UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-21977

                                 Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

February 28, 2019

GHII	Invesco S&P High Income Infrastructure ETF

SEA	Invesco Shipping ETF

TAN	Invesco Solar ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco S&P High Income Infrastructure ETF (GHII)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Utilities	50.4
Energy	38.1
Industrials	11.2
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.7%
	Energy—38.1%
1,146,056	China Suntien Green Energy Corp. Ltd., H-Shares (China)	$318,276
53,219	Enagas SA (Spain)	1,518,043
42,076	Enbridge, Inc. (Canada)	1,555,246
114,707	Gibson Energy, Inc. (Canada)	1,854,299
130,272	Inter Pipeline Ltd. (Canada)(b)	2,093,057
76,873	Keyera Corp. (Canada)(b)	1,885,928
22,812	ONEOK, Inc.	1,465,899
39,307	Pembina Pipeline Corp. (Canada)	1,437,377
169,217	SemGroup Corp., Class A	2,663,475
202,259	Ship Finance International Ltd. (Norway)(b)	2,505,989
290,261	Snam SpA (Italy)	1,436,111
56,756	Targa Resources Corp.	2,283,861
55,959	Williams Cos., Inc. (The)	1,493,546

		22,511,107

	Industrials—11.2%
678,214	China Merchants Port Holdings Co. Ltd. (China)	1,425,582
2,223,428	Hutchison Port Holdings Trust (Hong Kong)	511,388
68,577	Macquarie Infrastructure Corp.	2,804,113
288,146	Sydney Airport (Australia)	1,476,011
545,570	Yuexiu Transport Infrastructure Ltd. (China)	424,652

		6,641,746

	Utilities—50.4%
217,291	AltaGas Ltd. (Canada)(b)	2,917,012
127,277	APA Group (Australia)	906,418
786,903	AusNet Services (Australia)	971,326
46,047	Capital Power Corp. (Canada)	1,056,249
775,809	Centrica PLC (United Kingdom)	1,284,720
2,780,963	China Power International Development Ltd. (China)	701,458
72,861	Clearway Energy, Inc., Class C	1,092,186
213,779	Contact Energy Ltd. (New Zealand)	922,221
273,568	EDP-Energias de Portugal SA (Portugal)	1,004,626
23,524	Emera, Inc. (Canada)(b)	836,290
43,198	Endesa SA (Spain)	1,089,549
56,019	Engie SA (France)	845,203
39,064	Fortum Oyj (Finland)(b)	868,293
743,775	HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(c)	775,062

Number of Shares		Value
	Common Stocks (continued)
	Utilities (continued)
95,389	Infratil Ltd. (New Zealand)	$258,730
92,128	Just Energy Group, Inc. (Canada)	332,976
946,354	Keppel Infrastructure Trust (Singapore)	360,696
155,468	Mercury NZ Ltd. (New Zealand)	390,961
89,094	National Grid PLC (United Kingdom)	1,004,795
48,054	Northland Power, Inc. (Canada)	910,363
68,526	Pattern Energy Group, Inc., Class A	1,429,452
113,613	Power Assets Holdings Ltd. (Hong Kong)	788,798
29,363	PPL Corp.	944,608
32,115	Red Electrica Corp. SA (Spain)	694,818
129,782	REN—Redes Energeticas Nacionais SGPS SA (Portugal)	385,713
633,415	Spark Infrastructure Group (Australia)	1,049,999
91,192	SSE PLC (United Kingdom)	1,441,585
66,141	Suez (France)	846,162
123,488	Superior Plus Corp., Class Common Subscription Receipt (Canada)	1,060,478
90,851	TerraForm Power, Inc., Class A	1,136,546
68,747	TransAlta Renewables, Inc. (Canada)	638,402
78,764	United Utilities Group PLC (United Kingdom)	880,227

		29,825,922

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $60,624,060)—99.7%	58,978,775

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—11.5%
6,785,502	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $6,785,502)	6,785,502

	Total Investments in Securities (Cost $67,409,562)—111.2%	65,764,277

	Other assets less liabilities—(11.2)%	(6,636,061)

	Net Assets—100.0%	$59,128,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P High Income Infrastructure ETF (GHII) (continued)

February 28, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2019 represented 1.31% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	28.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Shipping ETF (SEA)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Industrials	66.3
Energy	33.1
Money Market Funds Plus Other Assets Less Liabilities	0.6

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.4%
	Belgium—4.3%
266,644	Euronav NV	$2,116,285

	Bermuda—10.4%
129,988	Golar LNG Ltd.	2,682,952
227,502	Teekay Corp.	932,758
105,840	Teekay LNG Partners LP	1,507,162

		5,122,872

	China—6.7%
2,385,153	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	1,403,782
4,344,996	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)(b)	1,893,027

		3,296,809

	Denmark—19.7%
7,232	AP Moller—Maersk A/S, Class B	9,757,014

	Germany—2.3%
39,251	Hapag-Lloyd AG(a)(c)	1,157,604

	Hong Kong—5.7%
7,568,437	Pacific Basin Shipping Ltd.	1,648,708
134,414	Seaspan Corp.	1,182,843

		2,831,551

	Japan—17.3%
111,149	Kawasaki Kisen Kaisha Ltd.(a)(b)	1,569,585
152,729	Mitsui OSK Lines Ltd.	3,580,872
214,247	Nippon Yusen K.K.	3,377,682

		8,528,139

	Monaco—9.7%
175,162	Costamare, Inc.	910,842
74,250	GasLog Ltd.	1,196,910
61,337	GasLog Partners LP	1,355,548
71,282	Scorpio Tankers, Inc.	1,312,302

		4,775,602

	Norway—5.6%
176,514	Golden Ocean Group Ltd.	888,931
149,853	Ship Finance International Ltd.(a)	1,856,679

		2,745,610

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea—6.3%
485,573	Hyundai Merchant Marine Co. Ltd.(b)	$1,726,942
367,592	Pan Ocean Co. Ltd.(b)	1,413,564

		3,140,506

	United Kingdom—4.8%
103,198	Golar LNG Partners LP	1,331,254
57,048	KNOT Offshore Partners LP	1,032,569

		2,363,823

	United States—6.6%
241,368	DHT Holdings, Inc.	1,042,710
61,685	Matson, Inc.	2,227,445

		3,270,155

	Total Common Stocks & Other Equity Interests (Cost $60,198,885)	49,105,970

	Money Market Fund—0.3%
129,826	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $129,826)	129,826

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $60,328,711)—99.7%	49,235,796

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.3%
3,619,590	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $3,619,590)	3,619,590

	Total Investments in Securities (Cost $63,948,301)—107.0%	52,855,386

	Other assets less liabilities—(7.0)%	(3,436,044)

	Net Assets—100.0%	$49,419,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Shipping ETF (SEA) (continued)

February 28, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2019 represented 2.34% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Solar ETF (TAN)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Semiconductors & Semiconductor Equipment	58.3
Independent Power & Renewable Electricity Producers	23.9
Electrical Equipment	14.0
Equity REITs	3.5
Money Market Funds Plus Other Assets Less Liabilities	0.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.7%
	Electrical Equipment—14.0%
1,751,346	Enphase Energy, Inc.(b)(c)	$15,884,708
1,143,150	Sunrun, Inc.(b)(c)	17,730,257
1,762,318	Vivint Solar, Inc.(b)(c)	9,216,923

		42,831,888

	Equity REITs—3.5%
436,553	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	10,747,935

	Independent Power & Renewable Electricity Producers—23.9%
505,777	Atlantica Yield PLC (Spain)	10,095,309
522,814,579	Beijing Enterprises Clean Energy Group Ltd. (China)(b)(c)	9,124,512
1,551,443	Encavis AG (Germany)(b)	10,599,774
167,110,342	GCL New Energy Holdings Ltd. (China)(c)	7,876,739
1,176,071	Scatec Solar ASA (Norway)(b)(d)	11,435,400
2,111,968	Solaria Energia y Medio Ambiente SA (Spain)(b)(c)	12,721,916
866,658	TerraForm Power, Inc., Class A	10,841,892

		72,695,542

	Semiconductors & Semiconductor Equipment—58.3%
587,582	Canadian Solar, Inc. (Canada)(b)(c)	14,489,772
361,400	Daqo New Energy Corp. ADR (China)(b)(c)	13,147,732
533,883	First Solar, Inc.(c)	28,055,552
229,524,748	GCL-Poly Energy Holdings Ltd. (China)(b)(c)	19,882,905
801,377	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	16,500,352
17,789,942	Meyer Burger Technology AG (Switzerland)(b)(c)	14,464,819
84,110,189	REC Silicon ASA(b)(c)	6,121,471
447,672	SMA Solar Technology AG (Germany)(b)	11,785,752
500,773	SolarEdge Technologies, Inc.(b)(c)	21,162,667
1,565,589	SunPower Corp.(b)(c)	10,098,049
44,311,399	Xinyi Solar Holdings Ltd. (China)	21,789,345

		177,498,416

	Total Common Stocks & Other Equity Interests (Cost $282,077,719)	303,773,781

Number of Shares		Value
	Money Market Fund—0.2%
495,660	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $495,660)	$495,660

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $282,573,379)—99.9%	304,269,441

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—28.4%
86,571,043	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $86,571,043)	86,571,043

	Total Investments in Securities (Cost $369,144,422)—128.3%	390,840,484

	Other assets less liabilities—(28.3)%	(86,307,826)

	Net Assets—100.0%	$304,532,658

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2019 represented 3.76% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Solar ETF (TAN) (continued)

February 28, 2019

(Unaudited)

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	29.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco S&P High Income Infrastructure ETF (GHII)	Invesco Shipping ETF (SEA)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$58,978,775	$49,105,970	$303,773,781
Affiliated investments in securities, at value	6,785,502	3,749,416	87,066,703
Foreign currencies, at value	9,416	2,187	—
Cash segregated as collateral	—	1,174,038	—
Receivables:
Dividends	141,624	12,538	758
Foreign tax reclaims	37,112	304,291	91,828
Securities lending	1,957	11,956	191,771
Investments sold	—	—	736,266
Shares sold	—	316,679	—
Other assets	—	—	2,558

Total Assets	65,954,386	54,677,075	391,863,665

Liabilities:
Due to custodian	7,768	—	—
Due to foreign custodian	—	—	1,867
Payables:
Collateral upon return of securities loaned	6,785,502	3,619,590	86,571,043
Investments purchased	—	440,348	—
Collateral upon receipt of securities in-kind	—	1,174,038	—
Accrued advisory fees	32,900	23,757	113,475
Accrued trustees’ and officer’s fees	—	—	9,814
Accrued expenses	—	—	634,808

Total Liabilities	6,826,170	5,257,733	87,331,007

Net Assets	$59,128,216	$49,419,342	$304,532,658

Net Assets Consist of:
Shares of beneficial interest	$62,875,832	$102,831,096	$697,344,614
Distributable earnings	(3,747,616)	(53,411,754)	(392,811,956)

Net Assets	$59,128,216	$49,419,342	$304,532,658

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,250,000	5,500,000	12,248,000
Net asset value	$26.28	$8.99	$24.86

Market price	$26.27	$8.99	$24.92

Unaffiliated investments in securities, at cost	$60,624,060	$60,198,885	$282,077,719

Affiliated investments in securities, at cost	$6,785,502	$3,749,416	$87,066,703

Foreign currencies (due to foreign custodian), at cost	$9,414	$2,201	$(1,859)

(a) Includes securities on loan with an aggregate value of:	$6,631,920	$3,468,798	$81,797,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco S&P High Income Infrastructure ETF (GHII)	Invesco Shipping ETF (SEA)	Invesco Solar ETF (TAN)
Investment Income:
Unaffiliated dividend income	$1,336,310	$580,662	$568,594
Affiliated dividend income	884	149	3,322
Securities lending income	9,839	50,557	1,273,702
Foreign withholding tax	(108,174)	(8,484)	—

Total Income	1,238,859	622,884	1,845,618

Expenses:
Advisory fees	125,611	179,988	682,234
Professional fees	—	—	14,611
Accounting & administration fees	—	—	30,849
Sub-licensing fees	—	—	192,275
Custodian & transfer agent fees	—	—	5,352
Trustees’ and officer’s fees	—	—	3,186
Printing	—	—	13,232
Insurance	—	—	1,623
Intraday valuation fees	—	—	1,039
Listing fee and expense	—	—	2,481
Recapture (See Note 3)	—	—	7,313
Other	—	—	934

Total Expenses	125,611	179,988	955,129

Less: Waivers	(77)	(15)	(289)

Net Expenses	125,534	179,973	954,840

Net Investment Income	1,113,325	442,911	890,778

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	47,822	(713,279)	(15,743,143)
In-kind redemptions	245,713	(1,179,014)	5,467,150
Foreign currencies	(11,187)	(330)	3,582

Net realized gain (loss)	282,348	(1,892,623)	(10,272,411)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,049,515)	(6,433,755)	41,483,517
Foreign currencies	1,915	(6,946)	(1,958)

Net change in unrealized appreciation (depreciation)	(1,047,600)	(6,440,701)	41,481,559

Net realized and unrealized gain (loss)	(765,252)	(8,333,324)	31,209,148

Net increase (decrease) in net assets resulting from operations	$348,073	$(7,890,413)	$32,099,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

(This Page Intentionally Left Blank)

11

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the years ended August 31, 2018 and May 31, 2018(a)

(Unaudited)

	Invesco S&P High Income Infrastructure ETF (GHII)
	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Operations:
Net investment income	$1,113,325	$2,311,484
Net realized gain (loss)	282,348	(130,516)
Net change in unrealized appreciation (depreciation)	(1,047,600)	(1,597,422)

Net increase (decrease) in net assets resulting from operations	348,073	583,546

Distributions to Shareholders from:
Distributable earnings	(1,468,528)	(2,415,309)
Return of capital	—	—

Total distributions to shareholders	(1,468,528)	(2,415,309)

Shareholder Transactions:
Proceeds from shares sold	2,619,389	37,535,728
Value of shares repurchased	(2,550,626)	(10,932,189)

Net increase (decrease) in net assets resulting from shares transactions	68,763	26,603,539

Increase (Decrease) in Net Assets	(1,051,692)	24,771,776

Net Assets:
Beginning of period	60,179,908	35,408,132

End of period	$59,128,216	$60,179,908

Changes in Shares Outstanding:
Shares sold	100,000	1,400,000
Shares repurchased	(100,000)	(400,000)
Shares outstanding, beginning of period	2,250,000	1,250,000

Shares outstanding, end of period	2,250,000	2,250,000

(a)	Effective August 31, 2018, Invesco Shipping ETF changed its fiscal year end to August 31.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Shipping ETF (SEA)			Invesco Solar ETF (TAN)
Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Six Months Ended February 28, 2019	Year Ended August 31, 2018

$442,911	$295,850	$2,728,072	$890,778	$8,835,390
(1,892,623)	(8,562,003)	(2,299,055)	(10,272,411)	33,736,621
(6,440,701)	3,915,388	283,575	41,481,559	(33,134,605)

(7,890,413)	(4,350,765)	712,592	32,099,926	9,437,406

(290,198)	(85,244)	(5,308,659)	(1,690,755)	(7,869,391)
—	(864,886)	(71,081)	—	—

(290,198)	(950,130)	(5,379,740)	(1,690,755)	(7,869,391)

2,739,554	—	25,524,866	3,703,555	122,053,573
(13,659,684)	(4,183,730)	(46,337,290)	(48,963,254)	(164,246,290)

(10,920,130)	(4,183,730)	(20,812,424)	(45,259,699)	(42,192,717)

(19,100,741)	(9,484,625)	(25,479,572)	(14,850,528)	(40,624,702)

68,520,083	78,004,708	103,484,280	319,383,186	360,007,888

$49,419,342	$68,520,083	$78,004,708	$304,532,658	$319,383,186

300,000	—	2,200,000	160,000	4,960,000
(1,500,000)	(400,000)	(4,100,000)	(2,480,000)	(7,040,000)
6,700,000	7,100,000	9,000,000	14,568,000	16,648,000

5,500,000	6,700,000	7,100,000	12,248,000	14,568,000

13

Financial Highlights

Invesco S&P High Income Infrastructure ETF (GHII)

	Six Months Ended February 28, 2019 (Unaudited)		Years Ended August 31,			For the Period February 11, 2015(a) Through August 31, 2015
			2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$26.75		$28.33	$26.28	$22.87	$25.05
Net investment income(b)	0.50		1.53	1.76	1.34	0.71
Net realized and unrealized gain (loss) on investments	(0.31)		(1.43)	1.57	3.34	(2.45)
Total from investment operations	0.19		0.10	3.33	4.68	(1.74)
Distributions to shareholders from:
Net investment income	(0.66)		(1.38)	(1.27)	(1.27)	(0.44)
Capital gains	—		(0.30)	(0.01)	—	—
Total distributions to shareholders	(0.66)		(1.68)	(1.28)	(1.27)	(0.44)
Net asset value at end of period	$26.28		$26.75	$28.33	$26.28	$22.87
Market price at end of period	$26.27	(c)	$26.77 (c)	$28.35	$26.48	$22.56
Net Asset Value Total Return(d)	0.89%		0.40%	12.98%	21.35%	(7.02)%
Market Price Total Return(d)	0.77%		0.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$59,128		$60,180	$35,408	$3,943	$2,287
Ratio to average net assets of:
Expenses	0.45	%(e)	0.44%	0.45%	0.45%	0.45	%(e)
Net investment income	3.99	%(e)	5.66%	6.46%	5.82%	5.13	%(e)
Portfolio turnover rate(f)	27%		45%	66%	61%	13%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Shipping ETF (SEA)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$10.23		$10.99		$11.50	$12.01	$19.60	$22.68	$17.51
Net investment income(a)	0.07		0.04		0.30	0.57	1.02	0.99	0.56
Net realized and unrealized gain (loss) on investments	(1.27)		(0.66)		(0.21)	(0.38)	(7.15)	(3.35)	5.06
Total from investment operations	(1.20)		(0.62)		0.09	0.19	(6.13)	(2.36)	5.62
Distributions to shareholders from:
Net investment income	(0.04)		(0.01)		(0.59)	(0.70)	(1.46)	(0.72)	(0.45)
Return of capital	—		(0.13)		(0.01)	—	—	—	—
Total distributions to shareholders	(0.04)		(0.14)		(0.60)	(0.70)	(1.46)	(0.72)	(0.45)
Net asset value at end of period	$8.99		$10.23		$10.99	$11.50	$12.01	$19.60	$22.68
Market price at end of period	$8.99	(b)	$10.20	(b)	$10.96 (b)	$11.49	$12.00	$19.55	$22.69
Net Asset Value Total Return(c)	(11.74)%		(5.67)%		0.58%	1.83%	(32.56)%	(10.52)%	32.57%
Market Price Total Return(c)	(11.48)%		(5.69)%		0.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,419		$68,520		$78,005	$103,484	$37,225	$70,577	$117,953
Ratio to average net assets of:
Expenses	0.65	%(d)(e)	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.66%
Net investment income	1.60	%(d)	1.66	%(d)	2.58%	4.84%	6.95%	4.82%	2.72%
Portfolio turnover rate(f)	8%		45%		37%	24%	34%	27%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are in integral part of the financial statements.

14

Financial Highlights (continued)

Invesco Solar ETF (TAN)

	Six Months Ended February 28, 2019 (Unaudited)		Years Ended August 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$21.92		$21.62	$20.89	$29.72	$43.58	$27.23
Net investment income(a)	0.07		0.54	0.49	0.80	0.72	0.52
Net realized and unrealized gain (loss) on investments	3.00		0.20	1.07	(9.14)	(13.94)	16.28
Total from investment operations	3.07		0.74	1.56	(8.34)	(13.22)	16.80
Distributions to shareholders from:
Net investment income	(0.13)		(0.44)	(0.83)	(0.49)	(0.64)	(0.45)
Net asset value at end of period	$24.86		$21.92	$21.62	$20.89	$29.72	$43.58
Market price at end of period	$24.92	(b)	$21.82 (b)	$21.70	$20.91	$29.57	$43.39
Net Asset Value Total Return(c)	14.22%		3.19%	8.72%	(28.59)%	(30.51)%	62.06%
Market Price Total Return(c)	15.02%		2.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$304,533		$319,383	$360,008	$230,754	$266,545	$429,167
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.65%	0.70%	0.71%	0.70%	0.71%
Expenses, prior to Waivers	0.70	%(d)	0.69%	0.76%	0.88%	0.73%	0.76%
Net investment income, after Waivers	0.65	%(d)	2.23%	2.57%	3.26%	1.83%	1.28%
Portfolio turnover rate(e)	16%		54%	57%	53%	51%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are in integral part of the financial statements.

15

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P High Income Infrastructure ETF (GHII)	“S&P High Income Infrastructure ETF”
Invesco Shipping ETF (SEA)	“Shipping ETF”
Invesco Solar ETF (TAN)	“Solar ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before the Fund’s fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P High Income Infrastructure ETF	S&P High Income Infrastructure Index
Shipping ETF	Dow Jones Global Shipping IndexSM
Solar ETF	MAC Global Solar Energy Index

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt

16

obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may

17

decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversification Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in diversified funds. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Micro-Capitalization Securities Risk. For Shipping ETF and Solar ETF, micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Emerging Markets Investment Risk. For Shipping ETF, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Depositary Receipt Risk. Each Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in each Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of each Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change

18

materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. Global depositary receipts (“GDRs”) are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Risks of Investing in MLP Units. The Shipping ETF may invest in master limited partnerships (“MLP”). An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended, and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on each Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice compared to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As each Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact each Fund’s returns.

C. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

19

E. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

F. Dividends and Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
S&P High Income Infrastructure ETF	Quarterly
Shipping ETF	Quarterly
Solar ETF	Annually

Each Fund records such dividends on ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

G. Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Solar ETF is responsible for all of its expenses, including the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

20

S&P High Income Infrastructure ETF and Shipping ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J. Securities Lending

During the six-months period ended February 28, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the fiscal year ended August 31, 2018, distributions from distributable earnings consisted of:

Fund	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains
S&P High Income Infrastructure ETF	$2,046,184	$369,125
Shipping ETF(a)	85,244	—
Solar ETF	7,869,391	—

(a)	For the fiscal period June 1, 2018 through August 31, 2018.

For the year ended May 31, 2018, distributions from distributable earnings for Shipping ETF consisted of net investment income.

Note 3—Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets.

21

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through at least May 18, 2020. Neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Further, the Adviser agrees to reimburse Solar ETF in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.70% through at least May 18, 2020.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee equal to a percentage of its average daily net assets as stated below.

Fund	Unitary Management Fees (as a % of Net Assets)
S&P High Income Infrastructure ETF	0.45%
Shipping ETF	0.65%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of S&P High Income Infrastructure ETF and Shipping ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser also has agreed to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of S&P High Income Infrastructure ETF and Shipping ETF (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and litigation expenses and other extraordinary expenses) from exceeding such Fund’s unitary management fee through at least April 6, 2020 for Shipping ETF, and May 18, 2020 for S&P High Income Infrastructure ETF. Neither the Adviser nor the Funds can discontinue the agreement prior to its expiration.

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investment in money market funds managed by that affiliate (excluding investment of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration date.

For the six-month period ended February 28, 2019, the Adviser waived fees in the following amounts:

S&P High Income Infrastructure ETF	$77
Shipping ETF	15
Solar ETF	289

The fees waived and/or expenses borne by the Adviser for Solar ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule at February 28, 2019 are as follows:

Fund	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		8/31/2019	8/31/2020	8/31/2021	02/28/2019
Solar ETF	$56,609	$—	$—	$56,609	$—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

22

The Adviser has entered into licensing agreements on behalf of each Fund with the following entities (each a “Licensor”):

Fund	Licensor
S&P High Income Infrastructure ETF	S&P Dow Jones Index Group
Shipping ETF	CME Group Index Services LLC
Solar ETF	MAC Indexing LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2018:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
S&P High Income Infrastructure ETF	$—	$—	$1,851,341	$1,851,341
Shipping ETF	—	7,082,469	29,709,365	36,791,834
Solar ETF	21,764,929	71,458,522	279,844,671	373,068,122

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

23

Note 6—Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
S&P High Income Infrastructure ETF	$15,317,457	$15,581,602
Shipping ETF	4,206,017	4,839,962
Solar ETF	45,417,621	45,662,279

For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P High Income Infrastructure ETF	$2,619,724	$2,507,406
Shipping ETF	2,552,794	12,837,800
Solar ETF	3,703,476	48,377,983

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
S&P High Income Infrastructure ETF	$2,659,849	$(5,046,034)	$ (2,386,185)	$68,150,462
Shipping ETF	499,312	(14,086,906)	(13,587,594)	66,442,980
Solar ETF	53,359,015	(62,892,079)	(9,533,064)	400,373,548

Note 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by each Fund to pay remuneration to the Independent Trustees, and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P High Income Infrastructure ETF and Shipping ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8—Capital

Shares are issued and redeemed by the Funds only in Creation Units of 50,000 shares for S&P High Income Infrastructure ETF, 80,000 shares for Solar ETF and 100,000 shares for Shipping ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participating Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

24

Note 9—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

25

Fees and Expenses

As a shareholder of Invesco Solar ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco S&P High Income Infrastructure ETF and Invesco Shipping ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder of the Invesco S&P High Income Infrastructure ETF and Invesco Shipping ETF may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Invesco Shipping ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P High Income Infrastructure ETF (GHII)
Actual	$1,000.00	$1,008.89	0.45%	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
Invesco Shipping ETF (SEA)
Actual	1,000.00	882.61	0.65	3.03
Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.65	3.26
Invesco Solar ETF (TAN)
Actual	1,000.00	1,142.21	0.70	3.72
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

26

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST2-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

PLW	Invesco 1-30 Laddered Treasury ETF

PWZ	Invesco California AMT-Free Municipal Bond ETF

PCEF	Invesco CEF Income Composite ETF

PHB	Invesco Fundamental High Yield® Corporate Bond ETF

PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF

LDRI	Invesco LadderRite 0-5 Year Corporate Bond ETF

PZA	Invesco National AMT-Free Municipal Bond ETF

PZT	Invesco New York AMT-Free Municipal Bond ETF

PGX	Invesco Preferred ETF

BAB	Invesco Taxable Municipal Bond ETF

CLTL	Invesco Treasury Collateral ETF

VRP	Invesco Variable Rate Preferred ETF

PVI	Invesco VRDO Tax-Free Weekly ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco 1-30 Laddered Treasury ETF (PLW)

February 28, 2019

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Maturing in 0-5 Years	20.1
Maturing in 6-10 Years	13.4
Maturing in 11-15 Years	13.3
Maturing in 16-20 Years	23.3
Maturing in 21-25 Years	16.5
Maturing in 26-30 Years	13.2
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Principal Amount		Value
	Long-Term Investments—96.4%
	U.S. Treasury Securities—96.4%
	U.S. Treasury Bonds—93.0%
$4,936,200	7.875%, 02/15/2021	$5,438,111
4,634,300	7.125%, 02/15/2023	5,432,993
4,700,800	6.250%, 08/15/2023	5,434,198
4,252,300	7.625%, 02/15/2025	5,429,489
4,473,700	6.000%, 02/15/2026	5,430,915
4,225,800	6.625%, 02/15/2027	5,427,347
4,228,900	6.125%, 11/15/2027	5,349,724
4,441,700	5.250%, 02/15/2029	5,414,883
4,003,300	6.250%, 05/15/2030	5,348,706
12,838,900	5.375%, 02/15/2031	16,246,475
13,202,500	4.500%, 02/15/2036	16,164,811
4,254,100	4.750%, 02/15/2037	5,389,828
4,414,700	4.375%, 02/15/2038	5,377,570
4,946,400	3.500%, 02/15/2039	5,373,124
4,265,800	4.625%, 02/15/2040	5,365,910
4,191,600	4.750%, 02/15/2041	5,365,657
5,288,400	3.125%, 02/15/2042	5,356,984
5,301,800	3.125%, 02/15/2043	5,352,436
4,890,000	3.625%, 02/15/2044	5,357,415
5,969,500	2.500%, 02/15/2045	5,344,102
5,987,900	2.500%, 02/15/2046	5,340,692
5,425,700	3.000%, 02/15/2047	5,347,918
5,447,000	3.000%, 02/15/2048	5,353,167
5,440,000	3.000%, 02/15/2049	5,349,475

		150,791,930

	U.S. Treasury Notes—3.4%
5,515,200	2.000%, 02/15/2022	5,440,120

	Total Long-Term Investments (Cost $163,506,221)	156,232,050

Principal Amount		Value
	Short-Term Investments—3.4%
	U.S. Treasury Securities—3.4%
	U.S. Treasury Bonds—3.4%
$5,147,200	8.500%, 02/15/2020 (Cost $5,453,036)	$5,436,026

Number of Shares
	Money Market Fund—0.0%
61,206	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(a) (Cost $61,206)	61,206

	Total Short-Term Investments (Cost $5,514,242)	5,497,232

	Total Investments in Securities (Cost $169,020,463)—99.8%	161,729,282

	Other assets less liabilities—0.2%	342,259

	Net Assets—100.0%	$162,071,541

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco California AMT-Free Municipal Bond ETF (PWZ)

February 28, 2019

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Ad Valorem Property Tax	21.5
Health, Hospital, Nursing Home Revenue	12.2
Water Revenue	10.0
Port, Airport & Marina Revenue	9.8
College & University Revenue	7.9
Lease Revenue	6.6
Sales Tax Revenue	5.5
Electric Power Revenue	4.2
General Fund	4.2
Hotel Occupancy Tax	3.8
Tax Increment Revenue	3.1
Highway Tolls Revenue	2.0
Miscellaneous Revenue	1.6
Transit Revenue	1.2
Special Tax	0.9
Sewer Revenue	0.9
Natural Gas Revenue	0.8
Recreational Revenue	0.4
Local or GTD Housing	0.3
Other Assets Less Liabilities	3.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—96.9%
	Ad Valorem Property Tax—21.5%
$775,000	California State Ref. Ser. 12	5.000%	02/01/2038	$834,838
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,713,855
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,024,810
1,540,000	California State Various Purpose Ser. 09	6.000	11/01/2039	1,583,844
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,169,556
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	878,680
4,750,000	Chabot-Las Positas California Community College District (Election 2016) Ser. 17A	4.000	08/01/2047	4,909,172
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,260,940
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,546,710
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,082,553
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,066,020
250,000	Los Angeles California Community College District (2008 Election) Ser. 17J	4.000	08/01/2041	259,360
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,162,210
1,215,000	Los Angeles California Community College District Ref. Ser.16	4.000	08/01/2037	1,281,254
1,000,000	Los Angeles California Unified School District (Election 2008) Ser. 18B-1	5.000	07/01/2038	1,163,050
3,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	3,098,880
5,000,000	Marin California Healthcare District (Election 2013) Ser. 17A	5.000	08/01/2041	5,789,600
3,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	3,082,920
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,124,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000%	08/01/2043	$1,120,280
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,124,490
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,138,020
13,535,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2041	15,537,368
3,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	3,404,820
5,000,000	San Rafael California High School District (Election 2015) Ser. 18B	4.000	08/01/2047	5,200,650
1,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	1,041,830

				67,600,559

	College & University Revenue—7.9%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,688,400
2,000,000	California State Educational Facilities Auth. (University of San Francisco) Rev. Ser. 18A	5.000	10/01/2053	2,247,880
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,158,170
1,500,000	California State University Systemwide Rev. Ref. Ser. 16A	5.000	11/01/2045	1,679,355
500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2037	578,905
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,263,253
3,000,000	California State University Systemwide Rev. Ser. 18A	5.000	11/01/2048	3,456,270
1,500,000	California Statewide Communities Development Auth. Student Housing (University of California, Irvine Campus Apartments Phase IV) Rev. Ser. 17A	5.000	05/15/2047	1,646,400
745,000	University of California (Limited Project) Rev. Ser. 12G(a)	5.000	05/15/2022	827,815
755,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	824,626
1,500,000	University of California (Limited Project) Rev. Ser. 18O	5.000	05/15/2058	1,680,270
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,661,475
1,500,000	University of California General Rev. Ser. 18AZ	5.000	05/15/2048	1,711,680
2,000,000	University of California Rev. Ser. 17AV	5.250	05/15/2042	2,334,960

				24,759,459

	Electric Power Revenue—4.2%
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,794,650
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	4,855,407
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,120,520
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,110,000
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/2042	1,684,905
1,500,000	Los Angeles California Department of Water & Power System Rev. Ser. 17A	5.000	07/01/2042	1,704,510

				13,269,992

	General Fund—4.2%
2,000,000	California State Ser. 16	5.000	09/01/2046	2,258,880
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,153,190
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	3,003,382
3,230,000	California State Various Purpose Ser. 09	6.000	04/01/2038	3,240,498
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,277,960
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,185,480

				13,119,390

	Health, Hospital, Nursing Home Revenue—12.2%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,092,250
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	577,045
1,500,000	California State Health Facilities Financing Auth. (Children’s Hospital) Ref. Ser. 17A	5.000	08/15/2042	1,657,185
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,302,740
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	525,305
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,531,789
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,104,940
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	704,598
10,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 17A	5.000	11/15/2048	11,211,100
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	1,010,300
1,000,000	California State Municipal Financing Auth. (Eisenhower Medical Center) Rev. Ref. Ser. 17A	5.000	07/01/2042	1,096,930
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,047,300
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	534,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000%	11/01/2043	$1,106,090
1,650,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,665,510
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,106,990
850,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	5.000	12/01/2057	937,524
5,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 02E(b)	1.680	11/01/2036	5,000,000
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,072,170
1,000,000	California Statewide Communities Development Auth. (Marin General) Rev. Ser. 18A	4.000	08/01/2045	1,007,270
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,122,393

				38,413,529

	Highway Tolls Revenue—2.0%
3,000,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	3,082,920
2,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	2,003,300
1,000,000	San Diego California Association of Governments South Bay Expressway Toll (Senior Lien) Rev. Ser. 17A	5.000	07/01/2042	1,127,540

				6,213,760

	Hotel Occupancy Tax—3.8%
4,500,000	Sacramento County California Transient Occupancy Tax (Convention Center Complex) Rev. Ser. 18A	5.000	06/01/2043	5,157,900
6,000,000	Sacramento County California Transient Occupancy Tax (Convention Center Complex) Rev. Ser. 18A	5.000	06/01/2048	6,829,380

				11,987,280

	Lease Revenue—6.6%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	599,076
1,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	1,139,790
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	780,141
5,000,000	Los Angeles County California Facilities Inc. Lease (Vermont Corridor County Administration Building) Rev. Ser. 18A	5.000	12/01/2043	5,711,350
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,240,322
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,551,839
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,267,920
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,177,859
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital Improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,144,680
700,000	San Diego California Public Facilities Financing Auth. Lease (Master Project) Rev. Ref. Ser. 10A(a)	5.250	09/01/2020	739,963
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,340,020

				20,692,960

	Local or GTD Housing—0.3%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,093,030

	Miscellaneous Revenue—1.6%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,040,360
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,691,460
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,109,520
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,110,190

				4,951,530

	Natural Gas Revenue—0.8%
2,500,000	Chula Vista California Industrial Development (San Diego Gas—Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,519,425

	Port, Airport & Marina Revenue—9.8%
1,500,000	Long Beach California Harbor Rev. Ref. Ser. 17C	5.000	05/15/2047	1,707,990
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	544,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue (continued)
$500,000	Long Beach California Marina Rev. Ser. 15	5.000%	05/15/2045	$540,275
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,039,370
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,258,340
3,500,000	Los Angeles California Department of Airports Rev. Sub.-Ser. 17B	5.000	05/15/2042	3,981,845
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,203,600
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	4,987,584
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 17B	5.000	05/01/2047	2,257,780
7,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 18D	5.000	05/01/2048	7,978,530
3,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 19B	5.000	05/01/2049	3,452,010

				30,951,664

	Recreational Revenue—0.4%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,108,730

	Sales Tax Revenue—5.5%
1,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax (Green Bond) Rev. Ser. 17A	5.000	07/01/2041	1,158,330
5,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax Rev. Ser. 17A	5.000	07/01/2042	5,771,750
2,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax Rev. Ser. 19A	5.000	07/01/2044	2,317,720
3,000,000	Orange County California Local Transportation Auth. Sales Tax Rev. Ref. Ser. 19	5.000	02/15/2041	3,515,940
4,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	4,508,240

				17,271,980

	Sewer Revenue—0.9%
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,174,860
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,689,959

				2,864,819

	Special Tax—0.9%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,909,192

	Tax Increment Revenue—3.1%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,095,420
5,000,000	Mountain View California Shoreline Regional Park Community Ser. 18A AGM	5.000	08/01/2048	5,727,300
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,898,825

				9,721,545

	Transit Revenue—1.2%
2,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	3.000	10/01/2034	1,926,840
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,704,180

				3,631,020

	Water Revenue—10.0%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,190,040
1,500,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2042	1,729,755
2,000,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2045	2,297,020
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,718,895
1,000,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,117,860
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,184,660
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,317,725
5,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ref. Ser. 18B	5.000	07/01/2048	5,756,900
2,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ser. 18A	5.000	07/01/2048	2,288,640
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,099,500
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	503,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000%	05/01/2037	$1,149,780
3,000,000	San Francisco California City & County Public Utilities Commission (WSIP) Sub.-Ser. 11A	5.000	11/01/2037	3,268,500
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,687,467

				31,310,202

	Total Investments in Securities (Cost $302,056,101)(c)—96.9%			304,390,066

	Other assets less liabilities—3.1%			9,835,812

	Net Assets—100.0%			$314,225,878

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

BAM—Build America Mutual

GTD—Grant To Date

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

WSIP—Water System Improvement Program

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of February 28, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	5.6%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco CEF Income Composite ETF (PCEF)

February 28, 2019

(Unaudited)

Portfolio Composition
Asset Class Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Bonds	44.9
Bonds/High Yield	28.7
Option Income	24.9
Domestic Equity	1.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments

Number of Shares		Value
	Closed-End Funds—100.1%
	Bonds—44.9%
3,375,055	Aberdeen Asia-Pacific Income Fund, Inc.	$14,377,734
184,305	BlackRock 2022 Global Income Opportunity Trust	1,647,687
555,583	BlackRock Core Bond Trust	7,261,470
1,371,758	BlackRock Credit Allocation Income Trust	16,653,142
654,583	BlackRock Income Trust, Inc.(a)	3,835,856
438,836	BlackRock Limited Duration Income Trust(a)	6,512,326
457,033	BlackRock Multi-Sector Income Trust	7,655,303
567,432	BlackRock Taxable Municipal Bond Trust(a)	12,699,128
305,255	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	7,188,755
75,333	Cohen & Steers Select Preferred and Income Fund, Inc.(a)	2,021,938
93,315	DoubleLine Funds Trust—DoubleLine Opportunistic Credit Fund	1,835,506
882,782	DoubleLine Income Solutions Fund(a)	17,443,772
1,529,288	Eaton Vance Limited Duration Income Fund(a)	19,498,422
214,681	Eaton Vance Short Duration Diversified Income Fund	2,780,119
121,958	Eaton Vance Tax-Advantaged Buy-Write Strategy Fund(a)	1,151,284
170,335	First Trust Aberdeen Global Opportunity Income Fund	1,715,273
659,748	First Trust Intermediate Duration Preferred & Income Fund(a)	14,283,544
202,148	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	4,724,199
366,899	Flaherty & Crumrine Preferred Securities Income Fund, Inc.(a)	6,805,976
104,900	Flaherty & Crumrine Total Return Fund, Inc.(a)	1,988,904
353,692	Franklin Ltd. Duration Income Trust(a)	3,384,832
136,849	Guggenheim Taxable Municipal Managed Duration Trust(a)	3,083,208
111,396	Insight Select Income Fund(a)	2,086,447
116,892	Invesco Bond Fund(a)(b)	2,087,691
2,378,052	Invesco Senior Income Trust(a)(b)	10,082,940
162,356	John Hancock Preferred Income Fund	3,526,372
129,406	John Hancock Preferred Income Fund II(a)	2,801,640
203,466	John Hancock Preferred Income Fund III(a)	3,768,190

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
278,359	John Hancock Premium Dividend Fund	$4,523,334
571,419	MFS Charter Income Trust	4,422,783
1,193,925	MFS Intermediate Income Trust(a)	4,465,280
804,548	MFS Multimarket Income Trust	4,505,469
1,706,028	Nuveen Credit Strategies Income Fund	13,375,260
677,425	Nuveen Floating Rate Income Fund	6,760,702
306,463	Nuveen Global High Income Fund(a)	4,639,850
53,447	Nuveen Preferred & Income 2022 Term Fund	1,204,161
1,091,548	Nuveen Preferred & Income Opportunities Fund	10,184,143
2,364,948	Nuveen Preferred & Income Securities Fund	21,426,429
196,775	Nuveen Preferred & Income Term Fund	4,378,244
282,213	Nuveen Taxable Municipal Income Fund	5,610,394
234,583	PIMCO Corporate & Income Strategy Fund	3,994,949
91,291	PIMCO Income Opportunity Fund(a)	2,407,344
152,016	PIMCO Income Strategy Fund(a)	1,745,144
362,914	PIMCO Income Strategy Fund II(a)	3,741,643
297,951	Pioneer Floating Rate Trust	3,173,178
536,272	Putnam Master Intermediate Income Trust	2,370,322
1,103,830	Putnam Premier Income Trust(a)	5,497,073
118,624	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	1,958,482
396,755	TCW Strategic Income Fund, Inc.	2,178,185
1,715,779	Templeton Global Income Fund	11,135,406
138,338	Virtus Global Multi-Sector Income Fund(a)	1,701,557
171,893	Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	2,858,581
736,626	Western Asset Inflation-Linked Opportunities & Income Fund	7,808,236
345,004	Western Asset Inflation-Linked Securities & Income Fund	3,795,044
79,079	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,558,647
96,330	Western Asset Premier Bond Fund	1,212,795

		325,534,293

	Bonds/High Yield—28.7%
1,149,110	AllianceBernstein Global High Income Fund, Inc.(a)	13,410,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco CEF Income Composite ETF (PCEF) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds/High Yield (continued)
197,749	Allianzgi Convertible & Income 2024 Target	$1,779,741
244,826	Barings Global Short Duration High Yield Fund(a)	4,424,006
1,489,822	BlackRock Corporate High Yield Fund, Inc.	15,270,675
634,116	BlackRock Debt Strategies Fund, Inc.(a)	6,835,770
444,289	BlackRock Floating Rate Income Strategies Fund, Inc.	5,744,657
282,402	BlackRock Floating Rate Income Trust	3,518,729
629,586	Credit Suisse Asset Management Income Fund, Inc.(a)	1,917,089
931,154	Credit Suisse High Yield Bond Fund	2,234,770
787,981	Dreyfus High Yield Strategies Fund	2,434,861
479,771	Eaton Vance Floating-Rate Income Trust	6,539,279
445,076	Eaton Vance Senior Floating-Rate Trust	5,901,708
477,202	First Trust High Income Long/Short Fund	6,957,605
286,595	First Trust Senior Floating Rate 2022 Target Term Fund	2,567,891
324,181	First Trust Senior Floating Rate Income Fund II	3,977,701
47,317	Guggenheim Credit Allocation Fund	988,925
90,965	High Income Securities Fund	828,691
141,123	Invesco High Income 2023 Target Term Fund(b)	1,432,398
200,941	Ivy High Income Opportunities Fund(a)	2,728,779
228,652	KKR Income Opportunities Fund	3,608,129
270,046	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,422,313
262,641	Neuberger Berman High Yield Strategies Fund, Inc.	2,962,590
316,535	New America High Income Fund, Inc. (The)	2,671,555
196,126	Nuveen Credit Opportunities 2022 Target Term Fund	1,865,158
487,141	Nuveen Floating Rate Income Opportunity Fund(a)	4,939,610
230,329	Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	5,177,796
447,163	Nuveen Senior Income Fund	2,665,091
110,644	Nuveen Short Duration Credit Opportunities Fund	1,779,155
545,428	PGIM Global Short Duration High Yield Fund, Inc.	7,608,721
446,927	PGIM Short Duration High Yield Fund, Inc.	6,319,548
485,750	PIMCO Corporate & Income Opportunity Fund(a)	8,272,322
109,311	Pioneer Diversified High Income Trust	1,531,447
353,303	Pioneer High Income Trust	3,126,732
62,097	Stone Harbor Emerging Markets Total Income Fund	813,471
578,383	Templeton Emerging Markets Income Fund	6,096,157
1,922,982	Voya Prime Rate Trust(a)	9,268,773
827,644	Wells Fargo Income Opportunities Fund(a)	6,538,388
386,856	Wells Fargo Multi-Sector Income Fund(a)	4,696,432
817,494	Western Asset Emerging Markets Debt Fund, Inc.	11,363,167
600,760	Western Asset Global High Income Fund, Inc.(a)	5,707,220
1,065,266	Western Asset High Income Fund II, Inc.(a)	6,870,966

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds/High Yield (continued)
1,717,801	Western Asset High Income Opportunity Fund, Inc.(a)	$8,348,513
266,540	Western Asset High Yield Defined Opportunity Fund, Inc.	3,934,130

		208,080,773

	Domestic Equity—1.6%
192,327	Guggenheim Strategic Opportunities Fund(a)	3,836,923
373,318	Nexpoint Strategic Opportunities Fund	8,149,532

		11,986,455

	Option Income—24.9%
1,149,441	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	13,988,697
314,836	BlackRock Energy and Resources Trust	3,781,180
365,797	BlackRock Enhanced Capital and Income Fund, Inc.	5,753,987
1,987,872	BlackRock Enhanced Equity Dividend Trust(a)	17,254,729
816,799	BlackRock Enhanced Global Dividend Trust	8,535,550
1,277,669	BlackRock Enhanced International Dividend Trust	7,039,956
57,864	BlackRock Health Sciences Trust	2,320,925
1,164,740	BlackRock Resources & Commodities Strategy Trust(a)	9,504,278
130,419	BlackRock Science & Technology Trust(a)	4,220,359
406,887	Brookfield Real Assets Income Fund, Inc.	8,687,037
242,747	Cohen & Steers Global Income Builder, Inc.	2,017,228
95,550	Columbia Seligman Premium Technology Growth Fund, Inc.	1,921,510
292,688	Eaton Vance Enhanced Equity Income Fund(a)	4,208,853
298,576	Eaton Vance Enhanced Equity Income Fund II(a)	5,078,778
485,597	Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	4,341,237
164,476	Eaton Vance Tax-Managed Buy-Write Income Fund	2,478,653
430,831	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	6,445,232
1,081,314	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,186,409
678,308	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(a)	6,572,805
1,879,015	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	14,900,589
183,268	First Trust Dynamic Europe Equity Income Fund	2,673,880
145,848	First Trust Enhanced Equity Income Fund	2,184,803
230,378	GAMCO Natural Resources Gold & Income Trust	1,273,990
295,593	Guggenheim Enhanced Equity Income Fund	2,352,920
108,786	John Hancock Hedged Equity & Income Fund	1,595,891
181,248	Madison Covered Call & Equity Strategy Fund	1,252,424
230,306	Nuveen Dow 30sm Dynamic Overwrite Fund	4,216,903
663,777	Nuveen S&P 500 Buy-Write Income Fund	8,768,494
103,088	Nuveen S&P 500 Dynamic Overwrite Fund	1,593,740
138,192	Voya Asia Pacific High Dividend Equity Income Fund	1,290,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco CEF Income Composite ETF (PCEF) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Option Income (continued)
196,442	Voya Global Advantage and Premium Opportunity Fund(a)	$2,033,175
1,049,537	Voya Global Equity Dividend and Premium Opportunity Fund(a)	6,884,963
169,091	Voya Infrastructure Industrials and Materials Fund	2,147,456
139,817	Voya Natural Resources Equity Income Fund	768,994

		180,276,338

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $736,625,877)—100.1%	725,877,859

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.2%
8,950,875	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $8,950,875)	8,950,875

	Total Investments in Securities (Cost $745,576,752)—101.3%	734,828,734

	Other assets less liabilities—(1.3)%	(9,586,607)

	Net Assets—100.0%	$725,242,127

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated. See Note 4.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Consumer, Cyclical	21.6
Energy	15.4
Consumer, Non-cyclical	13.3
Communications	12.9
Financials	11.6
Basic Materials	7.5
Industrial	7.3
Technology	7.1
Utilities	1.8
Money Market Funds Plus Other Assets Less Liabilities	1.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.5%
	Advertising—0.9%
$3,192,000	Lamar Media Corp.	5.750%	02/01/2026	$3,351,600
3,408,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	3,502,742

				6,854,342

	Aerospace/Defense—0.8%
5,702,075	TransDigm, Inc.	6.500	07/15/2024	5,773,351

	Airlines—2.7%
5,092,000	Delta Air Lines, Inc.	3.625	03/15/2022	5,079,725
5,095,000	Delta Air Lines, Inc.	4.375	04/19/2028	4,904,548
9,986,100	United Continental Holdings, Inc.	4.250	10/01/2022	9,973,617

				19,957,890

	Apparel—0.8%
3,377,000	Under Armour, Inc.	3.250	06/15/2026	3,011,771
2,435,000	William Carter Co. (The)	5.250	08/15/2021	2,474,569

				5,486,340

	Auto Parts & Equipment—2.2%
3,042,000	American Axle & Manufacturing, Inc.(a)	6.250	04/01/2025	3,046,107
3,539,000	Dana, Inc.	5.500	12/15/2024	3,525,729
2,890,000	Goodyear Tire & Rubber Co. (The)(a)	5.125	11/15/2023	2,893,612
3,145,000	Goodyear Tire & Rubber Co. (The)(a)	5.000	05/31/2026	2,991,681
4,340,000	Tenneco, Inc.	5.000	07/15/2026	3,732,400

				16,189,529

	Banks—0.8%
2,678,000	CIT Group, Inc.	5.000	08/15/2022	2,771,730
2,681,000	CIT Group, Inc.	5.250	03/07/2025	2,815,050

				5,586,780

	Building Materials—0.9%
1,868,000	Griffon Corp.	5.250	03/01/2022	1,851,655
1,772,000	Owens Corning	4.200	12/15/2022	1,790,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Building Materials (continued)
$1,820,000	Owens Corning	3.400%	08/15/2026	$1,678,039
1,337,000	US Concrete, Inc.	6.375	06/01/2024	1,323,630

				6,643,334

	Chemicals—3.1%
1,347,000	Blue Cube Spinco LLC	9.750	10/15/2023	1,512,344
5,721,000	CF Industries, Inc.	3.450	06/01/2023	5,556,521
1,741,000	Chemours Co. (The)	6.625	05/15/2023	1,812,903
1,876,000	Chemours Co. (The)	5.375	05/15/2027	1,829,100
4,683,000	Huntsman International LLC	4.875	11/15/2020	4,800,661
1,585,000	Olin Corp.	5.125	09/15/2027	1,604,813
2,592,000	PolyOne Corp.(a)	5.250	03/15/2023	2,663,280
2,581,000	Valvoline, Inc.(a)	4.375	08/15/2025	2,451,950

				22,231,572

	Commercial Services—2.8%
6,313,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.500	04/01/2023	6,407,695
5,366,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	5,379,415
3,562,000	Service Corp. International	5.375	05/15/2024	3,651,050
5,065,000	United Rentals North America, Inc.	6.500	12/15/2026	5,299,256

				20,737,416

	Computers—3.1%
4,697,640	Leidos Holdings, Inc.	4.450	12/01/2020	4,812,028
3,922,000	NCR Corp.	6.375	12/15/2023	3,988,556
3,668,000	Seagate HDD Cayman(a)	4.250	03/01/2022	3,665,681
3,716,000	Seagate HDD Cayman	4.750	01/01/2025	3,579,069
6,927,000	Western Digital Corp.	4.750	02/15/2026	6,563,333

				22,608,667

	Cosmetics/Personal Care—0.4%
2,872,000	Edgewell Personal Care Co.	4.700	05/24/2022	2,900,232

	Distribution/Wholesale—0.9%
2,295,000	H&E Equipment Services, Inc.	5.625	09/01/2025	2,280,656
4,156,000	LKQ Corp.	4.750	05/15/2023	4,197,560

				6,478,216

	Diversified Financial Services—2.2%
8,168,000	Ally Financial, Inc.	8.000	03/15/2020	8,566,190
3,626,000	Navient Corp., MTN	8.000	03/25/2020	3,795,806
3,846,000	Navient Corp., MTN	6.125	03/25/2024	3,769,080

				16,131,076

	Electric—1.8%
3,648,000	AES Corp.	5.125	09/01/2027	3,757,440
3,435,000	DPL, Inc.	7.250	10/15/2021	3,696,919
5,387,000	NRG Energy, Inc.	6.625	01/15/2027	5,748,939

				13,203,298

	Electrical Components & Equipment—0.5%
1,888,000	WESCO Distribution, Inc.	5.375	12/15/2021	1,913,960
1,888,000	WESCO Distribution, Inc.	5.375	06/15/2024	1,899,800

				3,813,760

	Electronics—0.6%
2,215,000	Jabil, Inc.	4.700	09/15/2022	2,232,609
2,670,000	Jabil, Inc.	3.950	01/12/2028	2,407,806

				4,640,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Engineering & Construction—1.1%
$5,170,000	AECOM	5.125%	03/15/2027	$4,930,887
3,138,000	MasTec, Inc.	4.875	03/15/2023	3,157,613

				8,088,500

	Entertainment—1.1%
3,060,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	2,834,325
3,366,000	Cinemark USA, Inc.	4.875	06/01/2023	3,370,208
1,414,000	Eldorado Resorts, Inc.	6.000	04/01/2025	1,445,956

				7,650,489

	Environmental Control—0.4%
2,765,000	Covanta Holding Corp.	5.875	03/01/2024	2,830,669

	Food—1.6%
1,180,925	B&G Foods, Inc.	4.625	06/01/2021	1,183,508
1,274,000	B&G Foods, Inc.(a)	5.250	04/01/2025	1,221,447
2,833,000	Darling Ingredients, Inc.(a)	5.375	01/15/2022	2,871,954
3,149,000	Post Holdings, Inc.(b)	5.750	03/01/2027	3,113,574
3,006,000	TreeHouse Foods, Inc.	4.875	03/15/2022	3,033,355

				11,423,838

	Food Service—0.7%
5,110,000	Aramark Services, Inc.	4.750	06/01/2026	5,084,450

	Healthcare-Products—1.3%
3,415,000	Becton, Dickinson and Co.	2.894	06/06/2022	3,381,044
3,425,000	Becton, Dickinson and Co.	3.700	06/06/2027	3,334,885
2,767,000	Teleflex, Inc.	4.625	11/15/2027	2,756,817

				9,472,746

	Healthcare-Services—6.7%
2,317,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,311,207
5,961,000	Centene Corp.	6.125	02/15/2024	6,247,873
6,495,000	DaVita, Inc.	5.125	07/15/2024	6,446,287
3,010,000	Encompass Health Corp.	5.750	11/01/2024	3,052,290
2,403,000	HCA, Inc.	6.500	02/15/2020	2,475,466
4,800,000	HCA, Inc.	7.500	02/15/2022	5,274,000
4,935,000	HCA, Inc.	5.375	02/01/2025	5,130,870
2,855,000	Magellan Health, Inc.	4.400	09/22/2024	2,704,924
4,398,000	Molina Healthcare, Inc.(a)	5.375	11/15/2022	4,550,556
3,033,000	Tenet Healthcare Corp.	6.000	10/01/2020	3,146,738
3,277,000	Tenet Healthcare Corp.	5.125	05/01/2025	3,256,519
4,455,000	WellCare Health Plans, Inc.	5.250	04/01/2025	4,565,039

				49,161,769

	Home Builders—2.7%
1,843,000	Beazer Homes USA, Inc.	5.875	10/15/2027	1,617,232
1,210,000	Century Communities, Inc.	5.875	07/15/2025	1,128,325
2,097,000	KB Home	7.000	12/15/2021	2,225,441
2,105,260	Lennar Corp.	4.500	11/15/2019	2,118,418
2,183,000	Lennar Corp.	4.750	11/29/2027	2,128,425
1,954,500	PulteGroup, Inc.	4.250	03/01/2021	1,976,488
1,910,000	PulteGroup, Inc.	5.500	03/01/2026	1,931,488
1,661,340	Toll Brothers Finance Corp.	4.375	04/15/2023	1,668,816
1,714,000	Toll Brothers Finance Corp.	4.875	03/15/2027	1,688,290
1,006,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,007,258
1,018,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	1,000,503
1,571,000	William Lyon Homes, Inc.	5.875	01/31/2025	1,421,755

				19,912,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Home Furnishings—0.4%
$2,842,000	Tempur Sealy International, Inc.	5.500%	06/15/2026	$2,845,553

	Household Products/Wares—0.5%
3,478,000	Spectrum Brands, Inc.	5.750	07/15/2025	3,421,483

	Housewares—0.4%
2,952,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	3,055,320

	Insurance—2.5%
4,195,000	CNO Financial Group, Inc.	5.250	05/30/2025	4,312,985
4,941,000	Genworth Holdings, Inc.	7.625	09/24/2021	4,843,415
5,836,400	Genworth Holdings, Inc.	4.800	02/15/2024	4,844,212
2,075,000	MGIC Investment Corp.	5.750	08/15/2023	2,171,591
2,171,420	Radian Group, Inc.	4.500	10/01/2024	2,122,563

				18,294,766

	Internet—2.7%
2,067,000	Expedia Group, Inc.	5.950	08/15/2020	2,144,646
2,367,000	Expedia Group, Inc.	3.800	02/15/2028	2,241,285
1,757,000	Netflix, Inc.	5.375	02/01/2021	1,820,691
1,965,000	NetFlix, Inc.	4.875	04/15/2028	1,918,331
6,483,000	Symantec Corp.	4.200	09/15/2020	6,558,381
1,244,000	VeriSign, Inc.	4.625	05/01/2023	1,268,333
1,305,000	VeriSign, Inc.	4.750	07/15/2027	1,293,581
2,631,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	2,621,134

				19,866,382

	Iron/Steel—2.8%
1,421,000	AK Steel Corp.	7.500	07/15/2023	1,470,593
1,511,760	AK Steel Corp.(a)	7.000	03/15/2027	1,277,437
2,529,000	Allegheny Technologies, Inc.	7.875	08/15/2023	2,779,497
3,489,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	3,419,220
3,201,000	Commercial Metals Co.	5.750	04/15/2026	3,152,985
1,996,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,009,723
1,945,220	Steel Dynamics, Inc.	5.500	10/01/2024	2,003,577
4,202,000	United States Steel Corp.(a)	6.875	08/15/2025	4,159,980

				20,273,012

	Leisure Time—0.3%
2,440,000	Vista Outdoor, Inc.	5.875	10/01/2023	2,305,800

	Lodging—2.7%
2,578,000	Boyd Gaming Corp.	6.375	04/01/2026	2,697,232
4,303,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	4,292,243
1,980,000	Marriott Ownership Resorts, Inc.(b)	6.500	09/15/2026	2,051,775
2,903,000	MGM Resorts International	6.000	03/15/2023	3,044,521
3,205,000	MGM Resorts International	4.625	09/01/2026	3,060,775
4,570,000	Wyndham Destinations, Inc.	4.250	03/01/2022	4,558,804

				19,705,350

	Media—5.4%
3,123,000	AMC Networks, Inc.	5.000	04/01/2024	3,106,417
5,028,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	5,160,852
4,944,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	5,129,338
5,530,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	5,682,075
3,109,000	DISH DBS Corp.	6.750	06/01/2021	3,186,725
3,424,000	DISH DBS Corp.	7.750	07/01/2026	2,970,320
2,396,000	Meredith Corp.(b)	6.875	02/01/2026	2,486,569
1,810,160	Nexstar Broadcasting, Inc.	5.875	11/15/2022	1,855,414
2,987,050	Sinclair Television Group, Inc.	6.125	10/01/2022	3,060,830
2,903,660	TEGNA, Inc.	6.375	10/15/2023	3,012,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media (continued)
$3,478,000	Tribune Media Co.	5.875%	07/15/2022	$3,556,255

				39,207,342

	Mining—1.6%
4,408,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	4,369,430
4,417,000	Freeport-McMoRan, Inc.(a)	4.550	11/14/2024	4,383,872
1,319,000	Hecla Mining Co.	6.875	05/01/2021	1,323,122
1,683,000	Kaiser Aluminum Corp.	5.875	05/15/2024	1,725,075

				11,801,499

	Miscellaneous Manufacturing—0.7%
1,550,000	EnPro Industries, Inc.(b)	5.750	10/15/2026	1,565,500
4,054,000	Trinity Industries, Inc.	4.550	10/01/2024	3,877,680

				5,443,180

	Office/Business Equipment—1.9%
4,609,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	4,655,090
2,089,200	Pitney Bowes, Inc.	3.875	10/01/2021	2,036,970
2,175,000	Pitney Bowes, Inc.(a)	4.625	03/15/2024	2,001,000
5,335,000	Xerox Corp.	4.500	05/15/2021	5,428,363

				14,121,423

	Oil & Gas—13.1%
3,842,000	Anadarko Petroleum Corp.	4.850	03/15/2021	3,949,565
3,700,000	Anadarko Petroleum Corp.	5.550	03/15/2026	3,961,604
3,732,000	Antero Resources Corp.	5.625	06/01/2023	3,755,325
1,044,000	Callon Petroleum Co.	6.125	10/01/2024	1,057,050
1,226,000	Carrizo Oil & Gas, Inc.(a)	6.250	04/15/2023	1,215,272
2,278,000	Chesapeake Energy Corp.	6.125	02/15/2021	2,340,645
2,355,000	Chesapeake Energy Corp.(a)	8.000	06/15/2027	2,343,225
4,826,000	Continental Resources, Inc.	3.800	06/01/2024	4,772,028
2,760,000	Devon Energy Corp.	3.250	05/15/2022	2,752,516
2,385,000	Devon Energy Corp.	5.850	12/15/2025	2,636,504
4,382,000	Diamond Offshore Drilling, Inc.(a)	7.875	08/15/2025	4,162,900
1,686,000	Diamondback Energy, Inc.	4.750	11/01/2024	1,713,397
1,462,000	Gulfport Energy Corp.	6.000	10/15/2024	1,334,075
7,316,000	Hess Corp.	4.300	04/01/2027	7,077,130
645,000	Jagged Peak Energy LLC(b)	5.875	05/01/2026	654,877
1,260,000	Laredo Petroleum, Inc.(a)	5.625	01/15/2022	1,199,860
3,921,000	Marathon Oil Corp.	2.800	11/01/2022	3,816,938
3,665,000	Marathon Oil Corp.	4.400	07/15/2027	3,700,631
801,000	Matador Resources Co.	5.875	09/15/2026	801,000
2,617,000	Murphy Oil Corp.	4.450	12/01/2022	2,607,346
2,623,000	Murphy Oil Corp.	5.750	08/15/2025	2,670,515
4,166,000	Murphy Oil USA, Inc.	6.000	08/15/2023	4,286,814
1,969,480	Nabors Industries, Inc.(a)	5.500	01/15/2023	1,856,235
2,037,000	Nabors Industries, Inc.	5.750	02/01/2025	1,812,930
923,000	Newfield Exploration Co.	5.750	01/30/2022	973,765
822,000	Newfield Exploration Co.	5.625	07/01/2024	880,567
4,813,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	4,959,797
2,009,000	PDC Energy, Inc.(a)	6.125	09/15/2024	1,993,933
1,519,000	QEP Resources, Inc.	5.250	05/01/2023	1,469,633
1,575,000	QEP Resources, Inc.(a)	5.625	03/01/2026	1,484,438
1,661,000	Range Resources Corp.	5.000	03/15/2023	1,611,170
1,680,000	Range Resources Corp.	4.875	05/15/2025	1,547,175
1,446,000	SM Energy Co.	6.125	11/15/2022	1,446,000
1,486,000	SM Energy Co.	6.750	09/15/2026	1,430,275
2,603,000	Southwestern Energy Co.	6.200	01/23/2025	2,589,204
710,000	SRC Energy, Inc.	6.250	12/01/2025	649,650
1,734,000	Unit Corp.	6.625	05/15/2021	1,707,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$1,659,230	Whiting Petroleum Corp.(a)	6.250%	04/01/2023	$1,675,822
1,644,000	Whiting Petroleum Corp.(a)	6.625	01/15/2026	1,619,340
1,458,000	WPX Energy, Inc.	6.000	01/15/2022	1,512,675
1,573,380	WPX Energy, Inc.(a)	5.250	09/15/2024	1,575,347

				95,605,163

	Oil & Gas Services—0.9%
1,853,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	1,635,272
2,965,000	Oceaneering International, Inc.	4.650	11/15/2024	2,753,744
2,545,620	SESI LLC(a)	7.750	09/15/2024	2,176,505

				6,565,521

	Packaging & Containers—2.3%
2,317,000	Ball Corp.	4.000	11/15/2023	2,328,585
2,190,000	Ball Corp.	5.250	07/01/2025	2,304,975
3,932,000	Berry Global, Inc.	5.125	07/15/2023	3,951,660
2,421,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	2,451,262
2,505,000	Crown Americas LLC/Crown Americas Capital Corp. VI(a)	4.750	02/01/2026	2,519,091
3,088,000	Graphic Packaging International LLC	4.750	04/15/2021	3,149,760

				16,705,333

	Pipelines—1.4%
2,753,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	2,938,855
2,197,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	2,150,314
4,903,660	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	4,854,623

				9,943,792

	Real Estate—0.3%
2,087,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,050,478

	REITs—5.8%
1,930,000	CBL & Associates LP(a)	5.250	12/01/2023	1,582,600
2,001,360	CBL & Associates LP(a)	5.950	12/15/2026	1,536,044
1,992,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	2,031,840
4,226,000	Equinix, Inc.	5.375	05/15/2027	4,384,475
2,745,000	FelCor Lodging LP	6.000	06/01/2025	2,861,635
3,169,000	GEO Group, Inc. (The)	6.000	04/15/2026	2,951,131
1,529,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,555,757
1,530,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	1,580,276
5,705,000	Iron Mountain, Inc.	5.750	08/15/2024	5,731,742
1,815,360	iStar, Inc.	4.625	09/15/2020	1,828,975
2,552,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	2,539,240
2,932,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	2,961,320
1,730,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	1,755,950
3,447,000	SBA Communications Corp.	4.875	09/01/2024	3,455,618
2,649,000	Starwood Property Trust, Inc.	5.000	12/15/2021	2,711,914
2,874,000	Starwood Property Trust, Inc.	4.750	03/15/2025	2,803,012

				42,271,529

	Retail—5.9%
3,344,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	3,410,880
6,166,000	Gap, Inc. (The)	5.950	04/12/2021	6,412,545
3,560,000	Group 1 Automotive, Inc.	5.000	06/01/2022	3,591,150
3,522,000	L Brands, Inc.	5.625	02/15/2022	3,592,440
4,045,000	L Brands, Inc.	5.250	02/01/2028	3,503,981
2,545,000	Party City Holdings, Inc.(a)(b)	6.625	08/01/2026	2,506,825
2,371,000	Penske Automotive Group, Inc.	5.750	10/01/2022	2,418,420
2,480,000	Penske Automotive Group, Inc.	5.500	05/15/2026	2,442,676
5,710,000	QVC, Inc.	4.375	03/15/2023	5,764,116
3,250,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	3,197,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$6,360,000	Yum! Brands, Inc.(a)	3.750%	11/01/2021	$6,344,100

				43,184,321

	Semiconductors—1.0%
7,154,000	Micron Technology, Inc.	5.500	02/01/2025	7,386,147

	Software—1.1%
2,609,000	CDK Global, Inc.	4.875	06/01/2027	2,576,935
3,062,000	Citrix Systems, Inc.	4.500	12/01/2027	2,939,127
2,482,640	Nuance Communications, Inc.	5.625	12/15/2026	2,538,500

				8,054,562

	Telecommunications—3.9%
3,276,000	Anixter, Inc.	5.500	03/01/2023	3,402,945
5,218,000	CenturyLink, Inc., Series S	6.450	06/15/2021	5,432,982
5,274,000	CenturyLink, Inc., Series Y(a)	7.500	04/01/2024	5,592,088
1,703,150	Hughes Satellite Systems Corp.	7.625	06/15/2021	1,830,886
1,822,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	1,796,947
5,148,000	T-Mobile USA, Inc.(a)	4.000	04/15/2022	5,173,740
4,863,000	T-Mobile USA, Inc.	6.500	01/15/2026	5,209,489

				28,439,077

	Toys/Games/Hobbies—0.8%
6,175,000	Mattel, Inc.	2.350	08/15/2021	5,796,781

	Total Corporate Bonds (Cost $730,799,743)			719,204,932

Number of Shares
	Money Market Fund—0.5%
3,530,161	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $3,530,161)			3,530,161

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 734,329,904)—99.0%			722,735,093

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.3%
38,382,252	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $38,382,252)			38,382,252

	Total Investments in Securities (Cost $772,712,156)—104.3%			761,117,345

	Other assets less liabilities—(4.3)%			(31,323,124)

	Net Assets—100.0%			$729,794,221

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $12,379,120, which represented 1.70% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	26.4
Consumer, Non-cyclical	19.9
Industrial	11.7
Consumer, Cyclical	10.4
Technology	7.6
Energy	7.4
Communications	6.6
Utilities	6.1
Basic Materials	2.8
Money Market Funds Plus Other Assets Less Liabilities	1.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.9%
	Advertising—0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$99,807
90,000	Interpublic Group of Cos., Inc. (The)	4.200	04/15/2024	90,841
157,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625	05/01/2022	158,410
150,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600	04/15/2026	144,938

				493,996

	Aerospace/Defense—2.7%
625,000	Boeing Co. (The)	4.875	02/15/2020	637,093
200,000	General Dynamics Corp.	3.000	05/11/2021	200,881
190,000	General Dynamics Corp.	3.750	05/15/2028	195,028
216,000	Harris Corp.	4.400	06/15/2028	222,551
125,000	L3 Technologies, Inc.	3.850	06/15/2023	126,939
100,000	L3 Technologies, Inc.	3.850	12/15/2026	99,712
265,000	Lockheed Martin Corp.	2.500	11/23/2020	263,153
268,000	Lockheed Martin Corp.	3.550	01/15/2026	272,820
202,000	Northrop Grumman Corp.	2.550	10/15/2022	198,671
190,000	Northrop Grumman Corp.	3.250	01/15/2028	181,893
427,000	Raytheon Co.	2.500	12/15/2022	421,447
140,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	139,410
312,000	United Technologies Corp.	3.100	06/01/2022	311,949
300,000	United Technologies Corp.	4.125	11/16/2028	304,860

				3,576,407

	Agriculture—1.7%
325,000	Altria Group, Inc.	2.850	08/09/2022	319,695
350,000	Altria Group, Inc.	2.625	09/16/2026	313,584
517,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	487,682
180,000	Bunge Ltd. Finance Corp.	3.500	11/24/2020	179,861
200,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	176,526
373,000	Philip Morris International, Inc.	2.500	11/02/2022	365,282
393,000	Philip Morris International, Inc.	3.250	11/10/2024	389,366

				2,231,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Airlines—0.2%
$287,000	Southwest Airlines Co.	2.650%	11/05/2020	$285,461

	Apparel—0.5%
200,000	NIKE, Inc.(a)	2.250	05/01/2023	197,413
200,000	NIKE, Inc.	2.375	11/01/2026	190,441
250,000	VF Corp.	3.500	09/01/2021	253,554

				641,408

	Auto Manufacturers—1.4%
360,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	372,302
400,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	365,974
355,000	General Motors Financial Co., Inc.	3.200	07/06/2021	351,544
365,000	General Motors Financial Co., Inc.	4.350	01/17/2027	346,591
375,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	374,059

				1,810,470

	Auto Parts & Equipment—0.3%
190,000	BorgWarner, Inc.(a)	3.375	03/15/2025	185,022
200,000	Lear Corp.	5.250	01/15/2025	205,494

				390,516

	Banks—10.1%
603,000	Bank of America Corp., GMTN	3.300	01/11/2023	605,516
590,000	Bank of America Corp., MTN	4.200	08/26/2024	602,111
289,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	278,155
300,000	Bank of New York Mellon Corp. (The), MTN	3.850	04/28/2028	310,524
216,000	BB&T Corp., MTN	2.450	01/15/2020	215,328
225,000	Branch Banking & Trust Co.	3.625	09/16/2025	226,875
534,000	Citigroup, Inc.	4.500	01/14/2022	553,790
560,000	Citigroup, Inc.	4.450	09/29/2027	562,801
100,000	Citizens Bank NA, MTN	2.450	12/04/2019	99,671
250,000	Citizens Bank NA, BKNT	3.750	02/18/2026	250,283
250,000	Comerica, Inc.	3.700	07/31/2023	253,577
250,000	Discover Bank, BKNT	3.100	06/04/2020	250,014
125,000	Discover Bank, BKNT	3.450	07/27/2026	118,378
150,000	Fifth Third Bank, BKNT	2.250	06/14/2021	147,470
200,000	Fifth Third Bank, BKNT	3.950	07/28/2025	205,871
145,000	First Horizon National Corp.	3.500	12/15/2020	145,457
250,000	First Republic Bank	2.500	06/06/2022	243,806
375,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	400,489
390,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	396,168
142,000	Huntington Bancshares, Inc.	3.150	03/14/2021	142,013
140,000	Huntington Bancshares, Inc.	4.000	05/15/2025	143,225
715,000	JPMorgan Chase & Co.	4.500	01/24/2022	744,503
760,000	JPMorgan Chase & Co.	2.950	10/01/2026	725,882
200,000	KeyBank NA	3.300	06/01/2025	198,474
185,000	KeyCorp, MTN	5.100	03/24/2021	192,536
150,000	Manufacturers & Traders Trust Co.	2.625	01/25/2021	149,041
175,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	171,533
380,000	Morgan Stanley, GMTN	2.750	05/19/2022	374,971
365,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	370,793
150,000	Northern Trust Corp.	3.450	11/04/2020	151,897
180,000	Northern Trust Corp.	3.950	10/30/2025	187,240
275,000	PNC Bank NA	4.050	07/26/2028	283,522
250,000	PNC Bank NA, BKNT	2.150	04/29/2021	245,417
330,000	Regions Financial Corp.	3.200	02/08/2021	330,624
221,000	State Street Corp.	2.550	08/18/2020	220,178
220,000	State Street Corp.	3.550	08/18/2025	225,452
230,000	SunTrust Bank, BKNT	2.250	01/31/2020	228,678
200,000	SunTrust Banks, Inc.	4.000	05/01/2025	206,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$367,000	U.S. Bancorp, Series V, MTN	2.375%	07/22/2026	$344,999
350,000	U.S. Bank NA, BKNT	2.125	10/28/2019	348,694
689,000	Wells Fargo & Co., MTN	2.625	07/22/2022	676,888
716,000	Wells Fargo & Co.	3.000	04/22/2026	686,879

				13,216,159

	Beverages—1.7%
380,000	Coca-Cola Co. (The)	3.300	09/01/2021	385,670
453,000	Coca-Cola Co. (The)	2.875	10/27/2025	448,556
131,000	Constellation Brands, Inc.	4.250	05/01/2023	135,082
100,000	Constellation Brands, Inc.	3.600	02/15/2028	95,002
100,000	Keurig Dr Pepper, Inc.(b)	4.057	05/25/2023	101,180
100,000	Keurig Dr Pepper, Inc.(b)	4.597	05/25/2028	100,960
110,000	Molson Coors Brewing Co.	2.100	07/15/2021	107,088
110,000	Molson Coors Brewing Co.	3.000	07/15/2026	101,368
365,000	PepsiCo, Inc.	2.750	03/01/2023	365,261
375,000	PepsiCo, Inc.	3.000	10/15/2027	365,595

				2,205,762

	Biotechnology—1.2%
257,000	Amgen, Inc.	3.875	11/15/2021	261,816
270,000	Amgen, Inc.	3.625	05/22/2024	274,225
148,000	Biogen, Inc.	2.900	09/15/2020	148,046
152,000	Biogen, Inc.	4.050	09/15/2025	154,570
140,000	Celgene Corp.	2.875	08/15/2020	139,585
145,000	Celgene Corp.	3.875	08/15/2025	145,502
261,000	Gilead Sciences, Inc.	2.550	09/01/2020	260,327
249,000	Gilead Sciences, Inc.	3.650	03/01/2026	248,736

				1,632,807

	Building Materials—0.6%
60,000	Fortune Brands Home & Security, Inc.	4.000	09/21/2023	60,834
75,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	75,319
312,000	Johnson Controls International PLC	3.900	02/14/2026	307,442
150,000	Martin Marietta Materials, Inc.	3.500	12/15/2027	139,328
165,000	Masco Corp.	4.375	04/01/2026	163,938

				746,861

	Chemicals—1.9%
200,000	Celanese US Holdings LLC	4.625	11/15/2022	204,731
260,000	DowDuPont, Inc.	4.725	11/15/2028	271,843
125,000	Eastman Chemical Co.	3.600	08/15/2022	125,930
125,000	Eastman Chemical Co.(a)	3.800	03/15/2025	124,271
290,000	EI du Pont de Nemours & Co.	2.200	05/01/2020	288,210
450,000	LyondellBasell Industries NV	5.750	04/15/2024	483,072
130,000	Mosaic Co. (The)	4.250	11/15/2023	133,912
125,000	Mosaic Co. (The)(a)	4.050	11/15/2027	122,031
130,000	PPG Industries, Inc.	3.600	11/15/2020	131,182
150,000	PPG Industries, Inc.(a)	3.750	03/15/2028	148,266
100,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	99,043
105,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	100,188
259,000	Westlake Chemical Corp.	3.600	08/15/2026	244,996

				2,477,675

	Commercial Services—0.9%
150,000	Automatic Data Processing, Inc.	2.250	09/15/2020	149,141
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	153,144
150,000	Block Financial LLC	4.125	10/01/2020	151,751
140,000	Ecolab, Inc.	4.350	12/08/2021	145,173
130,000	Ecolab, Inc.	2.700	11/01/2026	124,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$157,000	Equifax, Inc.	3.300%	12/15/2022	$154,465
100,000	Total System Services, Inc.	3.800	04/01/2021	100,408
60,000	Total System Services, Inc.	4.800	04/01/2026	61,513
125,000	Verisk Analytics, Inc.	4.000	06/15/2025	126,750

				1,166,451

	Computers—2.4%
710,000	Apple, Inc.	2.400	05/03/2023	697,270
685,000	Apple, Inc.	3.250	02/23/2026	685,469
179,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	180,047
150,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	156,297
352,000	HP, Inc.	4.650	12/09/2021	365,091
400,000	International Business Machines Corp.	3.625	02/12/2024	408,421
450,000	International Business Machines Corp.	3.450	02/19/2026	451,267
187,000	NetApp, Inc.(a)	3.375	06/15/2021	187,483

				3,131,345

	Cosmetics/Personal Care—1.2%
250,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	246,981
200,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	203,503
130,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	128,885
130,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	127,667
443,000	Procter & Gamble Co. (The)	2.150	08/11/2022	434,653
475,000	Procter & Gamble Co. (The)	2.450	11/03/2026	453,165

				1,594,854

	Diversified Financial Services—4.7%
100,000	Aircastle Ltd.	5.000	04/01/2023	101,822
290,000	American Express Co.	2.500	08/01/2022	284,274
300,000	American Express Credit Corp., MTN	3.300	05/03/2027	297,438
200,000	Ameriprise Financial, Inc.	4.000	10/15/2023	205,989
200,000	Ameriprise Financial, Inc.	2.875	09/15/2026	190,289
279,000	BlackRock, Inc.	3.500	03/18/2024	284,328
227,000	BlackRock, Inc., Series 2	5.000	12/10/2019	230,903
315,000	Capital One Financial Corp.	2.500	05/12/2020	312,994
352,000	Capital One Financial Corp.	4.200	10/29/2025	351,432
96,000	Cboe Global Markets, Inc.	3.650	01/12/2027	94,993
170,000	Charles Schwab Corp. (The)	4.450	07/22/2020	173,786
205,000	Charles Schwab Corp. (The)	3.200	03/02/2027	201,049
150,000	CME Group, Inc.	3.000	09/15/2022	150,750
175,000	CME Group, Inc.	3.000	03/15/2025	172,737
200,000	E*TRADE Financial Corp.	2.950	08/24/2022	196,209
525,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	516,453
500,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	481,680
125,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	124,596
150,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	153,552
169,000	Mastercard, Inc.	2.000	11/21/2021	166,137
150,000	Mastercard, Inc.	3.375	04/01/2024	153,268
80,000	Nasdaq, Inc.	5.550	01/15/2020	81,713
100,000	Nasdaq, Inc.	4.250	06/01/2024	102,082
200,000	Raymond James Financial, Inc.	3.625	09/15/2026	191,178
110,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	110,041
150,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	146,681
224,000	Visa, Inc.	2.200	12/14/2020	222,091
220,000	Visa, Inc.	3.150	12/14/2025	220,749
225,000	Western Union Co. (The)(a)	3.600	03/15/2022	227,175

				6,146,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric—5.5%
$200,000	American Electric Power Co., Inc.	3.200%	11/13/2027	$190,972
200,000	Arizona Public Service Co.	8.750	03/01/2019	200,000
200,000	Avangrid, Inc.	3.150	12/01/2024	194,427
175,000	Consolidated Edison Co. of New York, Inc., Series D	4.000	12/01/2028	182,668
190,000	Consolidated Edison, Inc.	2.000	05/15/2021	185,774
228,000	Dominion Energy, Inc.	2.579	07/01/2020	225,751
240,000	Dominion Energy, Inc.(a)	3.900	10/01/2025	241,128
200,000	DTE Energy Co.	2.850	10/01/2026	185,690
150,000	DTE Energy Co., Series D	3.700	08/01/2023	150,680
302,000	Duke Energy Corp.	1.800	09/01/2021	292,361
302,000	Duke Energy Corp.	2.650	09/01/2026	281,638
200,000	Edison International(a)	4.125	03/15/2028	184,930
150,000	Entergy Corp.	4.000	07/15/2022	152,208
173,000	Entergy Corp.	2.950	09/01/2026	162,338
150,000	Eversource Energy, Series K	2.750	03/15/2022	148,234
250,000	Exelon Corp.	3.950	06/15/2025	252,865
252,000	Exelon Generation Co. LLC	2.950	01/15/2020	251,746
150,000	FirstEnergy Corp., Series B	4.250	03/15/2023	153,794
200,000	FirstEnergy Corp., Series B	3.900	07/15/2027	198,315
196,000	Interstate Power & Light Co.(a)	3.250	12/01/2024	193,978
250,000	Nextera Energy Capital Holdings, Inc.(a)	2.800	01/15/2023	244,398
261,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	254,557
150,000	NSTAR Electric Co.	3.200	05/15/2027	146,914
180,000	Ohio Power Co., Series M	5.375	10/01/2021	191,026
176,000	PPL Capital Funding, Inc.	3.400	06/01/2023	174,844
225,000	PPL Capital Funding, Inc.	3.100	05/15/2026	211,870
375,000	PSEG Power LLC	3.000	06/15/2021	371,660
166,000	Sempra Energy(a)	2.400	03/15/2020	164,846
160,000	Sempra Energy	3.400	02/01/2028	150,579
179,000	Southern California Edison Co., Series C	3.500	10/01/2023	176,069
295,000	Southern Co. (The)	2.350	07/01/2021	290,847
262,000	Southern Co. (The)	3.250	07/01/2026	250,062
130,000	WEC Energy Group, Inc.	3.375	06/15/2021	130,777
154,000	WEC Energy Group, Inc.(a)	3.550	06/15/2025	154,457
168,000	Xcel Energy, Inc.	4.700	05/15/2020	170,272
150,000	Xcel Energy, Inc.	3.300	06/01/2025	148,738

				7,261,413

	Electrical Components & Equipment—0.3%
250,000	Emerson Electric Co.(a)	2.625	02/15/2023	245,742
200,000	Emerson Electric Co.	3.150	06/01/2025	196,155

				441,897

	Electronics—1.9%
200,000	Agilent Technologies, Inc.(a)	3.875	07/15/2023	203,575
100,000	Amphenol Corp.	4.000	02/01/2022	102,374
100,000	Amphenol Corp.	4.350	06/01/2029	102,167
275,000	Arrow Electronics, Inc.	3.875	01/12/2028	257,284
250,000	Avnet, Inc.(a)	4.625	04/15/2026	248,937
150,000	Flex Ltd.	5.000	02/15/2023	153,773
200,000	Flex Ltd.	4.750	06/15/2025	203,775
100,000	Fortive Corp.	2.350	06/15/2021	98,283
100,000	Fortive Corp.	3.150	06/15/2026	95,314
270,000	Honeywell International, Inc.	1.850	11/01/2021	264,239
276,000	Honeywell International, Inc.	2.500	11/01/2026	264,185
130,000	Keysight Technologies, Inc.	4.600	04/06/2027	130,651
100,000	Tech Data Corp.	3.700	02/15/2022	99,055
136,000	Tech Data Corp.	4.950	02/15/2027	135,556
140,000	Trimble, Inc.	4.900	06/15/2028	139,238

				2,498,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Engineering & Construction—0.2%
$260,000	Fluor Corp.	3.500%	12/15/2024	$258,013

	Environmental Control—0.5%
140,000	Republic Services, Inc.	3.550	06/01/2022	142,108
136,000	Republic Services, Inc.	3.950	05/15/2028	139,425
155,000	Waste Management, Inc.(a)	4.750	06/30/2020	158,411
200,000	Waste Management, Inc.	3.150	11/15/2027	194,097

				634,041

	Food—3.1%
110,000	Campbell Soup Co.	3.650	03/15/2023	109,428
125,000	Campbell Soup Co.	4.150	03/15/2028	119,813
120,000	ConAgra Brands, Inc.	3.800	10/22/2021	121,118
100,000	ConAgra Brands, Inc.	4.850	11/01/2028	100,399
200,000	General Mills, Inc.	3.150	12/15/2021	200,624
195,000	General Mills, Inc.	4.200	04/17/2028	197,038
100,000	Hershey Co. (The)	3.375	05/15/2023	101,575
125,000	Hershey Co. (The)	2.300	08/15/2026	116,607
100,000	JM Smucker Co. (The)(a)	3.500	10/15/2021	100,819
100,000	JM Smucker Co. (The)	3.500	03/15/2025	97,991
143,000	Kellogg Co.	4.000	12/15/2020	145,302
150,000	Kellogg Co.	3.250	04/01/2026	143,009
271,000	Kraft Heinz Foods Co.	3.500	06/06/2022	270,244
245,000	Kraft Heinz Foods Co.	3.950	07/15/2025	242,875
250,000	Kroger Co. (The)	6.150	01/15/2020	256,774
300,000	Kroger Co. (The)	2.650	10/15/2026	270,585
85,000	McCormick & Co., Inc.	2.700	08/15/2022	83,555
100,000	McCormick & Co., Inc.	3.400	08/15/2027	95,980
250,000	Mondelez International, Inc.	4.000	02/01/2024	255,356
250,000	Mondelez International, Inc.	4.125	05/07/2028	253,055
205,000	Sysco Corp.	2.600	10/01/2020	203,833
190,000	Sysco Corp.	3.300	07/15/2026	183,491
172,000	Tyson Foods, Inc.	2.650	08/15/2019	171,737
200,000	Tyson Foods, Inc.	3.950	08/15/2024	201,589

				4,042,797

	Forest Products & Paper—0.3%
392,000	International Paper Co.(a)	3.000	02/15/2027	366,865

	Gas—0.5%
200,000	Atmos Energy Corp.	3.000	06/15/2027	193,535
130,000	CenterPoint Energy Resources Corp.(a)	4.500	01/15/2021	132,806
115,000	National Fuel Gas Co.(a)	3.750	03/01/2023	113,569
100,000	NiSource, Inc.	2.650	11/17/2022	97,123
95,000	NiSource, Inc.	3.490	05/15/2027	92,171

				629,204

	Hand/Machine Tools—0.2%
200,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	197,458
120,000	Stanley Black & Decker, Inc.(a)	4.250	11/15/2028	126,190

				323,648

	Healthcare-Products—1.7%
175,000	Abbott Laboratories	2.900	11/30/2021	174,955
228,000	Abbott Laboratories	3.750	11/30/2026	231,428
375,000	Baxter International, Inc.	2.600	08/15/2026	349,571
100,000	Boston Scientific Corp.	6.000	01/15/2020	102,578
100,000	Boston Scientific Corp.	4.000	03/01/2028	100,298
125,000	Danaher Corp.	2.400	09/15/2020	124,061
150,000	Danaher Corp.	3.350	09/15/2025	147,364
140,000	Edwards Lifesciences Corp.	4.300	06/15/2028	142,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products (continued)
$145,000	Stryker Corp.	2.625%	03/15/2021	$144,004
150,000	Stryker Corp.	3.500	03/15/2026	149,181
1,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	1,029
160,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	165,390
175,000	Thermo Fisher Scientific, Inc.	2.950	09/19/2026	165,232
104,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	103,545
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	97,309

				2,198,414

	Healthcare-Services—1.9%
260,000	Anthem, Inc.	3.125	05/15/2022	259,712
275,000	Anthem, Inc.	3.650	12/01/2027	270,745
200,000	HCA, Inc.	5.875	03/15/2022	212,926
200,000	HCA, Inc.	5.250	06/15/2026	211,237
185,000	Humana, Inc.	3.150	12/01/2022	184,441
188,000	Humana, Inc.	3.950	03/15/2027	185,757
100,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	101,947
100,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	98,485
150,000	Quest Diagnostics, Inc.	4.700	04/01/2021	154,024
100,000	Quest Diagnostics, Inc.	3.500	03/30/2025	98,571
362,000	UnitedHealth Group, Inc.	2.700	07/15/2020	362,327
400,000	UnitedHealth Group, Inc.	3.100	03/15/2026	392,600

				2,532,772

	Home Builders—0.3%
180,000	DR Horton, Inc.	4.000	02/15/2020	181,406
150,000	NVR, Inc.	3.950	09/15/2022	152,752

				334,158

	Home Furnishings—0.1%
150,000	Leggett & Platt, Inc.	3.500	11/15/2027	141,119

	Household Products/Wares—0.6%
150,000	Avery Dennison Corp.	4.875	12/06/2028	155,518
124,000	Clorox Co. (The)	3.050	09/15/2022	124,156
100,000	Clorox Co. (The)	3.500	12/15/2024	101,035
380,000	Kimberly-Clark Corp.	3.950	11/01/2028	396,094

				776,803

	Housewares—0.3%
116,000	Newell Brands, Inc.(a)	3.850	04/01/2023	114,863
100,000	Newell Brands, Inc.	4.200	04/01/2026	94,169
130,000	Tupperware Brands Corp.	4.750	06/01/2021	132,934

				341,966

	Insurance—6.3%
300,000	Aflac, Inc.	3.625	06/15/2023	306,059
220,000	Aflac, Inc.	3.625	11/15/2024	224,732
205,000	Allstate Corp. (The)	3.150	06/15/2023	205,487
240,000	Allstate Corp. (The)	3.280	12/15/2026	238,178
330,000	American International Group, Inc.	4.875	06/01/2022	345,957
350,000	American International Group, Inc.	3.900	04/01/2026	343,651
619,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	618,026
601,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	595,338
420,000	Brighthouse Financial, Inc.	3.700	06/22/2027	377,615
100,000	Brown & Brown, Inc.	4.200	09/15/2024	100,588
250,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	247,710
225,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	224,221
405,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	426,790
200,000	Lincoln National Corp.	4.000	09/01/2023	205,200
200,000	Lincoln National Corp.	3.800	03/01/2028	196,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Insurance (continued)
$150,000	Loews Corp.	2.625%	05/15/2023	$147,082
150,000	Loews Corp.(a)	3.750	04/01/2026	150,619
130,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	134,551
150,000	Marsh & McLennan Cos., Inc.	4.375	03/15/2029	154,997
400,000	MetLife, Inc.	3.048	12/15/2022	399,905
370,000	MetLife, Inc.	3.600	04/10/2024	378,876
175,000	Old Republic International Corp.	3.875	08/26/2026	168,138
168,000	Progressive Corp. (The)	3.750	08/23/2021	170,555
157,000	Progressive Corp. (The)	2.450	01/15/2027	146,429
375,000	Prudential Financial, Inc., MTN(a)	3.500	05/15/2024	384,247
350,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	354,462
175,000	Torchmark Corp.	4.550	09/15/2028	180,050
472,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	480,632
366,000	Voya Financial, Inc.	3.650	06/15/2026	353,095

				8,260,074

	Internet—1.5%
368,000	Alphabet, Inc.(a)	3.625	05/19/2021	376,752
407,000	Alphabet, Inc.	1.998	08/15/2026	377,463
315,000	Amazon.com, Inc.	2.500	11/29/2022	312,014
342,000	Amazon.com, Inc.	3.150	08/22/2027	337,638
150,000	Booking Holdings, Inc.	2.750	03/15/2023	146,572
150,000	Booking Holdings, Inc.	3.600	06/01/2026	146,747
166,000	eBay, Inc.	2.600	07/15/2022	162,624
125,000	eBay, Inc.(a)	3.600	06/05/2027	119,538

				1,979,348

	Iron/Steel—0.4%
150,000	Nucor Corp.	4.125	09/15/2022	154,640
169,000	Nucor Corp.	3.950	05/01/2028	170,909
153,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	155,483

				481,032

	Leisure Time—0.4%
300,000	Carnival Corp.	3.950	10/15/2020	304,430
280,000	Royal Caribbean Cruises Ltd.	3.700	03/15/2028	262,226

				566,656

	Lodging—0.2%
130,000	Marriott International, Inc.	2.300	01/15/2022	126,998
150,000	Marriott International, Inc., Series R	3.125	06/15/2026	141,586

				268,584

	Machinery-Construction & Mining—0.4%
272,000	Caterpillar, Inc.	3.900	05/27/2021	278,567
277,000	Caterpillar, Inc.	3.400	05/15/2024	282,813

				561,380

	Machinery-Diversified—1.0%
307,000	Cummins, Inc.	3.650	10/01/2023	316,647
229,000	Deere & Co.	2.600	06/08/2022	228,125
135,000	Flowserve Corp.	3.500	09/15/2022	132,738
225,000	John Deere Capital Corp., MTN	3.450	03/13/2025	229,611
75,000	Roper Technologies, Inc.(a)	3.000	12/15/2020	74,809
100,000	Roper Technologies, Inc.	3.800	12/15/2026	98,833
125,000	Wabtec Corp.	4.700	09/15/2028	123,491
100,000	Xylem, Inc.	4.875	10/01/2021	102,860
75,000	Xylem, Inc.	3.250	11/01/2026	72,000

				1,379,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media—2.1%
$151,000	CBS Corp.	3.375%	03/01/2022	$150,639
200,000	CBS Corp.	4.000	01/15/2026	198,163
400,000	Comcast Corp.	4.150	10/15/2028	413,505
110,000	Discovery Communications LLC	2.950	03/20/2023	106,651
150,000	Discovery Communications LLC	3.950	03/20/2028	143,021
200,000	Fox Corp.(b)	4.030	01/25/2024	204,356
200,000	Fox Corp.(b)	4.709	01/25/2029	207,918
350,000	NBCUniversal Media LLC	5.150	04/30/2020	359,162
308,000	Viacom, Inc.	4.250	09/01/2023	315,661
340,000	Walt Disney Co. (The), GMTN(a)	2.350	12/01/2022	334,609
325,000	Walt Disney Co. (The), MTN(a)	2.950	06/15/2027	317,774

				2,751,459

	Mining—0.2%
240,000	Newmont Mining Corp.	3.500	03/15/2022	241,357

	Miscellaneous Manufacturing—1.5%
280,000	3M Co., GMTN	2.000	06/26/2022	273,525
280,000	3M Co.	2.875	10/15/2027	271,065
130,000	Carlisle Cos., Inc.	3.750	12/01/2027	123,474
180,000	Eaton Corp.	2.750	11/02/2022	177,865
195,000	Eaton Corp.	3.103	09/15/2027	187,549
165,000	Illinois Tool Works, Inc.	6.250	04/01/2019	165,432
204,000	Illinois Tool Works, Inc.	2.650	11/15/2026	195,340
251,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	251,662
325,000	Parker-Hannifin Corp.	3.250	03/01/2027	315,004

				1,960,916

	Oil & Gas—5.4%
150,000	Apache Corp.	3.250	04/15/2022	148,765
150,000	Apache Corp.	4.375	10/15/2028	147,608
592,000	Chevron Corp.	2.355	12/05/2022	582,989
575,000	Chevron Corp.	2.954	05/16/2026	566,101
86,000	Cimarex Energy Co.	4.375	06/01/2024	87,533
180,000	Concho Resources, Inc.	3.750	10/01/2027	174,796
525,000	ConocoPhillips Holding Co.	6.950	04/15/2029	667,409
150,000	EOG Resources, Inc.	2.625	03/15/2023	147,019
150,000	EOG Resources, Inc.	4.150	01/15/2026	156,003
75,000	EQT Corp.	3.900	10/01/2027	68,138
100,000	Equities Corp.	4.875	11/15/2021	102,759
720,000	Exxon Mobil Corp.	2.222	03/01/2021	714,021
710,000	Exxon Mobil Corp.	3.043	03/01/2026	705,152
245,000	HollyFrontier Corp.	5.875	04/01/2026	258,720
243,000	Marathon Petroleum Corp.	5.125	03/01/2021	251,489
259,000	Marathon Petroleum Corp.	3.625	09/15/2024	256,547
100,000	Noble Energy, Inc.	4.150	12/15/2021	101,801
112,000	Noble Energy, Inc.	3.900	11/15/2024	110,627
225,000	Occidental Petroleum Corp.	2.700	02/15/2023	222,110
250,000	Occidental Petroleum Corp.	3.400	04/15/2026	250,618
585,000	Phillips 66	3.900	03/15/2028	582,611
105,000	Pioneer Natural Resources Co.	3.950	07/15/2022	106,577
85,000	Pioneer Natural Resources Co.	4.450	01/15/2026	88,176
301,000	Valero Energy Corp.	6.125	02/01/2020	309,318
300,000	Valero Energy Corp.	3.400	09/15/2026	287,658

				7,094,545

	Oil & Gas Services—1.0%
175,000	Halliburton Co.	3.500	08/01/2023	176,244
167,000	Halliburton Co.	3.800	11/15/2025	167,959
319,000	National Oilwell Varco, Inc.	2.600	12/01/2022	309,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas Services (continued)
$150,000	Patterson-UTI Energy, Inc.	3.950%	02/01/2028	$138,839
555,000	Schlumberger Investment SA	3.650	12/01/2023	571,583

				1,364,063

	Packaging & Containers—0.3%
104,000	Packaging Corp. of America	4.500	11/01/2023	108,068
90,000	Packaging Corp. of America	3.400	12/15/2027	85,519
220,000	Wrkco, Inc.	4.900	03/15/2029	231,530

				425,117

	Pharmaceuticals—5.9%
280,000	AbbVie, Inc.	2.500	05/14/2020	278,254
287,000	AbbVie, Inc.	3.600	05/14/2025	282,411
186,000	Allergan Funding SCS	3.000	03/12/2020	185,949
175,000	Allergan Funding SCS	3.800	03/15/2025	173,043
250,000	AmerisourceBergen Corp.	3.500	11/15/2021	251,460
250,000	AmerisourceBergen Corp.	3.450	12/15/2027	239,986
253,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	245,100
250,000	Bristol-Myers Squibb Co.(a)	3.250	02/27/2027	242,194
240,000	Cardinal Health, Inc.	2.616	06/15/2022	233,318
300,000	Cardinal Health, Inc.	3.410	06/15/2027	280,882
350,000	CVS Health Corp.	3.700	03/09/2023	352,039
350,000	CVS Health Corp.	4.300	03/25/2028	350,528
250,000	Eli Lilly & Co.	2.350	05/15/2022	246,520
250,000	Eli Lilly & Co.	2.750	06/01/2025	245,421
183,000	Express Scripts Holding Co.	4.750	11/15/2021	190,054
200,000	Express Scripts Holding Co.	3.400	03/01/2027	190,627
471,000	Johnson & Johnson	2.250	03/03/2022	465,058
518,000	Johnson & Johnson	2.450	03/01/2026	495,617
650,000	McKesson Corp.	3.796	03/15/2024	653,629
390,000	Merck & Co., Inc.	2.800	05/18/2023	387,809
400,000	Merck & Co., Inc.	2.750	02/10/2025	392,300
121,000	Mylan NV	3.150	06/15/2021	119,717
130,000	Mylan NV	3.950	06/15/2026	121,905
450,000	Pfizer, Inc.	2.100	05/15/2019	449,682
450,000	Pfizer, Inc.	3.000	12/15/2026	442,107
100,000	Zoetis, Inc.	3.250	02/01/2023	99,484
100,000	Zoetis, Inc.	3.000	09/12/2027	93,122

				7,708,216

	Pipelines—1.0%
140,000	Enable Midstream Partners LP	4.400	03/15/2027	134,524
233,000	Kinder Morgan, Inc.	3.050	12/01/2019	233,041
237,000	Kinder Morgan, Inc.	4.300	06/01/2025	242,789
130,000	ONEOK Partners LP	3.375	10/01/2022	130,223
150,000	ONEOK, Inc.	4.550	07/15/2028	152,247
213,000	Williams Cos., Inc. (The)	3.600	03/15/2022	214,341
184,000	Williams Cos., Inc. (The)	4.300	03/04/2024	188,427

				1,295,592

	Real Estate—0.2%
200,000	CBRE Services, Inc.	4.875	03/01/2026	206,492

	REITs—4.9%
100,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	101,337
65,000	Alexandria Real Estate Equities, Inc.	3.450	04/30/2025	63,503
100,000	American Homes 4 Rent LP	4.250	02/15/2028	97,393
150,000	American Tower Corp.	3.500	01/31/2023	150,047
176,000	American Tower Corp.	3.375	10/15/2026	168,521
225,000	AvalonBay Communities, Inc., GMTN(a)	3.450	06/01/2025	224,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs (continued)
$125,000	Boston Properties LP	4.125%	05/15/2021	$127,462
115,000	Boston Properties LP	3.650	02/01/2026	113,419
89,000	Brixmor Operating Partnership LP	3.875	08/15/2022	89,151
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	73,355
115,000	Crown Castle International Corp.	5.250	01/15/2023	121,570
150,000	Crown Castle International Corp.	3.650	09/01/2027	144,235
100,000	Digital Realty Trust LP	3.950	07/01/2022	101,368
100,000	Digital Realty Trust LP	3.700	08/15/2027	96,739
130,000	ERP Operating LP	4.625	12/15/2021	135,103
150,000	ERP Operating LP	2.850	11/01/2026	143,204
175,000	Essex Portfolio LP	3.500	04/01/2025	173,165
105,000	HCP, Inc.	4.000	12/01/2022	106,709
141,000	HCP, Inc.	3.875	08/15/2024	141,652
100,000	Healthcare Trust of America Holdings LP(a)	3.750	07/01/2027	96,425
173,000	Hospitality Properties Trust(a)	5.000	08/15/2022	176,504
260,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	255,111
105,000	Kimco Realty Corp.	3.400	11/01/2022	104,789
100,000	Kimco Realty Corp.	3.300	02/01/2025	97,381
100,000	LifeStorage LP	3.500	07/01/2026	94,604
150,000	Mid-America Apartments LP	3.600	06/01/2027	145,756
50,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	50,351
100,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	102,971
125,000	Prologis LP	4.250	08/15/2023	130,635
135,000	Prologis LP	3.750	11/01/2025	138,557
130,000	Public Storage	2.370	09/15/2022	127,026
125,000	Public Storage	3.094	09/15/2027	118,719
118,000	Realty Income Corp.	4.650	08/01/2023	124,155
75,000	Realty Income Corp.	4.125	10/15/2026	76,881
137,000	Regency Centers LP	3.600	02/01/2027	133,096
150,000	Senior Housing Properties Trust	4.750	02/15/2028	134,725
197,000	Simon Property Group LP	4.375	03/01/2021	201,794
165,000	Simon Property Group LP	3.375	10/01/2024	165,739
180,000	SL Green Operating Partnership LP	3.250	10/15/2022	177,306
150,000	Ventas Realty LP(a)	4.400	01/15/2029	153,075
150,000	Ventas Realty LP/Ventas Capital Corp.	4.250	03/01/2022	153,826
100,000	VEREIT Operating Partnership LP	4.600	02/06/2024	101,725
165,000	VEREIT Operating Partnership LP	4.875	06/01/2026	168,503
125,000	Washington Prime Group LP(a)	5.950	08/15/2024	114,144
155,000	Welltower, Inc.	4.125	04/01/2019	155,057
150,000	Welltower, Inc.	4.000	06/01/2025	151,542
275,000	Weyerhaeuser Co.	4.625	09/15/2023	283,620
150,000	WP Carey, Inc.(a)	4.600	04/01/2024	154,303

				6,460,933

	Retail—6.3%
125,000	AutoZone, Inc.	3.125	07/15/2023	123,208
125,000	AutoZone, Inc.	3.750	06/01/2027	123,113
170,000	Best Buy Co., Inc.	5.500	03/15/2021	176,814
200,000	Best Buy Co., Inc.	4.450	10/01/2028	193,771
305,000	Costco Wholesale Corp.	1.700	12/15/2019	302,662
325,000	Costco Wholesale Corp.	3.000	05/18/2027	318,004
200,000	Darden Restaurants, Inc.	3.850	05/01/2027	193,266
127,000	Dollar General Corp.	3.250	04/15/2023	125,308
125,000	Dollar General Corp.	3.875	04/15/2027	123,269
110,000	Dollar Tree, Inc.	3.700	05/15/2023	109,202
125,000	Dollar Tree, Inc.	4.200	05/15/2028	119,326
349,000	Home Depot, Inc. (The)	2.625	06/01/2022	347,425
375,000	Home Depot, Inc. (The)	3.000	04/01/2026	369,718
275,000	Kohl’s Corp.	4.250	07/17/2025	271,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$232,000	Lowe’s Cos., Inc.	3.750%	04/15/2021	$235,246
280,000	Lowe’s Cos., Inc.	2.500	04/15/2026	256,246
186,000	Macy’s Retail Holdings, Inc.(a)	2.875	02/15/2023	173,325
175,000	Macy’s Retail Holdings, Inc.(a)	3.625	06/01/2024	164,685
310,000	McDonald’s Corp., MTN	2.625	01/15/2022	307,764
300,000	McDonald’s Corp., MTN	3.700	01/30/2026	302,198
254,000	Nordstrom, Inc.	4.000	10/15/2021	258,126
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	103,000
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	97,153
175,000	Starbucks Corp.	3.100	03/01/2023	174,722
200,000	Starbucks Corp.	3.800	08/15/2025	203,159
200,000	Tapestry, Inc.	4.250	04/01/2025	194,354
274,000	Target Corp.	2.900	01/15/2022	275,799
300,000	Target Corp.	2.500	04/15/2026	285,885
193,000	TJX Cos., Inc. (The)(a)	2.750	06/15/2021	192,614
192,000	TJX Cos., Inc. (The)	2.250	09/15/2026	177,501
288,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	287,598
288,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	289,289
660,000	Walmart, Inc.	3.400	06/26/2023	673,238
666,000	Walmart, Inc.	2.650	12/15/2024	656,733

				8,205,030

	Savings & Loans—0.2%
200,000	People’s United Financial, Inc.(a)	3.650	12/06/2022	199,597

	Semiconductors—2.6%
120,000	Analog Devices, Inc.	2.875	06/01/2023	116,732
100,000	Analog Devices, Inc.	3.900	12/15/2025	100,078
131,000	Applied Materials, Inc.	4.300	06/15/2021	134,905
130,000	Applied Materials, Inc.	3.300	04/01/2027	128,584
125,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	122,834
171,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	158,430
382,000	Intel Corp.	3.300	10/01/2021	388,443
398,000	Intel Corp.	3.700	07/29/2025	410,072
125,000	KLA-Tencor Corp.	4.125	11/01/2021	127,370
137,000	KLA-Tencor Corp.	4.650	11/01/2024	143,885
100,000	Lam Research Corp.	2.800	06/15/2021	99,401
100,000	Lam Research Corp.	3.800	03/15/2025	101,156
100,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	99,726
100,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	93,639
100,000	NVIDIA Corp.	2.200	09/16/2021	98,349
100,000	NVIDIA Corp.	3.200	09/16/2026	97,577
280,000	QUALCOMM, Inc.	2.250	05/20/2020	277,695
300,000	QUALCOMM, Inc.	3.450	05/20/2025	295,262
205,000	Texas Instruments, Inc.	1.650	08/03/2019	204,081
200,000	Texas Instruments, Inc.	2.900	11/03/2027	192,994

				3,391,213

	Shipbuilding—0.1%
180,000	Huntington Ingalls Industries, Inc.	3.483	12/01/2027	170,874

	Software—2.6%
120,000	Activision Blizzard, Inc.	2.300	09/15/2021	117,391
100,000	Activision Blizzard, Inc.	3.400	09/15/2026	95,535
100,000	Adobe, Inc.	4.750	02/01/2020	101,723
100,000	Adobe, Inc.	3.250	02/01/2025	100,832
100,000	Autodesk, Inc.	3.500	06/15/2027	94,364
140,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	133,571
160,000	Electronic Arts, Inc.	3.700	03/01/2021	162,261
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	100,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Software (continued)
$165,000	Fidelity National Information Services, Inc.	3.000%	08/15/2026	$154,031
100,000	Fiserv, Inc.	2.700	06/01/2020	99,370
100,000	Fiserv, Inc.(a)	3.850	06/01/2025	100,476
556,000	Microsoft Corp.	1.550	08/08/2021	541,815
535,000	Microsoft Corp.	3.300	02/06/2027	538,175
324,000	Oracle Corp.	1.900	09/15/2021	316,651
372,000	Oracle Corp.(a)	2.650	07/15/2026	353,791
69,000	salesforce.com, Inc.	3.700	04/11/2028	70,786
69,000	salesforce.Com, Inc.	3.250	04/11/2023	69,892
110,000	VMware, Inc.	2.950	08/21/2022	107,839
100,000	VMware, Inc.	3.900	08/21/2027	93,445

				3,352,684

	Telecommunications—2.6%
620,000	AT&T, Inc.	2.450	06/30/2020	615,960
662,000	AT&T, Inc.	3.400	05/15/2025	646,221
346,000	Cisco Systems, Inc.	4.450	01/15/2020	351,203
381,000	Cisco Systems, Inc.	2.500	09/20/2026	362,551
160,000	Juniper Networks, Inc.	4.500	03/15/2024	163,984
100,000	Motorola Solutions, Inc.	3.750	05/15/2022	100,531
100,000	Motorola Solutions, Inc.	4.000	09/01/2024	100,104
533,000	Verizon Communications, Inc.	5.150	09/15/2023	579,106
535,000	Verizon Communications, Inc.	4.329	09/21/2028	554,481

				3,474,141

	Textiles—0.3%
100,000	Cintas Corp. No. 2	2.900	04/01/2022	99,695
100,000	Cintas Corp. No. 2	3.700	04/01/2027	100,087
200,000	Mohawk Industries, Inc.	3.850	02/01/2023	202,117

				401,899

	Toys/Games/Hobbies—0.1%
175,000	Hasbro, Inc.	3.500	09/15/2027	162,448

	Transportation—2.0%
229,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	230,747
180,000	CSX Corp.	3.700	10/30/2020	181,865
167,000	CSX Corp.	3.250	06/01/2027	160,705
200,000	FedEx Corp.	4.000	01/15/2024	206,026
225,000	FedEx Corp.	3.250	04/01/2026	219,168
150,000	Kirby Corp.	4.200	03/01/2028	146,970
175,000	Norfolk Southern Corp.	3.000	04/01/2022	174,008
200,000	Norfolk Southern Corp.(a)	2.900	06/15/2026	192,644
239,000	Union Pacific Corp.	4.163	07/15/2022	247,857
250,000	Union Pacific Corp.	3.950	09/10/2028	255,815
300,000	United Parcel Service, Inc.	3.125	01/15/2021	302,317
300,000	United Parcel Service, Inc.	3.050	11/15/2027	293,062

				2,611,184

	Water—0.1%
200,000	American Water Capital Corp.(a)	3.400	03/01/2025	199,523

	Total Corporate Bonds (Cost $130,127,453)			129,703,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
99,857	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $99,857)	$99,857

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 130,227,310)—99.0%	129,803,401

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.1%
2,812,097	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $2,812,097)	2,812,097

	Total Investments in Securities (Cost $133,039,407)—101.1%	132,615,498

	Other assets less liabilities—(1.1)%	(1,495,382)

	Net Assets—100.0%	$131,120,116

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $614,414, which represented less than 1% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	37.6
Consumer, Non-cyclical	18.1
Technology	8.5
Energy	8.3
Communications	7.9
Consumer, Cyclical	6.5
Industrial	5.2
Utilities	2.3
Basic Materials	1.6
Money Market Funds Plus Other Assets Less Liabilities	4.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—96.0%
	Aerospace/Defense—1.6%
$100,000	General Dynamics Corp.	2.250%	11/15/2022	$98,159
100,000	United Technologies Corp.	3.650	08/16/2023	101,310

				199,469

	Agriculture—1.2%
50,000	Philip Morris International, Inc.	4.500	03/26/2020	50,883
100,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	101,325

				152,208

	Auto Manufacturers—3.7%
100,000	American Honda Finance Corp., MTN	2.000	02/14/2020	99,311
100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	103,888
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	100,196
50,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	49,904
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	101,181

				454,480

	Banks—31.6%
100,000	Bank of America Corp., MTN	5.625	07/01/2020	103,512
100,000	Bank of America Corp., MTN(a)	5.000	05/13/2021	104,105
150,000	Bank of America Corp., GMTN	3.300	01/11/2023	150,626
100,000	Bank of Montreal, MTN (Canada)	1.900	08/27/2021	97,574
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	99,918
100,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	99,127
100,000	BB&T Corp., MTN	2.625	06/29/2020	99,621
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	103,738
100,000	Citigroup, Inc.	2.500	07/29/2019	99,879
100,000	Citigroup, Inc.	4.050	07/30/2022	102,041
100,000	Citigroup, Inc.	3.500	05/15/2023	100,222
100,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	3.875	02/08/2022	102,430
50,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	50,953
100,000	Goldman Sachs Group, Inc. (The)	2.000	04/25/2019	99,897
100,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	101,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$100,000	Goldman Sachs Group, Inc. (The)	3.200%	02/23/2023	$99,350
200,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	197,080
100,000	HSBC USA, Inc.	2.250	06/23/2019	99,848
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	97,694
100,000	JPMorgan Chase & Co.(a)	2.200	10/22/2019	99,670
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	101,906
100,000	JPMorgan Chase & Co.	3.250	09/23/2022	100,745
100,000	JPMorgan Chase & Co.	2.972	01/15/2023	99,518
100,000	KeyCorp, MTN	2.900	09/15/2020	100,086
100,000	Morgan Stanley, GMTN	5.625	09/23/2019	101,490
100,000	Morgan Stanley	2.800	06/16/2020	99,779
100,000	Morgan Stanley, MTN	2.625	11/17/2021	98,758
100,000	Northern Trust Corp.	3.375	08/23/2021	100,961
100,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	99,566
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	105,018
100,000	Santander UK PLC (United Kingdom)	2.375	03/16/2020	99,461
100,000	State Street Corp.	4.375	03/07/2021	102,987
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	97,613
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	99,824
100,000	U.S. Bancorp, MTN	3.700	01/30/2024	102,983
100,000	Wells Fargo & Co.	2.125	04/22/2019	99,930
100,000	Wells Fargo & Co., MTN	2.550	12/07/2020	99,282
100,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	100,191

				3,918,383

	Beverages—3.2%
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)(a)	2.650	02/01/2021	99,569
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.300	02/01/2023	100,666
100,000	Coca-Cola Co. (The)(a)	3.200	11/01/2023	101,919
100,000	PepsiCo, Inc.	3.125	11/01/2020	100,646

				402,800

	Biotechnology—2.4%
100,000	Amgen, Inc.	1.850	08/19/2021	97,193
100,000	Celgene Corp.	3.950	10/15/2020	101,237
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	99,742

				298,172

	Chemicals—0.8%
100,000	Dow Chemical Co. (The)	4.125	11/15/2021	102,208

	Computers—3.3%
100,000	Apple, Inc.	2.000	05/06/2020	99,279
100,000	Apple, Inc.	2.400	05/03/2023	98,207
100,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	103,366
100,000	International Business Machines Corp.	8.375	11/01/2019	103,648

				404,500

	Diversified Financial Services—2.1%
100,000	Air Lease Corp.	3.875	04/01/2021	100,801
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	99,789
60,000	Jefferies Group LLC	8.500	07/15/2019	61,145

				261,735

	Electric—2.3%
40,000	Sempra Energy	2.875	10/01/2022	38,849
50,000	Southern Co. (The)	2.350	07/01/2021	49,296
100,000	Virginia Electric & Power Co., Series C	2.750	03/15/2023	98,566
100,000	Xcel Energy, Inc.	4.700	05/15/2020	101,352

				288,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electrical Components & Equipment—0.8%
$100,000	Emerson Electric Co.(a)	4.875%	10/15/2019	$101,198

	Food—1.7%
60,000	Kraft Heinz Foods Co.	3.500	06/06/2022	59,833
40,000	Kroger Co. (The)	6.150	01/15/2020	41,084
100,000	Tyson Foods, Inc.	4.500	06/15/2022	103,620

				204,537

	Healthcare-Products—1.9%
40,000	Becton, Dickinson and Co.	3.250	11/12/2020	39,966
100,000	Becton, Dickinson and Co.	3.125	11/08/2021	99,574
100,000	Thermo Fisher Scientific, Inc.(a)	3.000	04/15/2023	98,661

				238,201

	Healthcare-Services—2.8%
100,000	Anthem, Inc.	4.350	08/15/2020	101,872
40,000	Anthem, Inc.	3.300	01/15/2023	40,119
100,000	HCA, Inc.	4.750	05/01/2023	103,737
100,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	101,279

				347,007

	Household Products/Wares—0.8%
100,000	Clorox Co. (The)	3.050	09/15/2022	100,125

	Insurance—2.7%
100,000	American International Group, Inc.	6.400	12/15/2020	105,613
25,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	24,935
100,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	99,843
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	99,084

				329,475

	Internet—0.8%
100,000	Booking Holdings, Inc.	2.750	03/15/2023	97,715

	Machinery-Diversified—0.8%
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	99,873

	Media—2.9%
60,000	Comcast Corp.(a)	3.125	07/15/2022	60,440
60,000	NBCUniversal Media LLC(a)	5.150	04/30/2020	61,571
30,000	Time Warner Cable LLC	8.250	04/01/2019	30,122
100,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	99,825
100,000	Warner Media LLC	4.750	03/29/2021	103,567

				355,525

	Mining—0.8%
100,000	Goldcorp, Inc. (Canada)	3.700	03/15/2023	100,735

	Miscellaneous Manufacturing—1.2%
50,000	3M Co., GMTN	2.000	08/07/2020	49,557
100,000	General Electric Co., GMTN	3.150	09/07/2022	98,500

				148,057

	Office/Business Equipment—0.8%
100,000	Pitney Bowes, Inc.	3.875	10/01/2021	97,500

	Oil & Gas—5.7%
100,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	101,460
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	100,288
100,000	Chevron Corp.(a)	2.100	05/16/2021	98,674
100,000	EOG Resources, Inc.	2.450	04/01/2020	99,447
100,000	Pioneer Natural Resources Co.	3.950	07/15/2022	101,502
100,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	99,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)

	Oil & Gas (continued)
$100,000	Total Capital SA (France)	4.450%	06/24/2020	$102,177

				702,895

	Oil & Gas Services—0.2%
30,000	Halliburton Co.	3.250	11/15/2021	30,134

	Pharmaceuticals—4.0%
100,000	AbbVie, Inc.	2.850	05/14/2023	97,596
100,000	Allergan Finance LLC	3.250	10/01/2022	98,767
100,000	Allergan Funding SCS	3.450	03/15/2022	99,639
100,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	99,468
100,000	CVS Health Corp.	2.800	07/20/2020	99,536

				495,006

	Pipelines—2.4%
100,000	Energy Transfer Operating LP	4.650	06/01/2021	102,639
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	100,018
100,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	98,073

				300,730

	REITs—1.3%
50,000	American Tower Corp.	3.450	09/15/2021	50,251
100,000	Crown Castle International Corp.	5.250	01/15/2023	105,713

				155,964

	Retail—2.8%
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	102,978
50,000	Lowe’s Cos., Inc.	3.750	04/15/2021	50,700
100,000	Macy’s Retail Holdings, Inc.(a)	2.875	02/15/2023	93,185
100,000	Walmart, Inc.	3.400	06/26/2023	102,006

				348,869

	Semiconductors—1.6%
100,000	Applied Materials, Inc.	2.625	10/01/2020	99,592
100,000	Intel Corp.	3.300	10/01/2021	101,687

				201,279

	Software—2.8%
100,000	Microsoft Corp.	1.550	08/08/2021	97,449
100,000	Microsoft Corp.	2.400	02/06/2022	99,291
100,000	Oracle Corp.	5.000	07/08/2019	100,803
50,000	Oracle Corp.	2.500	05/15/2022	49,410

				346,953

	Telecommunications—4.2%
75,000	AT&T, Inc.	2.450	06/30/2020	74,511
100,000	AT&T, Inc.	3.000	06/30/2022	99,294
100,000	Cisco Systems, Inc.	2.200	09/20/2023	97,540
40,000	Qwest Corp.	6.750	12/01/2021	42,692
100,000	Verizon Communications, Inc.	3.000	11/01/2021	100,747
100,000	Verizon Communications, Inc.	5.150	09/15/2023	108,650

				523,434

	Transportation—0.8%
100,000	Burlington Northern Santa Fe LLC(a)	3.000	03/15/2023	99,941

	Total Corporate Bonds (Cost $11,940,456)			11,907,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Money Market Fund—2.3%
289,449	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $289,449)	$289,449

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 12,229,905)—98.3%	12,196,620

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.3%
776,890	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $776,890)	776,890

	Total Investments in Securities (Cost $13,006,795)—104.6%	12,973,510

	Other assets less liabilities—(4.6)%	(570,785)

	Net Assets—100.0%	$12,402,725

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco National AMT-Free Municipal Bond ETF (PZA)

February 28, 2019

(Unaudited)

Portfolio Composition
State and Territory Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
California	17.0
Florida	6.8
Illinois	7.2
Massachusetts	6.2
New York	16.6
Pennsylvania	3.7
Texas	11.5
Other States and Territories Less Than 3% Each	28.6
Other Assets Less Liabilities	2.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.6%
	Ad Valorem Property Tax—12.6%
$600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000%	08/01/2050	$659,010
5,000,000	Chicago Illinois Board of Education Dedicated Ref. Ser. 17B(a)	7.000	12/01/2042	5,946,500
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,125,310
10,000,000	City of Hutto Texas (Certificates of Obligation) Ser. 17 AGM	5.000	08/01/2057	11,053,900
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	22,045,200
4,955,000	City of New York Ser. 16B-1	5.000	12/01/2041	5,601,182
260,000	City of New York Sub.-Ser. 09J-1(b)	5.000	05/15/2019	261,825
820,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	824,895
4,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2035	5,256,540
2,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2036	2,904,275
2,000,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2037	2,312,240
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,542,560
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,330,100
2,000,000	King & Snohomish County Washington School District No. 417 Ser. 18	5.000	12/01/2036	2,359,340
1,255,000	Lackawanna County Pennsylvania Ser. 10B AGM(b)	5.000	09/01/2020	1,316,319
745,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	773,586
5,000,000	Lamar Texas Consolidated Independent School District Ser. 18 PSF-GTD	5.000	02/15/2043	5,676,950
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,788,468
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,811,218
5,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	5,164,800
3,000,000	Marrin California Healthcare District (Election 2013) Ser. 17A	4.000	08/01/2047	3,091,710
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,770,351
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,537,760
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	7,937,501
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,523,550
5,000,000	Massachusetts State Ser. 19A	5.000	01/01/2049	5,734,400
5,000,000	Mesquite Texas Independent School District Ser. 18 PSF-GTD	5.000	08/15/2048	5,662,400
2,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	2,055,280
5,000,000	North Royalton Ohio City School District School Improvement Ser. 17	5.000	12/01/2047	5,541,250
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,389,900
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,132,170
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	511,295
7,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	7,421,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$2,285,000	Richardson Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000%	02/15/2042	$2,562,239
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,257,210
5,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	4.000	07/01/2047	5,195,700
2,000,000	San Francisco California Bay Area Rapid Transit District Election 2016 (Green Bond) Ser. 17A-1	5.000	08/01/2047	2,304,020
2,000,000	San Jacinto Texas Community College District Ser. 19A	5.000	02/15/2049	2,269,340
6,785,000	Sherman Texas Independent School District (School Building) Ser. 18A PSF-GTD	5.000	02/15/2045	7,773,303
4,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	4,167,320
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,270,460
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,669,697
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,423,214
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,812,625

				193,768,613

	Auto Parking Revenue—0.8%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,273,880
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,090,040
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,610,525
5,000,000	New Orleans Louisiana Aviation Board Special Facilities (Parking Facilities Corp. Consolidated Garage System) Rev. Ser. 18A AGM	5.000	10/01/2048	5,606,000

				12,580,445

	Charter School Aid—0.6%
8,500,000	Clifton Texas Higher Education Finance Corp. (Idea Public Schools) Rev. Ref. Ser. 17 PSF-GTD	4.000	08/15/2042	8,775,145

	College & University Revenue—10.9%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,311,150
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,251,200
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,369,060
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,158,170
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	1,962,713
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	2,883,150
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,846,025
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	12,805,861
2,000,000	Colorado State Educational & Cultural Facilities Auth. (University Denver Project) Rev. Ser. 17A	5.000	03/01/2047	2,241,560
2,000,000	Davie Florida Educational Facilities (Nova Southeastern University Project) Rev. Ref. Ser. 18	5.000	04/01/2048	2,185,360
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(b)	5.000	06/15/2020	1,151,399
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,247,733
1,000,000	Illinois State Finance Auth. Student Housing & Academic Facility (CHF-Chicago LLC-University of Illinois at Chicago Project) Rev. Ser. 17A	5.000	02/15/2047	1,068,110
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(b)	5.500	10/01/2020	1,060,080
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,234,340
3,500,000	Louisiana State Local Government National Environmental Facilities & Community Development Auth. (Rgain Cajun Facilities, Inc.—Student Housing & Parking Project) Rev. Ser. 18 AGM	5.000	10/01/2048	3,837,260
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	953,216
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	5,039,325
1,250,000	Michigan State University (Board of Trustees) Rev. Ser. 19B	5.000	02/15/2044	1,432,925
1,000,000	Minnesota State High Education Facilities Auth. (Bethel University) Rev. Ref. Ser. 17	5.000	05/01/2047	1,058,970
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	569,285
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Ser. 16A-2	5.000	10/01/2046	2,631,980
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,184,083
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,365,730
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,580,045
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,866,975
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,699,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College & University Revenue (continued)
$1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000%	07/01/2037	$1,312,824
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,068,883
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,113,300
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	838,553
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (Columbia University) Rev. Ref. Ser. 18B	5.000	10/01/2038	5,913,650
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,374,250
11,100,000	Ohio State University Ser.14A	5.000	12/01/2039	12,542,556
1,000,000	Oregon State Facilities Auth. (Reed College Project) Rev. Ref. Ser.17A	5.000	07/01/2047	1,132,590
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,278,900
1,410,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University) Rev. Ser. 18A	5.000	02/15/2048	1,625,998
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,787,262
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,148,939
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,523,650
2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000	11/01/2047	2,240,060
3,000,000	Tennessee State School Bond Auth. Higher Educational Facilities (Second Program) Ser. 17A	5.000	11/01/2047	3,442,470
2,000,000	University of Arkansas Arizona Various Facilities (Fayetteville Campus) Rev. Ser. 17	5.000	11/01/2047	2,268,920
1,500,000	University of California (Limited Project) Rev. Ref. Ser. 18O	5.000	05/15/2043	1,717,200
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	10,649,310
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,289,220
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,541,316
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,444,530
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,497,059

				167,746,590

	Electric Power Revenue—3.5%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,205,800
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,195,580
10,000,000	City of San Antonio Texas Electric and Gas Rev. Ser. 17	5.000	02/01/2047	11,326,000
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,931,270
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM(b)	5.000	10/01/2020	1,210,743
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,740,607
950,000	JEA Florida Electric Systems Rev. Sub.-Ser. 13C	5.000	10/01/2037	1,036,374
1,300,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2042	1,464,138
1,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2047	1,120,560
5,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 18	5.000	09/01/2039	5,733,500
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,789,650
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,854,650
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(b)	5.375	04/01/2019	2,055,965
1,000,000	Omaha Nebraska Public Power District Power District Electric Rev. Ref. Ser. 17A	5.000	02/01/2042	1,147,170
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,130,890
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,301,170

				54,244,067

	Franchised Tax Business & License Fees—0.4%
5,000,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev. Sub.-Ser. 18B	5.250	12/01/2048	5,694,200

	Fuel Sales Tax Revenue—1.3%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,570,840
4,000,000	Connecticut State Special Tax Obligation Rev. Ser. 18B	5.000	10/01/2038	4,458,840
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,282,840
5,000,000	Massachusetts State Transportation Fund (Rail Enhancement & Accelerated Bridge Programs) Rev. Ser. 18A	5.250	06/01/2043	5,856,750
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,339,840

				19,509,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	General Fund—0.7%
$1,000,000	California State Ref. Ser. 17	4.000%	08/01/2038	$1,053,280
3,000,000	California State Ser. 16	5.000	09/01/2046	3,388,320
5,000,000	Washington State Ser. 17D	5.000	02/01/2038	5,732,200

				10,173,800

	Health, Hospital, Nursing Home Revenue—6.8%
1,000,000	Berks County Pennsylvania Industrial Development Auth. Health System (Tower Health Project) Rev. Ref. Ser. 17	3.750	11/01/2042	965,100
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(b)	6.000	06/01/2019	656,779
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,154,090
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	524,700
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,061,710
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,514,735
3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	4,559,590
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	4,041,200
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,878,028
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,715,750
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,071,500
500,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	4.000	12/01/2057	499,495
1,000,000	Cape Girardeau County Missouri Industrial Development Auth. (Southeasthealth Obligated Group) Ref. Ser. 17A	5.000	03/01/2036	1,088,250
1,750,000	Colorado State Health Facilities Auth. Hospital (Evangelical Lutheran Good Sam Aritan Society Project) Rev. Ref. Ser. 17	5.000	06/01/2047	1,876,385
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,340,600
3,000,000	Glynn-Brunswick Georgia Memorial Hospital Auth. Anticipation Certificates (Southeast Georgia Health Systems Project) Ser. 17	5.000	08/01/2047	3,244,500
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,028,890
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,679,840
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,231,920
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,086,100
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM(b)	5.250	03/01/2020	1,035,160
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,329,700
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,143,649
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,666,770
3,285,000	Louisiana State Local Government Environmental Facilities & Community (Woman’s Hospital Foundation Project) Ref. Ser. 17A	5.000	10/01/2041	3,622,337
1,000,000	Lynchburg Virginia Economic Development Auth. Hospital (Center Health Obligated Group) Rev. Ref. Ser. 17A	5.000	01/01/2047	1,110,650
2,665,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2041	2,971,741
2,000,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	2,217,940
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM(b)	5.000	08/01/2020	1,254,516
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,232,720
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2040	3,294,840
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	3,004,760
1,250,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	4.000	07/01/2047	1,251,312
2,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	5.000	07/01/2048	2,192,800
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc.—Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,083,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc.—Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000%	07/01/2051	$1,079,920
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(b)	5.625	07/01/2021	544,660
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,130,010
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,238,740
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,114,000
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,792,700
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,713,280
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,036,380
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,017,190
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(b)	5.000	07/01/2020	15,654
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(b)	5.375	07/01/2020	1,046,980
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,939,525
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	828,878
1,000,000	Washington State Health Care Facilities Auth. (Virginia Mason Medical Center) Ref. Ser. 17	4.000	08/15/2042	962,700
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,625,070

				104,716,984

	Highway Tolls Revenue—9.5%
2,500,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	2,569,100
4,000,000	Bay Area California Auth. Toll Bridge Rev. Ref. Ser. 19S-H	5.000	04/01/2049	4,584,240
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,740,025
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,087,050
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,375,600
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	763,000
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,134,560
3,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	3,004,950
20,000,000	Grand Parkway Transportation Corp. Texas Systems Toll (Sub.-Tier Tela Supported) Rev. Ser. 18A	5.000	10/01/2043	22,734,000
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2042	2,267,260
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2047	2,260,780
5,000,000	Illinois State Toll Highway Auth. Ser. 17A	5.000	01/01/2042	5,607,400
1,000,000	New Jersey State Turnpike Auth. Ref. Ser. 17B	5.000	01/01/2040	1,138,180
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	6,898,740
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,466,840
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,727,085
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	589,633
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,525,040
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,369,840
11,270,000	North Texas Tollway Auth. (First Tier) Rev. Ref. Ser. 17A	5.000	01/01/2048	12,615,525
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,706,725
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	2,004,624
5,000,000	North Texas Tollway Auth. Rev. Ref. Ser. 18	5.000	01/01/2048	5,556,700
1,660,000	Oklahoma State Turnpike Auth. (Second) Ser. 17C	5.000	01/01/2047	1,869,210
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,578,600
2,000,000	Oklahoma State Turnpike Auth. Ser. 18A	5.000	01/01/2043	2,258,660
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,674,000
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,374,112
5,000,000	Tampa-Hillsborough County Florida Expressway Auth. Rev. Ser. 17	5.000	07/01/2047	5,577,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Highway Tolls Revenue (continued)
$2,000,000	Tampa-Hillsborough County Florida Expressway Auth. Ser. 17C	5.000%	07/01/2048	$2,245,940
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,659,875

				145,964,994

	Hotel Occupancy Tax—0.8%
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,341,445
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,413,220
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,263,140
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,363,600

				12,381,405

	Income Tax Revenue—2.5%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,288,200
1,000,000	New York City Transitional Finance Auth. (Building Aid) Rev. Ref. Sub.-Ser. 18S-3A	5.000	07/15/2037	1,161,660
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000	02/01/2035	4,391,322
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,267,760
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	4,823,490
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	1,925,536
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,363,491
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,229,880
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	4,850,460
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,114,836
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,536,836
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,101,150

				38,054,621

	Lease Revenue—3.7%
1,000,000	California Public Auth. Wastewater Rev. Ser. 18A AGM	5.000	09/01/2049	1,153,050
6,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	6,838,740
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,681,515
4,400,000	Los Angeles County California Facilities Inc. Lease (Vermont Corridor County Administration Building) Rev. Ser. 18A	5.000	12/01/2051	4,976,224
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,564,325
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,133,960
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	12,788,178
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,047,649
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,090,470
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	559,140
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,016,510
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,118,800
1,000,000	New Jersey State Econ Development Auth. (State House Project) Remareted Ser. 17B	5.000	06/15/2043	1,057,530
250,000	Pennsylvania State COP Ref. Ser. 18A	5.000	07/01/2043	275,975
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,277,340
5,000,000	Texas State Water Development Board (Water Implementation Fund) Ser. 18B	5.000	04/15/2049	5,746,000
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,397,303
4,975,000	Texas State Water Development Board Ser. 17A	5.000	10/15/2047	5,673,341

				57,396,050

	Local or GTD Housing—0.1%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,349,938

	Miscellaneous Revenue—4.3%
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	3,946,740
5,000,000	California State Various Purpose Ser.14	5.000	10/01/2039	5,610,550
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,140,846
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,533,600
5,000,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	5,646,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Miscellaneous Revenue (continued)
$535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000%	01/01/2020	$549,836
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,424,746
1,900,000	Maryland State Stadium Auth. (Baltimore City Public Schools) Rev. Ser. 16	5.000	05/01/2046	2,112,078
2,900,000	Massachusetts State Ser. 16J	4.000	12/01/2044	2,987,957
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	501,735
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,337,380
4,200,000	New York City Transitional Finance Auth. Building Aid Rev. Sub.-Ser. 11S-1A	5.250	07/15/2037	4,511,808
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,782,325
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,733,500
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,858,475
11,185,000	Orlando Florida Capital Improvement Special Rev. Ser. 18B	5.000	10/01/2048	12,735,800
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,166,960
2,000,000	Virginia State Commonwealth Transportation Board Rev. Ref. Ser. 17A	4.000	05/15/2036	2,128,880

				66,709,516

	Miscellaneous Taxes—1.0%
1,000,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2039	1,089,870
500,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2042	541,310
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,369,245
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,901,140
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,291,460
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,101,030

				16,294,055

	Natural Gas Revenue—0.7%
3,655,000	Chula Vista California Industrial Development (San Diego Gas—Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,683,399
7,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2047	7,707,770

				11,391,169

	Nuclear Revenue—1.4%
7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	7,763,140
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,736,625
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	6,980,813
4,660,000	South Carolina State Public Service Auth. Rev. Ser. 13E	5.000	12/01/2048	4,960,430

				22,441,008

	Port, Airport & Marina Revenue—11.6%
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,559,340
2,000,000	Charlotte North Carolina Airport Rev. Ser. 17A	5.000	07/01/2047	2,274,600
6,000,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	6,585,840
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,220,131
7,500,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 17B	5.000	01/01/2039	8,363,850
10,000,000	Chicago Illinois O’Hare International Airport (Senior Lien) Rev. Ser. 18B AGM	4.000	01/01/2053	10,092,400
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,357,775
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,075,370
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,511,677
20,000,000	Hillsborough County Florida Aviation Auth. Tampa International Airport Ser. 18F	5.000	10/01/2043	22,986,800
16,745,000	Hillsborough County Florida Aviation Auth. Tampa International Airport Ser. 18F	5.000	10/01/2048	19,140,707
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,078,740
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,674,585
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,299,670
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	621,822
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,249,960
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	20,336,826
2,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	2,750,376
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	3,916,290
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,783,420
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,698,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue (continued)
$2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000%	07/01/2041	$2,521,912
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,264,440
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,502,320
3,000,000	Salt Lake City Utah Airport Rev. Ser. 18B	5.000	07/01/2048	3,412,500
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,203,600
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	19,341,548
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,470,729
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,630,100
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	562,185

				179,487,905

	Recreational Revenue—0.2%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,013,890

	Sales Tax Revenue—4.5%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,330,547
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	10,778,100
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,232,611
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,125,470
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	841,950
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,365,109
10,000,000	Illinois State Sales Tax Securitization Corporation Ref. Ser. 18A	5.000	01/01/2040	10,970,700
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,131,205
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,002,400
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	9,867,653
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,815,824
6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	7,461,137

				69,922,706

	Sewer Revenue—5.0%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	25,819,950
2,500,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	5.250	01/01/2042	2,807,150
7,000,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	4.000	01/01/2052	7,037,380
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,355,100
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,511,850
14,695,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	16,241,355
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,129,870
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,693,890
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,762,290
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,127,280
750,000	Metropolitan St. Louis Missouri Sewer District Wastewater Systems & Improvement Rev. Ref. Ser. 17A	5.000	05/01/2047	854,760
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,255,690

				76,596,565

	Special Tax—0.2%
3,000,000	Birmingham-Jefferson Alabama Civic Center Auth. Special Tax Ser. 18A	5.000	07/01/2048	3,356,190

	Tax Increment Revenue—1.6%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	18,622,140
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2045	1,097,560
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2047	1,078,810
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,485,440

				25,283,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Transit Revenue—2.0%
$1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000%	10/01/2036	$1,130,200
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,055,930
5,000,000	Massachusetts State Transportation Fund Rev. Ref. Ser. 17A	5.000	06/01/2043	5,696,650
1,510,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM	5.000	11/15/2042	1,635,451
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,593,100
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	14,247,311
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,385,525

				30,744,167

	Water Revenue—10.9%
3,305,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	3,377,875
5,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 18B	5.000	11/01/2047	5,700,650
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,133,500
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,127,500
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	10,670,981
1,000,000	Birmingham Alabama Waterworks Broad Water Rev. Ref. Ser. 15A	5.000	01/01/2042	1,101,920
440,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	441,034
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM(b)	5.000	10/01/2021	217,084
6,000,000	Dallas Texas Waterworks & Sewer System Rev. Ser. 17	5.000	10/01/2046	6,811,380
5,000,000	Denver Colorado City & County Board of Water Commissioners Water (Green Bond) Rev. Ser. 17A	5.000	09/15/2047	5,720,600
5,000,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ser. 13A	5.000	10/01/2048	5,479,000
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,405,510
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	3,991,190
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,627,995
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC(b)	6.000	05/15/2019	191,676
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	8,738,640
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,347,100
5,000,000	Massachusetts State Water Resources Auth. Ser. 18B	5.000	08/01/2043	5,758,750
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	1,052,340
10,000,000	Miami-Dade County Florida Water & Sewer Systems Rev. Ser. 17A	3.375	10/01/2047	9,250,500
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	676,896
8,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 18DD1	3.625	06/15/2048	7,912,960
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,042,950
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,536,787
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	10,948,128
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,555,800
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	546,190
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,280,783
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,636,707
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,132,950
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,689,075
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,103,540
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM(b)	5.000	08/01/2020	916,003
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,078,026
2,500,000	San Antonio Texas Water (Junior Lien) Rev. Ref. Ser. 18A	5.000	05/15/2043	2,864,150
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,016,240
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,131,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000%	09/01/2040	$1,119,870
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,674,165

				168,007,615

	Total Investments in Securities (Cost $1,477,599,705)(c)—97.6%			1,505,604,698

	Other assets less liabilities—2.4%			36,284,117

	Net Assets—100.0%			$1,541,888,815

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

BAM—Build America Mutual

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

GTD—Grant To Date

NATL—National Public Finance Guarantee Corp.

PILOT—Payment-in-lieu-of-taxes

PSF-GTD—Permanent School Fund Guaranteed

RAC—Revenue Anticipation Certificates

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2019 represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of February 28, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	14.6%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco New York AMT-Free Municipal Bond ETF (PZT)

February 28, 2019

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Income Tax Revenue	15.8
College & University Revenue	12.5
Electric Power Revenue	12.2
Miscellaneous Revenue	12.1
Lease Revenue	9.1
Highway Tolls Revenue	6.4
Ad Valorem Property Tax	6.2
Water Revenue	5.1
Health, Hospital, Nursing Home Revenue	3.6
Hotel Occupancy Tax	3.5
Recreational Revenue	3.3
Port, Airport & Marina Revenue	1.9
Sales Tax Revenue	1.8
Transit Revenue	1.8
Other Assets Less Liabilities	4.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.3%
	Ad Valorem Property Tax—6.2%
$1,000,000	City of New York Ser. 18E-1	5.000%	03/01/2038	$1,157,690
2,000,000	New York City New York Ser. 16B-1	4.000	12/01/2043	2,064,300
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	567,515

				3,789,505

	College & University Revenue—12.5%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,062,230
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	1,949,115
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,320,190
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,243,820
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,113,300

				7,688,655

	Electric Power Revenue—12.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,092,080
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,204,900
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	185,296
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,680,240
2,000,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 17	5.000	12/15/2038	2,329,480

				7,491,996

	Health, Hospital, Nursing Home Revenue—3.6%
500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000	07/01/2046	547,670
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,675,620

				2,223,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco New York AMT-Free Municipal Bond ETF (PZT) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Highway Tolls Revenue—6.4%
$1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000%	01/01/2046	$1,107,270
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,151,390
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,651,222

				3,909,882

	Hotel Occupancy Tax—3.5%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,133,009

	Income Tax Revenue—15.8%
1,000,000	New York City Transitional Finance Auth. (Building Aid) Rev. Ref. Ser. 18S-4A	5.000	07/15/2037	1,161,660
1,500,000	New York City Transitional Finance Auth. (Sub.-Future Tax Secured Fiscal 1999) Rev. Ser. 17A Sub.-Ser. E-1	5.000	02/01/2043	1,687,740
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 18S-3	4.000	07/15/2046	1,032,140
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 17B-1	5.000	08/01/2045	1,128,730
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ref. Ser. 17A	5.000	02/15/2038	1,140,070
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,294,710
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,293,456

				9,738,506

	Lease Revenue—9.1%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,016,510
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,313,656
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,134,200
2,000,000	New York State Liberty Development Corp. (4 World Trade Center Project) Rev. Ref. Ser. 11	5.000	11/15/2044	2,132,260

				5,596,626

	Miscellaneous Revenue—12.1%
2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000	07/15/2042	2,151,820
450,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	508,167
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,508,675
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,133,640
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,116,970

				7,419,272

	Port, Airport & Marina Revenue—1.9%
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,143,440

	Recreational Revenue—3.3%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,009,260

	Sales Tax Revenue—1.8%
1,000,000	New York State Dormitory Auth. State Sales Tax Rev. Ref. (Bid Group 4) Ser. 18C	5.000	03/15/2043	1,141,970

	Transit Revenue—1.8%
1,000,000	Metropolitan Transportation Auth. New York (Green Bonds) Rev. Ser. 16A-1	5.250	11/15/2056	1,101,220

	Water Revenue—5.1%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250	06/15/2037	1,176,530
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 18DD1	3.625	06/15/2048	1,978,240

				3,154,770

	Total Investments in Securities (Cost $58,157,665)(a)—95.3%			58,541,401

	Other assets less liabilities—4.7%			2,865,829

	Net Assets—100.0%			$61,407,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco New York AMT-Free Municipal Bond ETF (PZT) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

NATL—National Public Finance Guarantee Corp.

PILOT—Payment-in-lieu-of-taxes

Ref.—Refunding

Rev.—Revenue

Ser.—Series

SRF—State Revolving Fund

Sub.—Subordinated

Notes to Schedule of Investments:

(a)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of February 28, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	7.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Preferred ETF (PGX)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	77.5
Utilities	11.0
Communications	7.0
Energy	2.3
Industrial	0.8
Insurance	0.7
Consumer, Cyclical	0.5
Technology	0.3
Basic Materials	0.1
Money Market Fund Plus Other Assets Less Liabilities	(0.2)

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests—100.2%
	Banks—36.1%
100,002	Associated Banc-Corp., 5.38%, Series D(b)	$2,388,048
1,456,095	Bank of America Corp., 5.88%, Series HH	37,101,301
1,312,902	Bank of America Corp., 6.00%, Series EE	34,201,097
2,093,006	Bank of America Corp., 6.00%, Series GG	55,066,988
1,625,720	Bank of America Corp., 6.20%, Series CC	42,203,691
2,582,833	Bank of America Corp., 6.50%, Series Y	67,153,658
1,890,031	Bank of America Corp., 6.63%, Series W(b)	48,195,790
674,445	BB&T Corp., 5.63%	17,198,347
3,386,720	BB&T Corp., 5.63%, Series E	84,600,266
451,790	BB&T Corp., 5.85%	11,416,733
227,665	BOK Financial Corp., 5.38%(b)	5,803,181
1,498,912	Citigroup, Inc., 6.30%, Series S	39,541,299
3,121,024	Citigroup, Inc., 6.88%, Series K	84,454,909
360,311	Citigroup, Inc., 7.13%, Series J(b)	9,854,506
426,544	Citizens Financial Group, Inc., 6.35%, Series D(b)	11,004,835
234,998	Commerce Bancshares, Inc., 6.00%, Series B(b)	6,163,998
231,711	Cullen/Frost Bankers, Inc., 5.38%(b)	6,073,145
752,952	Fifth Third Bancorp, 6.63%, Series I(b)	21,496,780
142,089	First Horizon National Corp., 6.20%, Series A(b)	3,712,786
281,104	First Republic Bank, 5.13%, Series H(b)	6,681,842
294,637	First Republic Bank, 5.50%, Series D	7,351,193
240,860	First Republic Bank, 5.50%, Series G(b)	6,035,952
460,737	First Republic Bank, 5.50%, Series I	11,430,885
245,624	First Republic Bank, 5.70%, Series F(b)	6,280,606
231,069	Hancock Whitney Corp., 5.95%(b)	6,035,522
155,938	Huntington Bancshares, Inc., 5.88%, Series C(b)	4,147,951

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Banks (continued)
823,698	Huntington Bancshares, Inc., 6.25%, Series D	$21,094,906
56,837	ING Groep NV, 6.13% (Netherlands)	1,457,869
508,903	ING Groep NV, 6.38% (Netherlands)(b)	13,048,273
1,437,052	JPMorgan Chase & Co., 5.45%, Series P	36,113,117
2,512,097	JPMorgan Chase & Co., 5.75%, Series DD	63,782,143
1,851,297	JPMorgan Chase & Co., 6.00%, Series EE(b)	47,930,079
1,838,538	JPMorgan Chase & Co., 6.10%, Series AA	47,673,290
2,696,329	JPMorgan Chase & Co., 6.13%, Series Y	69,861,884
1,933,325	JPMorgan Chase & Co., 6.15%, Series BB	50,247,117
977,288	JPMorgan Chase & Co., 6.30%, Series W	25,194,485
636,557	JPMorgan Chase & Co., 6.70%, Series T	15,913,925
686,789	KeyCorp, 5.65%, Series F	16,421,125
803,849	KeyCorp, 6.13%, Series E(b)	21,342,191
310,748	MB Financial, Inc., 6.00%, Series C(b)	7,821,527
388,607	People’s United Financial, Inc., 5.63%, Series A(b)	9,136,151
2,819,207	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	74,708,985
764,599	Regions Financial Corp., 6.38%, Series A(b)	19,344,355
765,709	Regions Financial Corp., 6.38%, Series B(b)	20,758,371
304,306	Synovus Financial Corp., 6.30%, Series D(b)	7,881,525
280,910	TCF Financial Corp., 5.70%, Series C	6,660,376
381,968	Texas Capital Bancshares, Inc., 6.50%, Series A	9,736,364
707,725	U.S. Bancorp, 5.15%(b)	17,650,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Preferred ETF (PGX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Banks (continued)
1,476,916	U.S. Bancorp, 6.50%, Series F	$40,393,653
990,193	U.S. Bancorp, 5.50%, Series K(b)	25,398,450
460,077	Unum Group, 6.25%(b)	11,538,731
153,987	Valley National Bancorp, 5.50%, Series B(b)	3,846,595
187,571	Valley National Bancorp, 6.25%, Series A	5,036,281
233,047	Webster Financial Corp., 5.25%, Series F(b)	5,474,274
803,702	Wells Fargo & Co., 5.13%, Series O(b)	19,023,626
895,715	Wells Fargo & Co., 5.20%(b)	21,380,717
1,892,894	Wells Fargo & Co., 5.50%, Series X(b)	47,057,345
1,248,556	Wells Fargo & Co., 5.63%, Series Y	31,226,386
1,688,515	Wells Fargo & Co., 5.70%, Series W(b)	42,651,889
2,798,515	Wells Fargo & Co., 5.85%, Series Q(b)	71,278,177
1,125,562	Wells Fargo & Co., 6.00%, Series T(b)	28,814,387
1,538,821	Wells Fargo & Co., 6.00%, Series V(b)	40,040,122
1,260,114	Wells Fargo & Co., 6.63%, Series R	34,653,135
191,919	Wintrust Financial Corp., 6.50%, Series D	5,533,025
218,609	Zions Bancorp NA, 5.75%, Series H(b)	5,633,554
17,038	Zions Bancorp NA, 6.30%, Series G(b)	455,767

		1,678,810,142

	Capital Markets—14.8%
441,971	Apollo Global Management LLC, 6.38%, Series A(b)	10,996,239
481,385	Apollo Global Management LLC, 6.38%, Series B	11,745,794
242,388	Apollo Investment Corp., 6.88%	6,287,545
498,571	Ares Management Corp., 7.00%, Series A	13,162,274
890,061	Bank of New York Mellon Corp. (The), 5.20%(b)	22,029,010
186,259	Brightsphere Investment Group PLC, 5.13%	4,242,980
624,051	Carlyle Group LP (The), 5.88%, Series A	13,816,489
1,084,917	Charles Schwab Corp. (The), 5.95%, Series D	28,663,507
924,803	Charles Schwab Corp. (The), 6.00%, Series C(b)	24,451,791
3,218,836	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	82,917,215
1,655,791	Goldman Sachs Group, Inc. (The), 5.50%, Series J	42,073,649
180,131	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	4,809,498
928,048	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	24,240,614
1,041,496	Goldman Sachs Group, Inc. (The), 6.38%, Series K	27,912,093
240,039	KKR & Co., Inc., 6.50%, Series B(b)	6,265,018
522,588	KKR & Co., Inc., 6.75%, Series A(b)	13,670,902
674,838	Legg Mason, Inc., 5.45%(b)	16,425,557
531,973	Legg Mason, Inc., 6.38%(b)	14,283,475
1,504,629	Morgan Stanley, 5.85%, Series K(b)	38,082,160
1,574,331	Morgan Stanley, 6.38%, Series I	41,704,028
1,075,504	Morgan Stanley, 6.63%, Series G	27,543,657
868,588	Morgan Stanley, 6.88%, Series F	23,564,792
1,163,287	Morgan Stanley, 7.13%, Series E	32,618,568

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Capital Markets (continued)
609,838	Northern Trust Corp., 5.85%, Series C	$15,752,116
389,688	Oaktree Capital Group LLC, 6.55%, Series B	9,675,953
288,621	Oaktree Capital Group LLC, 6.63%, Series A	7,189,549
307,532	Prospect Capital Corp., 6.25%	7,706,752
689,650	State Street Corp., 5.25%, Series C(b)	17,151,596
688,209	State Street Corp., 5.35%, Series G(b)	17,625,033
1,198,833	State Street Corp., 5.90%, Series D(b)	31,169,658
1,193,044	State Street Corp., 6.00%, Series E(b)	30,840,187
350,311	Stifel Financial Corp., 5.20%	8,221,799
241,341	Stifel Financial Corp., 6.25%, Series A(b)	6,134,888
145,000	Stifel Financial Corp., 6.25%, Series B	3,654,000

		686,628,386

	Chemicals—0.1%
67,224	E.I. du Pont de Nemours & Co., 4.50%, Series B	7,001,380

	Commercial Services & Supplies—0.3%
677,501	Pitney Bowes, Inc., 6.70%(b)	16,110,974

	Consumer Finance—3.0%
956,763	Capital One Financial Corp., 5.20%, Series G	23,612,911
1,202,319	Capital One Financial Corp., 6.00%, Series B	30,502,833
763,037	Capital One Financial Corp., 6.00%, Series H(b)	19,785,549
802,487	Capital One Financial Corp., 6.20%, Series F	20,936,886
708,114	Capital One Financial Corp., 6.25%, Series C	18,056,907
728,906	Capital One Financial Corp., 6.70%, Series D	18,893,243
486,092	Navient Corp., 6.00%(b)	10,110,714

		141,899,043

	Diversified Telecommunication Services—4.9%
1,943,291	AT&T, Inc., 5.35%(b)	48,737,738
1,220,708	AT&T, Inc., 5.63%	30,603,150
1,603,426	Qwest Corp., 6.13%(b)	35,580,023
1,554,869	Qwest Corp., 6.50%	35,295,526
561,055	Qwest Corp., 6.63%(b)	13,280,172
809,449	Qwest Corp., 6.75%	19,451,060
691,288	Qwest Corp., 6.88%	17,378,980
273,137	Qwest Corp., 7.00%(b)	6,940,411
774,175	Verizon Communications, Inc., 5.90%	19,447,276

		226,714,336

	Electric Utilities—7.6%
361,544	Alabama Power Co., 5.00%, Series A(b)	8,987,984
805,023	Duke Energy Corp., 5.13%	19,618,410
760,477	Duke Energy Corp., 5.63%	19,354,140
442,036	Entergy Arkansas LLC, 4.88%(b)	10,989,015
49,275	Entergy Arkansas LLC, 4.90%(b)	1,218,078
402,534	Entergy Louisiana LLC, 4.88%(b)	10,015,046
402,418	Entergy Louisiana LLC, 5.25%(b)	10,454,820
406,729	Entergy Mississippi LLC, 4.90%(b)	10,164,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Preferred ETF (PGX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Electric Utilities (continued)
413,664	Entergy New Orleans LLC, 5.50%(b)	$11,106,878
642,146	Entergy Texas, Inc., 5.63%(b)	16,869,175
419,576	Georgia Power Co., 5.00%, Series 2017	10,522,966
296,590	Interstate Power & Light Co., 5.10%, Series D(b)	7,566,011
884,364	NextEra Energy Capital Holdings, Inc., 5.00%(b)	20,384,590
867,756	NextEra Energy Capital Holdings, Inc., 5.13%, Series I(b)	20,479,042
701,768	NextEra Energy Capital Holdings, Inc., 5.25%, Series K(b)	17,726,660
675,304	PPL Capital Funding, Inc., 5.90%, Series B(b)	16,747,539
269,054	SCE Trust II, 5.10%(b)	5,873,449
278,979	SCE Trust III, 5.75%, Series H(b)	6,723,394
483,616	SCE Trust IV, 5.38%, Series J	11,002,264
483,897	SCE Trust V, 5.45%, Series K(b)	11,265,122
920,314	SCE Trust VI, 5.00%(b)	19,326,594
1,206,251	Southern Co. (The), 5.25%	29,987,400
735,199	Southern Co. (The), 5.25%	18,144,711
1,490,162	Southern Co. (The), 6.25%	38,982,638

		353,510,084

	Equity REITs—10.5%
225,169	American Homes 4 Rent, 5.88%, Series F(b)	5,527,899
170,554	American Homes 4 Rent, 5.88%, Series G(b)	4,236,561
121,578	American Homes 4 Rent, 6.25%, Series H(b)	3,040,666
203,750	Apartment Investment & Management Co., 6.88%, Series A	5,323,988
176,839	Boston Properties, Inc., 5.25%, Series B(b)	4,385,607
85,145	CBL & Associates Properties, Inc., 6.63%, Series E(b)	1,043,878
631,551	CBL & Associates Properties, Inc., 7.38%, Series D(b)	8,248,056
376,464	Digital Realty Trust, Inc., 5.25%, Series J(b)	8,835,610
481,870	Digital Realty Trust, Inc., 5.88%, Series G	12,605,719
363,870	Digital Realty Trust, Inc., 6.35%, Series I(b)	9,456,981
245,605	Digital Realty Trust, Inc., 6.63%, Series C(b)	6,547,829
420,287	Digital Realty Trust, Inc., 7.38%, Series H	10,675,290
239,061	EPR Properties, 5.75%, Series G(b)	5,438,638
231,756	Federal Realty Investment Trust, 5.00%, Series C(b)	5,355,881
500,684	Kimco Realty Corp., 5.13%, Series L	11,325,472
402,797	Kimco Realty Corp., 5.25%, Series M	9,075,016
320,690	Kimco Realty Corp., 5.50%, Series J	7,735,043
352,890	Kimco Realty Corp., 6.00%, Series I	8,928,117
522,202	National Retail Properties, Inc., 5.20%, Series F(b)	11,853,985
456,270	National Retail Properties, Inc., 5.70%, Series E(b)	11,201,429
512,453	Office Properties Income Trust, 5.88%	12,396,238
414,063	PS Business Parks, Inc., 5.20%, Series W	9,502,746

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Equity REITs (continued)
366,848	PS Business Parks, Inc., 5.20%, Series Y(b)	$8,400,819
510,388	PS Business Parks, Inc., 5.25%, Series X(b)	12,223,793
245,539	PS Business Parks, Inc., 5.70%, Series V(b)	6,315,263
907,328	Public Storage, 4.90%, Series E(b)	20,850,398
750,156	Public Storage, 4.95%, Series D(b)	17,553,650
692,766	Public Storage, 5.05%, Series G(b)	16,764,937
457,068	Public Storage, 5.13%, Series C(b)	10,855,365
422,285	Public Storage, 5.15%, Series F(b)	10,113,726
686,532	Public Storage, 5.20%, Series W	16,463,037
965,393	Public Storage, 5.40%, Series B	24,308,596
290,000	Public Storage, 5.60%, Series H	7,250,000
294,759	Public Storage, 5.88%, Series A(b)	7,587,097
491,572	Public Storage, 6.00%, Series Z(b)	12,598,990
243,125	Public Storage, 6.38%, Series Y(b)	6,158,356
50,546	QTS Realty Trust, Inc., 7.13%, Series A(b)	1,288,923
554,893	Senior Housing Properties Trust, 5.63%(b)	12,601,620
401,995	Senior Housing Properties Trust, 6.25%	10,484,030
281,201	Site Centers Corp., 6.25%, Series K(b)	7,100,325
192,829	Site Centers Corp., 6.38%, Series A	4,768,661
319,470	Site Centers Corp., 6.50%, Series J(b)	8,188,016
364,565	SL Green Realty Corp., 6.50%, Series I	9,453,171
267,314	Spirit Realty Capital, Inc., 6.00%, Series A(b)	6,153,568
1,667,068	VEREIT, Inc., 6.70%, Series F	41,476,652
485,944	Vornado Realty Trust, 5.25%, Series M(b)	10,977,475
320,127	Vornado Realty Trust, 5.40%, Series L(b)	7,708,658
516,220	Vornado Realty Trust, 5.70%, Series K	12,905,500
156,271	Washington Prime Group, Inc., 6.88%, Series I(b)	3,009,780

		486,301,055

	Insurance—13.0%
1,981,298	Aegon NV, 6.38% (Netherlands)	50,760,855
747,736	Allstate Corp. (The), 5.10%	18,865,379
466,900	Allstate Corp. (The), 5.63%, Series A	12,148,738
925,299	Allstate Corp. (The), 5.63%, Series G	23,021,439
380,487	Allstate Corp. (The), 6.25%, Series F	10,006,808
1,184,116	Allstate Corp. (The), 6.63%, Series E(b)	29,946,294
171,375	American Financial Group, Inc., 6.00%(b)	4,448,895
443,405	American Financial Group, Inc., 6.25%(b)	11,457,585
723,634	Arch Capital Group Ltd., 5.25%, Series E	16,491,619
482,025	Arch Capital Group Ltd., 5.45%, Series F	11,158,879
193,490	Argo Group US, Inc., 6.50%(b)	4,891,427
439,277	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	10,296,653
362,006	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(b)	8,948,788
508,324	Assured Guaranty Municipal Holdings, Inc., 6.25%(b)	12,926,679
298,863	Axis Capital Holdings Ltd., 5.50%, Series D(b)	7,008,337
884,465	Axis Capital Holdings Ltd., 5.50%, Series E	21,006,044
579,643	Brighthouse Financial, Inc., 6.25%(b)	14,421,518
617,007	Enstar Group Ltd., 7.00%, Series D (Bermuda)(b)	15,159,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Preferred ETF (PGX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Insurance (continued)
136,165	Enstar Group Ltd., 7.00%, Series E (Bermuda)	$3,383,700
273,955	Hanover Insurance Group, Inc. (The), 6.35%(b)	7,068,039
453,736	Hartford Financial Services Group, Inc. (The), 6.00%, Series G	11,751,762
945,318	Hartford Financial Services Group, Inc. (The), 7.88%(b)	26,705,234
231,421	Kemper Corp., 7.38%	5,822,552
1,265,158	MetLife, Inc., 5.63%, Series E	31,856,678
600,996	PartnerRe Ltd., 5.88%, Series I (Bermuda)(b)	15,343,428
484,701	PartnerRe Ltd., 7.25%, Series H (Bermuda)(b)	12,830,035
863,791	Prudential Financial, Inc., 5.63%	21,784,809
1,163,706	Prudential Financial, Inc., 5.70%(b)	28,929,731
833,803	Prudential Financial, Inc., 5.75%	20,778,371
813,294	Prudential PLC, 6.50% (United Kingdom)(b)	22,145,996
580,771	Reinsurance Group of America, Inc., 5.75%(b)	15,529,817
637,037	Reinsurance Group of America, Inc., 6.20%(b)	16,836,888
626,719	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)(b)	14,445,873
337,225	RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)	8,262,013
285,418	Selective Insurance Group, Inc., 5.88%(b)	7,183,971
522,298	Torchmark Corp., 6.13%(b)	13,840,897
562,778	W.R. Berkley Corp., 5.63%(b)	14,435,256
514,767	W.R. Berkley Corp., 5.75%	12,833,141
122,221	W.R. Berkley Corp., 5.90%	3,142,302
239,478	WR Berkley Corp., 5.70%(b)	5,974,976

		603,851,268

	Internet Software & Services—0.7%
1,205,804	eBay, Inc., 6.00%(b)	32,472,302

	Leisure Products—0.3%
231,000	Brunswick Corp., 6.38%	5,861,625
245,590	Brunswick Corp., 6.50%	6,387,796
78,664	Brunswick Corp., 6.63%	2,051,557

		14,300,978

	Machinery—0.6%
1,162,648	Stanley Black & Decker, Inc., 5.75%(b)	29,147,585

	Mortgage REITs—0.3%
556,558	Wells Fargo Real Estate Investment Corp., 6.38%, Series A(b)	14,464,942

	Multi-Utilities—3.6%
425,082	Algonquin Power & Utilities Corp., 6.88% (Canada)	11,213,663
322,019	CMS Energy Corp., 5.63%(b)	8,031,154
376,648	CMS Energy Corp., 5.88%	9,943,507
973,000	CMS Energy Corp., 5.88%	24,519,600
1,276,018	Dominion Energy, Inc., 5.25%, Series A(b)	31,836,649
590,968	DTE Energy Co., 5.25%, Series E(b)	14,851,026

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)

	Multi-Utilities (continued)
481,458	DTE Energy Co., 5.38%, Series B	$12,344,583
775,096	DTE Energy Co., 6.00%, Series F(b)	20,757,071
674,421	Integrys Holding, Inc., 6.00%	17,052,735
721,712	NiSource, Inc., 6.50%, Series B	19,089,283

		169,639,271

	Oil, Gas & Consumable Fuels—2.1%
179,024	Dcp Midstream LP, 7.95%, Series C	4,438,005
239,015	DCP Midstream LP, 7.88%, Series B	5,791,333
914,354	Enbridge, Inc., 6.38%, Series B (Canada)	23,626,907
723,699	Energy Transfer Operating LP, 7.38%, Series C	17,564,175
600,612	Energy Transfer Operating LP, 7.63%, Series D	14,714,994
402,576	NuStar Energy LP, 7.63%, Series B(b)	8,639,281
362,908	NuStar Energy LP, 8.50%, Series A	8,640,840
294,784	NuStar Energy LP, 9.00%, Series C(b)	7,236,947
191,657	Targa Resources Partners LP, 9.00%, Series A	5,178,572

		95,831,054

	Specialty Retail—0.2%
308,477	QVC, Inc., 6.38%	7,443,550

	Thrifts & Mortgage Finance—0.4%
803,509	New York Community Bancorp, Inc., 6.38%, Series A(b)	20,184,146

	Trading Companies & Distributors—0.2%
154,000	Air Lease Corp., 6.15%, Series A	3,900,820
241,359	GATX Corp., 5.63%(b)	6,137,759

		10,038,579

	Wireless Telecommunication Services—1.5%
442,177	Telephone & Data Systems, Inc., 5.88%(b)	9,665,989
816,059	Telephone & Data Systems, Inc., 6.63%(b)	20,866,629
546,844	United States Cellular Corp., 6.95%(b)	13,742,190
442,111	United States Cellular Corp., 7.25%(b)	11,782,258
482,477	United States Cellular Corp., 7.25%	12,534,752

		68,591,818

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,762,993,469)—100.2%	4,662,940,893

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
41,660,370	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $41,660,370)	41,660,370

	Total Investments in Securities (Cost $4,804,653,839)—101.1%	4,704,601,263

	Other assets less liabilities—(1.1)%	(51,659,510)

	Net Assets—100.0%	$4,652,941,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Preferred ETF (PGX) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Taxable Municipal Bond ETF (BAB)

February 28, 2019

(Unaudited)

Portfolio Composition
State, Territory and Security Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
California	23.2
Illinois	9.1
Missouri	3.0
New Jersey	3.3
New York	16.5
Ohio	3.8
Texas	8.4
Washington	3.5
Other States, Territories and Security Types Less Than 3% Each	26.7
Money Market Fund Plus Other Assets Less Liabilities	2.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—96.7%
	Ad Valorem Property Tax—18.0%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,098,670
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,512,405
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	16,082,540
8,505,000	California State Ser. 09	7.350	11/01/2039	12,028,792
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,050,329
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,053,740
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	1,916,420
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,168,440
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	6,075,626
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,823,925
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,175,304
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	4,802,592
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,217,020
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,602,240
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	731,444
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,490,230
200,000	Delaware State Ser. 09D	5.200	10/01/2026	202,550
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	597,375
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,030,260
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	630,912
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,032,950
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,176,110
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,106,580
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,010,660
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	205,486
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	328,669
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,113,340
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,029,600
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,010,320
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	590,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Taxable Municipal Bond ETF (BAB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450%	11/15/2027	$231,560
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,611,664
7,765,000	Massachusetts State Ser. 10	4.910	05/01/2029	8,657,664
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,354,755
3,000,000	Mississippi State Ser. 09D	5.539	10/01/2029	3,458,820
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,024,370
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	4,079,760
4,835,000	New Britain Connecticut Ref. Ser. 18 BAM	4.350	03/01/2039	4,892,730
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,040,850
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,813,470
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,024,270
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,139,920
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	2,821,869
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,066,882
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	10,344,956
5,000,000	New York City New York Ser. 10	5.846	06/01/2040	6,130,700
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,486,825
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	963,427
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,031,790
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,031,080
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,495,400
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,175,830
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,050,790
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,083,220
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,013,550
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,101,500
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,855,125
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,761,488
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,056,720
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/2035	1,034,460
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	203,550
725,000	Utah State Ser. 09D	4.554	07/01/2024	760,989
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	699,084

				162,393,857

	College & University Revenue—9.9%
1,000,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	1,315,130
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,164,591
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,185,780
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,050,520
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,533,360
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,850,050
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,451,694
2,500,000	Missouri State Health & Educational Facilities Auth. (Saint Louis University) Rev. Ser. 19B	4.200	10/01/2049	2,491,475
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,093,930
425,000	New Mexico State University Regents Improvement Rev. Ser. 10B(a)	6.124	04/01/2020	439,777
575,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	594,648
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (New York University) Rev. Ser. 18B	4.850	07/01/2048	5,258,250
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,049,030
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,140,250
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	521,815
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,172,660
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,007,274
2,000,000	Texas State A&M University Fund Ref. Ser. 17B	3.660	07/01/2047	1,935,540
2,500,000	Texas State A&M University Rev. Ser. 19A	4.197	05/15/2048	2,497,625
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,433,580
8,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	10,822,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Taxable Municipal Bond ETF (BAB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College & University Revenue (continued)
$5,770,000	University of Delaware Ser. 18	4.071%	11/01/2050	$5,879,226
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,140,460
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,231,150
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,616,340
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	292,115
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	511,120
10,000,000	University of Texas Permanent Fund (Permanent University Fund Boards) Ser. 17A	3.376	07/01/2047	9,289,000
500,000	University of Texas Ser. 09B	6.276	08/15/2041	506,605
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	10,877,100
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,726,893
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	255,183

				89,334,371

	Electric Power Revenue—13.0%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	12,192,102
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,642,868
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	10,027,303
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	4,901,463
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	923,183
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	841,201
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	8,167,965
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,190,960
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	2,910,150
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,340,645
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	597,325
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,318,640
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,628,865
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,525,100
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,245,440
9,906,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	11,060,544
6,678,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	7,570,248
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,310,850
240,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	289,118
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	11,989,169
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,459,060
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	3,051,901
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	6,553,971

				116,738,071

	Fuel Sales Tax Revenue—3.9%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	701,142
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,429,730
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,580,020
1,000,000	Oregon State Department of Transportation Highway User (Sub. Lien) Rev. Ser.10A	5.834	11/15/2034	1,240,640
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,191,460
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,400,789
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,267,900
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,446,102
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,158,050

				35,415,833

	General Fund—10.3%
5,000,000	California State Ref. Ser. 09	7.300	10/01/2039	7,022,800
5,400,000	California State Ref. Ser. 18	4.600	04/01/2038	5,613,786
5,090,000	California State Ser. 09	7.500	04/01/2034	7,180,819
12,850,000	California State Ser. 10	7.950	03/01/2036	13,471,426
11,770,000	California State Ser. 10	7.600	11/01/2040	17,630,636
7,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	11,572,278
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	9,961,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Taxable Municipal Bond ETF (BAB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	General Fund (continued)
$14,795,000	Illinois State Ser. 10-1	5.563%	02/01/2021	$15,327,472
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,550,600
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,404,840

				92,736,259

	Government Fund/Grant Revenue—0.9%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	8,342,256

	Health, Hospital, Nursing Home Revenue—1.5%
2,000,000	California Statewide Communities Development Auth. (Marin General Hospital Project) Rev. Ser. 18B	4.821	08/01/2045	2,044,780
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,226,020
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10(a)	7.900	06/15/2020	2,125,580
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	2,967,625
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,022,160
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,007,670
1,000,000	Ohio State Hospital Facilities (Cleveland Clinic Health System) Rev. Ref. Ser. 17B	3.700	01/01/2043	957,840
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,539,675
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	591,620

				13,482,970

	Highway Tolls Revenue—2.1%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,393,601
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,250,502
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,405,920
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	255,293
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	310,520
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,659,620
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,826,073
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,266,552

				19,368,081

	Hotel Occupancy Tax—0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,567,574

	Income Tax Revenue—3.2%
4,500,000	District of Columbia Income Tax Secured Rev. Ser. 10	4.909	12/01/2023	4,885,785
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/2040	4,897,033
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	6,774,469
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	222,610
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,153,769
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,095,992
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,496,656
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,391,120
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	2,963,010

				28,880,444

	Lease Revenue—3.7%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	313,860
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,044,480
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,105,240
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,077,720
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,030,660
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,226,300
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,383,296
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	511,700
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,082,200
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,014,560
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,353,660
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,047,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Taxable Municipal Bond ETF (BAB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Lease Revenue (continued)
$500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580%	12/01/2029	$513,145
4,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	3,542,640
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	4,209,330
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	588,480
2,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. Ref. Ser. 18A	4.232	10/15/2038	2,031,420
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,883,590
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,027,450
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,345,760

				33,333,001

	Local or GTD Housing—0.1%
1,000,000	Phoenix Arizona Industrial Development Auth. Student Housing (Downtown Phoenix Student Housing LLC-Arizona State University Project) Rev. Ref. Ser. 18A	5.000	07/01/2042	1,087,760

	Miscellaneous Revenue—4.4%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	510,990
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	568,300
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,257,060
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,141,530
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,047,925
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	524,700
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,054,960
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,200,760
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,155,320
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,094,980
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,052,900
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,075,040
9,680,000	Texas State Ser. 09	5.517	04/01/2039	11,973,192
2,000,000	Tulare County California Pension Obligation Bonds Ser. 18	4.445	06/01/2037	1,987,460

				39,645,117

	Miscellaneous Taxes—0.6%
2,015,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 09	7.336	11/15/2039	2,872,624
2,000,000	Oregon State (Taxable-Pension) Ser. 03	5.892	06/01/2027	2,332,640

				5,205,264

	Nuclear Revenue—0.3%
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388	12/01/2023	2,390,325

	Port, Airport & Marina Revenue—7.3%
10,000,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ser. 18C	4.472	01/01/2049	10,304,300
9,580,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ser. 18C	4.572	01/01/2054	9,994,718
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,285,349
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,447,227
1,250,000	Hawaii State Airports System Customer Facilities Charge Rev. Ser. 17A	3.894	07/01/2037	1,244,563
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	258,405
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,949,080
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,673,798
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,438,900
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	1,946,200
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	973,850
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,939,620
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,886,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Taxable Municipal Bond ETF (BAB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue (continued)
$2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573%	07/01/2029	$1,924,720
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	966,180
8,000,000	Port Auth. of New York & New Jersey (Consolidated 174th) Ser. 12	4.458	10/01/2062	8,474,480
500,000	Port of Seattle Washington Rev. (Intermediate Lien) Ref. Ser. 17B	3.755	05/01/2036	492,200
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	6,215,100

				65,415,260

	Sales Tax Revenue—2.0%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,272,282
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	1,010,220
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,473,660
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	550,319
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,810,100
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,103,850
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,204,949
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,255,845
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	4,065,240

				17,746,465

	Sewer Revenue—1.2%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,370,290
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,185,612
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,254,286
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,336,579
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,417,455
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	518,550
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC(a)	6.300	10/01/2019	203,948
1,100,000	Riverside California Sewer Rev. Ser. 09(a)	7.000	08/01/2019	1,119,679
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	208,394

				10,614,793

	Tax Increment Revenue—0.5%
2,000,000	San Jose California Redevelopment Agency Successor Tax Allocation (Senior) Ref. Ser. 17A-T	3.076	08/01/2025	1,985,360
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	7.930	08/01/2020	1,070,400
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	8.180	08/01/2020	1,073,690

				4,129,450

	Transit Revenue—4.6%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,089,675
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	399,886
1,800,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	2,326,266
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	9,416,590
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	4,869,324
6,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	8,582,528
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	9,194,699
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,169,578
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,163,137

				41,211,683

	Water Revenue—8.8%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,565,280
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	210,310
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,853,020
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,372,360
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,514,625
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,734,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Taxable Municipal Bond ETF (BAB) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603%	07/01/2050	$2,465,072
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	558,915
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,763,838
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,245,184
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,051,090
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	7,741,008
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,024,158
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	5,687,927
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,331,739
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,042,010
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,196,520
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	645,080
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	717,615
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	652,365
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,758,072
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,545,190
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	3,068,330
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,484,298
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,039,570
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,105,260
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,367,460
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,049,144
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,567,140
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,163,380
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,447,291
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,312,438
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	620,095

				78,900,604

	Total Municipal Bonds (Cost $835,337,320)			869,939,438

	Corporate Bonds—0.8%
	Commercial Services—0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	1,845,985

	Healthcare-Services—0.6%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	2,858,485
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	1,983,597
1,290,000	Montefiore Medical Center	2.895	04/20/2032	1,249,738

				6,091,820

	Total Corporate Bonds (Cost $8,289,900)			7,937,805

Number of Shares
	Money Market Fund—1.1%
9,492,198	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $9,492,198)			9,492,198

	Total Investments in Securities (Cost $853,119,418)(c)—98.6%			887,369,441

	Other assets less liabilities—1.4%			12,254,076

	Net Assets—100.0%			$899,623,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Taxable Municipal Bond ETF (BAB) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

BAM—Build America Mutual

COP—Certificate of Participation

GTD—Grant To Date

PSF-GTD—Permanent School Fund Guaranteed

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Treasury Collateral ETF (CLTL)

February 28, 2019

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
U.S. Treasury Bills	52.3
U.S. Treasury Notes	47.3
U.S. Treasury Bonds	0.2
Other Assets Less Liabilities	0.2

Schedule of Investments

Principal Amount		Value

	Short-Term Investments—99.8%
	U.S. Treasury Securities—99.8%
	U.S. Treasury Bills—52.3%(a)
$20,000,000	2.380%, 04/02/2019	$19,957,184
300,000	2.356%, 04/04/2019	299,334
420,000	2.360%, 04/04/2019	419,068
16,000	2.363%, 04/04/2019	15,965
48,000	2.367%, 04/04/2019	47,894
16,000	2.373%, 04/04/2019	15,965
144,000	2.375%, 04/04/2019	143,681
176,000	2.377%, 04/04/2019	175,609
176,000	2.380%, 04/04/2019	175,610
6,384,000	2.381%, 04/04/2019	6,369,835
48,000	2.382%, 04/04/2019	47,894
144,000	2.383%, 04/04/2019	143,681
16,000	2.389%, 04/04/2019	15,965
256,000	2.395%, 04/04/2019	255,432
112,000	2.398%, 04/04/2019	111,751
7,300,000	2.422%, 04/04/2019	7,283,803
11,000,000	2.386%, 04/09/2019	10,971,549
16,000	2.379%, 04/11/2019	15,956
160,000	2.380%, 04/11/2019	159,562
16,000	2.383%, 04/11/2019	15,956
48,000	2.387%, 04/11/2019	47,869
160,000	2.388%, 04/11/2019	159,562
6,664,000	2.389%, 04/11/2019	6,645,747
224,000	2.390%, 04/11/2019	223,387
176,000	2.397%, 04/11/2019	175,518
208,000	2.398%, 04/11/2019	207,431
144,000	2.400%, 04/11/2019	143,606
16,000	2.403%, 04/11/2019	15,956
256,000	2.420%, 04/11/2019	255,299
112,000	2.426%, 04/11/2019	111,693
10,000,000	2.379%, 04/16/2019	9,969,429
15,000	2.370%, 04/18/2019	14,952
210,000	2.382%, 04/18/2019	209,334
15,000	2.386%, 04/18/2019	14,952
6,185,000	2.393%, 04/18/2019	6,165,373
150,000	2.395%, 04/18/2019	149,524
330,000	2.399%, 04/18/2019	328,953
165,000	2.402%, 04/18/2019	164,476
15,000	2.408%, 04/18/2019	14,952

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Bills (continued)
$135,000	2.409%, 04/18/2019	$134,572
15,000	2.412%, 04/18/2019	14,952
45,000	2.420%, 04/18/2019	44,857
240,000	2.428%, 04/18/2019	239,238
105,000	2.438%, 04/18/2019	104,667
10,000,000	2.389%, 04/23/2019	9,964,888
3,996,000	2.168%, 04/25/2019	3,981,440
10,000	2.193%, 04/25/2019	9,964
10,000	2.250%, 04/25/2019	9,964
20,000	2.275%, 04/25/2019	19,927
576,000	2.370%, 04/25/2019	573,902
24,000	2.386%, 04/25/2019	23,913
10,000	2.388%, 04/25/2019	9,964
24,000	2.390%, 04/25/2019	23,913
264,000	2.396%, 04/25/2019	263,038
240,000	2.399%, 04/25/2019	239,126
288,000	2.401%, 04/25/2019	286,951
6,216,000	2.403%, 04/25/2019	6,193,351
24,000	2.413%, 04/25/2019	23,913
24,000	2.415%, 04/25/2019	23,913
72,000	2.425%, 04/25/2019	71,738
384,000	2.436%, 04/25/2019	382,601
168,000	2.449%, 04/25/2019	167,388
150,000	2.382%, 05/02/2019	149,383
60,000	2.383%, 05/02/2019	59,753
150,000	2.388%, 05/02/2019	149,383
15,000	2.392%, 05/02/2019	14,938
150,000	2.407%, 05/02/2019	149,383
15,000	2.408%, 05/02/2019	14,938
165,000	2.410%, 05/02/2019	164,322
15,000	2.412%, 05/02/2019	14,938
180,000	2.422%, 05/02/2019	179,260
135,000	2.425%, 05/02/2019	134,445
6,185,000	2.427%, 05/02/2019	6,159,568
45,000	2.430%, 05/02/2019	44,815
15,000	2.431%, 05/02/2019	14,938
240,000	2.447%, 05/02/2019	239,013
105,000	2.458%, 05/02/2019	104,568
196,000	2.395%, 05/09/2019	195,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Treasury Collateral ETF (CLTL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Bills (continued)
$14,000	2.398%, 05/09/2019	$13,936
140,000	2.410%, 05/09/2019	139,358
14,000	2.425%, 05/09/2019	13,936
42,000	2.435%, 05/09/2019	41,807
6,704,000	2.448%, 05/09/2019	6,673,239
224,000	2.458%, 05/09/2019	222,972
196,000	2.402%, 05/16/2019	195,013
140,000	2.405%, 05/16/2019	139,295
28,000	2.418%, 05/16/2019	27,860
42,000	2.434%, 05/16/2019	41,789
6,704,000	2.448%, 05/16/2019	6,670,245
224,000	2.453%, 05/16/2019	222,872
3,538,000	2.155%, 05/23/2019	3,518,505
9,000	2.215%, 05/23/2019	8,950
9,000	2.277%, 05/23/2019	8,950
18,000	2.300%, 05/23/2019	17,901
220,000	2.397%, 05/23/2019	218,788
22,000	2.410%, 05/23/2019	21,879
88,000	2.412%, 05/23/2019	87,515
220,000	2.413%, 05/23/2019	218,788
22,000	2.427%, 05/23/2019	21,879
9,000	2.430%, 05/23/2019	8,950
156,000	2.443%, 05/23/2019	155,140
9,000	2.448%, 05/23/2019	8,950
6,500,000	2.458%, 05/23/2019	6,464,183
108,000	2.460%, 05/23/2019	107,404
108,000	2.463%, 05/23/2019	107,405
433,000	2.470%, 05/23/2019	430,614
154,000	2.475%, 05/23/2019	153,151
182,000	2.395%, 05/30/2019	180,911
13,000	2.408%, 05/30/2019	12,922
130,000	2.414%, 05/30/2019	129,222
13,000	2.433%, 05/30/2019	12,922
39,000	2.440%, 05/30/2019	38,767
208,000	2.461%, 05/30/2019	206,756
6,218,000	2.463%, 05/30/2019	6,180,809
336,000	2.410%, 06/06/2019	333,831
6,720,000	2.426%, 06/06/2019	6,676,620
56,000	2.397%, 06/13/2019	55,613
140,000	2.398%, 06/13/2019	139,032
140,000	2.407%, 06/13/2019	139,032
6,720,000	2.438%, 06/13/2019	6,673,554
4,010,000	2.244%, 06/20/2019	3,980,434
10,000	2.307%, 06/20/2019	9,926
20,000	2.322%, 06/20/2019	19,853
336,000	2.400%, 06/20/2019	333,522
240,000	2.415%, 06/20/2019	238,230
110,000	2.428%, 06/20/2019	109,189
7,000,000	2.432%, 06/20/2019	6,948,389
10,000	2.441%, 06/20/2019	9,926
10,000	2.442%, 06/20/2019	9,926
110,000	2.445%, 06/20/2019	109,189
120,000	2.450%, 06/20/2019	119,115
160,000	2.453%, 06/20/2019	158,820
90,000	2.454%, 06/20/2019	89,336
10,000	2.464%, 06/20/2019	9,926

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Bills (continued)
$10,000	2.465%, 06/20/2019	$9,926
70,000	2.472%, 06/20/2019	69,484
30,000	2.473%, 06/20/2019	29,779
196,000	2.400%, 06/27/2019	194,461
140,000	2.401%, 06/27/2019	138,901
6,720,000	2.431%, 06/27/2019	6,667,246
140,000	2.426%, 07/05/2019	138,825
196,000	2.441%, 07/05/2019	194,355
6,720,000	2.497%, 07/05/2019	6,663,611
10,000,000	2.403%, 07/11/2019	9,912,177
10,000	2.330%, 07/18/2019	9,907
140,000	2.336%, 07/18/2019	138,698
4,082,000	2.345%, 07/18/2019	4,044,055
20,000	2.360%, 07/18/2019	19,814
5,000,000	2.390%, 07/18/2019	4,953,522
100,000	2.445%, 07/18/2019	99,070
10,000	2.455%, 07/18/2019	9,907
10,000	2.471%, 07/18/2019	9,907
140,000	2.490%, 07/18/2019	138,698
10,000	2.494%, 07/18/2019	9,907
110,000	2.497%, 07/18/2019	108,977
100,000	2.500%, 07/18/2019	99,070
90,000	2.502%, 07/18/2019	89,163
30,000	2.503%, 07/18/2019	29,721
160,000	2.513%, 07/18/2019	158,513
70,000	2.525%, 07/18/2019	69,349
24,336,000	2.395%, 07/25/2019	24,098,883
9,772,000	2.410%, 08/01/2019	9,671,910
3,809,000	2.373%, 08/15/2019	3,766,151
40,000	2.432%, 08/15/2019	39,550
100,000	2.433%, 08/15/2019	98,875
100,000	2.453%, 08/15/2019	98,875
9,000	2.503%, 08/15/2019	8,899
500,000	2.507%, 08/15/2019	494,375
90,000	2.512%, 08/15/2019	88,988
27,000	2.521%, 08/15/2019	26,696
9,000	2.530%, 08/15/2019	8,899
9,000	2.532%, 08/15/2019	8,899
144,000	2.533%, 08/15/2019	142,380
108,000	2.534%, 08/15/2019	106,785
27,000	2.537%, 08/15/2019	26,696
81,000	2.538%, 08/15/2019	80,089
81,000	2.544%, 08/15/2019	80,089
9,000	2.550%, 08/15/2019	8,899
63,000	2.553%, 08/15/2019	62,291
10,000,000	2.428%, 08/22/2019	9,882,550
10,000,000	2.442%, 08/29/2019	9,877,448
140,000	2.430%, 09/12/2019	138,153
100,000	2.440%, 09/12/2019	98,681
10,000	2.480%, 09/12/2019	9,868
4,090,000	2.484%, 09/12/2019	4,036,055
10,000	2.503%, 09/12/2019	9,868
100,000	2.517%, 09/12/2019	98,681
30,000	2.518%, 09/12/2019	29,604
10,000	2.525%, 09/12/2019	9,868
10,000	2.532%, 09/12/2019	9,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Treasury Collateral ETF (CLTL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Bills (continued)
$10,000	2.533%, 09/12/2019	$9,868
110,000	2.535%, 09/12/2019	108,549
120,000	2.540%, 09/12/2019	118,417
90,000	2.545%, 09/12/2019	88,813
160,000	2.553%, 09/12/2019	157,890
70,000	2.560%, 09/12/2019	69,077
140,000	2.424%, 10/10/2019	137,879
100,000	2.430%, 10/10/2019	98,485
10,000	2.505%, 10/10/2019	9,849
10,000	2.533%, 10/10/2019	9,849
30,000	2.536%, 10/10/2019	29,546
100,000	2.548%, 10/10/2019	98,485
160,000	2.555%, 10/10/2019	157,577
4,090,000	2.570%, 10/10/2019	4,028,055
110,000	2.576%, 10/10/2019	108,334
10,000	2.578%, 10/10/2019	9,849
70,000	2.582%, 10/10/2019	68,940
120,000	2.585%, 10/10/2019	118,183
90,000	2.598%, 10/10/2019	88,637
10,000	2.610%, 10/10/2019	9,849
126,000	2.469%, 11/07/2019	123,857
90,000	2.486%, 11/07/2019	88,469
9,000	2.520%, 11/07/2019	8,847
9,000	2.546%, 11/07/2019	8,847
27,000	2.547%, 11/07/2019	26,541
144,000	2.593%, 11/07/2019	141,550
4,474,000	2.598%, 11/07/2019	4,397,887
140,000	2.470%, 12/05/2019	137,349
100,000	2.498%, 12/05/2019	98,106
4,900,000	2.520%, 12/05/2019	4,807,218
4,892,000	2.461%, 01/02/2020	4,789,833
9,772,000	2.470%, 01/30/2020	9,549,348

	(Cost $287,945,306)	287,973,578

	U.S. Treasury Notes—47.3%
4,720,000	0.875%, 04/15/2019	4,710,907
7,120,000	1.250%, 04/30/2019	7,105,538
6,160,000	1.625%, 04/30/2019	6,151,578
4,668,000	0.875%, 05/15/2019	4,652,784
6,157,000	3.125%, 05/15/2019	6,165,282
2,372,000	1.125%, 05/31/2019	2,364,078
4,720,000	1.250%, 05/31/2019	4,705,619
6,888,000	1.500%, 05/31/2019	6,871,318
4,711,000	0.875%, 06/15/2019	4,690,665
2,395,000	1.000%, 06/30/2019	2,383,306
5,290,000	1.250%, 06/30/2019	5,268,096
6,827,000	1.625%, 06/30/2019	6,807,266
4,711,000	0.750%, 07/15/2019	4,681,372
2,974,000	0.875%, 07/31/2019	2,954,483
5,190,000	1.375%, 07/31/2019	5,165,875
6,727,000	1.625%, 07/31/2019	6,703,088
4,602,000	0.750%, 08/15/2019	4,564,968
5,280,000	3.625%, 08/15/2019	5,306,916
2,790,000	1.000%, 08/31/2019	2,768,748
9,594,000	1.250%, 08/31/2019	9,532,913
6,714,000	1.625%, 08/31/2019	6,683,577
4,684,000	0.875%, 09/15/2019	4,643,017

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Notes (continued)
$3,732,000	1.000%, 09/30/2019	$3,699,126
5,060,000	1.375%, 09/30/2019	5,026,497
6,816,000	1.750%, 09/30/2019	6,784,716
4,675,000	1.000%, 10/15/2019	4,631,172
2,950,000	1.250%, 10/31/2019	2,924,994
11,650,000	1.500%, 10/31/2019	11,571,044
4,479,000	1.000%, 11/15/2019	4,431,061
6,903,000	3.375%, 11/15/2019	6,942,099
4,248,000	1.000%, 11/30/2019	4,199,546
6,703,000	1.500%, 11/30/2019	6,651,811
4,879,000	1.750%, 11/30/2019	4,850,317
4,636,000	1.375%, 12/15/2019	4,594,348
4,332,000	1.125%, 12/31/2019	4,281,827
7,056,000	1.625%, 12/31/2019	7,003,080
5,140,000	1.875%, 12/31/2019	5,112,192
4,892,000	1.375%, 01/15/2020	4,843,271
9,772,000	1.250%, 01/31/2020	9,657,866
9,772,000	1.375%, 01/31/2020	9,669,890
9,772,000	2.000%, 01/31/2020	9,725,240
12,000,000	3.625%, 02/15/2020	12,118,828
7,000,000	2.250%, 02/29/2020	6,979,903
10,000,000	1.375%, 02/29/2020	9,884,961

	(Cost $260,358,186)	260,465,183

	U.S. Treasury Bonds—0.2%
1,086,000	8.125%, 08/15/2019 (Cost $1,114,138)	1,113,616

	Total Investments in Securities (Cost $549,417,630)—99.8%	549,552,377

	Other assets less liabilities—0.2%	985,964

	Net Assets—100.0%	$550,538,341

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Variable Rate Preferred ETF (VRP)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	80.1
Energy	9.3
Utilities	3.4
Industrial	3.3
Consumer, Cyclical	0.8
Communications	0.8
Consumer, Non-cyclical	0.6
Oil, Gas & Consumable Fuels	0.5
Insurance	0.2
Industrials	0.1
Money Market Fund Plus Other Assets Less Liabilities	0.9

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—72.3%
	Auto Manufacturers—0.8%
$9,540,000	General Motors Financial Co., Inc., Series A(a)	5.750%	12/29/2049	$8,395,200
4,715,000	General Motors Financial Co., Inc., Series B(a)	6.500	03/30/2167	4,302,437

				12,697,637

	Banks—46.1%
16,905,000	Bank of America Corp., Series AA	6.100	12/29/2049	17,940,431
8,945,000	Bank of America Corp., Series DD(a)	6.300	12/29/2049	9,750,050
21,580,000	Bank of America Corp., Series FF	5.875	09/15/2166	21,310,250
9,045,000	Bank of America Corp., Series U(a)	5.200	12/01/2165	9,045,000
13,620,000	Bank of America Corp., Series V	5.125	12/29/2049	13,602,975
18,290,000	Bank of America Corp., Series X	6.250	09/29/2049	19,295,950
12,535,000	Bank of America Corp., Series Z(a)	6.500	12/31/2049	13,663,150
4,720,000	Bank of New York Mellon Corp. (The), Series D(a)	4.500	12/20/2165	4,454,500
9,415,000	Bank of New York Mellon Corp. (The), Series E(a)	4.950	12/20/2165	9,603,300
9,185,000	Bank of New York Mellon Corp. (The), Series F	4.625	12/29/2049	8,783,156
3,025,000	CIT Group, Inc., Series A(a)	5.800	12/15/2165	2,934,250
6,900,000	Citigroup, Inc.	5.900	08/15/2067	7,055,250
13,705,000	Citigroup, Inc.	5.950	07/30/2166	13,979,100
11,185,000	Citigroup, Inc., Series D	5.350	04/29/2049	11,087,131
15,650,000	Citigroup, Inc., Series M	6.300	11/15/2165	16,041,250
13,360,000	Citigroup, Inc., Series N	5.800	11/29/2049	13,527,000
13,290,000	Citigroup, Inc., Series O	5.875	12/29/2049	13,422,900
18,250,000	Citigroup, Inc., Series P	5.950	12/29/2049	18,432,500
11,340,000	Citigroup, Inc., Series Q	5.950	12/29/2049	11,538,450
13,385,000	Citigroup, Inc., Series R	6.125	12/29/2049	13,719,625
13,605,000	Citigroup, Inc., Series T	6.250	12/29/2049	14,353,275
2,775,000	Citizens Financial Group, Inc., Series B	6.000	01/06/2167	2,691,750
2,850,000	Citizens Financial Group, Inc., Series C	6.375	01/06/2067	2,835,750
5,500,000	Fifth Third Bancorp	5.100	12/31/2165	5,259,375
5,532,000	Goldman Sachs Capital II (3 mo. USD LIBOR + 0.77%)(b)	4.000	12/03/2165	4,220,562
9,145,000	Goldman Sachs Group, Inc. (The), Series L(a)	5.700	12/29/2049	9,213,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Variable Rate Preferred ETF (VRP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$14,180,000	Goldman Sachs Group, Inc. (The), Series M	5.375%	11/10/2166	$14,339,525
4,605,000	Goldman Sachs Group, Inc. (The), Series O(a)	5.300	12/29/2049	4,581,975
10,635,000	Goldman Sachs Group, Inc. (The), Series P	5.000	05/10/2166	9,784,200
4,765,000	Huntington Bancshares, Inc., Series E	5.700	07/15/2166	4,639,919
11,200,000	JPMorgan Chase & Co., Series CC(a)	4.625	05/01/2166	10,416,000
39,292,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(b)	6.221	10/30/2166	39,391,782
13,345,000	JPMorgan Chase & Co., Series Q	5.150	12/29/2049	13,345,000
13,390,000	JPMorgan Chase & Co., Series R	6.000	12/29/2049	13,825,844
18,230,000	JPMorgan Chase & Co., Series S	6.750	01/29/2049	20,075,787
2,940,000	JPMorgan Chase & Co., Series U (3 mo. USD LIBOR + 0.95%)(a)(b)	3.688	02/02/2037	2,504,984
9,090,000	JPMorgan Chase & Co., Series U	6.125	12/29/2049	9,567,225
22,740,000	JPMorgan Chase & Co., Series V	5.000	12/31/2049	22,740,000
5,431,000	JPMorgan Chase & Co., Series W (3 mo. USD LIBOR + 1.00%)(b)	3.684	05/15/2047	4,319,035
14,360,000	JPMorgan Chase & Co., Series X(a)	6.100	10/29/2049	15,060,050
18,340,000	JPMorgan Chase & Co., Series Z	5.300	12/29/2049	18,683,875
4,915,000	KeyCorp, Series D	5.000	12/15/2165	4,835,131
3,290,000	M&T Bank Corp., Series E	6.450	08/15/2166	3,493,569
4,570,000	M&T Bank Corp., Series F(a)	5.125	05/01/2166	4,541,438
4,680,000	Mellon Capital IV, Series 1 (3 mo. USD LIBOR + 0.57%)(b)	4.000	06/29/2049	3,884,400
11,270,000	Morgan Stanley, Series H	5.450	07/29/2049	11,340,438
13,240,000	Morgan Stanley, Series J	5.550	07/15/2066	13,355,850
4,595,000	Northern Trust Corp., Series D	4.600	04/01/2166	4,434,175
9,165,000	PNC Financial Services Group, Inc. (The), Series O(a)	6.750	12/31/2049	9,760,725
4,645,000	PNC Financial Services Group, Inc. (The), Series R(a)	4.850	12/31/2049	4,517,263
4,825,000	PNC Financial Services Group, Inc. (The), Series S(a)	5.000	05/01/2166	4,722,469
7,536,000	State Street Corp. (3 mo. USD LIBOR + 1.00%)(b)	3.788	06/15/2047	5,981,101
6,850,000	State Street Corp., Series F	5.250	12/29/2049	6,987,000
4,590,000	State Street Corp., Series H	5.625	12/15/2166	4,612,950
7,115,000	SunTrust Banks, Inc., Series G(a)	5.050	12/30/2165	6,990,488
4,830,000	SunTrust Banks, Inc., Series H	5.125	06/15/2166	4,534,163
6,940,000	U.S. Bancorp, Series I	5.125	01/15/2166	7,104,825
9,140,000	U.S. Bancorp, Series J	5.300	12/29/2049	9,242,825
6,180,000	USB Capital IX (3 mo. USD LIBOR + 1.02%)(b)	3.807	10/29/2049	4,828,125
22,563,000	Wachovia Capital Trust III (3 mo. USD LIBOR + 0.93%)(b)	5.570	03/29/2049	21,970,721
30,275,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(b)	6.558	03/29/2049	30,880,500
18,255,000	Wells Fargo & Co., Series S	5.900	12/29/2049	18,734,194
17,995,000	Wells Fargo & Co., Series U	5.875	12/29/2049	19,119,688

				696,907,756

	Diversified Financial Services—3.7%
7,005,000	American Express Co., Series B(a)	5.200	05/29/2049	7,145,100
7,735,000	American Express Co., Series C	4.900	12/29/2049	7,746,131
9,288,000	Capital One Financial Corp., Series E	5.550	12/01/2167	9,473,760
3,685,000	Charles Schwab Corp. (The)(a)	7.000	08/01/2166	3,984,406
5,660,000	Charles Schwab Corp. (The), Series E	4.625	03/01/2166	5,589,250
4,590,000	Charles Schwab Corp. (The), Series F	5.000	06/01/2166	4,262,963
5,355,000	Discover Financial Services, Series C	5.500	04/30/2166	5,027,006
3,635,000	E*Trade Financial Corp., Series A(a)	5.875	03/15/2166	3,607,737
2,750,000	E*Trade Financial Corp., Series B	5.300	09/15/2166	2,557,500
3,788,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	3,648,719
3,170,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	3,104,657

				56,147,229

	Electric—2.2%
7,220,000	CenterPoint Energy, Inc., Series A	6.125	03/01/2167	7,346,350
6,425,000	Dominion Energy, Inc.	5.750	10/01/2054	6,405,449
3,097,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 2.07%)(b)	4.865	10/01/2066	2,756,330
5,170,000	NextEra Energy Capital Holdings, Inc.	4.800	12/01/2077	4,446,200
3,140,000	Southern California Edison Co., Series E(a)	6.250	08/01/2166	3,061,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Variable Rate Preferred ETF (VRP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)

	Electric (continued)
$5,071,000	Southern Co. (The), Series B	5.500%	03/15/2057	$5,140,726
4,666,000	WEC Energy Group, Inc. (3 mo. USD LIBOR + 2.11%)(b)	4.796	05/15/2067	4,117,745

				33,274,300

	Insurance—8.3%
7,260,000	Aegon NV (Netherlands)	5.500	04/11/2048	6,969,600
7,354,000	Allstate Corp. (The), Series B	5.750	08/15/2053	7,473,503
6,930,000	American International Group, Inc., Series A-9	5.750	04/01/2048	6,427,655
3,735,000	Assurant, Inc.(a)	7.000	03/27/2048	3,712,538
2,324,000	Everest Reinsurance Holdings, Inc. (3 mo. USD LIBOR + 2.39%)(b)	5.069	05/15/2037	2,068,360
6,795,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.36%)(b)	5.040	05/17/2066	5,937,131
4,735,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.04%)(b)	4.801	04/20/2067	3,953,725
13,875,000	MetLife, Inc., Series C	5.250	12/29/2049	14,013,750
4,515,000	MetLife, Inc., Series D	5.875	09/15/2166	4,554,506
3,793,000	Principal Financial Group, Inc.	4.700	05/15/2055	3,736,105
4,690,000	Progressive Corp. (The), Series B	5.375	09/15/2166	4,658,898
9,276,000	Prudential Financial, Inc.	5.875	09/15/2042	9,785,447
13,878,000	Prudential Financial, Inc.	5.625	06/15/2043	14,398,425
4,535,000	Prudential Financial, Inc.	5.200	03/15/2044	4,512,325
9,401,000	Prudential Financial, Inc.	5.375	05/15/2045	9,319,475
6,850,000	Prudential Financial, Inc.(a)	4.500	09/15/2047	6,339,935
9,190,000	Prudential Financial, Inc.	5.700	09/15/2048	9,047,739
2,880,000	Reinsurance Group of America, Inc. (3 mo. USD LIBOR + 2.67%)(a)(b)	5.453	12/15/2065	2,527,200
3,000,000	Voya Financial, Inc.	4.700	01/23/2048	2,580,000
3,045,000	Voya Financial, Inc., Series A	6.125	03/15/2067	3,086,869

				125,103,186

	Media—0.8%
5,945,000	Viacom, Inc.	6.250	02/28/2057	5,907,844
5,855,000	Viacom, Inc.	5.875	02/28/2057	5,789,131

				11,696,975

	Miscellaneous Manufacturing—3.3%
52,930,000	General Electric Co., Series D	5.000	06/15/2165	49,919,606

	Pipelines—7.1%
5,455,000	Andeavor Logistics LP, Series A	6.875	02/15/2166	5,332,262
9,540,000	Enbridge, Inc. (Canada)	5.500	07/15/2077	8,776,800
7,965,000	Enbridge, Inc. (Canada)	6.250	03/01/2078	7,845,525
6,880,000	Enbridge, Inc., Series 16-A (Canada)(a)	6.000	01/15/2077	6,768,200
8,745,000	Energy Transfer Operating LP, Series A	6.250	02/15/2167	8,023,538
5,070,000	Energy Transfer Operating LP, Series B	6.625	02/15/2166	4,630,659
6,501,000	Enterprise Products Operating LLC	5.375	02/15/2078	5,752,810
6,385,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	5,868,897
9,365,000	Enterprise Products Operating LLC, Series E	5.250	08/16/2077	8,610,649
7,525,000	Plains All American Pipeline LP, Series B	6.125	11/15/2166	6,998,250
9,240,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(b)	4.894	05/15/2067	7,854,000
6,925,000	TransCanada Trust (Canada)	5.625	05/20/2075	6,717,250
13,905,000	TransCanada Trust (Canada)	5.300	03/15/2077	12,844,744
11,097,000	TransCanada Trust, Series 16-A (Canada)	5.875	08/15/2076	11,069,257

				107,092,841

	Total Corporate Bonds (Cost $1,140,226,821)			1,092,839,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco Variable Rate Preferred ETF (VRP) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests—26.8%(c)
	Banks—10.3%
130,433	Banco Santander SA, 4.00%, Series 6 (Spain) (3 mo. USD LIBOR + 0.52%)(b)	$2,911,265
110,353	Bank of America Corp., 3.28%, Series H (3 mo. USD LIBOR + 0.65%)(b)	2,140,848
76,945	Bank of America Corp., 4.00%, Series 4 (3 mo. USD LIBOR + 0.75%)(a)(b)	1,642,006
153,233	Bank of America Corp., 4.00%, Series 5 (3 mo. USD LIBOR + 0.50%)(a)(b)	3,314,430
117,647	Bank of America Corp., 4.00%, Series E (3 mo. USD LIBOR + 0.35%)(b)	2,588,234
383,003	Bank of America Corp., 6.45%, Series K	9,923,608
820,024	Citigroup Capital XIII, 9.12% (3 mo. USD LIBOR + 6.37%)(b)	21,911,041
545,279	Citigroup, Inc., 6.88%, Series K	14,755,250
346,939	Citigroup, Inc., 7.13%, Series J	9,488,782
113,436	Citizens Financial Group, Inc., 6.35%, Series D(a)	2,926,649
169,385	Fifth Third Bancorp, 6.63%, Series I(a)	4,835,942
42,337	FNB Corp., 7.25%(a)	1,221,422
187,231	KeyCorp, 6.13%, Series E(a)	4,970,983
95,791	People’s United Financial, Inc., 5.63%, Series A(a)	2,252,046
562,826	PNC Financial Services Group, Inc. (The), 6.13%, Series P	14,914,889
186,772	Regions Financial Corp., 6.38%, Series B(a)	5,063,389
66,439	SunTrust Banks, Inc., 4.00% (3 mo. USD LIBOR + 0.53%)(b)	1,506,172
76,522	Synovus Financial Corp., 6.30%, Series D	1,981,920
373,843	U.S. Bancorp, 3.50%, Series B (3 mo. USD LIBOR + 0.60%)(b)	7,121,709
414,050	U.S. Bancorp, 6.50%, Series F(a)	11,324,267
38,146	Valley National Bancorp, 5.50%, Series B	952,887
43,811	Valley National Bancorp, 6.25%, Series A	1,176,325
629,918	Wells Fargo & Co., 5.85%, Series Q(a)	16,044,011
306,471	Wells Fargo & Co., 6.63%, Series R(a)	8,427,953
47,825	Wintrust Financial Corp., 6.50%, Series D(a)	1,378,795
52,894	Zions Bancorp NA, 6.30%, Series G	1,414,915

		156,189,738

	Capital Markets—5.2%
207,961	Goldman Sachs Group, Inc. (The), 3.75%, Series A (3 mo. USD LIBOR + 0.75%)(a)(b)	3,890,950
55,387	Goldman Sachs Group, Inc. (The), 4.00%, Series C (3 mo. USD LIBOR + 0.75%)(a)(b)	1,083,924
382,855	Goldman Sachs Group, Inc. (The), 4.00%, Series D (3 mo. USD LIBOR + 0.67%)(a)(b)	7,178,531
283,357	Goldman Sachs Group, Inc. (The), 5.50%, Series J	7,200,101
199,116	Goldman Sachs Group, Inc. (The), 6.38%, Series K(a)	5,336,309
388,963	Morgan Stanley, 4.00%, Series A (3 mo. USD LIBOR + 0.70%)(b)	7,596,447
353,805	Morgan Stanley, 5.85%, Series K	8,954,805
349,851	Morgan Stanley, 6.38%, Series I	9,267,553
296,063	Morgan Stanley, 6.88%, Series F	8,032,189
302,048	Morgan Stanley, 7.13%, Series E(a)	8,469,426
187,918	State Street Corp., 5.35%, Series G(a)	4,812,580
281,085	State Street Corp., 5.90%, Series D(a)	7,308,210

		79,131,025

	Commercial Services & Supplies—0.3%
154,091	NuStar Logistics LP, 9.52% (3 mo. USD LIBOR + 6.73%)(a)(b)	3,822,998

	Consumer Finance—1.7%
1,004,412	GMAC Capital Trust I, 8.47%, Series 2 (3 mo. USD LIBOR + 5.79%)(b)	26,104,668

	Diversified Financial Services—0.1%
38,272	Compass Diversified Holdings, 7.88%, Series B	844,280

	Electric Utilities—0.5%
105,503	SCE Trust III, 5.75%, Series H	2,542,623
121,568	SCE Trust IV, 5.38%, Series J	2,765,672
112,733	SCE Trust V, 5.45%, Series K	2,624,424

		7,932,719

	Food Products—0.6%
180,756	CHS, Inc., 6.75%, Series 3(a)	4,710,501
158,701	CHS, Inc., 7.10%, Series 2(a)	4,186,533

		8,897,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Variable Rate Preferred ETF (VRP) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Insurance—2.2%
95,747	Aegon NV, 4.00%, Series 1 (Netherlands) (3 mo. USD LIBOR + 0.88%)(a)(b)	$2,092,072
187,976	Allstate Corp. (The), 5.10%	4,742,634
105,373	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	2,604,821
150,707	Enstar Group Ltd., 7.00%, Series D (Bermuda)	3,702,871
229,591	Hartford Financial Services Group, Inc. (The), 7.88%	6,485,946
223,209	MetLife, Inc., 4.00%, Series A (3 mo. USD LIBOR + 1.00%)(a)(b)	4,999,882
148,153	Reinsurance Group of America, Inc., 5.75%	3,961,611
148,877	Reinsurance Group of America, Inc., 6.20%(a)	3,934,819

		32,524,656

	Marine—0.1%
54,288	Seaspan Corp., 8.00%, Series I (Hong Kong)	1,341,456

	Mortgage REITs—2.3%
86,000	AGNC Investment Corp., 6.88%, Series D	2,136,240
124,531	AGNC Investment Corp., 7.00%, Series C	3,184,258
159,160	Annaly Capital Management, Inc., 6.50%, Series G	3,815,065
270,668	Annaly Capital Management, Inc., 6.95%, Series F	6,799,180
95,769	Chimera Investment Corp., 7.75%, Series C	2,363,579
124,728	Chimera Investment Corp., 8.00%, Series B(a)	3,169,338
70,965	Chimera Investment Corp., 8.00%, Series D	1,781,221
46,045	Exantas Capital Corp., 8.63%	1,149,744
51,653	New York Mortgage Trust, Inc., 8.00%, Series D	1,162,193
74,606	PennyMac Mortgage Investment Trust, 8.00%, Series B	1,861,420
43,974	PennyMac Mortgage Investment Trust, 8.13%, Series A	1,122,656
112,789	Two Harbors Investment Corp., 7.25%, Series C(a)	2,726,110
109,640	Two Harbors Investment Corp., 7.63%, Series B	2,671,927
55,437	Two Harbors Investment Corp., 8.13%, Series A	1,455,221

		35,398,152

	Multi-Utilities—0.8%
106,498	Algonquin Power & Utilities Corp., 6.88% (Canada)	2,809,417
157,345	Integrys Holding, Inc., 6.00%	3,978,469
38,314	Just Energy Group, Inc., 8.50%, Series A (Canada)	753,253
185,494	NiSource, Inc., 6.50%, Series B	4,906,316

		12,447,455

	Oil, Gas & Consumable Fuels—2.3%
42,308	Dcp Midstream LP, 7.95%, Series C	1,048,815
62,113	DCP Midstream LP, 7.88%, Series B(a)	1,504,998
223,760	Enbridge, Inc., 6.38%, Series B (Canada)	5,781,959
168,638	Energy Transfer Operating LP, 7.38%, Series C	4,092,844
167,799	Energy Transfer Operating LP, 7.63%, Series D(a)	4,111,076
44,082	GasLog Partners LP, 8.20%, Series B (Monaco)	1,071,634
39,828	GasLog Partners LP, 8.50%, Series C (Monaco)	974,591
54,769	GasLog Partners LP, 8.63%, Series A (Monaco)	1,377,440
80,409	NGL Energy Partners LP, 9.00%, Series B(a)	1,904,085
146,916	NuStar Energy LP, 7.63%, Series B	3,152,817
86,833	NuStar Energy LP, 8.50%, Series A	2,067,494
66,086	NuStar Energy LP, 9.00%, Series C	1,622,411
47,899	Targa Resources Partners LP, 9.00%, Series A	1,294,231
65,094	Teekay LNG Partners LP, 8.50%, Series B (Bermuda)	1,568,765
45,974	Teekay Offshore Partners LP, 8.88%, Series E	930,054
44,076	Tsakos Energy Navigation Ltd., 9.25%, Series E (Greece)	976,283
57,325	Tsakos Energy Navigation Ltd., 9.50%, Series F (Greece)	1,289,813

		34,769,310

	Thrifts & Mortgage Finance—0.3%
193,219	New York Community Bancorp, Inc., 6.38%, Series A(a)	4,853,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Variable Rate Preferred ETF (VRP) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Trading Companies & Distributors—0.1%
39,000	Air Lease Corp., 6.15%, Series A	$987,870

	Total Preferred Stocks & Other Equity Interests (Cost $434,654,658)	405,245,022

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,574,881,479)—99.1%	1,498,084,552

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.5%
38,802,527	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $38,802,527)	38,802,527

	Total Investments in Securities (Cost $1,613,684,006)—101.6%	1,536,887,079

	Other assets less liabilities—(1.6)%	(24,831,733)

	Net Assets—100.0%	$1,512,055,346

Investment Abbreviations:

LIBOR—London Interbank Offered Rate

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)	Variable rate coupon. Stated interest rate was in effect at February 28, 2019.
(c)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco VRDO Tax-Free Weekly ETF (PVI)

February 28, 2019

(Unaudited)

Portfolio Composition
State Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Arizona	4.3
California	10.9
Colorado	3.7
Connecticut	4.0
Florida	14.7
Indiana	4.0
Louisiana	3.7
Maryland	8.0
Massachusetts	4.7
Michigan	6.4
Missouri	4.5
Nevada	4.0
New York	8.1
Ohio	3.4
Tennessee	5.3
Washington	3.0
Other States Less Than 3% Each	2.9
Other Assets Less Liabilities	4.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.6%(a)
	Ad Valorem Property Tax—4.3%
$400,000	Massachusetts State Ref. (Remarketed 4/12/17) Ser. 01C	1.770%	01/01/2021	$400,000
2,300,000	Washington Maryland Suburban Sanitary District Ser. 15A	1.690	06/01/2023	2,300,000

				2,700,000

	College & University Revenue—8.7%
2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	1.780	08/15/2030	2,500,000
1,000,000	University of Texas System Ser. 08B	1.720	08/01/2025	1,000,000
1,900,000	Washington State Higher Education Facilities Auth. (Whitman College Project) Ref. Ser. 04	1.800	10/01/2029	1,900,000

				5,400,000

	Electric Power Revenue—2.9%
1,780,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(b)	1.760	06/01/2026	1,780,000

	Health, Hospital, Nursing Home Revenue—28.7%
165,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(b)	1.770	01/01/2029	165,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(b)	1.800	07/01/2035	2,500,000
2,500,000	California State Statewide Community Development Auth. (Kaiser Permanente) Ser. 04M	1.680	04/01/2038	2,500,000
2,100,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(b)	1.760	01/01/2037	2,100,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(b)	1.760	07/01/2053	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco VRDO Tax-Free Weekly ETF (PVI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-Bank of New York Mellon (The))(b)	1.720%	07/01/2047	$300,000
2,700,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank N.A.)(b)	1.740	07/01/2034	2,700,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1—Remarketed 05/14/09) Rev. Ser. 97	1.740	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	1.690	05/15/2038	2,500,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	1.710	02/01/2029	135,000

				17,900,000

	Highway Tolls Revenue—3.7%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(b)	1.550	04/01/2047	2,325,000

	Hotel Occupancy Tax—0.5%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(b)	1.760	04/15/2025	300,000

	Lease Revenue—2.4%
1,500,000	Michigan State Building Auth. Variable (Facilities Program Remarketed 12/18/14) Rev. Ref. Ser. 07I (LOC-Citibank N.A.)(b)	1.800	10/15/2042	1,500,000

	Local or GTD Housing—7.3%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(b)	1.790	05/15/2038	2,500,000
600,000	Nebraska State Investment Finance Auth. Single Family Housing Rev. Ser. 10B GNMA	1.780	09/01/2038	600,000
1,450,000	New York State Housing Finance Agency (222 East 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(b)	1.790	05/01/2050	1,450,000

				4,550,000

	Miscellaneous Revenue—5.0%
1,495,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(b)	1.790	06/01/2029	1,495,000
100,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(b)	1.730	09/15/2021	100,000
1,500,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(b)	1.750	01/01/2030	1,500,000

				3,095,000

	Multiple Utility Revenue—3.7%
2,300,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	1.830	11/01/2036	2,300,000

	Port, Airport & Marina Revenue—7.2%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(b)	1.730	07/01/2029	2,500,000
2,000,000	Louisiana State Offshore Terminal Auth. Deepwater Port. (Loop LLC Project) Rev. Ref. Ser. 13B (LOC-JPMorgan Chase Bank N.A.)(b)	1.800	09/01/2033	2,000,000

				4,500,000

	Sales Tax Revenue—7.4%
2,630,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	1.760	07/01/2027	2,630,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	1.730	11/15/2021	2,000,000

				4,630,000

	Water Revenue—13.8%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	1.700	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(b)	1.730	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	1.820	10/01/2041	2,500,000
2,000,000	Los Angeles California Department of Water & Power Waterworks (Remarketed 07/25/16) Rev. Sub.-Ser. 01B-4	1.550	07/01/2035	2,000,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	1.770	10/01/2038	1,500,000

				8,600,000

	Total Investments in Securities (Cost $59,580,000)(c)—95.6%			59,580,000

	Other assets less liabilities—4.4%			2,735,632

	Net Assets—100.0%			$62,315,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco VRDO Tax-Free Weekly ETF (PVI) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

Auth.—Authority

GNMA—Government National Mortgage Association

GTD—Grant To Date

LOC—Letter of Credit

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of February 28, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
JPMorgan Chase Bank N.A.	11.4%
Wells Fargo Bank N.A.	11.2
Bank of America N.A.	9.9
Assured Guaranty Corp.	6.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Assets:
Unaffiliated investments in securities, at value(a)	$161,668,076	$304,390,066	$712,274,830	$719,204,932	$129,703,544
Affiliated investments in securities, at value	61,206	—	22,553,904	41,912,413	2,911,954
Cash	—	6,741,031	—	11,393	—
Cash segregated as collateral	—	—	—	370,418	53,793
Receivables:
Dividends and interest	373,658	3,162,211	1,214,775	10,888,536	1,271,214
Investments sold	—	—	—	107,125	1,778,121
Foreign tax reclaims	—	—	—	—	—
Shares sold	—	—	—	—	51,237
Securities lending	—	—	106,702	30,220	1,557
Other assets	—	—	—	1,499	—

Total Assets	162,102,940	314,293,308	736,150,211	772,526,536	135,771,420

Liabilities:
Due to custodian	810	—	1,682,475	—	—
Payables:
Shares repurchased	—	—	—	3,713,965	—
Collateral upon receipt of securities in-kind	—	—	—	370,418	53,793
Investments purchased	—	—	—	—	1,763,535
Collateral upon return of securities loaned	—	—	8,950,875	38,382,252	2,812,097
Accrued unitary management fees	30,589	67,430	274,734	265,680	21,879

Total Liabilities	31,399	67,430	10,908,084	42,732,315	4,651,304

Net Assets	$162,071,541	$314,225,878	$725,242,127	$729,794,221	$131,120,116

Net Assets Consist of:
Shares of beneficial interest	$170,869,769	$312,718,463	$769,288,104	$782,272,282	$132,335,827
Distributable earnings	(8,798,228)	1,507,415	(44,045,977)	(52,478,061)	(1,215,711)

Net Assets	$162,071,541	$314,225,878	$725,242,127	$729,794,221	$131,120,116

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,100,000	12,150,000	32,800,000	39,300,000	5,250,000
Net asset value	$31.78	$25.86	$22.11	$18.57	$24.98

Market price	$31.79	$25.80	$22.09	$18.56	$25.03

Unaffiliated investments in securities, at cost	$168,959,257	$302,056,101	$722,580,594	$730,799,743	$130,127,453

Affiliated investments in securities, at cost	$61,206	$—	$22,996,158	$41,912,413	$2,911,954

(a) Includes securities on loan with an aggregate value of:	$—	$—	$8,687,770	$36,833,970	$2,719,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free Weekly ETF (PVI)

$11,907,171	$1,505,604,698	$58,541,401	$4,662,940,893	$877,877,243	$549,552,377	$1,498,084,552	$59,580,000
1,066,339	—	—	41,660,370	9,492,198	—	38,802,527	—
—	18,867,998	2,181,466	1,425,042	—	—	—	2,671,523
—	—	—	6,639	—	—	5,125,907	—

107,084	17,745,264	697,533	29,941,034	12,445,070	729,593	17,018,007	76,001
199,598	—	—	2,081,098	—	110,484,343	11,093,420	—
123	—	—	—	—	—	—	—
—	—	—	2,872,188	—	—	—	—
43	—	—	453,577	—	—	54,774	—
—	—	—	—	—	—	1,500	—

13,280,358	1,542,217,960	61,420,400	4,741,380,841	899,814,511	660,766,313	1,570,180,687	62,327,524

—	—	—	—	—	652,735	587,612	—

—	—	—	—	—	—	7,324,567	—
—	—	—	6,639	—	—	5,125,907	—
98,677	—	—	45,013,051	—	109,540,986	5,704,050	—
776,890	—	—	41,660,370	—	—	38,802,527	—
2,066	329,145	13,170	1,759,028	190,994	34,251	580,678	11,892

877,633	329,145	13,170	88,439,088	190,994	110,227,972	58,125,341	11,892

$12,402,725	$1,541,888,815	$61,407,230	$4,652,941,753	$899,623,517	$550,538,341	$1,512,055,346	$62,315,632

$12,484,488	$1,515,121,843	$61,142,612	$4,856,812,525	$868,615,850	$550,377,612	$1,630,208,307	$62,326,141
(81,763)	26,766,972	264,618	(203,870,772)	31,007,667	160,729	(118,152,961)	(10,509)

$12,402,725	$1,541,888,815	$61,407,230	$4,652,941,753	$899,623,517	$550,538,341	$1,512,055,346	$62,315,632

500,000	61,250,000	2,550,000	324,000,000	30,450,000	5,220,001	61,900,000	2,500,000
$24.81	$25.17	$24.08	$14.36	$29.54	$105.47	$24.43	$24.93

$24.79	$25.19	$24.05	$14.37	$29.63	$105.51	$24.41	$24.91

$11,940,456	$1,477,599,705	$58,157,665	$4,762,993,469	$843,627,220	$549,417,630	$1,574,881,479	$59,580,000

$1,066,339	$—	$—	$41,660,370	$9,492,198	$—	$38,802,527	$—

$666,132	$—	$—	$40,411,916	$—	$—	$37,384,177	$—

77

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Investment Income:
Unaffiliated interest income	$1,766,558	$4,085,745	$—	$19,615,645	$1,932,957
Unaffiliated dividend income	—	—	27,409,162	—	—
Affiliated dividend income	3,652	—	449,282	32,452	3,362
Securities lending income	—	—	352,514	213,425	3,159
Foreign withholding tax	—	—	(2,146)	—	—

Total Income	1,770,210	4,085,745	28,208,812	19,861,522	1,939,478

Expenses:
Unitary management fees	181,464	397,183	1,726,213	2,086,219	128,964
Tax expenses	—	—	—	1,500	—

Total Expenses	181,464	397,183	1,726,213	2,087,719	128,964

Less: Waivers	(184)	—	(451)	(2,760)	(297)

Net Expenses	181,280	397,183	1,725,762	2,084,959	128,667

Net Investment Income	1,588,930	3,688,562	26,483,050	17,776,563	1,810,811

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(161,974)	(407,895)	(8,008,020)	(179,000)	(334,315)
Affiliated investment securities	—	—	(76,875)	—	—
Unaffiliated in-kind redemptions	(795,075)	583,624	5,447,483	(13,637,381)	—
Affiliated in-kind redemptions	—	—	21,935	—	—
Distributions of underlying fund shares	—	—	229,934	—	—

Net realized gain (loss)	(957,049)	175,729	(2,385,543)	(13,816,381)	(334,315)

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	717,466	1,522,467	(23,633,404)	4,327,393	1,455,859
Affiliated investment securities	—	—	(120,061)	—	—

Net change in unrealized appreciation (depreciation)	717,466	1,522,467	(23,753,465)	4,327,393	1,455,859

Net realized and unrealized gain (loss)	(239,583)	1,698,196	(26,139,008)	(9,488,988)	1,121,544

Net increase (decrease) in net assets resulting from operations	$1,349,347	$5,386,758	$344,042	$8,287,575	$2,932,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free Weekly ETF (PVI)

$164,200	$26,752,123	$994,942	$—	$19,815,571	$5,781,425	$31,175,781	$460,881
—	—	—	143,432,942	—	—	15,049,465	—
1,023	—	—	97,517	85,797	4,386	43,466	—
91	—	—	2,597,644	—	—	298,042	—
—	—	—	—	—	—	(7,706)	—

165,314	26,752,123	994,942	146,128,103	19,901,368	5,785,811	46,559,048	460,881

13,414	2,160,131	85,842	11,783,853	1,213,602	203,911	4,497,350	76,670
—	—	—	—	—	—	1,500	—

13,414	2,160,131	85,842	11,783,853	1,213,602	203,911	4,498,850	76,670

(84)	—	—	(7,815)	(6,991)	(231)	(3,768)	—

13,330	2,160,131	85,842	11,776,038	1,206,611	203,680	4,495,082	76,670

151,984	24,591,992	909,100	134,352,065	18,694,757	5,582,131	42,063,966	384,211

(18,936)	(3,854,330)	(133,163)	(17,169,766)	(1,700,328)	32,166	(4,064,485)	—
—	—	—	—	—	—	—	—
—	3,975,550	42,376	(6,053,353)	3,939,483	3,794	(34,239,723)	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(18,936)	121,220	(90,787)	(23,223,119)	2,239,155	35,960	(38,304,208)	—

111,394	1,403,944	261,692	(85,658,077)	(7,574,270)	207,567	(30,935,062)	—
—	—	—	—	—	—	—	—

111,394	1,403,944	261,692	(85,658,077)	(7,574,270)	207,567	(30,935,062)	—

92,458	1,525,164	170,905	(108,881,196)	(5,335,115)	243,527	(69,239,270)	—

$244,442	$26,117,156	$1,080,005	$25,470,869	$13,359,642	$5,825,658	$(27,175,304)	$384,211

79

Statements of Changes in Net Assets

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)			Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$1,588,930	$3,135,358	$3,828,078	$3,688,562	$5,154,468	$4,787,907
Net realized gain (loss)	(957,049)	(1,901,061)	(861,018)	175,729	199,203	516,728
Net change in unrealized appreciation (depreciation)	717,466	(3,808,896)	(7,860,127)	1,522,467	(2,516,166)	(1,373,457)

Net increase (decrease) in net assets resulting from operations	1,349,347	(2,574,599)	(4,893,067)	5,386,758	2,837,505	3,931,178

Distributions to Shareholders from:
Distributable earnings	(1,620,576)	(3,150,699)	(3,839,339)	(3,723,938)	(5,154,468)	(4,787,907)
Return of capital	—	—	—	—	(78,193)	(47,626)

Total distributions to shareholders	(1,620,576)	(3,150,699)	(3,839,339)	(3,723,938)	(5,232,661)	(4,835,533)

Shareholder Transactions:
Proceeds from shares sold	23,916,654	73,889,628	24,396,719	78,442,038	20,897,090	80,270,039
Value of shares repurchased	(15,208,372)	(101,922,955)	(49,742,721)	(16,681,213)	(5,132,012)	(31,699,168)
Transaction fees	—	—	—	6,370	12,830	126,543

Net increase (decrease) in net assets resulting from shares transactions	8,708,282	(28,033,327)	(25,346,002)	61,767,195	15,777,908	48,697,414

Increase (Decrease) in Net Assets	8,437,053	(33,758,625)	(34,078,408)	63,430,015	13,382,752	47,793,059

Net Assets:
Beginning of period	153,634,488	187,393,113	221,471,521	250,795,863	237,413,111	189,620,052

End of period	$162,071,541	$153,634,488	$187,393,113	$314,225,878	$250,795,863	$237,413,111

Changes in Shares Outstanding:
Shares sold	750,000	2,300,000	750,000	3,100,000	800,000	3,100,000
Shares repurchased	(500,000)	(3,200,000)	(1,550,000)	(650,000)	(200,000)	(1,250,000)
Shares outstanding, beginning of period	4,850,000	5,750,000	6,550,000	9,700,000	9,100,000	7,250,000

Shares outstanding, end of period	5,100,000	4,850,000	5,750,000	12,150,000	9,700,000	9,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco CEF Income Composite ETF (PCEF)			Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$26,483,050	$38,658,693	$32,653,847	$17,776,563	$36,257,832	$49,230,720
(2,385,543)	9,490,386	7,177,093	(13,816,381)	(135,135)	33,564,542
(23,753,465)	(34,951,081)	58,160,457	4,327,393	(32,016,902)	(15,558,589)

344,042	13,197,998	97,991,397	8,287,575	4,105,795	67,236,673

(27,060,477)	(42,434,762)	(32,752,020)	(17,843,583)	(36,149,521)	(49,423,066)
—	—	(15,880,681)	—	—	—

(27,060,477)	(42,434,762)	(48,632,701)	(17,843,583)	(36,149,521)	(49,423,066)

83,329,450	100,554,411	78,505,086	219,208,165	627,330,216	991,546,556
(54,547,608)	(51,317,550)	(67,160,223)	(428,387,782)	(844,678,481)	(899,575,504)
—	—	—	—	—	—

28,781,842	49,236,861	11,344,863	(209,179,617)	(217,348,265)	91,971,052

2,065,407	20,000,097	60,703,559	(218,735,625)	(249,391,991)	109,784,659

723,176,720	703,176,623	642,473,064	948,529,846	1,197,921,837	1,088,137,178

$725,242,127	$723,176,720	$703,176,623	$729,794,221	$948,529,846	$1,197,921,837

3,900,000	4,300,000	3,350,000	11,900,000	33,400,000	52,500,000
(2,550,000)	(2,200,000)	(2,900,000)	(23,700,000)	(45,100,000)	(47,600,000)
31,450,000	29,350,000	28,900,000	51,100,000	62,800,000	57,900,000

32,800,000	31,450,000	29,350,000	39,300,000	51,100,000	62,800,000

81

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)			Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$1,810,811	$2,152,009	$1,256,153	$151,984	$347,301	$440,111
Net realized gain (loss)	(334,315)	(726,546)	93,679	(18,936)	(239,953)	51,690
Net change in unrealized appreciation (depreciation)	1,455,859	(2,206,353)	(782,957)	111,394	(166,144)	(120,959)

Net increase (decrease) in net assets resulting from operations	2,932,355	(780,890)	566,875	244,442	(58,796)	370,842

Distributions to Shareholders from:
Distributable earnings	(1,816,758)	(2,152,009)	(1,261,537)	(156,940)	(341,964)	(442,061)
Return of capital	—	(16,435)	—	—	—	—

Total distributions to shareholders	(1,816,758)	(2,168,444)	(1,261,537)	(156,940)	(341,964)	(442,061)

Shareholder Transactions:
Proceeds from shares sold	23,384,394	75,624,449	17,863,611	—	11,218,280	6,249,120
Value of shares repurchased	—	(16,025,377)	(25,352,592)	—	(22,236,829)	(4,996,874)
Transaction fees	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	23,384,394	59,599,072	(7,488,981)	—	(11,018,549)	1,252,246

Increase (Decrease) in Net Assets	24,499,991	56,649,738	(8,183,643)	87,502	(11,419,309)	1,181,027

Net Assets:
Beginning of period	106,620,125	49,970,387	58,154,030	12,315,223	23,734,532	22,553,505

End of period	$131,120,116	$106,620,125	$49,970,387	$12,402,725	$12,315,223	$23,734,532

Changes in Shares Outstanding:
Shares sold	950,000	3,000,000	700,000	—	450,000	250,000
Shares repurchased	—	(650,000)	(1,000,000)	—	(900,000)	(200,000)
Shares outstanding, beginning of period	4,300,000	1,950,000	2,250,000	500,000	950,000	900,000

Shares outstanding, end of period	5,250,000	4,300,000	1,950,000	500,000	500,000	950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco National AMT-Free Municipal Bond ETF (PZA)			Invesco New York AMT-Free Municipal Bond ETF (PZT)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$24,591,992	$42,225,505	$44,120,363	$909,100	$1,622,957	$1,926,314
121,220	(739,567)	1,566,146	(90,787)	250,537	485,614
1,403,944	(28,566,818)	(6,807,061)	261,692	(1,557,451)	(901,063)

26,117,156	12,919,120	38,879,448	1,080,005	316,043	1,510,865

(24,803,412)	(42,825,016)	(44,434,318)	(920,827)	(1,645,145)	(1,937,572)
—	—	—	—	—	—

(24,803,412)	(42,825,016)	(44,434,318)	(920,827)	(1,645,145)	(1,937,572)

41,344,906	155,166,789	375,282,762	2,377,051	3,662,435	2,424,444
(160,884,192)	(76,665,955)	(138,711,374)	(4,705,635)	(4,817,324)	—
133,834	127,313	608,718	—	—	—

(119,405,452)	78,628,147	237,180,106	(2,328,584)	(1,154,889)	2,424,444

(118,091,708)	48,722,251	231,625,236	(2,169,406)	(2,483,991)	1,997,737

1,659,980,523	1,611,258,272	1,379,633,036	63,576,636	66,060,627	64,062,890

$1,541,888,815	$1,659,980,523	$1,611,258,272	$61,407,230	$63,576,636	$66,060,627

1,650,000	6,100,000	14,850,000	100,000	150,000	100,000
(6,500,000)	(3,000,000)	(5,550,000)	(200,000)	(200,000)	—
66,100,000	63,000,000	53,700,000	2,650,000	2,700,000	2,600,000

61,250,000	66,100,000	63,000,000	2,550,000	2,650,000	2,700,000

83

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Preferred ETF (PGX)			Invesco Taxable Municipal Bond ETF (BAB)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$134,352,065	$254,699,506	$273,485,492	$18,694,757	$32,076,434	$39,719,227
Net realized gain (loss)	(23,223,119)	(40,252,986)	(8,474,161)	2,239,155	(850,952)	(1,810,687)
Net change in unrealized appreciation (depreciation)	(85,658,077)	(99,837,343)	(1,049,352)	(7,574,270)	(22,250,818)	(11,646,216)

Net increase in net assets resulting from operations	25,470,869	114,609,177	263,961,979	13,359,642	8,974,664	26,262,324

Distributions to Shareholders from:
Distributable earnings	(137,801,846)	(244,818,962)	(276,488,848)	(18,738,166)	(32,279,031)	(39,855,653)
Return of capital	—	—	—	—	—	—

Total distributions to shareholders	(137,801,846)	(244,818,962)	(276,488,848)	(18,738,166)	(32,279,031)	(39,855,653)

Shareholder Transactions:
Proceeds from shares sold	105,849,932	793,860,901	1,107,127,988	50,147,037	49,320,084	21,044,718
Value of shares repurchased	(718,588,110)	(619,175,651)	(491,910,183)	(84,322,684)	(59,659,382)	(106,639,740)
Transaction fees	—	—	—	306,690	279,471	744,256

Net increase (decrease) in net assets resulting from shares transactions	(612,738,178)	174,685,250	615,217,805	(33,868,957)	(10,059,827)	(84,850,766)

Increase (Decrease) in Net Assets	(725,069,155)	44,475,465	602,690,936	(39,247,481)	(33,364,194)	(98,444,095)

Net Assets:
Beginning of period	5,378,010,908	5,333,535,443	4,730,844,507	938,870,998	972,235,192	1,070,679,287

End of period	$4,652,941,753	$5,378,010,908	$5,333,535,443	$899,623,517	$938,870,998	$972,235,192

Changes in Shares Outstanding:
Shares sold	7,500,000	54,350,000	74,100,000	1,700,000	1,650,000	700,000
Shares repurchased	(51,750,000)	(42,500,000)	(33,900,000)	(2,900,000)	(2,000,000)	(3,600,000)
Shares outstanding, beginning of period	368,250,000	356,400,000	316,200,000	31,650,000	32,000,000	34,900,000

Shares outstanding, end of period	324,000,000	368,250,000	356,400,000	30,450,000	31,650,000	32,000,000

(a)	For the period January 10, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Treasury Collateral ETF (CLTL)			Invesco Variable Rate Preferred ETF (VRP)			Invesco VRDO Tax-Free Weekly ETF (PVI)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017(a)	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$5,582,131	$5,582,772	$2,397,921	$42,063,966	$73,923,718	$64,539,040	$384,211	$564,566	$395,971
35,960	(49,581)	(35,104)	(38,304,208)	16,903,578	31,561,759	—	350	(10)
207,567	88,653	(161,473)	(30,935,062)	(67,581,280)	(953,428)	—	—	—

5,825,658	5,621,844	2,201,344	(27,175,304)	23,246,016	95,147,371	384,211	564,916	395,961

(5,904,821)	(7,583,824)	—	(48,329,446)	(79,508,012)	(64,972,652)	(395,098)	(564,528)	(395,971)
—	—	—	—	—	—	—	—	(449)

(5,904,821)	(7,583,824)	—	(48,329,446)	(79,508,012)	(64,972,652)	(395,098)	(564,528)	(396,420)

104,458,580	15,855,831	453,283,483	2,413,285	923,347,552	1,478,978,932	3,740,456	4,986,642	26,174,420
(22,163,714)	—	(1,056,040)	(606,967,520)	(565,925,316)	(517,259,238)	(3,740,880)	(26,172,286)	(2,492,350)
—	—	—	—	—		—	—	—

82,294,866	15,855,831	452,227,443	(604,554,235)	357,422,236	961,719,694	(424)	(21,185,644)	23,682,070

82,215,703	13,893,851	454,428,787	(680,058,985)	301,160,240	991,894,413	(11,311)	(21,185,256)	23,681,611

468,322,638	454,428,787	—	2,192,114,331	1,890,954,091	899,059,678	62,326,943	83,512,199	59,830,588

$550,538,341	$468,322,638	$454,428,787	$1,512,055,346	$2,192,114,331	$1,890,954,091	$62,315,632	$62,326,943	$83,512,199

990,000	150,000	4,300,001	100,000	36,200,000	57,600,000	150,000	200,000	1,050,000
(210,000)	—	(10,000)	(25,400,000)	(22,100,000)	(20,000,000)	(150,000)	(1,050,000)	(100,000)
4,440,001	4,290,001	—	87,200,000	73,100,000	35,500,000	2,500,000	3,350,000	2,400,000

5,220,001	4,440,001	4,290,001	61,900,000	87,200,000	73,100,000	2,500,000	2,500,000	3,350,000

85

Financial Highlights

Invesco 1-30 Laddered Treasury ETF (PLW)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$31.68		$32.59		$33.81	$32.59	$31.96	$30.41	$32.96
Net investment income(a)	0.34		0.57		0.66	0.65	0.70	0.76	0.74
Net realized and unrealized gain (loss) on investments	0.11		(0.91)		(1.22)	1.22	0.63	1.54	(2.55)
Total from investment operations	0.45		(0.34)		(0.56)	1.87	1.33	2.30	(1.81)
Distributions to shareholders from:
Net investment income	(0.35)		(0.57)		(0.66)	(0.65)	(0.70)	(0.75)	(0.74)
Net realized gains	—		—		—	—	—	—	(0.00	)(b)
Total distributions	(0.35)		(0.57)		(0.66)	(0.65)	(0.70)	(0.75)	(0.74)
Net asset value at end of period	$31.78		$31.68		$32.59	$33.81	$32.59	$31.96	$30.41
Market price at end of period(c)	$31.79		$31.64		$32.59	$33.84	$32.60	$31.97	$30.40
Net Asset Value Total Return(d)	1.43%		(1.04)%		(1.63)%	5.76%	4.18%	7.71%	(5.55)%
Market Price Total Return(d)	1.59%		(1.17)%		(1.72)%	5.82%	4.18%	7.77%	(5.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$162,072		$153,634		$187,393	$221,472	$267,278	$279,635	$150,540
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.19	%(e)	2.13	%(e)	2.02%	1.94%	2.14%	2.47%	2.33%
Portfolio turnover rate(f)	4%		5%		5%	6%	7%	5%	5%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights (continued)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.86		$26.09		$26.15	$25.43	$25.45		$23.50	$25.34
Net investment income(a)	0.33		0.54		0.65	0.74	0.82		0.97	0.91
Net realized and unrealized gain (loss) on investments	0.00	(b)	(0.23)		(0.07)	0.70	(0.06)		1.91	(1.84)
Total from investment operations	0.33		0.31		0.58	1.44	0.76		2.88	(0.93)
Distributions to shareholders from:
Net investment income	(0.33)		(0.53)		(0.65)	(0.75)	(0.83)		(0.97)	(0.91)
Return of capital	—		(0.01)		(0.01)	(0.01)	(0.00	)(b)	(0.02)	(0.00	)(b)
Total distributions	(0.33)		(0.54)		(0.66)	(0.76)	(0.83)		(0.99)	(0.91)
Transaction fees(a)	0.00	(b)	0.00	(b)	0.02	0.04	0.05		0.06	—
Net asset value at end of period	$25.86		$25.86		$26.09	$26.15	$25.43		$25.45	$23.50
Market price at end of period(c)	$25.80		$25.83		$26.08	$26.21	$25.50		$25.61	$23.42
Net Asset Value Total Return(d)	1.30%		1.22%		2.36%	5.84%	3.25%		12.75%	(3.74)%
Market Price Total Return(d)	1.18%		1.15%		2.08%	5.79%	2.87%		13.84%	(4.06)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$314,226		$250,796		$237,413	$189,620	$109,369		$66,169	$61,108
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28	%(e)	0.28%	0.28%	0.28%		0.26%	0.30%
Net investment income	2.60	%(e)	2.49	%(e)	2.52%	2.81%	3.23%		3.95%	3.70%
Portfolio turnover rate(f)	9%		6%		24%	6%	3%		28%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights (continued)

Invesco CEF Income Composite ETF (PCEF)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$22.99		$23.96		$22.23	$21.91	$24.41	$24.40	$25.47
Net investment income(a)	0.82		1.26		1.13	1.30	1.53	1.36	1.21
Net realized and unrealized gain (loss) on investments	(0.86)		(0.84)		2.28	0.77	(2.07)	0.58	(0.31)
Total from investment operations	(0.04)		0.42		3.41	2.07	(0.54)	1.94	0.90
Distributions to shareholders from:
Net investment income	(0.84)		(1.39)		(1.13)	(1.34)	(1.49)	(1.75)	(1.49)
Net realized gains	—		—		—	—	—	(0.18)	—
Return of capital	—		—		(0.55)	(0.41)	(0.47)	—	(0.48)
Total distributions	(0.84)		(1.39)		(1.68)	(1.75)	(1.96)	(1.93)	(1.97)
Net asset value at end of period	$22.11		$22.99		$23.96	$22.23	$21.91	$24.41	$24.40
Market price at end of period(b)	$22.09		$23.01		$23.96	$22.23	$21.85	$24.42	$24.40
Net Asset Value Total Return(c)	0.01%		1.85%		15.86%	10.11%	(2.31)%	8.23%	3.64%
Market Price Total Return(c)	(0.17)%		1.94%		15.86%	10.41%	(2.62)%	8.27%	3.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$725,242		$723,177		$703,177	$642,473	$628,684	$619,913	$469,789
Ratio to average net assets of:
Expenses(d)	0.50	%(e)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	7.67	%(e)	6.53	%(e)	4.85%	5.99%	6.61%	5.54%	4.82%
Portfolio turnover rate(f)	10%		12%		15%	20%	20%	19%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$18.56		$19.08		$18.79	$18.25	$19.24	$19.24		$19.19
Net investment income(a)	0.39		0.64		0.80	0.85	0.81	0.85		0.90
Net realized and unrealized gain (loss) on investments	0.01		(0.52)		0.29	0.54	(0.98)	(0.00	)(b)	0.05
Total from investment operations	0.40		0.12		1.09	1.39	(0.17)	0.85		0.95
Distributions to shareholders from:
Net investment income	(0.39)		(0.64)		(0.80)	(0.85)	(0.82)	(0.85)		(0.90)
Net asset value at end of period	$18.57		$18.56		$19.08	$18.79	$18.25	$19.24		$19.24
Market price at end of period(c)	$18.56		$18.55		$19.07	$18.70	$18.23	$19.19		$19.26
Net Asset Value Total Return(d)	2.23%		0.70%		5.96%	7.97%	(0.90)%	4.49%		5.06%
Market Price Total Return(d)	2.24%		0.70%		6.42%	7.56%	(0.75)%	4.12%		5.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$729,794		$948,530		$1,197,922	$1,088,137	$666,301	$565,770		$621,429
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%		0.50%
Net investment income	4.26	%(e)	4.12	%(e)	4.23%	4.69%	4.34%	4.37%		4.66%
Portfolio turnover rate(f)	3%		12%		9%	14%	16%	20%		23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights (continued)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.80		$25.63		$25.85	$25.24		$25.45	$25.13	$25.83
Net investment income(a)	0.38		0.57		0.65	0.65		0.62	0.62	0.54
Net realized and unrealized gain (loss) on investments	0.17		(0.83)		(0.22)	0.62		(0.19)	0.31	(0.69)
Total from investment operations	0.55		(0.26)		0.43	1.27		0.43	0.93	(0.15)
Distributions to shareholders from:
Net investment income	(0.37)		(0.57)		(0.65)	(0.66)		(0.64)	(0.60)	(0.55)
Net realized gains	—		—		—	—		—	(0.01)	—
Return of capital	—		(0.00	)(b)	—	(0.00	)(b)	—	—	—
Total distributions	(0.37)		(0.57)		(0.65)	(0.66)		(0.64)	(0.61)	(0.55)
Net asset value at end of period	$24.98		$24.80		$25.63	$25.85		$25.24	$25.45	$25.13
Market price at end of period(c)	$25.03		$24.80		$25.62	$25.87		$25.27	$25.47	$25.12
Net Asset Value Total Return(d)	2.27%		(1.01)%		1.73%	5.08%		1.69%	3.75%	(0.57)%
Market Price Total Return(d)	2.47%		(0.98)%		1.61%	5.03%		1.72%	3.88%	(0.68)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$131,120		$106,620		$49,970	$58,154		$34,067	$30,538	$33,925
Ratio to average net assets of:
Expenses	0.22	%(e)	0.22	%(e)	0.22%	0.22%		0.22%	0.22%	0.22%
Net investment income	3.09	%(e)	2.77	%(e)	2.53%	2.55%		2.45%	2.43%	2.15%
Portfolio turnover rate(f)	12%		24%		42%	20%		16%	9%	20%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights (continued)

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,				For the Period September 8, 2014(a) Through October 31, 2014
					2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.63		$24.98		$25.06	$25.08		$25.03	$25.07
Net investment income(b)	0.30		0.43		0.45	0.43		0.32	0.03
Net realized and unrealized gain (loss) on investments	0.19		(0.36)		(0.08)	0.03		0.05	(0.04)
Total from investment operations	0.49		0.07		0.37	0.46		0.37	(0.01)
Distribution to shareholders from:
Net investment income	(0.31)		(0.42)		(0.45)	(0.44)		(0.32)	(0.03)
Net realized gains	—		—		—	(0.04)		—	—
Return of capital	—		—		—	(0.00	)(c)	—	—
Total distributions	(0.31)		(0.42)		(0.45)	(0.48)		(0.32)	(0.03)
Net asset value at end of period	$24.81		$24.63		$24.98	$25.06		$25.08	$25.03
Market price at end of period(d)	$24.79		$24.63		$24.98	$25.14		$25.16	$25.04
Net Asset Value Total Return(e)	2.03%		0.30%		1.49%	1.84%		1.48%	(0.06	)%(f)
Market Price Total Return(e)	1.95%		0.30%		1.16%	1.84%		1.76%	(0.02	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,403		$12,315		$23,735	$22,554		$6,270	$6,256
Ratio to average net assets of:
Expenses	0.22	%(g)	0.22	%(g)	0.22%	0.22%		0.22%	0.22	%(g)
Net investment income	2.49	%(g)	2.10	%(g)	1.79%	1.74%		1.26%	0.96	%(g)
Portfolio turnover rate(h)	18%		27%		19%	11%		9%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 10, 2014, the first day trading on the exchange) to October 31, 2014 was 0.22%. The market price total return from Fund Inception to October 31, 2014 was 0.26%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights (continued)

Invesco National AMT-Free Municipal Bond ETF (PZA)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016		2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.11		$25.58		$25.69	$25.10		$25.17		$23.28	$25.74
Net investment income(a)	0.39		0.65		0.77	0.82		0.92		1.00	0.98
Net realized and unrealized gain (loss) on investments	0.07		(0.46)		(0.11)	0.57		(0.09)		1.87	(2.46)
Total from investment operations	0.46		0.19		0.66	1.39		0.83		2.87	(1.48)
Distributions to shareholders from:
Net investment income	(0.40)		(0.66)		(0.78)	(0.83)		(0.92)		(1.01)	(0.98)
Return of capital	—		—		—	(0.00	)(b)	(0.00	)(b)	(0.01)	(0.00	)(b)
Total distributions	(0.40)		(0.66)		(0.78)	(0.83)		(0.92)		(1.02)	(0.98)
Transaction fees(a)	0.00	(b)	0.00	(b)	0.01	0.03		0.02		0.04	—
Net asset value at end of period	$25.17		$25.11		$25.58	$25.69		$25.10		$25.17	$23.28
Market price at end of period(c)	$25.19		$25.12		$25.55	$25.77		$25.15		$25.25	$23.23
Net Asset Value Total Return(d)	1.85%		0.77%		2.70%	5.71%		3.45%		12.77%	(5.90)%
Market Price Total Return(d)	1.90%		0.93%		2.25%	5.82%		3.32%		13.35%	(6.27)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,541,889		$1,659,981		$1,611,258	$1,379,633		$897,395		$739,986	$564,598
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28	%(e)	0.28%	0.28%		0.28%		0.28%	0.28%
Net investment income	3.19	%(e)	3.10	%(e)	3.06%	3.17%		3.64%		4.13%	3.93%
Portfolio turnover rate(f)	11%		8%		23%	6%		4%		15%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights (continued)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.99		$24.47		$24.64	$24.14	$24.33		$22.37	$24.82
Net investment income(a)	0.35		0.58		0.73	0.81	0.83		0.92	0.92
Net realized and unrealized gain (loss) on investments	0.10		(0.47)		(0.17)	0.51	(0.19)		1.96	(2.45)
Total from investment operations	0.45		0.11		0.56	1.32	0.64		2.88	(1.53)
Distributions to shareholders from:
Net investment income	(0.36)		(0.59)		(0.73)	(0.81)	(0.83)		(0.91)	(0.92)
Return of capital	—		—		—	(0.01)	(0.00	)(b)	(0.01)	(0.00	)(b)
Total distributions	(0.36)		(0.59)		(0.73)	(0.82)	(0.83)		(0.92)	(0.92)
Net asset value at end of period	$24.08		$23.99		$24.47	$24.64	$24.14		$24.33	$22.37
Market price at end of period(c)	$24.05		$23.92		$24.53	$24.67	$24.05		$24.22	$22.28
Net Asset Value Total Return(d)	1.89%		0.46%		2.37%	5.50%	2.68%		13.16%	(6.32)%
Market Price Total Return(d)	2.06%		(0.08)%		2.49%	6.02%	2.77%		13.11%	(6.83)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,407		$63,577		$66,061	$64,063	$50,692		$47,450	$49,204
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28	%(e)	0.28%	0.28%	0.28%		0.26%	0.30%
Net investment income	2.97	%(e)	2.89	%(e)	3.01%	3.26%	3.42%		3.92%	3.84%
Portfolio turnover rate(f)	5%		7%		22%	21%	18%		18%	20%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Preferred ETF (PGX)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$14.60		$14.97		$14.96	$14.78	$14.57	$13.78	$14.82
Net investment income(a)	0.40		0.71		0.84	0.84	0.87	0.88	0.91
Net realized and unrealized gain (loss) on investments	(0.23)		(0.40)		0.02	0.20	0.21	0.79	(1.03)
Total from investment operations	0.17		0.31		0.86	1.04	1.08	1.67	(0.12)
Distributions to shareholders from:
Net investment income	(0.41)		(0.68)		(0.85)	(0.86)	(0.87)	(0.88)	(0.92)
Net asset value at end of period	$14.36		$14.60		$14.97	$14.96	$14.78	$14.57	$13.78
Market price at end of period(b)	$14.37		$14.62		$14.96	$15.00	$14.80	$14.62	$13.79
Net Asset Value Total Return(c)	1.28%		2.18%		5.97%	7.22%	7.66%	12.51%	(0.88)%
Market Price Total Return(c)	1.21%		2.39%		5.60%	7.36%	7.43%	12.81%	(0.95)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,652,942		$5,378,011		$5,333,535	$4,730,845	$3,117,091	$2,264,758	$2,107,031
Ratio to average net assets of:
Expenses	0.50	%(d)(e)	0.50	%(d)(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.70	%(d)(e)	5.83	%(d)(e)	5.66%	5.63%	5.95%	6.21%	6.27%
Portfolio turnover rate(f)	7%		16%		10%	14%	12%	13%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights (continued)

Invesco Taxable Municipal Bond ETF (BAB)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017		2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.66		$30.38		$30.68		$29.11		$29.77	$27.90	$30.19
Net investment income(a)	0.63		1.01		1.21		1.26		1.37	1.40	1.42
Net realized and unrealized gain (loss) on investments	(0.13)		(0.72)		(0.32)		1.54		(0.71)	1.87	(2.29)
Total from investment operations	0.50		0.29		0.89		2.80		0.66	3.27	(0.87)
Distributions to shareholders from:
Net investment income	(0.63)		(1.02)		(1.21)		(1.27)		(1.37)	(1.40)	(1.42)
Transaction fees(a)	0.01		0.01		0.02		0.04		0.05	—	—
Net asset value at end of period	$29.54		$29.66		$30.38		$30.68		$29.11	$29.77	$27.90
Market price at end of period(b)	$29.63		$29.51		$30.45		$30.74		$29.17	$29.76	$27.79
Net Asset Value Total Return(c)	1.75%		1.02%		3.14%		9.93%		2.40%	12.03%	(3.00)%
Market Price Total Return(c)	2.58%		0.29%		3.19%		9.90%		2.65%	12.44%	(3.28)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$899,624		$938,871		$972,235		$1,070,679		$676,840	$695,156	$683,643
Ratio to average net assets of:
Expenses	0.28	%(d)	0.28	%(d)	0.28	%(e)	0.27%		0.28%	0.27%	0.28%
Net investment income	4.31	%(d)	4.06	%(d)	4.05%		4.14%		4.59%	4.86%	4.80%
Portfolio turnover rate(f)	6%		4%		6%		0	%(g)	9%	7%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2017, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

(g)	Amount represents less than 0.5%.

Invesco Treasury Collateral ETF (CLTL)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period January 10, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$105.48		$105.93		$105.35
Net investment income(b)	1.14		1.28		0.66
Net realized and unrealized gain (loss) on investments	0.04		0.00	(c)	(0.08)
Total from investment operations	1.18		1.28		0.58
Distribution to shareholders from:
Net investment income	(1.19)		(1.73)		—
Net asset value at end of period	$105.47		$105.48		$105.93
Market price at end of period(d)	$105.51		$105.54		$105.94
Net Asset Value Total Return(e)	1.12%		1.22%		0.55	%(f)
Market Price Total Return(e)	1.11%		1.27%		0.56	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$550,538		$468,323		$454,429
Ratio to average net assets of:
Expenses	0.08	%(g)	0.08	%(g)	0.08	%(g)
Net investment income	2.19	%(g)	1.45	%(g)	0.77	%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (January 12, 2017, the first day trading on the exchange) to October 31, 2017 was 0.55%. The market price total return from Fund Inception to October 31, 2017 was 0.54%.

(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights (continued)

Invesco Variable Rate Preferred ETF (VRP)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,			For the Period April 28, 2014(a) Through October 31, 2014
					2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.14		$25.87		$25.33	$24.36	$24.85	$24.87
Net investment income(b)	0.56		0.91		1.21	1.23	1.20	0.60
Net realized and unrealized gain (loss) on investments	(0.61)		(0.66)		0.56	0.98	(0.47)	(0.08)
Total from investment operations	(0.05)		0.25		1.77	2.21	0.73	0.52
Distributions to shareholders from:
Net investment income	(0.66)		(0.98)		(1.23)	(1.24)	(1.20)	(0.51)
Return of capital	—		—		—	—	(0.02)	(0.03)
Total distributions	(0.66)		(0.98)		(1.23)	(1.24)	(1.22)	(0.54)
Net asset value at end of period	$24.43		$25.14		$25.87	$25.33	$24.36	$24.85
Market price at end of period(c)	$24.41		$25.11		$25.94	$25.42	$24.40	$24.92
Net Asset Value Total Return(d)	(0.14)%		1.01%		7.18%	9.43%	2.99%	2.09	%(e)
Market Price Total Return(d)	(0.09)%		0.62%		7.08%	9.63%	2.85%	2.38	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,512,055		$2,192,114		$1,890,954	$899,060	$397,065	$91,950
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%	0.50	%(f)
Net investment income	4.68	%(f)	4.31	%(f)	4.72%	5.03%	4.88%	4.79	%(f)
Portfolio turnover rate(g)	5%		7%		4%	17%	5%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (May 1, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.93%. The market price total return from Fund Inception to October 31, 2014 was 2.01%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco VRDO Tax-Free Weekly ETF (PVI)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017		2016		2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.93		$24.93		$24.93		$24.93		$24.96		$24.99		$25.00
Net investment income (loss)(a)	0.15		0.20		0.13		0.02		(0.03)		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.01		—		(0.00	)(b)	—		—		(0.01)		(0.01)
Total from investment operations	0.16		0.20		0.13		0.02		(0.03)		(0.03)		—
Distributions to shareholders from:
Net investment income	(0.16)		(0.20)		(0.13)		(0.02)		—		—		(0.01)
Return of capital	—		—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Total distributions	(0.16)		(0.20)		(0.13)		(0.02)		(0.00	)(b)	(0.00	)(b)	(0.01)
Net asset value at end of period	$24.93		$24.93		$24.93		$24.93		$24.93		$24.96		$24.99
Market price at end of period(c)	$24.91		$24.93		$24.93		$24.91		$24.93		$24.97		$24.99
Net Asset Value Total Return(d)	0.64%		0.82%		0.51%		0.07%		(0.12)%		(0.12)%		(0.00	)%(e)
Market Price Total Return(d)	0.56%		0.82%		0.59%		(0.01)%		(0.16)%		(0.08)%		0.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$62,316		$62,327		$83,512		$59,831		$81,010		$118,580		$193,700
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)	0.25%		0.25%		0.25%		0.25%		0.25%
Net investment income (loss)	1.25	%(f)	0.98	%(f)	0.51%		0.06%		(0.15)%		(0.11)%		0.03%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Amount represents less than 0.005%.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco 1-30 Laddered Treasury ETF (PLW)	“1-30 Laddered Treasury ETF”
Invesco California AMT-Free Municipal Bond ETF (PWZ)	“California AMT-Free Municipal Bond ETF”
Invesco CEF Income Composite ETF (PCEF)	“CEF Income Composite ETF”
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	“Fundamental High Yield® Corporate Bond ETF”
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	“Fundamental Investment Grade Corporate Bond ETF”
Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)	“LadderRite 0-5 Year Corporate Bond ETF”
Invesco National AMT-Free Municipal Bond ETF (PZA)	“National AMT-Free Municipal Bond ETF”
Invesco New York AMT-Free Municipal Bond ETF (PZT)	“New York AMT-Free Municipal Bond ETF”
Invesco Preferred ETF (PGX)	“Preferred ETF”
Invesco Taxable Municipal Bond ETF (BAB)	“Taxable Municipal Bond ETF”
Invesco Treasury Collateral ETF (CLTL)	“Treasury Collateral ETF”
Invesco Variable Rate Preferred ETF (VRP)	“Variable Rate Preferred ETF”
Invesco VRDO Tax-Free Weekly ETF (PVI)	“VRDO Tax-Free Weekly ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of 1-30 Laddered Treasury ETF and LadderRite 0-5 Year Corporate Bond ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of California AMT-Free Municipal Bond ETF, LadderRite 0-5 Year Corporate Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Treasury Collateral ETF determines its NAV twice each day, at 12:00 p.m. EST and 4:00 p.m. EST. The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
1-30 Laddered Treasury ETF	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
California AMT-Free Municipal Bond ETF	ICE BofAML California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
LadderRite 0-5 Year Corporate Bond ETF	NASDAQ LadderRite® 0-5 Year USD Corporate Bond Index
National AMT-Free Municipal Bond ETF	ICE BofAML National Long-Term Core Plus Municipal Securities Index

95

Fund	Underlying Index
New York AMT-Free Municipal Bond ETF	ICE BofAML New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofAML Core Plus Fixed Rate Preferred Securities Index
Taxable Municipal Bond ETF	ICE BofAML US Taxable Municipal Securities Plus Index
Treasury Collateral ETF	ICE U.S. Treasury Short Bond Index
Variable Rate Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index
VRDO Tax-Free Weekly ETF	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks

96

including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Each Fund, except for CEF Income Composite ETF, invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

97

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Each Fund’s (except for 1-30 Laddered Treasury ETF and CEF Income Composite ETF) use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the California AMT-Free Municipal Bond ETF, LadderRite 0-5 Year Corporate Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of each Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, each Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between each Fund and conventional ETFs.

Foreign Fixed-Income Investment Risk. Investments in fixed income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic development sand the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

98

Fund of Funds Risk. Because CEF Income Composite ETF is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

Municipal Securities Risk. California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Municipal Insurance Risk. A portion of the municipal securities that California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and VRDO Tax-Free Weekly ETF hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the income from California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF or VRDO Tax-Free Weekly ETF will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk. With respect to Preferred ETF and Variable Rate Preferred ETF, preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

Not a Money Market Fund. Treasury Collateral ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the

99

Fund’s investments may be more susceptible than a money market fund’s to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

U.S. Treasury Obligations Risk. Treasury Collateral ETF will invest in obligations issued or guaranteed by the U.S. Treasury. U.S. Treasury securities are backed by the “full faith and credit” of the United States; however, the U.S. Government does not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

100

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended February 28, 2019, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, LadderRite 0-5 Year Corporate Bond ETF, Preferred ETF and Variable Rate Preferred ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to

101

increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended October 31, 2017 and period November 1, 2017 through August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Treasury Collateral ETF, the oversight of the Sub-Adviser.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Adviser for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury ETF	0.25%
California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%
Fundamental High Yield® Corporate Bond ETF	0.50%
Fundamental Investment Grade Corporate Bond ETF	0.22%
LadderRite 0-5 Year Corporate Bond ETF	0.22%
National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%
Taxable Municipal Bond ETF	0.28%
Treasury Collateral ETF	0.08%
Variable Rate Preferred ETF	0.50%
VRDO Tax-Free Weekly ETF	0.25%

For Treasury Collateral ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

102

For the six-month period ended February 28, 2019, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury ETF	$184
California AMT-Free Municipal Bond ETF	—
CEF Income Composite ETF	451
Fundamental High Yield® Corporate Bond ETF	2,760
Fundamental Investment Grade Corporate Bond ETF	297
LadderRite 0-5 Year Corporate Bond ETF	84
National AMT-Free Municipal Bond ETF	—
New York AMT-Free Municipal Bond ETF	—
Preferred ETF	7,815
Taxable Municipal Bond ETF	6,991
Treasury Collateral ETF	231
Variable Rate Preferred ETF	3,768
VRDO Tax-Free Weekly ETF	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
1-30 Laddered Treasury ETF	Nasdaq, Inc.
California AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
CEF Income Composite ETF	S-Network Global Indexes, LLC
Fundamental High Yield® Corporate Bond ETF	Research Affiliates®
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
LadderRite 0-5 Year Corporate Bond ETF	Nasdaq, Inc.
National AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
New York AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Preferred ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Taxable Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Treasury Collateral ETF	Interactive Data Pricing and Reference Data LLC
Variable Rate Preferred ETF	Wells Fargo & Company
VRDO Tax-Free Weekly ETF	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated with the Funds. The table below shows CEF Income Composite ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 28, 2019.

103

CEF Income Composite ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value February 28, 2019	Dividend Income
Invesco Bond Fund	$2,101,543	$261,734	$(290,392)	$21,300	$(6,494	)(a)	$2,087,691	$49,725
Invesco High Income 2023 Target Term Fund	1,507,127	396,693	(496,963)	31,004	(5,463)		1,432,398	48,143
Invesco Senior Income Trust	9,189,044	2,100,250	(991,006)	(172,365)	(42,983)		10,082,940	345,870

Total Investments in Affiliates	$12,797,714	$2,758,677	$(1,778,361)	$(120,061)	$(54,940)		$13,603,029	$443,738

(a)	Includes $9,469 of capital gains distributions from affiliated Underlying Funds.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for all of the securities in CEF Income Composite ETF, Preferred ETF and certain Funds listed below, as of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). All of the securities in CEF Income Composite ETF and Preferred ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$—	$161,668,076	$—	$161,668,076
Money Market Fund	61,206	—	—	61,206

Total Investments	$61,206	$161,668,076	$—	$161,729,282

Fundamental High Yield® Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$719,204,932	$—	$719,204,932
Money Market Funds	41,912,413	—	—	41,912,413

Total Investments	$41,912,413	$719,204,932	$—	$761,117,345

Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$129,703,544	$—	$129,703,544
Money Market Funds	2,911,954	—	—	2,911,954

Total Investments	$2,911,954	$129,703,544	$—	$132,615,498

104

	Level 1	Level 2	Level 3	Total
LadderRite 0-5 Year Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$11,907,171	$—	$11,907,171
Money Market Funds	1,066,339	—	—	1,066,339

Total Investments	$1,066,339	$11,907,171	$—	$12,973,510

Taxable Municipal Bond ETF
Investments in Securities
Municipal Bonds	$—	$869,939,438	$—	$869,939,438
Corporate Bonds	—	7,937,805	—	7,937,805
Money Market Fund	9,492,198	—	—	9,492,198

Total Investments	$9,492,198	$877,877,243	$—	$887,369,441

Variable Rate Preferred ETF
Investments in Securities
Corporate Bonds	$—	$1,092,839,530	$—	$1,092,839,530
Preferred Stocks & Other Equity Interests	405,245,022	—	—	405,245,022
Money Market Fund	38,802,527	—	—	38,802,527

Total Investments	$444,047,549	$1,092,839,530	$—	$1,536,887,079

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
1-30 Laddered Treasury ETF	$—	$286,430	$—	$286,430
California AMT-Free Municipal Bond ETF	438,783	444,353	—	883,136
CEF Income Composite ETF	—	990,558	14,508,552	15,499,110
Fundamental High Yield® Corporate Bond ETF	—	16,082,676	10,897,321	26,979,997
Fundamental Investment Grade Corporate Bond ETF	—	318,968	96,734	415,702
LadderRite 0-5 Year Corporate Bond ETF	—	13,496	16,427	29,923
National AMT-Free Municipal Bond ETF	23,722	412,636	711,463	1,147,821
New York AMT-Free Municipal Bond ETF	16,604	—	—	16,604
Preferred ETF	—	20,507,856	59,313,043	79,820,899
Taxable Municipal Bond ETF	—	3,277,461	2,160,641	5,438,102
Treasury Collateral ETF	—	84,145	—	84,145
Variable Rate Preferred ETF	—	769,184	1,417,973	2,187,157
VRDO Tax-Free Weekly ETF	—	—	—	—

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

105

Note 7. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
California AMT-Free Municipal Bond ETF	$88,232,533	$24,499,908
CEF Income Composite ETF	69,724,210	68,824,169
Fundamental High Yield® Corporate Bond ETF	23,487,470	57,779,419
Fundamental Investment Grade Corporate Bond ETF	15,262,110	13,867,505
LadderRite 0-5 Year Corporate Bond ETF	2,139,717	2,217,872
National AMT-Free Municipal Bond ETF	163,752,116	164,389,330
New York AMT-Free Municipal Bond ETF	3,022,460	6,376,401
Preferred ETF	326,873,664	375,096,587
Taxable Municipal Bond ETF	57,180,618	47,683,430
Variable Rate Preferred ETF	92,903,403	91,197,088
VRDO Tax-Free Weekly ETF	—	—

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the 1-30 Laddered Treasury ETF amounted to $7,637,220 and $5,713,963, respectively and for the Treasury Collateral ETF amounted to $0 and $0, respectively.

For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
1-30 Laddered Treasury ETF	$22,731,675	$14,647,153
California AMT-Free Municipal Bond ETF	8,355,310	13,988,041
CEF Income Composite ETF	83,196,715	54,241,739
Fundamental High Yield® Corporate Bond ETF	210,160,163	379,971,925
Fundamental Investment Grade Corporate Bond ETF	21,801,344	—
LadderRite 0-5 Year Corporate Bond ETF	—	—
National AMT-Free Municipal Bond ETF	—	117,504,246
New York AMT-Free Municipal Bond ETF	—	543,695
Preferred ETF	99,122,143	650,754,322
Taxable Municipal Bond ETF	—	47,782,770
Treasury Collateral ETF	—	—
Variable Rate Preferred ETF	159,233	597,467,476
VRDO Tax-Free Weekly ETF	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

106

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
1-30 Laddered Treasury ETF	$32,629	$(7,555,732)	$(7,523,103)	$169,252,385
California AMT-Free Municipal Bond ETF	4,182,952	(1,932,753)	2,250,199	302,139,867
CEF Income Composite ETF	23,875,692	(49,459,589)	(25,583,897)	760,412,631
Fundamental High Yield® Corporate Bond ETF	1,870,108	(13,593,082)	(11,722,974)	772,840,319
Fundamental Investment Grade Corporate Bond ETF	571,661	(1,031,408)	(459,747)	133,075,245
LadderRite 0-5 Year Corporate Bond ETF	41,722	(75,007)	(33,285)	13,006,795
National AMT-Free Municipal Bond ETF	32,004,112	(3,999,119)	28,004,993	1,477,599,705
New York AMT-Free Municipal Bond ETF	944,830	(561,094)	383,736	58,157,665
Preferred ETF	24,276,508	(131,391,018)	(107,114,510)	4,811,715,773
Taxable Municipal Bond ETF	43,004,889	(8,754,866)	34,250,023	853,119,418
Treasury Collateral ETF	151,006	(16,271)	134,735	549,417,642
Variable Rate Preferred ETF	2,055,449	(73,451,565)	(71,396,116)	1,608,283,195
VRDO Tax-Free Weekly ETF	—	—	—	59,580,000

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Fundamental High Yield® Corporate Bond ETF and Variable Rate Preferred ETF and 10,000 for Treasury Collateral ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF, such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, LadderRite 0-5 Year Corporate Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

107

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

108

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Invesco CEF Income Composite ETF and Invesco Preferred ETF (collectively the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco 1-30 Laddered Treasury ETF (PLW)
Actual	$1,000.00	$1,014.30	0.25%	$1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco California AMT-Free Municipal Bond ETF (PWZ)
Actual	1,000.00	1,013.00	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco CEF Income Composite ETF (PCEF)
Actual	1,000.00	1,000.10	0.50	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Actual	1,000.00	1,022.30	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

109

Fees and Expenses (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Actual	$1,000.00	$1,022.70	0.22%	$1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)
Actual	1,000.00	1,020.30	0.22	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco National AMT-Free Municipal Bond ETF (PZA)
Actual	1,000.00	1,018.50	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco New York AMT-Free Municipal Bond ETF (PZT)
Actual	1,000.00	1,018.90	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco Preferred ETF (PGX)
Actual	1,000.00	1,012.80	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Taxable Municipal Bond ETF (BAB)
Actual	1,000.00	1,017.50	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco Treasury Collateral ETF(2)
Actual	1,000.00	1,011.20	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08	0.40
Invesco Variable Rate Preferred ETF (VRP)
Actual	1,000.00	998.60	0.50	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco VRDO Tax-Free Weekly ETF (PVI)
Actual	1,000.00	1,006.40	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

110

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST2-FINC-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

BKLN	Invesco Senior Loan ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Senior Loan ETF (BKLN)

February 28, 2019

(Unaudited)

Portfolio Composition
Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of February 28, 2019
Baa2	2.9
Baa3	7.8
Ba1	8.2
Ba2	8.8
Ba3	19.4
B1	20.6
B2	15.6
B3	3.3
Caa1	0.0
Caa2	1.6
NR	6.2
Money Market Fund Plus Other Assets Less Liabilities	5.6

*

Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—89.8%(a)(b)
	Aerospace/Defense—1.6%
	TransDigm, Inc.
$34,261,391	First Lien Term Loan E (1 mo. USD LIBOR + 2.50%)	4.993%	05/30/2025	$33,833,123
55,906,645	First Lien Term Loan F (1 mo. USD LIBOR + 2.50%)	4.993	06/09/2023	55,338,074

				89,171,197

	Building Materials—1.2%
24,550,877	Pisces Midco, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.547	04/12/2025	23,937,105
45,664,812	Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	11/15/2023	45,142,863

				69,079,968

	Chemicals—2.7%
51,483,823	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.553	06/01/2024	51,065,774
29,351,496	GrafTech Finance, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.067	02/12/2025	29,314,806
7,666,737	Messer Industries USA, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.067	10/01/2025	7,630,014
67,502,706	Starfruit US Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.764	10/01/2025	67,249,909

				155,260,503

	Commercial Services—5.5%
40,167,955	Allied Universal Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.243	07/28/2022	39,575,478
107,214,362	Financial & Risk US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.243	10/01/2025	105,749,814
31,634,679	PAREXEL International Corp., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	09/27/2024	30,787,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Commercial Services (continued)
$69,094,453	Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.243%	05/02/2022	$69,012,921
47,782,810	Team Health Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	02/06/2024	43,402,799
25,401,685	Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	7.067	08/27/2025	25,481,065

				314,009,896

	Computers—6.0%
	Dell International LLC
59,969,136	Term Loan A-2 (1 mo. USD LIBOR + 1.75%)	4.250	09/07/2021	59,944,249
72,718,210	Term Loan B (1 mo. USD LIBOR + 2.00%)	4.500	09/07/2023	72,574,228
52,824,978	McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	6.243	09/30/2024	53,010,922
48,412,869	Tempo Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.493	05/01/2024	48,448,452
	Western Digital Corp.
47,340,650	First Lien Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.231	04/29/2023	46,595,035
62,411,298	Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	4.010	02/27/2023	60,929,030

				341,501,916

	Electric—1.0%
58,740,497	Vistra Operations Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.493	08/04/2023	58,635,645

	Engineering & Construction—0.9%
50,835,967	Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.960	06/21/2024	49,795,609

	Entertainment—5.4%
45,915,051	Alpha Topco Ltd., First Lien Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.993	02/01/2024	45,111,538
41,885,077	Aristocrat Technologies, Inc., Term Loan B-3 (Australia) (3 mo. USD LIBOR + 1.75%)	4.526	10/19/2024	41,651,777
60,398,519	Crown Finance US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	02/28/2025	60,109,210
60,448,308	Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.313	08/14/2024	60,016,707
57,772,882	Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.303	07/10/2025	57,878,029
44,353,396	William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.317	05/18/2025	43,207,526

				307,974,787

	Food—1.6%
56,084,981	JBS USA Lux SA, First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	5.260	10/30/2022	56,037,028
36,541,760	US Foods, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.493	06/27/2023	36,395,593

				92,432,621

	Healthcare-Products—1.4%
25,296,508	athenahealth, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.067	02/11/2026	25,217,456
53,087,124	Ortho-Clinical Diagnostics, Inc., First Lien Term Loan (Luxembourg) (1 mo. USD LIBOR + 3.25%)	5.752	06/30/2025	52,656,588

				77,874,044

	Healthcare-Services—4.9%
50,068,822	DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.243	06/24/2021	50,064,316
100,881,000	Envision Healthcare Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.243	10/10/2025	97,205,401
15,000,000	Lifepoint Health, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	4.433	11/16/2025	15,006,225
58,578,575	MPH Acquisition Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.553	06/07/2023	58,102,624
56,002,893	Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	08/18/2022	55,824,803

				276,203,369

	Insurance—5.1%
	Asurion LLC
37,021,746	First Lien Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.493	11/03/2024	37,075,798
43,039,439	Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.993	08/04/2025	43,864,290
46,132,976	Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.493	08/04/2022	46,207,250
58,026,750	Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.493	11/03/2023	58,099,284
56,706,306	HUB International Ltd., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.510	04/25/2025	56,264,848
45,255,832	USI, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.803	05/16/2024	44,916,413

				286,427,883

	Internet—0.9%
47,865,228	Go Daddy Operating Co. LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.743	02/15/2024	47,835,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Investment Companies—1.4%
$81,403,383	RPI Finance Trust, Term Loan B-6 (1 mo. USD LIBOR + 2.00%)	4.493%	03/27/2023	$81,378,148

	Lodging—4.4%
81,716,728	Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.243	12/23/2024	81,589,250
43,736,097	Golden Nugget, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	5.240	10/04/2023	43,608,606
54,366,347	Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	4.240	10/25/2023	54,431,587
68,725,224	Las Vegas Sands LLC/Venetian Casino Resort LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	4.243	03/27/2025	68,351,703

				247,981,146

	Machinery-Construction & Mining—1.4%
50,593,573	Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.243	08/01/2025	50,755,725
29,071,278	Cortes NP Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	6.567	11/30/2023	28,235,479

				78,991,204

	Media—7.8%
105,466,613	Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.500	04/30/2025	105,334,780
50,586,839	CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.739	07/17/2025	50,085,524
57,174,940	iHeartCommunications, Inc., Term Loan D (1 mo. USD LIBOR + 6.75%)(c)(d)	11.317	01/30/2020	40,332,060
42,272,971	Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.517	10/04/2023	42,088,238
	Numericable-SFR SA
28,768,619	Term Loan B-12 (France) (1 mo. USD LIBOR + 4.00%)	6.176	01/31/2026	27,932,603
14,557,990	Term Loan B-13 (France) (1 mo. USD LIBOR + 3.69%)	6.489	08/14/2026	14,201,319
47,380,961	Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.493	02/01/2024	47,199,729
31,406,025	Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	03/15/2024	29,299,151
29,428,193	Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.989	01/15/2026	29,268,398
34,841,535	WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.731	08/18/2023	34,395,215
23,304,368	Ziggo Secured Finance Partnership, Term Loan E (Netherlands) (1 mo. USD LIBOR + 2.50%)	4.989	04/15/2025	23,056,992

				443,194,009

	Oil & Gas—0.7%
49,201,723	Seadrill Operating LP, First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 6.00%)	8.803	02/21/2021	41,280,246

	Oil & Gas Services—0.8%
46,776,487	McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.493	05/12/2025	45,128,551

	Packaging & Containers—0.6%
34,998,140	Reynolds Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	02/05/2023	34,896,995

	Pharmaceuticals—6.2%
45,705,497	Amneal Pharmaceuticals LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.067	05/04/2025	45,762,629
90,907,144	Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	03/01/2024	90,360,338
57,213,309	Endo LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.817	04/29/2024	57,398,108
74,129,626	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain) (3 mo. USD LIBOR + 2.25%)	4.667	01/31/2025	73,969,877
80,538,581	Valeant Pharmaceuticals International, Inc., First Lien Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	5.512	06/01/2025	80,689,590

				348,180,542

	Real Estate—0.7%
42,305,859	DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.743	08/21/2025	42,100,887

	REITs—0.2%
17,812	Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.493	10/24/2022	16,498
9,500,000	VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.481	12/20/2024	9,462,048

				9,478,546

	Retail—7.7%
67,727,905	Bass Pro Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.493	09/25/2024	67,692,686
34,336,834	Harbor Freight Tools USA, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	08/18/2023	33,977,499
32,806,686	Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.990	01/30/2023	32,567,853
52,310,801	Neiman Marcus Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.763	10/25/2020	48,195,772
102,336,086	New Red Finance, Inc., Term Loan B-3 (Canada) (1 mo. USD LIBOR + 2.25%)	4.743	02/16/2024	101,723,093
40,514,557	Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.994	01/26/2023	31,860,242
75,828,536	PetSmart, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	5.520	03/11/2022	64,962,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Retail (continued)
$54,408,823	Staples, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.509%	09/12/2024	$54,134,330

				435,114,161

	Semiconductors—0.2%
11,054,841	Microchip Technology, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.567	05/29/2025	11,041,023

	Software—9.3%
61,020,176	Boxer Parent Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	7.053	10/02/2025	60,759,315
66,923,644	Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.303	06/13/2024	66,376,209
	First Data Corp.
79,312,606	First Lien Term Loan A (1 mo. USD LIBOR + 2.00%)	4.490	04/26/2024	79,301,502
19,183,822	First Lien Term Loan D (1 mo. USD LIBOR + 2.00%)	4.490	07/08/2022	19,180,273
8,200,000	Term Loan A (1 mo. USD LIBOR + 1.50%)	3.990	10/26/2023	8,170,972
39,217,519	Infor (US), Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	5.243	02/01/2022	39,271,835
42,045,042	Kronos, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.736	11/01/2023	41,939,929
5,639,226	MA Finance Co. LLC, Term Loan B-3 (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.993	06/21/2024	5,589,883
47,254,662	Micro Holding LP, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.240	09/13/2024	47,087,616
49,786,654	Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	5.737	11/03/2023	47,600,771
38,072,622	Seattle Spinco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	06/21/2024	37,739,487
	SS&C Technologies, Inc.
53,983,526	Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.743	04/16/2025	53,810,509
20,682,150	Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.743	04/16/2025	20,615,864

				527,444,165

	Telecommunications—7.9%
56,375,500	Avaya, Inc., Term Loan B (2 mo. USD LIBOR + 4.25%)	6.759	12/15/2024	56,418,064
104,622,975	CenturyLink, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	5.243	01/31/2025	103,175,516
8,882,642	CommScope, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.817	04/01/2026	8,924,301
85,910,936	Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.731	02/22/2024	85,734,818
51,303,600	SBA Senior Finance II LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.500	04/11/2025	50,892,658
63,361,034	Sprint Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	5.000	02/02/2024	62,701,129
40,009,859	Telesat LLC, Term Loan B-4 (Canada) (3 mo. USD LIBOR + 2.50%)	5.310	11/17/2023	39,993,055
43,146,879	West Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	6.630	10/10/2024	40,998,380

				448,837,921

	Trucking & Leasing—1.5%
84,099,104	Avolon TLB Borrower 1 US LLC, Term Loan B-3 (Ireland) (1 mo. USD LIBOR + 2.00%)	4.480	01/15/2025	84,184,464

	Waste & Environmental Services & Equipment—0.8%
46,201,007	GFL Environmental, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.567	05/30/2025	45,529,476

	Total Variable Rate Senior Loan Interests (Cost $5,127,301,394)			5,090,964,474

	Corporate Bonds—4.6%
	Aerospace/Defense—0.6%
32,081,000	TransDigm, Inc.(e)	6.250	03/15/2026	32,883,025

	Computers—0.5%
24,793,000	Dell International LLC(e)	5.450	06/15/2023	26,081,781

	Entertainment—0.4%
23,000,000	Scientific Games International, Inc.(e)	5.000	10/15/2025	22,338,750

	Media—1.9%
24,174,000	iHeartCommunications, Inc.(c)(d)	9.000	12/15/2019	16,921,800
1,874,000	Univision Communications, Inc.(e)	6.750	09/15/2022	1,895,082
42,598,000	Univision Communications, Inc.(e)	5.125	05/15/2023	38,764,180
25,600,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.250	01/15/2026	25,722,624
5,000,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.500	08/15/2026	4,987,500
21,650,000	Ziggo BV (Netherlands)(e)	5.500	01/15/2027	20,946,375

				109,237,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers—0.5%
$25,681,354	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.750%	10/15/2020	$25,764,819
3,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (3 mo. USD LIBOR + 3.50%)(e)(f)	6.287	07/15/2021	3,026,250

				28,791,069

	Software—0.6%
36,000,000	First Data Corp.(e)	5.000	01/15/2024	36,967,860

	Telecommunications—0.1%
4,211,000	CommScope, Inc.(e)	6.000	03/01/2026	4,316,275

	Total Corporate Bonds (Cost $267,986,646)			260,616,321

Number of Shares
	Money Market Fund—10.4%
587,532,188	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(g) (Cost $587,532,188)			587,532,188

	Total Investments in Securities (Cost $5,982,820,228)—104.8%			5,939,112,983

	Other assets less liabilities—(4.8)%			(274,378,379)

	Net Assets—100.0%			$5,664,734,604

Investment Abbreviations:

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at February 28, 2019 was $57,253,860, which represented 1.01% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.
(e)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $217,929,702, which represented 3.85% of the Fund’s Net Assets.

(f)	Variable rate coupon. Stated interest rate was in effect at February 28, 2019.
(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Assets and Liabilities

February 28, 2019

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$5,351,580,795
Affiliated investments in securities, at value	587,532,188
Receivables:
Investments sold	21,033,797,547
Shares sold	132,370,163
Dividends and interest	15,074,919

Total Assets	27,120,355,612

Liabilities:
Due to custodian	601,088
Payables:
Investments purchased	21,452,467,985
Accrued unitary management fees	2,551,935

Total Liabilities	21,455,621,008

Net Assets	$5,664,734,604

Net Assets Consist of:
Shares of beneficial interest	$6,273,817,680
Distributable earnings	(609,083,076)

Net Assets	$5,664,734,604

Shares outstanding (unlimited amount authorized, $0.01 par value)	248,200,000
Net asset value	$22.82

Market price	$22.80

Unaffiliated investments in securities, at cost	$5,395,288,040

Affiliated investments in securities, at cost	$587,532,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Operations

For the six months ended February 28, 2019

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Investment Income:
Interest income	$159,586,297
Affiliated dividend income	4,132,217
Unaffiliated dividend income	1,005
Other income	37,397

Total Income	163,756,916

Expenses:
Unitary management fees	20,384,454
Tax expenses	5,302

Total Expenses	20,389,756

Less: Waivers	(354,031)

Net Expenses	20,035,725

Net Investment Income	143,721,191

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from Investment securities	(102,497,064)
Net change in unrealized appreciation on investment securities	437,859

Net realized and unrealized gain (loss)	(102,059,205)

Net increase in net assets resulting from operations	$41,661,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Changes in Net Assets

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$143,721,191	$266,636,693	$301,995,507
Net realized gain (loss)	(102,497,064)	(36,002,170)	2,445,393
Net change in unrealized appreciation (depreciation)	437,859	3,991,124	(26,652,918)

Net increase in net assets resulting from operations	41,661,986	234,625,647	277,787,982

Distributions to Shareholders from:
Distributable earnings(a)	(154,177,015)	(254,162,486)	(301,436,634)

Shareholder Transactions:
Proceeds from shares sold	1,624,160,136	1,435,514,951	3,177,332,078
Value of shares repurchased	(3,234,087,680)	(2,804,958,662)	(852,914,348)
Transaction fees	8,950,616	3,376,366	4,314,451

Net increase (decrease) in net assets resulting from shares transactions	(1,600,976,928)	(1,366,067,345)	2,328,732,181

Increase (Decrease) in Net Assets	(1,713,491,957)	(1,385,604,184)	2,305,083,529

Net Assets:
Beginning of period	7,378,226,561	8,763,830,745	6,458,747,216

End of period	$5,664,734,604	$7,378,226,561	$8,763,830,745

Changes in Shares Outstanding:
Shares sold	70,900,000	62,100,000	136,500,000
Shares repurchased	(141,900,000)	(121,500,000)	(36,800,000)
Shares outstanding, beginning of period	319,200,000	378,600,000	278,900,000

Shares outstanding, end of period	248,200,000	319,200,000	378,600,000

(a)

The Securities and Exchange Commission eliminated the requirement to disclose the distribution components seperately, except for tax return of capital. For the ten months ended August 31, 2018 and the year ended October 31, 2017, distributions to shareholders from distributable earnings consisted of distributions from net investment income.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Cash Flows

For the six months ended February 28, 2019

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$41,661,986

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating Activities:
Purchases of investments	(2,110,439,325)
Proceeds from disposition of investments sold	3,557,454,563
Amortization of premiums and accretion of discounts on investments	1,298,897
Net cash paid for purchases, sales, and maturities of short-term investments	(1,465,310)
(Increase) in receivable for investments sold	(20,910,059,693)
(Increase) Decrease in interest receivable	1,811,208
Increase in payable for investments purchased	21,246,717,210
Increase (Decrease) in payable for accrued expenses	(1,521,054)
Net realized (gain) loss on investments	102,497,064
Net change in unrealized (appreciation) on investments	(437,859)

Net cash provided by operating activities	1,885,855,701

Cash Provided By (Used In) Financing Activities:
Increase in payable for amount due to custodian	601,088
Distributions paid to shareholders	(154,177,015)
Proceeds from shares of beneficial interest sold	1,491,789,973
Disbursements for shares of beneficial interest repurchased	(3,234,087,680)
Net proceeds from transaction fees	8,950,616

Net cash provided by (used in) financing activities	(1,886,923,018)

Net increase in cash and cash equivalents	40,594,669

Cash and cash equivalents at beginning of period	546,937,519

Cash and cash equivalents at end of period	$587,532,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Year Ended October 31,
					2017		2016	2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.11		$23.15		$23.16		$23.05	$24.43		$24.78		$24.76
Net investment income(a)	0.52		0.77		0.82		0.99	0.92		1.00		1.06
Net realized and unrealized gain (loss) on investments	(0.27)		(0.08)		(0.02)		0.15	(1.39)		(0.36)		0.04
Total from investment operations	0.25		0.69		0.80		1.14	(0.47)		0.64		1.10
Distributions to shareholders from:
Net investment income	(0.57)		(0.74)		(0.82)		(0.99)	(0.92)		(1.00)		(1.10)
Return of capital	—		—		—		(0.08)	(0.00	)(b)	(0.00	)(b)	(0.02)
Total distributions	(0.57)		(0.74)		(0.82)		(1.07)	(0.92)		(1.00)		(1.12)
Transaction fees(a)	0.03		0.01		0.01		0.04	0.01		0.01		0.04
Net asset value at end of period	$22.82		$23.11		$23.15		$23.16	$23.05		$24.43		$24.78
Market price at end of period(c)	$22.80		$23.05		$23.12		$23.19	$23.01		$24.37		$24.83
Net Asset Value Total Return(d)	1.27%		3.07%		3.54%		5.32%	(1.96)%		2.66%		4.70%
Market Price Total Return(d)	1.46%		2.93%		3.27%		5.64%	(1.89)%		2.21%		4.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,664,735		$7,378,227		$8,763,831		$6,458,747	$4,808,978		$6,270,919		$6,064,711
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(e)(f)	0.63	%(e)(f)	0.63	%(f)	0.64%	0.65	%(f)	0.64%		0.65	%(f)
Expenses, prior to Waivers	0.65	%(e)(f)	0.65	%(e)(f)	0.65	%(f)	0.65%	0.65	%(f)	0.65%		0.65	%(f)
Net investment income, after Waivers and Interest Expenses	4.58	%(e)	3.99	%(e)	3.52%		4.33%	3.82%		4.03%		4.30%
Portfolio turnover rate(g)	36%		74%		71%		81%	43%		61%		47%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	“Senior Loan ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

13

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

14

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s recent raising of the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and the Fund’s transaction costs.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of loans than are in the Underlying Index. As a result, an adverse development respecting a borrower of a loan held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the loans in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, an investment in Shares may be less tax efficient than an investment in shares of conventional ETF’s, which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment

15

grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of the financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/asked spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As

16

such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

G. Country Determination

For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

H. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

17

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

J. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

As compensation for its services, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund’s line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund. Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended February 28, 2019, the Adviser waived fees of $354,031.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

18

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$5,090,964,474	$—	$5,090,964,474
Corporate Bonds	—	260,616,321	—	260,616,321
Money Market Fund	587,532,188	—	—	587,532,188

Total Investments	$587,532,188	$5,351,580,795	$—	$5,939,112,983

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Fund as of August 31, 2018:

Post-effective/no expiration
Short-Term	Long-Term	Total*
$102,383,972	$363,072,051	$465,456,023
*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) were $2,110,439,325 and $3,557,454,563, respectively.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$18,954,146
Aggregate unrealized depreciation of investments	(62,661,391)

Net unrealized appreciation (depreciation) of investments	$(43,707,245)

Cost of investments for tax and financial reporting purposes is the same.

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such

19

Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8. Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period ended February 28, 2019, there were no interests in senior loans purchased by the Fund on a participation basis.

Note 9. Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $750,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six-month period ended February 28, 2019, there were no outstanding borrowings from the line of credit.

Note 10. Capital

Shares are created and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

20

Fees and Expenses

As a shareholder of the Invesco Senior Loan ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Senior Loan ETF (BKLN)
Actual	$1,000.00	$1,012.70	0.64%	$3.19
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.64	3.21

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

21

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

DWAS	Invesco DWA SmallCap Momentum ETF

DWIN	Invesco DWA Tactical Multi-Asset Income ETF

DWTR	Invesco DWA Tactical Sector Rotation ETF

PSCD	Invesco S&P SmallCap Consumer Discretionary ETF

PSCC	Invesco S&P SmallCap Consumer Staples ETF

PSCE	Invesco S&P SmallCap Energy ETF

PSCF	Invesco S&P SmallCap Financials ETF

PSCH	Invesco S&P SmallCap Health Care ETF

PSCI	Invesco S&P SmallCap Industrials ETF

PSCT	Invesco S&P SmallCap Information Technology ETF

PSCM	Invesco S&P SmallCap Materials ETF

PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco DWA SmallCap Momentum ETF (DWAS)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Health Care	31.8
Information Technology	16.5
Industrials	14.3
Financials	11.6
Consumer Discretionary	11.2
Communication Services	4.4
Real Estate	3.3
Consumer Staples	2.8
Materials	2.3
Utilities	1.0
Energy	0.8
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—4.4%
50,725	Care.com, Inc.(b)	$1,277,763
105,947	Glu Mobile, Inc.(b)	951,404
42,519	Iridium Communications, Inc.(b)	905,229
47,527	Liberty TripAdvisor Holdings, Inc., Series A(b)	717,182
20,738	Marcus Corp. (The)	879,084
28,461	Nexstar Media Group, Inc., Class A(c)	2,781,494
122,374	QuinStreet, Inc.(b)	1,638,588
15,251	United States Cellular Corp.(b)	712,069
15,416	World Wrestling Entertainment, Inc., Class A	1,290,319

		11,153,132

	Consumer Discretionary—11.2%
17,115	Adtalem Global Education, Inc.(b)	824,943
11,730	America’s Car-Mart, Inc.(b)	957,168
70,041	Chegg, Inc.(b)	2,775,725
83,448	Clarus Corp.	1,016,397
47,952	Crocs, Inc.(b)	1,231,407
6,860	Deckers Outdoor Corp.(b)	1,014,937
57,468	Denny’s Corp.(b)	1,003,391
10,595	Dine Brands Global, Inc.	1,051,024
25,327	Dorman Products, Inc.(b)	2,048,954
70,524	Eldorado Resorts, Inc.(b)	3,399,962
17,450	Fox Factory Holding Corp.(b)	1,105,981
18,272	Genesco, Inc.(b)	881,990
40,892	Guess?, Inc.	915,572
6,910	Helen of Troy Ltd.(b)	774,680
89,684	Houghton Mifflin Harcourt Co.(b)	709,400
34,939	K12, Inc.(b)	1,119,446

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
40,115	KB Home	$915,023
13,513	RH(b)(c)	2,075,462
33,423	Rocky Brands, Inc.	1,001,019
33,421	SeaWorld Entertainment, Inc.(b)	912,059
24,580	Shoe Carnival, Inc.(c)	937,481
7,077	Strategic Education, Inc.	925,530
13,133	Wingstop, Inc.	874,789

		28,472,340

	Consumer Staples—2.8%
3,165	Boston Beer Co., Inc. (The), Class A(b)	989,252
25,429	Chefs’ Warehouse, Inc. (The)(b)	813,982
48,788	Freshpet, Inc.(b)	2,011,041
13,011	Inter Parfums, Inc.	959,822
5,342	J&J Snack Foods Corp.	829,506
7,006	USANA Health Sciences, Inc.(b)	690,091
5,227	WD-40 Co.	935,476

		7,229,170

	Energy—0.8%
24,105	CVR Energy, Inc.	977,217
48,183	Matrix Service Co.(b)	1,006,543

		1,983,760

	Financials—11.6%
12,072	Argo Group International Holdings Ltd.	839,125
48,804	Blucora, Inc.(b)	1,312,340
24,389	Cathay General Bancorp	947,269
32,052	eHealth, Inc.(b)	1,711,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA SmallCap Momentum ETF (DWAS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
21,423	Enterprise Financial Services Corp.	$967,891
39,678	FedNat Holding Co.	724,123
25,110	First Bancorp	984,061
104,191	First BanCorp/Puerto Rico	1,199,238
33,536	First Defiance Financial Corp.	1,037,604
26,138	First Merchants Corp.	1,055,714
18,089	Heartland Financial USA, Inc.	878,944
124,827	Independent Bank Corp./MI	2,902,228
5,578	Investors Title Co.	950,547
15,481	Kinsale Capital Group, Inc.	1,033,512
3,890	LendingTree, Inc.(b)(c)	1,240,715
50,544	NMI Holdings, Inc., Class A(b)	1,220,638
52,895	OFG Bancorp	1,094,397
30,860	Old Line Bancshares, Inc.	883,830
175,054	Old Second Bancorp, Inc.	2,499,771
20,102	RLI Corp.	1,417,593
32,629	Seacoast Banking Corp. of Florida(b)	946,894
40,148	TriState Capital Holdings, Inc.(b)	907,746
93,146	United Community Financial Corp.	933,323
20,640	Universal Insurance Holdings, Inc.	805,786
33,908	Virtu Financial, Inc., Class A	852,447

		29,347,633

	Health Care—31.8%
13,710	Addus HomeCare Corp.(b)	921,449
7,635	Amedisys, Inc.(b)	949,030
20,475	AMN Healthcare Services, Inc.(b)	1,023,955
204,710	Arrowhead Pharmaceuticals, Inc.(b)(c)	3,995,939
28,162	AtriCure, Inc.(b)	899,494
1,157	Atrion Corp.	909,830
105,216	BioCryst Pharmaceuticals, Inc.(b)	869,084
23,647	Biohaven Pharmaceutical Holding Co., Ltd.(b)	1,039,995
39,141	BioTelemetry, Inc.(b)	2,924,615
136,470	CareDx, Inc.(b)	4,246,946
161,780	Codexis, Inc.(b)	3,497,684
49,654	Collegium Pharmaceutical, Inc.(b)	873,414
13,076	CorVel Corp.(b)	880,015
36,183	CryoLife, Inc.(b)	1,070,293
39,892	Denali Therapeutics, Inc.(b)	868,050
122,412	Dicerna Pharmaceuticals, Inc.(b)	1,494,651
31,994	Editas Medicine, Inc.(b)(c)	660,036
13,676	Emergent BioSolutions, Inc.(b)	797,995
20,444	Ensign Group, Inc. (The)	1,010,956
61,208	Fate Therapeutics, Inc.(b)	961,578
103,527	Fluidigm Corp.(b)	1,145,009
12,702	Genomic Health, Inc.(b)	964,971
14,281	Glaukos Corp.(b)	1,059,222
33,062	Heska Corp.(b)	2,704,141
31,027	HMS Holdings Corp.(b)	1,069,190
34,747	Homology Medicines, Inc.(b)	1,024,342
43,330	Horizon Pharma PLC(b)	1,257,003
48,444	Innoviva, Inc.(b)	760,571
19,375	Inspire Medical Systems, Inc.(b)	1,201,250
13,450	Integer Holdings Corp.(b)	1,223,412
79,204	Kindred Biosciences, Inc.(b)	856,987
38,316	Kiniksa Pharmaceuticals Ltd., Class A(b)	687,772
38,965	Krystal Biotech, Inc.(b)(c)	871,257

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
8,921	LHC Group, Inc.(b)	$978,544
15,564	Medpace Holdings, Inc.(b)	855,242
19,772	Merit Medical Systems, Inc.(b)	1,101,894
85,343	Mirati Therapeutics, Inc.(b)	6,212,970
27,798	MyoKardia, Inc.(b)	1,246,740
57,025	NanoString Technologies, Inc.(b)	1,452,427
55,884	Novocure Ltd.(b)	3,001,530
13,629	Omnicell, Inc.(b)	1,157,784
15,214	Orthofix Medical, Inc.(b)	929,575
25,392	OrthoPediatrics Corp.(b)	1,043,865
122,475	Quotient Ltd.(b)(c)	1,294,561
190,084	R1 RCM, Inc.(b)	1,879,931
56,968	Ra Pharmaceuticals, Inc.(b)	1,097,773
15,271	Repligen Corp.(b)	908,930
52,172	SeaSpine Holdings Corp.(b)	800,318
483,284	SIGA Technologies, Inc.(b)	3,276,666
43,410	Simulations Plus, Inc.	890,339
15,809	Surmodics, Inc.(b)	922,455
30,732	Tabula Rasa HealthCare, Inc.(b)	1,693,641
9,664	US Physical Therapy, Inc.	1,065,359
32,453	Vanda Pharmaceuticals, Inc.(b)	656,849
69,786	Veracyte, Inc.(b)	1,410,375
50,082	Vericel Corp.(b)	937,034
27,964	Vocera Communications, Inc.(b)	926,727

		80,461,665

	Industrials—14.3%
25,387	AAON, Inc.	1,011,926
35,567	Aerojet Rocketdyne Holdings, Inc.(b)	1,324,871
12,600	Albany International Corp., Class A	977,130
17,815	Allied Motion Technologies, Inc.	741,995
60,311	Ameresco, Inc., Class A(b)	987,291
42,727	CAI International, Inc.(b)	1,006,648
75,833	Casella Waste Systems, Inc., Class A(b)	2,675,388
42,028	CBIZ, Inc.(b)	867,038
15,136	Chart Industries, Inc.(b)	1,336,206
19,351	Comfort Systems USA, Inc.	1,037,601
46,456	DMC Global, Inc.	2,182,503
22,150	Ducommun, Inc.(b)	939,824
11,032	EnerSys	814,382
16,195	Exponent, Inc.	917,123
13,180	FTI Consulting, Inc.(b)	977,429
116,373	Great Lakes Dredge & Dock Corp.(b)	1,035,720
58,683	Harsco Corp.(b)	1,313,326
34,603	Heritage-Crystal Clean, Inc.(b)	836,008
12,404	ICF International, Inc.	936,750
10,731	Kadant, Inc.	938,426
68,759	Kratos Defense & Security Solutions, Inc.(b)	1,181,967
15,776	McGrath RentCorp.	944,036
27,741	Mercury Systems, Inc.(b)	1,762,108
34,104	Northwest Pipe Co.(b)	841,346
7,418	Proto Labs, Inc.(b)	838,160
22,981	Raven Industries, Inc.	917,401
34,548	SkyWest, Inc.	1,866,974
13,809	Spirit Airlines, Inc.(b)	776,756
100,735	Sterling Construction Co., Inc.(b)	1,471,738
68,932	Sunrun, Inc.(b)	1,069,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA SmallCap Momentum ETF (DWAS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
39,187	Systemax, Inc.	$793,929
26,338	Triton International Ltd. (Bermuda)	866,784

		36,187,919

	Information Technology—16.5%
19,551	Alarm.com Holdings, Inc.(b)	1,283,132
18,400	Alteryx, Inc., Class A(b)	1,404,104
15,838	Badger Meter, Inc.	931,908
16,190	Benefitfocus, Inc.(b)	795,253
9,233	Cabot Microelectronics Corp.	1,044,252
89,506	Calix, Inc.(b)	733,949
239,992	eGain Corp.(b)	2,721,509
15,869	Envestnet, Inc.(b)	968,168
40,242	ePlus, Inc.(b)	3,599,244
17,194	Everbridge, Inc.(b)	1,215,788
29,364	EVERTEC, Inc.	840,398
140,339	Extreme Networks, Inc.(b)	1,153,586
15,989	Fabrinet (Thailand)(b)	935,356
61,925	Five9, Inc.(b)	3,284,502
21,038	Instructure, Inc.(b)	983,106
18,641	LiveRamp Holdings, Inc.(b)	1,001,954
3,909	Mesa Laboratories, Inc.	899,422
11,726	MongoDB, Inc., Class A(b)	1,190,892
72,714	PAR Technology Corp.(b)	1,961,097
26,085	PROS Holdings, Inc.(b)	1,111,221
22,185	Q2 Holdings, Inc.(b)	1,526,772
11,919	Qualys, Inc.(b)	996,786
26,531	Rapid7, Inc.(b)	1,221,222
52,229	SecureWorks Corp., Class A(b)(c)	1,158,961
18,440	Semtech Corp.(b)	1,014,938
30,144	ShotSpotter, Inc.(b)	1,505,391
9,710	SPS Commerce, Inc.(b)	1,036,834
12,955	Trade Desk, Inc. (The), Class A(b)(c)	2,559,131
42,040	Upland Software, Inc.(b)	1,475,604
23,757	Workiva, Inc.(b)	1,174,784

		41,729,264

	Materials—2.3%
17,438	Chase Corp.	1,683,639
30,344	Innospec, Inc.	2,483,960
7,821	Quaker Chemical Corp.	1,634,511

		5,802,110

	Real Estate—3.3%
13,624	Agree Realty Corp. REIT	895,506
30,431	Americold Realty Trust REIT	874,891
22,620	CorEnergy Infrastructure Trust, Inc. REIT(c)	824,725
16,011	Innovative Industrial Properties, Inc. REIT	1,264,709
24,183	Marcus & Millichap, Inc.(b)	933,948
29,187	National Storage Affiliates Trust REIT	826,576
23,809	NexPoint Residential Trust, Inc. REIT	855,695
26,508	Rexford Industrial Realty, Inc. REIT	908,694
38,677	Tier REIT, Inc. REIT	937,917

		8,322,661

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities—1.0%
12,126	American States Water Co.	$862,523
15,129	Middlesex Water Co.	890,644
15,592	Ormat Technologies, Inc.	870,501

		2,623,668

	Total Common Stocks & Other Equity Interests (Cost $220,454,156)	253,313,322

	Money Market Fund—0.0%
28,872	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $28,872)	28,872

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $220,483,028)-100.0%	253,342,194

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.5%
11,381,545	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $11,381,545)	11,381,545

	Total Investments in Securities (Cost $231,864,573)—104.5%	264,723,739

	Other assets less liabilities—(4.5)%	(11,458,400)

	Net Assets—100.0%	$253,265,339

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

February 28, 2019

(Unaudited)

Portfolio Composition
Risk Allocation Breakdown (% of the Fund’s Net Assets)* as of February 28, 2019
Domestic Fixed Income	40.0
International Bond	39.0
Preferreds	21.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments(a)

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
268,517	Invesco Emerging Markets Sovereign Debt ETF	$7,421,810
410,209	Invesco Fundamental High Yield Corporate Bond ETF(b)	7,613,479
325,546	Invesco Global Short Term High Yield Bond ETF(b)	7,533,134
561,499	Invesco Preferred ETF	8,063,126
259,785	Invesco Taxable Municipal Bond ETF	7,694,832

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $39,911,448)—100.0%	38,326,381

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—14.1%
5,397,376	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $5,397,376)	5,397,376

	Total Investments in Securities (Cost $45,308,824)—114.1%	43,723,757

	Other assets less liabilities—(14.1)%	(5,393,878)

	Net Assets—100.0%	$38,329,879

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Tactical Sector Rotation ETF (DWTR)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)* as of February 28, 2019
Industrials	30.7
Information Technology	29.6
Utilities	21.8
Health Care	17.9
Money Market Funds Plus Other Assets Less Liabilities	0.0

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments(a)

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
140,004	Invesco DWA Healthcare Momentum ETF(b)	$11,366,925
324,926	Invesco DWA Industrials Momentum ETF	19,580,041
294,743	Invesco DWA Technology Momentum ETF	18,866,499
441,463	Invesco DWA Utilities Momentum ETF	13,879,597

	Total Investments in Securities (Cost $57,938,492)—100.0%	63,693,062

	Other assets less liabilities—(0.0)%	(12,458)

	Net Assets—100.0%	$63,680,604

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Specialty Retail	29.9
Household Durables	14.9
Auto Components	14.7
Hotels, Restaurants & Leisure	12.5
Textiles, Apparel & Luxury Goods	11.8
Internet & Direct Marketing Retail	5.6
Diversified Consumer Services	4.8
Leisure Products	3.1
Distributors	1.4
Automobiles	0.9
Multi-line Retail	0.4
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Components—14.7%
85,862	American Axle & Manufacturing Holdings, Inc.(b)	$1,382,378
38,488	Cooper Tire & Rubber Co.	1,230,076
12,707	Cooper-Standard Holdings, Inc.(b)	763,818
22,353	Dorman Products, Inc.(b)	1,808,358
29,200	Fox Factory Holding Corp.(b)	1,850,696
56,895	Garrett Motion, Inc. (Switzerland)(b)	952,422
26,818	Gentherm, Inc.(b)	1,099,538
19,384	LCI Industries	1,579,408
14,517	Motorcar Parts of America, Inc.(b)	300,357
15,519	Standard Motor Products, Inc.	765,087
17,732	Superior Industries International, Inc.	109,761

		11,841,899

	Automobiles—0.9%
22,305	Winnebago Industries, Inc.	727,812

	Distributors—1.4%
35,131	Core-Mark Holding Co., Inc.	1,106,978

	Diversified Consumer Services—4.8%
12,625	American Public Education, Inc.(b)	407,914
53,623	Career Education Corp.(b)	891,214
23,196	Regis Corp.(b)	419,616
16,687	Strategic Education, Inc.	2,182,326

		3,901,070

	Hotels, Restaurants & Leisure—12.5%
68,874	Belmond Ltd., Class A (United Kingdom)(b)	1,711,519
16,367	BJ’s Restaurants, Inc.	782,997

Number of Shares		Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
13,008	Chuy’s Holdings, Inc.(b)	$290,989
29,848	Dave & Buster’s Entertainment, Inc.	1,532,098
13,615	Dine Brands Global, Inc.	1,350,608
17,090	El Pollo Loco Holdings, Inc.(b)	258,572
17,990	Fiesta Restaurant Group, Inc.(b)	271,109
9,078	Monarch Casino & Resort, Inc.(b)	398,070
9,960	Red Robin Gourmet Burgers, Inc.(b)	302,884
22,024	Ruth’s Hospitality Group, Inc.	559,850
19,867	Shake Shack, Inc., Class A(b)	1,095,466
22,519	Wingstop, Inc.	1,499,991

		10,054,153

	Household Durables—14.9%
6,574	Cavco Industries, Inc.(b)	910,039
18,963	Ethan Allen Interiors, Inc.	380,777
16,801	Installed Building Products, Inc.(b)	732,860
21,282	iRobot Corp.(b)(c)	2,661,527
35,999	La-Z-Boy, Inc.	1,238,726
14,319	LGI Homes, Inc.(b)	846,253
21,464	M/I Homes, Inc.(b)	558,922
37,600	MDC Holdings, Inc.	1,084,384
28,877	Meritage Homes Corp.(b)	1,266,256
27,199	TopBuild Corp.(b)	1,618,340
10,595	Universal Electronics, Inc.(b)	353,767
25,319	William Lyon Homes, Class A(b)	358,264

		12,010,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Internet & Direct Marketing Retail—5.6%
20,309	Liquidity Services, Inc.(b)	$140,132
22,617	Nutrisystem, Inc.	978,864
15,866	PetMed Express, Inc.(c)	365,711
25,830	Shutterfly, Inc.(b)	1,157,442
14,274	Shutterstock, Inc.	661,315
13,080	Stamps.com, Inc.(b)	1,229,389

		4,532,853

	Leisure Products—3.1%
68,283	Callaway Golf Co.	1,175,150
22,860	Nautilus, Inc.(b)	149,276
13,419	Sturm Ruger & Co., Inc.	764,212
44,259	Vista Outdoor, Inc.(b)	394,348

		2,482,986

	Multi-line Retail—0.4%
242,054	J.C. Penney Co., Inc.(b)(c)	367,922

	Specialty Retail—29.9%
50,612	Abercrombie & Fitch Co., Class A	1,110,933
15,068	Asbury Automotive Group, Inc.(b)	1,081,732
133,341	Ascena Retail Group, Inc.(b)	296,017
28,106	Barnes & Noble Education, Inc.(b)	193,650
43,800	Barnes & Noble, Inc.	275,940
21,854	Buckle, Inc. (The)(c)	419,378
33,206	Caleres, Inc.	1,032,707
17,532	Cato Corp. (The), Class A	275,954
96,649	Chico’s FAS, Inc.	564,430
12,448	Children’s Place, Inc. (The)	1,189,531
18,754	Conn’s, Inc.(b)	442,407
52,429	DSW, Inc., Class A	1,552,423
52,593	Express, Inc.(b)	273,484
78,364	GameStop Corp., Class A(c)	916,859
15,522	Genesco, Inc.(b)	749,247
14,002	Group 1 Automotive, Inc.	870,644
43,605	Guess?, Inc.	976,316
14,564	Haverty Furniture Cos., Inc.	354,779
14,241	Hibbett Sports, Inc.(b)	264,028
11,446	Kirkland’s, Inc.(b)	133,689
17,317	Lithia Motors, Inc., Class A	1,563,206
21,964	Lumber Liquidators Holdings, Inc.(b)	259,395
17,541	MarineMax, Inc.(b)	344,330
25,356	Monro, Inc.	1,934,916
420,616	Office Depot, Inc.	1,459,537
34,142	Rent-A-Center, Inc.(b)	635,383
14,351	RH(b)(c)	2,204,170
7,699	Shoe Carnival, Inc.(c)	293,640
23,727	Sleep Number Corp.(b)	1,035,684
18,154	Sonic Automotive, Inc., Class A	272,855
38,367	Tailored Brands, Inc.	497,236
29,963	Tile Shop Holdings, Inc.	191,164
12,044	Vitamin Shoppe, Inc.(b)	88,764
14,499	Zumiez, Inc.(b)	358,125

		24,112,553

	Textiles, Apparel & Luxury Goods—11.8%
51,348	Crocs, Inc.(b)	1,318,617
34,974	Fossil Group, Inc.(b)(c)	546,993
32,248	G-III Apparel Group Ltd.(b)	1,148,351

Number of Shares		Value
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
12,682	Movado Group, Inc.	$444,251
13,030	Oxford Industries, Inc.	1,029,761
61,174	Steven Madden Ltd.	2,018,130
11,145	Unifi, Inc.(b)	246,527
16,615	Vera Bradley, Inc.(b)	158,673
72,901	Wolverine World Wide, Inc.	2,606,940

		9,518,243

	Total Common Stocks (Cost $85,932,908)	80,656,584

	Money Market Fund—0.0%
16,158	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $16,158)	16,158

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $85,949,066)—100.0%	80,672,742

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.2%
6,593,907	Invesco Government & Agency Portfolio— Institutional Class, 2.30%(d)(e) (Cost $6,593,907)	6,593,907

	Total Investments in Securities (Cost $92,542,973)—108.2%	87,266,649

	Other assets less liabilities—(8.2)%	(6,585,994)

	Net Assets—100.0%	$80,680,655

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Food Products	42.2
Personal Products	15.3
Food & Staples Retailing	15.0
Household Products	13.2
Beverages	9.5
Tobacco	4.1
Money Market Funds Plus Other Assets Less Liabilities	0.7

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.3%
	Beverages—9.5%
13,527	Coca-Cola Consolidated, Inc.	$3,352,802
41,449	MGP Ingredients, Inc.(b)	3,392,601

		6,745,403

	Food & Staples Retailing—15.0%
88,545	Andersons, Inc. (The)	3,272,623
77,193	Chefs’ Warehouse, Inc. (The)(c)	2,470,948
120,220	SpartanNash Co.	2,281,776
169,974	United Natural Foods, Inc.(c)	2,551,310

		10,576,657

	Food Products—42.2%
173,738	B&G Foods, Inc.(b)	4,277,430
34,888	Calavo Growers, Inc.	2,970,015
66,271	Cal-Maine Foods, Inc.	2,922,551
433,885	Darling Ingredients, Inc.(c)	9,536,792
305,738	Dean Foods Co.	1,226,009
39,572	J&J Snack Foods Corp.	6,144,740
29,262	John B. Sanfilippo & Son, Inc.	2,033,124
22,461	Seneca Foods Corp., Class A(c)	663,049

		29,773,710

	Household Products—13.2%
19,657	Central Garden & Pet Co.(c)	614,871
77,946	Central Garden & Pet Co., Class A(c)	2,170,796
36,472	WD-40 Co.	6,527,394

		9,313,061

	Personal Products—15.3%
1,479,703	Avon Products, Inc. (United Kingdom)(c)	4,572,282
45,777	Inter Parfums, Inc.	3,376,969
22,415	Medifast, Inc.	2,856,344

		10,805,595

	Tobacco—4.1%
48,630	Universal Corp.	2,885,704

	Total Common Stocks (Cost $72,192,294)	70,100,130

Number of Shares		Value
	Money Market Fund—0.0%
2,682	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $2,682)	$2,682

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $72,194,976)—99.3%	70,102,812

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.7%
6,847,184	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $6,847,184)	6,847,184

	Total Investments in Securities (Cost $79,042,160)—109.0%	76,949,996

	Other assets less liabilities—(9.0)%	(6,356,337)

	Net Assets—100.0%	$70,593,659

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Energy ETF (PSCE)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Energy Equipment & Services	56.6
Oil, Gas & Consumable Fuels	43.3
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Energy Equipment & Services—56.6%
137,899	Archrock, Inc.	$1,345,894
38,167	Bristow Group, Inc.(b)(c)	45,037
66,757	C&J Energy Services, Inc.(c)	1,152,893
22,759	CARBO Ceramics, Inc.(c)	92,857
38,146	Dril-Quip, Inc.(c)	1,625,401
21,810	Era Group, Inc.(c)	251,251
33,534	Exterran Corp.(c)	572,425
14,501	Geospace Technologies Corp.(c)	237,817
14,633	Gulf Island Fabrication, Inc.(c)	143,404
148,481	Helix Energy Solutions Group, Inc.(c)	1,098,759
23,842	KLX Energy Services Holdings, Inc.(c)	628,475
28,865	Matrix Service Co.(c)	602,990
347,143	Nabors Industries Ltd.	1,124,743
96,818	Newpark Resources, Inc.(c)	855,871
263,130	Noble Corp. PLC(c)	792,021
63,950	Oil States International, Inc.(c)	1,096,103
83,393	Pioneer Energy Services Corp.(c)	147,606
79,032	ProPetro Holding Corp.(c)	1,569,576
18,287	SEACOR Holdings, Inc.(c)	816,698
164,759	Superior Energy Services, Inc.(c)	771,072
134,031	TETRA Technologies, Inc.(c)	320,334
57,637	Unit Corp.(c)	896,255
82,642	US Silica Holdings, Inc.(b)	1,231,366

		17,418,848

	Oil, Gas & Consumable Fuels—43.3%
19,933	Bonanza Creek Energy, Inc.(c)	457,861
90,851	Carrizo Oil & Gas, Inc.(c)	997,544
29,618	CONSOL Energy, Inc.(c)	1,124,003
491,029	Denbury Resources, Inc.(c)	942,776
41,507	Green Plains, Inc.(b)	647,509
168,143	Gulfport Energy Corp.(c)	1,287,975
117,784	HighPoint Resources Corp.(b)(c)	305,061
162,087	Laredo Petroleum, Inc.(c)	555,958
31,935	Par Pacific Holdings, Inc.(c)	539,701
70,455	PDC Energy, Inc.(c)	2,611,767
14,305	Penn Virginia Corp.(c)	767,606
39,770	Renewable Energy Group, Inc.(c)	1,056,689
6,072	REX American Resources Corp.(c)	483,999
60,675	Ring Energy, Inc.(c)	374,365
258,660	SRC Energy, Inc.(c)	1,189,836

		13,342,650

	Total Common Stocks (Cost $42,629,294)	30,761,498

Number of Shares		Value
	Money Market Fund—0.1%
24,078	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $24,078)	$24,078

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $42,653,372)—100.0%	30,785,576

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.9%
1,213,954	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $1,213,954)	1,213,954

	Total Investments in Securities (Cost $43,867,326)—103.9%	31,999,530

	Other assets less liabilities—(3.9)%	(1,214,606)

	Net Assets—100.0%	$30,784,924

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Financials ETF (PSCF)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Banks	38.0
Equity REITs	25.2
Insurance	13.9
Thrifts & Mortgage Finance	7.1
Mortgage REITs	5.6
Consumer Finance	4.4
Capital Markets	4.1
Real Estate Management & Development	1.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Banks—38.0%
31,147	Ameris Bancorp	$1,269,863
33,088	Banc of California, Inc.	573,084
24,610	Banner Corp.	1,529,019
31,796	Berkshire Hills Bancorp, Inc.	995,851
65,879	Boston Private Financial Holdings, Inc.	783,301
63,350	Brookline Bancorp, Inc.	1,012,333
22,761	Central Pacific Financial Corp.	664,166
13,092	City Holding Co.	1,049,193
57,464	Columbia Banking System, Inc.	2,176,736
40,160	Community Bank System, Inc.	2,601,966
23,068	Customers Bancorp, Inc.(b)	493,425
80,291	CVB Financial Corp.	1,829,832
24,686	Eagle Bancorp, Inc.(b)	1,461,164
17,153	Fidelity Southern Corp.	558,845
170,321	First BanCorp/Puerto Rico	1,960,395
77,528	First Commonwealth Financial Corp.	1,090,044
76,786	First Financial Bancorp	2,129,276
52,970	First Financial Bankshares, Inc.	3,435,105
83,411	First Midwest Bancorp, Inc.	1,930,965
9,660	Franklin Financial Network, Inc.	316,848
66,334	Glacier Bancorp, Inc.	2,906,756
45,197	Great Western Bancorp, Inc.	1,697,147
24,765	Hanmi Financial Corp.	571,576
25,932	Heritage Financial Corp.	853,681
95,504	Hope Bancorp, Inc.	1,392,448
22,015	Independent Bank Corp./Rockland MA	1,874,137
35,235	LegacyTexas Financial Group, Inc.	1,470,357
20,170	National Bank Holdings Corp., Class A	728,742
34,083	NBT Bancorp, Inc.	1,316,626
34,027	OFG Bancorp	704,019
118,131	Old National Bancorp	2,100,369
17,130	Opus Bank	390,050
35,064	Pacific Premier Bancorp, Inc.	1,046,660

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Banks (continued)
10,830	Preferred Bank	$554,713
27,306	S&T Bancorp, Inc.	1,129,922
39,981	Seacoast Banking Corp. of Florida(b)	1,160,249
35,761	ServisFirst Bancshares, Inc.	1,250,562
72,556	Simmons First National Corp., Class A	1,946,678
25,844	Southside Bancshares, Inc.	897,304
9,671	Tompkins Financial Corp.	777,645
18,860	Triumph Bancorp, Inc.(b)	638,788
62,084	United Community Banks, Inc.	1,719,106
35,529	Veritex Holdings, Inc.	995,167
20,866	Westamerica Bancorporation	1,341,266

		57,325,379

	Capital Markets—4.1%
37,390	Blucora, Inc.(b)	1,005,417
26,997	Donnelley Financial Solutions, Inc.(b)	383,627
13,800	Greenhill & Co., Inc.	324,852
12,573	INTL. FCStone, Inc.(b)	546,926
25,825	Investment Technology Group, Inc.	780,690
11,590	Piper Jaffray Cos.	810,836
5,553	Virtus Investment Partners, Inc.	568,127
61,648	Waddell & Reed Financial, Inc., Class A(c)	1,141,105
90,673	WisdomTree Investments, Inc.	705,436

		6,267,016

	Consumer Finance—4.4%
19,963	Encore Capital Group, Inc.(b)(c)	682,735
26,732	Enova International, Inc.(b)	682,201
40,864	EZCORP, Inc., Class A(b)	399,241
34,396	FirstCash, Inc.	3,015,153
35,643	PRA Group, Inc.(b)	1,147,348
5,234	World Acceptance Corp.(b)	643,782

		6,570,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Equity REITs—25.2%
63,932	Acadia Realty Trust REIT	$1,821,423
27,032	Agree Realty Corp. REIT	1,776,813
29,477	American Assets Trust, Inc. REIT	1,280,481
38,711	Armada Hoffler Properties, Inc. REIT	592,278
69,568	CareTrust REIT, Inc. REIT	1,554,149
136,702	CBL & Associates Properties, Inc. REIT(c)	292,542
69,851	Cedar Realty Trust, Inc. REIT	243,081
36,351	Chatham Lodging Trust REIT	726,293
47,148	Chesapeake Lodging Trust REIT	1,420,098
13,941	Community Healthcare Trust, Inc. REIT	497,554
162,945	DiamondRock Hospitality Co. REIT	1,741,882
47,549	Easterly Government Properties, Inc. REIT	854,931
28,184	EastGroup Properties, Inc. REIT	2,977,921
52,913	Four Corners Property Trust, Inc. REIT	1,449,287
83,665	Franklin Street Properties Corp. REIT	605,735
26,310	Getty Realty Corp. REIT	866,915
59,323	Global Net Lease, Inc. REIT	1,058,322
28,139	Hersha Hospitality Trust REIT	530,420
69,471	Independence Realty Trust, Inc. REIT	719,720
7,664	Innovative Industrial Properties, Inc. REIT	605,379
52,729	iStar, Inc. REIT	461,379
65,922	Kite Realty Group Trust REIT	1,037,612
164,260	Lexington Realty Trust REIT	1,525,975
30,957	LTC Properties, Inc. REIT	1,375,110
44,134	National Storage Affiliates Trust REIT	1,249,875
39,144	NorthStar Realty Europe Corp. REIT	702,243
37,508	Office Properties Income Trust REIT	1,144,369
50,767	Pennsylvania Real Estate Investment Trust REIT(c)	312,217
15,663	PS Business Parks, Inc. REIT	2,305,124
89,330	Retail Opportunity Investments Corp. REIT	1,533,796
62,651	RPT Realty REIT	794,415
9,125	Saul Centers, Inc. REIT	517,114
82,423	Summit Hotel Properties, Inc. REIT	938,798
9,880	Universal Health Realty Income Trust REIT	735,764
23,604	Urstadt Biddle Properties, Inc., Class A REIT	493,796
145,373	Washington Prime Group, Inc. REIT(c)	840,256
31,487	Whitestone REIT	409,646

		37,992,713

	Insurance—13.9%
35,387	Ambac Financial Group, Inc.(b)	699,601
70,867	American Equity Investment Life Holding Co.	2,242,941
15,158	AMERISAFE, Inc.	956,621
14,324	eHealth, Inc.(b)	765,045
25,595	Employers Holdings, Inc.	1,066,288
5,740	HCI Group, Inc.	264,958
31,960	Horace Mann Educators Corp.	1,252,512
23,564	James River Group Holdings Ltd.	968,245
54,503	Maiden Holdings Ltd.	67,039
18,122	Navigators Group, Inc. (The)	1,264,553
42,046	ProAssurance Corp.	1,707,068
30,708	RLI Corp.	2,165,528
11,429	Safety Insurance Group, Inc.	1,021,067
46,057	Selective Insurance Group, Inc.	3,037,920
18,541	Stewart Information Services Corp.	795,965
58,012	Third Point Reinsurance Ltd. (Bermuda)(b)	620,148

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Insurance (continued)
16,672	United Fire Group, Inc.	$812,593
17,016	United Insurance Holdings Corp.	278,722
25,293	Universal Insurance Holdings, Inc.	987,439

		20,974,253

	Mortgage REITs—5.6%
88,113	Apollo Commercial Real Estate Finance, Inc. REIT	1,600,132
43,493	ARMOUR Residential REIT, Inc. REIT	872,035
67,003	Capstead Mortgage Corp. REIT	556,125
39,163	Granite Point Mortgage Trust, Inc. REIT	744,880
98,445	Invesco Mortgage Capital, Inc. REIT(d)	1,567,245
143,551	New York Mortgage Trust, Inc. REIT	861,306
53,200	PennyMac Mortgage Investment Trust REIT	1,084,216
72,784	Redwood Trust, Inc. REIT	1,113,595

		8,399,534

	Real Estate Management & Development—1.7%
30,528	HFF, Inc., Class A	1,379,865
16,582	Marcus & Millichap, Inc.(b)	640,397
13,829	RE/MAX Holdings, Inc., Class A	542,512

		2,562,774

	Thrifts & Mortgage Finance—7.1%
43,317	Axos Financial, Inc.(b)	1,398,273
24,525	Dime Community Bancshares, Inc.	490,009
22,960	Flagstar Bancorp, Inc.	749,874
21,039	HomeStreet, Inc.(b)	586,988
21,407	Meta Financial Group, Inc.	499,853
51,750	NMI Holdings, Inc., Class A(b)	1,249,762
36,546	Northfield Bancorp, Inc.	544,901
80,667	Northwest Bancshares, Inc.	1,500,406
30,001	Oritani Financial Corp.	538,518
47,987	Provident Financial Services, Inc.	1,317,243
75,431	TrustCo Bank Corp. NY	638,901
22,421	Walker & Dunlop, Inc.	1,251,092

		10,765,820

	Total Common Stocks & Other Equity Interests (Cost $144,049,247)	150,857,949

	Money Market Fund—0.0%
24,790	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $24,790)	24,790

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $144,074,037)—100.0%	150,882,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.3%
2,025,625	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $2,025,625)	$2,025,625

	Total Investments in Securities (Cost $146,099,662)—101.3%	152,908,364

	Other assets less liabilities—(1.3)%	(1,977,781)

	Net Assets—100.0%	$150,930,583

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. See Note 4.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Health Care ETF (PSCH)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Health Care Equipment & Supplies	26.0
Health Care Providers & Services	23.4
Biotechnology	19.8
Pharmaceuticals	13.3
Health Care Technology	10.8
Life Sciences Tools & Services	6.7
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—19.8%
370,930	Acorda Therapeutics, Inc.(b)	$5,467,508
324,542	AMAG Pharmaceuticals, Inc.(b)	4,832,430
133,545	Anika Therapeutics, Inc.(b)	4,357,573
514,123	Cytokinetics, Inc.(b)	3,711,968
103,348	Eagle Pharmaceuticals, Inc.(b)	5,174,634
420,213	Emergent BioSolutions, Inc.(b)	24,519,429
147,398	Enanta Pharmaceuticals, Inc.(b)	15,114,191
899,291	Momenta Pharmaceuticals, Inc.(b)	12,671,010
700,608	Myriad Genetics, Inc.(b)	21,739,866
794,457	Progenics Pharmaceuticals, Inc.(b)	3,511,500
282,046	REGENXBIO, Inc.(b)	14,590,240
365,761	Repligen Corp.(b)	21,770,095
951,014	Spectrum Pharmaceuticals, Inc.(b)	10,280,461
492,882	Vanda Pharmaceuticals, Inc.(b)	9,975,932

		157,716,837

	Health Care Equipment & Supplies—26.0%
348,839	AngioDynamics, Inc.(b)	7,817,482
242,458	CONMED Corp.	18,645,020
319,599	CryoLife, Inc.(b)	9,453,738
130,660	Cutera, Inc.(b)	2,236,899
64,182	Heska Corp.(b)	5,249,446
279,141	Integer Holdings Corp.(b)	25,390,665
311,939	Invacare Corp.	3,035,166
361,462	Lantheus Holdings, Inc.(b)	8,259,407
149,050	LeMaitre Vascular, Inc.	4,459,576
398,464	Meridian Bioscience, Inc.	6,801,781
513,971	Merit Medical Systems, Inc.(b)	28,643,604
317,446	Natus Medical, Inc.(b)	8,771,033
487,330	Neogen Corp.(b)	30,194,967
575,561	OraSure Technologies, Inc.(b)	6,187,281
177,195	Orthofix Medical, Inc.(b)	10,826,615
125,903	Surmodics, Inc.(b)	7,346,440
157,426	Tactile Systems Technology, Inc.(b)	11,965,950
356,957	Varex Imaging Corp.(b)	11,222,728

		206,507,798

Number of Shares		Value
	Common Stocks (continued)
	Health Care Providers & Services—23.4%
94,778	Addus HomeCare Corp.(b)	$6,370,030
439,119	AMN Healthcare Services, Inc.(b)	21,960,341
312,126	BioTelemetry, Inc.(b)	23,322,055
1,092,737	Community Health Systems, Inc.(b)(c)	5,409,048
86,327	CorVel Corp.(b)	5,809,807
340,658	Cross Country Healthcare, Inc.(b)	2,977,351
531,887	Diplomat Pharmacy, Inc.(b)(c)	3,430,671
460,842	Ensign Group, Inc. (The)	22,788,637
273,464	LHC Group, Inc.(b)	29,996,266
227,192	Magellan Health, Inc.(b)	15,474,047
585,147	Owens & Minor, Inc.	3,651,318
103,535	Providence Service Corp. (The)(b)	7,384,116
239,980	Quorum Health Corp.(b)	669,544
1,013,960	Select Medical Holdings Corp.(b)	15,026,887
384,868	Tivity Health, Inc.(b)	8,236,175
118,795	US Physical Therapy, Inc.	13,095,961

		185,602,254

	Health Care Technology—10.8%
112,512	Computer Programs & Systems, Inc.	3,706,145
239,971	HealthStream, Inc.	6,671,194
786,272	HMS Holdings Corp.(b)	27,094,933
449,690	NextGen Healthcare, Inc.(b)	7,869,575
371,422	Omnicell, Inc.(b)	31,552,299
159,623	Tabula Rasa HealthCare, Inc.(b)	8,796,824

		85,690,970

	Life Sciences Tools & Services—6.7%
314,331	Cambrex Corp.(b)	12,994,443
389,599	Luminex Corp.	9,926,982
243,482	Medpace Holdings, Inc.(b)	13,379,336
871,196	NeoGenomics, Inc.(b)	17,075,442

		53,376,203

	Pharmaceuticals—13.3%
884,449	Akorn, Inc.(b)	3,582,019
324,892	Amphastar Pharmaceuticals, Inc.(b)	8,073,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals (continued)
77,928	ANI Pharmaceuticals, Inc.(b)	$5,126,883
600,838	Assertio Therapeutics, Inc.(b)	2,487,469
983,930	Corcept Therapeutics, Inc.(b)(c)	12,269,607
1,871,233	Endo International PLC(b)	20,564,851
636,156	Innoviva, Inc.(b)	9,987,649
318,459	Lannett Co., Inc.(b)	2,996,699
615,838	Medicines Co. (The)(b)(c)	15,192,724
189,913	Phibro Animal Health Corp., Class A	5,564,451
489,643	Supernus Pharmaceuticals, Inc.(b)	19,997,020

		105,842,938

	Total Common Stocks (Cost $895,777,313)	794,737,000

	Money Market Fund—0.0%
130,284	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $130,284)	130,284

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $895,907,597)—100.0%	794,867,284

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.0%
15,786,693	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $15,786,693)	15,786,693

	Total Investments in Securities (Cost $911,694,290)—102.0%	810,653,977

	Other assets less liabilities—(2.0)%	(15,951,981)

	Net Assets—100.0%	$794,701,996

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Industrials ETF (PSCI)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Machinery	30.0
Commercial Services & Supplies	12.9
Aerospace & Defense	12.8
Building Products	12.2
Professional Services	10.0
Airlines	4.2
Air Freight & Logistics	3.8
Trading Companies & Distributors	3.4
Construction & Engineering	3.4
Road & Rail	3.0
Electrical Equipment	2.2
Marine	1.1
Industrial Conglomerates	1.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—12.8%
15,642	AAR Corp.	$571,402
34,577	Aerojet Rocketdyne Holdings, Inc.(b)(c)	1,287,993
10,221	Aerovironment, Inc.(c)	814,307
28,056	Axon Enterprise, Inc.(c)	1,510,255
13,710	Cubic Corp.	845,907
23,236	Mercury Systems, Inc.(c)	1,475,951
15,598	Moog, Inc., Class A	1,465,588
2,413	National Presto Industries, Inc.(b)	270,594
23,921	Triumph Group, Inc.	554,010

		8,796,007

	Air Freight & Logistics—3.8%
12,282	Atlas Air Worldwide Holdings, Inc.(c)	660,035
13,702	Echo Global Logistics, Inc.(c)	329,122
14,018	Forward Air Corp.	906,264
16,134	Hub Group, Inc., Class A(c)	693,439

		2,588,860

	Airlines—4.2%
6,126	Allegiant Travel Co.	809,245
23,715	Hawaiian Holdings, Inc.	705,521
24,910	SkyWest, Inc.	1,346,136

		2,860,902

	Building Products—12.2%
19,505	AAON, Inc.(b)	777,469
7,376	American Woodmark Corp.(b)(c)	628,435
13,528	Apogee Enterprises, Inc.	482,814

Number of Shares		Value
	Common Stocks (continued)
	Building Products (continued)
15,392	Gibraltar Industries, Inc.(c)	$623,376
16,222	Griffon Corp.	289,400
8,733	Insteel Industries, Inc.	198,676
10,951	Patrick Industries, Inc.(c)	495,095
27,812	PGT Innovations, Inc.(c)	419,405
16,877	Quanex Building Products Corp.	290,116
19,857	Simpson Manufacturing Co., Inc.	1,190,030
28,202	Trex Co., Inc.(c)	2,113,740
29,598	Universal Forest Products, Inc.	916,650

		8,425,206

	Commercial Services & Supplies—12.9%
31,609	ABM Industries, Inc.	1,127,177
23,489	Brady Corp., Class A	1,111,265
28,570	Interface, Inc.	507,117
16,003	LSC Communications, Inc.	135,385
15,398	Matthews International Corp., Class A	612,378
21,451	Mobile Mini, Inc.	772,451
6,695	Multi-Color Corp.	333,746
33,673	RR Donnelley & Sons Co.	181,161
14,383	Team, Inc.(c)	224,662
26,572	Tetra Tech, Inc.	1,594,851
7,408	UniFirst Corp.	1,065,419
10,578	US Ecology, Inc.	606,966
9,764	Viad Corp.	565,336

		8,837,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Construction & Engineering—3.4%
15,508	Aegion Corp.(c)	$269,219
23,404	Arcosa, Inc.	783,800
17,833	Comfort Systems USA, Inc.	956,205
7,950	MYR Group, Inc.(c)	266,643
13,796	Orion Group Holdings, Inc.(c)	58,633

		2,334,500

	Electrical Equipment—2.2%
12,506	AZZ, Inc.	575,526
10,021	Encore Wire Corp.	593,644
4,188	Powell Industries, Inc.	134,393
7,772	Vicor Corp.(c)	246,994

		1,550,557

	Industrial Conglomerates—1.0%
17,258	Raven Industries, Inc.	688,939

	Machinery—30.0%
29,308	Actuant Corp., Class A	716,581
4,619	Alamo Group, Inc.	443,609
13,921	Albany International Corp., Class A	1,079,574
10,945	Astec Industries, Inc.	417,661
22,657	Barnes Group, Inc.	1,315,692
20,348	Briggs & Stratton Corp.	266,762
14,978	Chart Industries, Inc.(c)	1,322,258
9,523	CIRCOR International, Inc.(c)	300,260
9,956	EnPro Industries, Inc.	682,882
12,439	ESCO Technologies, Inc.	860,654
28,916	Federal Signal Corp.	710,755
18,621	Franklin Electric Co., Inc.	990,823
15,529	Greenbrier Cos., Inc. (The)	640,571
38,549	Harsco Corp.(c)	862,727
29,927	Hillenbrand, Inc.	1,325,467
15,172	John Bean Technologies Corp.	1,421,616
5,163	Lindsay Corp.	477,423
8,356	Lydall, Inc.(c)	235,221
27,685	Mueller Industries, Inc.	914,989
12,990	Proto Labs, Inc.(c)	1,467,740
20,828	SPX Corp.(c)	757,306
20,423	SPX FLOW, Inc.(c)	705,002
6,160	Standex International Corp.	505,182
8,701	Tennant Co.	549,903
24,176	Titan International, Inc.	151,342
26,896	Wabash National Corp.	399,137
13,326	Watts Water Technologies, Inc., Class A	1,073,276

		20,594,413

	Marine—1.1%
20,498	Matson, Inc.	740,183

	Professional Services—10.0%
24,963	Exponent, Inc.	1,413,655
4,908	Forrester Research, Inc.	246,382
18,427	FTI Consulting, Inc.(c)	1,366,546
9,102	Heidrick & Struggles International, Inc.	392,387
14,967	Kelly Services, Inc., Class A	361,154
27,205	Korn Ferry	1,327,332
20,443	Navigant Consulting, Inc.	420,921
14,232	Resources Connection, Inc.	247,210
19,435	TrueBlue, Inc.(c)	447,394

Number of Shares		Value
	Common Stocks (continued)
	Professional Services (continued)
19,025	WageWorks, Inc.(c)	$625,922

		6,848,903

	Road & Rail—3.0%
12,333	ArcBest Corp.	429,559
22,810	Heartland Express, Inc.	458,253
18,559	Marten Transport Ltd.	346,125
12,336	Saia, Inc.(c)	816,150

		2,050,087

	Trading Companies & Distributors—3.4%
18,600	Applied Industrial Technologies, Inc.	1,081,404
7,676	DXP Enterprises, Inc.(c)	271,500
13,420	Kaman Corp.	826,404
6,061	Veritiv Corp.(c)	175,102

		2,354,410

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $72,965,582)—100.0%	68,670,881

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.3%
904,705	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $904,705)	904,705

	Total Investments in Securities (Cost $73,870,287)—101.3%	69,575,586

	Other assets less liabilities—(1.3)%	(869,379)

	Net Assets—100.0%	$68,706,207

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Information Technology ETF (PSCT)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Electronic Equipment, Instruments & Components	29.0
Semiconductors & Semiconductor Equipment	26.3
Software	17.3
IT Services	13.8
Communications Equipment	9.6
Technology Hardware, Storage & Peripherals	3.9
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Communications Equipment—9.6%
141,006	ADTRAN, Inc.	$2,117,910
55,661	Applied Optoelectronics, Inc.(b)(c)	751,423
102,864	CalAmp Corp.(c)	1,429,809
70,744	Comtech Telecommunications Corp.	1,874,716
81,283	Digi International, Inc.(c)	1,072,936
350,185	Extreme Networks, Inc.(c)	2,878,521
347,424	Finisar Corp.(c)	8,508,414
256,558	Harmonic, Inc.(c)	1,416,200
93,308	NETGEAR, Inc.(c)	3,345,092
675,949	Viavi Solutions, Inc.(c)	8,875,210

		32,270,231

	Electronic Equipment, Instruments & Components—29.0%
85,208	Anixter International, Inc.(c)	5,000,006
219,712	Arlo Technologies, Inc.(c)	951,353
86,150	Badger Meter, Inc.	5,069,066
29,806	Bel Fuse, Inc., Class B	728,757
129,347	Benchmark Electronics, Inc.	3,544,108
79,035	Control4 Corp.(c)	1,423,420
97,911	CTS Corp.	3,144,901
116,824	Daktronics, Inc.	948,611
40,555	ePlus, Inc.(c)	3,627,239
108,996	Fabrinet (Thailand)(c)	6,376,266
51,056	FARO Technologies, Inc.(c)	2,338,875
176,864	II-VI, Inc.(c)	7,513,183
104,994	Insight Enterprises, Inc.(c)	5,860,765
99,144	Itron, Inc.(c)	5,255,623
169,987	KEMET Corp.	3,221,254
266,935	Knowles Corp.(c)	4,345,702
109,453	Methode Electronics, Inc.	3,071,251
52,881	MTS Systems Corp.	2,818,557
49,957	OSI Systems, Inc.(c)	4,338,766
57,003	Park Electrochemical Corp.	991,282

Number of Shares		Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
93,113	Plexus Corp.(c)	$5,750,659
54,417	Rogers Corp.(c)	8,448,239
202,010	Sanmina Corp.(c)	6,452,199
75,778	ScanSource, Inc.(c)	2,845,464
273,054	TTM Technologies, Inc.(c)	3,309,415

		97,374,961

	IT Services—13.8%
110,518	Cardtronics PLC, Class A(c)	3,261,386
98,623	CSG Systems International, Inc.	4,097,786
178,662	EVERTEC, Inc.	5,113,306
101,373	ExlService Holdings, Inc.(c)	6,224,302
78,548	ManTech International Corp., Class A	4,269,084
196,991	NIC, Inc.	3,366,576
98,194	Perficient, Inc.(c)	2,809,330
117,735	Sykes Enterprises, Inc.(c)	3,483,779
388,292	Travelport Worldwide Ltd.(c)	6,103,950
41,010	TTEC Holdings, Inc.	1,405,003
150,995	Unisys Corp.(c)	2,039,943
81,436	Virtusa Corp.(c)	4,110,075

		46,284,520

	Semiconductors & Semiconductor Equipment—26.3%
113,898	Advanced Energy Industries, Inc.(c)	5,737,042
95,915	Axcelis Technologies, Inc.(c)	2,016,133
212,401	Brooks Automation, Inc.	6,820,196
84,791	Cabot Microelectronics Corp.	9,589,862
64,813	CEVA, Inc.(c)	1,803,098
120,440	Cohu, Inc.	2,154,672
117,407	Diodes, Inc.(c)	4,735,024
57,145	DSP Group, Inc.(c)	784,601
219,284	FormFactor, Inc.(c)	3,475,651
67,628	Ichor Holdings Ltd.(b)(c)	1,418,159
181,371	Kopin Corp.(c)	277,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Information Technology ETF (PSCT) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
198,776	Kulicke & Soffa Industries, Inc. (Singapore)	$4,635,456
185,714	MaxLinear, Inc.(c)	4,668,850
71,659	Nanometrics, Inc.(c)	2,039,415
82,138	PDF Solutions, Inc.(c)	978,264
202,377	Photronics, Inc.(c)	1,985,318
86,791	Power Integrations, Inc.	6,340,951
321,077	Rambus, Inc.(c)	3,297,461
94,404	Rudolph Technologies, Inc.(c)	2,131,642
194,744	Semtech Corp.(c)	10,718,710
36,794	SMART Global Holdings, Inc.(c)	1,078,432
127,267	SolarEdge Technologies, Inc.(c)	5,378,303
115,451	Ultra Clean Holdings, Inc.(c)	1,229,553
141,430	Veeco Instruments, Inc.(b)(c)	1,615,131
143,278	Xperi Corp.	3,438,672

		88,348,094

	Software—17.3%
282,224	8x8, Inc.(c)	5,551,346
52,217	Agilysys, Inc.(c)	1,091,335
103,698	Alarm.com Holdings, Inc.(c)	6,805,700
108,311	Bottomline Technologies (DE), Inc.(c)	5,402,553
66,623	Ebix, Inc.(b)	3,882,122
172,650	LivePerson, Inc.(c)	4,827,294
25,451	MicroStrategy, Inc., Class A(c)	3,601,316
122,930	Monotype Imaging Holdings, Inc.	2,409,428
92,919	OneSpan, Inc.(c)	1,979,175
132,879	Progress Software Corp.	4,887,290
100,217	Qualys, Inc.(c)	8,381,148
52,275	SPS Commerce, Inc.(c)	5,581,924
366,727	TiVo Corp.	3,678,272

		58,078,903

	Technology Hardware, Storage & Peripherals—3.9%
337,887	3D Systems Corp.(b)(c)	4,770,965
120,846	Cray, Inc.(c)	2,964,352
225,268	Diebold Nixdorf, Inc.	2,070,213
130,005	Electronics For Imaging, Inc.(c)	3,515,335

		13,320,865

	Total Common Stocks (Cost $314,916,896)	335,677,574

	Money Market Fund—0.1%
208,530	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $208,530)	208,530

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $315,125,426)—100.0%	335,886,104

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.7%
5,655,930	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $5,655,930)	$5,655,930

	Total Investments in Securities (Cost $320,781,356)—101.7%	341,542,034

	Other assets less liabilities—(1.7)%	(5,640,304)

	Net Assets—100.0%	$335,901,730

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Materials ETF (PSCM)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Chemicals	64.2
Metals & Mining	16.9
Paper & Forest Products	14.9
Containers & Packaging	2.0
Construction Materials	1.9
Specialty Chemicals	0.0
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Chemicals—64.2%
19,813	AdvanSix, Inc.(b)	$648,876
17,693	American Vanguard Corp.	332,275
20,655	Balchem Corp.	1,832,718
17,114	FutureFuel Corp.	315,582
32,471	H.B. Fuller Co.	1,639,136
6,398	Hawkins, Inc.	263,726
26,877	Ingevity Corp.(b)	3,096,768
13,007	Innophos Holdings, Inc.	431,832
15,646	Innospec, Inc.	1,280,782
13,599	Koppers Holdings, Inc.(b)	334,399
21,191	Kraton Corp.(b)	753,976
13,473	LSB Industries, Inc.(b)(c)	94,985
8,541	Quaker Chemical Corp.	1,784,984
33,859	Rayonier Advanced Materials, Inc.	477,073
10,584	Stepan Co.	995,954
16,939	Tredegar Corp.	295,077

		14,578,143

	Construction Materials—1.9%
10,596	US Concrete, Inc.(b)	425,006

	Containers & Packaging—2.0%
23,442	Myers Industries, Inc.	447,273

	Metals & Mining—16.9%
209,777	AK Steel Holding Corp.(b)(c)	633,527
32,541	Century Aluminum Co.(b)	280,829
8,291	Haynes International, Inc.	291,677
9,149	Kaiser Aluminum Corp.	1,001,632
13,460	Materion Corp.	777,719
6,059	Olympic Steel, Inc.	117,666
42,934	SunCoke Energy, Inc.(b)	425,905
26,017	TimkenSteel Corp.(b)	324,172

		3,853,127

	Paper & Forest Products—14.9%
25,866	Boise Cascade Co.	721,403

Number of Shares		Value
	Common Stocks (continued)
	Paper & Forest Products (continued)
10,915	Clearwater Paper Corp.(b)	$312,169
28,535	Mercer International, Inc. (Canada)	408,621
11,210	Neenah, Inc.	757,572
29,032	P.H. Glatfelter Co.	390,480
20,451	Schweitzer-Mauduit International, Inc.	788,591

		3,378,836

	Specialty Chemicals—0.0%
21,045	A. Schulman, Inc.(b)(d)	11,006

	Total Common Stocks (Cost $24,972,027)	22,693,391

	Money Market Fund—0.0%
8,443	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $8,443)	8,443

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $24,980,470)—99.9%	22,701,834

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.5%
561,970	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $561,970)	561,970

	Total Investments in Securities (Cost $25,542,440)—102.4%	23,263,804

	Other assets less liabilities—(2.4)%	(554,348)

	Net Assets—100.0%	$22,709,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Materials ETF (PSCM) (continued)

February 28, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

February 28, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Diversified Telecommunication Services	24.0
Media	20.0
Water Utilities	17.0
Gas Utilities	13.6
Multi-Utilities	8.8
Interactive Media & Services	5.0
Electric Utilities	4.8
Entertainment	3.9
Wireless Telecommunication Services	1.1
Money Market Fund Plus Other Assets Less Liabilities	1.8

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—98.2%
	Diversified Telecommunication Services—24.0%
28,555	ATN International, Inc.	$1,602,792
131,952	Cincinnati Bell, Inc.(b)	1,279,935
59,508	Cogent Communications Holdings, Inc.	2,898,635
187,412	Consolidated Communications Holdings, Inc.(c)	1,861,001
277,627	Frontier Communications Corp.(b)(c)	846,762
134,784	Iridium Communications, Inc.(b)	2,869,551
326,718	Vonage Holdings Corp.(b)	3,358,661

		14,717,337

	Electric Utilities—4.8%
54,425	El Paso Electric Co.	2,928,065

	Entertainment—3.9%
56,562	Marcus Corp. (The)	2,397,663

	Gas Utilities—13.6%
45,272	Northwest Natural Holding Co.	2,907,368
188,220	South Jersey Industries, Inc.	5,448,969

		8,356,337

	Interactive Media & Services—5.0%
68,582	Care.com, Inc.(b)	1,727,581
101,125	QuinStreet, Inc.(b)	1,354,064

		3,081,645

	Media—20.0%
140,245	E.W. Scripps Co. (The), Class A	2,966,182
297,046	Gannett Co., Inc.	3,487,320
142,740	New Media Investment Group, Inc.	1,901,297
68,949	Scholastic Corp.	2,917,232
58,187	TechTarget, Inc.(b)	964,740

		12,236,771

Number of Shares		Value
	Common Stocks (continued)
	Multi-Utilities—8.8%
133,971	Avista Corp.	$5,413,768

	Water Utilities—17.0%
74,944	American States Water Co.	5,330,767
98,040	California Water Service Group	5,100,041

		10,430,808

	Wireless Telecommunication Services—1.1%
47,593	Spok Holdings, Inc.	657,259

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $60,154,017)—98.2%	60,219,653

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.2%
1,991,934	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $1,991,934)	1,991,934

	Total Investments in Securities (Cost $62,145,951)—101.4%	62,211,587

	Other assets less liabilities—(1.4)%	(860,676)

	Net Assets—100.0%	$61,350,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU) (continued)

February 28, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco DWA Tactical Multi-Asset Income ETF (DWIN)	Invesco DWA Tactical Sector Rotation ETF (DWTR)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Assets:
Unaffiliated investments in securities, at value(a)	$253,313,322	$—	$—	$80,656,584
Affiliated investments in securities, at value	11,410,417	43,723,757	63,693,062	6,610,065
Receivables:
Dividends	48,272	—	2	22,514
Securities lending	2,582	23,772	216	3,106
Investments sold	—	—	—	—

Total Assets	264,774,593	43,747,529	63,693,280	87,292,269

Liabilities:
Due to custodian	8,688	12,943	5,646	—
Payables:
Collateral upon return of securities loaned	11,381,545	5,397,376	—	6,593,907
Shares repurchased	—	—	—	—
Investments purchased	—	—	—	—
Accrued unitary management fees	119,021	7,331	7,030	17,707

Total Liabilities	11,509,254	5,417,650	12,676	6,611,614

Net Assets	$253,265,339	$38,329,879	$63,680,604	$80,680,655

Net Assets Consist of:
Shares of beneficial interest	$412,433,054	$45,917,430	$76,047,821	$91,883,962
Distributable earnings	(159,167,715)	(7,587,551)	(12,367,217)	(11,203,307)

Net Assets	$253,265,339	$38,329,879	$63,680,604	$80,680,655

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,950,000	1,550,001	2,200,001	1,300,000
Net asset value	$51.16	$24.73	$28.95	$62.06

Market price	$51.16	$24.72	$28.93	$62.11

Unaffiliated investments in securities, at cost	$220,454,156	$—	$—	$85,932,908

Affiliated investments in securities, at cost	$11,410,417	$45,308,824	$57,938,492	$6,610,065

(a) Includes securities on loan with an aggregate value of:	$10,999,400	$5,267,966	$—	$6,463,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)	Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$70,100,130	$30,761,498	$149,290,704	$794,737,000	$68,670,881	$335,677,574	$22,693,391	$60,219,653
6,849,866	1,238,032	3,617,660	15,916,977	904,705	5,864,460	570,413	1,991,934

71	4,928	155,873	11,396	56,836	89,827	13,245	80,244
7,372	953	338	3,917	103	1,016	132	1,443
498,832	—	2,740,955	6,066,781	—	—	—	1,100,217

77,456,271	32,005,411	155,805,530	816,736,071	69,632,525	341,632,877	23,277,181	63,393,491

—	—	—	—	4,902	1,082	—	36,980

6,847,184	1,213,954	2,025,625	15,786,693	904,705	5,655,930	561,970	1,991,934
—	—	2,742,489	6,066,427	—	—	—	—
—	—	72,739	—	—	—	917	—
15,428	6,533	34,094	180,955	16,711	74,135	4,838	13,666

6,862,612	1,220,487	4,874,947	22,034,075	926,318	5,731,147	567,725	2,042,580

$70,593,659	$30,784,924	$150,930,583	$794,701,996	$68,706,207	$335,901,730	$22,709,456	$61,350,911

$77,851,543	$95,581,475	$133,297,169	$854,538,001	$62,117,081	$307,542,092	$26,094,596	$63,759,805
(7,257,884)	(64,796,551)	17,633,414	(59,836,005)	6,589,126	28,359,638	(3,385,140)	(2,408,894)

$70,593,659	$30,784,924	$150,930,583	$794,701,996	$68,706,207	$335,901,730	$22,709,456	$61,350,911

900,000	2,900,000	2,750,000	6,550,000	1,050,000	4,050,000	450,000	1,150,000
$78.44	$10.62	$54.88	$121.33	$65.43	$82.94	$50.47	$53.35

$78.35	$10.62	$54.86	$121.33	$65.49	$82.99	$50.64	$53.32

$72,192,294	$42,629,294	$142,285,877	$895,777,313	$72,965,582	$314,916,896	$24,972,027	$60,154,017

$6,849,866	$1,238,032	$3,813,785	$15,916,977	$904,705	$5,864,460	$570,413	$1,991,934

$6,802,585	$1,142,940	$1,990,354	$15,352,135	$856,955	$5,320,055	$508,720	$1,953,298

27

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco DWA Tactical Multi-Asset Income ETF (DWIN)	Invesco DWA Tactical Sector Rotation ETF (DWTR)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Investment Income:
Unaffiliated dividend income	$616,918	$—	$—	$574,165
Affiliated dividend income	802	1,187,388	63,416	1,001
Non-cash dividend income	—	—	—	—
Securities lending income	144,156	35,376	398	32,322
Foreign withholding tax	(970)	—	—	—

Total Income	760,906	1,222,764	63,814	607,488

Expenses:
Unitary management fees	999,821	59,663	50,060	117,056

Less: Waivers	(64)	(33)	(12)	(73)

Net Expenses	999,757	59,630	50,048	116,983

Net Investment Income (Loss)	(238,851)	1,163,134	13,766	490,505

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(50,688,456)	—	—	(1,317,280)
Affiliated investment securities	—	(1,951,018)	(2,082,868)	—
Unaffiliated in-kind redemptions	28,453,077	—	—	1,863,157
Affiliated in-kind redemptions	—	(1,214,094)	1,911,672	—

Net realized gain (loss)	(22,235,379)	(3,165,112)	(171,196)	545,877

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	(54,286,249)	—	—	(13,869,362)
Affiliated investment securities	—	1,260,512	(9,695,102)	—

Net change in unrealized appreciation (depreciation)	(54,286,249)	1,260,512	(9,695,102)	(13,869,362)

Net realized and unrealized gain (loss)	(76,521,628)	(1,904,600)	(9,866,298)	(13,323,485)

Net increase (decrease) in net assets resulting from operations	$(76,760,479)	$(741,466)	$(9,852,532)	$(12,832,980)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)	Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$613,193	$91,019	$3,038,670	$776,555	$469,665	$1,263,415	$127,589	$854,072
1,072	67	99,695	5,093	242	962	556	882
—	—	—	—	—	—	—	—
68,466	4,625	4,333	178,033	610	25,750	751	8,210
—	—	(1,662)	—	—	—	—	—

682,731	95,711	3,141,036	959,681	470,517	1,290,127	128,896	863,164

124,628	57,131	263,586	1,495,009	163,549	530,941	34,611	96,181

(92)	(6)	(188)	(361)	(22)	(79)	(46)	(63)

124,536	57,125	263,398	1,494,648	163,527	530,862	34,565	96,118

558,195	38,586	2,877,638	(534,967)	306,990	759,265	94,331	767,046

(3,585,284)	(5,475,855)	(815,968)	(41,007,793)	(1,283,535)	(716,198)	(962,413)	(1,824,091)
—	—	(24,697)	—	—	—	—	—
3,383,274	(2,059,640)	17,097,429	95,396,411	15,349,118	27,964,678	409,311	2,043,530
—	—	(117,955)	—	—	—	—	—

(202,010)	(7,535,495)	16,138,809	54,388,618	14,065,583	27,248,480	(553,102)	219,439

(10,756,019)	(12,190,732)	(37,587,976)	(306,472,650)	(38,500,188)	(73,304,064)	(2,708,156)	(4,130,746)
—	—	53,308	—	—	—	—	—

(10,756,019)	(12,190,732)	(37,534,668)	(306,472,650)	(38,500,188)	(73,304,064)	(2,708,156)	(4,130,746)

(10,958,029)	(19,726,227)	(21,395,859)	(252,084,032)	(24,434,605)	(46,055,584)	(3,261,258)	(3,911,307)

$(10,399,834)	$(19,687,641)	$(18,518,221)	$(252,618,999)	$(24,127,615)	$(45,296,319)	$(3,166,927)	$(3,144,261)

29

Statements of Changes in Net Assets

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(238,851)	$(54,527)	$635,864
Net realized gain (loss)	(22,235,379)	18,011,734	23,276,016
Net change in unrealized appreciation (depreciation)	(54,286,249)	50,876,372	31,038,733

Net increase (decrease) in net assets resulting from operations	(76,760,479)	68,833,579	54,950,613

Distributions to Shareholders from:
Distributable earnings	—	(495,961)	(705,632)

Shareholder Transactions:
Proceeds from shares sold	123,724,380	340,693,590	222,389,150
Value of shares repurchased	(247,670,327)	(183,576,402)	(203,974,345)

Net increase (decrease) in net assets resulting from shares transactions	(123,945,947)	157,117,188	18,414,805

Increase (Decrease) in Net Assets	(200,706,426)	225,454,806	72,659,786

Net Assets:
Beginning of period	453,971,765	228,516,959	155,857,173

End of period	$253,265,339	$453,971,765	$228,516,959

Changes in Shares Outstanding:
Shares sold	2,200,000	6,500,000	5,150,000
Shares repurchased	(4,900,000)	(3,600,000)	(4,800,000)
Shares outstanding, beginning of period	7,650,000	4,750,000	4,400,000

Shares outstanding, end of period	4,950,000	7,650,000	4,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)			Invesco DWA Tactical Sector Rotation ETF (DWTR)			Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$1,163,134	$2,379,870	$6,642,285	$13,766	$137,214	$895,986	$490,505	$713,141	$809,990
(3,165,112)	(3,393,858)	1,155,714	(171,196)	6,242,326	4,305,657	545,877	14,457,634	3,044,577
1,260,512	(1,723,886)	(2,518,358)	(9,695,102)	3,661,769	9,481,303	(13,869,362)	4,541,379	10,549,959

(741,466)	(2,737,874)	5,279,641	(9,852,532)	10,041,309	14,682,946	(12,832,980)	19,712,154	14,404,526

(1,547,899)	(3,343,498)	(5,282,805)	(26,335)	(179,329)	(891,782)	(639,027)	(569,275)	(893,766)

3,750,239	—	16,651,048	4,570,715	63,575,125	111,684,930	13,006,122	55,796,510	10,583,736
(25,679,948)	(43,717,814)	(23,145,887)	(19,329,941)	(53,014,995)	(229,700,916)	(11,571,381)	(48,764,104)	(31,787,168)

(21,929,709)	(43,717,814)	(6,494,839)	(14,759,226)	10,560,130	(118,015,986)	1,434,741	7,032,406	(21,203,432)

(24,219,074)	(49,799,186)	(6,498,003)	(24,638,093)	20,422,110	(104,224,822)	(12,037,266)	26,175,285	(7,692,672)

62,548,953	112,348,139	118,846,142	88,318,697	67,896,587	172,121,409	92,717,921	66,542,636	74,235,308

$38,329,879	$62,548,953	$112,348,139	$63,680,604	$88,318,697	$67,896,587	$80,680,655	$92,717,921	$66,542,636

150,000	—	600,000	150,000	2,150,000	4,550,000	200,000	850,000	200,000
(1,050,000)	(1,700,000)	(850,000)	(700,000)	(1,800,000)	(9,250,000)	(200,000)	(750,000)	(600,000)
2,450,001	4,150,001	4,400,001	2,750,001	2,400,001	7,100,001	1,300,000	1,200,000	1,600,000

1,550,001	2,450,001	4,150,001	2,200,001	2,750,001	2,400,001	1,300,000	1,300,000	1,200,000

31

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P SmallCap Consumer Staples ETF (PSCC)			Invesco S&P SmallCap Energy ETF (PSCE)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$558,195	$395,319	$846,131	$38,586	$19,719	$(29,706)
Net realized gain (loss)	(202,010)	(96,808)	5,376,686	(7,535,495)	(3,358,272)	(7,216,687)
Net change in unrealized appreciation (depreciation)	(10,756,019)	8,564,790	3,992,825	(12,190,732)	8,803,738	(3,055,667)

Net increase (decrease) in net assets resulting from operations	(10,399,834)	8,863,301	10,215,642	(19,687,641)	5,465,185	(10,302,060)

Distributions to Shareholders from:
Distributable earnings	(707,496)	(399,525)	(1,101,515)	(67,203)	(24,419)	(33,355)
Return of capital	—	—	—	—	—	(44,284)

Total distributions to shareholders	(707,496)	(399,525)	(1,101,515)	(67,203)	(24,419)	(77,639)

Shareholder Transactions:
Proceeds from shares sold	24,629,279	45,218,752	30,925,031	3,267,894	38,175,819	46,799,797
Value of shares repurchased	(32,608,882)	(18,351,655)	(55,049,184)	(13,203,505)	(31,618,448)	(40,629,050)

Net increase (decrease) in net assets resulting from shares transactions	(7,979,603)	26,867,097	(24,124,153)	(9,935,611)	6,557,371	6,170,747

Increase (Decrease) in Net Assets	(19,086,933)	35,330,873	(15,010,026)	(29,690,455)	11,998,137	(4,208,952)

Net Assets:
Beginning of period	89,680,592	54,349,719	69,359,745	60,475,379	48,477,242	52,686,194

End of period	$70,593,659	$89,680,592	$54,349,719	$30,784,924	$60,475,379	$48,477,242

Changes in Shares Outstanding:
Shares sold	300,000	550,000	450,000	300,000	2,350,000	2,700,000
Shares repurchased	(450,000)	(250,000)	(800,000)	(1,100,000)	(2,050,000)	(2,450,000)
Shares outstanding, beginning of period	1,050,000	750,000	1,100,000	3,700,000	3,400,000	3,150,000

Shares outstanding, end of period	900,000	1,050,000	750,000	2,900,000	3,700,000	3,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Financials ETF (PSCF)			Invesco S&P SmallCap Health Care ETF (PSCH)			Invesco S&P SmallCap Industrials ETF (PSCI)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$2,877,638	$4,438,052	$5,875,625	$(534,967)	$(172,684)	$(79,934)	$306,990	$622,281	$825,535
16,138,809	20,306,836	31,285,447	54,388,618	70,417,494	13,214,608	14,065,583	6,532,607	4,968,423

(37,534,668)	2,970,336	16,593,709	(306,472,650)	174,671,274	47,344,189	(38,500,188)	16,602,277	15,266,745

(18,518,221)	27,715,224	53,754,781	(252,618,999)	244,916,084	60,478,863	(24,127,615)	23,757,165	21,060,703

(6,325,729)	(3,619,319)	(5,931,081)	(51,156)	—	(47,751)	(343,781)	(571,956)	(823,198)
—	—	—	—	—	—	—	—	—

(6,325,729)	(3,619,319)	(5,931,081)	(51,156)	—	(47,751)	(343,781)	(571,956)	(823,198)

2,977,935	52,796,123	116,031,160	397,941,272	870,054,108	62,939,784	10,368,983	51,182,877	41,702,200
(94,372,590)	(64,697,993)	(105,676,237)	(523,138,398)	(180,118,071)	(53,239,975)	(71,396,063)	(19,577,737)	(19,531,894)

(91,394,655)	(11,901,870)	10,354,923	(125,197,126)	689,936,037	9,699,809	(61,027,080)	31,605,140	22,170,306

(116,238,605)	12,194,035	58,178,623	(377,867,281)	934,852,121	70,130,921	(85,498,476)	54,790,349	42,407,811

267,169,188	254,975,153	196,796,530	1,172,569,277	237,717,156	167,586,235	154,204,683	99,414,334	57,006,523

$150,930,583	$267,169,188	$254,975,153	$794,701,996	$1,172,569,277	$237,717,156	$68,706,207	$154,204,683	$99,414,334

50,000	950,000	2,250,000	2,900,000	7,000,000	750,000	150,000	750,000	750,000
(1,750,000)	(1,200,000)	(2,050,000)	(4,450,000)	(1,500,000)	(650,000)	(1,150,000)	(300,000)	(350,000)
4,450,000	4,700,000	4,500,000	8,100,000	2,600,000	2,500,000	2,050,000	1,600,000	1,200,000

2,750,000	4,450,000	4,700,000	6,550,000	8,100,000	2,600,000	1,050,000	2,050,000	1,600,000

33

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P SmallCap Information Technology ETF (PSCT)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$759,265	$1,481,497	$1,398,712
Net realized gain (loss)	27,248,480	54,558,963	94,429,501
Net change in unrealized appreciation (depreciation)	(73,304,064)	(15,469,273)	60,462,587

Net increase (decrease) in net assets resulting from operations	(45,296,319)	40,571,187	156,290,800

Distributions to Shareholders from:
Distributable earnings	(825,608)	(1,663,745)	(1,151,080)

Shareholder Transactions:
Proceeds from shares sold	32,234,613	88,536,701	198,874,614
Value of shares repurchased	(126,169,338)	(227,481,333)	(286,466,093)

Net increase (decrease) in net assets resulting from shares transactions	(93,934,725)	(138,944,632)	(87,591,479)

Increase (Decrease) in Net Assets	(140,056,652)	(100,037,190)	67,548,241

Net Assets:
Beginning of period	475,958,382	575,995,572	508,447,331

End of period	$335,901,730	$475,958,382	$575,995,572

Changes in Shares Outstanding:
Shares sold	400,000	1,100,000	2,750,000
Shares repurchased	(1,650,000)	(2,900,000)	(3,950,000)
Shares outstanding, beginning of period	5,300,000	7,100,000	8,300,000

Shares outstanding, end of period	4,050,000	5,300,000	7,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P SmallCap Materials ETF (PSCM)			Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$94,331	$294,725	$536,372	$767,046	$1,099,915	$824,823
(553,102)	2,843,768	7,515,745	219,439	239,103	4,532,270
(2,708,156)	442,622	613,006	(4,130,746)	(318,630)	6,345,264

(3,166,927)	3,581,115	8,665,123	(3,144,261)	1,020,388	11,702,357

(156,228)	(272,639)	(499,363)	(946,157)	(1,199,988)	(2,439,988)

2,331,124	5,116,032	84,882,052	25,374,888	31,729,169	33,867,163
(6,864,256)	(26,269,680)	(62,051,032)	(21,314,510)	(23,055,601)	(38,137,856)

(4,533,132)	(21,153,648)	22,831,020	4,060,378	8,673,568	(4,270,693)

(7,856,287)	(17,845,172)	30,996,780	(30,040)	8,493,968	4,991,676

30,565,743	48,410,915	17,414,135	61,380,951	52,886,983	47,895,307

$22,709,456	$30,565,743	$48,410,915	$61,350,911	$61,380,951	$52,886,983

50,000	100,000	1,800,000	450,000	600,000	650,000
(150,000)	(500,000)	(1,300,000)	(400,000)	(450,000)	(750,000)
550,000	950,000	450,000	1,100,000	950,000	1,050,000

450,000	550,000	950,000	1,150,000	1,100,000	950,000

35

Financial Highlights

Invesco DWA SmallCap Momentum ETF (DWAS)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$59.34		$48.11		$35.42	$38.19	$38.24	$37.14	$25.87
Net investment income (loss)(a)	(0.04)		(0.01)		0.14	0.15	0.02	0.01	0.04
Net realized and unrealized gain (loss) on investments	(8.14)		11.34		12.71	(2.81)	(0.04)	1.11	11.50
Total from investment operations	(8.18)		11.33		12.85	(2.66)	(0.02)	1.12	11.54
Distributions to shareholders from:
Net investment income	—		(0.10)		(0.16)	(0.11)	(0.03)	(0.01)	(0.27)
Return of capital	—		—		—	—	—	(0.01)	—
Total distributions	—		(0.10)		(0.16)	(0.11)	(0.03)	(0.02)	(0.27)
Net asset value at end of period	$51.16		$59.34		$48.11	$35.42	$38.19	$38.24	$37.14
Market price at end of period(b)	$51.16		$59.36		$48.16	$35.40	$38.18	$38.24	$37.22
Net Asset Value Total Return(c)	(13.79)%		23.60%		36.38%	(6.97)%	(0.05)%	3.03%	44.98%
Market Price Total Return(c)	(13.82)%		23.51%		36.60%	(7.00)%	(0.08)%	2.80%	45.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$253,265		$453,972		$228,517	$155,857	$416,316	$292,517	$505,046
Ratio to average net assets of:
Expenses	0.60	%(e)	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Net investment income (loss)	(0.14	)%(e)	(0.02	)%(e)	0.34%	0.41%	0.06%	0.04%	0.10%
Portfolio turnover rate(f)	86%		100%		131%	169%	141%	168%	145%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Year Ended October 31, 2017	For the Period March 7, 2016(a) Through October 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$25.53		$27.07		$27.01	$25.09
Net investment income(b)	0.60		0.73	(c)	1.56	0.84
Net realized and unrealized gain (loss) on investments	(0.57)		(1.23)		(0.25)	1.86
Total from investment operations	0.03		(0.50)		1.31	2.70
Distributions to shareholders from:
Net investment income	(0.83)		(1.04)		(1.25)	(0.78)
Net asset value at end of period	$24.73		$25.53		$27.07	$27.01
Market price at end of period(d)	$24.72		$25.51		$27.07	$27.04
Net Asset Value Total Return(e)	0.25%		(1.79)%		4.87%	10.80	%(f)
Market Price Total Return(e)	0.28%		(1.87)%		4.74%	10.92	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,330		$62,549		$112,348	$118,846
Ratio to average net assets of:
Expenses(g)	0.25	%(h)	0.25	%(h)	0.25%	0.25	%(h)
Net investment income	4.87	%(h)	3.36	%(c)(h)	5.68%	4.71	%(h)
Portfolio turnover rate(i)	24%		17%		3%	21%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a return of capital adjustment recorded during the period. Had this adjustment not been recorded, net investment income per share and the ratio of net investment income to average net assets would have been $1.28 and 5.88%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (March 10, 2016, the first day of trading on the Exchange) to October 31, 2016 was 10.88%. The market price total return from Fund Inception to October 31, 2016 was 11.05%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

Invesco DWA Tactical Sector Rotation ETF (DWTR)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,			For the Period October 7, 2015(a) Through October 31, 2015
					2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$32.12		$28.29		$24.24	$25.82		$25.17
Net investment income (loss)(b)	0.01		0.06		0.20	0.18		(0.00	)(c)
Net realized and unrealized gain (loss) on investments	(3.17)		3.85		4.02	(1.57)		0.65
Total from investment operations	(3.16)		3.91		4.22	(1.39)		0.65
Distributions to shareholders from:
Net investment income	(0.01)		(0.08)		(0.17)	(0.19)		—
Return of capital	—		—		—	(0.00	)(c)	—
Total distributions	(0.01)		(0.08)		(0.17)	(0.19)		—
Net asset value at end of period	$28.95		$32.12		$28.29	$24.24		$25.82
Market price at end of period(d)	$28.93		$32.15		$28.28	$24.24		$25.84
Net Asset Value Total Return(e)	(9.82)%		13.84%		17.50%	(5.40)%		2.58	%(f)
Market Price Total Return(e)	(9.97)%		13.99%		17.46%	(5.47)%		2.66	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,681		$88,319		$67,897	$172,121		$42,604
Ratio to average net assets of:
Expenses(g)	0.15	%(h)	0.15	%(h)	0.15%	0.15%		0.15	%(h)
Net investment income (loss)	0.04	%(h)	0.24	%(h)	0.78%	0.75%		(0.15	)%(h)
Portfolio turnover rate(i)	43%		62%		163%	49%		0	%(j)

(a)	Commencement of investment operations
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.73%. The market price total return from Fund Inception to October 31, 2015 was 1.81%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(j)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$71.32		$55.45		$46.40	$49.35	$47.26	$45.42	$32.18
Net investment income(a)	0.37		0.56		0.66	0.41	0.50	0.32	0.40
Net realized and unrealized gain (loss) on investments	(9.14)		15.78		9.12	(2.99)	2.10	1.80	13.25
Total from investment operations	(8.77)		16.34		9.78	(2.58)	2.60	2.12	13.65
Distributions to shareholders from:
Net investment income	(0.49)		(0.47)		(0.73)	(0.37)	(0.51)	(0.28)	(0.41)
Net asset value at end of period	$62.06		$71.32		$55.45	$46.40	$49.35	$47.26	$45.42
Market price at end of period(b)	$62.11		$71.31		$55.51	$46.41	$49.37	$47.27	$45.52
Net Asset Value Total Return(c)	(12.25)%		29.58%		21.15%	(5.23)%	5.43%	4.66%	42.81%
Market Price Total Return(c)	(12.17)%		29.43%		21.26%	(5.24)%	5.45%	4.45%	43.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,681		$92,718		$66,543	$74,235	$115,974	$92,148	$102,198
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	1.22	%(d)	1.07	%(d)	1.25%	0.86%	0.96%	0.69%	1.04%
Portfolio turnover rate(e)	13%		9%		19%	33%	19%	13%	10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$85.41		$72.47		$63.05	$57.26	$53.83	$48.58	$34.23
Net investment income(a)	0.51		0.56		0.94	0.90	0.61	0.28	0.28
Net realized and unrealized gain (loss) on investments	(6.83)		12.91		9.64	5.75	3.88	5.21	14.31
Total from investment operations	(6.32)		13.47		10.58	6.65	4.49	5.49	14.59
Distributions to shareholders from:
Net investment income	(0.65)		(0.53)		(1.16)	(0.86)	(0.36)	(0.24)	(0.24)
Net realized gains	—		—		—	—	(0.70)	—	—
Total distributions	(0.65)		(0.53)		(1.16)	(0.86)	(1.06)	(0.24)	(0.24)
Net asset value at end of period	$78.44		$85.41		$72.47	$63.05	$57.26	$53.83	$48.58
Market price at end of period(b)	$78.35		$85.34		$72.54	$62.99	$57.31	$53.82	$48.68
Net Asset Value Total Return(c)	(7.33)%		18.70%		16.88%	11.79%	8.43%	11.34%	42.83%
Market Price Total Return(c)	(7.36)%		18.49%		17.11%	11.59%	8.54%	11.08%	43.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$70,594		$89,681		$54,350	$69,360	$31,494	$32,295	$46,151
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	1.30	%(d)	0.89	%(d)	1.38%	1.46%	1.11%	0.57%	0.69%
Portfolio turnover rate(e)	32%		42%		62%	68%	39%	33%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

Invesco S&P SmallCap Energy ETF (PSCE)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$16.34		$14.26		$16.73	$18.12	$37.85	$48.28		$32.77
Net investment income (loss)(a)	0.01		0.00	(b)	(0.01)	0.06	0.14	0.04		0.29
Net realized and unrealized gain (loss) on investments	(5.71)		2.09		(2.44)	(1.36)	(19.74)	(10.45)		15.47
Total from investment operations	(5.70)		2.09		(2.45)	(1.30)	(19.60)	(10.41)		15.76
Distributions to shareholders from:
Net investment income	(0.02)		(0.01)		(0.01)	(0.09)	(0.13)	(0.02)		(0.25)
Return of capital	—		—		(0.01)	—	—	(0.00	)(b)	—
Total distributions	(0.02)		(0.01)		(0.02)	(0.09)	(0.13)	(0.02)		(0.25)
Net asset value at end of period	$10.62		$16.34		$14.26	$16.73	$18.12	$37.85		$48.28
Market price at end of period(c)	$10.62		$16.33		$14.30	$16.75	$18.13	$37.84		$48.42
Net Asset Value Total Return(d)	(34.93)%		14.64%		(14.69)%	(7.11)%	(51.89)%	(21.57)%		48.41%
Market Price Total Return(d)	(34.89)%		14.25%		(14.55)%	(7.05)%	(51.85)%	(21.82)%		49.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,785		$60,475		$48,477	$52,686	$37,149	$30,281		$48,279
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29	%(e)	0.29%	0.29%	0.29%	0.29%		0.29%
Net investment income (loss)	0.20	%(e)	0.04	%(e)	(0.05)%	0.38%	0.57%	0.07%		0.74%
Portfolio turnover rate(f)	26%		40%		39%	21%	38%	27%		38%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

Invesco S&P SmallCap Financials ETF (PSCF)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$60.04		$54.25		$43.73	$42.41	$40.98		$38.42		$30.41
Net investment income(a)	0.86		1.05		1.25	1.14	0.98		0.89		0.88
Net realized and unrealized gain (loss) on investments	(4.11)		5.63		10.58	1.44	1.32		2.67		8.14
Total from investment operations	(3.25)		6.68		11.83	2.58	2.30		3.56		9.02
Distributions to shareholders from:
Net investment income	(1.34)		(0.89)		(1.09)	(1.18)	(0.87)		(0.97)		(1.01)
Net realized gains	(0.57)		—		(0.22)	(0.08)	—		(0.03)		—
Total distributions	(1.91)		(0.89)		(1.31)	(1.26)	(0.87)		(1.00)		(1.01)
Net asset value at end of period	$54.88		$60.04		$54.25	$43.73	$42.41		$40.98		$38.42
Market price at end of period(b)	$54.86		$60.09		$54.31	$43.73	$42.45		$40.97		$38.50
Net Asset Value Total Return(c)	(5.02)%		12.44%		27.23%	6.29%	5.68%		9.40%		30.26%
Market Price Total Return(c)	(5.14)%		12.41%		27.37%	6.19%	5.80%		9.14%		30.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$150,931		$267,169		$254,975	$196,797	$182,347		$114,753		$97,969
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29	%(e)	0.29%	0.29%	0.29	%(d)	0.29	%(d)	0.30	%(d)
Net investment income	3.17	%(e)	2.26	%(e)	2.44%	2.73%	2.38%		2.31%		2.56%
Portfolio turnover rate(f)	8%		17%		21%	16%	16%		16%		24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights (continued)

Invesco S&P SmallCap Health Care ETF (PSCH)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$144.76		$91.43		$67.03	$66.81	$60.07	$50.90	$34.33
Net investment income (loss)(a)	(0.06)		(0.04)		(0.03)	0.00 (b)	(0.01)	0.04	0.15
Net realized and unrealized gain (loss) on investments	(23.36)		53.37		24.45	0.22	8.22	9.17	16.56
Total from investment operations	(23.42)		53.33		24.42	0.22	8.21	9.21	16.71
Distributions to shareholders from:
Net investment income	(0.01)		—		(0.02)	—	(0.03)	(0.04)	(0.14)
Net realized gains	—		—		—	—	(1.44)	—	—
Total distributions	(0.01)		—		(0.02)	—	(1.47)	(0.04)	(0.14)
Net asset value at end of period	$121.33		$144.76		$91.43	$67.03	$66.81	$60.07	$50.90
Market price at end of period(c)	$121.33		$144.99		$91.58	$67.00	$66.86	$60.03	$50.99
Net Asset Value Total Return(d)	(16.19)%		58.32%		36.44%	0.33%	13.96%	18.10%	48.85%
Market Price Total Return(d)	(16.32)%		58.31%		36.72%	0.21%	14.12%	17.81%	49.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$794,702		$1,172,569		$237,717	$167,586	$230,504	$165,200	$178,164
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29	%(e)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income (loss)	(0.10	)%(e)	(0.04	)%(e)	(0.04)%	0.01%	(0.02)%	0.08%	0.35%
Portfolio turnover rate(f)	22%		20%		19%	23%	22%	27%	16%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap Industrials ETF (PSCI)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$75.22		$62.13		$47.51	$45.55	$44.89	$42.30	$30.61
Net investment income(a)	0.18		0.36		0.53	0.34	0.45	0.34	0.32
Net realized and unrealized gain (loss) on investments	(9.79)		13.07		14.62	1.96	0.68	2.57	11.97
Total from investment operations	(9.61)		13.43		15.15	2.30	1.13	2.91	12.29
Distributions to shareholders from:
Net investment income	(0.18)		(0.34)		(0.53)	(0.34)	(0.47)	(0.32)	(0.60)
Net asset value at end of period	$65.43		$75.22		$62.13	$47.51	$45.55	$44.89	$42.30
Market price at end of period(b)	$65.49		$75.25		$62.21	$47.42	$45.57	$44.83	$42.38
Net Asset Value Total Return(c)	(12.75)%		21.69%		32.00%	5.10%	2.51%	6.87%	40.72%
Market Price Total Return(c)	(12.70)%		21.59%		32.42%	4.86%	2.69%	6.53%	41.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$68,706		$154,205		$99,414	$57,007	$70,608	$100,998	$74,027
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	0.54	%(d)	0.66	%(d)	0.94%	0.75%	0.98%	0.78%	0.88%
Portfolio turnover rate(e)	3%		2%		7%	16%	11%	15%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights (continued)

Invesco S&P SmallCap Information Technology ETF (PSCT)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$89.80		$81.13		$61.26	$51.70	$48.02	$41.59	$29.62
Net investment income(a)	0.16		0.27		0.19	0.10	0.08	0.09	0.08
Net realized and unrealized gain (loss) on investments	(6.86)		8.69		19.83	9.58	3.64	6.43	12.21
Total from investment operations	(6.70)		8.96		20.02	9.68	3.72	6.52	12.29
Distributions to shareholders from:
Net investment income	(0.16)		(0.29)		(0.15)	(0.12)	(0.04)	(0.09)	(0.32)
Net asset value at end of period	$82.94		$89.80		$81.13	$61.26	$51.70	$48.02	$41.59
Market price at end of period(b)	$82.99		$89.71		$81.23	$61.28	$51.77	$48.01	$41.67
Net Asset Value Total Return(c)	(7.44)%		11.09%		32.71%	18.75%	7.75%	15.69%	41.86%
Market Price Total Return(c)	(7.29)%		10.85%		32.84%	18.63%	7.92%	15.44%	42.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$335,902		$475,958		$575,996	$508,447	$390,315	$225,700	$210,018
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.41	%(d)	0.40	%(d)	0.26%	0.18%	0.16%	0.21%	0.23%
Portfolio turnover rate(e)	5%		15%		16%	15%	15%	10%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap Materials ETF (PSCM)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$55.57		$50.96		$38.70	$34.36	$43.97	$40.34	$30.23
Net investment income(a)	0.19		0.40		0.41	0.35	0.35	0.28	0.32
Net realized and unrealized gain (loss) on investments	(4.98)		4.54		12.19	4.36	(9.50)	3.58	10.18
Total from investment operations	(4.79)		4.94		12.60	4.71	(9.15)	3.86	10.50
Distributions to shareholders from:
Net investment income	(0.31)		(0.33)		(0.34)	(0.37)	(0.46)	(0.23)	(0.39)
Net asset value at end of period	$50.47		$55.57		$50.96	$38.70	$34.36	$43.97	$40.34
Market price at end of period(b)	$50.64		$55.57		$51.00	$38.77	$34.37	$43.95	$40.42
Net Asset Value Total Return(c)	(8.55)%		9.73%		32.62%	13.89%	(20.94)%	9.56%	35.00%
Market Price Total Return(c)	(8.24)%		9.65%		32.48%	14.07%	(20.88)%	9.30%	35.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,709		$30,566		$48,411	$17,414	$10,309	$50,564	$18,154
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	0.79	%(d)	0.91	%(d)	0.87%	1.01%	0.87%	0.63%	0.91%
Portfolio turnover rate(e)	6%		9%		21%	16%	17%	12%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights (continued)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$55.80		$55.67		$45.61	$41.99	$38.34	$34.29	$31.10
Net investment income(a)	0.62		1.14		0.87	1.06	1.02	1.00	1.00
Net realized and unrealized gain (loss) on investments	(2.30)		0.23		11.81	3.67	3.96	4.01	3.53
Total from investment operations	(1.68)		1.37		12.68	4.73	4.98	5.01	4.53
Distributions to shareholders from:
Net investment income	(0.77)		(1.24)		(0.86)	(1.11)	(1.33)	(0.96)	(1.34)
Net realized gains	—		—		(1.76)	—	—	—	—
Total distributions	(0.77)		(1.24)		(2.62)	(1.11)	(1.33)	(0.96)	(1.34)
Net asset value at end of period	$53.35		$55.80		$55.67	$45.61	$41.99	$38.34	$34.29
Market price at end of period(b)	$53.32		$55.82		$55.70	$45.57	$42.01	$38.33	$34.34
Net Asset Value Total Return(c)	(2.96)%		2.55%		28.66%	11.38%	13.43%	14.87%	15.06%
Market Price Total Return(c)	(3.05)%		2.54%		28.83%	11.23%	13.52%	14.68%	15.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,351		$61,381		$52,887	$47,895	$39,887	$40,259	$32,573
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	2.31	%(d)	2.58	%(d)	1.73%	2.35%	2.63%	2.86%	3.10%
Portfolio turnover rate(e)	49%		48%		48%	69%	18%	34%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA SmallCap Momentum ETF (DWAS)	“DWA SmallCap Momentum ETF”
Invesco DWA Tactical Multi-Asset Income ETF (DWIN)	“DWA Tactical Multi-Asset Income ETF”
Invesco DWA Tactical Sector Rotation ETF (DWTR)	“DWA Tactical Sector Rotation ETF”
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	“S&P SmallCap Consumer Discretionary ETF”
Invesco S&P SmallCap Consumer Staples ETF (PSCC)	“S&P SmallCap Consumer Staples ETF”
Invesco S&P SmallCap Energy ETF (PSCE)	“S&P SmallCap Energy ETF”
Invesco S&P SmallCap Financials ETF (PSCF)	“S&P SmallCap Financials ETF”
Invesco S&P SmallCap Health Care ETF (PSCH)	“S&P SmallCap Health Care ETF”
Invesco S&P SmallCap Industrials ETF (PSCI)	“S&P SmallCap Industrials ETF”
Invesco S&P SmallCap Information Technology ETF (PSCT)	“S&P SmallCap Information Technology ETF”
Invesco S&P SmallCap Materials ETF (PSCM)	“S&P SmallCap Materials ETF”
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	“S&P SmallCap Utilities & Communication Services ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market.

Effective as of the open of markets on September 24, 2018, Invesco S&P SmallCap Utilities ETF changed its name, underlying index, investment objective and principal investment strategy. The new name and underlying index are Invesco S&P SmallCap Utilities & Communication Services ETF and S&P SmallCap 600® Capped Utilities & Communication Services Index, respectively.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

DWA Tactical Multi-Asset Income ETF and DWA Tactical Sector Rotation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”) or other unaffiliated advisers. Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical Leaders Index
DWA Tactical Multi-Asset Income ETF	Dorsey Wright® Multi-Asset Income Index
DWA Tactical Sector Rotation ETF	Dorsey Wright® Sector 4 Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index

45

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

46

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. Each Fund (except DWA SmallCap Momentum ETF, S&P SmallCap Consumer Discretionary ETF, S&P SmallCap Financials ETF, S&P SmallCap Health Care ETF, S&P SmallCap Industrials ETF and S&P SmallCap Information Technology ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. Each of DWA SmallCap Momentum ETF and DWA Tactical Sector Rotation ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover

47

rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Fund of Funds Risk. Because DWA Tactical Multi-Asset Income ETF and DWA Tactical Sector Rotation ETF invest primarily in other funds, each Fund’s investment performance largely depends on the investment performance of the Underlying Funds in which they invest. An investment in each Fund is subject to the risks associated with the Underlying Funds that comprise its respective Underlying Index. In addition, at times, certain of the segments of the market represented by Underlying Funds in which each Fund invests may be out of favor and underperform other segments. Each Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

48

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except DWA Tactical Multi-Asset Income ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. DWA Tactical Multi-Asset Income ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended February 28, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

49

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the ten-month period ended August 31, 2018, distributions from distributable earnings consisted of net investment income.

For the fiscal year ended October 31, 2017, distributions from distributable earnings consisted of:

Fund	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gains
DWA SmallCap Momentum ETF	$705,632	$—
DWA Tactical Multi-Asset Income ETF	5,282,805	—
DWA Tactical Sector Rotation ETF	891,782	—
S&P SmallCap Consumer Discretionary ETF	893,766	—
S&P SmallCap Consumer Staples ETF	1,101,515	—
S&P SmallCap Energy ETF	33,355	—
S&P SmallCap Financials ETF	4,963,250	967,831
S&P SmallCap Health Care ETF	47,751	—
S&P SmallCap Industrials ETF	823,198	—
S&P SmallCap Information Technology ETF	1,151,080	—
S&P SmallCap Materials ETF	499,363	—
S&P SmallCap Utilities & Communication Services ETF	855,529	1,584,459

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA SmallCap Momentum ETF	0.60%
DWA Tactical Multi-Asset Income ETF	0.25%
DWA Tactical Sector Rotation ETF	0.15%
S&P SmallCap Consumer Discretionary ETF	0.29%
S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%
S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%
S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%
S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities & Communication Services ETF	0.29%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

50

For the six-month period ended February 28, 2019, the Adviser waived fees for each Fund in the following amounts:

DWA SmallCap Momentum ETF	$64
DWA Tactical Multi-Asset Income ETF	33
DWA Tactical Sector Rotation ETF	12
S&P SmallCap Consumer Discretionary ETF	73
S&P SmallCap Consumer Staples ETF	92
S&P SmallCap Energy ETF	6
S&P SmallCap Financials ETF	188
S&P SmallCap Health Care ETF	361
S&P SmallCap Industrials ETF	22
S&P SmallCap Information Technology ETF	79
S&P SmallCap Materials ETF	46
S&P SmallCap Utilities & Communication Services ETF	63

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA SmallCap Momentum ETF	Dorsey Wright & Associates, LLC
DWA Tactical Multi-Asset Income ETF	Dorsey Wright & Associates, LLC
DWA Tactical Sector Rotation ETF	Dorsey Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices LLC
S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices LLC
S&P SmallCap Financials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices LLC
S&P SmallCap Industrials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices LLC
S&P SmallCap Materials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for each Underlying Fund listed within the tables below, and therefore the following Underlying Funds are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 28, 2019.

51

DWA Tactical Multi-Asset Income ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$11,346,484	$807,869	$(4,980,807)	$669,359	$(421,095)	$7,421,810	$226,330
Invesco Fundamental High Yield Corporate Bond ETF	—	10,522,086	(3,018,078)	139,471	(30,000)	7,613,479	119,985
Invesco Global Short Term High Yield Bond ETF	12,086,392	813,677	(5,267,774)	100,289	(199,450)	7,533,134	248,866
Invesco KBW Premium Yield Equity REIT ETF*	14,419,684	839,301	(13,491,713)	215,602	(1,982,874)	—	113,988
Invesco Preferred ETF	13,077,663	863,232	(5,490,462)	20,849	(408,156)	8,063,126	281,600
Invesco Taxable Municipal Bond ETF	11,568,189	1,318,259	(5,183,021)	114,942	(123,537)	7,694,832	196,196

Total Investments in Affiliates	$62,498,412	$15,164,424	$(37,431,855)	$1,260,512	$(3,165,112)	$38,326,381	$1,186,965

*	At February 28, 2019, this security was no longer held.

DWA Tactical Sector Rotation ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco DWA Consumer Cyclicals Momentum ETF*	$20,023,736	$715,027	$(17,408,638)	$(1,576,497)	$(1,753,628)	$—	$27,230
Invesco DWA Energy Momentum ETF*	17,083,379	—	(16,197,808)	(346,854)	(538,717)	—	—
Invesco DWA Healthcare Momentum ETF	—	17,661,169	(3,677,740)	(2,041,924)	(574,580)	11,366,925	—
Invesco DWA Industrials Momentum ETF	26,214,426	1,547,827	(6,077,798)	(3,137,333)	1,032,919	19,580,041	34,948
Invesco DWA Technology Momentum ETF	24,983,814	1,448,141	(5,519,333)	(3,696,764)	1,650,641	18,866,499	1,081
Invesco DWA Utilities Momentum ETF	—	13,065,151	(301,993)	1,104,270	12,169	13,879,597	—

Total Investments in Affiliates	$88,305,355	$34,437,315	$(49,183,310)	$(9,695,102)	$(171,196)	$63,693,062	$63,259

*	At February 28, 2019, this security was no longer held.

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Funds. The table below shows S&P SmallCap Financials ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 28, 2019.

S&P Small Cap Financials ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$2,433,786	$241,303	$(1,018,500)	$53,308	$(142,652)	$1,567,245	$97,771

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

52

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of February 28, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,682,385	$—	$11,006	$22,693,391
Money Market Funds	570,413	—	—	570,413

	$23,252,798	$—	$11,006	$23,263,804

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2018:

		Post-effective no expiration
	2019	Short-Term	Long-Term	Total*
DWA SmallCap Momentum ETF	$—	$167,879,309	$55,155	$167,934,464
DWA Tactical Multi-Asset Income ETF	—	605,056	1,980,881	2,585,937
DWA Tactical Sector Rotation ETF	—	16,811,174	1,026,470	17,837,644
S&P SmallCap Consumer Discretionary ETF	8,689	—	4,508,585	4,517,274
S&P SmallCap Consumer Staples ETF(1)	—	421,775	2,827,378	3,249,153
S&P SmallCap Energy ETF	2,406,357	8,440,797	28,893,363	39,740,517
S&P SmallCap Financials ETF	—	—	—	—
S&P SmallCap Health Care ETF	—	—	4,356,746	4,356,746
S&P SmallCap Industrials ETF	74,295	763,705	1,209,576	2,047,576
S&P SmallCap Information Technology ETF	567,102	243,015	11,086,273	11,896,390
S&P SmallCap Materials ETF	82,457	—	421,492	503,949
S&P SmallCap Utilities & Communication Services ETF(1)	—	445,416	89,659	535,075

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

(1)	Tax year-end and carryforward expiration is October 31.

53

Note 7. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA SmallCap Momentum ETF	$301,955,913	$303,009,716
DWA Tactical Multi-Asset Income ETF	11,417,705	11,776,600
DWA Tactical Sector Rotation ETF	29,866,653	29,856,324
S&P SmallCap Consumer Discretionary ETF	10,582,888	10,820,675
S&P SmallCap Consumer Staples ETF	29,764,526	27,442,844
S&P SmallCap Energy ETF	10,676,820	10,722,365
S&P SmallCap Financials ETF	13,980,178	17,374,862
S&P SmallCap Health Care ETF	228,465,257	232,028,341
S&P SmallCap Industrials ETF	3,802,613	3,820,184
S&P SmallCap Information Technology ETF	19,747,247	22,772,868
S&P SmallCap Materials ETF	1,433,546	1,430,612
S&P SmallCap Utilities & Communication Services ETF	32,290,363	31,735,630

For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA SmallCap Momentum ETF	$123,719,886	$246,818,767
DWA Tactical Multi-Asset Income ETF	3,746,719	25,655,256
DWA Tactical Sector Rotation ETF	4,570,662	19,326,987
S&P SmallCap Consumer Discretionary ETF	12,997,298	11,554,371
S&P SmallCap Consumer Staples ETF	24,615,624	32,589,151
S&P SmallCap Energy ETF	3,266,778	13,206,581
S&P SmallCap Financials ETF	2,975,139	94,281,007
S&P SmallCap Health Care ETF	397,751,242	520,098,162
S&P SmallCap Industrials ETF	10,291,867	71,301,501
S&P SmallCap Information Technology ETF	32,214,215	123,413,813
S&P SmallCap Materials ETF	2,326,627	6,881,844
S&P SmallCap Utilities & Communication Services ETF	25,360,375	21,845,424

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
DWA SmallCap Momentum ETF	$41,016,963	$(9,704,281)	$31,312,682	$233,411,057
DWA Tactical Multi-Asset Income ETF	139,471	(1,991,862)	(1,852,391)	45,576,148
DWA Tactical Sector Rotation ETF	7,796,493	(2,142,301)	5,654,192	58,038,870
S&P SmallCap Consumer Discretionary ETF	8,157,969	(15,466,324)	(7,308,355)	94,575,004
S&P SmallCap Consumer Staples ETF	5,755,096	(9,658,191)	(3,903,095)	80,853,091
S&P SmallCap Energy ETF	1,105,333	(18,661,179)	(17,555,846)	49,555,376
S&P SmallCap Financials ETF	16,933,730	(16,201,665)	732,065	152,176,299
S&P SmallCap Health Care ETF	47,416,188	(156,502,957)	(109,086,769)	919,740,746
S&P SmallCap Industrials ETF	4,516,799	(10,041,090)	(5,524,291)	75,099,877
S&P SmallCap Information Technology ETF	56,918,107	(44,157,522)	12,760,585	328,781,449
S&P SmallCap Materials ETF	2,683,380	(5,032,544)	(2,349,164)	25,612,968
S&P SmallCap Utilities & Communication Services ETF	4,888,538	(7,139,986)	(2,251,448)	64,463,035

54

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

55

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Invesco DWA Tactical Multi-Asset Income ETF and Invesco DWA Tactical Sector Rotation ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA SmallCap Momentum ETF (DWAS)
Actual	$1,000.00	$862.10	0.60%	$2.77
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Invesco DWA Tactical Multi-Asset Income ETF (DWIN)
Actual	1,000.00	1,002.50	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco DWA Tactical Sector Rotation ETF (DWTR)
Actual	1,000.00	901.80	0.15	0.71
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Actual	1,000.00	877.50	0.29	1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

56

Fees and Expenses (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
Actual	$1,000.00	$926.70	0.29%	$1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Energy ETF (PSCE)
Actual	1,000.00	650.70	0.29	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Financials ETF (PSCF)
Actual	1,000.00	949.80	0.29	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Health Care ETF (PSCH)
Actual	1,000.00	838.10	0.29	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Industrials ETF (PSCI)
Actual	1,000.00	872.50	0.29	1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Information Technology ETF (PSCT)
Actual	1,000.00	925.60	0.29	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Materials ETF (PSCM)
Actual	1,000.00	914.50	0.29	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Actual	1,000.00	970.40	0.29	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

57

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SCS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

KBWB	Invesco KBW Bank ETF

KBWD	Invesco KBW High Dividend Yield Financial ETF

KBWY	Invesco KBW Premium Yield Equity REIT ETF

KBWP	Invesco KBW Property & Casualty Insurance ETF

KBWR	Invesco KBW Regional Banking ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco KBW Bank ETF (KBWB)

February 28, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Regional Banks	43.9
Diversified Banks	39.0
Asset Management & Custody Banks	11.9
Consumer Finance	3.8
Thrifts & Mortgage Finance	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.7%
	Asset Management & Custody Banks—11.9%
524,491	Bank of New York Mellon Corp. (The)	$27,525,288
271,209	Northern Trust Corp.	25,276,679
368,553	State Street Corp.	26,487,904

		79,289,871

	Consumer Finance—3.8%
300,084	Capital One Financial Corp.	25,081,021

	Diversified Banks—39.0%
1,895,190	Bank of America Corp.	55,112,125
830,738	Citigroup, Inc.	53,150,617
484,065	JPMorgan Chase & Co.	50,517,024
988,308	US Bancorp	51,085,641
991,588	Wells Fargo & Co.	49,470,325

		259,335,732

	Regional Banks—43.9%
526,646	BB&T Corp.	26,843,147
585,965	Citizens Financial Group, Inc.	21,645,547
202,495	Comerica, Inc.	17,639,339
821,026	Fifth Third Bancorp	22,643,897
206,355	First Republic Bank	21,663,148
1,329,348	Huntington Bancshares, Inc.	19,155,905
1,295,541	KeyCorp	22,879,254
159,232	M&T Bank Corp.	27,556,690
472,679	People’s United Financial, Inc.	8,394,779
198,204	PNC Financial Services Group, Inc. (The)	24,977,668
1,294,713	Regions Financial Corp.	21,233,293
429,282	SunTrust Banks, Inc.	27,847,523
66,688	SVB Financial Group(b)	16,482,606
240,675	Zions Bancorp NA	12,298,493

		291,261,289

Number of Shares		Value
	Common Stocks (continued)
	Thrifts & Mortgage Finance—1.1%
614,054	New York Community Bancorp, Inc.	$7,681,815

	Total Common Stocks (Cost $751,183,976)	662,649,728

	Money Market Fund—0.1%
455,545	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $455,545)	455,545

	Total Investments in Securities (Cost $751,639,521)—99.8%	663,105,273

	Other assets less liabilities—0.2%	1,002,263

	Net Assets—100.0%	$664,107,536

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW High Dividend Yield Financial ETF (KBWD)

February 28, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Mortgage REITs	49.4
Asset Management & Custody Banks	26.6
Regional Banks	7.2
Thrifts & Mortgage Finance	5.1
Investment Banking & Brokerage	4.0
Trading Companies & Distributors	3.6
Life & Health Insurance	1.5
Consumer Finance	1.4
Property & Casualty Insurance	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Asset Management & Custody Banks—26.6%
317,137	Artisan Partners Asset Management, Inc., Class A	$8,340,703
1,877,580	BlackRock Capital Investment Corp.	11,716,099
152,439	Federated Investors, Inc., Class B(b)	4,535,060
1,774,737	FS KKR Capital Corp.	11,518,043
270,703	Invesco Ltd.(c)	5,238,103
239,957	Janus Henderson Group PLC (United Kingdom)	5,878,947
154,476	Legg Mason, Inc.	4,518,423
605,000	Monroe Capital Corp.(b)	7,241,850
1,428,055	Oxford Square Capital Corp.(b)	9,853,580
976,469	THL Credit, Inc.	6,776,695
245,222	Waddell & Reed Financial, Inc., Class A(b)	4,539,059

		80,156,562

	Consumer Finance—1.4%
357,378	Navient Corp.	4,367,159

	Investment Banking & Brokerage—4.0%
576,242	BGC Partners, Inc., Class A	3,532,363
109,888	Lazard Ltd., Class A	4,113,108
99,331	Moelis & Co., Class A	4,431,156

		12,076,627

	Life & Health Insurance—1.5%
83,288	Principal Financial Group, Inc.	4,384,280

	Mortgage REITs—49.4%
556,012	AG Mortgage Investment Trust, Inc. REIT	9,885,893
649,864	AGNC Investment Corp. REIT	11,470,100
1,122,737	Annaly Capital Management, Inc. REIT	11,373,326
1,404,881	Arlington Asset Investment Corp., Class A(b)	11,646,463
433,116	ARMOUR Residential REIT, Inc. REIT	8,683,976
525,341	Chimera Investment Corp. REIT	9,713,555
1,815,513	Dynex Capital, Inc. REIT	11,074,629

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mortgage REITs (continued)
660,942	Invesco Mortgage Capital, Inc. REIT(c)	$10,522,197
1,465,253	MFA Financial, Inc. REIT	10,652,389
607,310	New Residential Investment Corp. REIT	10,044,907
1,977,487	New York Mortgage Trust, Inc. REIT	11,864,922
1,988,495	Orchid Island Capital, Inc. REIT(b)	13,283,147
555,672	Two Harbors Investment Corp. REIT	7,707,171
1,116,667	Western Asset Mortgage Capital Corp. REIT	11,200,170

		149,122,845

	Property & Casualty Insurance—1.2%
65,454	Mercury General Corp.	3,467,098

	Regional Banks—7.2%
185,066	Hanmi Financial Corp.	4,271,323
131,456	PacWest Bancorp	5,392,325
246,673	People’s United Financial, Inc.	4,380,913
199,303	Umpqua Holdings Corp.	3,623,329
389,995	Valley National Bancorp(b)	4,118,347

		21,786,237

	Thrifts & Mortgage Finance—5.1%
683,961	New York Community Bancorp, Inc.(b)	8,556,352
388,797	Oritani Financial Corp.	6,978,906

		15,535,258

	Trading Companies & Distributors—3.6%
295,494	Aircastle Ltd.	5,868,511
150,926	Triton International Ltd. (Bermuda)(d)	4,966,975

		10,835,486

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $300,732,572)—100.0%	301,731,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.7%
23,333,785	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $23,333,785)	$23,333,785

	Total Investments in Securities (Cost $324,066,357)—107.7%	325,065,337

	Other assets less liabilities—(7.7)%	(23,279,090)

	Net Assets—100.0%	$301,786,247

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

(d)	Non-income producing security.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

February 28, 2019

(Unaudited)

Portfolio Composition
REIT Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Hotel & Resort	19.6
Health Care	16.6
Retail	14.8
Specialized	12.0
Office REITs	9.8
Diversified	6.7
Residential	5.5
Residential REITs	3.2
Retail REITs	3.2
Health Care REITs	3.1
Diversified REITs	2.9
Specialized REITs	2.5
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—99.9%
	Diversified—6.7%
613,046	Global Net Lease, Inc.	$10,936,741
1,332,088	Lexington Realty Trust	12,375,097

		23,311,838

	Diversified REITs—2.9%
1,241,762	VEREIT, Inc.	9,896,843

	Health Care—16.6%
1,947,217	MedEquities Realty Trust, Inc.(b)	20,737,861
2,508,344	New Senior Investment Group, Inc.	12,943,055
647,172	Sabra Health Care REIT, Inc.	11,726,757
932,322	Senior Housing Properties Trust	12,073,570

		57,481,243

	Health Care REITs—3.1%
294,087	Omega Healthcare Investors, Inc.	10,557,723

	Hotel & Resort—19.6%
638,265	Apple Hospitality REIT, Inc.	10,518,607
916,588	Braemar Hotels & Resorts, Inc.	11,933,976
447,059	Chatham Lodging Trust	8,932,239
449,850	Hersha Hospitality Trust	8,479,672
395,005	Hospitality Properties Trust	10,692,785
445,700	RLJ Lodging Trust	8,276,649
790,725	Summit Hotel Properties, Inc.	9,006,358

		67,840,286

	Office REITs—9.8%
1,022,952	City Office REIT, Inc.	11,252,472
739,893	Office Properties Income Trust	22,574,135

		33,826,607

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Residential—5.5%
989,422	Independence Realty Trust, Inc.	$10,250,412
577,887	Preferred Apartment Communities, Inc., Class A	8,806,998

		19,057,410

	Residential REITs—3.2%
1,052,416	Bluerock Residential Growth REIT, Inc., Class A	11,155,610

	Retail—14.8%
665,302	Kite Realty Group Trust	10,471,854
1,686,968	Pennsylvania Real Estate Investment Trust(c)	10,374,853
3,532,348	Washington Prime Group, Inc.(c)	20,416,971
772,197	Whitestone	10,046,283

		51,309,961

	Retail REITs—3.2%
624,776	Brixmor Property Group, Inc.	10,908,589

	Specialized—12.0%
477,894	CoreCivic, Inc.	10,121,795
115,981	EPR Properties	8,522,284
323,183	Gaming and Leisure Properties, Inc.	11,757,397
496,905	GEO Group, Inc. (The)	11,289,682

		41,691,158

	Specialized REITs—2.5%
901,133	Uniti Group, Inc.	8,686,922

	Total Real Estate Investment Trusts (Cost $372,611,310)	345,724,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
52,509	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $52,509)	$52,509

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $372,663,819)—99.9%	345,776,699

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.2%
21,347,472	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $21,347,472)	21,347,472

	Total Investments in Securities (Cost $394,011,291)—106.1%	367,124,171

	Other assets less liabilities—(6.1)%	(20,995,537)

	Net Assets—100.0%	$346,128,634

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. See Note 4.

(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Property & Casualty Insurance ETF (KBWP)

February 28, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Property & Casualty Insurance	70.7
Multi-line Insurance	19.9
Reinsurance	9.3
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Multi-line Insurance—19.9%
23,930	American Financial Group, Inc.	$2,384,864
113,271	American International Group, Inc.	4,893,307
25,190	Assurant, Inc.	2,594,318
55,431	Hartford Financial Services Group, Inc. (The)	2,736,074

		12,608,563

	Property & Casualty Insurance—70.7%
54,928	Allstate Corp. (The)	5,184,105
85,587	Arch Capital Group Ltd.(b)	2,796,127
44,255	Axis Capital Holdings Ltd.	2,525,633
36,631	Chubb Ltd.	4,904,891
29,971	Cincinnati Financial Corp.	2,602,082
21,354	Hanover Insurance Group, Inc. (The)	2,534,933
32,188	Kemper Corp.	2,674,823
35,153	Mercury General Corp.	1,862,054
34,071	ProAssurance Corp.	1,383,283
73,902	Progressive Corp. (The)	5,387,456
28,257	RLI Corp.	1,992,684
36,907	Selective Insurance Group, Inc.	2,434,386
37,578	Travelers Cos., Inc. (The)	4,994,492
22,194	Universal Insurance Holdings, Inc.	866,454
31,093	W.R. Berkley Corp.	2,601,240

		44,744,643

	Reinsurance—9.3%
11,030	Everest Re Group Ltd.	2,493,993
52,687	Maiden Holdings Ltd.	64,805

Number of Shares		Value
	Common Stocks (continued)
	Reinsurance (continued)
18,471	RenaissanceRe Holdings Ltd. (Bermuda)	$2,716,161
59,818	Third Point Reinsurance Ltd. (Bermuda)(b)	639,454

		5,914,413

	Total Common Stocks (Cost $57,767,260)	63,267,619

	Money Market Fund—0.0%
5,872	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $5,872)	5,872

	Total Investments in Securities (Cost $57,773,132)—99.9%	63,273,491

	Other assets less liabilities—0.1%	47,717

	Net Assets—100.0%	$63,321,208

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Regional Banking ETF (KBWR)

February 28, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Regional Banks	97.0
Thrifts & Mortgage Finance	2.8
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.8%
	Regional Banks—97.0%
82,016	Associated Banc-Corp.	$1,909,333
61,578	BancorpSouth Bank	2,006,827
23,829	Bank of Hawaii Corp.	1,959,459
70,288	Bank OZK	2,305,446
55,162	BankUnited, Inc.	2,012,861
51,991	Boston Private Financial Holdings, Inc.	618,173
49,595	Brookline Bancorp, Inc.	792,528
48,025	Cathay General Bancorp	1,865,291
40,262	Chemical Financial Corp.	1,845,208
45,139	Columbia Banking System, Inc.	1,709,865
56,645	Commerce Bancshares, Inc.	3,564,670
28,942	Community Bank System, Inc.	1,875,152
32,478	Cullen/Frost Bankers, Inc.	3,367,319
81,770	CVB Financial Corp.	1,863,538
70,928	East West Bancorp, Inc.	3,873,378
155,000	F.N.B. Corp.	1,897,200
61,262	First Commonwealth Financial Corp.	861,344
60,328	First Financial Bancorp	1,672,896
29,083	First Financial Bankshares, Inc.(b)	1,886,033
73,226	First Hawaiian, Inc.	1,974,173
115,240	First Horizon National Corp.	1,801,201
65,550	First Midwest Bancorp, Inc.	1,517,483
108,506	Fulton Financial Corp.	1,864,133
40,243	Glacier Bancorp, Inc.	1,763,448
47,369	Hancock Whitney Corp.	2,069,078
96,905	Home BancShares, Inc.	1,887,709
79,349	Hope Bancorp, Inc.	1,156,908
25,423	IBERIABANK Corp.	1,988,841
155,162	Investors Bancorp, Inc.	1,950,386
101,459	Old National Bancorp	1,803,941
47,225	PacWest Bancorp	1,937,170
33,137	Pinnacle Financial Partners, Inc.	1,944,811
50,953	Popular, Inc.	2,872,730
27,455	Prosperity Bancshares, Inc.	2,044,025
27,107	Signature Bank	3,680,046
98,719	Sterling Bancorp	2,006,957
50,390	Synovus Financial Corp.	1,999,475
84,722	TCF Financial Corp.	1,940,134
30,921	Texas Capital Bancshares, Inc.(c)	1,887,109
41,339	Trustmark Corp.(b)	1,466,708
28,083	UMB Financial Corp.	1,932,391
98,769	Umpqua Holdings Corp.	1,795,620
52,675	United Bankshares, Inc.	2,022,193
48,806	United Community Banks, Inc.	1,351,438
175,630	Valley National Bancorp	1,854,653
31,584	Webster Financial Corp.	1,813,553

Number of Shares		Value
	Common Stocks (continued)
	Regional Banks (continued)
40,545	Western Alliance Bancorp(c)	$1,876,017
24,568	Wintrust Financial Corp.	1,809,925

		93,898,777

	Thrifts & Mortgage Finance—2.8%
41,337	Provident Financial Services, Inc.	1,134,701
50,270	Washington Federal, Inc.	1,542,283

		2,676,984

	Total Common Stocks (Cost $105,832,570)	96,575,761

	Money Market Fund—0.2%
148,489	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $148,489)	148,489

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $105,981,059)—100.0%	96,724,250

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.8%
1,738,730	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $1,738,730)	1,738,730

	Total Investments in Securities (Cost $107,719,789)-101.8%	98,462,980

	Other assets less liabilities—(1.8)%	(1,724,335)

	Net Assets—100.0%	$96,738,645

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$662,649,728	$285,971,252	$324,986,329	$63,267,619	$96,575,761
Affiliated investments in securities, at value	455,545	39,094,085	42,137,842	5,872	1,887,219
Receivables:
Investments sold	7,743,259	—	—	—	2,686,866
Dividends	1,198,874	780,204	447,591	64,281	145,669
Securities lending	—	12,025	1,844	—	90

Total Assets	672,047,406	325,857,566	367,573,606	63,337,772	101,295,605

Liabilities:
Due to custodian	—	275,180	—	—	—
Payables:
Shares repurchased	7,759,440	—	—	—	2,692,578
Investments purchased	—	381,429	—	—	99,120
Collateral upon return of securities loaned	—	23,333,785	21,347,472	—	1,738,730
Accrued unitary management fees	180,430	80,925	97,500	16,564	26,532

Total Liabilities	7,939,870	24,071,319	21,444,972	16,564	4,556,960

Net Assets	$664,107,536	$301,786,247	$346,128,634	$63,321,208	$96,738,645

Net Assets Consist of:
Shares of beneficial interest	$778,372,708	$389,051,972	$431,444,228	$60,736,692	$113,530,954
Distributable earnings	(114,265,172)	(87,265,725)	(85,315,594)	2,584,516	(16,792,309)

Net Assets	$664,107,536	$301,786,247	$346,128,634	$63,321,208	$96,738,645

Shares outstanding (unlimited amount authorized, $0.01 par value)	12,850,000	13,650,000	11,400,000	1,000,000	1,800,000
Net asset value	$51.68	$22.11	$30.36	$63.32	$53.74

Market price	$51.65	$22.12	$30.40	$63.34	$53.74

Unaffiliated investments in securities, at cost	$751,183,976	$283,498,449	$353,119,117	$57,767,260	$105,832,570

Affiliated investments in securities, at cost	$455,545	$40,567,908	$40,892,174	$5,872	$1,887,219

(a) Includes securities on loan with an aggregate value of:	$—	$22,413,232	$20,383,168	$—	$1,696,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment Income:
Unaffiliated dividend income	$10,958,796	$12,423,466	$11,457,353	$952,277	$1,653,053
Affiliated dividend income	4,834	439,978	9,887	479	890
Securities lending income	29	185,067	34,465	—	230
Foreign withholding tax	—	—	—	—	(3,542)

Total Income	10,963,659	13,048,511	11,501,705	952,756	1,650,631

Expenses:
Unitary management fees	1,389,261	528,771	655,227	107,784	225,785

Less: Waivers	(451)	(325)	(876)	(41)	(80)

Net Expenses	1,388,810	528,446	654,351	107,743	225,705

Net Investment Income	9,574,849	12,520,065	10,847,354	845,013	1,424,926

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(6,096,436)	(23,931,592)	(35,015,791)	(382,290)	(1,800,583)
In-kind redemptions	(19,583,265)	1,726,749	6,377,035	358,266	(3,583,199)

Net realized gain (loss)	(25,679,701)	(22,204,843)	(28,638,756)	(24,024)	(5,383,782)

Net change in unrealized appreciation (depreciation) on investment securities	(71,376,557)	(2,739,823)	(38,854,469)	(889,641)	(16,181,324)

Net realized and unrealized gain (loss)	(97,056,258)	(24,944,666)	(67,493,225)	(913,665)	(21,565,106)

Net increase (decrease) in net assets resulting from operations	$(87,481,409)	$(12,424,601)	$(56,645,871)	$(68,652)	$(20,140,180)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Changes in Net Assets

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco KBW Bank ETF (KBWB)			Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$9,574,849	$16,342,866	$13,069,943	$12,520,065	$17,017,166	$21,969,300
Net realized gain (loss)	(25,679,701)	101,764,828	154,375,709	(22,204,843)	16,926,967	11,868,801
Net change in unrealized appreciation (depreciation)	(71,376,557)	(34,013,957)	27,468,968	(2,739,823)	(6,479,260)	9,290,576

Net increase (decrease) in net assets resulting from operations	(87,481,409)	84,093,737	194,914,620	(12,424,601)	27,464,873	43,128,677

Distributions to Shareholders from:
Distributable earnings	(11,391,664)	(13,953,911)	(11,970,916)	(11,634,534)	(22,966,897)	(22,432,879)
Return of capital	—	—	—	—	—	(2,226,939)

Total distributions to shareholders	(11,391,664)	(13,953,911)	(11,970,916)	(11,634,534)	(22,966,897)	(24,659,818)

Shareholder Transactions:
Proceeds from shares sold	364,080,712	1,638,315,299	2,366,524,964	7,821,887	108,478,207	178,272,224
Value of shares repurchased	(624,359,742)	(1,617,247,032)	(2,047,550,740)	(26,532,944)	(88,207,774)	(98,332,179)

Net increase (decrease) in net assets resulting from shares transactions	(260,279,030)	21,068,267	318,974,224	(18,711,057)	20,270,433	79,940,045

Increase (Decrease) in Net Assets	(359,152,103)	91,208,093	501,917,928	(42,770,192)	24,768,409	98,408,904

Net Assets:
Beginning of period	1,023,259,639	932,051,546	430,133,618	344,556,439	319,788,030	221,379,126

End of period	$664,107,536	$1,023,259,639	$932,051,546	$301,786,247	$344,556,439	$319,788,030

Changes in Shares Outstanding:
Shares sold	7,150,000	29,550,000	49,150,000	350,000	4,650,000	7,600,000
Shares repurchased	(12,250,000)	(29,400,000)	(42,550,000)	(1,250,000)	(3,750,000)	(4,250,000)
Shares outstanding, beginning of period	17,950,000	17,800,000	11,200,000	14,550,000	13,650,000	10,300,000

Shares outstanding, end of period	12,850,000	17,950,000	17,800,000	13,650,000	14,550,000	13,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco KBW Premium Yield Equity REIT ETF (KBWY)			Invesco KBW Property & Casualty Insurance ETF (KBWP)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$10,847,354	$16,643,234	$11,722,507	$845,013	$1,534,738	$1,873,891
(28,638,756)	(6,459,458)	11,800,757	(24,024)	6,519,332	5,219,521
(38,854,469)	7,059,557	8,428,010	(889,641)	(2,244,500)	7,305,099

(56,645,871)	17,243,333	31,951,274	(68,652)	5,809,570	14,398,511

(11,806,171)	(24,220,997)	(20,246,066)	(734,402)	(1,596,854)	(1,799,966)
—	—	—	—	—	—

(11,806,171)	(24,220,997)	(20,246,066)	(734,402)	(1,596,854)	(1,799,966)

30,340,703	141,589,335	250,699,457	—	18,244,467	58,787,740
(57,886,477)	(73,506,565)	(69,808,620)	(2,915,566)	(53,879,098)	(35,934,148)

(27,545,774)	68,082,770	180,890,837	(2,915,566)	(35,634,631)	22,853,592

(95,997,816)	61,105,106	192,596,045	(3,718,620)	(31,421,915)	35,452,137

442,126,450	381,021,344	188,425,299	67,039,828	98,461,743	63,009,606

$346,128,634	$442,126,450	$381,021,344	$63,321,208	$67,039,828	$98,461,743

1,000,000	4,050,000	6,750,000	—	300,000	1,050,000
(1,950,000)	(2,100,000)	(1,900,000)	(50,000)	(900,000)	(650,000)
12,350,000	10,400,000	5,550,000	1,050,000	1,650,000	1,250,000

11,400,000	12,350,000	10,400,000	1,000,000	1,050,000	1,650,000

13

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco KBW Regional Banking ETF (KBWR)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$1,424,926	$2,587,764	$3,224,542
Net realized gain (loss)	(5,383,782)	688,415	41,007,368
Net change in unrealized appreciation (depreciation)	(16,181,324)	9,232,886	(12,499,936)

Net increase (decrease) in net assets resulting from operations	(20,140,180)	12,509,065	31,731,974

Distributions to Shareholders from:
Distributable earnings	(1,877,059)	(2,158,780)	(3,136,776)

Shareholder Transactions:
Proceeds from shares sold	8,317,576	64,182,760	301,117,371
Value of shares repurchased	(84,899,298)	(28,049,508)	(317,540,491)

Net increase (decrease) in net assets resulting from shares transactions	(76,581,722)	36,133,252	(16,423,120)

Increase (Decrease) in Net Assets	(98,598,961)	46,483,537	12,172,078

Net Assets:
Beginning of period	195,337,606	148,854,069	136,681,991

End of period	$96,738,645	$195,337,606	$148,854,069

Changes in Shares Outstanding:
Shares sold	150,000	1,100,000	5,500,000
Shares repurchased	(1,650,000)	(500,000)	(5,900,000)
Shares outstanding, beginning of period	3,300,000	2,700,000	3,100,000

Shares outstanding, end of period	1,800,000	3,300,000	2,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights

Invesco KBW Bank ETF (KBWB)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$57.01		$52.36		$38.40	$37.43	$37.12	$33.00	$25.44
Net investment income(a)	0.61		0.83		0.77	0.68	0.66	0.55	0.45
Net realized and unrealized gain (loss) on investments	(5.24)		4.51		13.92	0.98	0.22	4.11	7.52
Total from investment operations	(4.63)		5.34		14.69	1.66	0.88	4.66	7.97
Distributions to shareholders from:
Net investment income	(0.70)		(0.69)		(0.73)	(0.69)	(0.55)	(0.54)	(0.41)
Net realized gains	—		—		—	—	(0.02)	—	—
Total distributions	(0.70)		(0.69)		(0.73)	(0.69)	(0.57)	(0.54)	(0.41)
Net asset value at end of period	$51.68		$57.01		$52.36	$38.40	$37.43	$37.12	$33.00
Market price at end of period(b)	$51.65		$57.01		$52.39	$38.44	$37.49	$37.13	$33.03
Net Asset Value Total Return(c)	(7.99)%		10.24%		38.42%	4.61%	2.35%	14.16%	31.51%
Market Price Total Return(c)	(8.05)%		10.18%		38.36%	4.55%	2.49%	14.09%	31.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$664,108		$1,023,260		$932,052	$430,134	$559,632	$289,536	$150,169
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.41	%(d)	1.78	%(d)	1.60%	1.92%	1.74%	1.55%	1.51%
Portfolio turnover rate(e)	4%		7%		9%	12%	17%	5%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco KBW High Dividend Yield Financial ETF (KBWD)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.68		$23.43		$21.49	$22.39	$25.81	$25.20		$23.91
Net investment income(a)	0.90		1.23		1.84	1.57	1.75	2.04	(b)	1.90
Net realized and unrealized gain (loss) on investments	(1.63)		0.69		2.16	(0.53)	(3.22)	0.62		1.37
Total from investment operations	(0.73)		1.92		4.00	1.04	(1.47)	2.66		3.27
Distributions to shareholders from:
Net investment income	(0.84)		(1.67)		(1.88)	(1.81)	(1.87)	(2.05)		(1.98)
Return of capital	—		—		(0.18)	(0.13)	(0.08)	—		—
Total distributions	(0.84)		(1.67)		(2.06)	(1.94)	(1.95)	(2.05)		(1.98)
Net asset value at end of period	$22.11		$23.68		$23.43	$21.49	$22.39	$25.81		$25.20
Market price at end of period(c)	$22.12		$23.69		$23.46	$21.51	$22.39	$25.82		$25.24
Net Asset Value Total Return(d)	(2.89)%		8.57%		18.95%	5.46%	(6.08)%	11.05%		14.21%
Market Price Total Return(d)	(2.89)%		8.47%		18.99%	5.56%	(6.12)%	10.91%		14.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$301,786		$344,556		$319,788	$221,379	$277,692	$272,257		$234,348
Ratio to average net assets of:
Expenses(e)	0.35	%(f)	0.35	%(f)	0.35%	0.35%	0.35%	0.35%		0.37%
Net investment income	8.29	%(f)	6.36	%(f)	7.77%	7.45%	7.15%	8.00	%(b)	7.64%
Portfolio turnover rate(g)	42%		46%		52%	113%	49%	30%		37%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.90 and 7.47%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights (continued)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$35.80		$36.64		$33.95	$31.51	$33.83	$31.32	$27.13
Net investment income(a)	0.91		1.45		1.49	1.40	1.19	1.07	0.89
Net realized and unrealized gain (loss) on investments	(5.36)		(0.18)		3.78	3.36	(1.80)	3.01	4.76
Total from investment operations	(4.45)		1.27		5.27	4.76	(0.61)	4.08	5.65
Distributions to shareholders from:
Net investment income	(0.99)		(2.11)		(2.58)	(2.32)	(1.71)	(1.57)	(1.46)
Net asset value at end of period	$30.36		$35.80		$36.64	$33.95	$31.51	$33.83	$31.32
Market price at end of period(b)	$30.40		$35.80		$36.67	$33.95	$31.52	$33.82	$31.38
Net Asset Value Total Return(c)	(12.39)%		4.05%		15.71%	15.68%	(1.94)%	13.51%	21.11%
Market Price Total Return(c)	(12.27)%		3.95%		15.79%	15.64%	(1.88)%	13.27%	21.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$346,129		$442,126		$381,021	$188,425	$110,279	$98,103	$68,908
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income	5.79	%(d)	5.16	%(d)	4.04%	4.18%	3.58%	3.39%	2.85%
Portfolio turnover rate(e)	40%		53%		61%	87%	25%	27%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco KBW Property & Casualty Insurance ETF (KBWP)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$63.85		$59.67		$50.41	$48.24	$41.27	$38.07	$30.25
Net investment income(a)	0.82		1.22		1.12	1.08	0.75	0.88	0.59
Net realized and unrealized gain (loss) on investments	(0.63)		4.06		9.23	2.06	7.10	3.29	8.09
Total from investment operations	0.19		5.28		10.35	3.14	7.85	4.17	8.68
Distributions to shareholders from:
Net investment income	(0.72)		(1.10)		(1.09)	(0.93)	(0.78)	(0.92)	(0.86)
Net realized gains	—		—		—	(0.04)	(0.10)	(0.05)	—
Total distributions	(0.72)		(1.10)		(1.09)	(0.97)	(0.88)	(0.97)	(0.86)
Net asset value at end of period	$63.32		$63.85		$59.67	$50.41	$48.24	$41.27	$38.07
Market price at end of period(b)	$63.34		$63.92		$59.68	$50.44	$48.36	$41.27	$38.09
Net Asset Value Total Return(c)	0.42%		8.99%		20.68%	6.63%	19.31%	11.17%	29.33%
Market Price Total Return(c)	0.34%		9.09%		20.63%	6.43%	19.60%	11.12%	29.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,321		$67,040		$98,462	$63,010	$86,828	$10,319	$20,937
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income	2.74	%(d)	2.41	%(d)	1.97%	2.23%	1.69%	2.30%	1.69%
Portfolio turnover rate(e)	10%		22%		16%	20%	35%	4%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights (continued)

Invesco KBW Regional Banking ETF (KBWR)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$59.19		$55.13		$44.09	$42.40	$39.21	$36.92	$27.67
Net investment income(a)	0.58		0.89		0.94	0.87	0.80	0.68	0.66
Net realized and unrealized gain (loss) on investments	(5.33)		3.94		10.96	1.63	3.17	2.28	9.12
Total from investment operations	(4.75)		4.83		11.90	2.50	3.97	2.96	9.78
Distributions to shareholders from:
Net investment income	(0.70)		(0.77)		(0.86)	(0.81)	(0.78)	(0.67)	(0.53)
Net asset value at end of period	$53.74		$59.19		$55.13	$44.09	$42.40	$39.21	$36.92
Market price at end of period(b)	$53.74		$59.19		$55.20	$44.15	$42.42	$39.21	$36.96
Net Asset Value Total Return(c)	(7.89)%		8.79%		27.06%	6.05%	10.24%	8.03%	35.80%
Market Price Total Return(c)	(7.89)%		8.65%		27.05%	6.14%	10.29%	7.91%	35.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$96,739		$195,338		$148,854	$136,682	$52,996	$35,292	$33,225
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.21	%(d)	1.85	%(d)	1.75%	2.11%	1.97%	1.80%	2.05%
Portfolio turnover rate(e)	7%		14%		21%	23%	25%	13%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	“KBW Bank ETF”
Invesco KBW High Dividend Yield Financial ETF (KBWD)	“KBW High Dividend Yield Financial ETF”
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	“KBW Premium Yield Equity REIT ETF”
Invesco KBW Property & Casualty Insurance ETF (KBWP)	“KBW Property & Casualty Insurance ETF”
Invesco KBW Regional Banking ETF (KBWR)	“KBW Regional Banking ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq Bank Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend Yield Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REIT Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & Casualty Index
KBW Regional Banking ETF	KBW Nasdaq Regional Banking Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

18

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

19

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and each can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

High Dividend Paying Securities Risk. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Small- and Mid-Capitalization Company Risk. For KBW High Dividend Yield Financial ETF, KBW Premium Yield Equity REIT ETF and KBW Property & Casualty Insurance ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. For KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be

20

recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital

21

gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended February 28, 2019, KBW High Dividend Yield Financial ETF, KBW Premium Yield Equity REIT ETF and KBW Regional Banking ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended October 31, 2017 and period November 1, 2017 through August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

22

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.35% of each Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended February 28, 2019, the Adviser waived fees for each Fund in the following amounts:

Six Months Ended February 28, 2019
KBW Bank ETF	$451
KBW High Dividend Yield Financial ETF	325
KBW Premium Yield Equity REIT ETF	876
KBW Property & Casualty Insurance ETF	41
KBW Regional Banking ETF	80

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows KBW High Dividend Yield Financial ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 28, 2019.

KBW High Dividend Yield Financial ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Ltd.	$5,020,367	$2,139,117	$(616,131)	$(1,176,715)	$(128,535)	$5,238,103	$160,838
Invesco Mortgage Capital, Inc. REIT	—	9,995,043	(303,640)	825,424	5,370	10,522,197	275,267

Total Investments in Affiliates	$5,020,367	$12,134,160	$(919,771)	$(351,291)	$(123,165)	$15,760,300	$436,105

The 1940 Act defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund listed below has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows KBW Premium Yield Equity REIT ETF’s transactions in, and earnings from, investment in affiliates (excluding affiliated money market funds) for the six-month period ended February 28, 2019.

KBW Premium Yield Equity REIT ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2019	Dividend Income
MedEquities Realty Trust, Inc.	$14,786,665	$5,791,096	$(1,789,524)	$1,887,633	$61,991	$20,737,861	$—

23

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2018:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$—	$973,443	$973,443
KBW High Dividend Yield Financial ETF	17,347,894	41,696,161	59,044,055
KBW Premium Yield Equity REIT ETF	12,666,128	6,757,148	19,423,276
KBW Property & Casualty Insurance ETF	758,863	1,926,977	2,685,840
KBW Regional Banking ETF	1,108,730	495,266	1,603,996

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
KBW Bank ETF	$31,189,919	$36,408,098
KBW High Dividend Yield Financial ETF	127,660,555	128,410,069
KBW Premium Yield Equity REIT ETF	154,359,732	151,704,725
KBW Property & Casualty Insurance ETF	6,123,788	6,137,423
KBW Regional Banking ETF	9,002,868	9,664,584

24

For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
KBW Bank ETF	$363,720,578	$622,077,786
KBW High Dividend Yield Financial ETF	6,371,164	21,526,061
KBW Premium Yield Equity REIT ETF	30,155,126	58,368,535
KBW Property & Casualty Insurance ETF	—	2,847,076
KBW Regional Banking ETF	8,307,151	84,849,151

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$723,278	$(90,935,512)	$(90,212,234)	$753,317,507
KBW High Dividend Yield Financial ETF	22,210,261	(29,112,619)	(6,902,358)	331,967,695
KBW Premium Yield Equity REIT ETF	16,405,306	(52,700,051)	(36,294,745)	403,418,916
KBW Property & Casualty Insurance ETF	8,175,760	(3,202,379)	4,973,381	58,300,110
KBW Regional Banking ETF	1,837,546	(11,965,282)	(10,127,736)	108,590,716

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

25

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

26

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Invesco KBW High Dividend Yield Financial ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Bank ETF (KBWB)
Actual	$1,000.00	$920.10	0.35%	$1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW High Dividend Yield Financial ETF (KBWD)
Actual	1,000.00	971.10	0.35	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
Actual	1,000.00	876.10	0.35	1.63
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Property & Casualty Insurance ETF (KBWP)
Actual	1,000.00	1,004.20	0.35	1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

27

Fees and Expenses (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Regional Banking ETF (KBWR)
Actual	$1,000.00	$921.10	0.35%	1.67%
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

28

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-KBW-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

USEQ	Invesco Russell 1000 Enhanced Equal Weight ETF

EQAL	Invesco Russell 1000 Equal Weight ETF

USLB	Invesco Russell 1000 Low Beta Equal Weight ETF

SPVU	Invesco S&P 500 Enhanced Value ETF

XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

SPHB	Invesco S&P 500® High Beta ETF

SPHD	Invesco S&P 500® High Dividend Low Volatility ETF

SPLV	Invesco S&P 500® Low Volatility ETF

SPMV	Invesco S&P 500 Minimum Variance ETF

SPMO	Invesco S&P 500 Momentum ETF

XMLV	Invesco S&P MidCap Low Volatility ETF

XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF

XSLV	Invesco S&P SmallCap Low Volatility ETF

XSHQ	Invesco S&P SmallCap Quality ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	17.1
Industrials	16.6
Consumer Discretionary	13.0
Information Technology	12.2
Health Care	8.6
Real Estate	8.2
Materials	5.8
Consumer Staples	5.8
Energy	4.4
Communication Services	4.1
Utilities	4.0
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Communication Services—4.1%
1,557	Activision Blizzard, Inc.	$65,612
35	Alphabet, Inc., Class A(b)	39,429
36	Alphabet, Inc., Class C(b)	40,317
1,272	AMC Networks, Inc., Class A(b)	83,583
2,359	AT&T, Inc.	73,412
86	Cable One, Inc.	81,613
1,411	CBS Corp., Class B	70,846
4,058	CenturyLink, Inc.	53,525
229	Charter Communications, Inc., Class A(b)	78,984
1,884	Cinemark Holdings, Inc.	70,895
1,923	Comcast Corp., Class A	74,363
895	Electronic Arts, Inc.(b)	85,723
537	Facebook, Inc., Class A(b)	86,699
416	IAC/InterActiveCorp.(b)	88,629
3,125	Interpublic Group of Cos., Inc. (The)	71,969
1,344	John Wiley & Sons, Inc., Class A	69,740
171	Liberty Broadband Corp., Class A(b)	15,274
725	Liberty Broadband Corp., Class C(b)	64,888
2,539	Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	78,049
624	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	25,522
1,221	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	50,317
958	Omnicom Group, Inc.	72,521
11,709	Sirius XM Holdings, Inc.	69,434
11,766	Sprint Corp.(b)	74,714
2,068	Telephone & Data Systems, Inc.	66,279
1,110	T-Mobile US, Inc.(b)	80,153
1,643	Tribune Media Co., Class A	75,956
1,009	Twenty-First Century Fox, Inc., Class A	50,884
471	Twenty-First Century Fox, Inc., Class B	23,625
1,356	United States Cellular Corp.(b)	63,312

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
1,249	Verizon Communications, Inc.	$71,093
62	Viacom, Inc., Class A(c)	2,117
2,276	Viacom, Inc., Class B	66,505
642	Walt Disney Co. (The)	72,443

		2,158,425

	Consumer Discretionary—13.0%
416	Advance Auto Parts, Inc.	67,300
1,037	Aptiv PLC	86,185
1,931	Aramark	58,509
85	AutoZone, Inc.(b)	79,812
1,163	Best Buy Co., Inc.	80,061
39	Booking Holdings, Inc.(b)	66,185
1,925	BorgWarner, Inc.	78,174
610	Bright Horizons Family Solutions, Inc.(b)	75,640
1,427	Brunswick Corp.	75,260
445	Burlington Stores, Inc.(b)	75,534
1,739	Capri Holdings, Ltd.(b)	79,298
1,131	CarMax, Inc.(b)	70,235
1,243	Carnival Corp.	71,796
816	Carter’s, Inc.	79,511
156	Chipotle Mexican Grill, Inc.(b)	94,775
957	Choice Hotels International, Inc.	76,407
800	Columbia Sportswear Co.	82,360
2,030	D.R. Horton, Inc.	78,947
690	Darden Restaurants, Inc.	77,356
1,993	Dick’s Sporting Goods, Inc.	77,847
710	Dollar General Corp.	84,107
843	Dollar Tree, Inc.(b)	81,206
274	Domino’s Pizza, Inc.	68,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
993	Dunkin’ Brands Group, Inc.	$70,950
612	Expedia Group, Inc.	75,466
4,053	Extended Stay America, Inc.	73,927
2,247	Floor & Decor Holdings, Inc., Class A(b)	83,543
1,341	Foot Locker, Inc.	79,816
7,894	Ford Motor Co.	69,230
2,691	Gap, Inc. (The)	68,351
1,109	Garmin Ltd.	93,123
1,986	General Motors Co.	78,407
3,297	Gentex Corp.	67,061
720	Genuine Parts Co.	78,322
3,150	Goodyear Tire & Rubber Co. (The)	62,307
111	Graham Holdings Co., Class B	75,892
596	Grand Canyon Education, Inc.(b)	68,945
2,637	H&R Block, Inc.	63,684
4,695	Hanesbrands, Inc.	87,280
1,730	Harley-Davidson, Inc.	64,218
839	Hasbro, Inc.	71,231
965	Hilton Worldwide Holdings, Inc.	80,191
421	Home Depot, Inc. (The)	77,944
1,060	Hyatt Hotels Corp., Class A	77,136
1,119	Kohl’s Corp.	75,566
1,305	Las Vegas Sands Corp.	80,166
533	Lear Corp.	81,053
1,916	Leggett & Platt, Inc.	87,025
1,691	Lennar Corp., Class A	81,134
96	Lennar Corp., Class B	3,693
2,762	LKQ Corp.(b)	76,507
805	Lowe’s Cos., Inc.	84,597
2,234	Macy’s, Inc.	55,381
649	Marriott International, Inc., Class A	81,300
395	McDonald’s Corp.	72,617
2,733	MGM Resorts International	73,108
4,415	Michaels Cos., Inc. (The)(b)	62,428
978	NIKE, Inc., Class B	83,844
1,424	Nordstrom, Inc.	67,327
1,486	Norwegian Cruise Line Holdings Ltd.(b)	82,518
30	NVR, Inc.(b)	78,600
211	O’Reilly Automotive, Inc.(b)	78,484
1,723	Penske Automotive Group, Inc.	76,570
791	Polaris Industries, Inc.	67,417
454	Pool Corp.	72,431
2,828	PulteGroup, Inc.	76,356
686	PVH Corp.	78,780
675	Ralph Lauren Corp.	84,490
887	Ross Stores, Inc.	84,114
666	Royal Caribbean Cruises Ltd.	78,908
1,620	Service Corp. International	66,971
1,693	ServiceMaster Global Holdings, Inc.(b)	76,456
1,252	Six Flags Entertainment Corp.	69,749
2,768	Skechers U.S.A., Inc., Class A(b)	93,088
1,108	Starbucks Corp.	77,848
1,895	Tapestry, Inc.	66,211
1,071	Target Corp.	77,797
1,418	Tempur Sealy International, Inc.(b)(c)	82,542
799	Tiffany & Co.	75,937

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,539	TJX Cos., Inc. (The)	$78,935
781	Tractor Supply Co.	74,468
254	Ulta Beauty, Inc.(b)	79,372
1,931	Urban Outfitters, Inc.(b)	59,571
270	Vail Resorts, Inc.	56,265
919	VF Corp.	80,284
4,155	Wendy’s Co. (The)	72,006
1,337	Williams-Sonoma, Inc.(c)	77,760
1,817	Wyndham Destinations, Inc.	81,820
2,069	Yum China Holdings, Inc. (China)	86,319
801	Yum! Brands, Inc.	75,695

		6,765,795

	Consumer Staples—5.8%
1,331	Altria Group, Inc.	69,758
1,590	Archer-Daniels-Midland Co.	67,575
1,526	Brown-Forman Corp., Class A	75,232
1,250	Bunge Ltd.	66,350
1,881	Campbell Soup Co.	67,754
574	Casey’s General Stores, Inc.	77,341
1,088	Church & Dwight Co., Inc.	71,590
452	Clorox Co. (The)	71,429
1,465	Coca-Cola Co. (The)	66,423
1,149	Colgate-Palmolive Co.	75,685
2,263	Conagra Brands, Inc.	52,886
380	Constellation Brands, Inc., Class A	64,281
326	Costco Wholesale Corp.	71,309
1,610	Energizer Holdings, Inc.	73,867
506	Estee Lauder Cos., Inc. (The), Class A	79,412
3,668	Flowers Foods, Inc.	75,084
1,802	General Mills, Inc.	84,928
1,284	Herbalife Nutrition Ltd.(b)	72,032
685	Hershey Co. (The)	75,816
1,613	Hormel Foods Corp.	69,940
723	Ingredion, Inc.	66,841
726	JM Smucker Co. (The)	76,891
1,176	Kellogg Co.	66,162
645	Kimberly-Clark Corp.	75,355
1,450	Kraft Heinz Co. (The)	48,125
2,572	Kroger Co. (The)	75,437
960	Lamb Weston Holdings, Inc.	66,538
489	McCormick & Co., Inc.	66,494
1,119	Molson Coors Brewing Co., Class B	68,997
1,660	Mondelez International, Inc., Class A	78,286
1,120	Nu Skin Enterprises, Inc., Class A	67,323
618	PepsiCo, Inc.	71,465
849	Philip Morris International, Inc.	73,812
778	Post Holdings, Inc.(b)	79,263
778	Procter & Gamble Co. (The)	76,672
20	Seaboard Corp.	77,985
3,002	Sprouts Farmers Market, Inc.(b)	70,007
1,096	Sysco Corp.	74,035
1,244	Tyson Foods, Inc., Class A	76,705
2,271	US Foods Holding Corp.(b)	80,030
877	Walgreens Boots Alliance, Inc.	62,434
757	Walmart, Inc.	74,935

		3,002,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy—4.4%
1,366	Anadarko Petroleum Corp.	$59,421
5,717	Antero Resources Corp.(b)(c)	49,509
2,072	Apache Corp.	68,749
3,276	Baker Hughes a GE Co.	86,421
4,542	Centennial Resource Development, Inc., Class A(b)	41,196
1,199	Cheniere Energy, Inc.(b)	77,276
25,079	Chesapeake Energy Corp.(b)	74,234
632	Chevron Corp.	75,575
920	Cimarex Energy Co.	66,157
5,318	CNX Resources Corp.(b)	56,371
564	Concho Resources, Inc.	62,040
1,085	ConocoPhillips	73,617
1,520	Continental Resources, Inc.(b)	67,807
2,570	Devon Energy Corp.	75,841
692	Diamondback Energy, Inc.	71,228
697	EOG Resources, Inc.	65,518
914	Exxon Mobil Corp.	72,233
1,198	Helmerich & Payne, Inc.	64,932
1,247	HollyFrontier Corp.	63,846
4,347	Kinder Morgan, Inc.	83,289
1,165	Marathon Petroleum Corp.	72,242
2,335	Murphy Oil Corp.	67,481
1,041	Occidental Petroleum Corp.	68,862
1,198	ONEOK, Inc.	76,983
3,659	Parsley Energy, Inc., Class A(b)	66,374
5,322	Patterson-UTI Energy, Inc.	70,570
2,061	PBF Energy, Inc., Class A	64,035
793	Phillips 66	76,413
499	Pioneer Natural Resources Co.	70,334
4,978	Range Resources Corp.	53,265
3,521	SM Energy Co.	57,533
1,605	Targa Resources Corp.	64,585
913	Valero Energy Corp.	74,464
2,895	Williams Cos., Inc. (The)	77,268

		2,315,669

	Financials—17.1%
1,637	Aflac, Inc.	80,442
4,109	AGNC Investment Corp. REIT	72,524
117	Alleghany Corp.	75,226
841	Allstate Corp. (The)	79,374
2,887	Ally Financial, Inc.	78,209
687	American Express Co.	74,017
732	American Financial Group, Inc.	72,951
573	American National Insurance Co.	84,340
7,227	Annaly Capital Management, Inc. REIT	73,210
456	Aon PLC	78,218
2,597	Arch Capital Group Ltd.(b)	84,844
954	Arthur J. Gallagher & Co.	76,587
3,354	Associated Banc-Corp.	78,081
761	Assurant, Inc.	78,375
1,850	Assured Guaranty Ltd.	77,256
1,755	Athene Holding Ltd., Class A(b)	78,185
2,727	Bank of America Corp.	79,301
950	Bank of Hawaii Corp.	78,118
1,512	Bank of New York Mellon Corp. (The)	79,350

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
2,312	BankUnited, Inc.	$84,365
1,501	BB&T Corp.	76,506
346	Berkshire Hathaway, Inc., Class B(b)	69,650
180	BlackRock, Inc.	79,780
915	BOK Financial Corp.	82,753
2,533	Brown & Brown, Inc.	75,027
855	Capital One Financial Corp.	71,461
1,687	Charles Schwab Corp. (The)	77,619
3,819	Chimera Investment Corp. REIT	70,613
559	Chubb Ltd.	74,850
891	Cincinnati Financial Corp.	77,357
1,648	CIT Group, Inc.	83,999
2,107	Citizens Financial Group, Inc.	77,833
1,586	CNA Financial Corp.	68,547
950	Comerica, Inc.	82,755
1,198	Commerce Bancshares, Inc.	75,390
190	Credit Acceptance Corp.(b)	83,573
756	Cullen/Frost Bankers, Inc.	78,382
1,109	Discover Financial Services	79,415
1,490	E*TRADE Financial Corp.	72,995
1,441	East West Bancorp, Inc.	78,693
546	Erie Indemnity Co., Class A	97,308
926	Evercore, Inc., Class A	85,285
333	Everest Re Group Ltd.	75,295
6,281	F.N.B. Corp.	76,879
323	FactSet Research Systems, Inc.	75,960
2,219	Fidelity National Financial, Inc.	77,865
2,781	Fifth Third Bancorp	76,700
1,550	First American Financial Corp.	78,725
178	First Citizens BancShares, Inc., Class A	77,711
2,930	First Hawaiian, Inc.	78,993
4,652	First Horizon National Corp.	72,711
762	First Republic Bank	79,995
2,181	Franklin Resources, Inc.(c)	71,122
400	Goldman Sachs Group, Inc. (The)	78,680
651	Hanover Insurance Group, Inc. (The)	77,280
5,299	Huntington Bancshares, Inc.	76,359
1,278	Interactive Brokers Group, Inc., Class A	70,584
918	Intercontinental Exchange, Inc.	70,824
3,605	Jefferies Financial Group, Inc.	73,073
687	JPMorgan Chase & Co.	71,695
4,155	KeyCorp	73,377
1,954	Lazard Ltd., Class A	73,138
1,238	Lincoln National Corp.	77,400
1,542	Loews Corp.	73,430
1,225	LPL Financial Holdings, Inc.	92,377
461	M&T Bank Corp.	79,781
64	Markel Corp.(b)	64,312
836	Marsh & McLennan Cos., Inc.	77,765
1,253	Mercury General Corp.	66,371
1,736	MetLife, Inc.	78,450
10,237	MFA Financial, Inc. REIT	74,423
1,683	Morgan Stanley	70,652
632	Morningstar, Inc.	79,986
804	Nasdaq, Inc.	73,622
6,700	Navient Corp.	81,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
4,246	New Residential Investment Corp. REIT	$70,229
787	Northern Trust Corp.	73,348
3,274	Old Republic International Corp.	68,296
2,602	OneMain Holdings, Inc.	85,866
1,926	PacWest Bancorp	79,005
4,515	People’s United Financial, Inc.	80,186
1,358	Pinnacle Financial Partners, Inc.	79,701
574	PNC Financial Services Group, Inc. (The)	72,335
1,359	Popular, Inc.	76,620
1,150	Progressive Corp. (The)	83,835
1,107	Prosperity Bancshares, Inc.	82,416
814	Prudential Financial, Inc.	78,022
952	Raymond James Financial, Inc.	78,616
4,652	Regions Financial Corp.	76,293
506	Reinsurance Group of America, Inc.	73,112
544	RenaissanceRe Holdings Ltd. (Bermuda)	79,995
418	S&P Global, Inc.	83,755
3,984	Santander Consumer USA Holdings, Inc.	81,831
633	Signature Bank	85,936
7,428	SLM Corp.(b)	82,079
1,256	SunTrust Banks, Inc.	81,477
307	SVB Financial Group(b)	75,878
2,083	Synovus Financial Corp.	82,653
762	T. Rowe Price Group, Inc.	76,528
3,483	TCF Financial Corp.	79,761
1,402	TD Ameritrade Holding Corp.	78,975
881	Torchmark Corp.	72,735
574	Travelers Cos., Inc. (The)	76,290
5,116	Two Harbors Investment Corp. REIT	70,959
4,018	Umpqua Holdings Corp.	73,047
1,378	US Bancorp	71,229
2,898	Virtu Financial, Inc., Class A	72,856
946	W.R. Berkley Corp.	79,142
1,287	Webster Financial Corp.	73,900
1,401	Wells Fargo & Co.	69,896
1,699	Western Alliance Bancorp(b)	78,613
79	White Mountains Insurance Group Ltd.	74,212
463	Willis Towers Watson PLC	79,645
993	Wintrust Financial Corp.	73,154
1,608	Zions Bancorp NA	82,169

		8,874,768

	Health Care—8.6%
1,033	Abbott Laboratories	80,181
802	AbbVie, Inc.	63,551
2,186	Acadia Healthcare Co., Inc.(b)	57,470
1,019	Agilent Technologies, Inc.	80,949
607	Alexion Pharmaceuticals, Inc.(b)	82,145
827	AmerisourceBergen Corp.	68,889
375	Amgen, Inc.	71,280
251	Anthem, Inc.	75,483
1,079	Baxter International, Inc.	80,634
304	Becton, Dickinson and Co.	75,632
230	Biogen, Inc.(b)	75,442
1,392	Bristol-Myers Squibb Co.	71,911
2,234	Bruker Corp.	85,361
1,315	Cardinal Health, Inc.	71,457

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,904	Catalent, Inc.(b)	$82,291
1,046	Centene Corp.(b)	63,691
1,324	Cerner Corp.(b)	74,078
546	Charles River Laboratories International, Inc.(b)	77,625
242	Chemed Corp.	79,739
518	Cigna Corp.	90,360
264	Cooper Cos., Inc. (The)	75,501
330	Covetrus, Inc.(b)	11,807
918	CVS Health Corp.	53,088
682	Danaher Corp.	86,628
1,131	DaVita, Inc.(b)	64,354
635	Eli Lilly & Co., Class W	80,194
1,020	Encompass Health Corp.	64,403
1,044	Gilead Sciences, Inc.	67,881
511	HCA Healthcare, Inc.	71,049
827	Henry Schein, Inc.(b)	49,041
755	Hill-Rom Holdings, Inc.	80,068
227	Humana, Inc.	64,704
304	ICU Medical, Inc.(b)	74,711
1,405	Integra LifeSciences Holdings Corp.(b)	77,401
590	IQVIA Holdings, Inc.(b)	82,659
504	Jazz Pharmaceuticals PLC(b)	70,575
498	Johnson & Johnson	68,047
517	Laboratory Corp. of America Holdings(b)	76,640
583	McKesson Corp.	74,134
764	Medtronic PLC	69,142
928	Merck & Co., Inc.	75,437
116	Mettler-Toledo International, Inc.(b)	78,986
529	Molina Healthcare, Inc.(b)	71,219
838	PerkinElmer, Inc.	78,906
1,608	Pfizer, Inc.	69,707
657	PRA Health Sciences, Inc.(b)	70,286
827	Quest Diagnostics, Inc.	71,577
196	Regeneron Pharmaceuticals, Inc.(b)	84,425
648	ResMed, Inc.	66,375
609	STERIS PLC	73,665
422	Stryker Corp.	79,551
274	Teleflex, Inc.	79,416
304	Thermo Fisher Scientific, Inc.	78,909
651	United Therapeutics Corp.(b)	82,215
266	UnitedHealth Group, Inc.	64,431
541	Universal Health Services, Inc., Class B	75,107
610	Varian Medical Systems, Inc.(b)	81,960
378	Waters Corp.(b)	91,559
293	WellCare Health Plans, Inc.(b)	74,299
665	West Pharmaceutical Services, Inc.	69,659
649	Zimmer Biomet Holdings, Inc.	80,554

		4,468,439

	Industrials—16.6%
365	3M Co.	75,697
1,605	A.O. Smith Corp.	83,348
604	Acuity Brands, Inc.	78,592
2,410	AECOM(b)	74,614
1,242	AGCO Corp.	83,934
1,914	Air Lease Corp.	71,507
1,035	Alaska Air Group, Inc.	63,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
805	Allegion PLC	$72,418
1,611	Allison Transmission Holdings, Inc.	80,067
216	AMERCO	83,071
1,007	AMETEK, Inc.	80,137
1,115	Armstrong World Industries, Inc.	81,596
215	Boeing Co. (The)	94,591
817	C.H. Robinson Worldwide, Inc.	73,840
726	Carlisle Cos., Inc.	89,356
574	Caterpillar, Inc.	78,833
413	Cintas Corp.	85,326
1,180	Clean Harbors, Inc.(b)	80,240
3,034	Colfax Corp.(b)	80,280
1,494	Copart, Inc.(b)	87,653
879	Crane Co.	74,337
1,028	CSX Corp.	74,705
496	Cummins, Inc.	76,429
689	Curtiss-Wright Corp.	84,947
488	Deere & Co.	80,052
1,275	Delta Air Lines, Inc.	63,214
1,413	Donaldson Co., Inc.	72,897
868	Dover Corp.	78,580
968	Eaton Corp. PLC	77,217
1,132	Emerson Electric Co.	77,146
746	Equifax, Inc.	81,694
959	Expeditors International of Washington, Inc.	71,877
1,266	Fastenal Co.	79,682
346	FedEx Corp.	62,626
1,871	Fluor Corp.	70,350
1,010	Fortive Corp.	82,386
3,114	Gardner Denver Holdings, Inc.(b)	83,611
419	General Dynamics Corp.	71,322
903	Genesee & Wyoming, Inc., Class A(b)	74,046
1,680	Graco, Inc.	78,893
533	Harris Corp.	87,908
1,845	HD Supply Holdings, Inc.(b)	79,353
1,083	HEICO Corp., Class A	86,629
1,227	Hexcel Corp.	88,516
519	Honeywell International, Inc.	79,962
682	Hubbell, Inc.	80,510
362	Huntington Ingalls Industries, Inc.	75,806
543	IDEX Corp.	78,246
1,381	IHS Markit Ltd.(b)	73,428
557	Illinois Tool Works, Inc.	80,253
725	Ingersoll-Rand PLC	76,531
1,376	ITT, Inc.	79,478
721	J.B. Hunt Transport Services, Inc.	77,630
1,156	Jacobs Engineering Group, Inc.	85,290
3,868	JetBlue Airways Corp.(b)	64,596
2,141	Johnson Controls International PLC	75,513
720	Kansas City Southern	78,221
1,325	KAR Auction Services, Inc.	62,474
956	Kirby Corp.(b)	70,954
418	L3 Technologies, Inc.	88,511
728	Landstar System, Inc.	79,119
337	Lennox International, Inc.	82,649
900	Lincoln Electric Holdings, Inc.	77,778

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
258	Lockheed Martin Corp.	$79,828
649	Middleby Corp. (The)(b)(c)	79,561
882	MSC Industrial Direct Co., Inc., Class A	74,450
638	Nordson Corp.	86,615
447	Norfolk Southern Corp.	80,147
296	Northrop Grumman Corp.	85,828
572	Old Dominion Freight Line, Inc.	86,240
1,065	Oshkosh Corp.	82,868
1,243	PACCAR, Inc.	84,275
445	Parker-Hannifin Corp.	78,391
1,815	Pentair PLC	77,210
2,162	Quanta Services, Inc.	77,054
448	Raytheon Co.	83,552
962	Regal Beloit Corp.	80,577
956	Republic Services, Inc.	74,979
1,208	Robert Half International, Inc.	82,374
425	Rockwell Automation, Inc.	75,888
258	Roper Technologies, Inc.	83,502
3,658	Schneider National, Inc., Class B	80,074
1,588	Sensata Technologies Holding PLC(b)	80,559
466	Snap-on, Inc.	74,560
1,393	Southwest Airlines Co.	78,064
920	Spirit AeroSystems Holdings, Inc., Class A	90,896
575	Stanley Black & Decker, Inc.	76,147
345	Teledyne Technologies, Inc.(b)	81,434
1,330	Textron, Inc.	72,219
1,853	Timken Co. (The)	80,402
1,235	Toro Co. (The)	84,696
209	TransDigm Group, Inc.(b)	90,725
1,160	TransUnion	74,890
3,235	Trinity Industries, Inc.	75,731
475	Union Pacific Corp.	79,657
803	United Continental Holdings, Inc.(b)	70,511
679	United Parcel Service, Inc., Class B	74,826
609	United Technologies Corp.	76,533
3,619	Univar, Inc.(b)	81,826
1,686	USG Corp.	72,683
582	Valmont Industries, Inc.	79,495
602	Verisk Analytics, Inc.(b)	76,111
245	W.W. Grainger, Inc.	74,669
650	WABCO Holdings, Inc.(b)	89,394
816	Wabtec Corp.(c)	59,780
802	Waste Management, Inc.	81,202
485	Watsco, Inc.	69,787
1,424	WESCO International, Inc.(b)	77,537
1,005	XPO Logistics, Inc.(b)	50,602
1,067	Xylem, Inc.	80,612

		8,613,286

	Information Technology—12.2%
452	Accenture PLC, Class A	72,944
1,072	Akamai Technologies, Inc.(b)	74,676
385	Alliance Data Systems Corp.	66,605
1,137	Amdocs Ltd.	63,183
847	Amphenol Corp., Class A	79,593
803	Analog Devices, Inc.	85,889
421	Apple, Inc.	72,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
319	Arista Networks, Inc.(b)	$90,995
2,386	ARRIS International PLC(b)	75,589
961	Arrow Electronics, Inc.(b)	76,592
508	Automatic Data Processing, Inc.	77,739
1,647	Black Knight, Inc.(b)	86,056
1,491	Booz Allen Hamilton Holding Corp.	78,814
315	Broadcom, Inc.	86,738
705	Broadridge Financial Solutions, Inc.	71,381
793	CDW Corp.	74,455
1,532	Cisco Systems, Inc.	79,312
682	Citrix Systems, Inc.	71,951
1,035	Cognizant Technology Solutions Corp., Class A	73,464
1,884	CoreLogic, Inc.(b)	69,086
5,356	Cypress Semiconductor Corp.	82,643
553	Dell Technologies, Inc., Class C(b)	30,868
1,044	Dolby Laboratories, Inc., Class A	67,651
1,186	DXC Technology Co.	78,110
569	EPAM Systems, Inc.(b)	92,053
640	Euronet Worldwide, Inc.(b)	85,965
430	F5 Networks, Inc.(b)	72,300
385	Fair Isaac Corp.(b)	95,411
684	Fidelity National Information Services, Inc.	73,975
4,067	First Data Corp., Class A(b)	102,244
957	Fiserv, Inc.(b)	81,048
383	FleetCor Technologies, Inc.(b)	89,346
1,645	FLIR Systems, Inc.	84,635
2,537	Genpact Ltd.	84,279
688	Global Payments, Inc.	89,701
4,890	Hewlett Packard Enterprise Co.	80,098
3,120	HP, Inc.	61,558
1,547	Intel Corp.	81,929
609	International Business Machines Corp.	84,121
351	Intuit, Inc.	86,743
3,009	Jabil, Inc.	85,456
528	Jack Henry & Associates, Inc.	70,029
2,556	Juniper Networks, Inc.	69,217
1,208	Keysight Technologies, Inc.(b)	101,967
756	KLA-Tencor Corp.	87,310
495	Lam Research Corp.	87,165
1,231	Leidos Holdings, Inc.	79,510
403	Littelfuse, Inc.	77,815
838	LogMeIn, Inc.	66,571
1,528	Manhattan Associates, Inc.(b)	83,658
4,756	Marvell Technology Group Ltd.	94,882
1,322	Maxim Integrated Products, Inc.	71,956
996	Microchip Technology, Inc.	86,523
2,013	Micron Technology, Inc.(b)	82,291
683	Microsoft Corp.	76,517
973	MKS Instruments, Inc.	80,633
1,480	National Instruments Corp.	69,175
1,069	NetApp, Inc.	69,699
463	NVIDIA Corp.	71,422
886	NXP Semiconductors NV (Netherlands)	80,910
3,981	ON Semiconductor Corp.(b)	85,512
1,510	Oracle Corp.	78,716
1,071	Paychex, Inc.	82,488

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
2,877	Sabre Corp.	$64,531
1,026	Skyworks Solutions, Inc.	83,783
1,590	SS&C Technologies Holdings, Inc.	97,912
3,300	Symantec Corp.	74,217
830	Synopsys, Inc.(b)	84,394
2,104	Teradyne, Inc.	85,906
766	Texas Instruments, Inc.	81,028
864	Total System Services, Inc.	81,562
1,959	Trimble, Inc.(b)	78,380
684	Ubiquiti Networks, Inc.	98,763
2,134	Versum Materials, Inc.	104,566
535	Visa, Inc., Class A	79,244
459	VMware, Inc., Class A	78,861
2,757	Xerox Corp.	85,191
807	Xilinx, Inc.	101,117
426	Zebra Technologies Corp., Class A(b)	85,417

		6,336,930

	Materials—5.8%
452	Air Products & Chemicals, Inc.	81,893
779	Albemarle Corp.	71,115
721	AptarGroup, Inc.	73,347
918	Ashland Global Holdings, Inc.	71,035
792	Avery Dennison Corp.	85,568
3,006	Axalta Coating Systems Ltd.(b)	80,350
1,504	Ball Corp.	82,389
1,497	Bemis Co., Inc.	79,191
1,488	Berry Global Group, Inc.(b)	78,075
755	Celanese Corp.	77,229
1,730	CF Industries Holdings, Inc.	73,006
1,470	Crown Holdings, Inc.(b)	79,806
1,283	DowDuPont, Inc.	68,294
955	Eastman Chemical Co.	78,969
465	Ecolab, Inc.	78,543
872	FMC Corp.	78,044
6,303	Freeport-McMoRan, Inc.	81,309
6,469	Graphic Packaging Holding Co.	78,792
537	International Flavors & Fragrances, Inc.	68,468
1,603	International Paper Co.	73,450
802	LyondellBasell Industries NV, Class A	68,587
395	Martin Marietta Materials, Inc.	74,181
180	NewMarket Corp.	79,020
1,217	Nucor Corp.	73,714
4,250	Owens-Illinois, Inc.	84,660
755	Packaging Corp. of America	72,171
679	PPG Industries, Inc.	76,028
928	Reliance Steel & Aluminum Co.	82,824
1,130	RPM International, Inc.	65,393
1,000	Scotts Miracle-Gro Co. (The)	81,900
181	Sherwin-Williams Co. (The)	78,409
2,922	Silgan Holdings, Inc.	82,722
1,260	Sonoco Products Co.	72,941
2,210	Southern Copper Corp. (Peru)	78,698
2,120	Steel Dynamics, Inc.	79,118
3,213	United States Steel Corp.	72,003
3,517	Valvoline, Inc.	66,085
722	Vulcan Materials Co.	80,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
1,048	Westlake Chemical Corp.	$73,224
1,557	WestRock Co.	58,201

		3,039,226

	Real Estate—8.2%
1,701	American Campus Communities, Inc. REIT	76,647
4,703	Apple Hospitality REIT, Inc. REIT	77,505
389	AvalonBay Communities, Inc. REIT	75,711
570	Boston Properties, Inc. REIT	75,633
5,180	Brandywine Realty Trust REIT	81,430
4,557	Brixmor Property Group, Inc. REIT	79,565
800	Camden Property Trust REIT	78,472
1,762	CBRE Group, Inc., Class A(b)	87,677
3,403	Columbia Property Trust, Inc. REIT	73,607
752	CoreSite Realty Corp. REIT	76,892
3,000	Corporate Office Properties Trust REIT	77,970
2,343	CubeSmart REIT	71,789
2,026	Douglas Emmett, Inc. REIT	78,204
2,587	Duke Realty Corp. REIT	76,498
1,042	EPR Properties REIT	76,566
731	Equity LifeStyle Properties, Inc. REIT	79,416
1,026	Equity Residential REIT	75,606
283	Essex Property Trust, Inc. REIT	79,195
767	Extra Space Storage, Inc. REIT	73,586
564	Federal Realty Investment Trust REIT	75,345
2,160	Gaming and Leisure Properties, Inc. REIT	78,581
2,538	HCP, Inc. REIT	78,094
2,597	Healthcare Trust of America, Inc., Class A REIT	73,989
1,722	Highwoods Properties, Inc. REIT	79,746
2,782	Hospitality Properties Trust REIT	75,309
3,873	Host Hotels & Resorts, Inc. REIT	75,950
689	Howard Hughes Corp. (The)(b)	76,741
2,388	Hudson Pacific Properties, Inc. REIT	79,329
2,138	Iron Mountain, Inc. REIT	75,728
556	Jones Lang LaSalle, Inc.	91,807
1,068	Kilroy Realty Corp. REIT	78,722
4,540	Kimco Realty Corp. REIT	79,859
992	Lamar Advertising Co., Class A REIT	76,949
1,599	Liberty Property Trust REIT	75,681
760	Life Storage, Inc. REIT	74,176
1,465	Macerich Co. (The) REIT	63,874
4,200	Medical Properties Trust, Inc. REIT	76,566
718	Mid-America Apartment Communities, Inc. REIT	74,370
1,462	National Retail Properties, Inc. REIT	76,170
1,918	Omega Healthcare Investors, Inc. REIT	68,856
3,533	Outfront Media, Inc. REIT	79,280
2,391	Park Hotels & Resorts, Inc. REIT	74,695
1,111	Prologis, Inc. REIT	77,837
343	Public Storage REIT	72,541
2,377	Rayonier, Inc. REIT	70,050
6,002	Retail Properties of America, Inc., Class A REIT	74,785
5,283	Senior Housing Properties Trust REIT	68,415
395	Simon Property Group, Inc. REIT	71,558
770	SL Green Realty Corp. REIT	69,854
1,868	Spirit Realty Capital, Inc. REIT	72,180
2,412	STORE Capital Corp. REIT	78,318
1,419	Taubman Centers, Inc. REIT	75,746

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
3,746	Uniti Group, Inc. REIT(c)	$36,111
1,147	Ventas, Inc. REIT	71,974
1,025	Vornado Realty Trust REIT	68,993
2,616	Weingarten Realty Investors REIT	75,367
1,061	WP Carey, Inc. REIT	78,376

		4,293,891

	Utilities—4.0%
1,571	Alliant Energy Corp.	72,062
1,036	Ameren Corp.	73,805
925	American Electric Power Co., Inc.	75,064
758	American Water Works Co., Inc.	77,028
761	Atmos Energy Corp.	75,225
1,451	Avangrid, Inc.	70,156
2,624	CenterPoint Energy, Inc.	79,087
1,380	CMS Energy Corp.	75,072
884	Consolidated Edison, Inc.	72,886
963	Dominion Energy, Inc.	71,349
609	DTE Energy Co.	75,248
823	Duke Energy Corp.	73,790
817	Entergy Corp.	76,250
1,207	Evergy, Inc.	67,483
1,051	Eversource Energy	73,370
1,569	Exelon Corp.	76,238
1,874	Hawaiian Electric Industries, Inc.	71,737
2,735	MDU Resources Group, Inc.	72,259
1,344	National Fuel Gas Co.	80,895
406	NextEra Energy, Inc.	76,214
1,809	OGE Energy Corp.	76,919
822	Pinnacle West Capital Corp.	77,054
2,361	PPL Corp.	75,953
1,298	Public Service Enterprise Group, Inc.	76,335
1,536	Southern Co. (The)	76,324
1,246	UGI Corp.	68,405
992	WEC Energy Group, Inc.	75,670
1,394	Xcel Energy, Inc.	76,475

		2,088,353

	Total Common Stocks & Other Equity Interests (Cost $52,110,387)	51,957,266

	Money Market Fund—0.0%
1,177	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $1,177)	1,177

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $52,111,564)—99.8%	51,958,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.0%
499,451	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $499,451)	$499,451

	Total Investments in Securities (Cost $52,611,015)—100.8%	52,457,894

	Other assets less liabilities—(0.8)%	(426,247)

	Net Assets—100.0%	$52,031,647

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000 Equal Weight ETF (EQAL)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Industrials	13.6
Information Technology	13.4
Health Care	11.2
Consumer Staples	10.5
Energy	9.8
Materials	9.3
Consumer Discretionary	8.8
Utilities	8.5
Financials	6.6
Communication Services	4.5
Real Estate	3.6
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Communication Services—4.5%
8,123	Activision Blizzard, Inc.	$342,303
386	Alphabet, Inc., Class C(b)	432,289
5,801	AMC Networks, Inc., Class A(b)	381,184
35,087	AT&T, Inc.	1,091,907
393	Cable One, Inc.	372,953
6,800	CBS Corp., Class B	341,428
62,151	CenturyLink, Inc.	819,772
1,098	Charter Communications, Inc., Class A(b)	378,711
7,969	Cinemark Holdings, Inc.	299,873
8,862	Comcast Corp., Class A	342,694
11,615	Discovery, Inc., Class A(b)	335,673
10,566	DISH Network Corp., Class A(b)	343,501
4,862	Electronic Arts, Inc.(b)	465,682
2,738	Facebook, Inc., Class A(b)	442,050
7,037	GCI Liberty, Inc., Class A(b)	376,761
2,237	IAC/InterActiveCorp.(b)	476,593
14,001	Interpublic Group of Cos., Inc. (The)	322,443
6,384	John Wiley & Sons, Inc., Class A	331,266
4,122	Liberty Broadband Corp., Class C(b)	368,919
10,203	Liberty Media Corp.-Liberty Formula One, Class C(b)	317,517
8,301	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	342,084
20,613	Lions Gate Entertainment Corp., Class A(c)	318,471
6,013	Live Nation Entertainment, Inc.(b)	340,095
1,251	Madison Square Garden Co. (The), Class A(b)	360,463
9,361	Match Group, Inc.	518,412
1,180	Netflix, Inc.(b)	422,558
25,864	News Corp., Class A	336,749
4,281	Omnicom Group, Inc.	324,072

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
52,169	Sirius XM Holdings, Inc.	$309,362
170,679	Sprint Corp.(b)	1,083,812
3,711	Take-Two Interactive Software, Inc.(b)	323,822
30,152	Telephone & Data Systems, Inc.	966,372
15,712	T-Mobile US, Inc.(b)	1,134,564
7,118	Tribune Media Co., Class A	329,065
5,304	TripAdvisor, Inc.(b)	282,014
6,598	Twenty-First Century Fox, Inc., Class A	332,737
10,929	Twitter, Inc.(b)	336,395
18,886	United States Cellular Corp.(b)	881,787
17,993	Verizon Communications, Inc.	1,024,162
11,198	Viacom, Inc., Class B	327,206
2,858	Walt Disney Co. (The)	322,497
41,923	Zayo Group Holdings, Inc.(b)	1,039,690
5,783	Zillow Group, Inc., Class C(b)	241,729
105,673	Zynga, Inc., Class A(b)	551,613

		21,033,250

	Consumer Discretionary—8.8%
17,587	Adient PLC	341,891
2,062	Advance Auto Parts, Inc.	333,590
217	Amazon.com, Inc.(b)	355,843
4,859	Aptiv PLC	403,831
9,943	Aramark	301,273
9,737	AutoNation, Inc.(b)	343,327
382	AutoZone, Inc.(b)	358,687
5,809	Best Buy Co., Inc.	399,892
200	Booking Holdings, Inc.(b)	339,408
9,453	BorgWarner, Inc.	383,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,840	Bright Horizons Family Solutions, Inc.(b)	$352,160
6,833	Brunswick Corp.	360,372
2,002	Burlington Stores, Inc.(b)	339,819
43,822	Caesars Entertainment Corp.(b)(c)	377,746
8,657	Capri Holdings, Ltd.(b)	394,759
5,206	CarMax, Inc.(b)	323,293
5,728	Carnival Corp.	330,849
4,060	Carter’s, Inc.	395,606
707	Chipotle Mexican Grill, Inc.(b)	429,524
4,475	Choice Hotels International, Inc.	357,284
3,856	Columbia Sportswear Co.	396,975
9,005	D.R. Horton, Inc.	350,204
3,103	Darden Restaurants, Inc.	347,877
9,458	Dick’s Sporting Goods, Inc.	369,429
3,125	Dollar General Corp.	370,188
3,828	Dollar Tree, Inc.(b)	368,751
1,364	Domino’s Pizza, Inc.	342,282
4,578	Dunkin’ Brands Group, Inc.	327,098
11,221	eBay, Inc.	416,860
2,736	Expedia Group, Inc.	337,376
19,048	Extended Stay America, Inc.	347,436
11,878	Floor & Decor Holdings, Inc., Class A(b)(c)	441,624
6,527	Foot Locker, Inc.	388,487
38,250	Ford Motor Co.	335,453
14,722	frontdoor, Inc.(b)	471,104
12,200	Gap, Inc. (The)	309,880
4,911	Garmin Ltd.	412,377
27,032	Garrett Motion, Inc. (Switzerland)(b)	452,516
9,246	General Motors Co.	365,032
15,742	Gentex Corp.	320,192
3,255	Genuine Parts Co.	354,079
15,247	Goodyear Tire & Rubber Co. (The)	301,586
522	Graham Holdings Co., Class B	356,897
3,018	Grand Canyon Education, Inc.(b)	349,122
4,953	GrubHub, Inc.(b)	404,066
12,040	H&R Block, Inc.	290,766
23,545	Hanesbrands, Inc.	437,702
9,302	Harley-Davidson, Inc.	345,290
3,898	Hasbro, Inc.	330,940
11,507	Hilton Grand Vacations, Inc.(b)	365,808
4,564	Hilton Worldwide Holdings, Inc.	379,268
1,931	Home Depot, Inc. (The)	357,505
4,764	Hyatt Hotels Corp., Class A	346,676
20,161	International Game Technology PLC(c)	347,777
5,326	Kohl’s Corp.	359,665
10,401	L Brands, Inc.	271,882
5,913	Las Vegas Sands Corp.	363,236
2,620	Lear Corp.	398,423
8,931	Leggett & Platt, Inc.	405,646
7,960	Lennar Corp., Class A	381,921
12,895	LKQ Corp.(b)	357,192
3,438	Lowe’s Cos., Inc.	361,299
2,720	Lululemon Athletica, Inc.(b)	409,142
10,566	Macy’s, Inc.	261,931
3,000	Marriott International, Inc., Class A	375,810
26,923	Mattel, Inc.(b)(c)	388,230

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,743	McDonald’s Corp.	$320,433
12,195	MGM Resorts International	326,216
21,520	Michaels Cos., Inc. (The)(b)	304,293
2,813	Mohawk Industries, Inc.(b)	382,906
14,267	Newell Brands, Inc.	231,553
4,473	NIKE, Inc., Class B	383,470
6,626	Nordstrom, Inc.	313,277
6,815	Norwegian Cruise Line Holdings Ltd.(b)	378,437
138	NVR, Inc.(b)	361,560
925	O’Reilly Automotive, Inc.(b)	344,063
8,372	Penske Automotive Group, Inc.	372,052
4,054	Polaris Industries, Inc.	345,522
2,214	Pool Corp.	353,222
12,606	PulteGroup, Inc.	340,362
3,425	PVH Corp.	393,327
15,769	Qurate Retail, Inc.(b)	284,000
3,129	Ralph Lauren Corp.	391,657
4,011	Ross Stores, Inc.	380,363
3,246	Royal Caribbean Cruises Ltd.	384,586
7,381	Service Corp. International	305,131
8,507	ServiceMaster Global Holdings, Inc.(b)	384,176
5,532	Six Flags Entertainment Corp.	308,188
13,847	Skechers U.S.A., Inc., Class A(b)	465,675
4,840	Starbucks Corp.	340,058
9,334	Tapestry, Inc.	326,130
4,860	Target Corp.	353,030
6,674	Tempur Sealy International, Inc.(b)	388,494
860	Tesla, Inc.(b)	275,097
6,008	Thor Industries, Inc.	387,937
3,898	Tiffany & Co.	370,466
7,115	TJX Cos., Inc. (The)	364,928
9,968	Toll Brothers, Inc.	354,861
3,540	Tractor Supply Co.	337,539
1,355	Ulta Beauty, Inc.(b)	423,424
17,337	Under Armour, Inc., Class A(b)	390,949
9,682	Urban Outfitters, Inc.(b)	298,690
1,471	Vail Resorts, Inc.	306,542
4,347	VF Corp.	379,754
5,214	Visteon Corp.(b)	446,631
3,112	Wayfair, Inc., Class A(b)	515,596
19,035	Wendy’s Co. (The)	329,877
2,837	Whirlpool Corp.	401,464
6,221	Williams-Sonoma, Inc.	361,813
5,083	Wyndham Destinations, Inc.	228,887
6,730	Wyndham Hotels & Resorts, Inc.	353,796
3,024	Wynn Resorts Ltd.	382,657
8,854	Yum China Holdings, Inc. (China)	369,389
3,474	Yum! Brands, Inc.	328,293

		41,066,811

	Consumer Staples—10.5%
19,462	Altria Group, Inc.	1,020,003
23,715	Archer-Daniels-Midland Co.	1,007,888
22,077	Brown-Forman Corp., Class B	1,092,591
18,053	Bunge Ltd.	958,253
27,271	Campbell Soup Co.	982,301
7,666	Casey’s General Stores, Inc.	1,032,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
15,302	Church & Dwight Co., Inc.	$1,006,872
6,446	Clorox Co. (The)	1,018,661
21,206	Coca-Cola Co. (The)	961,480
16,272	Colgate-Palmolive Co.	1,071,837
34,432	Conagra Brands, Inc.	804,676
5,831	Constellation Brands, Inc., Class A	986,372
1,431	Costco Wholesale Corp.	313,017
42,719	Coty, Inc., Class A(c)	469,909
21,899	Energizer Holdings, Inc.	1,004,726
2,318	Estee Lauder Cos., Inc. (The), Class A	363,787
54,154	Flowers Foods, Inc.	1,108,532
27,903	General Mills, Inc.	1,315,068
55,176	Hain Celestial Group, Inc. (The)(b)	1,085,312
18,313	Herbalife Nutrition Ltd.(b)	1,027,359
9,674	Hershey Co. (The)	1,070,718
23,670	Hormel Foods Corp.	1,026,331
11,101	Ingredion, Inc.	1,026,288
10,251	JM Smucker Co. (The)	1,085,683
17,460	Kellogg Co.	982,300
40,542	Keurig Dr Pepper, Inc.	1,019,631
9,040	Kimberly-Clark Corp.	1,056,143
21,835	Kraft Heinz Co. (The)	724,704
35,971	Kroger Co. (The)	1,055,029
13,790	Lamb Weston Holdings, Inc.	955,785
6,884	McCormick & Co., Inc.	936,086
16,842	Molson Coors Brewing Co., Class B	1,038,478
24,016	Mondelez International, Inc., Class A	1,132,595
19,842	Monster Beverage Corp.(b)	1,266,515
16,599	Nu Skin Enterprises, Inc., Class A	997,766
8,855	PepsiCo, Inc.	1,023,992
12,466	Philip Morris International, Inc.	1,083,794
62,521	Pilgrim’s Pride Corp.(b)	1,229,788
11,467	Post Holdings, Inc.(b)	1,168,258
11,101	Procter & Gamble Co. (The)	1,094,004
284	Seaboard Corp.	1,107,390
23,326	Spectrum Brands Holdings, Inc.	1,263,569
43,942	Sprouts Farmers Market, Inc.(b)	1,024,727
16,244	Sysco Corp.	1,097,282
19,431	TreeHouse Foods, Inc.(b)	1,177,130
18,974	Tyson Foods, Inc., Class A	1,169,937
33,407	US Foods Holding Corp.(b)	1,177,263
12,925	Walgreens Boots Alliance, Inc.	920,131
3,497	Walmart, Inc.	346,168

		48,889,046

	Energy—9.8%
16,089	Anadarko Petroleum Corp.	699,872
69,414	Antero Resources Corp.(b)(c)	601,125
27,032	Apache Corp.	896,922
27,377	Apergy Corp.(b)	1,149,287
39,315	Baker Hughes a GE Co.	1,037,130
35,886	Cabot Oil & Gas Corp.	883,513
63,429	Centennial Resource Development, Inc., Class A(b)	575,301
13,902	Cheniere Energy, Inc.(b)	895,984
327,165	Chesapeake Energy Corp.(b)	968,408
7,462	Chevron Corp.	892,306

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
11,871	Cimarex Energy Co.	$853,644
66,104	CNX Resources Corp.(b)	700,702
7,178	Concho Resources, Inc.	789,580
13,048	ConocoPhillips	885,307
18,457	Continental Resources, Inc.(b)	823,367
31,840	Devon Energy Corp.	939,598
8,983	Diamondback Energy, Inc.	924,620
8,217	EOG Resources, Inc.	772,398
41,824	EQT Corp.	757,851
39,797	Equitrans Midstream Corp.	702,019
160,791	Extraction Oil & Gas, Inc.(b)	675,322
11,172	Exxon Mobil Corp.	882,923
29,000	Halliburton Co.	890,010
14,261	Helmerich & Payne, Inc.	772,946
16,185	Hess Corp.	936,302
15,508	HollyFrontier Corp.	794,010
52,788	Kinder Morgan, Inc.	1,011,418
192,148	Kosmos Energy Ltd. (Ghana)(b)	1,229,747
55,449	Marathon Oil Corp.	920,453
13,835	Marathon Petroleum Corp.	857,908
29,558	Murphy Oil Corp.	854,226
324,364	Nabors Industries Ltd.	1,050,939
31,441	National Oilwell Varco, Inc.	884,750
37,190	Noble Energy, Inc.	823,759
12,677	Occidental Petroleum Corp.	838,584
14,075	ONEOK, Inc.	904,460
48,996	Parsley Energy, Inc., Class A(b)	888,787
68,489	Patterson-UTI Energy, Inc.	908,164
26,663	PBF Energy, Inc., Class A	828,419
9,687	Phillips 66	933,439
6,223	Pioneer Natural Resources Co.	877,132
118,372	QEP Resources, Inc.(b)	918,567
65,791	Range Resources Corp.	703,964
75,386	RPC, Inc.(c)	810,400
20,644	Schlumberger Ltd.	909,575
46,668	SM Energy Co.	762,555
19,105	Targa Resources Corp.	768,785
107,037	Transocean Ltd.(b)	874,492
11,509	Valero Energy Corp.	938,674
1,835,491	Weatherford International PLC(b)	1,184,993
28,081	Whiting Petroleum Corp.(b)	684,334
36,309	Williams Cos., Inc. (The)	969,087
67,929	WPX Energy, Inc.(b)	838,244

		45,876,302

	Financials—6.6%
1,990	Affiliated Managers Group, Inc.	218,124
4,171	Aflac, Inc.	204,963
10,704	AGNC Investment Corp. REIT	188,926
312	Alleghany Corp.	200,604
2,365	Allstate Corp. (The)	223,209
8,124	Ally Financial, Inc.	220,079
1,788	American Express Co.	192,639
2,083	American Financial Group, Inc.	207,592
5,162	American International Group, Inc.	222,998
1,569	American National Insurance Co.	230,941
1,685	Ameriprise Financial, Inc.	221,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
18,788	Annaly Capital Management, Inc. REIT	$190,322
1,228	Aon PLC	210,639
7,036	Arch Capital Group Ltd.(b)	229,866
2,505	Arthur J. Gallagher & Co.	201,101
9,105	Associated Banc-Corp.	211,964
2,127	Assurant, Inc.	219,060
4,900	Assured Guaranty Ltd.	204,624
4,678	Athene Holding Ltd., Class A(b)	208,405
10,852	AXA Equitable Holdings, Inc.	207,490
3,617	Axis Capital Holdings Ltd.	206,422
7,779	Bank of America Corp.	226,213
2,644	Bank of Hawaii Corp.	217,416
3,891	Bank of New York Mellon Corp. (The)	204,200
8,550	Bank OZK	280,440
6,139	BankUnited, Inc.	224,012
4,142	BB&T Corp.	211,118
952	Berkshire Hathaway, Inc., Class B(b)	191,638
33,382	BGC Partners, Inc., Class A	204,632
533	BlackRock, Inc.	236,236
2,439	BOK Financial Corp.	220,583
5,739	Brighthouse Financial, Inc.(b)	222,214
6,801	Brown & Brown, Inc.	201,446
2,372	Capital One Financial Corp.	198,252
1,868	Cboe Global Markets, Inc.	179,160
4,576	Charles Schwab Corp. (The)	210,542
10,046	Chimera Investment Corp. REIT	185,751
1,475	Chubb Ltd.	197,503
2,396	Cincinnati Financial Corp.	208,021
4,489	CIT Group, Inc.	228,804
3,393	Citigroup, Inc.	217,084
6,165	Citizens Financial Group, Inc.	227,735
1,077	CME Group, Inc.	195,917
4,287	CNA Financial Corp.	185,284
2,751	Comerica, Inc.	239,640
3,259	Commerce Bancshares, Inc.	205,089
531	Credit Acceptance Corp.(b)	233,566
2,045	Cullen/Frost Bankers, Inc.	212,026
3,023	Discover Financial Services	216,477
4,282	E*TRADE Financial Corp.	209,775
4,264	East West Bancorp, Inc.	232,857
5,242	Eaton Vance Corp.	219,378
1,458	Erie Indemnity Co., Class A	259,845
2,508	Evercore, Inc., Class A	230,987
873	Everest Re Group Ltd.	197,394
18,118	F.N.B. Corp.	221,764
826	FactSet Research Systems, Inc.	194,250
5,957	Fidelity National Financial, Inc.	209,031
7,825	Fifth Third Bancorp	215,814
4,140	First American Financial Corp.	210,271
534	First Citizens BancShares, Inc., Class A	233,134
8,003	First Hawaiian, Inc.	215,761
13,689	First Horizon National Corp.	213,959
2,136	First Republic Bank	224,237
6,023	Franklin Resources, Inc.	196,410
1,161	Goldman Sachs Group, Inc. (The)	228,369
1,722	Hanover Insurance Group, Inc. (The)	204,419

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
4,590	Hartford Financial Services Group, Inc. (The)	$226,562
15,389	Huntington Bancshares, Inc.	221,755
3,588	Interactive Brokers Group, Inc., Class A	198,165
2,512	Intercontinental Exchange, Inc.	193,801
11,021	Invesco Ltd.(d)	213,256
10,388	Jefferies Financial Group, Inc.	210,565
1,944	JPMorgan Chase & Co.	202,876
12,283	KeyCorp	216,918
5,162	Lazard Ltd., Class A	193,214
7,295	Legg Mason, Inc.	213,379
3,493	Lincoln National Corp.	218,382
4,197	Loews Corp.	199,861
3,206	LPL Financial Holdings, Inc.	241,764
1,290	M&T Bank Corp.	223,247
205	Markel Corp.(b)	206,000
821	MarketAxess Holdings, Inc.	200,225
2,250	Marsh & McLennan Cos., Inc.	209,295
3,487	Mercury General Corp.	184,706
4,875	MetLife, Inc.	220,301
27,219	MFA Financial, Inc. REIT	197,882
1,337	Moody’s Corp.	231,461
4,752	Morgan Stanley	199,489
1,640	Morningstar, Inc.	207,558
1,259	MSCI, Inc.	232,562
2,248	Nasdaq, Inc.	205,849
19,318	Navient Corp.	236,066
12,208	New Residential Investment Corp. REIT	201,920
19,960	New York Community Bancorp, Inc.	249,700
2,251	Northern Trust Corp.	209,793
8,943	Old Republic International Corp.	186,551
7,483	OneMain Holdings, Inc.	246,939
5,617	PacWest Bancorp	230,409
12,311	People’s United Financial, Inc.	218,643
3,902	Pinnacle Financial Partners, Inc.	229,008
1,649	PNC Financial Services Group, Inc. (The)	207,807
3,722	Popular, Inc.	209,846
4,401	Principal Financial Group, Inc.	231,669
3,029	Progressive Corp. (The)	220,814
3,010	Prosperity Bancshares, Inc.	224,095
2,292	Prudential Financial, Inc.	219,688
2,457	Raymond James Financial, Inc.	202,899
13,818	Regions Financial Corp.	226,615
1,350	Reinsurance Group of America, Inc.	195,062
1,408	RenaissanceRe Holdings Ltd. (Bermuda)	207,046
1,113	S&P Global, Inc.	223,012
10,536	Santander Consumer USA Holdings, Inc.	216,409
3,965	SEI Investments Co.	209,154
1,706	Signature Bank	231,607
21,044	SLM Corp.(b)	232,536
8,585	Starwood Property Trust, Inc. REIT	192,562
3,027	State Street Corp.	217,550
11,014	Sterling Bancorp	223,915
3,599	SunTrust Banks, Inc.	233,467
987	SVB Financial Group(b)	243,947
7,863	Synchrony Financial	256,412
5,721	Synovus Financial Corp.	227,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
2,039	T. Rowe Price Group, Inc.	$204,777
9,245	TCF Financial Corp.	211,711
3,910	TD Ameritrade Holding Corp.	220,250
3,603	Texas Capital Bancshares, Inc.(b)	219,891
11,899	TFS Financial Corp.	203,830
2,457	Torchmark Corp.	202,850
1,585	Travelers Cos., Inc. (The)	210,662
13,366	Two Harbors Investment Corp. REIT	185,386
10,983	Umpqua Holdings Corp.	199,671
6,328	Unum Group	236,414
3,880	US Bancorp	200,557
7,383	Virtu Financial, Inc., Class A	185,609
4,565	Voya Financial, Inc.	230,852
2,513	W.R. Berkley Corp.	210,238
3,706	Webster Financial Corp.	212,799
4,036	Wells Fargo & Co.	201,356
4,688	Western Alliance Bancorp(b)	216,914
235	White Mountains Insurance Group Ltd.	220,757
1,225	Willis Towers Watson PLC	210,725
2,722	Wintrust Financial Corp.	200,530
4,494	Zions Bancorp NA	229,643

		30,867,064

	Health Care—11.2%
6,705	Abbott Laboratories	520,442
5,523	AbbVie, Inc.	437,643
1,496	ABIOMED, Inc.(b)	500,412
15,276	Acadia Healthcare Co., Inc.(b)	401,606
6,694	Agilent Technologies, Inc.	531,771
8,928	Agios Pharmaceuticals, Inc.(b)(c)	579,159
4,375	Alexion Pharmaceuticals, Inc.(b)	592,069
2,273	Align Technology, Inc.(b)	588,639
14,123	Alkermes PLC(b)	469,872
3,148	Allergan PLC	433,511
6,541	Alnylam Pharmaceuticals, Inc.(b)	555,985
5,814	AmerisourceBergen Corp.	484,306
2,427	Amgen, Inc.	461,324
1,760	Anthem, Inc.	529,285
7,176	Baxter International, Inc.	536,263
2,005	Becton, Dickinson and Co.	498,824
1,494	Biogen, Inc.(b)	490,047
5,135	BioMarin Pharmaceutical, Inc.(b)	478,890
1,976	Bio-Rad Laboratories, Inc., Class A(b)	535,298
3,122	Bio-Techne Corp.	605,356
4,676	Bluebird Bio, Inc.(b)	725,809
12,891	Boston Scientific Corp.(b)	517,187
8,941	Bristol-Myers Squibb Co.	461,892
15,195	Bruker Corp.	580,601
5,936	Cantel Medical Corp.	436,415
9,103	Cardinal Health, Inc.	494,657
13,231	Catalent, Inc.(b)	571,844
6,893	Celgene Corp.(b)	572,946
7,203	Centene Corp.(b)	438,591
8,379	Cerner Corp.(b)	468,805
3,711	Charles River Laboratories International, Inc.(b)	527,593
1,664	Chemed Corp.	548,288

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
3,507	Cigna Corp.	$611,761
1,874	Cooper Cos., Inc. (The)	535,945
2,299	Covetrus, Inc.(b)	82,258
14,433	CVS Health Corp.	834,660
4,644	Danaher Corp.	589,881
8,082	DaVita, Inc.(b)	459,866
12,646	DENTSPLY SIRONA, Inc.	528,097
3,888	DexCom, Inc.(b)	541,715
2,904	Edwards Lifesciences Corp.(b)	491,618
14,651	Elanco Animal Health, Inc., Class W(b)(c)	443,046
4,160	Eli Lilly & Co., Class W(c)	525,366
6,595	Encompass Health Corp.	416,408
7,025	Exact Sciences Corp.(b)	639,275
22,360	Exelixis, Inc.(b)	500,640
7,087	Gilead Sciences, Inc.	460,797
3,494	HCA Healthcare, Inc.	485,806
5,748	Henry Schein, Inc.(b)	340,856
5,043	Hill-Rom Holdings, Inc.	534,810
11,127	Hologic, Inc.(b)	524,638
1,537	Humana, Inc.	438,107
2,092	ICU Medical, Inc.(b)	514,130
2,461	IDEXX Laboratories, Inc.(b)	519,345
1,417	Illumina, Inc.(b)	443,195
7,095	Incyte Corp.(b)	611,802
5,881	Insulet Corp.(b)(c)	552,285
9,691	Integra LifeSciences Holdings Corp.(b)	533,877
940	Intuitive Surgical, Inc.(b)	514,753
9,051	Ionis Pharmaceuticals, Inc.(b)	642,531
3,984	IQVIA Holdings, Inc.(b)	558,158
3,415	Jazz Pharmaceuticals PLC(b)	478,202
3,225	Johnson & Johnson	440,664
3,532	Laboratory Corp. of America Holdings(b)	523,584
4,303	Masimo Corp.(b)	564,898
3,894	McKesson Corp.	495,161
12,757	MEDNAX, Inc.(b)	419,833
4,994	Medtronic PLC	451,957
6,011	Merck & Co., Inc.	488,634
635	Mettler-Toledo International, Inc.(b)	432,378
3,399	Molina Healthcare, Inc.(b)	457,607
15,875	Mylan NV(b)	418,941
12,535	Nektar Therapeutics(b)	508,169
6,545	Neurocrine Biosciences, Inc.(b)	505,601
3,767	Penumbra, Inc.(b)	503,535
5,535	PerkinElmer, Inc.	521,176
8,137	Perrigo Co. PLC	396,272
10,630	Pfizer, Inc.	460,811
4,590	PRA Health Sciences, Inc.(b)	491,038
12,090	Premier, Inc., Class A(b)	442,252
13,544	QIAGEN NV(b)	520,496
5,455	Quest Diagnostics, Inc.	472,130
1,276	Regeneron Pharmaceuticals, Inc.(b)	549,624
4,140	ResMed, Inc.	424,060
4,747	Sage Therapeutics, Inc.(b)	755,960
3,964	Sarepta Therapeutics, Inc.(b)	571,767
7,797	Seattle Genetics, Inc.(b)	579,161
4,178	STERIS PLC	505,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
2,820	Stryker Corp.	$531,598
1,920	Teleflex, Inc.	556,493
2,043	Thermo Fisher Scientific, Inc.	530,302
4,315	United Therapeutics Corp.(b)	544,941
1,750	UnitedHealth Group, Inc.	423,885
3,672	Universal Health Services, Inc., Class B	509,784
3,985	Varian Medical Systems, Inc.(b)	535,425
5,157	Veeva Systems, Inc., Class A(b)	608,062
2,809	Vertex Pharmaceuticals, Inc.(b)	530,199
2,040	Waters Corp.(b)	494,129
2,012	WellCare Health Plans, Inc.(b)	510,203
4,461	West Pharmaceutical Services, Inc.	467,290
4,397	Zimmer Biomet Holdings, Inc.	545,756
5,236	Zoetis, Inc.	493,388

		52,111,693

	Industrials—13.6%
1,877	3M Co.	389,271
8,962	A.O. Smith Corp.	465,397
6,210	Acuity Brands, Inc.	808,045
52,290	ADT, Inc.	418,320
13,224	AECOM(b)	409,415
7,157	AGCO Corp.	483,670
10,701	Air Lease Corp.	399,789
6,129	Alaska Air Group, Inc.	378,159
4,285	Allegion PLC	385,479
8,709	Allison Transmission Holdings, Inc.	432,837
933	AMERCO	358,822
11,564	American Airlines Group, Inc.	412,025
5,235	AMETEK, Inc.	416,601
18,792	Arconic, Inc.	347,464
34,477	Arcosa, Inc.	1,154,635
11,413	Armstrong World Industries, Inc.	835,203
1,153	Boeing Co. (The)	507,274
8,848	BWX Technologies, Inc.	463,193
4,442	C.H. Robinson Worldwide, Inc.	401,468
3,831	Carlisle Cos., Inc.	471,520
2,999	Caterpillar, Inc.	411,883
2,250	Cintas Corp.	464,850
6,739	Clean Harbors, Inc.(b)	458,252
17,345	Colfax Corp.(b)	458,949
4,840	Copa Holdings SA, Class A (Panama)	426,743
7,618	Copart, Inc.(b)	446,948
1,082	CoStar Group, Inc.(b)	495,047
4,857	Crane Co.	410,757
5,445	CSX Corp.	395,688
2,907	Cummins, Inc.	447,940
3,628	Curtiss-Wright Corp.	447,296
2,637	Deere & Co.	432,573
7,023	Delta Air Lines, Inc.	348,200
7,805	Donaldson Co., Inc.	402,660
4,873	Dover Corp.	441,153
5,320	Eaton Corp. PLC	424,376
6,202	Emerson Electric Co.	422,666
1,942	Equifax, Inc.	212,668
5,320	Expeditors International of Washington, Inc.	398,734
12,946	Fastenal Co.	814,821

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
2,002	FedEx Corp.	$362,362
8,589	Flowserve Corp.	381,438
11,270	Fluor Corp.	423,752
5,436	Fortive Corp.	443,415
7,942	Fortune Brands Home & Security, Inc.	374,227
17,623	Gardner Denver Holdings, Inc.(b)	473,178
26,697	Gates Industrial Corp. PLC(b)	429,822
2,295	General Dynamics Corp.	390,655
52,204	General Electric Co.	542,400
4,924	Genesee & Wyoming, Inc., Class A(b)	403,768
8,838	Graco, Inc.	415,032
58,597	GrafTech International Ltd.	844,969
2,663	Harris Corp.	439,209
10,098	HD Supply Holdings, Inc.(b)	434,315
4,603	HEICO Corp.	431,439
12,272	Hexcel Corp.	885,302
2,723	Honeywell International, Inc.	419,533
3,600	Hubbell, Inc.	424,980
1,946	Huntington Ingalls Industries, Inc.	407,512
2,819	IDEX Corp.	406,218
7,977	IHS Markit Ltd.(b)	424,137
2,948	Illinois Tool Works, Inc.	424,748
7,270	Ingersoll-Rand PLC	767,421
7,506	ITT, Inc.	433,547
3,984	J.B. Hunt Transport Services, Inc.	428,957
6,340	Jacobs Engineering Group, Inc.	467,765
21,706	JetBlue Airways Corp.(b)	362,490
11,701	Johnson Controls International PLC	412,694
3,884	Kansas City Southern	421,958
6,417	KAR Auction Services, Inc.	302,562
5,289	Kirby Corp.(b)	392,550
13,769	Knight-Swift Transportation Holdings, Inc.	463,051
2,047	L3 Technologies, Inc.	433,452
3,981	Landstar System, Inc.	432,655
3,266	Lennox International, Inc.	800,987
4,634	Lincoln Electric Holdings, Inc.	400,470
1,348	Lockheed Martin Corp.	417,085
9,259	Macquarie Infrastructure Corp.	378,601
5,546	ManpowerGroup, Inc.	467,251
24,565	Masco Corp.	922,661
3,391	Middleby Corp. (The)(b)	415,703
4,638	MSC Industrial Direct Co., Inc., Class A	391,494
12,531	Nielsen Holdings PLC	328,312
3,144	Nordson Corp.	426,829
2,396	Norfolk Southern Corp.	429,603
1,463	Northrop Grumman Corp.	424,211
16,687	nVent Electric PLC (United Kingdom)	458,559
2,981	Old Dominion Freight Line, Inc.	449,445
5,904	Oshkosh Corp.	459,390
16,268	Owens Corning	812,261
6,621	PACCAR, Inc.	448,904
2,454	Parker-Hannifin Corp.	432,297
9,532	Pentair PLC	405,491
12,286	Quanta Services, Inc.	437,873
2,245	Raytheon Co.	418,693
5,156	Regal Beloit Corp.	431,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
5,033	Republic Services, Inc.	$394,738
17,008	Resideo Technologies, Inc.(b)	437,106
6,442	Robert Half International, Inc.	439,280
2,402	Rockwell Automation, Inc.	428,901
10,022	Rollins, Inc.	397,473
1,400	Roper Technologies, Inc.	453,110
7,576	Ryder System, Inc.	470,924
18,933	Schneider National, Inc., Class B	414,443
8,593	Sensata Technologies Holding PLC(b)	435,923
2,611	Snap-on, Inc.	417,760
7,406	Southwest Airlines Co.	415,032
5,165	Spirit AeroSystems Holdings, Inc., Class A	510,302
3,184	Stanley Black & Decker, Inc.	421,657
9,256	Stericycle, Inc.(b)	412,632
1,859	Teledyne Technologies, Inc.(b)	438,798
13,264	Terex Corp.	445,538
7,511	Textron, Inc.	407,847
19,105	Timken Co. (The)	828,966
6,476	Toro Co. (The)	444,124
1,125	TransDigm Group, Inc.(b)	488,351
3,088	TransUnion	199,361
17,340	Trinity Industries, Inc.	405,929
2,569	Union Pacific Corp.	430,821
4,282	United Continental Holdings, Inc.(b)	376,002
3,718	United Parcel Service, Inc., Class B	409,724
3,443	United Rentals, Inc.(b)	463,393
3,142	United Technologies Corp.	394,855
37,434	Univar, Inc.(b)	846,383
16,465	USG Corp.	709,806
6,268	Valmont Industries, Inc.	856,146
3,265	Verisk Analytics, Inc.(b)	412,794
1,380	W.W. Grainger, Inc.	420,583
3,191	WABCO Holdings, Inc.(b)	438,858
5,279	Wabtec Corp.	386,740
4,119	Waste Management, Inc.	417,049
4,742	Watsco, Inc.	682,326
30,340	Welbilt, Inc.(b)	484,530
7,585	WESCO International, Inc.(b)	413,003
8,445	XPO Logistics, Inc.(b)	425,206
5,974	Xylem, Inc.	451,336

		63,488,041

	Information Technology—13.4%
5,743	2U, Inc.(b)	423,259
2,348	Accenture PLC, Class A	378,920
1,654	Adobe, Inc.(b)	434,175
19,863	Advanced Micro Devices, Inc.(b)	467,376
5,870	Akamai Technologies, Inc.(b)	408,904
1,068	Alliance Data Systems Corp.	184,764
6,507	Amdocs Ltd.	361,594
4,649	Amphenol Corp., Class A	436,867
4,474	Analog Devices, Inc.	478,539
2,653	ANSYS, Inc.(b)	470,271
2,302	Apple, Inc.	398,591
11,706	Applied Materials, Inc.	448,808
1,720	Arista Networks, Inc.(b)	490,630
12,795	ARRIS International PLC(b)	405,346

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
5,526	Arrow Electronics, Inc.(b)	$440,422
4,679	Aspen Technology, Inc.(b)	471,222
4,684	Atlassian Corp. PLC, Class A(b)	503,436
2,908	Autodesk, Inc.(b)	474,033
2,738	Automatic Data Processing, Inc.	418,996
10,045	Avnet, Inc.	436,857
8,764	Black Knight, Inc.(b)	457,919
7,401	Booz Allen Hamilton Holding Corp.	391,217
1,540	Broadcom, Inc.	424,054
1,924	Broadridge Financial Solutions, Inc.	194,805
8,883	Cadence Design Systems, Inc.(b)	508,552
8,179	CDK Global, Inc.	474,464
4,394	CDW Corp.	412,553
10,762	Ceridian HCM Holding, Inc.(b)	527,553
8,370	Cisco Systems, Inc.	433,315
3,591	Citrix Systems, Inc.	378,850
9,917	Cognex Corp.	529,568
5,812	Cognizant Technology Solutions Corp., Class A	412,536
3,469	Coherent, Inc.(b)	461,655
23,116	CommScope Holding Co., Inc.(b)	538,834
33,405	Conduent, Inc.(b)	488,381
5,083	CoreLogic, Inc.(b)	186,394
12,352	Corning, Inc.	429,973
30,467	Cypress Semiconductor Corp.	470,106
2,753	Dell Technologies, Inc., Class C(b)	153,672
9,158	DocuSign, Inc.(b)	505,064
5,869	Dolby Laboratories, Inc., Class A	380,311
6,806	DXC Technology Co.	448,243
10,097	EchoStar Corp., Class A(b)	389,340
5,161	Elastic NV(b)(c)	467,380
3,181	EPAM Systems, Inc.(b)	514,622
1,766	Euronet Worldwide, Inc.(b)	237,209
2,333	F5 Networks, Inc.(b)	392,271
1,053	Fair Isaac Corp.(b)	260,954
1,805	Fidelity National Information Services, Inc.	195,211
21,121	FireEye, Inc.(b)	353,988
11,006	First Data Corp., Class A(b)	276,691
18,870	First Solar, Inc.(b)	991,618
2,507	Fiserv, Inc.(b)	212,318
1,143	FleetCor Technologies, Inc.(b)	266,639
8,582	FLIR Systems, Inc.	441,544
5,301	Fortinet, Inc.(b)	460,074
2,796	Gartner, Inc.(b)	397,871
13,257	Genpact Ltd.	440,398
1,848	Global Payments, Inc.	240,942
6,213	GoDaddy, Inc., Class A(b)	463,800
4,678	Guidewire Software, Inc.(b)	429,160
27,231	Hewlett Packard Enterprise Co.	446,044
17,636	HP, Inc.	347,958
8,167	Intel Corp.	432,524
3,278	International Business Machines Corp.	452,790
1,954	Intuit, Inc.	482,892
3,295	IPG Photonics Corp.(b)	510,824
17,713	Jabil, Inc.	503,049
1,415	Jack Henry & Associates, Inc.	187,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
14,042	Juniper Networks, Inc.	$380,257
6,215	Keysight Technologies, Inc.(b)	524,608
4,386	KLA-Tencor Corp.	506,539
2,942	Lam Research Corp.	518,057
6,756	Leidos Holdings, Inc.	436,370
2,223	Littelfuse, Inc.	429,239
4,734	LogMeIn, Inc.	376,069
8,488	Manhattan Associates, Inc.(b)	464,718
25,218	Marvell Technology Group Ltd.	503,099
971	Mastercard, Inc., Class A	218,252
7,406	Maxim Integrated Products, Inc.	403,109
5,427	Microchip Technology, Inc.	471,443
11,201	Micron Technology, Inc.(b)	457,897
3,623	Microsoft Corp.	405,885
5,958	MKS Instruments, Inc.	493,739
3,261	Monolithic Power Systems, Inc.	437,333
3,117	Motorola Solutions, Inc.	446,105
8,072	National Instruments Corp.	377,285
16,298	NCR Corp.(b)	456,670
6,550	NetApp, Inc.	427,060
26,259	Nuance Communications, Inc.(b)	440,363
8,837	Nutanix, Inc., Class A(b)	442,645
2,653	NVIDIA Corp.	409,252
5,011	NXP Semiconductors NV (Netherlands)	457,605
5,868	Okta, Inc.(b)	498,076
22,593	ON Semiconductor Corp.(b)	485,298
8,291	Oracle Corp.	432,210
2,107	Palo Alto Networks, Inc.(b)	518,891
5,586	Paychex, Inc.	430,234
2,965	Paycom Software, Inc.(b)	538,829
2,235	PayPal Holdings, Inc.(b)	219,186
7,862	Pegasystems, Inc.	516,612
16,269	Pluralsight, Inc., Class A(b)	528,905
4,292	Proofpoint, Inc.(b)	506,842
4,656	PTC, Inc.(b)	432,170
22,536	Pure Storage, Inc., Class A(b)	461,537
6,504	Qorvo, Inc.(b)	456,191
6,804	QUALCOMM, Inc.	363,266
7,799	RealPage, Inc.(b)	477,377
2,325	Red Hat, Inc.(b)	424,545
4,624	RingCentral, Inc., Class A(b)	486,861
16,439	Sabre Corp.	368,727
2,908	salesforce.com, Inc.(b)	475,894
2,106	ServiceNow, Inc.(b)	504,261
5,727	Skyworks Solutions, Inc.	467,667
24,264	Solarwinds Corp.(b)	461,259
3,796	Splunk, Inc.(b)	515,800
3,044	Square, Inc., Class A(b)	247,295
8,580	SS&C Technologies Holdings, Inc.	528,356
56,579	Switch, Inc., Class A	488,277
17,552	Symantec Corp.	394,744
4,425	Synopsys, Inc.(b)	449,934
3,033	Tableau Software, Inc., Class A(b)	400,053
10,523	Teradata Corp.(b)	508,998
11,950	Teradyne, Inc.	487,918
4,121	Texas Instruments, Inc.	435,919

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
2,152	Total System Services, Inc.	$203,149
10,763	Trimble, Inc.(b)	430,628
4,114	Twilio, Inc., Class A(b)	500,633
2,130	Tyler Technologies, Inc.(b)	436,203
3,584	Ubiquiti Networks, Inc.	517,494
1,557	Ultimate Software Group, Inc. (The)(b)	516,145
4,090	Universal Display Corp.	610,392
2,620	VeriSign, Inc.(b)	466,465
24,948	Versum Materials, Inc.	1,222,452
1,368	Visa, Inc., Class A	202,628
2,461	VMware, Inc., Class A	422,824
9,861	Western Digital Corp.	496,008
10,163	Western Union Co. (The)	181,613
1,339	WEX, Inc.(b)	238,422
2,407	Workday, Inc., Class A(b)	476,418
2,342	Worldpay, Inc., Class A(b)	224,364
15,192	Xerox Corp.	469,433
4,434	Xilinx, Inc.	555,580
2,240	Zebra Technologies Corp., Class A(b)	449,142
6,453	Zendesk, Inc.(b)	509,916

		62,662,451

	Materials—9.3%
4,561	Air Products & Chemicals, Inc.	826,362
8,233	Albemarle Corp.	751,591
24,331	Alcoa Corp.(b)	717,764
7,063	AptarGroup, Inc.	718,519
62,388	Ardagh Group SA	812,292
9,703	Ashland Global Holdings, Inc.	750,818
4,152	Avery Dennison Corp.	448,582
31,262	Axalta Coating Systems Ltd.(b)	835,633
14,579	Ball Corp.	798,638
15,492	Bemis Co., Inc.	819,527
14,870	Berry Global Group, Inc.(b)	780,229
16,168	Cabot Corp.	757,956
8,205	Celanese Corp.	839,289
17,007	CF Industries Holdings, Inc.	717,695
26,726	Chemours Co. (The)	1,016,390
15,577	Crown Holdings, Inc.(b)	845,675
18,858	Domtar Corp.	960,061
13,163	DowDuPont, Inc.	700,666
11,763	Eagle Materials, Inc.	899,164
10,059	Eastman Chemical Co.	831,779
4,678	Ecolab, Inc.	790,161
63,991	Element Solutions, Inc.(b)	720,539
9,044	FMC Corp.	809,438
64,801	Freeport-McMoRan, Inc.	835,933
64,730	Graphic Packaging Holding Co.	788,411
37,563	Huntsman Corp.	931,187
5,365	International Flavors & Fragrances, Inc.	684,037
16,442	International Paper Co.	753,372
4,495	Linde PLC (United Kingdom)	778,714
8,455	LyondellBasell Industries NV, Class A	723,072
4,128	Martin Marietta Materials, Inc.	775,238
22,953	Mosaic Co. (The)	717,740
1,803	NewMarket Corp.	791,517
20,801	Newmont Mining Corp.	709,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
12,967	Nucor Corp.	$785,411
35,318	Olin Corp.	913,323
42,802	Owens-Illinois, Inc.	852,616
7,589	Packaging Corp. of America	725,433
7,015	PPG Industries, Inc.	785,470
9,469	Reliance Steel & Aluminum Co.	845,108
8,956	Royal Gold, Inc.	791,800
11,761	RPM International, Inc.	680,609
10,888	Scotts Miracle-Gro Co. (The)	891,727
22,421	Sealed Air Corp.	978,004
1,849	Sherwin-Williams Co. (The)	800,987
28,221	Silgan Holdings, Inc.	798,937
12,629	Sonoco Products Co.	731,093
22,716	Southern Copper Corp. (Peru)	808,917
21,848	Steel Dynamics, Inc.	815,367
35,013	United States Steel Corp.	784,641
42,638	Valvoline, Inc.	801,168
7,334	Vulcan Materials Co.	817,448
11,589	W.R. Grace & Co.	900,118
10,572	Westlake Chemical Corp.	738,666
16,150	WestRock Co.	603,687

		43,488,249

	Real Estate—3.6%
1,563	Alexandria Real Estate Equities, Inc. REIT	212,396
4,390	American Campus Communities, Inc. REIT	197,813
9,223	American Homes 4 Rent, Class A REIT	201,430
1,138	American Tower Corp. REIT	200,459
3,921	Apartment Investment & Management Co., Class A REIT	191,855
12,058	Apple Hospitality REIT, Inc. REIT	198,716
1,081	AvalonBay Communities, Inc. REIT	210,395
1,521	Boston Properties, Inc. REIT	201,821
13,913	Brandywine Realty Trust REIT	218,712
11,710	Brixmor Property Group, Inc. REIT	204,457
11,431	Brookfield Property REIT, Inc., Class A REIT	224,276
2,078	Camden Property Trust REIT	203,831
4,572	CBRE Group, Inc., Class A(b)	227,503
32,612	Colony Capital, Inc. REIT	181,323
9,342	Columbia Property Trust, Inc. REIT	202,067
1,931	CoreSite Realty Corp. REIT	197,445
8,371	Corporate Office Properties Trust REIT	217,562
1,635	Crown Castle International Corp. REIT	194,156
6,035	CubeSmart REIT	184,912
3,215	CyrusOne, Inc. REIT	160,236
1,629	Digital Realty Trust, Inc. REIT	184,272
5,338	Douglas Emmett, Inc. REIT	206,047
6,791	Duke Realty Corp. REIT	200,810
12,226	Empire State Realty Trust, Inc., Class A REIT	186,080
2,746	EPR Properties REIT	201,776
535	Equinix, Inc. REIT	226,573
6,083	Equity Commonwealth REIT	198,610
1,953	Equity LifeStyle Properties, Inc. REIT	212,174
2,733	Equity Residential REIT	201,395
793	Essex Property Trust, Inc. REIT	221,913
1,936	Extra Space Storage, Inc. REIT	185,740
1,443	Federal Realty Investment Trust REIT	192,770

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
5,524	Gaming and Leisure Properties, Inc. REIT	$200,963
6,619	HCP, Inc. REIT	203,667
6,912	Healthcare Trust of America, Inc., Class A REIT	196,923
4,584	Highwoods Properties, Inc. REIT	212,285
7,315	Hospitality Properties Trust REIT	198,017
10,680	Host Hotels & Resorts, Inc. REIT	209,435
1,822	Howard Hughes Corp. (The)(b)	202,934
6,300	Hudson Pacific Properties, Inc. REIT	209,286
8,868	Invitation Homes, Inc. REIT	203,964
5,381	Iron Mountain, Inc. REIT	190,595
5,051	JBG SMITH Properties REIT	203,505
1,422	Jones Lang LaSalle, Inc.	234,801
2,846	Kilroy Realty Corp. REIT	209,779
11,625	Kimco Realty Corp. REIT	204,484
2,660	Lamar Advertising Co., Class A REIT	206,336
4,120	Liberty Property Trust REIT	195,000
1,961	Life Storage, Inc. REIT	191,394
3,919	Macerich Co. (The) REIT	170,868
11,291	Medical Properties Trust, Inc. REIT	205,835
1,937	Mid-America Apartment Communities, Inc. REIT	200,634
3,731	National Retail Properties, Inc. REIT	194,385
5,178	Omega Healthcare Investors, Inc. REIT	185,890
9,706	Outfront Media, Inc. REIT	217,803
14,040	Paramount Group, Inc. REIT	201,614
6,614	Park Hotels & Resorts, Inc. REIT	206,621
2,921	Prologis, Inc. REIT	204,645
971	Public Storage REIT	205,357
6,318	Rayonier, Inc. REIT	186,191
10,907	Realogy Holdings Corp.(c)	148,335
2,861	Realty Income Corp. REIT	197,867
3,117	Regency Centers Corp. REIT	203,384
15,281	Retail Properties of America, Inc., Class A REIT	190,401
6,984	Retail Value, Inc. REIT	217,412
1,092	SBA Communications Corp. REIT(b)	197,172
14,705	Senior Housing Properties Trust REIT	190,430
1,126	Simon Property Group, Inc. REIT	203,986
15,223	SITE Centers Corp. REIT	203,227
2,130	SL Green Realty Corp. REIT	193,234
4,850	Spirit Realty Capital, Inc. REIT	187,404
6,184	STORE Capital Corp. REIT	200,794
1,786	Sun Communities, Inc. REIT	202,836
3,684	Taubman Centers, Inc. REIT	196,652
4,476	UDR, Inc. REIT	198,824
10,637	Uniti Group, Inc. REIT	102,541
3,111	Ventas, Inc. REIT	195,215
24,412	VEREIT, Inc. REIT	194,564
9,142	VICI Properties, Inc. REIT	194,816
2,824	Vornado Realty Trust REIT	190,083
7,205	Weingarten Realty Investors REIT	207,576
2,632	Welltower, Inc. REIT	195,584
7,702	Weyerhaeuser Co. REIT	191,703
2,710	WP Carey, Inc. REIT	200,188

		16,706,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities—8.5%
65,768	AES Corp.	$1,133,183
22,471	Alliant Energy Corp.	1,030,745
14,819	Ameren Corp.	1,055,705
12,974	American Electric Power Co., Inc.	1,052,840
10,634	American Water Works Co., Inc.	1,080,627
28,941	Aqua America, Inc.	1,040,139
10,306	Atmos Energy Corp.	1,018,748
19,796	Avangrid, Inc.	957,137
35,498	CenterPoint Energy, Inc.	1,069,910
19,484	CMS Energy Corp.	1,059,930
12,454	Consolidated Edison, Inc.	1,026,832
28,052	Dominion Energy, Inc.	2,078,373
8,560	DTE Energy Co.	1,057,674
11,466	Duke Energy Corp.	1,028,042
17,402	Edison International	1,042,206
11,530	Entergy Corp.	1,076,095
17,390	Evergy, Inc.	972,275
14,752	Eversource Energy	1,029,837
22,217	Exelon Corp.	1,079,524
26,262	FirstEnergy Corp.	1,070,176
26,491	Hawaiian Electric Industries, Inc.	1,014,075
39,513	MDU Resources Group, Inc.	1,043,933
18,582	National Fuel Gas Co.	1,118,451
5,636	NextEra Energy, Inc.	1,057,990
37,525	NiSource, Inc.	1,012,424
24,588	NRG Energy, Inc.	1,024,828
25,209	OGE Energy Corp.	1,071,887
38,634	PG&E Corp.(b)	657,937
11,371	Pinnacle West Capital Corp.	1,065,917
33,680	PPL Corp.	1,083,486
18,610	Public Service Enterprise Group, Inc.	1,094,454
8,866	Sempra Energy	1,067,821
21,935	Southern Co. (The)	1,089,950
17,704	UGI Corp.	971,950
41,687	Vistra Energy Corp.(b)	1,085,529
13,926	WEC Energy Group, Inc.	1,062,275
19,559	Xcel Energy, Inc.	1,073,007

		39,555,912

	Total Common Stocks & Other Equity Interests (Cost $468,586,988)	465,745,783

	Money Market Fund—0.0%
122,911	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $122,911)	122,911

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $468,709,899)—99.8%	465,868,694

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.0%
4,353,580	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $4,353,580)	$4,353,580

	Total Investments in Securities (Cost $473,063,479)—100.8%	470,222,274

	Other assets less liabilities—(0.8)%	(3,660,078)

	Net Assets—100.0%	$466,562,196

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	20.0
Real Estate	14.6
Consumer Discretionary	11.4
Information Technology	10.0
Consumer Staples	8.2
Health Care	7.3
Utilities	6.9
Industrials	6.6
Communication Services	6.4
Materials	5.1
Energy	3.4
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—6.4%
6,592	AMC Networks, Inc., Class A(b)	$433,160
12,637	AT&T, Inc.	393,263
431	Cable One, Inc.	409,015
7,156	CBS Corp., Class B	359,303
20,624	CenturyLink, Inc.	272,031
1,197	Charter Communications, Inc., Class A(b)	412,857
10,111	Cinemark Holdings, Inc.	380,477
9,940	Comcast Corp., Class A	384,380
2,806	Facebook, Inc., Class A(b)	453,029
16,499	Interpublic Group of Cos., Inc. (The)	379,972
7,012	John Wiley & Sons, Inc., Class A	363,853
900	Liberty Broadband Corp., Class A(b)	80,388
3,667	Liberty Broadband Corp., Class C(b)	328,196
1,456	Madison Square Garden Co. (The), Class A(b)	419,532
10,254	Match Group, Inc.(c)	567,866
5,038	Omnicom Group, Inc.	381,377
63,334	Sirius XM Holdings, Inc.	375,571
62,855	Sprint Corp.(b)	399,129
11,046	Telephone & Data Systems, Inc.	354,024
5,666	T-Mobile US, Inc.(b)	409,142
9,748	Tribune Media Co., Class A	450,650
6,053	TripAdvisor, Inc.(b)	321,838
5,350	Twenty-First Century Fox, Inc., Class A	269,800
2,519	Twenty-First Century Fox, Inc., Class B	126,353
12,547	Twitter, Inc.(b)	386,197
6,944	United States Cellular Corp.(b)	324,215
6,431	Verizon Communications, Inc.	366,053
342	Viacom, Inc., Class A(c)	11,679
12,187	Viacom, Inc., Class B	356,104
3,363	Walt Disney Co. (The)	379,481

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
15,033	Zayo Group Holdings, Inc.(b)	$372,818
108,581	Zynga, Inc., Class A(b)	566,793

		11,488,546

	Consumer Discretionary—11.4%
6,002	Best Buy Co., Inc.	413,178
205	Booking Holdings, Inc.(b)	347,893
3,235	Bright Horizons Family Solutions, Inc.(b)	401,140
2,372	Burlington Stores, Inc.(b)	402,623
4,191	Carter’s, Inc.	408,371
834	Chipotle Mexican Grill, Inc.(b)	506,680
4,346	Columbia Sportswear Co.	447,421
3,580	Darden Restaurants, Inc.	401,354
10,997	Dick’s Sporting Goods, Inc.	429,543
3,555	Dollar General Corp.	421,125
4,529	Dollar Tree, Inc.(b)	436,279
1,403	Domino’s Pizza, Inc.	352,069
5,240	Dunkin’ Brands Group, Inc.	374,398
3,256	Expedia Group, Inc.	401,497
11,932	Floor & Decor Holdings, Inc., Class A(b)	443,632
41,205	Ford Motor Co.	361,368
14,413	Gap, Inc. (The)	366,090
10,431	General Motors Co.	411,816
17,217	Gentex Corp.	350,194
601	Graham Holdings Co., Class B	410,910
3,174	Grand Canyon Education, Inc.(b)	367,168
14,355	H&R Block, Inc.	346,673
24,923	Hanesbrands, Inc.	463,319
22,529	International Game Technology PLC	388,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
5,872	Kohl’s Corp.	$396,536
11,710	L Brands, Inc.	306,099
2,896	Lear Corp.	440,395
8,849	Lennar Corp., Class A	424,575
473	Lennar Corp., Class B	18,196
2,968	Lululemon Athletica, Inc.(b)	446,447
11,331	Macy’s, Inc.	280,895
2,058	McDonald’s Corp.	378,343
14,635	MGM Resorts International	391,486
7,334	Nordstrom, Inc.	346,752
161	NVR, Inc.(b)	421,820
3,997	Polaris Industries, Inc.	340,664
14,826	PulteGroup, Inc.	400,302
17,450	Qurate Retail, Inc.(b)	314,274
4,503	Ross Stores, Inc.	427,019
8,758	ServiceMaster Global Holdings, Inc.(b)	395,511
14,698	Skechers U.S.A., Inc., Class A(b)	494,294
5,925	Starbucks Corp.	416,291
9,960	Tapestry, Inc.	348,002
8,083	TJX Cos., Inc. (The)	414,577
11,921	Toll Brothers, Inc.	424,388
1,327	Ulta Beauty, Inc.(b)	414,674
10,180	Urban Outfitters, Inc.(b)	314,053
1,389	Vail Resorts, Inc.	289,454
22,064	Wendy’s Co. (The)	382,369
6,847	Williams-Sonoma, Inc.(c)	398,222
3,604	Wynn Resorts Ltd.	456,050
10,981	Yum China Holdings, Inc. (China)	458,127
4,209	Yum! Brands, Inc.	397,751

		20,590,932

	Consumer Staples—8.2%
7,072	Altria Group, Inc.	370,643
8,425	Archer-Daniels-Midland Co.	358,062
1,244	Brown-Forman Corp., Class A	61,329
6,858	Brown-Forman Corp., Class B	339,402
9,891	Campbell Soup Co.	356,274
3,037	Casey’s General Stores, Inc.	409,205
5,939	Church & Dwight Co., Inc.	390,786
2,375	Clorox Co. (The)	375,321
7,696	Coca-Cola Co. (The)	348,937
6,194	Colgate-Palmolive Co.	407,999
11,990	Conagra Brands, Inc.	280,206
1,981	Constellation Brands, Inc., Class A	335,106
1,676	Costco Wholesale Corp.	366,608
8,767	Energizer Holdings, Inc.	402,230
2,781	Estee Lauder Cos., Inc. (The), Class A	436,450
19,881	Flowers Foods, Inc.	406,964
9,352	General Mills, Inc.	440,760
6,867	Herbalife Nutrition Ltd.(b)	385,239
3,630	Hershey Co. (The)	401,768
8,607	Hormel Foods Corp.	373,199
3,711	Ingredion, Inc.	343,082
3,800	JM Smucker Co. (The)	402,458
6,092	Kellogg Co.	342,736
3,429	Kimberly-Clark Corp.	400,610
7,584	Kraft Heinz Co. (The)	251,713

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
5,058	Lamb Weston Holdings, Inc.	$350,570
2,623	McCormick & Co., Inc.	356,676
5,895	Molson Coors Brewing Co., Class B	363,486
8,791	Mondelez International, Inc., Class A	414,584
3,229	PepsiCo, Inc.	373,402
4,481	Philip Morris International, Inc.	389,578
19,928	Pilgrim’s Pride Corp.(b)	391,984
4,087	Post Holdings, Inc.(b)	416,384
4,198	Procter & Gamble Co. (The)	413,713
106	Seaboard Corp.	413,322
5,871	Sysco Corp.	396,586
6,711	Tyson Foods, Inc., Class A	413,800
11,896	US Foods Holding Corp.(b)	419,215
4,580	Walgreens Boots Alliance, Inc.	326,050
4,029	Walmart, Inc.	398,831

		14,825,268

	Energy—3.4%
29,530	Antero Resources Corp.(b)(c)	255,730
15,415	Cabot Oil & Gas Corp.	379,517
3,326	Chevron Corp.	397,723
4,731	Cimarex Energy Co.	340,206
28,015	CNX Resources Corp.(b)	296,959
2,975	Concho Resources, Inc.	327,250
5,980	ConocoPhillips	405,743
3,578	Diamondback Energy, Inc.	368,283
4,877	Exxon Mobil Corp.	385,429
6,208	HollyFrontier Corp.	317,850
23,118	Kinder Morgan, Inc.	442,941
6,429	ONEOK, Inc.	413,128
19,261	Parsley Energy, Inc., Class A(b)	349,395
4,222	Phillips 66	406,832
26,648	Range Resources Corp.	285,134
29,643	RPC, Inc.(c)	318,662
8,847	Targa Resources Corp.	356,003

		6,046,785

	Financials—20.0%
8,597	Aflac, Inc.	422,457
22,200	AGNC Investment Corp. REIT	391,830
624	Alleghany Corp.	401,207
4,448	Allstate Corp. (The)	419,802
14,824	Ally Financial, Inc.	401,582
3,454	American Express Co.	372,134
3,788	American Financial Group, Inc.	377,512
3,081	American National Insurance Co.	453,492
39,138	Annaly Capital Management, Inc. REIT	396,468
2,396	Aon PLC	410,986
13,747	Arch Capital Group Ltd.(b)	449,115
5,132	Arthur J. Gallagher & Co.	411,997
16,734	Associated Banc-Corp.	389,568
4,082	Assurant, Inc.	420,405
9,506	Assured Guaranty Ltd.	396,971
9,092	Athene Holding Ltd., Class A(b)	405,049
7,173	Axis Capital Holdings Ltd.	409,363
4,976	Bank of Hawaii Corp.	409,176
7,712	Bank of New York Mellon Corp. (The)	404,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
11,486	BankUnited, Inc.	$419,124
7,742	BB&T Corp.	394,610
1,776	Berkshire Hathaway, Inc., Class B(b)	357,509
58,364	BGC Partners, Inc., Class A	357,771
13,558	Brown & Brown, Inc.	401,588
3,602	Cboe Global Markets, Inc.	345,468
8,831	Charles Schwab Corp. (The)	406,314
20,489	Chimera Investment Corp. REIT	378,842
4,839	Cincinnati Financial Corp.	420,122
8,543	CIT Group, Inc.	435,437
2,047	CME Group, Inc.	372,370
8,265	CNA Financial Corp.	357,213
6,152	Commerce Bancshares, Inc.	387,145
949	Credit Acceptance Corp.(b)	417,427
3,941	Cullen/Frost Bankers, Inc.	408,603
7,415	E*TRADE Financial Corp.	363,261
2,874	Erie Indemnity Co., Class A	512,204
1,747	Everest Re Group Ltd.	395,014
31,626	F.N.B. Corp.	387,102
1,653	FactSet Research Systems, Inc.	388,736
13,882	Fifth Third Bancorp	382,866
15,249	First Hawaiian, Inc.	411,113
23,514	First Horizon National Corp.	367,524
4,003	First Republic Bank	420,235
11,442	Franklin Resources, Inc.(c)	373,124
2,076	Goldman Sachs Group, Inc. (The)	408,349
3,429	Hanover Insurance Group, Inc. (The)	407,057
4,746	Intercontinental Exchange, Inc.	366,154
19,053	Invesco Ltd.(d)	368,676
17,744	Jefferies Financial Group, Inc.	359,671
3,486	JPMorgan Chase & Co.	363,799
13,659	Legg Mason, Inc.	399,526
8,186	Loews Corp.	389,817
6,131	LPL Financial Holdings, Inc.	462,339
2,339	M&T Bank Corp.	404,787
339	Markel Corp.(b)	340,654
1,806	MarketAxess Holdings, Inc.	440,447
4,458	Marsh & McLennan Cos., Inc.	414,683
6,844	Mercury General Corp.	362,527
8,862	MetLife, Inc.	400,474
54,264	MFA Financial, Inc. REIT	394,499
8,734	Morgan Stanley	366,653
3,359	Morningstar, Inc.	425,115
4,246	Nasdaq, Inc.	388,806
22,999	New Residential Investment Corp. REIT	380,403
3,908	Northern Trust Corp.	364,226
17,194	Old Republic International Corp.	358,667
6,898	Pinnacle Financial Partners, Inc.	404,844
2,856	PNC Financial Services Group, Inc. (The)	359,913
7,012	Popular, Inc.	395,337
5,986	Progressive Corp. (The)	436,379
2,635	Reinsurance Group of America, Inc.	380,731
2,965	RenaissanceRe Holdings Ltd. (Bermuda)	436,003
2,163	S&P Global, Inc.	433,400
20,329	Santander Consumer USA Holdings, Inc.	417,558
3,208	Signature Bank	435,518

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
38,528	SLM Corp.(b)	$425,734
17,333	Starwood Property Trust, Inc. REIT	388,779
7,351	TD Ameritrade Holding Corp.	414,082
24,540	TFS Financial Corp.	420,370
4,488	Torchmark Corp.	370,529
27,356	Two Harbors Investment Corp. REIT	379,428
20,152	Umpqua Holdings Corp.	366,363
11,011	Unum Group	411,371
7,120	US Bancorp	368,033
15,608	Virtu Financial, Inc., Class A	392,385
5,038	W.R. Berkley Corp.	421,479
6,443	Webster Financial Corp.	369,957
417	White Mountains Insurance Group Ltd.	391,726
2,467	Willis Towers Watson PLC	424,373
5,013	Wintrust Financial Corp.	369,308
8,154	Zions Bancorp NA	416,669

		36,202,160

	Health Care—7.3%
11,414	Acadia Healthcare Co., Inc.(b)	300,074
3,212	Alexion Pharmaceuticals, Inc.(b)	434,680
4,362	AmerisourceBergen Corp.	363,355
1,868	Amgen, Inc.	355,069
1,364	Anthem, Inc.	410,196
10,535	Boston Scientific Corp.(b)	422,664
2,931	Charles River Laboratories International, Inc.(b)	416,700
1,243	Chemed Corp.	409,568
2,695	Cigna Corp.	470,116
1,739	Covetrus, Inc.(b)	62,221
3,036	DexCom, Inc.(b)	423,006
3,317	Eli Lilly & Co., Class W(c)	418,904
4,347	Henry Schein, Inc.(b)	257,777
1,197	Humana, Inc.	341,193
1,651	ICU Medical, Inc.(b)	405,750
7,231	Integra LifeSciences Holdings Corp.(b)	398,356
2,565	Jazz Pharmaceuticals PLC(b)	359,177
2,640	Johnson & Johnson	360,730
2,726	Laboratory Corp. of America Holdings(b)	404,102
3,177	McKesson Corp.	403,987
9,644	MEDNAX, Inc.(b)	317,384
4,985	Merck & Co., Inc.	405,231
2,842	Penumbra, Inc.(b)(c)	379,890
6,225	Perrigo Co. PLC	303,157
8,386	Pfizer, Inc.	363,533
11,097	QIAGEN NV(b)	426,458
4,443	Quest Diagnostics, Inc.	384,542
3,260	STERIS PLC	394,330
2,262	Stryker Corp.	426,410
3,287	United Therapeutics Corp.(b)	415,115
1,378	UnitedHealth Group, Inc.	333,779
2,809	Universal Health Services, Inc., Class B	389,973
3,190	Varian Medical Systems, Inc.(b)	428,608
1,990	Waters Corp.(b)	482,018
4,138	Zoetis, Inc.	389,924

		13,257,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials—6.6%
6,611	AGCO Corp.	$446,771
5,293	Alaska Air Group, Inc.	326,578
4,319	Allegion PLC	388,537
1,145	AMERCO	440,356
8,747	BWX Technologies, Inc.	457,905
4,199	C.H. Robinson Worldwide, Inc.	379,506
4,641	Copa Holdings SA, Class A (Panama)	409,197
7,757	Copart, Inc.(b)	455,103
6,387	Delta Air Lines, Inc.	316,667
16,036	Gardner Denver Holdings, Inc.(b)	430,567
1,799	Huntington Ingalls Industries, Inc.	376,729
7,412	IHS Markit Ltd.(b)	394,096
3,721	J.B. Hunt Transport Services, Inc.	400,640
19,864	JetBlue Airways Corp.(b)	331,729
11,371	Johnson Controls International PLC	401,055
6,785	KAR Auction Services, Inc.	319,913
4,377	MSC Industrial Direct Co., Inc., Class A	369,463
14,271	Nielsen Holdings PLC	373,900
9,080	Pentair PLC	386,263
11,265	Quanta Services, Inc.	401,485
5,016	Republic Services, Inc.	393,405
9,151	Rollins, Inc.	362,929
1,328	Roper Technologies, Inc.	429,807
6,380	Toro Co. (The)	437,540
2,579	Union Pacific Corp.	432,498
4,010	United Continental Holdings, Inc.(b)	352,118
9,130	USG Corp.	393,594
3,146	Verisk Analytics, Inc.(b)	397,749
4,217	Waste Management, Inc.	426,971
28,637	Welbilt, Inc.(b)	457,333

		11,890,404

	Information Technology—10.0%
2,356	Accenture PLC, Class A	380,211
5,752	Akamai Technologies, Inc.(b)	400,684
5,974	Amdocs Ltd.	331,975
4,476	Amphenol Corp., Class A	420,610
4,280	Analog Devices, Inc.	457,789
2,171	Apple, Inc.	375,909
12,557	ARRIS International PLC(b)	397,806
5,136	Arrow Electronics, Inc.(b)	409,339
8,671	Black Knight, Inc.(b)	453,060
7,732	Booz Allen Hamilton Holding Corp.	408,713
1,654	Broadcom, Inc.	455,445
3,663	Broadridge Financial Solutions, Inc.	370,879
7,807	CDK Global, Inc.	452,884
4,270	CDW Corp.	400,910
8,265	Cisco Systems, Inc.	427,879
3,559	Citrix Systems, Inc.	375,474
5,570	Cognizant Technology Solutions Corp., Class A	395,359
2,777	Dell Technologies, Inc., Class C(b)	155,012
5,515	Dolby Laboratories, Inc., Class A	357,372
3,359	Euronet Worldwide, Inc.(b)	451,181
3,665	Fidelity National Information Services, Inc.	396,370
4,906	Fiserv, Inc.(b)	415,489
5,327	Fortinet, Inc.(b)	462,330

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
6,061	GoDaddy, Inc., Class A(b)	$452,454
26,374	Hewlett Packard Enterprise Co.	432,006
7,979	Intel Corp.	422,568
1,845	Intuit, Inc.	455,955
15,747	Jabil, Inc.	447,215
13,753	Juniper Networks, Inc.	372,431
2,518	Lam Research Corp.	443,395
6,280	Leidos Holdings, Inc.	405,625
4,303	LogMeIn, Inc.	341,830
5,041	MKS Instruments, Inc.	417,748
8,066	National Instruments Corp.	377,005
4,743	NXP Semiconductors NV (Netherlands)	433,131
8,070	Oracle Corp.	420,689
2,216	Red Hat, Inc.(b)	404,642
15,163	Sabre Corp.	340,106
5,438	Skyworks Solutions, Inc.	444,067
17,892	Symantec Corp.	402,391
11,415	Versum Materials, Inc.	559,335
2,363	VMware, Inc., Class A	405,987
14,692	Xerox Corp.	453,983
4,271	Xilinx, Inc.	535,156

		18,120,399

	Materials—5.1%
2,445	Air Products & Chemicals, Inc.	442,985
4,026	Albemarle Corp.	367,534
3,726	AptarGroup, Inc.	379,046
29,803	Ardagh Group SA	388,035
15,774	Axalta Coating Systems Ltd.(b)	421,639
8,053	Ball Corp.	441,143
8,107	Bemis Co., Inc.	428,860
7,816	Berry Global Group, Inc.(b)	410,105
2,425	Ecolab, Inc.	409,607
2,743	International Flavors & Fragrances, Inc.	349,732
2,486	Linde PLC (United Kingdom)	430,675
2,033	Martin Marietta Materials, Inc.	381,797
936	NewMarket Corp.	410,904
6,552	Nucor Corp.	396,855
3,618	PPG Industries, Inc.	405,107
4,919	Reliance Steel & Aluminum Co.	439,021
5,878	RPM International, Inc.	340,160
5,204	Scotts Miracle-Gro Co. (The)	426,208
15,349	Silgan Holdings, Inc.	434,530
6,873	Sonoco Products Co.	397,878
11,752	Southern Copper Corp. (Peru)	418,489
17,216	United States Steel Corp.	385,811
18,754	Valvoline, Inc.	352,388

		9,258,509

	Real Estate—14.6%
3,178	Alexandria Real Estate Equities, Inc. REIT	431,858
8,852	American Campus Communities, Inc. REIT	398,871
18,880	American Homes 4 Rent, Class A REIT	412,339
2,413	American Tower Corp. REIT	425,050
8,102	Apartment Investment & Management Co., Class A REIT	396,431
24,940	Apple Hospitality REIT, Inc. REIT	411,011
2,042	AvalonBay Communities, Inc. REIT	397,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
3,015	Boston Properties, Inc. REIT	$400,060
27,717	Brandywine Realty Trust REIT	435,711
23,972	Brixmor Property Group, Inc. REIT	418,551
4,169	Camden Property Trust REIT	408,937
9,057	CBRE Group, Inc., Class A(b)	450,676
18,434	Columbia Property Trust, Inc. REIT	398,727
16,218	Corporate Office Properties Trust REIT	421,506
3,380	Crown Castle International Corp. REIT	401,375
12,703	CubeSmart REIT	389,220
3,370	Digital Realty Trust, Inc. REIT	381,214
10,720	Douglas Emmett, Inc. REIT	413,792
13,904	Duke Realty Corp. REIT	411,141
23,949	Empire State Realty Trust, Inc., Class A REIT	364,504
5,478	EPR Properties REIT	402,523
1,027	Equinix, Inc. REIT	434,935
12,380	Equity Commonwealth REIT	404,207
3,974	Equity LifeStyle Properties, Inc. REIT	431,735
5,570	Equity Residential REIT	410,453
1,483	Essex Property Trust, Inc. REIT	415,003
4,136	Extra Space Storage, Inc. REIT	396,808
2,994	Federal Realty Investment Trust REIT	399,968
11,427	Gaming and Leisure Properties, Inc. REIT	415,714
13,443	HCP, Inc. REIT	413,641
14,067	Healthcare Trust of America, Inc., Class A REIT	400,769
9,146	Highwoods Properties, Inc. REIT	423,551
3,585	Howard Hughes Corp. (The)(b)	399,297
12,822	Hudson Pacific Properties, Inc. REIT	425,947
11,580	Iron Mountain, Inc. REIT	410,164
2,772	Jones Lang LaSalle, Inc.	457,713
5,662	Kilroy Realty Corp. REIT	417,346
24,155	Kimco Realty Corp. REIT	424,886
5,215	Lamar Advertising Co., Class A REIT	404,528
8,688	Liberty Property Trust REIT	411,203
4,064	Life Storage, Inc. REIT	396,646
22,866	Medical Properties Trust, Inc. REIT	416,847
3,750	Mid-America Apartment Communities, Inc. REIT	388,425
7,899	National Retail Properties, Inc. REIT	411,538
10,460	Omega Healthcare Investors, Inc. REIT	375,514
5,877	Prologis, Inc. REIT	411,743
1,845	Public Storage REIT	390,199
12,257	Rayonier, Inc. REIT	361,214
20,131	Realogy Holdings Corp.(c)	273,782
6,188	Realty Income Corp. REIT	427,962
6,213	Regency Centers Corp. REIT	405,398
31,526	Retail Properties of America, Inc., Class A REIT	392,814
28,843	Senior Housing Properties Trust REIT	373,517
2,130	Simon Property Group, Inc. REIT	385,871
4,022	SL Green Realty Corp. REIT	364,876
10,600	Spirit Realty Capital, Inc. REIT	409,584
13,240	STORE Capital Corp. REIT	429,903
3,777	Sun Communities, Inc. REIT	428,954
7,324	Taubman Centers, Inc. REIT	390,955
9,104	UDR, Inc. REIT	404,400
19,854	Uniti Group, Inc. REIT(c)	191,393
6,114	Ventas, Inc. REIT	383,654
5,389	Vornado Realty Trust REIT	362,734

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
13,699	Weingarten Realty Investors REIT	$394,668
5,470	Welltower, Inc. REIT	406,476
5,801	WP Carey, Inc. REIT	428,520

		26,476,387

	Utilities—6.9%
8,543	Alliant Energy Corp.	391,867
5,656	Ameren Corp.	402,933
5,058	American Electric Power Co., Inc.	410,457
4,071	American Water Works Co., Inc.	413,695
11,464	Aqua America, Inc.	412,016
4,111	Atmos Energy Corp.	406,372
7,802	Avangrid, Inc.	377,227
14,031	CenterPoint Energy, Inc.	422,894
7,449	CMS Energy Corp.	405,226
4,892	Consolidated Edison, Inc.	403,345
5,277	Dominion Energy, Inc.	390,973
3,247	DTE Energy Co.	401,199
4,467	Duke Energy Corp.	400,511
7,105	Edison International	425,519
4,515	Entergy Corp.	421,385
6,622	Evergy, Inc.	370,236
5,680	Eversource Energy	396,521
8,525	Exelon Corp.	414,230
10,123	Hawaiian Electric Industries, Inc.	387,508
14,649	MDU Resources Group, Inc.	387,027
7,303	National Fuel Gas Co.	439,568
2,141	NextEra Energy, Inc.	401,909
10,017	OGE Energy Corp.	425,923
14,698	PG&E Corp.(b)	250,307
4,344	Pinnacle West Capital Corp.	407,207
12,860	PPL Corp.	413,706
7,077	Public Service Enterprise Group, Inc.	416,198
8,383	Southern Co. (The)	416,551
6,751	UGI Corp.	370,630
5,358	WEC Energy Group, Inc.	408,708
7,498	Xcel Energy, Inc.	411,340

		12,403,188

	Total Common Stocks & Other Equity Interests (Cost $166,765,518)	180,560,555

	Money Market Fund—0.0%
5,184	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $5,184)	5,184

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $166,770,702)—99.9%	180,565,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.5%
2,778,298	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $2,778,298)	$2,778,298

	Total Investments in Securities (Cost $169,549,000)—101.4%	183,344,037

	Other assets less liabilities—(1.4)%	(2,528,033)

	Net Assets—100.0%	$180,816,004

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 Enhanced Value ETF (SPVU)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	37.8
Communication Services	13.0
Consumer Discretionary	10.5
Energy	8.4
Health Care	7.3
Consumer Staples	6.6
Industrials	5.7
Information Technology	4.5
Materials	4.1
Utilities	1.8
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.7%
	Communication Services—13.0%
38,769	AT&T, Inc.	$1,206,491
10,510	CenturyLink, Inc.	138,627
1,208	Charter Communications, Inc., Class A(b)	416,651
30,837	Comcast Corp., Class A	1,192,467
2,006	DISH Network Corp., Class A(b)	65,215
3,376	Viacom, Inc., Class B	98,647

		3,118,098

	Consumer Discretionary—10.5%
1,979	Best Buy Co., Inc.	136,234
2,890	D.R. Horton, Inc.	112,392
1,512	Dollar Tree, Inc.(b)	145,651
61,346	Ford Motor Co.	538,004
1,523	Gap, Inc. (The)	38,684
12,308	General Motors Co.	485,920
1,466	Kohl’s Corp.	98,999
3,145	Lennar Corp., Class A	150,897
2,379	LKQ Corp.(b)	65,898
4,048	Macy’s, Inc.	100,350
3,578	MGM Resorts International	95,712
561	Mohawk Industries, Inc.(b)	76,363
724	Nordstrom, Inc.	34,231
2,327	PulteGroup, Inc.	62,829
641	PVH Corp.	73,613
4,286	Target Corp.	311,335

		2,527,112

	Consumer Staples—6.6%
6,375	Archer-Daniels-Midland Co.	270,938
3,524	Coty, Inc., Class A(c)	38,764
858	JM Smucker Co. (The)	90,871
6,522	Kraft Heinz Co. (The)	216,465

Number of Shares		Value
	Common Stocks (continued)
	Consumer Staples (continued)
8,788	Kroger Co. (The)	$257,752
1,783	Molson Coors Brewing Co., Class B	109,940
3,288	Tyson Foods, Inc., Class A	202,738
5,528	Walgreens Boots Alliance, Inc.	393,538

		1,581,006

	Energy—8.4%
5,716	Baker Hughes a GE Co.	150,788
4,464	Devon Energy Corp.	131,733
1,726	HollyFrontier Corp.	88,371
7,967	Marathon Petroleum Corp.	494,034
3,907	Noble Energy, Inc.	86,540
5,383	Phillips 66	518,706
3,709	TechnipFMC PLC (United Kingdom)	82,673
5,621	Valero Energy Corp.	458,449

		2,011,294

	Financials—37.8%
6,657	Aflac, Inc.	327,125
3,378	Allstate Corp. (The)	318,816
532	Assurant, Inc.	54,791
47,687	Bank of America Corp.	1,386,738
5,921	Bank of New York Mellon Corp. (The)	310,734
5,775	Berkshire Hathaway, Inc., Class B(b)	1,162,507
1,237	Brighthouse Financial, Inc.(b)	47,897
4,438	Capital One Financial Corp.	370,928
3,310	Chubb Ltd.	443,209
4,720	Citizens Financial Group, Inc.	174,357
373	Everest Re Group Ltd.	84,339
5,271	Fifth Third Bancorp	145,374
2,807	Goldman Sachs Group, Inc. (The)	552,137
4,774	Invesco Ltd.(d)	92,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500 Enhanced Value ETF (SPVU) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
3,853	Jefferies Financial Group, Inc.	$78,100
2,884	Lincoln National Corp.	180,308
2,749	Loews Corp.	130,907
13,050	MetLife, Inc.	589,729
11,040	Morgan Stanley	463,459
2,675	People’s United Financial, Inc.	47,508
2,984	PNC Financial Services Group, Inc. (The)	376,044
3,072	Principal Financial Group, Inc.	161,710
6,203	Prudential Financial, Inc.	594,558
7,664	Regions Financial Corp.	125,690
3,367	SunTrust Banks, Inc.	218,417
5,965	Synchrony Financial	194,519
883	Torchmark Corp.	72,900
1,840	Travelers Cos., Inc. (The)	244,554
2,556	Unum Group	95,492

		9,045,224

	Health Care—7.3%
1,444	AmerisourceBergen Corp.	120,285
1,580	Anthem, Inc.	475,153
2,546	Cardinal Health, Inc.	138,350
2,931	Centene Corp.(b)	178,469
11,232	CVS Health Corp.	649,547
1,414	McKesson Corp.	179,804

		1,741,608

	Industrials—5.7%
891	Alaska Air Group, Inc.	54,975
3,178	American Airlines Group, Inc.	113,232
3,982	Delta Air Lines, Inc.	197,427
1,482	Fluor Corp.	55,723
841	Jacobs Engineering Group, Inc.	62,049
6,614	Johnson Controls International PLC	233,276
2,542	PACCAR, Inc.	172,348
1,546	Quanta Services, Inc.	55,099
3,320	Southwest Airlines Co.	186,053
1,737	United Continental Holdings, Inc.(b)	152,526
676	United Rentals, Inc.(b)	90,983

		1,373,691

	Information Technology—4.5%
2,637	DXC Technology Co.	173,673
17,123	Hewlett Packard Enterprise Co.	280,475
11,207	Micron Technology, Inc.(b)	458,142
2,601	Western Digital Corp.(c)	130,830
1,448	Xerox Corp.	44,743

		1,087,863

	Materials—4.1%
1,241	Eastman Chemical Co.	102,618
14,856	Freeport-McMoRan, Inc.	191,642
3,723	International Paper Co.	170,588
2,813	LyondellBasell Industries NV, Class A	240,568
2,709	Nucor Corp.	164,084
3,138	WestRock Co.	117,299

		986,799

Number of Shares		Value
	Common Stocks (continued)
	Utilities—1.8%
3,339	CenterPoint Energy, Inc.	$100,637
6,605	Exelon Corp.	320,937

		421,574

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $23,848,707)—99.7%	23,894,269

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
151,769	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $151,769)	151,769

	Total Investments in Securities (Cost $24,000,476)—100.4%	24,046,038

	Other assets less liabilities—(0.4)%	(85,740)

	Net Assets—100.0%	$23,960,298

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	29.8
Health Care	14.3
Industrials	13.8
Information Technology	13.6
Consumer Staples	7.4
Consumer Discretionary	7.3
Materials	4.1
Energy	3.7
Real Estate	3.0
Communication Services	3.0
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—3.0%
16,974	Omnicom Group, Inc.	$1,284,932
26,679	Verizon Communications, Inc.	1,518,568
13,013	Walt Disney Co. (The)	1,468,387

		4,271,887

	Consumer Discretionary—7.3%
21,141	Garmin Ltd.	1,775,210
15,142	Genuine Parts Co.	1,647,147
7,131	Home Depot, Inc. (The)	1,320,233
8,276	McDonald’s Corp.	1,521,460
17,987	Starbucks Corp.	1,263,767
27,830	TJX Cos., Inc. (The)	1,427,401
16,139	Yum! Brands, Inc.	1,525,135

		10,480,353

	Consumer Staples—7.4%
39,271	Archer-Daniels-Midland Co.	1,669,017
39,155	Coca-Cola Co. (The)	1,775,288
6,493	Costco Wholesale Corp.	1,420,279
34,234	Hormel Foods Corp.	1,484,386
10,572	McCormick & Co., Inc.	1,437,581
32,100	Mondelez International, Inc., Class A	1,513,836
20,904	Sysco Corp.	1,412,065

		10,712,452

	Energy—3.7%
10,624	Chevron Corp.	1,270,418
18,367	Exxon Mobil Corp.	1,451,544
69,275	Kinder Morgan, Inc.	1,327,309
19,185	ONEOK, Inc.	1,232,828

		5,282,099

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—29.8%
33,598	Aflac, Inc.	$1,651,006
15,713	Allstate Corp. (The)	1,482,993
29,503	American International Group, Inc.	1,274,530
10,189	Aon PLC	1,747,719
21,844	Arthur J. Gallagher & Co.	1,753,636
13,498	Assurant, Inc.	1,390,159
25,264	Bank of New York Mellon Corp. (The)	1,325,855
27,051	BB&T Corp.	1,378,789
6,418	Berkshire Hathaway, Inc., Class B(b)	1,291,943
12,074	Chubb Ltd.	1,616,709
16,680	Cincinnati Financial Corp.	1,448,158
8,181	CME Group, Inc.	1,488,206
5,962	Everest Re Group Ltd.	1,348,068
29,774	Hartford Financial Services Group, Inc. (The)	1,469,645
95,578	Huntington Bancshares, Inc.	1,377,279
19,189	Intercontinental Exchange, Inc.	1,480,431
13,273	JPMorgan Chase & Co.	1,385,170
31,746	Loews Corp.	1,511,745
8,248	M&T Bank Corp.	1,427,399
17,678	Marsh & McLennan Cos., Inc.	1,644,408
16,902	Nasdaq, Inc.	1,547,716
88,923	People’s United Financial, Inc.	1,579,272
10,713	PNC Financial Services Group, Inc. (The)	1,350,052
18,186	Progressive Corp. (The)	1,325,759
17,570	Torchmark Corp.	1,450,579
12,047	Travelers Cos., Inc. (The)	1,601,167
31,091	US Bancorp	1,607,094
26,570	Wells Fargo & Co.	1,325,577
9,006	Willis Towers Watson PLC	1,549,212

		42,830,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care—14.3%
17,345	Abbott Laboratories	$1,346,319
6,760	Amgen, Inc.	1,284,941
17,887	Baxter International, Inc.	1,336,696
5,780	Becton, Dickinson and Co.	1,438,006
12,757	Danaher Corp.	1,620,394
4,423	Humana, Inc.	1,260,732
10,443	Johnson & Johnson	1,426,932
8,705	Laboratory Corp. of America Holdings(b)	1,290,429
19,534	Merck & Co., Inc.	1,587,919
34,986	Pfizer, Inc.	1,516,643
14,346	Quest Diagnostics, Inc.	1,241,646
5,188	Thermo Fisher Scientific, Inc.	1,346,649
5,020	UnitedHealth Group, Inc.	1,215,945
10,469	Zimmer Biomet Holdings, Inc.	1,299,412
14,445	Zoetis, Inc.	1,361,152

		20,573,815

	Industrials—13.8%
14,561	Allegion PLC	1,309,908
16,680	AMETEK, Inc.	1,327,394
13,764	C.H. Robinson Worldwide, Inc.	1,243,990
16,828	Eaton Corp. PLC	1,342,370
7,471	General Dynamics Corp.	1,271,714
10,449	Honeywell International, Inc.	1,609,877
4,147	Lockheed Martin Corp.	1,283,123
32,118	Pentair PLC	1,366,300
7,166	Raytheon Co.	1,336,459
24,225	Republic Services, Inc.	1,899,967
35,766	Rollins, Inc.	1,418,479
10,358	United Technologies Corp.	1,301,690
11,954	Verisk Analytics, Inc.(b)	1,511,344
16,863	Waste Management, Inc.	1,707,379

		19,929,994

	Information Technology—13.6%
8,074	Accenture PLC, Class A	1,302,982
15,158	Amphenol Corp., Class A	1,424,397
8,745	Automatic Data Processing, Inc.	1,338,247
15,402	Citrix Systems, Inc.	1,624,911
17,149	Cognizant Technology Solutions Corp., Class A	1,217,236
13,554	Fidelity National Information Services, Inc.	1,465,865
15,459	Fiserv, Inc.(b)	1,309,223
9,053	Gartner, Inc.(b)	1,288,242
11,102	Jack Henry & Associates, Inc.	1,472,458
10,053	Motorola Solutions, Inc.	1,438,785
20,375	Paychex, Inc.	1,569,283
15,495	TE Connectivity Ltd.	1,271,985
13,625	Total System Services, Inc.	1,286,200
86,282	Western Union Co. (The)	1,541,859

		19,551,673

	Materials—4.1%
8,927	Air Products & Chemicals, Inc.	1,617,394
25,145	Ball Corp.	1,377,443
10,330	Ecolab, Inc.	1,744,840
9,310	International Flavors & Fragrances, Inc.	1,187,025

		5,926,702

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate—3.0%
72,955	Host Hotels & Resorts, Inc. REIT	$1,430,648
16,081	SL Green Realty Corp. REIT	1,458,868
21,613	Vornado Realty Trust REIT	1,454,771

		4,344,287

	Total Investments in Securities (Cost $135,248,158)—100.0%	143,903,538
	Other assets less liabilities—0.0%	42,614

	Net Assets—100.0%	$143,946,152

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® High Beta ETF (SPHB)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Information Technology	37.8
Industrials	12.8
Health Care	12.3
Financials	12.0
Communication Services	8.7
Energy	7.0
Consumer Discretionary	5.5
Materials	3.8
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Communication Services—8.7%
67,060	Activision Blizzard, Inc.	$2,825,908
2,944	Alphabet, Inc., Class C(b)	3,297,045
86,882	DISH Network Corp., Class A(b)	2,824,534
27,153	Electronic Arts, Inc.(b)	2,600,714
18,278	Facebook, Inc., Class A(b)	2,950,983
12,296	Netflix, Inc.(b)	4,403,198
34,492	Take-Two Interactive Software, Inc.(b)	3,009,772
49,149	TripAdvisor, Inc.(b)	2,613,252
111,717	Twitter, Inc.(b)	3,438,649

		27,964,055

	Consumer Discretionary—5.5%
2,355	Amazon.com, Inc.(b)	3,861,800
109,217	MGM Resorts International	2,921,555
134,012	Newell Brands, Inc.(c)	2,175,015
24,653	Royal Caribbean Cruises Ltd.	2,920,887
138,068	Under Armour, Inc., Class A(b)	3,113,433
22,610	Wynn Resorts Ltd.	2,861,069

		17,853,759

	Energy—7.0%
63,792	Anadarko Petroleum Corp.	2,774,952
119,160	Devon Energy Corp.	3,516,411
27,789	Diamondback Energy, Inc.	2,860,322
67,521	Hess Corp.	3,906,090
49,268	HollyFrontier Corp.	2,522,522
226,208	Marathon Oil Corp.	3,755,053
150,100	Noble Energy, Inc.	3,324,715

		22,660,065

	Financials—12.0%
24,020	Ameriprise Financial, Inc.	3,161,753
6,573	BlackRock, Inc.	2,913,285
82,238	Brighthouse Financial, Inc.(b)	3,184,255
62,840	Charles Schwab Corp. (The)	2,891,268
59,134	E*TRADE Financial Corp.	2,896,975

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
13,861	Goldman Sachs Group, Inc. (The)	$2,726,459
46,808	Lincoln National Corp.	2,926,436
16,846	Moody’s Corp.	2,916,380
69,134	Morgan Stanley	2,902,245
15,444	MSCI, Inc.	2,852,816
34,645	Raymond James Financial, Inc.	2,860,984
14,057	SVB Financial Group(b)	3,474,328
29,651	T. Rowe Price Group, Inc.	2,977,850

		38,685,034

	Health Care—12.3%
10,479	ABIOMED, Inc.(b)	3,505,225
26,527	Alexion Pharmaceuticals, Inc.(b)	3,589,899
15,626	Align Technology, Inc.(b)	4,046,665
70,964	Boston Scientific Corp.(b)	2,847,076
16,070	Edwards Lifesciences Corp.(b)	2,720,490
14,479	IDEXX Laboratories, Inc.(b)	3,055,503
12,629	Illumina, Inc.(b)	3,949,972
37,413	Incyte Corp.(b)	3,226,123
6,561	Intuitive Surgical, Inc.(b)	3,592,869
74,738	Nektar Therapeutics(b)	3,029,879
31,055	PerkinElmer, Inc.	2,924,139
16,533	Vertex Pharmaceuticals, Inc.(b)	3,120,604

		39,608,444

	Industrials—12.8%
86,915	American Airlines Group, Inc.	3,096,781
170,674	Arconic, Inc.	3,155,762
7,630	Boeing Co. (The)	3,356,895
27,434	Caterpillar, Inc.	3,767,786
18,708	Deere & Co.	3,068,860
15,426	FedEx Corp.	2,792,106
67,399	Flowserve Corp.	2,993,190
81,277	Fluor Corp.	3,056,015
41,156	Jacobs Engineering Group, Inc.	3,036,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® High Beta ETF (SPHB) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
16,674	Parker-Hannifin Corp.	$2,937,292
46,155	Robert Half International, Inc.	3,147,309
22,139	Stanley Black & Decker, Inc.	2,931,868
31,041	United Rentals, Inc.(b)	4,177,808

		41,518,162

	Information Technology—37.8%
14,181	Adobe, Inc.(b)	3,722,512
198,879	Advanced Micro Devices, Inc.(b)	4,679,623
40,241	Akamai Technologies, Inc.(b)	2,803,188
26,223	Analog Devices, Inc.	2,804,812
16,236	ANSYS, Inc.(b)	2,877,993
18,252	Apple, Inc.	3,160,334
94,040	Applied Materials, Inc.	3,605,494
15,755	Arista Networks, Inc.(b)	4,494,114
24,484	Autodesk, Inc.(b)	3,991,137
63,354	Cisco Systems, Inc.	3,279,837
83,943	Corning, Inc.	2,922,056
33,702	Fortinet, Inc.(b)	2,924,997
24,337	Global Payments, Inc.	3,173,058
173,154	Hewlett Packard Enterprise Co.	2,836,262
129,038	HP, Inc.	2,545,920
63,635	Intel Corp.	3,370,110
13,086	Intuit, Inc.	3,233,943
23,568	IPG Photonics Corp.(b)	3,653,747
33,983	KLA-Tencor Corp.	3,924,697
21,235	Lam Research Corp.	3,739,271
14,638	Mastercard, Inc., Class A	3,290,183
49,750	Maxim Integrated Products, Inc.	2,707,892
35,123	Microchip Technology, Inc.	3,051,135
108,436	Micron Technology, Inc.(b)	4,432,864
31,348	Microsoft Corp.	3,511,916
45,548	NetApp, Inc.	2,969,730
30,548	NVIDIA Corp.	4,712,334
34,648	PayPal Holdings, Inc.(b)	3,397,929
50,237	Qorvo, Inc.(b)	3,523,623
22,458	salesforce.com, Inc.(b)	3,675,252
63,671	Seagate Technology PLC	2,964,522
38,349	Skyworks Solutions, Inc.	3,131,579
28,224	Texas Instruments, Inc.	2,985,535
20,438	Visa, Inc., Class A	3,027,276
68,317	Western Digital Corp.	3,436,345
29,479	Xilinx, Inc.	3,693,719

		122,254,939

	Materials—3.8%
67,872	CF Industries Holdings, Inc.	2,864,199
55,040	DowDuPont, Inc.	2,929,779
299,503	Freeport-McMoRan, Inc.	3,863,589
87,490	Mosaic Co. (The)	2,735,812

		12,393,379

	Total Common Stocks (Cost $331,690,000)	322,937,837

Number of Shares		Value
	Money Market Fund—0.0%
25,357	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $25,357)	$25,357

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $331,715,357)—99.9%	322,963,194

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
1,297,083	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $1,297,083)	1,297,083

	Total Investments in Securities (Cost $333,012,440)—100.3%	324,260,277

	Other assets less liabilities—(0.3)%	(1,096,551)

	Net Assets—100.0%	$323,163,726

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Real Estate	22.5
Utilities	15.7
Energy	14.5
Financials	13.3
Consumer Staples	11.0
Communication Services	5.9
Consumer Discretionary	4.8
Information Technology	3.9
Materials	3.7
Industrials	3.3
Health Care	1.3
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—5.9%
2,588,853	AT&T, Inc.	$80,565,105
2,069,678	Interpublic Group of Cos., Inc. (The)	47,664,684
835,904	Verizon Communications, Inc.	47,579,656

		175,809,445

	Consumer Discretionary—4.8%
9,909,086	Ford Motor Co.	86,902,684
1,194,483	Leggett & Platt, Inc.	54,253,418

		141,156,102

	Consumer Staples—11.0%
1,584,726	Altria Group, Inc.	83,055,490
1,307,461	General Mills, Inc.	61,620,637
756,580	Kellogg Co.	42,565,191
1,410,886	Kraft Heinz Co. (The)	46,827,306
1,062,608	Philip Morris International, Inc.	92,383,139

		326,451,763

	Energy—14.5%
410,116	Chevron Corp.	49,041,671
749,949	Exxon Mobil Corp.	59,268,470
3,048,592	Kinder Morgan, Inc.	58,411,023
878,663	Occidental Petroleum Corp.	58,123,557
1,085,307	ONEOK, Inc.	69,741,828
1,438,574	Schlumberger Ltd.	63,383,570
2,631,101	Williams Cos., Inc. (The)	70,224,086

		428,194,205

	Financials—13.3%
3,525,548	Huntington Bancshares, Inc.(b)	50,803,147
4,279,100	Invesco Ltd.(c)	82,800,585
2,560,108	KeyCorp	45,211,507
1,015,146	MetLife, Inc.	45,874,448

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
3,331,903	People’s United Financial, Inc.	$59,174,597
1,094,635	Principal Financial Group, Inc.(b)	57,621,586
546,137	Prudential Financial, Inc.	52,347,232

		393,833,102

	Health Care—1.3%
607,228	Gilead Sciences, Inc.	39,481,964

	Industrials—3.3%
619,553	Eaton Corp. PLC	49,421,743
423,161	United Parcel Service, Inc., Class B	46,632,342

		96,054,085

	Information Technology—3.9%
466,017	International Business Machines Corp.	64,370,928
2,770,110	Western Union Co. (The)	49,501,866

		113,872,794

	Materials—3.7%
1,165,294	International Paper Co.	53,393,771
647,653	LyondellBasell Industries NV, Class A	55,387,285

		108,781,056

	Real Estate—22.5%
2,008,829	HCP, Inc. REIT	61,811,668
3,155,991	Host Hotels & Resorts, Inc. REIT	61,888,983
2,305,414	Iron Mountain, Inc. REIT	81,657,764
5,196,226	Kimco Realty Corp. REIT	91,401,615
1,724,300	Macerich Co. (The) REIT	75,179,480
736,460	Realty Income Corp. REIT	50,933,574
303,299	Simon Property Group, Inc. REIT	54,945,647
984,965	Ventas, Inc. REIT	61,806,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
762,705	Welltower, Inc. REIT	$56,676,609
2,712,056	Weyerhaeuser Co. REIT	67,503,074

		663,804,968

	Utilities—15.7%
2,556,806	AES Corp.	44,053,767
1,475,732	CenterPoint Energy, Inc.	44,478,563
544,467	Consolidated Edison, Inc.	44,891,304
764,292	Dominion Energy, Inc.	56,626,394
549,212	Duke Energy Corp.	49,242,348
530,552	Entergy Corp.	49,516,418
1,103,649	FirstEnergy Corp.	44,973,697
2,126,109	PPL Corp.	68,396,927
1,277,322	Southern Co. (The)	63,470,130

		465,649,548

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $3,008,248,592)—99.9%	2,953,089,032

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.0%
1,841,966	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $1,841,966)	1,841,966

	Total Investments in Securities (Cost $3,010,090,558)—99.9%	2,954,930,998

	Other assets less liabilities—0.1%	1,851,446

	Net Assets—100.0%	$2,956,782,444

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Low Volatility ETF (SPLV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Utilities	24.7
Real Estate	20.0
Financials	18.7
Consumer Staples	8.9
Information Technology	6.7
Health Care	5.8
Industrials	5.2
Consumer Discretionary	5.0
Materials	2.1
Communication Services	1.9
Energy	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—1.9%
1,651,245	Verizon Communications, Inc.	$93,988,865
805,364	Walt Disney Co. (The)	90,877,274

		184,866,139

	Consumer Discretionary—5.0%
1,308,464	Garmin Ltd.	109,871,722
937,168	Genuine Parts Co.	101,945,135
512,229	McDonald’s Corp.	94,168,180
1,722,477	TJX Cos., Inc. (The)	88,345,845
998,904	Yum! Brands, Inc.	94,396,428

		488,727,310

	Consumer Staples—8.9%
2,430,577	Archer-Daniels-Midland Co.	103,299,522
2,423,373	Coca-Cola Co. (The)	109,875,732
1,400,758	Colgate-Palmolive Co.	92,267,929
827,014	Hershey Co. (The)	91,533,910
2,118,846	Hormel Foods Corp.(b)	91,873,163
1,986,632	Mondelez International, Inc., Class A	93,689,565
871,346	PepsiCo, Inc.	100,762,451
945,772	Procter & Gamble Co. (The)	93,205,831
1,293,792	Sysco Corp.	87,395,650

		863,903,753

	Energy—0.9%
1,136,775	Exxon Mobil Corp.	89,839,328

	Financials—18.7%
2,079,464	Aflac, Inc.	102,184,861
972,503	Allstate Corp. (The)	91,784,833
630,609	Aon PLC	108,168,362
1,351,979	Arthur J. Gallagher & Co.	108,536,874

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)

	Financials (continued)
1,674,263	BB&T Corp.	$85,337,185
747,299	Chubb Ltd.	100,063,336
1,032,393	Cincinnati Financial Corp.	89,632,360
506,345	CME Group, Inc.	92,109,219
1,842,800	Hartford Financial Services Group, Inc. (The)	90,960,608
1,187,663	Intercontinental Exchange, Inc.	91,628,201
1,964,850	Loews Corp.	93,566,157
510,498	M&T Bank Corp.	88,346,784
1,094,157	Marsh & McLennan Cos., Inc.	101,778,484
1,046,107	Nasdaq, Inc.	95,792,018
5,503,701	People’s United Financial, Inc.(b)	97,745,730
1,087,438	Torchmark Corp.	89,778,881
745,606	Travelers Cos., Inc. (The)	99,098,494
1,924,276	US Bancorp	99,465,826
557,434	Willis Towers Watson PLC	95,889,797

		1,821,868,010

	Health Care—5.8%
357,753	Becton, Dickinson and Co.	89,005,369
789,276	Danaher Corp.	100,253,838
646,358	Johnson & Johnson	88,318,357
978,011	Medtronic PLC	88,509,995
1,209,008	Merck & Co., Inc.	98,280,260
2,165,351	Pfizer, Inc.	93,867,966

		558,235,785

	Industrials—5.2%
646,705	Honeywell International, Inc.	99,637,839
1,710,050	IHS Markit Ltd.(c)	90,923,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Low Volatility ETF (SPLV) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
1,499,331	Republic Services, Inc.	$117,592,530
740,036	Verisk Analytics, Inc.(c)	93,562,751
1,043,427	Waste Management, Inc.	105,646,984

		507,363,463

	Information Technology—6.7%
938,058	Amphenol Corp., Class A	88,149,310
953,266	Citrix Systems, Inc.	100,569,563
838,857	Fidelity National Information Services, Inc.	90,722,385
687,104	Jack Henry & Associates, Inc.	91,130,603
622,022	Motorola Solutions, Inc.	89,023,789
1,260,801	Paychex, Inc.	97,106,893
5,340,216	Western Union Co. (The)	95,429,660

		652,132,203

	Materials—2.1%
552,390	Air Products & Chemicals, Inc.	100,082,020
638,811	Ecolab, Inc.	107,901,566

		207,983,586

	Real Estate—20.0%
669,850	Alexandria Real Estate Equities, Inc. REIT	91,025,917
545,961	American Tower Corp. REIT	96,171,030
1,920,525	Apartment Investment & Management Co., Class A REIT	93,971,288
521,269	AvalonBay Communities, Inc. REIT	101,454,585
662,742	Boston Properties, Inc. REIT	87,939,236
786,394	Crown Castle International Corp. REIT	93,384,288
2,929,271	Duke Realty Corp. REIT	86,618,543
1,328,234	Equity Residential REIT	97,877,563
332,844	Essex Property Trust, Inc. REIT	93,143,065
931,969	Extra Space Storage, Inc. REIT	89,413,106
706,146	Federal Realty Investment Trust REIT	94,334,044
910,355	Mid-America Apartment Communities, Inc. REIT	94,294,571
1,188,797	Prologis, Inc. REIT	83,287,118
465,529	Public Storage REIT	98,454,728
1,393,656	Realty Income Corp. REIT	96,385,249
1,392,500	Regency Centers Corp. REIT	90,860,625
474,865	SBA Communications Corp. REIT(c)	85,741,624
506,886	Simon Property Group, Inc. REIT	91,827,468
995,293	SL Green Realty Corp. REIT	90,292,981
2,188,540	UDR, Inc. REIT	97,214,947
1,337,702	Vornado Realty Trust REIT	90,040,722

		1,943,732,698

	Utilities—24.7%
2,285,783	Alliant Energy Corp.	104,848,866
1,419,919	Ameren Corp.	101,155,030
1,334,910	American Electric Power Co., Inc.	108,327,946
1,049,361	American Water Works Co., Inc.	106,636,065
3,216,085	CenterPoint Energy, Inc.	96,932,802
2,010,991	CMS Energy Corp.	109,397,910
1,287,363	Consolidated Edison, Inc.	106,143,079
1,408,681	Dominion Energy, Inc.	104,369,175
887,773	DTE Energy Co.	109,693,232
1,216,722	Duke Energy Corp.	109,091,295
1,129,396	Entergy Corp.	105,406,529

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
1,870,210	Evergy, Inc.	$104,563,441
1,488,513	Eversource Energy	103,913,093
2,349,410	Exelon Corp.	114,157,832
2,599,247	FirstEnergy Corp.	105,919,315
585,515	NextEra Energy, Inc.	109,912,876
3,200,828	NiSource, Inc.	86,358,339
1,115,012	Pinnacle West Capital Corp.	104,521,225
2,697,371	PPL Corp.	86,774,425
1,787,316	Public Service Enterprise Group, Inc.	105,112,054
2,037,790	Southern Co. (The)	101,257,785
1,417,499	WEC Energy Group, Inc.	108,126,824
1,942,955	Xcel Energy, Inc.	106,590,511

		2,399,209,649

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $9,010,504,711)—99.9%	9,717,861,924

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.1%
13,344,798	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $13,344,798)	13,344,798

	Total Investments in Securities (Cost $9,023,849,509)—100.0%	9,731,206,722

	Other assets less liabilities—(0.0)%	(3,791,248)

	Net Assets—100.0%	$9,727,415,474

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500 Minimum Variance ETF (SPMV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Information Technology	18.3
Health Care	13.3
Industrials	12.7
Consumer Staples	11.7
Consumer Discretionary	11.6
Financials	11.0
Utilities	8.3
Communication Services	6.7
Real Estate	3.4
Energy	1.6
Materials	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.7%
	Communication Services—6.7%
25	Alphabet, Inc., Class C(b)	$27,998
665	AT&T, Inc.	20,695
79	CenturyLink, Inc.	1,042
131	Facebook, Inc., Class A(b)	21,150
403	Verizon Communications, Inc.	22,938

		93,823

	Consumer Discretionary—11.6%
14	Amazon.com, Inc.(b)	22,958
129	Capri Holdings, Ltd.(b)	5,882
3	Chipotle Mexican Grill, Inc.(b)	1,823
424	Hanesbrands, Inc.	7,882
85	McDonald’s Corp.	15,627
77	Mohawk Industries, Inc.(b)	10,481
350	NIKE, Inc., Class B	30,006
94	PVH Corp.	10,795
67	Ralph Lauren Corp.	8,386
13	Starbucks Corp.	913
347	Tapestry, Inc.	12,124
28	TJX Cos., Inc. (The)	1,436
238	Under Armour, Inc., Class A(b)	5,367
320	VF Corp.	27,955

		161,635

	Consumer Staples—11.7%
215	Campbell Soup Co.	7,744
322	Coca-Cola Co. (The)	14,600
205	Colgate-Palmolive Co.	13,503
428	Conagra Brands, Inc.	10,002
8	Constellation Brands, Inc., Class A	1,353
447	General Mills, Inc.	21,067

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
21	Hershey Co. (The)	$2,324
291	Hormel Foods Corp.	12,618
125	JM Smucker Co. (The)	13,239
104	Kellogg Co.	5,851
63	Kraft Heinz Co. (The)	2,091
124	McCormick & Co., Inc.	16,862
130	Monster Beverage Corp.(b)	8,298
251	Procter & Gamble Co. (The)	24,736
139	Tyson Foods, Inc., Class A	8,571

		162,859

	Energy—1.6%
68	Chevron Corp.	8,131
167	Exxon Mobil Corp.	13,198
53	Williams Cos., Inc. (The)	1,415

		22,744

	Financials—11.0%
37	American International Group, Inc.	1,598
50	Aon PLC	8,577
394	Bank of America Corp.	11,458
135	Berkshire Hathaway, Inc., Class B(b)	27,176
130	Chubb Ltd.	17,407
128	Citigroup, Inc.	8,189
245	JPMorgan Chase & Co.	25,568
284	Marsh & McLennan Cos., Inc.	26,418
93	Progressive Corp. (The)	6,780
31	Travelers Cos., Inc. (The)	4,120
332	Wells Fargo & Co.	16,563

		153,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500 Minimum Variance ETF (SPMV) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care—13.3%
2	Align Technology, Inc.(b)	$518
58	Becton, Dickinson and Co.	14,430
79	Boston Scientific Corp.(b)	3,169
200	Cerner Corp.(b)	11,190
97	Cigna Corp.	16,921
150	CVS Health Corp.	8,674
57	Edwards Lifesciences Corp.(b)	9,650
30	HCA Healthcare, Inc.	4,171
8	Humana, Inc.	2,280
4	Illumina, Inc.(b)	1,251
6	Intuitive Surgical, Inc.(b)	3,286
209	Johnson & Johnson	28,558
65	Laboratory Corp. of America Holdings(b)	9,636
262	Medtronic PLC	23,711
88	Quest Diagnostics, Inc.	7,616
59	Stryker Corp.	11,122
110	UnitedHealth Group, Inc.	26,644
19	Universal Health Services, Inc., Class B	2,638

		185,465

	Industrials—12.7%
58	Boeing Co. (The)	25,518
102	Cintas Corp.	21,073
35	Delta Air Lines, Inc.	1,735
77	General Dynamics Corp.	13,107
31	Lockheed Martin Corp.	9,592
42	Northrop Grumman Corp.	12,178
83	Raytheon Co.	15,480
259	Republic Services, Inc.	20,313
4	Rockwell Automation, Inc.	714
88	Southwest Airlines Co.	4,932
156	United Technologies Corp.	19,605
317	Waste Management, Inc.	32,096

		176,343

	Information Technology—18.3%
61	Accenture PLC, Class A	9,844
84	Adobe, Inc.(b)	22,050
22	Advanced Micro Devices, Inc.(b)	518
161	Analog Devices, Inc.	17,220
121	Apple, Inc.	20,951
25	Applied Materials, Inc.	958
55	Automatic Data Processing, Inc.	8,417
309	Cisco Systems, Inc.	15,997
82	Global Payments, Inc.	10,691
574	Intel Corp.	30,399
37	International Business Machines Corp.	5,111
92	Intuit, Inc.	22,736
65	Micron Technology, Inc.(b)	2,657
257	Microsoft Corp.	28,792
26	NVIDIA Corp.	4,011
50	Oracle Corp.	2,606
372	QUALCOMM, Inc.	19,861
12	salesforce.com, Inc.(b)	1,964
269	Texas Instruments, Inc.	28,455
9	Xilinx, Inc.	1,128

		254,366

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials—1.1%
449	Newmont Mining Corp.	$15,320

	Real Estate—3.4%
78	American Tower Corp. REIT	13,740
95	Crown Castle International Corp. REIT	11,281
183	Prologis, Inc. REIT	12,821
34	Public Storage REIT	7,190
11	Simon Property Group, Inc. REIT	1,993

		47,025

	Utilities—8.3%
261	Ameren Corp.	18,594
35	American Electric Power Co., Inc.	2,840
23	Consolidated Edison, Inc.	1,896
192	Dominion Energy, Inc.	14,225
13	DTE Energy Co.	1,606
33	Edison International	1,977
111	Eversource Energy	7,749
54	NextEra Energy, Inc.	10,137
500	Public Service Enterprise Group, Inc.	29,405
16	Sempra Energy	1,927
475	Southern Co. (The)	23,603
28	WEC Energy Group, Inc.	2,136

		116,095

	Total Common Stocks & Other Equity Interests (Cost $1,281,640)	1,389,529

	Money Market Fund—0.1%
1,104	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $1,104)	1,104

	Total Investments in Securities (Cost $1,282,744)—99.8%	1,390,633

	Other assets less liabilities—0.2%	2,453

	Net Assets—100.0%	$1,393,086

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Momentum ETF (SPMO)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Information Technology	36.2
Consumer Discretionary	14.9
Health Care	13.4
Industrials	10.8
Financials	7.7
Communication Services	7.0
Energy	5.9
Consumer Staples	2.6
Materials	1.2
Real Estate	0.2
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Communication Services—7.0%
2,121	Alphabet, Inc., Class C(b)	$2,375,351
4,823	Netflix, Inc.(b)	1,727,116
6,304	Twitter, Inc.(b)	194,037

		4,296,504

	Consumer Discretionary—14.9%
2,886	Amazon.com, Inc.(b)	4,732,549
1,559	Capri Holdings, Ltd.(b)	71,090
2,087	Hilton Worldwide Holdings, Inc.	173,430
10,391	Home Depot, Inc. (The)	1,923,790
1,975	Kohl’s Corp.	133,372
2,778	Macy’s, Inc.	68,867
666	O’Reilly Automotive, Inc.(b)	247,725
535	PVH Corp.	61,439
669	Ralph Lauren Corp.	83,739
3,927	Ross Stores, Inc.	372,397
4,195	Target Corp.	304,725
12,764	TJX Cos., Inc. (The)	654,666
3,714	VF Corp.	324,455

		9,152,244

	Consumer Staples—2.6%
1,404	Brown-Forman Corp., Class B	69,484
4,346	Costco Wholesale Corp.	950,644
1,815	Estee Lauder Cos., Inc. (The), Class A	284,846
3,881	Sysco Corp.	262,162

		1,567,136

	Energy—5.9%
5,207	Anadarko Petroleum Corp.	226,504
13,986	ConocoPhillips	948,950
2,844	HollyFrontier Corp.	145,613
8,039	Marathon Oil Corp.	133,447

Number of Shares		Value
	Common Stocks (continued)
	Energy (continued)
4,055	Marathon Petroleum Corp.	$251,451
3,143	National Oilwell Varco, Inc.	88,444
7,967	Occidental Petroleum Corp.	527,017
3,258	ONEOK, Inc.	209,359
5,463	Phillips 66	526,415
6,920	Valero Energy Corp.	564,395

		3,621,595

	Financials—7.7%
3,127	CME Group, Inc.	568,833
2,406	E*TRADE Financial Corp.	117,870
23,628	JPMorgan Chase & Co.	2,465,818
1,368	Moody’s Corp.	236,828
1,062	MSCI, Inc.	196,173
4,599	Progressive Corp. (The)	335,267
1,985	S&P Global, Inc.	397,734
517	SVB Financial Group(b)	127,782
2,615	T. Rowe Price Group, Inc.	262,624

		4,708,929

	Health Care—13.4%
15,967	Abbott Laboratories	1,239,359
727	ABIOMED, Inc.(b)	243,182
988	Align Technology, Inc.(b)	255,862
2,185	Anthem, Inc.	657,095
4,616	Centene Corp.(b)	281,068
3,007	HCA Healthcare, Inc.	418,093
1,222	Humana, Inc.	348,319
743	IDEXX Laboratories, Inc.(b)	156,795
1,783	Illumina, Inc.(b)	557,669
1,253	Intuitive Surgical, Inc.(b)	686,155
1,530	Nektar Therapeutics(b)	62,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500 Momentum ETF (SPMO) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
3,255	Thermo Fisher Scientific, Inc.	$844,900
7,901	UnitedHealth Group, Inc.	1,913,780
475	WellCare Health Plans, Inc.(b)	120,451
4,664	Zoetis, Inc.	439,489

		8,224,243

	Industrials—10.8%
1,762	AMETEK, Inc.	140,220
5,087	Boeing Co. (The)	2,238,077
1,305	C.H. Robinson Worldwide, Inc.	117,946
1,090	Cintas Corp.	225,194
3,287	Copart, Inc.(b)	192,848
6,787	CSX Corp.	493,211
2,144	Fortive Corp.	174,886
1,239	Harris Corp.	204,348
2,972	Norfolk Southern Corp.	532,880
1,665	Robert Half International, Inc.	113,536
805	Roper Technologies, Inc.	260,538
2,391	Textron, Inc.	129,831
503	TransDigm Group, Inc.(b)	218,347
7,425	Union Pacific Corp.	1,245,173
649	W.W. Grainger, Inc.	197,796
1,471	Xylem, Inc.	111,134

		6,595,965

	Information Technology—36.2%
4,387	Accenture PLC, Class A	707,974
5,466	Adobe, Inc.(b)	1,434,825
1,788	Akamai Technologies, Inc.(b)	124,552
2,088	Amphenol Corp., Class A	196,209
1,571	Broadridge Financial Solutions, Inc.	159,064
39,031	Cisco Systems, Inc.	2,020,635
1,376	Citrix Systems, Inc.	145,168
550	F5 Networks, Inc.(b)	92,477
775	FleetCor Technologies, Inc.(b)	180,792
1,664	FLIR Systems, Inc.	85,613
3,012	Intuit, Inc.	744,356
11,615	Mastercard, Inc., Class A	2,610,704
10,694	Micron Technology, Inc.(b)	437,171
51,704	Microsoft Corp.	5,792,399
1,559	Motorola Solutions, Inc.	223,124
3,324	NetApp, Inc.	216,725
4,286	NVIDIA Corp.	661,158
8,678	PayPal Holdings, Inc.(b)	851,051
1,367	Red Hat, Inc.(b)	249,614
8,226	salesforce.com, Inc.(b)	1,346,185
2,583	Seagate Technology PLC	120,264
7,866	Texas Instruments, Inc.	832,066
1,791	Total System Services, Inc.	169,070
1,125	VeriSign, Inc.(b)	200,295
17,281	Visa, Inc., Class A	2,559,662

		22,161,153

	Materials—1.2%
1,960	CF Industries Holdings, Inc.	82,712
2,182	Linde PLC (United Kingdom)	378,010
649	Sherwin-Williams Co. (The)	281,147

		741,869

Number of Shares		Value
	Common Stocks (continued)
	Real Estate—0.2%
2,618	CBRE Group, Inc., Class A(b)	$130,272

	Total Common Stocks (Cost $59,323,859)	61,199,910

	Money Market Fund—0.0%
1,002	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $1,002)	1,002

	Total Investments in Securities (Cost $59,324,861)—99.9%	61,200,912

	Other assets less liabilities—0.1%	76,527

	Net Assets—100.0%	$61,277,439

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P MidCap Low Volatility ETF (XMLV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	30.8
Real Estate	25.9
Utilities	17.7
Consumer Discretionary	7.1
Materials	6.3
Industrials	4.6
Consumer Staples	3.7
Information Technology	2.6
Health Care	1.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—7.1%
158,360	Cracker Barrel Old Country Store, Inc.(b)	$25,652,737
396,963	Dunkin’ Brands Group, Inc.	28,363,006
48,337	Graham Holdings Co., Class B	33,048,490
167,361	Pool Corp.	26,700,774
635,252	Service Corp. International	26,261,318
1,422,919	Wendy’s Co. (The)	24,659,186

		164,685,511

	Consumer Staples—3.7%
194,175	Casey’s General Stores, Inc.	26,163,139
169,807	Lancaster Colony Corp.	26,620,643
859,387	Tootsie Roll Industries, Inc.(b)	31,960,603

		84,744,385

	Financials—30.8%
45,315	Alleghany Corp.	29,135,732
308,212	American Financial Group, Inc.	30,716,408
380,029	Bank of Hawaii Corp.	31,249,785
1,254,289	Brown & Brown, Inc.	37,152,040
689,794	Cathay General Bancorp	26,791,599
496,865	Commerce Bancshares, Inc.	31,267,714
263,235	Cullen/Frost Bankers, Inc.	27,292,205
636,540	Eaton Vance Corp.	26,639,199
2,178,586	F.N.B. Corp.	26,665,893
126,574	FactSet Research Systems, Inc.	29,766,408
490,690	First American Financial Corp.	24,922,145
1,657,344	First Horizon National Corp.	25,904,287
1,512,503	Fulton Financial Corp.	25,984,801
237,751	Hanover Insurance Group, Inc. (The)	28,223,421
704,302	International Bancshares Corp.	28,749,608
114,986	MarketAxess Holdings, Inc.	28,042,786
1,267,071	Old Republic International Corp.	26,431,101
345,570	Prosperity Bancshares, Inc.	25,727,686
183,153	Reinsurance Group of America, Inc.	26,463,777

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
186,857	RenaissanceRe Holdings Ltd. (Bermuda)	$27,477,322
823,316	Trustmark Corp.	29,211,252
391,488	UMB Financial Corp.	26,938,289
693,872	United Bankshares, Inc.	26,637,746
439,258	W.R. Berkley Corp.	36,748,324
965,812	Washington Federal, Inc.	29,631,112

		713,770,640

	Health Care—1.3%
243,227	STERIS PLC	29,420,738

	Industrials—4.6%
565,881	Graco, Inc.	26,573,772
178,667	IDEX Corp.	25,745,915
304,060	MSC Industrial Direct Co., Inc., Class A	25,665,704
434,319	Toro Co. (The)	29,785,597

		107,770,988

	Information Technology—2.6%
517,465	CDK Global, Inc.	30,018,145
420,035	MAXIMUS, Inc.	29,688,074

		59,706,219

	Materials—6.3%
281,898	AptarGroup, Inc.	28,677,484
596,396	Bemis Co., Inc.	31,549,348
62,114	NewMarket Corp.	27,268,046
974,232	Silgan Holdings, Inc.	27,580,508
531,829	Sonoco Products Co.	30,787,581

		145,862,967

	Real Estate—25.9%
641,835	American Campus Communities, Inc. REIT	28,921,085
311,631	Camden Property Trust REIT	30,567,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P MidCap Low Volatility ETF (XMLV) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
1,098,016	Corporate Office Properties Trust REIT	$28,537,436
3,174,044	Cousins Properties, Inc. REIT	30,216,899
842,930	Douglas Emmett, Inc. REIT	32,537,098
387,947	EPR Properties REIT	28,506,345
883,717	First Industrial Realty Trust, Inc. REIT	29,622,194
839,931	Healthcare Realty Trust, Inc. REIT	26,583,816
671,527	Highwoods Properties, Inc. REIT	31,098,415
1,076,055	Hospitality Properties Trust REIT	29,128,809
733,116	JBG SMITH Properties REIT	29,537,244
413,353	Kilroy Realty Corp. REIT	30,468,250
334,856	Lamar Advertising Co., Class A REIT	25,974,780
636,501	Liberty Property Trust REIT	30,125,592
308,439	Life Storage, Inc. REIT	30,103,646
1,425,451	Medical Properties Trust, Inc. REIT	25,985,972
557,210	National Retail Properties, Inc. REIT	29,030,641
667,299	Omega Healthcare Investors, Inc. REIT	23,956,034
1,057,774	Rayonier, Inc. REIT	31,172,600
1,215,729	Urban Edge Properties REIT	23,609,457
889,402	Weingarten Realty Investors REIT	25,623,672

		601,307,870

	Utilities—17.7%
385,605	ALLETE, Inc.	31,253,285
804,064	Aqua America, Inc.	28,898,060
445,377	Black Hills Corp.	31,612,859
1,011,537	Hawaiian Electric Industries, Inc.	38,721,636
317,373	IDACORP, Inc.	31,232,677
1,211,723	MDU Resources Group, Inc.	32,013,722
486,593	National Fuel Gas Co.	29,288,033
579,351	New Jersey Resources Corp.	28,040,588
492,609	NorthWestern Corp.	33,763,421
775,094	OGE Energy Corp.	32,956,997
345,423	ONE Gas, Inc.	29,861,818
621,789	PNM Resources, Inc.	27,159,744
641,235	UGI Corp.	35,203,802

		410,006,642

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $2,176,232,812)—100.0%	2,317,275,960

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.5%
35,825,811	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $35,825,811)	35,825,811

	Total Investments in Securities (Cost $2,212,058,623)—101.5%	2,353,101,771
	Other assets less liabilities—(1.5)%	(35,423,357)

	Net Assets—100.0%	$2,317,678,414

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	24.7
Real Estate	21.6
Communication Services	12.2
Materials	9.8
Industrials	8.6
Information Technology	8.1
Utilities	5.6
Consumer Staples	5.6
Health Care	2.0
Consumer Discretionary	1.6
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Communication Services—12.2%
7,214	Cogent Communications Holdings, Inc.	$351,394
62,041	Consolidated Communications Holdings, Inc.	616,067
49,828	Gannett Co., Inc.	584,981
2,596	Marcus Corp. (The)	110,044
48,394	New Media Investment Group, Inc.	644,608
2,607	Scholastic Corp.	110,302
19,647	Spok Holdings, Inc.	271,325

		2,688,721

	Consumer Discretionary—1.6%
17,188	Ethan Allen Interiors, Inc.	345,135

	Consumer Staples—5.6%
4,703	Andersons, Inc. (The)	173,823
17,748	B&G Foods, Inc.(b)	436,956
1,225	Calavo Growers, Inc.	104,284
1,633	Inter Parfums, Inc.	120,466
6,577	Universal Corp.	390,279

		1,225,808

	Financials—24.7%
36,331	Apollo Commercial Real Estate Finance, Inc. REIT	659,771
30,523	ARMOUR Residential REIT, Inc. REIT	611,986
69,801	Capstead Mortgage Corp. REIT	579,348
33,617	Granite Point Mortgage Trust, Inc. REIT	639,395
40,340	Invesco Mortgage Capital, Inc. REIT(c)	642,213
103,946	New York Mortgage Trust, Inc. REIT	623,676
27,679	Oritani Financial Corp.	496,838
32,645	PennyMac Mortgage Investment Trust REIT	665,305
33,505	Redwood Trust, Inc. REIT	512,627

		5,431,159

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care—2.0%
4,306	Computer Programs & Systems, Inc.	$141,840
12,478	Meridian Bioscience, Inc.	212,999
3,032	Phibro Animal Health Corp., Class A	88,838

		443,677

	Industrials—8.6%
1,691	Allegiant Travel Co.	223,381
27,251	Briggs & Stratton Corp.	357,261
14,381	Griffon Corp.	256,557
5,639	Matson, Inc.	203,624
6,468	Mobile Mini, Inc.	232,913
10,903	Powell Industries, Inc.	349,877
15,613	Resources Connection, Inc.	271,198

		1,894,811

	Information Technology—8.1%
18,173	ADTRAN, Inc.	272,959
8,721	Benchmark Electronics, Inc.	238,955
5,456	CSG Systems International, Inc.	226,697
37,439	Daktronics, Inc.	304,005
13,435	Monotype Imaging Holdings, Inc.	263,326
4,604	MTS Systems Corp.	245,393
13,313	NIC, Inc.	227,519

		1,778,854

	Materials—9.8%
2,390	A. Schulman, Inc.(d)(e)	1,250
3,932	Hawkins, Inc.	162,077
8,029	Haynes International, Inc.	282,460
20,333	Innophos Holdings, Inc.	675,056
1,905	Kaiser Aluminum Corp.	208,559
2,959	Neenah, Inc.	199,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
16,237	Schweitzer-Mauduit International, Inc.	$626,099

		2,155,470

	Real Estate—21.6%
28,352	Chatham Lodging Trust REIT	566,473
32,182	Global Net Lease, Inc. REIT	574,127
56,753	Independence Realty Trust, Inc. REIT	587,961
41,427	Kite Realty Group Trust REIT	652,061
69,484	Lexington Realty Trust REIT	645,506
89,158	Pennsylvania Real Estate Investment Trust REIT(b)	548,322
51,565	Summit Hotel Properties, Inc. REIT	587,325
46,142	Whitestone REIT	600,308

		4,762,083

	Utilities—5.6%
1,746	American States Water Co.	124,193
6,320	Avista Corp.	255,391
2,406	California Water Service Group	125,160
3,971	El Paso Electric Co.	213,640
3,696	Northwest Natural Holding Co.	237,357
9,712	South Jersey Industries, Inc.	281,163

		1,236,904

	Total Common Stocks & Other Equity Interests (Cost $21,502,294)	21,962,622

	Money Market Fund—0.0%
174	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(f) (Cost $174)	174

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $21,502,468)—99.8%	21,962,796

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.6%
568,459	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(f)(g) (Cost $568,459)	568,459

	Total Investments in Securities (Cost $22,070,927)—102.4%	22,531,255

	Other assets less liabilities—(2.4)%	(528,645)

	Net Assets—100.0%	$22,002,610

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. See Note 4.

(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P SmallCap Low Volatility ETF (XSLV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	47.6
Real Estate	22.2
Industrials	7.9
Information Technology	7.1
Utilities	5.1
Consumer Staples	3.0
Communication Services	2.9
Materials	2.5
Health Care	0.8
Consumer Discretionary	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—2.9%
241,099	Cogent Communications Holdings, Inc.	$11,743,932
291,274	Marcus Corp. (The)	12,347,105
868,211	New Media Investment Group, Inc.	11,564,570
281,225	Scholastic Corp.	11,898,630

		47,554,237

	Consumer Discretionary—0.8%
279,106	Monarch Casino & Resort, Inc.(b)	12,238,798

	Consumer Staples—3.0%
263,877	Cal-Maine Foods, Inc.	11,636,976
549,152	Darling Ingredients, Inc.(b)	12,070,361
80,772	J&J Snack Foods Corp.	12,542,276
69,742	WD-40 Co.(c)	12,481,726

		48,731,339

	Financials—47.6%
217,758	AMERISAFE, Inc.	13,742,707
1,217,696	Apollo Commercial Real Estate Finance, Inc. REIT	22,113,359
938,665	ARMOUR Residential REIT, Inc. REIT	18,820,233
219,321	Banner Corp.	13,626,414
445,765	Berkshire Hills Bancorp, Inc.	13,961,360
999,298	Boston Private Financial Holdings, Inc.	11,881,653
842,572	Brookline Bancorp, Inc.	13,464,301
1,919,799	Capstead Mortgage Corp. REIT	15,934,332
441,350	Central Pacific Financial Corp.	12,878,593
185,041	City Holding Co.	14,829,186
340,780	Columbia Banking System, Inc.	12,908,746
223,137	Community Bank System, Inc.	14,457,046
630,966	CVB Financial Corp.	14,379,715
608,919	Dime Community Bancshares, Inc.	12,166,202
216,655	Eagle Bancorp, Inc.(b)	12,823,809

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
260,220	Employers Holdings, Inc.	$10,840,765
1,081,307	First BanCorp	12,445,844
425,208	First Financial Bancorp	11,791,018
209,059	First Financial Bankshares, Inc.(c)	13,557,476
575,478	First Midwest Bancorp, Inc.	13,322,316
143,107	FirstCash, Inc.	12,544,760
401,694	Flagstar Bancorp, Inc.	13,119,326
299,515	Glacier Bancorp, Inc.	13,124,747
1,038,491	Granite Point Mortgage Trust, Inc. REIT	19,752,099
347,956	Great Western Bancorp, Inc.	13,065,748
384,388	Heritage Financial Corp.	12,654,053
838,189	Hope Bancorp, Inc.	12,220,796
339,763	Horace Mann Educators Corp.	13,315,312
151,469	Independent Bank Corp.	12,894,556
1,133,495	Invesco Mortgage Capital, Inc. REIT(d)	18,045,240
446,949	National Bank Holdings Corp., Class A	16,148,267
367,257	NBT Bancorp, Inc.	14,187,138
2,745,535	New York Mortgage Trust, Inc. REIT	16,473,210
966,335	Northfield Bancorp, Inc.	14,408,055
923,554	Northwest Bancshares, Inc.	17,178,104
732,071	Old National Bancorp	13,016,222
1,060,623	Oritani Financial Corp.	19,038,183
765,196	PennyMac Mortgage Investment Trust REIT	15,594,695
268,245	ProAssurance Corp.	10,890,747
536,894	Provident Financial Services, Inc.	14,737,740
1,226,464	Redwood Trust, Inc. REIT	18,764,899
226,818	RLI Corp.	15,995,205
337,995	S&T Bancorp, Inc.	13,986,233
182,175	Safety Insurance Group, Inc.	16,275,515
207,179	Selective Insurance Group, Inc.	13,665,527
354,466	ServisFirst Bancshares, Inc.	12,395,676
459,905	Simmons First National Corp., Class A	12,339,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P SmallCap Low Volatility ETF (XSLV) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
396,211	Southside Bancshares, Inc.	$13,756,446
399,410	Stewart Information Services Corp.	17,146,671
152,853	Tompkins Financial Corp.	12,290,910
1,681,301	TrustCo Bank Corp. NY	14,240,620
438,139	United Community Banks, Inc.	12,132,069
217,041	United Fire Group, Inc.	10,578,578
761,487	United Insurance Holdings Corp.	12,473,157
209,774	Westamerica Bancorporation	13,484,273

		781,879,103

	Health Care—0.8%
167,751	CONMED Corp.	12,900,052

	Industrials—7.9%
134,652	Alamo Group, Inc.	12,931,978
280,508	Brady Corp., Class A	13,270,833
183,946	ESCO Technologies, Inc.	12,727,224
240,984	Exponent, Inc.	13,646,924
180,699	Forward Air Corp.	11,682,190
299,397	Hillenbrand, Inc.	13,260,293
207,995	Kaman Corp.	12,808,332
85,880	UniFirst Corp.	12,351,262
246,731	Viad Corp.	14,285,725
162,770	Watts Water Technologies, Inc., Class A	13,109,496

		130,074,257

	Information Technology—7.1%
316,591	CSG Systems International, Inc.	13,154,356
406,075	CTS Corp.	13,043,129
135,900	ePlus, Inc.(b)	12,154,896
215,127	ExlService Holdings, Inc.(b)	13,208,798
92,433	MicroStrategy, Inc., Class A(b)	13,079,269
728,062	Monotype Imaging Holdings, Inc.	14,270,015
230,260	MTS Systems Corp.	12,272,858
463,337	Perficient, Inc.(b)	13,256,072
204,110	Plexus Corp.(b)	12,605,834

		117,045,227

	Materials—2.5%
157,516	Balchem Corp.	13,976,395
191,502	Neenah, Inc.	12,941,705
367,376	Schweitzer-Mauduit International, Inc.	14,166,018

		41,084,118

	Real Estate—22.2%
435,026	Acadia Realty Trust REIT	12,393,891
223,633	Agree Realty Corp. REIT	14,699,397
339,573	American Assets Trust, Inc. REIT	14,751,051
964,072	Armada Hoffler Properties, Inc. REIT	14,750,302
539,717	CareTrust REIT, Inc. REIT	12,057,278
653,404	Chatham Lodging Trust REIT	13,055,012
472,339	Chesapeake Lodging Trust REIT	14,226,851
368,801	Community Healthcare Trust, Inc. REIT	13,162,508
1,338,259	DiamondRock Hospitality Co. REIT	14,305,989
859,904	Easterly Government Properties, Inc. REIT	15,461,074
144,149	EastGroup Properties, Inc. REIT	15,230,783
569,817	Four Corners Property Trust, Inc. REIT	15,607,288
414,093	Getty Realty Corp. REIT	13,644,364
697,681	Hersha Hospitality Trust REIT	13,151,287
1,402,018	Independence Realty Trust, Inc. REIT	14,524,906

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
1,649,191	iStar, Inc. REIT	$14,430,421
686,520	Kite Realty Group Trust REIT	10,805,825
1,468,018	Lexington Realty Trust REIT	13,637,887
285,467	LTC Properties, Inc. REIT	12,680,444
334,381	Marcus & Millichap, Inc.(b)	12,913,794
428,028	National Storage Affiliates Trust REIT	12,121,753
105,502	PS Business Parks, Inc. REIT	15,526,729
786,126	Retail Opportunity Investments Corp. REIT	13,497,783
907,166	RPT Realty REIT	11,502,865
1,209,725	Summit Hotel Properties, Inc. REIT	13,778,768
596,155	Urstadt Biddle Properties, Inc., Class A REIT	12,471,563
798,414	Whitestone REIT	10,387,366

		364,777,179

	Utilities—5.1%
199,190	American States Water Co.	14,168,385
417,209	Avista Corp.	16,859,416
235,718	California Water Service Group	12,262,050
271,285	El Paso Electric Co.	14,595,133
231,692	Northwest Natural Holding Co.	14,879,260
393,771	South Jersey Industries, Inc.	11,399,670

		84,163,914

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,554,393,955)—99.9%	1,640,448,224

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.1%
1,031,082	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $1,031,082)	1,031,082

	Total Investments in Securities (Cost $1,555,425,037)—100.0%	1,641,479,306

	Other assets less liabilities—(0.0)%	(93,124)

	Net Assets—100.0%	$1,641,386,182

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. See Note 4.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P SmallCap Quality ETF (XSHQ)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	23.6
Industrials	21.8
Consumer Discretionary	19.5
Information Technology	10.2
Consumer Staples	7.7
Health Care	7.0
Materials	5.8
Energy	2.3
Real Estate	1.9
Communication Services	0.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—0.2%
751	TechTarget, Inc.(b)	$12,452

	Consumer Discretionary—19.5%
2,032	Abercrombie & Fitch Co., Class A	44,602
549	American Public Education, Inc.(b)	17,738
693	BJ’s Restaurants, Inc.	33,153
1,045	Buckle, Inc. (The)(c)	20,053
1,196	Caleres, Inc.	37,196
863	Cato Corp. (The), Class A	13,584
300	Cavco Industries, Inc.(b)	41,529
3,584	Chico’s FAS, Inc.	20,930
839	Children’s Place, Inc. (The)	80,175
2,628	Crocs, Inc.(b)	67,487
1,411	Dave & Buster’s Entertainment, Inc.	72,427
2,072	DSW, Inc., Class A	61,352
770	Ethan Allen Interiors, Inc.	15,462
574	Haverty Furniture Cos., Inc.	13,983
704	Hibbett Sports, Inc.(b)	13,052
482	Kirkland’s, Inc.(b)	5,630
1,534	La-Z-Boy, Inc.	52,785
1,174	Lumber Liquidators Holdings, Inc.(b)(c)	13,865
851	Nutrisystem, Inc.	36,831
583	Oxford Industries, Inc.	46,074
833	PetMed Express, Inc.(c)	19,201
932	Ruth’s Hospitality Group, Inc.	23,691
347	Shoe Carnival, Inc.(c)	13,235
615	Shutterstock, Inc.	28,493
639	Stamps.com, Inc.(b)	60,060
2,816	Steven Madden Ltd.	92,900
631	Sturm Ruger & Co., Inc.	35,935
2,855	Wolverine World Wide, Inc.	102,095

		1,083,518

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples—7.7%
486	Calavo Growers, Inc.	$41,373
959	Cal-Maine Foods, Inc.	42,292
490	Inter Parfums, Inc.	36,147
434	J&J Snack Foods Corp.	67,391
239	John B. Sanfilippo & Son, Inc.	16,606
629	Medifast, Inc.	80,153
455	MGP Ingredients, Inc.(c)	37,242
616	WD-40 Co.(c)	110,246

		431,450

	Energy—2.3%
724	Bonanza Creek Energy, Inc.(b)	16,630
707	Era Group, Inc.(b)	8,145
5,767	Laredo Petroleum, Inc.(b)	19,781
852	Matrix Service Co.(b)	17,798
1,415	Renewable Energy Group, Inc.(b)	37,597
635	SEACOR Holdings, Inc.(b)	28,359

		128,310

	Financials—23.6%
3,367	American Equity Investment Life Holding Co.	106,566
1,494	Ameris Bancorp	60,910
640	AMERISAFE, Inc.	40,390
933	Banner Corp.	57,967
999	Central Pacific Financial Corp.	29,151
3,168	CVB Financial Corp.	72,199
1,050	Donnelley Financial Solutions, Inc.(b)	14,921
987	Employers Holdings, Inc.	41,118
716	Fidelity Southern Corp.	23,327
2,433	First Financial Bankshares, Inc.(c)	157,780
1,375	FirstCash, Inc.	120,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P SmallCap Quality ETF (XSHQ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
2,126	Great Western Bancorp, Inc.	$79,831
1,021	Hanmi Financial Corp.	23,565
1,022	Investment Technology Group, Inc.	30,895
868	James River Group Holdings Ltd.	35,666
1,492	OFG Bancorp	30,869
1,741	ProAssurance Corp.	70,685
1,275	RLI Corp.	89,913
440	Safety Insurance Group, Inc.	39,310
641	United Fire Group, Inc.	31,242
1,389	Universal Insurance Holdings, Inc.	54,227
854	Walker & Dunlop, Inc.	47,653
837	Westamerica Bancorporation	53,802

		1,312,520

	Health Care—7.0%
1,490	AMN Healthcare Services, Inc.(b)	74,515
1,067	Cambrex Corp.(b)	44,110
335	CorVel Corp.(b)	22,545
569	Cutera, Inc.(b)	9,741
796	HealthStream, Inc.	22,129
1,224	Luminex Corp.	31,188
1,393	Meridian Bioscience, Inc.	23,778
546	Orthofix Medical, Inc.(b)	33,361
323	Providence Service Corp. (The)(b)	23,036
1,172	REGENXBIO, Inc.(b)	60,628
2,036	Tivity Health, Inc.(b)	43,570

		388,601

	Industrials—21.8%
1,265	AAON, Inc.	50,423
2,078	Aerojet Rocketdyne Holdings, Inc.(b)	77,406
761	Aerovironment, Inc.(b)	60,629
1,820	Axon Enterprise, Inc.(b)	97,971
1,613	Brady Corp., Class A	76,311
617	Encore Wire Corp.	36,551
1,641	Exponent, Inc.	92,930
364	Forrester Research, Inc.	18,273
999	Forward Air Corp.	64,585
1,217	FTI Consulting, Inc.(b)	90,253
677	Heidrick & Struggles International, Inc.	29,185
2,019	Hillenbrand, Inc.	89,422
620	Insteel Industries, Inc.	14,105
328	Lindsay Corp.	30,330
1,296	Marten Transport Ltd.	24,170
146	National Presto Industries, Inc.(c)	16,372
1,436	Navigant Consulting, Inc.	29,567
1,169	Raven Industries, Inc.	46,666
1,276	Simpson Manufacturing Co., Inc.	76,471
1,849	Tetra Tech, Inc.	110,977
1,199	TrueBlue, Inc.(b)	27,601
1,560	WageWorks, Inc.(b)	51,324

		1,211,522

	Information Technology—10.2%
1,403	Advanced Energy Industries, Inc.(b)	70,669
1,119	Cabot Microelectronics Corp.	126,559
422	ePlus, Inc.(b)	37,744

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
1,138	Fabrinet (Thailand)(b)	$66,573
2,723	Knowles Corp.(b)	44,330
802	Nanometrics, Inc.(b)	22,825
2,525	NIC, Inc.	43,152
899	OneSpan, Inc.(b)	19,149
776	Park Electrochemical Corp.	13,495
1,334	Progress Software Corp.	49,064
970	Rudolph Technologies, Inc.(b)	21,903
1,300	SolarEdge Technologies, Inc.(b)	54,938

		570,401

	Materials—5.8%
978	AdvanSix, Inc.(b)	32,029
1,018	Balchem Corp.	90,327
638	Materion Corp.	36,864
413	Quaker Chemical Corp.	86,313
590	Stepan Co.	55,519
2,047	SunCoke Energy, Inc.(b)	20,306

		321,358

	Real Estate—1.9%
712	PS Business Parks, Inc. REIT	104,785

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $6,025,794)—100.0%	5,564,917

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.4%
356,825	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $356,825)	356,825

	Total Investments in Securities (Cost $6,382,619)—106.4%	5,921,742

	Other assets less liabilities—(6.4)%	(358,570)

	Net Assets—100.0%	$5,563,172

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

(This Page Intentionally Left Blank)

49

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)
Assets:
Unaffiliated investments in securities, at value(a)	$51,957,266	$465,532,527	$180,191,879	$23,801,892	$143,903,538	$322,937,837
Affiliated investments in securities, at value	500,628	4,689,747	3,152,158	244,146	—	1,322,440
Cash	—	2,605	38	—	—	875
Receivables:
Dividends	84,447	756,142	305,405	71,929	216,194	191,577
Securities lending	167	3,168	604	10	—	122
Investments sold	—	—	3,165,446	—	—	—
Foreign tax reclaims	—	256	—	—	—	—
Shares sold	—	—	—	—	—	49,744,352

Total Assets	52,542,508	470,984,445	186,815,530	24,117,977	144,119,732	374,197,203

Liabilities:
Due to custodian	—	—	—	3,535	145,945	—
Payables:
Collateral upon return of securities loaned	499,451	4,353,580	2,778,298	151,769	—	1,297,083
Shares repurchased	—	—	3,172,210	—	—	—
Investments purchased	—	—	—	—	—	49,712,730
Accrued unitary management fees	11,410	68,669	49,018	2,375	27,635	23,664

Total Liabilities	510,861	4,422,249	5,999,526	157,679	173,580	51,033,477

Net Assets	$52,031,647	$466,562,196	$180,816,004	$23,960,298	$143,946,152	$323,163,726

Net Assets Consist of:
Shares of beneficial interest	$60,469,402	$469,551,299	$189,447,514	$24,645,953	$141,458,549	$397,725,871
Distributable earnings	$(8,437,755)	$(2,989,103)	$(8,631,510)	$(685,655)	$2,487,603	$(74,562,145)

Net Assets	$52,031,647	$466,562,196	$180,816,004	$23,960,298	$143,946,152	$323,163,726

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,900,001	14,600,001	5,700,001	700,001	4,000,001	7,800,000
Net asset value	$27.39	$31.96	$31.72	$34.23	$35.99	$41.43

Market price	$27.39	$31.96	$31.73	$34.23	$36.01	$41.42

Unaffiliated investments in securities, at cost	$52,110,387	$468,281,163	$166,459,903	$23,741,604	$135,248,158	$331,690,000

Affiliated investments in securities, at cost	$500,628	$4,782,316	$3,089,097	$258,872	$—	$1,322,440

(a) Includes securities on loan with an aggregate value of:	$481,539	$4,221,317	$2,689,007	$151,929	$—	$1,238,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500 Momentum ETF (SPMO)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$2,870,288,447	$9,717,861,924	$1,389,529	$61,199,910	$2,317,275,960	$21,320,409	$1,622,402,984	$5,564,917
84,642,551	13,344,798	1,104	1,002	35,825,811	1,210,846	19,076,322	356,825
—	—	—	—	—	426	—	—

13,885,340	25,432,420	2,472	82,459	3,480,479	43,625	1,634,610	2,591
—	108	—	—	7,866	835	451	71
—	5,131,687	—	—	—	—	—	—
—	—	—	—	—	—	—	—
4,199,645	10,291,987	—	—	12,343,768	—	2,400,468	—

2,973,015,983	9,772,062,924	1,393,105	61,283,371	2,368,933,884	22,576,141	1,645,514,835	5,924,404

9,522,233	14,084,905	—	—	2,659,833	—	394,382	3,175

1,841,966	13,344,798	—	—	35,825,811	568,459	1,031,082	356,825
—	5,135,658	—	—	—	—	—	—
4,197,624	10,282,032	—	—	12,343,605	—	2,400,002	—
671,716	1,800,057	19	5,932	426,221	5,072	303,187	1,232

16,233,539	44,647,450	19	5,932	51,255,470	573,531	4,128,653	361,232

$2,956,782,444	$9,727,415,474	$1,393,086	$61,277,439	$2,317,678,414	$22,002,610	$1,641,386,182	$5,563,172

$3,107,735,138	$9,326,336,467	$1,299,936	$58,860,438	$2,181,468,083	$22,477,201	$1,579,056,299	$10,057,889
$(150,952,694)	$401,079,007	$93,150	$2,417,001	$136,210,331	$(474,591)	$62,329,883	$(4,494,717)

$2,956,782,444	$9,727,415,474	$1,393,086	$61,277,439	$2,317,678,414	$22,002,610	$1,641,386,182	$5,563,172

70,450,000	188,650,000	50,001	1,600,001	46,900,000	900,001	34,200,000	200,001
$41.97	$51.56	$27.86	$38.30	$49.42	$24.45	$47.99	$27.82

$42.01	$51.59	$27.87	$38.29	$49.49	$24.54	$48.04	$27.83

$2,902,213,569	$9,010,504,711	$1,281,640	$59,323,859	$2,176,232,812	$20,874,068	$1,536,131,059	$6,025,794

$107,876,989	$13,344,798	$1,104	$1,002	$35,825,811	$1,196,859	$19,293,978	$356,825

$1,803,788	$13,204,809	$—	$—	$35,062,923	$519,905	$1,008,940	$348,307

51

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)
Investment Income:
Unaffiliated dividend income	$1,069,165	$4,168,674	$1,919,439	$308,985	$1,429,314	$949,818
Affiliated dividend income	2,828	8,374	6,582	2,400	565	17,022
Securities lending income	19,493	103,054	74,245	12	18	300
Foreign withholding tax	(751)	(3,848)	(1,189)	—	—	—

Total Income	1,090,735	4,276,254	1,999,077	311,397	1,429,897	967,140

Expenses:
Unitary management fees	151,311	440,159	285,857	15,586	173,296	156,608

Less: Waivers	(51)	(209)	(73)	(17)	(48)	(81)

Net Expenses	151,260	439,950	285,784	15,569	173,248	156,527

Net Investment Income	939,475	3,836,304	1,713,293	295,828	1,256,649	810,613

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(3,290,012)	(6,189,131)	(9,310,769)	(598,972)	(2,010,080)	(7,523,297)
In-kind redemptions	(2,770,157)	20,761,104	2,350,356	503,155	5,917,780	(2,410,144)

Net realized gain (loss)	(6,060,169)	14,571,973	(6,960,413)	(95,817)	3,907,700	(9,933,441)

Net change in unrealized appreciation (depreciation) on investment securities	(10,547,209)	(40,951,582)	42,166	(1,180,575)	(4,409,984)	(7,787,931)

Net realized and unrealized gain (loss)	(16,607,378)	(26,379,609)	(6,918,247)	(1,276,392)	(502,284)	(17,721,372)

Net increase (decrease) in net assets resulting from operations	$(15,667,903)	$(22,543,305)	$(5,204,954)	$(980,564)	$754,365	$(16,910,759)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500 Momentum ETF (SPMO)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$59,018,178	$108,814,434	$15,454	$306,041	$24,194,899	$304,630	$23,087,302	$189,888
1,905,871	33,779	17	317	11,887	17,741	849,347	729
22	124	1	1	38,010	861	16,049	662
—	—	—	—	—	—	(3,239)	(123)

60,924,071	108,848,337	15,472	306,359	24,244,796	323,232	23,949,459	191,156

3,975,831	10,067,344	682	31,220	2,132,204	19,906	1,737,535	34,529

(1,236)	(2,651)	(2)	(28)	(986)	(15)	(1,307)	(63)

3,974,595	10,064,693	680	31,192	2,131,218	19,891	1,736,228	34,466

56,949,476	98,783,644	14,792	275,167	22,113,578	303,341	22,213,231	156,690

(13,318,711)	(128,575,275)	32,597	(480,945)	(21,898,443)	(597,905)	(20,000,862)	(1,879,100)
68,006,090	271,929,838	—	1,095,744	56,446,016	372,902	16,331,338	(2,017,934)

54,687,379	143,354,563	32,597	614,799	34,547,573	(225,003)	(3,669,524)	(3,897,034)

(21,335,148)	197,812,756	(73,196)	(1,458,599)	18,006,984	2,242	(69,548,621)	(3,449,211)

33,352,231	341,167,319	(40,599)	(843,800)	52,554,557	(222,761)	(73,218,145)	(7,346,245)

$90,301,707	$439,950,963	$(25,807)	$(568,633)	$74,668,135	$80,580	$(51,004,914)	$(7,189,555)

53

Statements of Changes in Net Assets

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)			Invesco Russell 1000 Equal Weight ETF (EQAL)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Period Ended October 31, 2017(a)	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$939,475	$1,574,241	$212,048	$3,836,304	$5,156,476	$3,702,498
Net realized gain (loss)	(6,060,169)	1,557,997	(9,599)	14,571,973	20,889,632	10,100,303
Net change in unrealized appreciation (depreciation)	(10,547,209)	7,869,476	2,524,612	(40,951,582)	19,052,009	24,256,985

Net increase (decrease) in net assets resulting from operations	(15,667,903)	11,001,714	2,727,061	(22,543,305)	45,098,117	38,059,786

Distributions to Shareholders from:
Distributable earnings	(1,338,024)	(1,209,519)	(100,835)	(4,313,868)	(3,959,851)	(3,397,369)

Shareholder Transactions:
Proceeds from shares sold	11,278,350	89,214,658	64,674,553	194,643,229	237,551,147	242,896,219
Value of shares repurchased	(87,740,315)	(20,808,093)	—	(175,777,822)	(119,630,244)	(77,547,535)

Net increase (decrease) in net assets resulting from shares transactions	(76,461,965)	68,406,565	64,674,553	18,865,407	117,920,903	165,348,684

Increase (Decrease) in Net Assets	(93,467,892)	78,198,760	67,300,779	(7,991,766)	159,059,169	200,011,101

Net Assets:
Beginning of period	145,499,539	67,300,779	—	474,553,962	315,494,793	115,483,692

End of period	$52,031,647	$145,499,539	$67,300,779	$466,562,196	$474,553,962	$315,494,793

Changes in Shares Outstanding:
Shares sold	450,000	3,250,000	2,550,001	6,500,000	7,600,000	8,700,000
Shares repurchased	(3,600,000)	(750,000)	—	(6,150,000)	(3,900,000)	(2,700,000)
Shares outstanding, beginning of period	5,050,001	2,550,001	—	14,250,001	10,550,001	4,550,001

Shares outstanding, end of period	1,900,001	5,050,001	2,550,001	14,600,001	14,250,001	10,550,001

(a)	For the period July 11, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)			Invesco S&P 500 Enhanced Value ETF (SPVU)			Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$1,713,293	$2,108,946	$2,529,933	$295,828	$516,427	$440,555	$1,256,649	$2,081,985	$2,641,344
(6,960,413)	16,213,962	13,584,417	(95,817)	3,143,872	612,256	3,907,700	17,740,775	20,049,802
42,166	1,536,763	7,973,509	(1,180,575)	(1,475,209)	2,679,062	(4,409,984)	(1,085,115)	10,253,938

(5,204,954)	19,859,671	24,087,859	(980,564)	2,185,090	3,731,873	754,365	18,737,645	32,945,084

(1,694,565)	(1,895,751)	(2,395,027)	(321,494)	(467,801)	(348,743)	(1,332,884)	(2,103,003)	(2,593,776)

44,726,346	103,983,202	82,940,794	6,266,922	20,908,118	59,262,427	54,048,901	145,540,212	131,851,703
(21,788,622)	(110,683,953)	(89,822,766)	(8,000,139)	(46,904,649)	(12,692,825)	(55,713,183)	(147,139,160)	(195,472,407)

22,937,724	(6,700,751)	(6,881,972)	(1,733,217)	(25,996,531)	46,569,602	(1,664,282)	(1,598,948)	(63,620,704)

16,038,205	11,263,169	14,810,860	(3,035,275)	(24,279,242)	49,952,732	(2,242,801)	15,035,694	(33,269,396)

164,777,799	153,514,630	138,703,770	26,995,573	51,274,815	1,322,083	146,188,953	131,153,259	164,422,655

$180,816,004	$164,777,799	$153,514,630	$23,960,298	$26,995,573	$51,274,815	$143,946,152	$146,188,953	$131,153,259

1,500,000	3,300,000	2,950,000	200,000	600,000	1,900,000	1,550,000	4,250,000	4,550,000
(750,000)	(3,500,000)	(3,150,000)	(250,000)	(1,400,000)	(400,000)	(1,600,000)	(4,250,000)	(6,650,000)
4,950,001	5,150,001	5,350,001	750,001	1,550,001	50,001	4,050,001	4,050,001	6,150,001

5,700,001	4,950,001	5,150,001	700,001	750,001	1,550,001	4,000,001	4,050,001	4,050,001

55

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500® High Beta ETF (SPHB)			Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$810,613	$3,827,847	$5,102,582	$56,949,476	$91,454,986	$98,199,117
Net realized gain (loss)	(9,933,441)	35,618,695	81,891,959	54,687,379	137,747,164	184,569,396
Net change in unrealized appreciation (depreciation)	(7,787,931)	(3,534,672)	12,159,003	(21,335,148)	(108,303,660)	73,529,904

Net increase (decrease) in net assets resulting from operations	(16,910,759)	35,911,870	99,153,544	90,301,707	120,898,490	356,298,417

Distributions to Shareholders from:
Distributable earnings	(936,399)	(3,731,027)	(5,358,690)	(55,212,084)	(92,276,850)	(107,583,441)

Shareholder Transactions:
Proceeds from shares sold	285,418,969	537,521,730	1,052,063,298	817,405,205	1,282,580,964	2,107,138,978
Value of shares repurchased	(116,341,989)	(756,840,730)	(1,275,990,516)	(552,580,649)	(1,627,935,128)	(2,005,683,823)

Net increase (decrease) in net assets resulting from shares transactions	169,076,980	(219,319,000)	(223,927,218)	264,824,556	(345,354,164)	101,455,155

Increase (Decrease) in Net Assets	151,229,822	(187,138,157)	(130,132,364)	299,914,179	(316,732,524)	350,170,131

Net Assets:
Beginning of period	171,933,904	359,072,061	489,204,425	2,656,868,265	2,973,600,789	2,623,430,658

End of period	$323,163,726	$171,933,904	$359,072,061	$2,956,782,444	$2,656,868,265	$2,973,600,789

Changes in Shares Outstanding:
Shares sold	6,950,000	12,500,000	28,250,000	20,100,000	30,850,000	52,700,000
Shares repurchased	(2,950,000)	(17,650,000)	(34,450,000)	(13,400,000)	(39,200,000)	(50,200,000)
Shares outstanding, beginning of period	3,800,000	8,950,000	15,150,000	63,750,000	72,100,000	69,600,000

Shares outstanding, end of period	7,800,000	3,800,000	8,950,000	70,450,000	63,750,000	72,100,000

(a)	For the period July 11, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P 500® Low Volatility ETF (SPLV)			Invesco S&P 500 Minimum Variance ETF (SPMV)			Invesco S&P 500 Momentum ETF (SPMO)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Period Ended October 31, 2017(a)	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017

$98,783,644	$123,467,916	$145,254,170	$14,792	$27,326	$15,354	$275,167	$215,217	$23,533
143,354,563	664,059,444	444,090,605	32,597	172,953	(817)	614,799	1,513,084	204,423
197,812,756	(175,481,341)	468,264,797	(73,196)	50,344	130,741	(1,458,599)	3,135,412	145,527

439,950,963	612,046,019	1,057,609,572	(25,807)	250,623	145,278	(568,633)	4,863,713	373,483

(90,103,382)	(124,946,206)	(145,029,675)	(40,768)	(30,483)	(7,768)	(232,013)	(128,220)	(24,884)

4,467,947,498	4,931,352,695	4,465,475,987	—	1,381,755	2,491,823	44,037,133	62,079,720	2,991,006
(2,471,742,034)	(5,177,453,666)	(4,688,707,093)	—	(2,771,567)	—	(32,041,026)	(18,396,137)	(3,004,960)

1,996,205,464	(246,100,971)	(223,231,106)	—	(1,389,812)	2,491,823	11,996,107	43,683,583	(13,954)

2,346,053,045	240,998,842	689,348,791	(66,575)	(1,169,672)	2,629,333	11,195,461	48,419,076	334,645

7,381,362,429	7,140,363,587	6,451,014,796	1,459,661	2,629,333	—	50,081,978	1,662,902	1,328,257

$9,727,415,474	$7,381,362,429	$7,140,363,587	$1,393,086	$1,459,661	$2,629,333	$61,277,439	$50,081,978	$1,662,902

90,700,000	104,200,000	102,100,000	—	50,000	100,001	1,200,000	1,700,000	100,000
(50,350,000)	(109,250,000)	(108,150,000)	—	(100,000)	—	(850,000)	(500,000)	(100,000)
148,300,000	153,350,000	159,400,000	50,001	100,001	—	1,250,001	50,001	50,001

188,650,000	148,300,000	153,350,000	50,001	50,001	100,001	1,600,001	1,250,001	50,001

57

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P MidCap Low Volatility ETF (XMLV)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$22,113,578	$26,961,995	$15,787,266
Net realized gain (loss)	34,547,573	104,392,113	51,677,535
Net change in unrealized appreciation (depreciation)	18,006,984	6,754,525	92,875,997

Net increase (decrease) in net assets resulting from operations	74,668,135	138,108,633	160,340,798

Distributions to Shareholders from:
Distributable earnings	(18,762,419)	(24,301,375)	(14,587,225)

Shareholder Transactions:
Proceeds from shares sold	1,157,996,118	846,187,776	865,051,116
Value of shares repurchased	(339,864,390)	(711,572,371)	(497,680,763)

Net increase (decrease) in net assets resulting from shares transactions	818,131,728	134,615,405	367,370,353

Increase (decrease) in Net Assets	874,037,444	248,422,663	513,123,926

Net Assets:
Beginning of period	1,443,640,970	1,195,218,307	682,094,381

End of period	$2,317,678,414	$1,443,640,970	$1,195,218,307

Changes in Shares Outstanding:
Shares sold	24,500,000	18,400,000	20,500,000
Shares repurchased	(7,050,000)	(15,500,000)	(11,800,000)
Shares outstanding, beginning of period	29,450,000	26,550,000	17,850,000

Shares outstanding, end of period	46,900,000	29,450,000	26,550,000

(a)	For the period November 29, 2016 (commencement of investment operations) through October 31, 2017.
(b)	For the period April 3, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)			Invesco S&P SmallCap Low Volatility ETF (XSLV)			Invesco S&P SmallCap Quality ETF (XSHQ)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Period Ended October 31, 2017(a)	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Period Ended October 31, 2017(b)

$303,341	$249,538	$240,595	$22,213,231	$22,493,329	$20,526,502	$156,690	$82,869	$11,518
(225,003)	112,995	107,197	(3,669,524)	98,748,047	67,024,522	(3,897,034)	169,057	67,749
2,242	607,273	(149,187)	(69,548,621)	23,537,205	95,413,872	(3,449,211)	2,947,114	41,220

80,580	969,806	198,605	(51,004,914)	144,778,581	182,964,896	(7,189,555)	3,199,040	120,487

(361,430)	(329,517)	(276,845)	(23,721,453)	(19,115,449)	(18,420,981)	(220,220)	(16,059)	(9,661)

15,118,212	7,780,195	13,849,536	367,334,517	653,336,692	716,336,132	8,675,189	41,298,366	3,727,343
(4,920,971)	(3,871,849)	(6,233,712)	(84,577,706)	(425,116,341)	(453,228,874)	(38,626,509)	(2,862,484)	(2,532,765)

10,197,241	3,908,346	7,615,824	282,756,811	228,220,351	263,107,258	(29,951,320)	38,435,882	1,194,578

9,916,391	4,548,635	7,537,584	208,030,444	353,883,483	427,651,173	(37,361,095)	41,618,863	1,305,404

12,086,219	7,537,584	—	1,433,355,738	1,079,472,255	651,821,082	42,924,267	1,305,404	—

$22,002,610	$12,086,219	$7,537,584	$1,641,386,182	$1,433,355,738	$1,079,472,255	$5,563,172	$42,924,267	$1,305,404

650,000	300,000	550,001	7,950,000	13,900,000	16,700,000	300,000	1,400,000	150,001
(200,000)	(150,000)	(250,000)	(1,800,000)	(9,100,000)	(10,650,000)	(1,450,000)	(100,000)	(100,000)
450,001	300,001	—	28,050,000	23,250,000	17,200,000	1,350,001	50,001	—

900,001	450,001	300,001	34,200,000	28,050,000	23,250,000	200,001	1,350,001	50,001

59

Financial Highlights

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period July 11, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$28.81		$26.39		$24.98
Net investment income(b)	0.24		0.39		0.11
Net realized and unrealized gain (loss) on investments	(1.19)		2.34		1.35
Total from investment operations	(0.95)		2.73		1.46
Distributions to shareholders from:
Net investment income	(0.47)		(0.31)		(0.05)
Net asset value at end of period	$27.39		$28.81		$26.39
Market price at end of period(c)	$27.39		$28.83		$26.43
Net Asset Value Total Return(d)	(3.07)%		10.38%		5.84	%(e)
Market Price Total Return(d)	(3.14)%		10.29%		6.00	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,032		$145,500		$67,301
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29	%(f)	0.29	%(f)
Net investment income	1.80	%(f)	1.69	%(f)	1.35	%(f)
Portfolio turnover rate(g)	11%		34%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the exchange) to October 31, 2017 was 4.96%. The market price total return from Fund Inception to October 31, 2017 was 5.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Russell 1000 Equal Weight ETF (EQAL)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,		For the Period December 22, 2014(a) Through October 31, 2015
					2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$33.30		$29.90		$25.38	$24.44	$25.05
Net investment income(b)	0.27		0.41		0.42	0.41	0.32
Net realized and unrealized gain (loss) on investments	(1.33)		3.31		4.50	0.95	(0.71)
Total from investment operations	(1.06)		3.72		4.92	1.36	(0.39)
Distributions to shareholders from:
Net investment income	(0.28)		(0.32)		(0.40)	(0.42)	(0.22)
Net asset value at end of period	$31.96		$33.30		$29.90	$25.38	$24.44
Market price at end of period(c)	$31.96		$33.31		$29.91	$25.41	$24.48
Net Asset Value Total Return(d)	(3.13)%		12.50%		19.48%	5.67%	(1.58	)%(e)
Market Price Total Return(d)	(3.16)%		12.49%		19.38%	5.62%	(1.42	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$466,562		$474,554		$315,495	$115,484	$149,084
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20	%(f)	0.20%	0.20%	0.20	%(f)
Net investment income	1.74	%(f)	1.57	%(f)	1.48%	1.70%	1.49	%(f)
Portfolio turnover rate(g)	13%		19%		29%	31%	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 23, 2014, the first day of trading on the exchange) to October 31, 2015 was (2.01)%. The market price total return from Fund Inception to October 31, 2015 was (1.93)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights (continued)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Year Ended October 31, 2017	For the Period November 2, 2015(a) Through October 31, 2016

Per Share Operating Performance:
Net asset value at beginning of period	$33.29		$29.81		$25.93	$25.31
Net investment income(b)	0.32		0.42		0.45	0.42
Net realized and unrealized gain (loss) on investments	(1.57)		3.44		3.83	0.53
Total from investment operations	(1.25)		3.86		4.28	0.95
Distributions to shareholders from:
Net investment income	(0.32)		(0.38)		(0.40)	(0.33)
Net asset value at end of period	$31.72		$33.29		$29.81	$25.93
Market price at end of period(c)	$31.73		$33.29		$29.81	$25.95
Net Asset Value Total Return(d)	(3.69)%		13.04%		16.60%	3.78	%(e)
Market Price Total Return(d)	(3.66)%		13.04%		16.51%	3.86	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$180,816		$164,778		$153,515	$138,704
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35	%(f)	0.35%	0.35	%(f)
Net investment income	2.10	%(f)	1.63	%(f)	1.60%	1.66	%(f)
Portfolio turnover rate(g)	28%		91%		40%	118%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 4.19%. The market price total return from Fund Inception to October 31, 2016 was 4.15%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500 Enhanced Value ETF (SPVU)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,		For the Period October 6, 2015(a) Through October 31, 2015
					2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$35.99		$33.08		$26.44	$25.78	$25.04
Net investment income(b)	0.41		0.68		0.57	0.63	0.01
Net realized and unrealized gain (loss) on investments	(1.73)		3.12		6.44	0.38	0.73
Total from investment operations	(1.32)		3.80		7.01	1.01	0.74
Distributions to shareholders from:
Net investment income	(0.44)		(0.89)		(0.37)	(0.35)	—
Net asset value at end of period	$34.23		$35.99		$33.08	$26.44	$25.78
Market price at end of period(c)	$34.23		$36.01		$33.10	$26.45	$25.83
Net Asset Value Total Return(d)	(3.57)%		11.61%		26.58%	4.03%	2.96	%(e)
Market Price Total Return(d)	(3.62)%		11.60%		26.61%	3.86%	3.15	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,960		$26,996		$51,275	$1,322	$2,578
Ratio to average net assets of:
Expenses	0.13	%(f)	0.16	%(f)	0.25%	0.25%	0.25	%(f)
Net investment income	2.47	%(f)	2.35	%(f)	1.81%	2.53%	0.63	%(f)
Portfolio turnover rate(g)	15%		34%		36%	42%	0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.38%. The market price total return from Fund Inception to October 31, 2015 was 1.45%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights (continued)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,		For the Period April 6, 2015(a) Through October 31, 2015
					2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$36.10		$32.38		$26.74	$25.36	$25.14
Net investment income(b)	0.31		0.43		0.51	0.44	0.23
Net realized and unrealized gain (loss) on investments	(0.09)		3.73		5.62	1.39	0.18
Total from investment operations	0.22		4.16		6.13	1.83	0.41
Distributions to shareholders from:
Net investment income	(0.33)		(0.44)		(0.49)	(0.45)	(0.19)
Return of capital	—		—		—	—	(0.00	)(c)
Total distributions	(0.33)		(0.44)		(0.49)	(0.45)	(0.19)
Net asset value at end of period	$35.99		$36.10		$32.38	$26.74	$25.36
Market price at end of period(d)	$36.01		$36.11		$32.38	$26.75	$25.42
Net Asset Value Total Return(e)	0.68%		12.92%		23.11%	7.29%	1.62	%(f)
Market Price Total Return(e)	0.71%		12.96%		23.06%	7.08%	1.86	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$143,946		$146,189		$131,153	$164,423	$107,785
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25	%(g)	0.25%	0.25%	0.25	%(g)
Net investment income	1.81	%(g)	1.52	%(g)	1.75%	1.65%	1.65	%(g)
Portfolio turnover rate(h)	31%		68%		61%	52%	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (April 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.62%. The market price total return from Fund Inception to October 31, 2015 was 1.78%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® High Beta ETF (SPHB)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$45.25		$40.12		$32.29	$31.38	$34.04	$28.51	$20.42
Net investment income(a)	0.26		0.51		0.44	0.39	0.37	0.29	0.22
Net realized and unrealized gain (loss) on investments	(3.77)		5.15		8.01	0.84	(2.58)	5.54	8.08
Total from investment operations	(3.51)		5.66		8.45	1.23	(2.21)	5.83	8.30
Distributions to shareholders from:
Net investment income	(0.31)		(0.53)		(0.62)	(0.32)	(0.45)	(0.30)	(0.21)
Net asset value at end of period	$41.43		$45.25		$40.12	$32.29	$31.38	$34.04	$28.51
Market price at end of period(b)	$41.42		$45.28		$40.12	$32.32	$31.42	$34.05	$28.54
Net Asset Value Total Return(c)	(7.69)%		14.14%		26.32%	4.02%	(6.56)%	20.55%	40.88%
Market Price Total Return(c)	(7.77)%		14.22%		26.20%	3.98%	(6.47)%	20.47%	41.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$323,164		$171,934		$359,072	$489,204	$80,025	$233,167	$530,209
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.29	%(d)	1.42	%(d)	1.18%	1.28%	1.09%	0.93%	0.89%
Portfolio turnover rate(e)	32%		76%		80%	55%	90%	78%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights (continued)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$41.68		$41.24		$37.69	$33.22	$32.14	$28.36	$25.03
Net investment income(a)	0.87		1.35		1.33	1.29	1.10	1.01	0.98
Net realized and unrealized gain on investments	0.26		0.45		3.68	4.51	1.13	3.86	3.41
Total from investment operations	1.13		1.80		5.01	5.80	2.23	4.87	4.39
Distributions to shareholders from:
Net investment income	(0.84)		(1.36)		(1.46)	(1.33)	(1.15)	(1.07)	(1.06)
Net realized gains	—		—		—	—	—	(0.02)	—
Total distributions	(0.84)		(1.36)		(1.46)	(1.33)	(1.15)	(1.09)	(1.06)
Net asset value at end of period	$41.97		$41.68		$41.24	$37.69	$33.22	$32.14	$28.36
Market price at end of period(b)	$42.01		$41.68		$41.25	$37.72	$33.27	$32.15	$28.39
Net Asset Value Total Return(c)	2.82%		4.48%		13.48%	17.75%	7.07%	17.59%	17.95%
Market Price Total Return(c)	2.92%		4.45%		13.42%	17.66%	7.20%	17.50%	18.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,956,782		$2,656,868		$2,973,601	$2,623,431	$538,180	$210,523	$138,965
Ratio to average net assets of:
Expenses	0.30	%(d)	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.30	%(d)	3.95	%(d)	3.31%	3.48%	3.38%	3.39%	3.59%
Portfolio turnover rate(e)	24%		46%		56%	50%	48%	53%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Low Volatility ETF (SPLV)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,
					2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$49.77		$46.56		$40.47	$38.34	$36.60	$32.56	$28.07
Net investment income(a)	0.59		0.81		0.95	0.81	0.85	0.83	0.88
Net realized and unrealized gain on investments	1.74		3.23		6.09	2.16	1.78	4.04	4.51
Total from investment operations	2.33		4.04		7.04	2.97	2.63	4.87	5.39
Distributions to shareholders from:
Net investment income	(0.54)		(0.83)		(0.95)	(0.84)	(0.89)	(0.83)	(0.90)
Net asset value at end of period	$51.56		$49.77		$46.56	$40.47	$38.34	$36.60	$32.56
Market price at end of period(b)	$51.59		$49.78		$46.57	$40.50	$38.40	$36.62	$32.59
Net Asset Value Total Return(c)	4.75%		8.77%		17.57%	7.80%	7.28%	15.18%	19.51%
Market Price Total Return(c)	4.79%		8.76%		17.51%	7.72%	7.39%	15.14%	19.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,727,415		$7,381,362		$7,140,364	$6,451,015	$5,051,233	$4,498,516	$3,975,657
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.45	%(d)	2.06	%(d)	2.18%	2.02%	2.26%	2.44%	2.87%
Portfolio turnover rate(e)	35%		68%		49%	53%	65%	51%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights (continued)

Invesco S&P 500 Minimum Variance ETF (SPMV)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period July 11, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$29.19		$26.29		$24.92
Net investment income(b)	0.30		0.47		0.15
Net realized and unrealized gain (loss) on investments	(0.81)		3.04		1.30
Total from investment operations	(0.51)		3.51		1.45
Distributions to shareholders from:
Net investment income	(0.29)		(0.61)		(0.08)
Net realized gains	(0.53)		—		—
Total distributions	(0.82)		(0.61)		(0.08)
Net asset value at end of period	$27.86		$29.19		$26.29
Market price at end of period(c)	$27.87		$29.19		$26.30
Net Asset Value Total Return(d)	(1.45)%		13.50%		5.81	%(e)
Market Price Total Return(d)	(1.41)%		13.45%		5.85	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,393		$1,460		$2,629
Ratio to average net assets of:
Expenses	0.10	%(f)	0.13	%(f)	0.13	%(f)
Net investment income	2.17	%(f)	2.08	%(f)	1.97	%(f)
Portfolio turnover rate(g)	24%		30%		14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the exchange) to October 31, 2017 was 4.97%. The market price total return from Fund Inception to October 31, 2017 was 4.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500 Momentum ETF (SPMO)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,		For the Period October 6, 2015(a) Through October 31, 2015
					2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$40.07		$33.26		$26.56	$26.06	$24.65
Net investment income(b)	0.21		0.34		0.46	0.41	0.01
Net realized and unrealized gain (loss) on investments	(1.77)		6.67		6.72	0.44	1.40
Total from investment operations	(1.56)		7.01		7.18	0.85	1.41
Distributions to shareholders from:
Net investment income	(0.21)		(0.20)		(0.48)	(0.35)	—
Net asset value at end of period	$38.30		$40.07		$33.26	$26.56	$26.06
Market price at end of period(c)	$38.29		$40.08		$33.23	$26.58	$26.12
Net Asset Value Total Return(d)	(3.83)%		21.12%		27.35%	3.28%	5.72	%(e)
Market Price Total Return(d)	(3.88)%		21.26%		27.14%	3.12%	5.96	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,277		$50,082		$1,663	$1,328	$2,606
Ratio to average net assets of:
Expenses	0.13	%(f)	0.13	%(f)	0.25%	0.25%	0.25	%(f)
Net investment income	1.15	%(f)	1.10	%(f)	1.61%	1.60%	0.69	%(f)
Portfolio turnover rate(g)	34%		41%		140%	105%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 3.62%. The market price total return from Fund Inception to October 31, 2015 was 3.77%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights (continued)

Invesco S&P MidCap Low Volatility ETF (XMLV)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,				For the Period February 12, 2013(a) Through October 31, 2013
					2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$49.02		$45.02		$38.21	$34.38	$31.82	$28.25	$25.12
Net investment income(b)	0.61		0.96		0.69	0.69	0.66	0.62	0.38
Net realized and unrealized gain on investments	0.32		3.92		6.80	3.72	2.55	3.52	3.02
Total from investment operations	0.93		4.88		7.49	4.41	3.21	4.14	3.40
Distributions to shareholders from:
Net investment income	(0.53)		(0.88)		(0.68)	(0.58)	(0.65)	(0.57)	(0.27)
Net asset value at end of period	$49.42		$49.02		$45.02	$38.21	$34.38	$31.82	$28.25
Market price at end of period(c)	$49.49		$49.04		$45.02	$38.23	$34.42	$31.82	$28.28
Net Asset Value Total Return(d)	2.02%		11.00%		19.76%	12.96%	10.18%	14.84%	13.62	%(e)
Market Price Total Return(d)	2.13%		11.04%		19.69%	12.89%	10.30%	14.72%	13.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,317,678		$1,443,641		$1,195,218	$682,094	$106,565	$44,546	$21,189
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.26	%(f)
Net investment income	2.59	%(f)	2.52	%(f)	1.64%	1.86%	1.97%	2.09%	1.98	%(f)
Portfolio turnover rate(g)	39%		50%		57%	51%	57%	58%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 13.21%. The market price total return from Fund Inception to October 31, 2013 was 13.37%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights (continued)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period November 29, 2016(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$26.86		$25.13		$25.02
Net investment income(b)	0.55		0.78		0.81
Net realized and unrealized gain (loss) on investments	(2.34)		1.98		0.24
Total from investment operations	(1.79)		2.76		1.05
Distributions to shareholders from:
Net investment income	(0.62)		(1.03)		(0.94)
Net asset value at end of period	$24.45		$26.86		$25.13
Market price at end of period(c)	$24.54		$26.85		$25.15
Net Asset Value Total Return(d)	(6.60)%		11.39%		4.31	%(e)
Market Price Total Return(d)	(6.22)%		11.26%		4.39	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,003		$12,086		$7,538
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30	%(f)	0.30	%(f)
Net investment income	4.57	%(f)	3.74	%(f)	3.58	%(f)
Portfolio turnover rate(g)	52%		61%		86%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 6.26%. The market price total return from Fund Inception to October 31, 2017 was 6.34%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights (continued)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Years Ended October 31,						For the Period February 12, 2013(a) Through October 31, 2013
					2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$51.10		$46.43		$37.90	$34.30	$32.93		$29.92		$25.10
Net investment income(b)	0.74		0.87		0.97	0.78	0.77		0.75		0.43
Net realized and unrealized gain (loss) on investments	(3.05)		4.55		8.46	3.58	1.38		2.95		4.63
Total from investment operations	(2.31)		5.42		9.43	4.36	2.15		3.70		5.06
Distributions to shareholders from:
Net investment income	(0.80)		(0.75)		(0.90)	(0.76)	(0.78)		(0.69)		(0.24)
Net asset value at end of period	$47.99		$51.10		$46.43	$37.90	$34.30		$32.93		$29.92
Market price at end of period(c)	$48.04		$51.10		$46.47	$37.93	$34.30		$32.91		$29.96
Net Asset Value Total Return(d)	(4.35)%		11.81%		25.05%	12.90%	6.63%		12.50%		20.28	%(e)
Market Price Total Return(d)	(4.25)%		11.71%		25.06%	12.99%	6.70%		12.29%		20.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,641,386		$1,433,356		$1,079,472	$651,821	$126,926		$55,985		$31,411
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)	0.25%	0.25%	0.25	%(g)	0.25	%(g)	0.26	%(f)
Net investment income	3.20	%(f)	2.24	%(f)	2.25%	2.15%	2.33%		2.41%		2.17	%(f)
Portfolio turnover rate(h)	31%		66%		59%	48%	57%		68%		35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 19.62%. The market price total return from Fund Inception to October 31, 2013 was 19.63%.

(f)	Annualized.
(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights (continued)

Invesco S&P SmallCap Quality ETF (XSHQ)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period April 3, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$31.80		$26.11		$24.54
Net investment income(b)	0.19		0.26		0.16
Net realized and unrealized gain (loss) on investments	(3.99)		5.65		1.51
Total from investment operations	(3.80)		5.91		1.67
Distributions to shareholders from:
Net investment income	(0.18)		(0.22)		(0.10)
Net realized gains	—		—		—
Total distributions	(0.18)		(0.22)		(0.10)
Net asset value at end of period	$27.82		$31.80		$26.11
Market price at end of period(c)	$27.83		$31.81		$26.14
Net Asset Value Total Return(d)	(11.87)%		22.75%		6.81	%(e)
Market Price Total Return(d)	(11.87)%		22.65%		6.93	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,563		$42,924		$1,305
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29	%(f)	0.29	%(f)
Net investment income	1.32	%(f)	1.06	%(f)	1.11	%(f)
Portfolio turnover rate(g)	24%		23%		65%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the exchange) to October 31, 2017 was 7.33%. The market price total return from Fund Inception to October 31, 2017 was 7.54%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	“Russell 1000 Enhanced Equal Weight ETF”
Invesco Russell 1000 Equal Weight ETF (EQAL)	“Russell 1000 Equal Weight ETF”
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	“Russell 1000 Low Beta Equal Weight ETF”
Invesco S&P 500 Enhanced Value ETF (SPVU)	“S&P 500 Enhanced Value ETF”
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	“S&P 500® ex-Rate Sensitive Low Volatility ETF”
Invesco S&P 500® High Beta ETF (SPHB)	“S&P 500® High Beta ETF”
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	“S&P 500® High Dividend Low Volatility ETF”
Invesco S&P 500® Low Volatility ETF (SPLV)	“S&P 500® Low Volatility ETF”
Invesco S&P 500 Minimum Variance ETF (SPMV)	“S&P 500 Minimum Variance ETF”
Invesco S&P 500 Momentum ETF (SPMO)	“S&P 500 Momentum ETF”
Invesco S&P MidCap Low Volatility ETF (XMLV)	“S&P MidCap Low Volatility ETF”
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	“S&P SmallCap High Dividend Low Volatility ETF”
Invesco S&P SmallCap Low Volatility ETF (XSLV)	“S&P SmallCap Low Volatility ETF”
Invesco S&P SmallCap Quality ETF (XSHQ)	“S&P SmallCap Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Russell 1000 Low Beta Equal Weight ETF, which is listed and traded on The Nasdaq Stock Market and Shares of Russell 1000 Enhanced Equal Weight ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index
Russell 1000 Enhanced Equal Weight ETF	Russell 1000® Enhanced Value Equal Weight Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
Russell 1000 Low Beta Equal Weight ETF	Russell 1000® Low Beta Equal Weight Index
S&P 500 Enhanced Value ETF	S&P 500 Enhanced Value Index
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500® Low Volatility Rate Response Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index
S&P 500 Momentum ETF	S&P 500® Momentum Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index

69

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

70

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. S&P 500® High Dividend Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. Each Fund (except Russell 1000 Equal Weight ETF, Russell 1000 Low Beta Equal Weight ETF, S&P 500 Enhanced Value ETF, S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P MidCap Low Volatility ETF and S&P SmallCap Low Volatility ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. S&P 500 Momentum ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in

71

high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. For Russell 1000 Equal Weight ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Momentum Investing Risk. For S&P 500 Momentum ETF, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Real Estate Securities Risk. Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

72

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

73

J. Securities Lending

During the six-month period ended February 28, 2019, Russell 1000 Enhanced Equal Weight ETF, Russell 1000 Equal Weight ETF, Russell 1000 Low Beta Equal Weight ETF, S&P 500 Enhanced Value ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the period November 1, 2017 to August 31, 2018, distributions from distributable earnings consisted of distributions from net investment income.

For the fiscal year ended October 31, 2017, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Russell 1000 Enhanced Equal Weight ETF	0.29%
Russell 1000 Equal Weight ETF	0.20%
Russell 1000 Low Beta Equal Weight ETF	0.35%
S&P 500 Enhanced Value ETF	0.13%
S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%
S&P 500® High Beta ETF	0.25%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500 Minimum Variance ETF	0.10%
S&P 500 Momentum ETF	0.13%

74

% of Average Daily Net Assets
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended February 28, 2019, the Adviser waived fees for each Fund in the following amounts:

Six Months Ended February 28, 2019
Russell 1000 Enhanced Equal Weight ETF	$51
Russell 1000 Equal Weight ETF	209
Russell 1000 Low Beta Equal Weight ETF	73
S&P 500 Enhanced Value ETF	17
S&P 500® ex-Rate Sensitive Low Volatility ETF	48
S&P 500® High Beta ETF	81
S&P 500® High Dividend Low Volatility ETF	1,236
S&P 500® Low Volatility ETF	2,651
S&P 500 Minimum Variance ETF	2
S&P 500 Momentum ETF	28
S&P MidCap Low Volatility ETF	986
S&P SmallCap High Dividend Low Volatility ETF	15
S&P SmallCap Low Volatility ETF	1,307
S&P SmallCap Quality ETF	63

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Russell 1000 Enhanced Equal Weight ETF	Frank Russell Company
Russell 1000 Equal Weight ETF	Frank Russell Company
Russell 1000 Low Beta Equal Weight ETF	Frank Russell Company
S&P 500 Enhanced Value ETF	S&P Dow Jones Indices LLC
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC
S&P 500 Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

75

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 28, 2019.

Russell 1000 Enhanced Equal Weight ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Ltd.*	$176,316	$11,720	$(129,232)	$61,185	$(119,989)	$—	$2,260

*	At February 28, 2019, this security was no longer held.

Russell 1000 Equal Weight ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2019	Dividend Income
Invesco Ltd.	$176,581	$143,384	$(68,424)	$(40,709)	$2,424	$213,256	$6,020

Russell 1000 Low Beta Equal Weight ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2019	Dividend Income
Invesco Ltd.	$—	$316,309	$(12,498)	$63,061	$1,804	$368,676	$5,866

S&P 500 Enhanced Value ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Ltd.	$71,770	$41,440	$(14,698)	$(4,570)	$(1,565)	$92,377	$2,202

S&P 500® High Beta ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Ltd.*	$1,537,532	$151,398	$(1,459,106)	$645,696	$(875,520)	$—	$16,118

*	At February 28, 2019, this security was no longer held.

S&P 500® High Dividend Low Volatility ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Ltd.	$50,738,525	$41,238,826	$(1,118,715)	$(7,981,545)	$(76,506)	$82,800,585	$1,891,446

S&P SmallCap High Dividend Low Volatility ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$358,683	$500,436	$(226,159)	$13,248	$(3,995)	$642,213	$17,558

76

S&P SmallCap Low Volatility ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$15,555,741	$4,638,085	$(1,924,904)	$(146,122)	$(77,560)	$18,045,240	$833,688

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of February 28, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,961,372	$—	$1,250	$21,962,622
Money Market Funds	568,633	—	—	568,633

Total Investments	$22,530,005	$—	$1,250	$22,531,255

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2018, which expire as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total
Russell 1000 Enhanced Equal Weight ETF	$1,770,434	$—	$1,770,434
Russell 1000 Equal Weight ETF	2,761,715	7,200,783	9,962,498
Russell 1000 Low Beta Equal Weight ETF	10,782,825	3,556,306	14,339,131
S&P 500 Enhanced Value ETF	482,847	59,962	542,809

77

	Post-effective/no expiration
	Short-Term	Long-Term	Total
S&P 500® ex-Rate Sensitive Low Volatility ETF	$7,793,375	$1,443,917	$9,237,292
S&P 500® High Beta ETF	42,157,070	11,948,449	54,105,519
S&P 500® High Dividend Low Volatility ETF	87,155,526	31,387,110	118,542,636
S&P 500® Low Volatility ETF	338,174,444	68,580,231	406,754,675
S&P 500 Minimum Variance ETF	4,993	—	4,993
S&P 500 Momentum ETF	109,571	51	109,622
S&P MidCap Low Volatility ETF	29,993,864	3,042,214	33,036,078
S&P SmallCap High Dividend Low Volatility ETF	324,665	168,061	492,726
S&P SmallCap Low Volatility ETF	10,824,408	—	10,824,408
S&P SmallCap Quality ETF	61,304	17,138	78,442

Note 7. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Russell 1000 Enhanced Equal Weight ETF	$11,016,481	$11,629,153
Russell 1000 Equal Weight ETF	57,894,751	59,186,251
Russell 1000 Low Beta Equal Weight ETF	46,205,792	46,139,516
S&P 500 Enhanced Value ETF	3,717,649	4,042,462
S&P 500® ex-Rate Sensitive Low Volatility ETF	43,811,219	44,606,756
S&P 500® High Beta ETF	51,342,276	50,999,769
S&P 500® High Dividend Low Volatility ETF	665,973,724	665,852,525
S&P 500® Low Volatility ETF	2,863,237,383	2,856,418,369
S&P 500 Minimum Variance ETF	328,522	356,803
S&P 500 Momentum ETF	17,678,639	16,873,932
S&P MidCap Low Volatility ETF	696,735,296	688,562,820
S&P SmallCap High Dividend Low Volatility ETF	7,411,139	7,229,654
S&P SmallCap Low Volatility ETF	441,983,125	441,598,626
S&P SmallCap Quality ETF	6,103,720	7,177,732

For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Russell 1000 Enhanced Equal Weight ETF	$11,266,727	$87,489,084
Russell 1000 Equal Weight ETF	194,268,574	174,838,932
Russell 1000 Low Beta Equal Weight ETF	44,622,143	21,695,092
S&P 500 Enhanced Value ETF	625,532	7,726,212
S&P 500® ex-Rate Sensitive Low Volatility ETF	53,987,526	54,801,054
S&P 500® High Beta ETF	284,713,566	116,188,426
S&P 500® High Dividend Low Volatility ETF	816,908,269	550,572,447
S&P 500® Low Volatility ETF	4,460,873,493	2,467,043,543
S&P 500 Minimum Variance ETF	—	—
S&P 500 Momentum ETF	44,020,045	32,813,462
S&P MidCap Low Volatility ETF	1,150,689,994	337,773,304
S&P SmallCap High Dividend Low Volatility ETF	15,058,723	5,102,714
S&P SmallCap Low Volatility ETF	366,334,262	83,320,302
S&P SmallCap Quality ETF	8,672,898	37,575,350

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

78

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Russell 1000 Enhanced Equal Weight ETF	$3,378,702	$(4,062,031)	$(683,329)	$53,141,223
Russell 1000 Equal Weight ETF	31,854,521	(40,710,142)	(8,855,621)	479,077,895
Russell 1000 Low Beta Equal Weight ETF	18,953,784	(6,943,439)	12,010,345	171,333,692
S&P 500 Enhanced Value ETF	1,140,961	(1,303,320)	(162,359)	24,208,397
S&P 500® ex-Rate Sensitive Low Volatility ETF	10,988,272	(3,094,842)	7,893,430	136,010,108
S&P 500® High Beta ETF	4,817,733	(15,622,602)	(10,804,869)	335,065,146
S&P 500® High Dividend Low Volatility ETF	123,575,225	(212,410,054)	(88,834,829)	3,043,765,827
S&P 500® Low Volatility ETF	750,411,459	(94,612,602)	655,798,857	9,075,407,865
S&P 500 Minimum Variance ETF	173,300	(86,207)	87,093	1,303,540
S&P 500 Momentum ETF	3,287,432	(1,508,676)	1,778,756	59,422,156
S&P MidCap Low Volatility ETF	153,175,281	(27,573,415)	125,601,866	2,227,499,905
S&P SmallCap High Dividend Low Volatility ETF	938,983	(637,756)	301,227	22,230,028
S&P SmallCap Low Volatility ETF	118,669,096	(47,059,912)	71,609,184	1,569,870,122
S&P SmallCap Quality ETF	253,884	(778,262)	(524,378)	6,446,120

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

79

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

80

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
Actual	$1,000.00	$969.30	0.29%	$1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco Russell 1000 Equal Weight ETF (EQAL)
Actual	1,000.00	968.70	0.20	0.98
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
Actual	1,000.00	963.10	0.35	1.70
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco S&P 500 Enhanced Value ETF (SPVU)
Actual	1,000.00	964.30	0.13	0.63
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Actual	1,000.00	1,006.80	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P 500® High Beta ETF (SPHB)
Actual	1,000.00	923.10	0.25	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

81

Fees and Expenses (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Actual	$1,000.00	$1,028.20	0.30%	$1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P 500® Low Volatility ETF (SPLV)
Actual	1,000.00	1,047.50	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P 500 Minimum Variance ETF (SPMV)
Actual	1,000.00	985.50	0.10	0.49
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Invesco S&P 500 Momentum ETF (SPMO)
Actual	1,000.00	961.70	0.13	0.63
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco S&P MidCap Low Volatility ETF (XMLV)
Actual	1,000.00	1,020.20	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Actual	1,000.00	934.00	0.30	1.44
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P SmallCap Low Volatility ETF (XSLV)
Actual	1,000.00	956.50	0.25	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P SmallCap Quality ETF (XSHQ)
Actual	1,000.00	881.30	0.29	1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

82

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Form N-Qs (or any successor Form) will be available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST2-HBLV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

PBUS	Invesco PureBetaSM MSCI USA ETF

PBSM	Invesco PureBetaSM MSCI USA Small Cap ETF

PBND	Invesco PureBetaSM US Aggregate Bond ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco PureBetaSM MSCI USA ETF (PBUS)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Information Technology	21.1
Health Care	14.5
Financials	13.1
Consumer Discretionary	10.2
Communication Services	10.1
Industrials	9.7
Consumer Staples	7.0
Energy	5.3
Utilities	3.2
Real Estate	3.0
Materials	2.7
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—10.1%
82	Activision Blizzard, Inc.	$3,455
34	Alphabet, Inc., Class A(b)	38,303
36	Alphabet, Inc., Class C(b)	40,317
37	Altice USA, Inc., Class A	807
827	AT&T, Inc.	25,736
38	CBS Corp., Class B	1,908
111	CenturyLink, Inc.	1,464
18	Charter Communications, Inc., Class A(b)	6,208
516	Comcast Corp., Class A	19,954
18	Discovery, Inc., Class A(b)	520
35	Discovery, Inc., Class C(b)	954
26	DISH Network Corp., Class A(b)	845
34	Electronic Arts, Inc.(b)	3,257
273	Facebook, Inc., Class A(b)	44,076
9	IAC/InterActiveCorp.(b)	1,917
44	Interpublic Group of Cos., Inc. (The)	1,013
12	Liberty Broadband Corp., Class C(b)	1,074
21	Liberty Global PLC, Series A (United Kingdom)(b)	553
58	Liberty Global PLC, Series C (United Kingdom)(b)	1,473
23	Liberty Media Corp.-Liberty Formula One, Class C(b)	716
10	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	409
20	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	824
17	Live Nation Entertainment, Inc.(b)	962
50	Netflix, Inc.(b)	17,905
44	News Corp., Class A	573
25	Omnicom Group, Inc.	1,893

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
190	Sirius XM Holdings, Inc.	$1,127
93	Sprint Corp.(b)	591
13	Take-Two Interactive Software, Inc.(b)	1,134
39	T-Mobile US, Inc.(b)	2,816
12	TripAdvisor, Inc.(b)	638
120	Twenty-First Century Fox, Inc., Class A	6,052
50	Twenty-First Century Fox, Inc., Class B	2,508
78	Twitter, Inc.(b)	2,401
470	Verizon Communications, Inc.	26,752
40	Viacom, Inc., Class B	1,169
169	Walt Disney Co. (The)	19,070
23	Zayo Group Holdings, Inc.(b)	570
14	Zillow Group, Inc., Class C(b)(c)	585

		282,529

	Consumer Discretionary—10.2%
8	Advance Auto Parts, Inc.	1,294
47	Amazon.com, Inc.(b)	77,072
30	Aptiv PLC	2,493
28	Aramark	848
10	Autoliv, Inc. (Sweden)	818
3	AutoZone, Inc.(b)	2,817
28	Best Buy Co., Inc.	1,928
5	Booking Holdings, Inc.(b)	8,485
24	BorgWarner, Inc.	975
8	Burlington Stores, Inc.(b)	1,358
17	Capri Holdings, Ltd.(b)	775
20	CarMax, Inc.(b)	1,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
48	Carnival Corp.	$2,772
3	Chipotle Mexican Grill, Inc.(b)	1,823
41	D.R. Horton, Inc.	1,594
14	Darden Restaurants, Inc.	1,570
30	Dollar General Corp.	3,554
27	Dollar Tree, Inc.(b)	2,601
4	Domino’s Pizza, Inc.	1,004
104	eBay, Inc.	3,864
14	Expedia Group, Inc.	1,726
422	Ford Motor Co.	3,701
26	Gap, Inc. (The)	660
13	Garmin Ltd.	1,092
144	General Motors Co.	5,685
17	Genuine Parts Co.	1,849
26	Goodyear Tire & Rubber Co. (The)	514
10	GrubHub, Inc.(b)	816
23	H&R Block, Inc.	555
41	Hanesbrands, Inc.	762
19	Harley-Davidson, Inc.	705
14	Hasbro, Inc.	1,189
32	Hilton Worldwide Holdings, Inc.	2,659
128	Home Depot, Inc. (The)	23,698
19	Kohl’s Corp.	1,283
27	L Brands, Inc.	706
45	Las Vegas Sands Corp.	2,764
7	Lear Corp.	1,064
15	Leggett & Platt, Inc.	681
33	Lennar Corp., Class A	1,583
36	LKQ Corp.(b)	997
92	Lowe’s Cos., Inc.	9,668
11	Lululemon Athletica, Inc.(b)	1,655
35	Macy’s, Inc.	868
33	Marriott International, Inc., Class A	4,134
39	Mattel, Inc.(b)(c)	562
88	McDonald’s Corp.	16,178
5	MercadoLibre, Inc. (Argentina)(b)	2,294
57	MGM Resorts International	1,525
7	Mohawk Industries, Inc.(b)	953
53	Newell Brands, Inc.	860
145	NIKE, Inc., Class B	12,431
13	Nordstrom, Inc.	615
25	Norwegian Cruise Line Holdings Ltd.(b)	1,388
9	O’Reilly Automotive, Inc.(b)	3,348
7	Polaris Industries, Inc.	597
30	PulteGroup, Inc.	810
9	PVH Corp.	1,034
48	Qurate Retail, Inc.(b)	864
6	Ralph Lauren Corp.	751
42	Ross Stores, Inc.	3,983
19	Royal Caribbean Cruises Ltd.	2,251
141	Starbucks Corp.	9,907
33	Tapestry, Inc.	1,153
56	Target Corp.	4,068
15	Tesla, Inc.(b)(c)	4,798
12	Tiffany & Co.	1,140
141	TJX Cos., Inc. (The)	7,232

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
14	Tractor Supply Co.	$1,335
6	Ulta Beauty, Inc.(b)	1,875
21	Under Armour, Inc., Class A(b)	474
22	Under Armour, Inc., Class C(b)	442
5	Vail Resorts, Inc.	1,042
38	VF Corp.	3,320
7	Wayfair, Inc., Class A(b)(c)	1,160
7	Whirlpool Corp.	991
11	Wynn Resorts Ltd.	1,392
35	Yum! Brands, Inc.	3,307

		283,981

	Consumer Staples—7.0%
214	Altria Group, Inc.	11,216
64	Archer-Daniels-Midland Co.	2,720
30	Brown-Forman Corp., Class B	1,485
16	Bunge Ltd.	849
21	Campbell Soup Co.	756
28	Church & Dwight Co., Inc.	1,842
15	Clorox Co. (The)	2,371
460	Coca-Cola Co. (The)	20,856
94	Colgate-Palmolive Co.	6,192
55	Conagra Brands, Inc.	1,285
19	Constellation Brands, Inc., Class A	3,214
50	Costco Wholesale Corp.	10,937
55	Coty, Inc., Class A(c)	605
25	Estee Lauder Cos., Inc. (The), Class A	3,924
68	General Mills, Inc.	3,205
16	Hershey Co. (The)	1,771
33	Hormel Foods Corp.	1,431
8	Ingredion, Inc.	740
13	JM Smucker Co. (The)	1,377
30	Kellogg Co.	1,688
39	Kimberly-Clark Corp.	4,556
69	Kraft Heinz Co. (The)	2,290
91	Kroger Co. (The)	2,669
17	Lamb Weston Holdings, Inc.	1,178
14	McCormick & Co., Inc.	1,904
22	Molson Coors Brewing Co., Class B	1,357
165	Mondelez International, Inc., Class A	7,781
47	Monster Beverage Corp.(b)	3,000
160	PepsiCo, Inc.	18,502
177	Philip Morris International, Inc.	15,388
283	Procter & Gamble Co. (The)	27,890
56	Sysco Corp.	3,783
34	Tyson Foods, Inc., Class A	2,096
92	Walgreens Boots Alliance, Inc.	6,550
165	Walmart, Inc.	16,333

		193,741

	Energy—5.3%
57	Anadarko Petroleum Corp.	2,480
43	Apache Corp.	1,427
58	Baker Hughes a GE Co.	1,530
49	Cabot Oil & Gas Corp.	1,206
25	Cheniere Energy, Inc.(b)	1,611
217	Chevron Corp.	25,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
11	Cimarex Energy Co.	$791
23	Concho Resources, Inc.	2,530
131	ConocoPhillips	8,888
11	Continental Resources, Inc.(b)	491
53	Devon Energy Corp.	1,564
18	Diamondback Energy, Inc.	1,853
66	EOG Resources, Inc.	6,204
481	Exxon Mobil Corp.	38,014
100	Halliburton Co.	3,069
12	Helmerich & Payne, Inc.	650
30	Hess Corp.	1,736
19	HollyFrontier Corp.	973
226	Kinder Morgan, Inc.	4,330
94	Marathon Oil Corp.	1,560
79	Marathon Petroleum Corp.	4,899
44	National Oilwell Varco, Inc.	1,238
55	Noble Energy, Inc.	1,218
86	Occidental Petroleum Corp.	5,689
47	ONEOK, Inc.	3,020
29	Parsley Energy, Inc., Class A(b)	526
50	Phillips 66	4,818
19	Pioneer Natural Resources Co.	2,678
17	Plains GP Holdings LP, Class A	394
157	Schlumberger Ltd.	6,918
26	Targa Resources Corp.	1,046
49	TechnipFMC PLC (United Kingdom)	1,092
48	Valero Energy Corp.	3,915
138	Williams Cos., Inc. (The)	3,683

		147,990

	Financials—13.1%
6	Affiliated Managers Group, Inc.	658
87	Aflac, Inc.	4,275
60	AGNC Investment Corp. REIT	1,059
2	Alleghany Corp.	1,286
39	Allstate Corp. (The)	3,681
47	Ally Financial, Inc.	1,273
83	American Express Co.	8,942
9	American Financial Group, Inc.	897
101	American International Group, Inc.	4,363
16	Ameriprise Financial, Inc.	2,106
158	Annaly Capital Management, Inc. REIT	1,601
27	Aon PLC	4,631
46	Arch Capital Group Ltd.(b)	1,503
21	Arthur J. Gallagher & Co.	1,686
6	Assurant, Inc.	618
18	Athene Holding Ltd., Class A(b)	802
27	AXA Equitable Holdings, Inc.	516
1,060	Bank of America Corp.	30,825
112	Bank of New York Mellon Corp. (The)	5,878
88	BB&T Corp.	4,485
147	Berkshire Hathaway, Inc., Class B(b)	29,591
13	BlackRock, Inc.	5,762
12	Brighthouse Financial, Inc.(b)	465
54	Capital One Financial Corp.	4,513
13	Cboe Global Markets, Inc.	1,247
138	Charles Schwab Corp. (The)	6,349

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
52	Chubb Ltd.	$6,963
18	Cincinnati Financial Corp.	1,563
12	CIT Group, Inc.	612
278	Citigroup, Inc.	17,786
53	Citizens Financial Group, Inc.	1,958
41	CME Group, Inc.	7,458
18	Comerica, Inc.	1,568
38	Discover Financial Services	2,721
29	E*TRADE Financial Corp.	1,421
16	East West Bancorp, Inc.	874
13	Eaton Vance Corp.	544
5	Everest Re Group Ltd.	1,131
31	Fidelity National Financial, Inc.	1,088
75	Fifth Third Bancorp	2,068
19	First Republic Bank	1,995
35	Franklin Resources, Inc.(c)	1,141
38	Goldman Sachs Group, Inc. (The)	7,475
41	Hartford Financial Services Group, Inc. (The)	2,024
121	Huntington Bancshares, Inc.	1,744
65	Intercontinental Exchange, Inc.	5,015
47	Invesco Ltd.(d)	909
33	Jefferies Financial Group, Inc.	669
378	JPMorgan Chase & Co.	39,448
118	KeyCorp	2,084
55	KKR & Co., Inc., Class A	1,223
24	Lincoln National Corp.	1,500
30	Loews Corp.	1,429
15	M&T Bank Corp.	2,596
2	Markel Corp.(b)	2,010
57	Marsh & McLennan Cos., Inc.	5,302
95	MetLife, Inc.	4,293
20	Moody’s Corp.	3,462
147	Morgan Stanley	6,171
10	MSCI, Inc.	1,847
13	Nasdaq, Inc.	1,190
24	Northern Trust Corp.	2,237
43	People’s United Financial, Inc.	764
52	PNC Financial Services Group, Inc. (The)	6,553
32	Principal Financial Group, Inc.	1,684
66	Progressive Corp. (The)	4,811
47	Prudential Financial, Inc.	4,505
15	Raymond James Financial, Inc.	1,239
118	Regions Financial Corp.	1,935
7	Reinsurance Group of America, Inc.	1,011
5	RenaissanceRe Holdings Ltd. (Bermuda)	735
29	S&P Global, Inc.	5,811
15	SEI Investments Co.	791
6	Signature Bank	815
43	State Street Corp.	3,090
51	SunTrust Banks, Inc.	3,308
6	SVB Financial Group(b)	1,483
74	Synchrony Financial	2,413
27	T. Rowe Price Group, Inc.	2,712
32	TD Ameritrade Holding Corp.	1,803
12	Torchmark Corp.	991
30	Travelers Cos., Inc. (The)	3,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
25	Unum Group	$934
175	US Bancorp	9,046
18	Voya Financial, Inc.	910
11	W.R. Berkley Corp.	920
508	Wells Fargo & Co.	25,344
15	Willis Towers Watson PLC	2,580
22	Zions Bancorp NA	1,124

		363,830

	Health Care—14.5%
200	Abbott Laboratories	15,524
171	AbbVie, Inc.	13,550
5	ABIOMED, Inc.(b)	1,672
36	Agilent Technologies, Inc.	2,860
25	Alexion Pharmaceuticals, Inc.(b)	3,383
9	Align Technology, Inc.(b)	2,331
18	Alkermes PLC(b)	599
38	Allergan PLC	5,233
10	Alnylam Pharmaceuticals, Inc.(b)	850
18	AmerisourceBergen Corp.	1,499
72	Amgen, Inc.	13,686
29	Anthem, Inc.	8,721
57	Baxter International, Inc.	4,260
30	Becton, Dickinson and Co.	7,464
23	Biogen, Inc.(b)	7,544
20	BioMarin Pharmaceutical, Inc.(b)	1,865
157	Boston Scientific Corp.(b)	6,299
186	Bristol-Myers Squibb Co.	9,609
34	Cardinal Health, Inc.	1,848
79	Celgene Corp.(b)	6,566
47	Centene Corp.(b)	2,862
34	Cerner Corp.(b)	1,902
43	Cigna Corp.	7,501
6	Cooper Cos., Inc. (The)	1,716
147	CVS Health Corp.	8,501
72	Danaher Corp.	9,145
15	DaVita, Inc.(b)	853
25	DENTSPLY SIRONA, Inc.	1,044
10	DexCom, Inc.(b)	1,393
24	Edwards Lifesciences Corp.(b)	4,063
108	Eli Lilly & Co., Class W	13,639
147	Gilead Sciences, Inc.	9,558
31	HCA Healthcare, Inc.	4,310
17	Henry Schein, Inc.(b)	1,008
33	Hologic, Inc.(b)	1,556
16	Humana, Inc.	4,561
10	IDEXX Laboratories, Inc.(b)	2,110
17	Illumina, Inc.(b)	5,317
21	Incyte Corp.(b)	1,811
13	Intuitive Surgical, Inc.(b)	7,119
18	IQVIA Holdings, Inc.(b)	2,522
7	Jazz Pharmaceuticals PLC(b)	980
305	Johnson & Johnson	41,675
11	Laboratory Corp. of America Holdings(b)	1,631
22	McKesson Corp.	2,798
153	Medtronic PLC	13,846
296	Merck & Co., Inc.	24,062

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
3	Mettler-Toledo International, Inc.(b)	$2,043
59	Mylan NV(b)	1,557
20	Nektar Therapeutics(b)	811
15	Perrigo Co. PLC	731
657	Pfizer, Inc.	28,481
15	Quest Diagnostics, Inc.	1,298
9	Regeneron Pharmaceuticals, Inc.(b)	3,877
16	ResMed, Inc.	1,639
13	Seattle Genetics, Inc.(b)	966
38	Stryker Corp.	7,163
5	Teleflex, Inc.	1,449
46	Thermo Fisher Scientific, Inc.	11,940
5	United Therapeutics Corp.(b)	631
109	UnitedHealth Group, Inc.	26,402
10	Universal Health Services, Inc., Class B	1,388
10	Varian Medical Systems, Inc.(b)	1,344
14	Veeva Systems, Inc., Class A(b)	1,651
29	Vertex Pharmaceuticals, Inc.(b)	5,474
9	Waters Corp.(b)	2,180
6	WellCare Health Plans, Inc.(b)	1,521
23	Zimmer Biomet Holdings, Inc.	2,855
55	Zoetis, Inc.	5,183

		403,430

	Industrials—9.7%
66	3M Co.	13,688
16	A.O. Smith Corp.	831
5	Acuity Brands, Inc.	651
11	Allegion PLC	990
1	AMERCO	385
13	American Airlines Group, Inc.	463
26	AMETEK, Inc.	2,069
49	Arconic, Inc.	906
61	Boeing Co. (The)	26,837
16	C.H. Robinson Worldwide, Inc.	1,446
67	Caterpillar, Inc.	9,202
10	Cintas Corp.	2,066
24	Copart, Inc.(b)	1,408
4	CoStar Group, Inc.(b)	1,830
91	CSX Corp.	6,613
17	Cummins, Inc.	2,619
35	Deere & Co.	5,741
19	Delta Air Lines, Inc.	942
17	Dover Corp.	1,539
49	Eaton Corp. PLC	3,909
71	Emerson Electric Co.	4,839
14	Equifax, Inc.	1,533
20	Expeditors International of Washington, Inc.	1,499
33	Fastenal Co.	2,077
28	FedEx Corp.	5,068
15	Flowserve Corp.	666
16	Fluor Corp.	602
34	Fortive Corp.	2,773
16	Fortune Brands Home & Security, Inc.	754
29	General Dynamics Corp.	4,936
989	General Electric Co.	10,276
13	Harris Corp.	2,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
20	HD Supply Holdings, Inc.(b)	$860
84	Honeywell International, Inc.	12,942
5	Huntington Ingalls Industries, Inc.	1,047
9	IDEX Corp.	1,297
45	IHS Markit Ltd.(b)	2,393
34	Illinois Tool Works, Inc.	4,899
28	Ingersoll-Rand PLC	2,956
10	J.B. Hunt Transport Services, Inc.	1,077
15	Jacobs Engineering Group, Inc.	1,107
105	Johnson Controls International PLC	3,703
12	Kansas City Southern	1,304
15	Knight-Swift Transportation Holdings, Inc.(c)	504
9	L3 Technologies, Inc.	1,906
4	Lennox International, Inc.	981
29	Lockheed Martin Corp.	8,973
7	ManpowerGroup, Inc.	590
35	Masco Corp.	1,315
6	Middleby Corp. (The)(b)(c)	735
40	Nielsen Holdings PLC	1,048
31	Norfolk Southern Corp.	5,558
19	Northrop Grumman Corp.	5,509
7	Old Dominion Freight Line, Inc.	1,055
12	Owens Corning	599
40	PACCAR, Inc.	2,712
15	Parker-Hannifin Corp.	2,642
19	Pentair PLC	808
32	Raytheon Co.	5,968
26	Republic Services, Inc.	2,039
14	Robert Half International, Inc.	955
14	Rockwell Automation, Inc.	2,500
17	Rollins, Inc.	674
12	Roper Technologies, Inc.	3,884
19	Sensata Technologies Holding PLC(b)	964
6	Snap-on, Inc.	960
16	Southwest Airlines Co.	897
12	Spirit AeroSystems Holdings, Inc., Class A	1,186
17	Stanley Black & Decker, Inc.	2,251
28	Textron, Inc.	1,520
5	TransDigm Group, Inc.(b)	2,170
21	TransUnion	1,356
84	Union Pacific Corp.	14,087
8	United Continental Holdings, Inc.(b)	702
79	United Parcel Service, Inc., Class B	8,706
9	United Rentals, Inc.(b)	1,211
93	United Technologies Corp.	11,687
18	Verisk Analytics, Inc.(b)	2,276
5	W.W. Grainger, Inc.	1,524
6	WABCO Holdings, Inc.(b)	825
15	Wabtec Corp.(c)	1,099
30	Waste Connections, Inc.	2,502
48	Waste Management, Inc.	4,860
14	XPO Logistics, Inc.(b)	705
20	Xylem, Inc.	1,511

		268,841

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology—21.1%
73	Accenture PLC, Class A	$11,781
55	Adobe, Inc.(b)	14,437
108	Advanced Micro Devices, Inc.(b)	2,541
19	Akamai Technologies, Inc.(b)	1,324
6	Alliance Data Systems Corp.	1,038
34	Amphenol Corp., Class A	3,195
42	Analog Devices, Inc.	4,492
9	ANSYS, Inc.(b)	1,595
539	Apple, Inc.	93,328
112	Applied Materials, Inc.	4,294
6	Arista Networks, Inc.(b)	1,711
10	Arrow Electronics, Inc.(b)	797
25	Autodesk, Inc.(b)	4,075
50	Automatic Data Processing, Inc.	7,651
47	Broadcom, Inc.	12,942
13	Broadridge Financial Solutions, Inc.	1,316
32	Cadence Design Systems, Inc.(b)	1,832
14	CDK Global, Inc.	812
17	CDW Corp.	1,596
511	Cisco Systems, Inc.	26,454
15	Citrix Systems, Inc.	1,583
20	Cognex Corp.	1,068
66	Cognizant Technology Solutions Corp., Class A	4,685
22	CommScope Holding Co., Inc.(b)	513
91	Corning, Inc.	3,168
18	Dell Technologies, Inc., Class C(b)	1,005
32	DXC Technology Co.	2,108
7	F5 Networks, Inc.(b)	1,177
37	Fidelity National Information Services, Inc.	4,002
61	First Data Corp., Class A(b)	1,534
45	Fiserv, Inc.(b)	3,811
10	FleetCor Technologies, Inc.(b)	2,333
60	Flex Ltd.(b)	632
16	FLIR Systems, Inc.	823
16	Fortinet, Inc.(b)	1,389
10	Gartner, Inc.(b)	1,423
18	Global Payments, Inc.	2,347
20	GoDaddy, Inc., Class A(b)	1,493
167	Hewlett Packard Enterprise Co.	2,735
180	HP, Inc.	3,551
519	Intel Corp.	27,486
103	International Business Machines Corp.	14,227
28	Intuit, Inc.	6,920
4	IPG Photonics Corp.(b)	620
9	Jack Henry & Associates, Inc.	1,194
39	Juniper Networks, Inc.	1,056
21	Keysight Technologies, Inc.(b)	1,773
19	KLA-Tencor Corp.	2,194
18	Lam Research Corp.	3,170
16	Leidos Holdings, Inc.	1,033
71	Marvell Technology Group Ltd.	1,416
104	Mastercard, Inc., Class A	23,376
31	Maxim Integrated Products, Inc.	1,687
27	Microchip Technology, Inc.	2,345
129	Micron Technology, Inc.(b)	5,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
829	Microsoft Corp.	$92,873
19	Motorola Solutions, Inc.	2,719
29	NetApp, Inc.	1,891
66	NVIDIA Corp.	10,181
48	ON Semiconductor Corp.(b)	1,031
301	Oracle Corp.	15,691
11	Palo Alto Networks, Inc.(b)	2,709
37	Paychex, Inc.	2,850
127	PayPal Holdings, Inc.(b)	12,455
13	PTC, Inc.(b)	1,207
14	Qorvo, Inc.(b)	982
138	QUALCOMM, Inc.	7,368
20	Red Hat, Inc.(b)	3,652
31	Sabre Corp.	695
87	salesforce.com, Inc.(b)	14,238
31	Seagate Technology PLC	1,443
20	ServiceNow, Inc.(b)	4,789
20	Skyworks Solutions, Inc.	1,633
17	Splunk, Inc.(b)	2,310
35	Square, Inc., Class A(b)	2,843
26	SS&C Technologies Holdings, Inc.	1,601
73	Symantec Corp.	1,642
17	Synopsys, Inc.(b)	1,729
8	Tableau Software, Inc., Class A(b)	1,055
39	TE Connectivity Ltd.	3,202
109	Texas Instruments, Inc.	11,530
19	Total System Services, Inc.	1,794
29	Trimble, Inc.(b)	1,160
12	VeriSign, Inc.(b)	2,136
200	Visa, Inc., Class A	29,624
9	VMware, Inc., Class A	1,546
33	Western Digital Corp.(c)	1,660
50	Western Union Co. (The)	894
17	Workday, Inc., Class A(b)	3,365
34	Worldpay, Inc., Class A(b)	3,257
24	Xerox Corp.	742
29	Xilinx, Inc.	3,634

		586,493

	Materials—2.7%
25	Air Products & Chemicals, Inc.	4,530
12	Albemarle Corp.	1,096
10	Avery Dennison Corp.	1,080
24	Axalta Coating Systems Ltd.(b)	642
37	Ball Corp.	2,027
15	Celanese Corp.	1,534
26	CF Industries Holdings, Inc.	1,097
19	Chemours Co. (The)	723
15	Crown Holdings, Inc.(b)	814
261	DowDuPont, Inc.	13,893
16	Eastman Chemical Co.	1,323
30	Ecolab, Inc.	5,067
15	FMC Corp.	1,343
156	Freeport-McMoRan, Inc.	2,012
10	International Flavors & Fragrances, Inc.	1,275
44	International Paper Co.	2,016
63	Linde PLC (United Kingdom)	10,914

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
37	LyondellBasell Industries NV, Class A	$3,164
7	Martin Marietta Materials, Inc.	1,315
42	Mosaic Co. (The)	1,313
61	Newmont Mining Corp.	2,081
36	Nucor Corp.	2,181
11	Packaging Corp. of America	1,052
27	PPG Industries, Inc.	3,023
18	Sealed Air Corp.	785
10	Sherwin-Williams Co. (The)	4,332
26	Steel Dynamics, Inc.	970
15	Vulcan Materials Co.	1,672
4	Westlake Chemical Corp.	279
29	WestRock Co.	1,084

		74,637

	Real Estate—3.0%
12	Alexandria Real Estate Equities, Inc. REIT	1,631
50	American Tower Corp. REIT	8,807
16	AvalonBay Communities, Inc. REIT	3,114
18	Boston Properties, Inc. REIT	2,388
14	Brookfield Property REIT, Inc., Class A REIT	275
11	Camden Property Trust REIT	1,079
37	CBRE Group, Inc., Class A(b)	1,841
47	Crown Castle International Corp. REIT	5,581
23	Digital Realty Trust, Inc. REIT	2,602
41	Duke Realty Corp. REIT	1,212
9	Equinix, Inc. REIT	3,811
42	Equity Residential REIT	3,095
8	Essex Property Trust, Inc. REIT	2,239
14	Extra Space Storage, Inc. REIT	1,343
8	Federal Realty Investment Trust REIT	1,069
53	HCP, Inc. REIT	1,631
84	Host Hotels & Resorts, Inc. REIT	1,647
36	Invitation Homes, Inc. REIT	828
31	Iron Mountain, Inc. REIT	1,098
5	Jones Lang LaSalle, Inc.	826
48	Kimco Realty Corp. REIT	844
17	Liberty Property Trust REIT	805
12	Macerich Co. (The) REIT	523
13	Mid-America Apartment Communities, Inc. REIT	1,347
18	National Retail Properties, Inc. REIT	938
72	Prologis, Inc. REIT	5,044
18	Public Storage REIT	3,807
34	Realty Income Corp. REIT	2,351
17	Regency Centers Corp. REIT	1,109
13	SBA Communications Corp. REIT(b)	2,347
35	Simon Property Group, Inc. REIT	6,341
10	SL Green Realty Corp. REIT	907
31	UDR, Inc. REIT	1,377
41	Ventas, Inc. REIT	2,573
110	VEREIT, Inc. REIT	877
19	Vornado Realty Trust REIT	1,279
43	Welltower, Inc. REIT	3,195
85	Weyerhaeuser Co. REIT	2,116
18	WP Carey, Inc. REIT	1,330

		85,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities—3.2%
75	AES Corp.	$1,292
27	Alliant Energy Corp.	1,238
28	Ameren Corp.	1,995
56	American Electric Power Co., Inc.	4,544
21	American Water Works Co., Inc.	2,134
13	Atmos Energy Corp.	1,285
57	CenterPoint Energy, Inc.	1,718
32	CMS Energy Corp.	1,741
35	Consolidated Edison, Inc.	2,886
85	Dominion Energy, Inc.	6,298
21	DTE Energy Co.	2,595
81	Duke Energy Corp.	7,262
37	Edison International	2,216
21	Entergy Corp.	1,960
30	Evergy, Inc.	1,677
36	Eversource Energy	2,513
110	Exelon Corp.	5,345
58	FirstEnergy Corp.	2,364
54	NextEra Energy, Inc.	10,137
42	NiSource, Inc.	1,133
33	NRG Energy, Inc.	1,375
23	OGE Energy Corp.	978
13	Pinnacle West Capital Corp.	1,219
82	PPL Corp.	2,638
57	Public Service Enterprise Group, Inc.	3,352
31	Sempra Energy	3,734
117	Southern Co. (The)	5,814
20	UGI Corp.	1,098
37	Vistra Energy Corp.(b)	963
36	WEC Energy Group, Inc.	2,746
58	Xcel Energy, Inc.	3,182

		89,432

	Total Common Stocks & Other Equity Interests (Cost $2,506,335)	2,780,131

	Money Market Fund—0.1%
3,091	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $3,091)	3,091

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,509,426)—100.0%	2,783,222

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
10,216	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $10,216)	10,216

	Total Investments in Securities (Cost $2,519,642)-100.4%	2,793,438

	Other assets less liabilities—(0.4)%	(11,648)

	Net Assets—100.0%	$2,781,790

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	16.6
Information Technology	16.1
Industrials	14.2
Health Care	14.0
Consumer Discretionary	10.9
Real Estate	10.4
Materials	5.3
Energy	3.8
Consumer Staples	3.0
Communication Services	2.9
Utilities	2.7
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—2.9%
38	AMC Entertainment Holdings, Inc., Class A(b)	$533
35	AMC Networks, Inc., Class A(c)	2,300
49	ANGI Homeservices, Inc., Class A(c)	805
9	ATN International, Inc.	505
33	Boingo Wireless, Inc.(c)	738
3	Cable One, Inc.	2,847
20	Care.com, Inc.(c)	504
50	Cars.com, Inc.(c)	1,177
33	Cincinnati Bell, Inc.(c)	320
85	Cinemark Holdings, Inc.	3,199
27	Clear Channel Outdoor Holdings, Inc., Class A(c)	148
34	Cogent Communications Holdings, Inc.	1,656
34	comScore, Inc.(c)	742
55	Consolidated Communications Holdings, Inc.	546
37	E.W. Scripps Co. (The), Class A	783
14	Emerald Expositions Events, Inc.	176
96	Entercom Communications Corp., Class A	591
50	Entravision Communications Corp., Class A	198
81	Frontier Communications Corp.(b)(c)	247
87	Gannett Co., Inc.	1,021
71	GCI Liberty, Inc., Class A(c)	3,801
441	Globalstar, Inc.(c)	221
88	Glu Mobile, Inc.(c)	790
44	Gogo, Inc.(c)	202
63	Gray Television, Inc.(c)	1,380
13	Hemisphere Media Group, Inc.(c)	181

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
43	IMAX Corp.(c)	$985
73	Iridium Communications, Inc.(c)	1,554
35	John Wiley & Sons, Inc., Class A	1,816
33	Liberty Latin America Ltd., Class A (Chile)(c)	647
95	Liberty Latin America Ltd., Class C (Chile)(c)	1,842
7	Liberty Media Corp.-Liberty Braves, Class A(c)	194
27	Liberty Media Corp.-Liberty Braves, Class C(c)	752
55	Liberty TripAdvisor Holdings, Inc., Series A(c)	830
41	Lions Gate Entertainment Corp., Class A	633
81	Lions Gate Entertainment Corp., Class B	1,190
10	Loral Space & Communications, Inc.(c)	409
13	Madison Square Garden Co. (The), Class A(c)	3,746
15	Marcus Corp. (The)	636
31	Meredith Corp.(b)	1,775
47	MSG Networks, Inc., Class A(c)	1,135
61	National CineMedia, Inc.	472
42	New Media Investment Group, Inc.	559
101	New York Times Co. (The), Class A	3,318
35	Nexstar Media Group, Inc., Class A	3,421
62	NII Holdings, Inc.(c)	241
57	ORBCOMM, Inc.(c)	402
7	pdvWireless, Inc.(c)	275
30	QuinStreet, Inc.(c)	402
16	Rosetta Stone, Inc.(c)	258
23	Scholastic Corp.	973
36	Shenandoah Telecommunications Co.	1,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
55	Sinclair Broadcast Group, Inc., Class A	$1,986
15	Spok Holdings, Inc.	207
16	TechTarget, Inc.(c)	265
165	TEGNA, Inc.	2,173
77	Telephone & Data Systems, Inc.	2,468
64	Tribune Media Co., Class A	2,959
12	Tribune Publishing Co.(c)	145
60	TrueCar, Inc.(c)	434
10	United States Cellular Corp.(c)	467
175	Vonage Holdings Corp.(c)	1,799
19	WideOpenWest, Inc.(c)	156
30	World Wrestling Entertainment, Inc., Class A(b)	2,511
61	Yelp, Inc.(c)	2,273
661	Zynga, Inc., Class A(c)	3,450

		76,969

	Consumer Discretionary—10.9%
19	1-800-Flowers.com, Inc., Class A(c)	339
53	Aaron’s, Inc.	2,877
51	Abercrombie & Fitch Co., Class A	1,119
26	Acushnet Holdings Corp.	648
68	Adient PLC	1,322
45	Adtalem Global Education, Inc.(c)	2,169
86	American Axle & Manufacturing Holdings, Inc.(c)	1,385
129	American Eagle Outfitters, Inc.	2,632
42	American Outdoor Brands Corp.(c)	527
13	American Public Education, Inc.(c)	420
5	America’s Car-Mart, Inc.(c)	408
15	Asbury Automotive Group, Inc.(c)	1,077
106	Ascena Retail Group, Inc.(c)	235
35	At Home Group, Inc.(c)	857
41	AutoNation, Inc.(c)	1,446
27	Barnes & Noble Education, Inc.(c)	186
42	Barnes & Noble, Inc.	265
49	BBX Capital Corp.	300
24	Beazer Homes USA, Inc.(c)	291
106	Bed Bath & Beyond, Inc.	1,773
63	Belmond Ltd., Class A (United Kingdom)(c)	1,566
31	Big Lots, Inc.	977
1	Biglari Holdings, Inc., Class B(c)	134
16	BJ’s Restaurants, Inc.	765
60	Bloomin’ Brands, Inc.	1,241
22	Boot Barn Holdings, Inc.(c)	627
65	Boyd Gaming Corp.	1,934
42	Bright Horizons Family Solutions, Inc.(c)	5,208
30	Brinker International, Inc.	1,373
67	Brunswick Corp.	3,534
23	Buckle, Inc. (The)(b)	441
437	Caesars Entertainment Corp.(c)	3,767
33	Caleres, Inc.	1,026
72	Callaway Golf Co.	1,239
26	Camping World Holdings, Inc., Class A(b)	335
54	Career Education Corp.(c)	898
14	Carriage Services, Inc.	294
27	Carrols Restaurant Group, Inc.(c)	289
35	Carter’s, Inc.	3,410

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
18	Cato Corp. (The), Class A	$283
7	Cavco Industries, Inc.(c)	969
18	Century Communities, Inc.(c)	411
33	Cheesecake Factory, Inc. (The)	1,561
75	Chegg, Inc.(c)	2,972
96	Chico’s FAS, Inc.	561
13	Children’s Place, Inc. (The)	1,242
28	Choice Hotels International, Inc.	2,236
28	Churchill Downs, Inc.	2,626
13	Chuy’s Holdings, Inc.(c)	291
10	Citi Trends, Inc.	216
24	Columbia Sportswear Co.	2,471
16	Conn’s, Inc.(c)	377
15	Container Store Group, Inc. (The)(c)	102
38	Cooper Tire & Rubber Co.	1,215
14	Cooper-Standard Holdings, Inc.(c)	842
35	Core-Mark Holding Co., Inc.	1,103
15	Cracker Barrel Old Country Store, Inc.	2,430
51	Crocs, Inc.(c)	1,310
111	Dana, Inc.	2,192
30	Dave & Buster’s Entertainment, Inc.	1,540
20	Deckers Outdoor Corp.(c)	2,959
25	Del Taco Restaurants, Inc.(c)	259
68	Delphi Technologies PLC(c)	1,483
48	Denny’s Corp.(c)	838
57	Dick’s Sporting Goods, Inc.	2,226
10	Dillard’s, Inc., Class A(b)	785
13	Dine Brands Global, Inc.	1,290
22	Dorman Products, Inc.(c)	1,780
53	DSW, Inc., Class A	1,569
15	Duluth Holdings, Inc., Class B(b)(c)	381
63	Dunkin’ Brands Group, Inc.	4,501
18	El Pollo Loco Holdings, Inc.(c)	272
39	Eldorado Resorts, Inc.(c)	1,880
19	Ethan Allen Interiors, Inc.	382
83	Etsy, Inc.(c)	5,915
56	Express, Inc.(c)	291
144	Extended Stay America, Inc.	2,627
19	Fiesta Restaurant Group, Inc.(c)	286
43	Five Below, Inc.(c)	5,175
45	Floor & Decor Holdings, Inc., Class A(b)(c)	1,673
88	Foot Locker, Inc.	5,238
34	Fossil Group, Inc.(b)(c)	532
29	Fox Factory Holding Corp.(c)	1,838
55	frontdoor, Inc.(c)	1,760
78	GameStop Corp., Class A(b)	913
57	Garrett Motion, Inc. (Switzerland)(c)	954
15	Genesco, Inc.(c)	724
201	Gentex Corp.	4,088
27	Gentherm, Inc.(c)	1,107
32	G-III Apparel Group Ltd.(c)	1,140
64	GNC Holdings, Inc., Class A(c)	191
15	Golden Entertainment, Inc.(c)	273
88	GoPro, Inc., Class A(c)	513
3	Graham Holdings Co., Class B	2,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
37	Grand Canyon Education, Inc.(c)	$4,280
19	Green Brick Partners, Inc.(c)	169
14	Group 1 Automotive, Inc.	871
350	Groupon, Inc.(c)	1,145
47	Guess?, Inc.	1,052
6	Hamilton Beach Brands Holding Co., Class A	146
14	Haverty Furniture Cos., Inc.	341
20	Helen of Troy Ltd.(c)	2,242
14	Hibbett Sports, Inc.(c)	260
74	Hilton Grand Vacations, Inc.(c)	2,352
9	Hooker Furniture Corp.	283
81	Houghton Mifflin Harcourt Co.(c)	641
17	Installed Building Products, Inc.(c)	742
19	International Speedway Corp., Class A	822
21	iRobot Corp.(b)(c)	2,626
230	J.C. Penney Co., Inc.(c)	350
20	Jack in the Box, Inc.	1,611
26	K12, Inc.(c)	833
61	KB Home	1,391
9	Lands’ End, Inc.(b)(c)	164
72	Laureate Education, Inc., Class A(c)	1,101
36	La-Z-Boy, Inc.	1,239
19	LCI Industries	1,548
15	LGI Homes, Inc.(b)(c)	887
42	Liberty Expedia Holdings, Inc., Class A(c)	1,861
19	Lindblad Expeditions Holdings, Inc.(c)	258
17	Lithia Motors, Inc., Class A	1,535
22	Lumber Liquidators Holdings, Inc.(b)(c)	260
21	M/I Homes, Inc.(c)	547
7	Marine Products Corp.(b)	99
21	MarineMax, Inc.(c)	412
31	Marriott Vacations Worldwide Corp.	3,018
14	MasterCraft Boat Holdings, Inc.(c)	345
38	MDC Holdings, Inc.	1,096
29	Meritage Homes Corp.(c)	1,272
79	Michaels Cos., Inc. (The)(c)	1,117
39	Modine Manufacturing Co.(c)	586
10	Monarch Casino & Resort, Inc.(c)	439
25	Monro, Inc.	1,908
15	Motorcar Parts of America, Inc.(c)	310
12	Movado Group, Inc.	420
23	Murphy USA, Inc.(c)	1,789
50	National Vision Holdings, Inc.(c)	1,680
23	Nautilus, Inc.(c)	150
15	Noodles & Co.(c)	118
23	Nutrisystem, Inc.	995
378	Office Depot, Inc.	1,312
41	Ollie’s Bargain Outlet Holdings, Inc.(c)	3,617
18	Overstock.com, Inc.(b)(c)	357
13	Oxford Industries, Inc.	1,027
18	Papa John’s International, Inc.(b)	787
45	Party City Holdco, Inc.(b)(c)	468
87	Penn National Gaming, Inc.(c)	2,162
29	Penske Automotive Group, Inc.	1,289
16	PetMed Express, Inc.	369
68	Planet Fitness, Inc., Class A(c)	3,997

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
45	Playa Hotels & Resorts NV(c)	$343
19	PlayAGS, Inc.(c)	452
31	Pool Corp.	4,946
18	Potbelly Corp.(c)	152
62	Quotient Technology, Inc.(c)	622
10	Red Robin Gourmet Burgers, Inc.(c)	304
53	Red Rock Resorts, Inc., Class A	1,490
26	Regis Corp.(c)	470
31	Rent-A-Center, Inc.(c)	577
15	RH(c)	2,304
22	Ruth’s Hospitality Group, Inc.	559
92	Sally Beauty Holdings, Inc.(b)(c)	1,662
42	Scientific Games Corp.(c)	1,221
40	SeaWorld Entertainment, Inc.(c)	1,092
139	Service Corp. International	5,746
104	ServiceMaster Global Holdings, Inc.(c)	4,697
20	Shake Shack, Inc., Class A(c)	1,103
9	Shoe Carnival, Inc.	343
24	Shutterfly, Inc.(c)	1,075
15	Shutterstock, Inc.	695
40	Signet Jewelers Ltd.	1,124
55	Six Flags Entertainment Corp.	3,064
103	Skechers U.S.A., Inc., Class A(c)	3,464
26	Skyline Champion Corp.	516
25	Sleep Number Corp.(c)	1,091
18	Sonic Automotive, Inc., Class A	271
15	Sonos, Inc.(b)(c)	155
28	Sotheby’s(c)	1,228
9	Speedway Motorsports, Inc.	159
13	Stamps.com, Inc.(c)	1,222
15	Standard Motor Products, Inc.	740
64	Steven Madden Ltd.	2,111
21	Stoneridge, Inc.(c)	621
17	Strategic Education, Inc.	2,223
13	Sturm Ruger & Co., Inc.	740
18	Superior Industries International, Inc.	111
38	Tailored Brands, Inc.	492
91	Taylor Morrison Home Corp., Class A(c)	1,526
36	Tempur Sealy International, Inc.(c)	2,096
44	Tenneco, Inc., Class A	1,522
52	Texas Roadhouse, Inc.	3,292
41	Thor Industries, Inc.	2,647
30	Tile Shop Holdings, Inc.	191
107	Toll Brothers, Inc.	3,809
27	TopBuild Corp.(c)	1,607
16	Tower International, Inc.	410
109	TRI Pointe Group, Inc.(c)	1,373
37	Tupperware Brands Corp.	1,114
12	Unifi, Inc.(c)	265
11	Universal Electronics, Inc.(c)	367
58	Urban Outfitters, Inc.(c)	1,789
64	Veoneer, Inc. (Sweden)(c)	1,956
16	Vera Bradley, Inc.(c)	153
44	Vista Outdoor, Inc.(c)	392
22	Visteon Corp.(c)	1,885
31	Weight Watchers International, Inc.(c)	627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
145	Wendy’s Co. (The)	$2,513
25	William Lyon Homes, Class A(c)	354
62	Williams-Sonoma, Inc.	3,606
22	Wingstop, Inc.	1,465
2	Winmark Corp.	345
23	Winnebago Industries, Inc.	751
73	Wolverine World Wide, Inc.	2,610
75	Wyndham Destinations, Inc.	3,377
76	Wyndham Hotels & Resorts, Inc.	3,995
15	Zumiez, Inc.(c)	371

		292,467

	Consumer Staples—3.0%
21	Andersons, Inc. (The)	776
339	Avon Products, Inc. (United Kingdom)(c)	1,048
51	B&G Foods, Inc.(b)	1,256
62	BJ’s Wholesale Club Holdings, Inc.(c)	1,570
7	Boston Beer Co., Inc. (The), Class A(c)	2,188
12	Calavo Growers, Inc.	1,022
24	Cal-Maine Foods, Inc.	1,058
28	Casey’s General Stores, Inc.	3,773
8	Central Garden & Pet Co.(c)	250
32	Central Garden & Pet Co., Class A(c)	891
18	Chefs’ Warehouse, Inc. (The)(c)	576
4	Coca-Cola Consolidated, Inc.	991
126	Darling Ingredients, Inc.(c)	2,770
67	Dean Foods Co.	269
39	Edgewell Personal Care Co.(c)	1,730
19	elf Beauty, Inc.(c)	151
46	Energizer Holdings, Inc.	2,111
8	Farmer Brothers Co.(c)	191
146	Flowers Foods, Inc.	2,989
24	Fresh Del Monte Produce, Inc.	664
19	Freshpet, Inc.(c)	783
72	Hain Celestial Group, Inc. (The)(c)	1,416
84	Herbalife Nutrition Ltd.(c)	4,712
73	Hostess Brands, Inc.(c)	886
9	Ingles Markets, Inc., Class A	280
13	Inter Parfums, Inc.	959
12	J&J Snack Foods Corp.	1,863
6	John B. Sanfilippo & Son, Inc.	417
15	Lancaster Colony Corp.	2,352
19	Landec Corp.(c)	244
9	Medifast, Inc.	1,147
10	MGP Ingredients, Inc.(b)	819
9	National Beverage Corp.	617
40	Nu Skin Enterprises, Inc., Class A	2,404
81	Performance Food Group Co.(c)	3,121
48	Pilgrim’s Pride Corp.(c)	944
51	Post Holdings, Inc.(c)	5,196
18	PriceSmart, Inc.	1,164
27	Primo Water Corp.(c)	396
818	Rite Aid Corp.(c)	605
16	Sanderson Farms, Inc.	1,843
52	Simply Good Foods Co. (The)(c)	1,064
23	Smart & Final Stores, Inc.(c)	143
28	SpartanNash Co.	531

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
31	Spectrum Brands Holdings, Inc.(b)	$1,679
93	Sprouts Farmers Market, Inc.(c)	2,169
13	Tootsie Roll Industries, Inc.(b)	484
43	TreeHouse Foods, Inc.(c)	2,605
7	Turning Point Brands, Inc.	286
39	United Natural Foods, Inc.(c)	585
19	Universal Corp.	1,127
167	US Foods Holding Corp.(c)	5,885
9	USANA Health Sciences, Inc.(c)	887
81	Vector Group Ltd.(b)	949
6	Village Super Market, Inc., Class A	184
11	WD-40 Co.	1,969
10	Weis Markets, Inc.	503

		79,492

	Energy—3.8%
57	Antero Midstream GP LP	728
177	Antero Resources Corp.(c)	1,533
59	Apergy Corp.(c)	2,477
14	Arch Coal, Inc., Class A(b)	1,304
99	Archrock, Inc.	966
14	Basic Energy Services, Inc.(c)	68
50	Berry Petroleum Corp.	636
12	Bonanza Creek Energy, Inc.(c)	276
46	C&J Energy Services, Inc.(c)	794
29	Cactus, Inc., Class A(c)	1,051
35	California Resources Corp.(c)	828
175	Callon Petroleum Co.(c)	1,339
70	Carrizo Oil & Gas, Inc.(c)	769
122	Centennial Resource Development, Inc., Class A(c)	1,106
30	Chaparral Energy, Inc., Class A(b)(c)	162
1,000	Chesapeake Energy Corp.(c)	2,960
109	Clean Energy Fuels Corp.(c)	250
125	CNX Resources Corp.(c)	1,325
17	CONSOL Energy, Inc.(c)	645
34	Core Laboratories NV	2,204
25	Covia Holdings Corp.(b)(c)	119
23	CVR Energy, Inc.	932
60	Delek US Holdings, Inc.	2,123
353	Denbury Resources, Inc.(c)	678
53	Diamond Offshore Drilling, Inc.(c)	506
27	Dril-Quip, Inc.(c)	1,150
81	Eclipse Resources Corp.(c)	95
205	EnLink Midstream LLC	2,286
335	Ensco PLC, Class A	1,373
203	EQT Corp.	3,678
166	Equitrans Midstream Corp.	2,928
25	Exterran Corp.(c)	427
81	Extraction Oil & Gas, Inc.(c)	340
54	Forum Energy Technologies, Inc.(c)	315
60	Frank’s International NV(c)	376
17	FTS International, Inc.(c)	175
300	Gran Tierra Energy, Inc. (Colombia)(c)	678
30	Green Plains, Inc.	468
120	Gulfport Energy Corp.(c)	919
99	Halcon Resources Corp.(c)	148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
108	Helix Energy Solutions Group, Inc.(c)	$799
90	HighPoint Resources Corp.(c)	233
15	International Seaways, Inc.(c)	250
41	Jagged Peak Energy, Inc.(c)	388
36	Keane Group, Inc.(c)	397
17	KLX Energy Services Holdings, Inc.(c)	448
183	Kosmos Energy Ltd. (Ghana)(c)	1,171
126	Laredo Petroleum, Inc.(c)	432
7	Mammoth Energy Services, Inc.	161
80	Matador Resources Co.(c)	1,488
21	Matrix Service Co.(c)	439
139	McDermott International, Inc.(c)	1,179
126	Murphy Oil Corp.	3,641
261	Nabors Industries Ltd.	846
10	Natural Gas Services Group, Inc.(c)	185
9	NCS Multistage Holdings, Inc.(c)	50
70	Newpark Resources, Inc.(c)	619
13	Nine Energy Service, Inc.(c)	341
189	Noble Corp. PLC(c)	569
104	Northern Oil and Gas, Inc.(c)	246
208	Oasis Petroleum, Inc.(c)	1,163
76	Oceaneering International, Inc.(c)	1,174
44	Oil States International, Inc.(c)	754
23	Par Pacific Holdings, Inc.(c)	389
167	Patterson-UTI Energy, Inc.	2,214
87	PBF Energy, Inc., Class A	2,703
51	PDC Energy, Inc.(c)	1,891
57	Peabody Energy Corp.	1,758
8	Penn Virginia Corp.(c)	429
58	ProPetro Holding Corp.(c)	1,152
182	QEP Resources, Inc.(c)	1,412
163	Range Resources Corp.	1,744
26	Renewable Energy Group, Inc.(c)	691
4	REX American Resources Corp.(c)	319
44	Ring Energy, Inc.(c)	271
93	Rowan Cos. PLC, Class A(c)	1,052
49	RPC, Inc.(b)	527
18	SandRidge Energy, Inc.(c)	140
13	SEACOR Holdings, Inc.(c)	581
40	Select Energy Services, Inc., Class A(c)	403
45	SemGroup Corp., Class A	708
82	SM Energy Co.	1,340
446	Southwestern Energy Co.(b)(c)	1,887
186	SRC Energy, Inc.(c)	856
119	Superior Energy Services, Inc.(c)	557
120	Tallgrass Energy LP, Class A	2,716
17	Talos Energy, Inc.(c)	382
65	Tellurian, Inc.(b)(c)	667
96	TETRA Technologies, Inc.(c)	229
5	Texas Pacific Land Trust(b)	3,718
25	Tidewater, Inc.(c)	573
397	Transocean Ltd.(c)	3,243
121	Ultra Petroleum Corp.(c)	81
41	Unit Corp.(c)	638
59	US Silica Holdings, Inc.(b)	879
75	W&T Offshore, Inc.(c)	391

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
768	Weatherford International PLC(c)	$496
70	Whiting Petroleum Corp.(c)	1,706
52	World Fuel Services Corp.	1,440
322	WPX Energy, Inc.(c)	3,973

		102,264

	Financials—16.6%
14	1st Source Corp.	666
24	AG Mortgage Investment Trust, Inc. REIT	427
9	Allegiance Bancshares, Inc.(c)	344
8	Amalgamated Bank, Class A	142
35	Ambac Financial Group, Inc.(c)	692
66	American Equity Investment Life Holding Co.	2,089
6	American National Insurance Co.	883
31	Ameris Bancorp	1,264
15	AMERISAFE, Inc.	947
76	Anworth Mortgage Asset Corp. REIT	324
92	Apollo Commercial Real Estate Finance, Inc. REIT	1,671
56	Arbor Realty Trust, Inc. REIT(b)	725
74	Ares Management Corp., Class A	1,748
26	Argo Group International Holdings Ltd.	1,807
28	Arlington Asset Investment Corp., Class A	232
45	ARMOUR Residential REIT, Inc. REIT	902
10	Arrow Financial Corp.	354
39	Artisan Partners Asset Management, Inc., Class A	1,026
127	Associated Banc-Corp.	2,957
3	Associated Capital Group, Inc., Class A	128
81	Assured Guaranty Ltd.	3,383
20	Atlantic Capital Bancshares, Inc.(c)	386
64	Axis Capital Holdings Ltd.	3,652
43	Axos Financial, Inc.(c)	1,388
11	B. Riley Financial, Inc.	187
31	Banc of California, Inc.	537
13	BancFirst Corp.	733
39	Bancorp, Inc. (The)(c)	354
73	BancorpSouth Bank	2,379
32	Bank of Hawaii Corp.	2,631
10	Bank of Marin Bancorp	445
94	Bank OZK	3,083
79	BankUnited, Inc.	2,883
27	Banner Corp.	1,677
12	Bar Harbor Bankshares	310
30	Berkshire Hills Bancorp, Inc.	940
190	BGC Partners, Inc., Class A	1,165
88	Blackstone Mortgage Trust, Inc., Class A REIT	3,034
35	Blucora, Inc.(c)	941
19	Blue Hills Bancorp, Inc.	473
25	BOK Financial Corp.	2,261
65	Boston Private Financial Holdings, Inc.	773
13	Bridge Bancorp, Inc.	429
61	BrightSphere Investment Group PLC	863
62	Brookline Bancorp, Inc.	991
184	Brown & Brown, Inc.	5,450
15	Bryn Mawr Bank Corp.	611
13	Byline Bancorp, Inc.(c)	266
102	Cadence BanCorp	2,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
12	Camden National Corp.	$538
50	Cannae Holdings, Inc.(c)	1,146
103	Capitol Federal Financial, Inc.	1,377
70	Capstead Mortgage Corp. REIT	581
16	Carolina Financial Corp.	586
59	Cathay General Bancorp	2,292
15	CBTX, Inc.	500
62	CenterState Bank Corp.	1,640
22	Central Pacific Financial Corp.	642
55	Chemical Financial Corp.	2,521
143	Chimera Investment Corp. REIT	2,644
36	Citizens, Inc.(b)(c)	246
12	City Holding Co.	962
126	CNO Financial Group, Inc.	2,146
16	Cohen & Steers, Inc.	668
64	Colony Credit Real Estate, Inc. REIT	1,115
56	Columbia Banking System, Inc.	2,121
36	Columbia Financial, Inc.(c)	577
77	Commerce Bancshares, Inc.	4,846
39	Community Bank System, Inc.	2,527
12	Community Trust Bancorp, Inc.	513
23	ConnectOne Bancorp, Inc.	496
18	Cowen, Inc.(c)	279
14	Crawford & Co., Class A	141
9	Credit Acceptance Corp.(c)	3,959
47	Cullen/Frost Bankers, Inc.	4,873
11	Curo Group Holdings Corp.(c)	121
23	Customers Bancorp, Inc.(c)	492
86	CVB Financial Corp.	1,960
3	Diamond Hill Investment Group, Inc.	426
24	Dime Community Bancshares, Inc.	479
10	Donegal Group, Inc., Class A	135
26	Donnelley Financial Solutions, Inc.(c)	369
54	Dynex Capital, Inc. REIT	329
25	Eagle Bancorp, Inc.(c)	1,480
15	eHealth, Inc.(c)	801
7	EMC Insurance Group, Inc.	223
25	Employers Holdings, Inc.	1,041
20	Encore Capital Group, Inc.(b)(c)	684
24	Enova International, Inc.(c)	612
8	Enstar Group Ltd. (Bermuda)(c)	1,427
18	Enterprise Financial Services Corp.	813
11	Equity Bancshares, Inc., Class A(c)	374
19	Erie Indemnity Co., Class A	3,386
68	Essent Group Ltd.(c)	2,934
31	Evercore, Inc., Class A	2,855
23	Exantas Capital Corp. REIT	250
40	EZCORP, Inc., Class A(c)	391
249	F.N.B. Corp.	3,048
29	FactSet Research Systems, Inc.	6,820
13	FB Financial Corp.	461
9	FBL Financial Group, Inc., Class A	629
7	Federal Agricultural Mortgage Corp., Class C	573
73	Federated Investors, Inc., Class B	2,172
110	FGL Holdings(c)	913
17	Fidelity Southern Corp.	554
12	Financial Institutions, Inc.	362

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
86	First American Financial Corp.	$4,368
23	First Bancorp	901
158	First BanCorp/Puerto Rico	1,819
11	First Bancshares, Inc. (The)	360
34	First Busey Corp.	916
5	First Citizens BancShares, Inc., Class A	2,183
76	First Commonwealth Financial Corp.	1,069
11	First Community Bancshares, Inc.	394
16	First Defiance Financial Corp.	495
75	First Financial Bancorp	2,080
42	First Financial Bankshares, Inc.(b)	2,724
8	First Financial Corp.	355
26	First Foundation, Inc.	396
103	First Hawaiian, Inc.	2,777
236	First Horizon National Corp.	3,689
28	First Interstate BancSystem, Inc., Class A	1,166
43	First Merchants Corp.	1,737
9	First Mid-Illinois Bancshares, Inc.	314
82	First Midwest Bancorp, Inc.	1,898
19	First of Long Island Corp. (The)	444
34	FirstCash, Inc.	2,980
24	Flagstar Bancorp, Inc.	784
20	Flushing Financial Corp.	464
11	Franklin Financial Network, Inc.	361
135	Fulton Financial Corp.	2,319
4	GAMCO Investors, Inc., Class A	82
384	Genworth Financial, Inc., Class A(c)	1,486
18	German American Bancorp, Inc.	557
65	Glacier Bancorp, Inc.	2,848
3	Global Indemnity Ltd. (Cayman Islands)	116
39	Granite Point Mortgage Trust, Inc. REIT	742
9	Great Southern Bancorp, Inc.	510
44	Great Western Bancorp, Inc.	1,652
36	Green Dot Corp., Class A(c)	2,324
14	Greenhill & Co., Inc.	330
22	Greenlight Capital Re Ltd., Class A(b)(c)	246
65	Hancock Whitney Corp.	2,839
24	Hanmi Financial Corp.	554
32	Hanover Insurance Group, Inc. (The)	3,799
11	HarborOne Bancorp, Inc.(c)	177
5	HCI Group, Inc.	231
24	Heartland Financial USA, Inc.	1,166
32	Heritage Commerce Corp.	447
28	Heritage Financial Corp.	922
17	Heritage Insurance Holdings, Inc.	254
58	Hilltop Holdings, Inc.	1,115
119	Home BancShares, Inc.	2,318
20	HomeStreet, Inc.(c)	558
14	HomeTrust Bancshares, Inc.	381
99	Hope Bancorp, Inc.	1,443
31	Horace Mann Educators Corp.	1,215
28	Horizon Bancorp, Inc.	495
27	Houlihan Lokey, Inc.	1,241
43	IBERIABANK Corp.	3,364
4	Independence Holding Co.	153
18	Independent Bank Corp./MI	418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
22	Independent Bank Corp./Rockland MA	$1,873
27	Independent Bank Group, Inc.	1,565
55	Interactive Brokers Group, Inc., Class A	3,038
43	International Bancshares Corp.	1,755
12	INTL. FCStone, Inc.(c)	522
96	Invesco Mortgage Capital, Inc. REIT(d)	1,528
24	Investment Technology Group, Inc.	725
190	Investors Bancorp, Inc.	2,388
23	James River Group Holdings Ltd.	945
145	Janus Henderson Group PLC (United Kingdom)	3,552
67	Kearny Financial Corp.	911
42	Kemper Corp.	3,490
15	Kinsale Capital Group, Inc.	1,001
16	KKR Real Estate Finance Trust, Inc. REIT	326
60	Ladder Capital Corp. REIT	1,101
84	Ladenburg Thalmann Financial Services, Inc.	247
35	Lakeland Bancorp, Inc.	586
18	Lakeland Financial Corp.	870
35	LegacyTexas Financial Group, Inc.	1,461
66	Legg Mason, Inc.	1,930
229	LendingClub Corp.(c)	680
6	LendingTree, Inc.(c)	1,914
19	Live Oak Bancshares, Inc.	308
67	LPL Financial Holdings, Inc.	5,052
13	Luther Burbank Corp.	136
54	Maiden Holdings Ltd.	66
29	MarketAxess Holdings, Inc.	7,072
65	MB Financial, Inc.	2,943
66	MBIA, Inc.(c)	655
11	Mercantile Bank Corp.	381
7	Merchants Bancorp	146
21	Mercury General Corp.	1,112
39	Meridian Bancorp, Inc.	635
21	Meta Financial Group, Inc.	490
345	MFA Financial, Inc. REIT	2,508
277	MGIC Investment Corp.(c)	3,595
16	Midland States Bancorp, Inc.	408
35	Moelis & Co., Class A	1,561
15	Morningstar, Inc.	1,898
59	Mr Cooper Group, Inc.(c)	805
20	National Bank Holdings Corp., Class A	723
11	National Commerce Corp.(c)	481
52	National General Holdings Corp.	1,342
2	National Western Life Group, Inc., Class A	616
188	Navient Corp.	2,297
18	Navigators Group, Inc. (The)	1,256
33	NBT Bancorp, Inc.	1,275
16	Nelnet, Inc., Class A	877
311	New Residential Investment Corp. REIT	5,144
376	New York Community Bancorp, Inc.	4,704
119	New York Mortgage Trust, Inc. REIT	714
7	Nicolet Bankshares, Inc.(c)	402
46	NMI Holdings, Inc., Class A(c)	1,111
34	Northfield Bancorp, Inc.	507
75	Northwest Bancshares, Inc.	1,395
30	OceanFirst Financial Corp.	756

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
82	Ocwen Financial Corp.(c)	$175
39	OFG Bancorp	807
10	Old Line Bancshares, Inc.	286
121	Old National Bancorp	2,151
221	Old Republic International Corp.	4,610
32	On Deck Capital, Inc.(c)	196
63	OneMain Holdings, Inc.	2,079
22	Opus Bank	501
14	Origin Bancorp, Inc.	505
31	Oritani Financial Corp.	556
38	Pacific Premier Bancorp, Inc.	1,134
93	PacWest Bancorp	3,815
11	Park National Corp.	1,102
13	Peapack-Gladstone Financial Corp.	378
52	PennyMac Mortgage Investment Trust REIT	1,060
14	Peoples Bancorp, Inc.	467
12	People’s Utah Bancorp	352
57	Pinnacle Financial Partners, Inc.	3,345
11	Piper Jaffray Cos.	770
16	PJT Partners, Inc., Class A	740
77	Popular, Inc.	4,341
35	PRA Group, Inc.(c)	1,127
11	Preferred Bank	563
33	Primerica, Inc.	4,126
41	ProAssurance Corp.	1,665
51	Prosperity Bancshares, Inc.	3,797
7	Protective Insurance Corp., Class B	148
49	Provident Financial Services, Inc.	1,345
13	Pzena Investment Management, Inc., Class A	129
11	QCR Holdings, Inc.	393
164	Radian Group, Inc.	3,339
14	Ready Capital Corp. REIT(b)	226
73	Redwood Trust, Inc. REIT	1,117
38	Renasant Corp.	1,455
8	Republic Bancorp, Inc., Class A	362
41	Republic First Bancorp, Inc.(c)	262
29	RLI Corp.	2,045
27	S&T Bancorp, Inc.	1,117
11	Safety Insurance Group, Inc.	983
26	Sandy Spring Bancorp, Inc.	912
37	Seacoast Banking Corp. of Florida(c)	1,074
45	Selective Insurance Group, Inc.	2,968
35	ServisFirst Bancshares, Inc.	1,224
67	Simmons First National Corp., Class A	1,798
334	SLM Corp.(c)	3,691
28	South State Corp.	1,989
22	Southside Bancshares, Inc.	764
211	Starwood Property Trust, Inc. REIT	4,733
13	State Auto Financial Corp.	438
164	Sterling Bancorp, Inc./DE	3,334
14	Sterling Bancorp, Inc./MI	141
16	Stewart Information Services Corp.	687
55	Stifel Financial Corp.	2,994
17	Stock Yards Bancorp, Inc.	606
127	Synovus Financial Corp.	5,039
122	TCF Financial Corp.	2,794
38	Texas Capital Bancshares, Inc.(c)	2,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
43	TFS Financial Corp.	$737
58	Third Point Reinsurance Ltd. (Bermuda)(c)	620
11	Tompkins Financial Corp.	884
50	Towne Bank	1,378
25	TPG RE Finance Trust, Inc. REIT	500
20	TriCo Bancshares	804
15	TriState Capital Holdings, Inc.(c)	339
18	Triumph Bancorp, Inc.(c)	610
21	Trupanion, Inc.(b)(c)	637
74	TrustCo Bank Corp. NY	627
49	Trustmark Corp.	1,738
190	Two Harbors Investment Corp. REIT	2,635
34	UMB Financial Corp.	2,340
169	Umpqua Holdings Corp.	3,072
56	Union Bankshares Corp.	1,992
79	United Bankshares, Inc./WV	3,033
58	United Community Banks, Inc.	1,606
38	United Community Financial Corp.	381
39	United Financial Bancorp, Inc.	606
16	United Fire Group, Inc.	780
20	United Insurance Holdings Corp.	328
25	Universal Insurance Holdings, Inc.	976
22	Univest Financial Corp.	583
242	Valley National Bancorp	2,556
35	Veritex Holdings, Inc.	980
37	Virtu Financial, Inc., Class A(b)	930
5	Virtus Investment Partners, Inc.	512
60	Waddell & Reed Financial, Inc., Class A	1,111
23	Walker & Dunlop, Inc.	1,283
63	Washington Federal, Inc.	1,933
12	Washington Trust Bancorp, Inc.	629
19	Waterstone Financial, Inc.	320
71	Webster Financial Corp.	4,077
42	WesBanco, Inc.	1,782
21	Westamerica Bancorporation	1,350
77	Western Alliance Bancorp(c)	3,563
37	Western Asset Mortgage Capital Corp. REIT	371
6	Westwood Holdings Group, Inc.	232
2	White Mountains Insurance Group Ltd.	1,879
43	Wintrust Financial Corp.	3,168
100	WisdomTree Investments, Inc.	778
6	World Acceptance Corp.(c)	738
39	WSFS Financial Corp.	1,688

		445,557

	Health Care—14.0%
22	Abeona Therapeutics, Inc.(b)(c)	154
68	Acadia Healthcare Co., Inc.(c)	1,788
87	ACADIA Pharmaceuticals, Inc.(c)	2,305
25	Accelerate Diagnostics, Inc.(b)(c)	534
34	Acceleron Pharma, Inc.(c)	1,497
66	Accuray, Inc.(c)	318
85	Achillion Pharmaceuticals, Inc.(c)	213
27	Aclaris Therapeutics, Inc.(c)	175
29	Acorda Therapeutics, Inc.(c)	427
17	Adamas Pharmaceuticals, Inc.(c)	190
7	Addus HomeCare Corp.(c)	470
30	Aduro Biotech, Inc.(c)	129

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
31	Aerie Pharmaceuticals, Inc.(c)	$1,447
74	Agenus, Inc.(c)	229
40	Agios Pharmaceuticals, Inc.(c)	2,595
31	Aimmune Therapeutics, Inc.(b)(c)	747
14	Akcea Therapeutics, Inc.(b)(c)	476
58	Akebia Therapeutics, Inc.(c)	422
72	Akorn, Inc.(c)	292
47	Alder Biopharmaceuticals, Inc.(c)	603
13	Allakos, Inc.(c)	519
134	Allscripts Healthcare Solutions, Inc.(c)	1,436
26	AMAG Pharmaceuticals, Inc.(c)	387
21	Amedisys, Inc.(c)	2,610
10	American Renal Associates Holdings, Inc.(c)	125
145	Amicus Therapeutics, Inc.(c)	1,755
36	AMN Healthcare Services, Inc.(c)	1,800
71	Amneal Pharmaceuticals, Inc.(c)	961
27	Amphastar Pharmaceuticals, Inc.(c)	671
14	AnaptysBio, Inc.(c)	964
28	AngioDynamics, Inc.(c)	627
7	ANI Pharmaceuticals, Inc.(c)	461
11	Anika Therapeutics, Inc.(c)	359
109	Antares Pharma, Inc.(c)	391
28	Apellis Pharmaceuticals, Inc.(c)	424
20	Apollo Medical Holdings, Inc.(c)	391
12	Aptinyx, Inc.(c)	64
19	Arcus Biosciences, Inc.(c)	224
38	Arena Pharmaceuticals, Inc.(c)	1,897
71	ArQule, Inc.(c)	232
155	Array BioPharma, Inc.(c)	3,556
61	Arrowhead Pharmaceuticals, Inc.(b)(c)	1,191
17	Assembly Biosciences, Inc.(c)	364
47	Assertio Therapeutics, Inc.(c)	195
25	Atara Biotherapeutics, Inc.(c)	895
26	Athenex, Inc.(c)	342
27	AtriCure, Inc.(c)	862
1	Atrion Corp.	786
28	Audentes Therapeutics, Inc.(c)	857
36	Avanos Medical, Inc.(c)	1,695
10	Avrobio, Inc.(c)	167
25	AxoGen, Inc.(c)	462
27	Bellicum Pharmaceuticals, Inc.(c)	87
59	BioCryst Pharmaceuticals, Inc.(c)	487
15	Biohaven Pharmaceutical Holding Co., Ltd.(c)	660
16	Bio-Rad Laboratories, Inc., Class A(c)	4,334
4	BioSpecifics Technologies Corp.(c)	278
29	Bio-Techne Corp.	5,623
26	BioTelemetry, Inc.(c)	1,943
68	BioTime, Inc.(c)	82
42	Bluebird Bio, Inc.(c)	6,519
30	Blueprint Medicines Corp.(c)	2,466
144	Brookdale Senior Living, Inc.(c)	973
78	Bruker Corp.	2,980
26	Cambrex Corp.(c)	1,075
29	Cantel Medical Corp.	2,132
19	Capital Senior Living Corp.(c)	95
26	Cara Therapeutics, Inc.(c)	443
27	Cardiovascular Systems, Inc.(c)	955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
25	CareDx, Inc.(c)	$778
62	Castlight Health, Inc., Class B(c)	198
112	Catalent, Inc.(c)	4,841
104	Cerus Corp.(c)	677
37	Charles River Laboratories International, Inc.(c)	5,260
12	Chemed Corp.	3,954
17	ChemoCentryx, Inc.(c)	183
13	Civitas Solutions, Inc.(c)	231
38	Clovis Oncology, Inc.(c)	1,151
37	Codexis, Inc.(c)	800
34	Coherus Biosciences, Inc.(c)	488
18	Collegium Pharmaceutical, Inc.(c)	317
67	Community Health Systems, Inc.(c)	332
10	Computer Programs & Systems, Inc.	329
13	Concert Pharmaceuticals, Inc.(c)	197
19	CONMED Corp.	1,461
80	Corcept Therapeutics, Inc.(c)	998
8	CorVel Corp.(c)	538
47	Covetrus, Inc.(c)	1,682
16	CRISPR Therapeutics AG (Switzerland)(b)(c)	566
28	Cross Country Healthcare, Inc.(c)	245
26	CryoLife, Inc.(c)	769
11	Cutera, Inc.(c)	188
43	Cymabay Therapeutics, Inc.(c)	508
36	Cytokinetics, Inc.(c)	260
33	CytomX Therapeutics, Inc.(c)	370
12	Deciphera Pharmaceuticals, Inc.(c)	341
47	Denali Therapeutics, Inc.(c)	1,023
24	Dermira, Inc.(c)	200
34	Dicerna Pharmaceuticals, Inc.(c)	415
40	Diplomat Pharmacy, Inc.(c)	258
10	Dova Pharmaceuticals, Inc.(b)(c)	77
48	Dynavax Technologies Corp.(b)(c)	442
9	Eagle Pharmaceuticals, Inc.(c)	451
28	Editas Medicine, Inc.(c)	578
33	Emergent BioSolutions, Inc.(c)	1,926
11	Enanta Pharmaceuticals, Inc.(c)	1,128
76	Encompass Health Corp.	4,799
155	Endo International PLC(c)	1,703
38	Ensign Group, Inc. (The)	1,879
46	Epizyme, Inc.(c)	596
19	Esperion Therapeutics, Inc.(b)(c)	876
45	Evolent Health, Inc., Class A(c)	594
94	Exact Sciences Corp.(c)	8,554
229	Exelixis, Inc.(c)	5,127
40	Fate Therapeutics, Inc.(c)	628
59	FibroGen, Inc.(c)	3,410
27	Five Prime Therapeutics, Inc.(c)	313
23	Flexion Therapeutics, Inc.(c)	318
19	G1 Therapeutics, Inc.(c)	351
41	GenMark Diagnostics, Inc.(c)	315
17	Genomic Health, Inc.(c)	1,291
143	Geron Corp.(c)	209
25	Glaukos Corp.(c)	1,854
38	Global Blood Therapeutics, Inc.(c)	1,995
58	Globus Medical, Inc., Class A(c)	2,824

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
26	GlycoMimetics, Inc.(c)	$320
40	Haemonetics Corp.(c)	3,475
100	Halozyme Therapeutics, Inc.(c)	1,725
43	HealthEquity, Inc.(c)	3,461
20	HealthStream, Inc.	556
54	Heron Therapeutics, Inc.(c)	1,429
6	Heska Corp.(c)	491
52	Hill-Rom Holdings, Inc.	5,515
64	HMS Holdings Corp.(c)	2,205
10	Homology Medicines, Inc.(c)	295
129	Horizon Pharma PLC(c)	3,742
13	ICU Medical, Inc.(c)	3,195
114	ImmunoGen, Inc.(c)	538
102	Immunomedics, Inc.(c)	1,608
54	Innoviva, Inc.(c)	848
14	Inogen, Inc.(c)	1,504
52	Inovalon Holdings, Inc., Class A(b)(c)	683
69	Inovio Pharmaceuticals, Inc.(b)(c)	253
59	Insmed, Inc.(c)	1,749
5	Inspire Medical Systems, Inc.(c)	310
45	Insulet Corp.(b)(c)	4,226
17	Insys Therapeutics, Inc.(c)	107
22	Integer Holdings Corp.(c)	2,001
56	Integra LifeSciences Holdings Corp.(c)	3,085
18	Intellia Therapeutics, Inc.(c)	274
16	Intercept Pharmaceuticals, Inc.(b)(c)	1,596
22	Intersect ENT, Inc.(c)	748
34	Intra-Cellular Therapies, Inc.(c)	463
58	Intrexon Corp.(c)	462
25	Invacare Corp.	243
43	Invitae Corp.(c)	865
100	Ionis Pharmaceuticals, Inc.(c)	7,099
80	Iovance Biotherapeutics, Inc.(c)	822
14	iRhythm Technologies, Inc.(c)	1,341
107	Ironwood Pharmaceuticals, Inc.(c)	1,524
37	Karyopharm Therapeutics, Inc.(c)	153
19	Kura Oncology, Inc.(c)	290
15	La Jolla Pharmaceutical Co.(b)(c)	86
30	Lantheus Holdings, Inc.(c)	686
13	LeMaitre Vascular, Inc.	389
33	Lexicon Pharmaceuticals, Inc.(c)	176
22	LHC Group, Inc.(c)	2,413
16	Ligand Pharmaceuticals, Inc.(c)	1,985
37	LivaNova PLC(c)	3,448
32	Luminex Corp.	815
35	MacroGenics, Inc.(c)	700
6	Madrigal Pharmaceuticals, Inc.(c)	788
19	Magellan Health, Inc.(c)	1,294
64	Mallinckrodt PLC(c)	1,597
39	Masimo Corp.(c)	5,120
57	Medicines Co. (The)(b)(c)	1,406
47	Medidata Solutions, Inc.(c)	3,526
69	MEDNAX, Inc.(c)	2,271
20	Medpace Holdings, Inc.(c)	1,099
33	Meridian Bioscience, Inc.	563
42	Merit Medical Systems, Inc.(c)	2,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
25	Minerva Neurosciences, Inc.(c)	$198
15	Mirati Therapeutics, Inc.(c)	1,092
45	Molina Healthcare, Inc.(c)	6,058
70	Momenta Pharmaceuticals, Inc.(c)	986
25	MyoKardia, Inc.(c)	1,121
13	Myovant Sciences Ltd.(c)	286
57	Myriad Genetics, Inc.(c)	1,769
31	Natera, Inc.(c)	491
7	National HealthCare Corp.	570
9	National Research Corp.	350
26	Natus Medical, Inc.(c)	718
40	Neogen Corp.(c)	2,478
69	NeoGenomics, Inc.(c)	1,352
70	Neurocrine Biosciences, Inc.(c)	5,408
21	Nevro Corp.(c)	967
37	NextGen Healthcare, Inc.(c)	648
294	Novavax, Inc.(b)(c)	207
50	Novocure Ltd.(c)	2,686
39	NuVasive, Inc.(c)	2,297
36	Omeros Corp.(b)(c)	519
30	Omnicell, Inc.(c)	2,549
258	OPKO Health, Inc.(c)	658
9	Optinose, Inc.(b)(c)	67
47	OraSure Technologies, Inc.(c)	505
15	Orthofix Medical, Inc.(c)	917
48	Owens & Minor, Inc.	300
103	Pacific Biosciences of California, Inc.(c)	753
32	Pacira Pharmaceuticals, Inc.(c)	1,318
21	Paratek Pharmaceuticals, Inc.(b)(c)	136
65	Patterson Cos., Inc.	1,466
112	PDL BioPharma, Inc.(b)(c)	407
24	Penumbra, Inc.(b)(c)	3,208
85	PerkinElmer, Inc.	8,004
16	Phibro Animal Health Corp., Class A	469
48	Portola Pharmaceuticals, Inc.(c)	1,474
45	PRA Health Sciences, Inc.(c)	4,814
49	Premier, Inc., Class A(c)	1,792
40	Prestige Consumer Healthcare, Inc.(c)	1,170
65	Progenics Pharmaceuticals, Inc.(c)	287
31	Prothena Corp. PLC (Ireland)(c)	415
9	Providence Service Corp. (The)(c)	642
39	PTC Therapeutics, Inc.(c)	1,347
23	Puma Biotechnology, Inc.(c)	640
26	Quidel Corp.(c)	1,705
68	R1 RCM, Inc.(c)	673
20	Ra Pharmaceuticals, Inc.(c)	385
30	Radius Health, Inc.(c)	569
32	RadNet, Inc.(c)	436
15	Reata Pharmaceuticals, Inc., Class A(c)	1,415
25	REGENXBIO, Inc.(c)	1,293
29	Repligen Corp.(c)	1,726
28	Retrophin, Inc.(c)	632
30	Revance Therapeutics, Inc.(c)	508
13	Rhythm Pharmaceuticals, Inc.(c)	373
121	Rigel Pharmaceuticals, Inc.(c)	265
19	Rocket Pharmaceuticals, Inc.(c)	331

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
35	Rockwell Medical, Inc.(c)	$163
36	Sage Therapeutics, Inc.(c)	5,733
78	Sangamo Therapeutics, Inc.(c)	703
51	Sarepta Therapeutics, Inc.(c)	7,356
83	Select Medical Holdings Corp.(c)	1,230
68	Senseonics Holdings, Inc.(c)	203
16	Seres Therapeutics, Inc.(c)	98
19	Sientra, Inc.(c)	210
12	Solid Biosciences, Inc.(c)	128
75	Sorrento Therapeutics, Inc.(b)(c)	152
26	Spark Therapeutics, Inc.(c)	2,946
74	Spectrum Pharmaceuticals, Inc.(c)	800
25	STAAR Surgical Co.(c)	920
30	Stemline Therapeutics, Inc.(c)	329
65	STERIS PLC	7,862
40	Supernus Pharmaceuticals, Inc.(c)	1,634
11	Surgery Partners, Inc.(b)(c)	138
10	Surmodics, Inc.(c)	584
48	Syneos Health, Inc., Class A(c)	2,005
13	Tabula Rasa HealthCare, Inc.(c)	716
12	Tactile Systems Technology, Inc.(c)	912
40	Tandem Diabetes Care, Inc.(c)	2,623
48	Teladoc Health, Inc.(c)	3,089
79	Tenet Healthcare Corp.(c)	2,258
51	TG Therapeutics, Inc.(c)	347
155	TherapeuticsMD, Inc.(b)(c)	887
34	Theravance Biopharma, Inc.(c)	825
31	Tivity Health, Inc.(c)	663
133	TransEnterix, Inc.(b)(c)	331
11	Tricida, Inc.(b)(c)	254
17	Triple-S Management Corp., Class B(c)	432
37	Ultragenyx Pharmaceutical, Inc.(c)	2,373
19	uniQure NV (Netherlands)(c)	1,026
10	US Physical Therapy, Inc.	1,102
40	Vanda Pharmaceuticals, Inc.(c)	810
29	Varex Imaging Corp.(c)	912
32	Vericel Corp.(c)	599
40	ViewRay, Inc.(c)	339
49	Viking Therapeutics, Inc.(b)(c)	412
22	Vocera Communications, Inc.(c)	729
15	Voyager Therapeutics, Inc.(c)	225
14	WaVe Life Sciences Ltd.(c)	587
57	West Pharmaceutical Services, Inc.	5,971
91	Wright Medical Group NV(c)	2,849
39	Xencor, Inc.(c)	1,183
99	ZIOPHARM Oncology, Inc.(b)(c)	292
32	Zogenix, Inc.(b)(c)	1,687

		376,990

	Industrials—14.2%
32	AAON, Inc.	1,276
26	AAR Corp.	950
51	ABM Industries, Inc.	1,819
79	ACCO Brands Corp.	735
47	Actuant Corp., Class A	1,149
48	Advanced Disposal Services, Inc.(c)	1,273
31	Advanced Drainage Systems, Inc.	788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
120	AECOM(c)	$3,715
25	Aegion Corp.(c)	434
54	Aerojet Rocketdyne Holdings, Inc.(c)	2,011
17	Aerovironment, Inc.(c)	1,354
51	AGCO Corp.	3,447
78	Air Lease Corp.	2,914
11	Air Transport Services Group, Inc.(c)	256
44	Aircastle Ltd.	874
8	Alamo Group, Inc.	768
22	Albany International Corp., Class A	1,706
3	Allegiant Travel Co.	396
94	Allison Transmission Holdings, Inc.	4,672
47	Altra Industrial Motion Corp.	1,495
11	American Woodmark Corp.(c)	937
22	Apogee Enterprises, Inc.	785
30	Applied Industrial Technologies, Inc.	1,744
20	ArcBest Corp.	697
34	Arcosa, Inc.	1,139
11	Argan, Inc.	511
16	Armstrong Flooring, Inc.(c)	229
32	Armstrong World Industries, Inc.	2,342
40	ASGN, Inc.(c)	2,576
16	Astec Industries, Inc.	611
17	Astronics Corp.(c)	611
36	Atkore International Group, Inc.(c)	832
5	Atlas Air Worldwide Holdings, Inc.(c)	269
50	Avis Budget Group, Inc.(c)	1,791
45	Axon Enterprise, Inc.(c)	2,422
20	AZZ, Inc.	920
37	Barnes Group, Inc.	2,149
6	Barrett Business Services, Inc.	471
52	Beacon Roofing Supply, Inc.(c)	1,886
10	Blue Bird Corp.(c)	186
49	BMC Stock Holdings, Inc.(c)	937
38	Brady Corp., Class A	1,798
33	Briggs & Stratton Corp.	433
20	BrightView Holdings, Inc.(c)	270
39	Brink’s Co. (The)	3,078
88	Builders FirstSource, Inc.(c)	1,226
76	BWX Technologies, Inc.	3,979
13	CAI International, Inc.(c)	306
46	Carlisle Cos., Inc.	5,662
31	Casella Waste Systems, Inc., Class A(c)	1,094
40	CBIZ, Inc.(c)	825
22	Chart Industries, Inc.(c)	1,942
18	Cimpress NV (Netherlands)(c)	1,485
13	CIRCOR International, Inc.(c)	410
103	Civeo Corp.(c)	268
41	Clean Harbors, Inc.(c)	2,788
67	Colfax Corp.(c)	1,773
16	Columbus McKinnon Corp.	599
28	Comfort Systems USA, Inc.	1,501
28	Continental Building Products, Inc.(c)	807
90	Covanta Holding Corp.	1,528
10	Covenant Transportation Group, Inc., Class A(c)	228
36	Crane Co.	3,045

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
12	CSW Industrials, Inc.(c)	$681
22	Cubic Corp.	1,357
32	Curtiss-Wright Corp.	3,945
35	Daseke, Inc.(c)	166
36	Deluxe Corp.	1,675
11	DMC Global, Inc.	517
98	Donaldson Co., Inc.	5,056
17	Douglas Dynamics, Inc.	717
13	DXP Enterprises, Inc.(c)	460
24	Dycom Industries, Inc.(c)	1,082
21	Echo Global Logistics, Inc.(c)	504
44	EMCOR Group, Inc.	3,174
16	Encore Wire Corp.	948
29	Energy Recovery, Inc.(b)(c)	233
32	EnerSys	2,362
20	Ennis, Inc.	424
16	EnPro Industries, Inc.	1,097
20	ESCO Technologies, Inc.	1,384
20	Esterline Technologies Corp.(c)	2,435
57	Evoqua Water Technologies Corp.(c)	774
40	Exponent, Inc.	2,265
46	Federal Signal Corp.	1,131
8	Forrester Research, Inc.	402
22	Forward Air Corp.	1,422
15	Foundation Building Materials, Inc.(c)	167
30	Franklin Electric Co., Inc.	1,596
29	FTI Consulting, Inc.(c)	2,151
99	Gardner Denver Holdings, Inc.(c)	2,658
44	Gates Industrial Corp. PLC(c)	708
27	GATX Corp.	2,146
13	Genco Shipping & Trading Ltd.(c)	106
48	Generac Holdings, Inc.(c)	2,475
45	Genesee & Wyoming, Inc., Class A(c)	3,690
25	Gibraltar Industries, Inc.(c)	1,012
17	Global Brass & Copper Holdings, Inc.	574
25	GMS, Inc.(c)	489
14	Gorman-Rupp Co. (The)	473
10	GP Strategies Corp.(c)	167
128	Graco, Inc.	6,011
56	GrafTech International Ltd.	808
36	Granite Construction, Inc.	1,676
43	Great Lakes Dredge & Dock Corp.(c)	383
25	Greenbrier Cos., Inc. (The)	1,031
25	Griffon Corp.	446
25	H&E Equipment Services, Inc.	720
62	Harsco Corp.(c)	1,388
9	Hawaiian Holdings, Inc.	268
57	Healthcare Services Group, Inc.	2,176
35	Heartland Express, Inc.	703
33	HEICO Corp.	3,093
58	HEICO Corp., Class A	4,639
15	Heidrick & Struggles International, Inc.	647
16	Herc Holdings, Inc.(c)	704
11	Heritage-Crystal Clean, Inc.(c)	266
46	Herman Miller, Inc.	1,687
39	Hertz Global Holdings, Inc.(c)	745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
66	Hexcel Corp.	$4,761
48	Hillenbrand, Inc.	2,126
34	HNI Corp.	1,313
26	Hub Group, Inc., Class A(c)	1,117
42	Hubbell, Inc.	4,958
17	Huron Consulting Group, Inc.(c)	779
6	Hyster-Yale Materials Handling, Inc.	406
14	ICF International, Inc.	1,057
36	InnerWorkings, Inc.(c)	175
29	Insperity, Inc.	3,662
14	Insteel Industries, Inc.	319
46	Interface, Inc.	817
67	ITT, Inc.	3,870
55	JELD-WEN Holding, Inc.(c)	1,112
24	John Bean Technologies Corp.	2,249
9	Kadant, Inc.	787
18	Kaman Corp.	1,108
103	KAR Auction Services, Inc.	4,856
108	KBR, Inc.	2,134
24	Kelly Services, Inc., Class A	579
63	Kennametal, Inc.	2,374
36	KeyW Holding Corp. (The)(c)	266
18	Kforce, Inc.	666
28	Kimball International, Inc., Class B	439
11	Kirby Corp.(c)	816
38	Knoll, Inc.	804
41	Korn Ferry	2,000
68	Kratos Defense & Security Solutions, Inc.(c)	1,169
32	Landstar System, Inc.	3,478
47	Lincoln Electric Holdings, Inc.	4,062
8	Lindsay Corp.	740
26	LSC Communications, Inc.	220
13	Lydall, Inc.(c)	366
62	Macquarie Infrastructure Corp.	2,535
26	Manitowoc Co., Inc. (The)(c)	468
31	Marten Transport Ltd.	578
20	Masonite International Corp.(c)	1,109
48	MasTec, Inc.(c)	2,073
8	Matson, Inc.	289
25	Matthews International Corp., Class A	994
19	McGrath RentCorp.	1,137
37	Mercury Systems, Inc.(c)	2,350
62	Meritor, Inc.(c)	1,381
54	Milacron Holdings Corp.(c)	755
13	Mistras Group, Inc.(c)	205
34	Mobile Mini, Inc.	1,224
25	Moog, Inc., Class A	2,349
69	MRC Global, Inc.(c)	1,163
28	MSA Safety, Inc.	2,895
35	MSC Industrial Direct Co., Inc., Class A	2,954
42	Mueller Industries, Inc.	1,388
121	Mueller Water Products, Inc., Class A	1,263
11	Multi-Color Corp.	548
13	MYR Group, Inc.(c)	436
4	National Presto Industries, Inc.(b)	449
33	Navigant Consulting, Inc.	679

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
34	Navistar International Corp.(c)	$1,305
53	NCI Building Systems, Inc.(c)	372
32	NN, Inc.	317
40	Nordson Corp.	5,430
83	NOW, Inc.(c)	1,198
8	NV5 Global, Inc.(c)	634
131	nVent Electric PLC	3,600
2	Omega Flex, Inc.	148
55	Oshkosh Corp.	4,280
6	Park-Ohio Holdings Corp.	191
17	Patrick Industries, Inc.(c)	769
44	PGT Innovations, Inc.(c)	664
144	Pitney Bowes, Inc.	1,035
179	Plug Power, Inc.(b)(c)	320
7	Powell Industries, Inc.	225
31	Primoris Services Corp.	724
20	Proto Labs, Inc.(c)	2,260
25	Quad/Graphics, Inc.(b)	365
24	Quanex Building Products Corp.	413
112	Quanta Services, Inc.	3,992
28	Raven Industries, Inc.	1,118
19	RBC Bearings, Inc.(c)	2,663
33	Regal Beloit Corp.	2,764
94	Resideo Technologies, Inc.(c)	2,416
23	Resources Connection, Inc.	400
22	REV Group, Inc.	194
80	Rexnord Corp.(c)	2,134
54	RR Donnelley & Sons Co.	291
23	Rush Enterprises, Inc., Class A	964
3	Rush Enterprises, Inc., Class B	124
41	Ryder System, Inc.	2,549
20	Saia, Inc.(c)	1,323
32	Simpson Manufacturing Co., Inc.	1,918
30	SiteOne Landscape Supply, Inc.(c)	1,611
10	SkyWest, Inc.	540
17	SP Plus Corp.(c)	585
26	Spartan Motors, Inc.	238
13	Spirit Airlines, Inc.(c)	731
33	SPX Corp.(c)	1,200
33	SPX FLOW, Inc.(c)	1,139
10	Standex International Corp.	820
66	Steelcase, Inc., Class A	1,156
69	Stericycle, Inc.(c)	3,076
22	Sun Hydraulics Corp.	1,047
64	Sunrun, Inc.(c)	993
10	Systemax, Inc.	203
22	Team, Inc.(c)	344
28	Teledyne Technologies, Inc.(c)	6,609
13	Tennant Co.	822
57	Terex Corp.	1,915
42	Tetra Tech, Inc.	2,521
25	Thermon Group Holdings, Inc.(c)	622
53	Timken Co. (The)	2,300
39	Titan International, Inc.	244
14	Titan Machinery, Inc.(c)	269
81	Toro Co. (The)	5,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
12	TPI Composites, Inc.(c)	$363
45	Trex Co., Inc.(c)	3,373
35	TriMas Corp.(c)	1,132
35	TriNet Group, Inc.(c)	2,145
101	Trinity Industries, Inc.	2,364
40	Triton International Ltd. (Bermuda)	1,316
38	Triumph Group, Inc.	880
31	TrueBlue, Inc.(c)	714
31	Tutor Perini Corp.(c)	583
11	UniFirst Corp.	1,582
104	Univar, Inc.(c)	2,351
47	Universal Forest Products, Inc.	1,456
7	Universal Logistics Holdings, Inc.	155
17	US Ecology, Inc.	975
70	USG Corp.	3,018
17	Valmont Industries, Inc.	2,322
9	Veritiv Corp.(c)	260
16	Viad Corp.	926
14	Vicor Corp.(c)	445
27	Vivint Solar, Inc.(b)(c)	141
7	VSE Corp.	247
43	Wabash National Corp.	638
30	WageWorks, Inc.(c)	987
25	Watsco, Inc.	3,597
21	Watts Water Technologies, Inc., Class A	1,691
102	Welbilt, Inc.(c)	1,629
35	Werner Enterprises, Inc.	1,209
42	Wesco Aircraft Holdings, Inc.(c)	357
36	WESCO International, Inc.(c)	1,960
31	Willscot Corp.(c)	316
43	Woodward, Inc.	4,143
26	YRC Worldwide, Inc.(c)	199

		381,057

	Information Technology—16.1%
44	2U, Inc.(b)(c)	3,243
88	3D Systems Corp.(c)	1,243
73	8x8, Inc.(c)	1,436
42	A10 Networks, Inc.(c)	293
19	Acacia Communications, Inc.(c)	1,014
89	ACI Worldwide, Inc.(c)	2,836
37	ADTRAN, Inc.	556
30	Advanced Energy Industries, Inc.(c)	1,511
24	Alarm.com Holdings, Inc.(c)	1,575
15	Alpha & Omega Semiconductor Ltd.(c)	161
25	Ambarella, Inc.(c)	1,009
83	Amkor Technology, Inc.(c)	729
24	Anixter International, Inc.(c)	1,408
14	Applied Optoelectronics, Inc.(b)(c)	189
57	Arlo Technologies, Inc.(c)	247
126	ARRIS International PLC(c)	3,992
54	Aspen Technology, Inc.(c)	5,438
84	Avaya Holdings Corp.(c)	1,301
85	Avnet, Inc.	3,697
39	AVX Corp.	710
25	Axcelis Technologies, Inc.(c)	525
22	Badger Meter, Inc.	1,294

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
31	Belden, Inc.	$1,915
34	Benchmark Electronics, Inc.	932
12	Benefitfocus, Inc.(c)	589
109	Black Knight, Inc.(c)	5,695
37	Blackbaud, Inc.	2,858
25	Blackline, Inc.(c)	1,308
109	Booz Allen Hamilton Holding Corp.	5,762
33	Bottomline Technologies (DE), Inc.(c)	1,646
104	Box, Inc., Class A(c)	2,105
55	Brooks Automation, Inc.	1,766
22	Cabot Microelectronics Corp.	2,488
19	CACI International, Inc., Class A(c)	3,463
27	CalAmp Corp.(c)	375
25	Carbonite, Inc.(c)	582
35	Cardtronics PLC, Class A(c)	1,033
22	Casa Systems, Inc.(c)	224
11	Cass Information Systems, Inc.	575
21	Ceridian HCM Holding, Inc.(b)(c)	1,029
17	CEVA, Inc.(c)	473
19	ChannelAdvisor Corp.(c)	246
109	Ciena Corp.(c)	4,650
46	Cirrus Logic, Inc.(c)	1,846
27	Cision Ltd.(c)	352
4	Cision Ltd.(c)	52
162	Cloudera, Inc.(c)	2,360
19	Coherent, Inc.(c)	2,529
31	Cohu, Inc.	555
34	CommVault Systems, Inc.(c)	2,291
18	Comtech Telecommunications Corp.	477
138	Conduent, Inc.(c)	2,018
19	Control4 Corp.(c)	342
62	CoreLogic, Inc.(c)	2,274
36	Cornerstone OnDemand, Inc.(c)	2,034
36	Coupa Software, Inc.(c)	3,391
31	Cray, Inc.(c)	760
79	Cree, Inc.(c)	4,298
26	CSG Systems International, Inc.	1,080
24	CTS Corp.	771
264	Cypress Semiconductor Corp.	4,074
29	Daktronics, Inc.	235
50	Diebold Nixdorf, Inc.	459
31	Diodes, Inc.(c)	1,250
49	Dolby Laboratories, Inc., Class A	3,175
17	Ebix, Inc.(b)	991
37	EchoStar Corp., Class A(c)	1,427
34	Electronics For Imaging, Inc.(c)	919
27	Ellie Mae, Inc.(c)	2,686
50	Endurance International Group Holdings, Inc.(c)	350
108	Entegris, Inc.	3,816
35	Envestnet, Inc.(c)	2,135
39	EPAM Systems, Inc.(c)	6,309
11	ePlus, Inc.(c)	984
40	Euronet Worldwide, Inc.(c)	5,373
20	Everbridge, Inc.(c)	1,414
54	Everi Holdings, Inc.(c)	415
47	EVERTEC, Inc.	1,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
35	Exela Technologies, Inc.(c)	$139
26	ExlService Holdings, Inc.(c)	1,596
91	Extreme Networks, Inc.(c)	748
28	Fabrinet (Thailand)(c)	1,638
22	Fair Isaac Corp.(c)	5,452
13	FARO Technologies, Inc.(c)	596
90	Finisar Corp.(c)	2,204
144	FireEye, Inc.(c)	2,413
60	First Solar, Inc.(c)	3,153
158	Fitbit, Inc., Class A(c)	935
43	Five9, Inc.(c)	2,281
18	ForeScout Technologies, Inc.(c)	748
57	FormFactor, Inc.(c)	903
25	GTT Communications, Inc.(c)	781
62	Guidewire Software, Inc.(c)	5,688
19	Hackett Group, Inc. (The)	309
67	Harmonic, Inc.(c)	370
29	HubSpot, Inc.(c)	4,883
15	Ichor Holdings Ltd.(b)(c)	315
46	II-VI, Inc.(c)	1,954
134	Infinera Corp.(c)	685
30	Inphi Corp.(c)	1,297
27	Insight Enterprises, Inc.(c)	1,507
23	Instructure, Inc.(c)	1,075
99	Integrated Device Technology, Inc.(c)	4,785
26	InterDigital, Inc.	1,813
27	Itron, Inc.(c)	1,431
38	j2 Global, Inc.	3,230
112	Jabil, Inc.	3,181
40	KEMET Corp.	758
20	Kimball Electronics, Inc.(c)	310
69	Knowles Corp.(c)	1,123
52	Kulicke & Soffa Industries, Inc. (Singapore)	1,213
94	Lattice Semiconductor Corp.(c)	1,109
87	Limelight Networks, Inc.(c)	254
19	Littelfuse, Inc.	3,669
46	LivePerson, Inc.(c)	1,286
49	LiveRamp Holdings, Inc.(c)	2,634
39	LogMeIn, Inc.	3,098
57	Lumentum Holdings, Inc.(c)	2,836
35	MACOM Technology Solutions Holdings, Inc.(c)	668
50	Manhattan Associates, Inc.(c)	2,738
20	ManTech International Corp., Class A	1,087
49	MAXIMUS, Inc.	3,463
50	MaxLinear, Inc.(c)	1,257
35	Mellanox Technologies Ltd. (Israel)(c)	3,760
3	Mesa Laboratories, Inc.	690
28	Methode Electronics, Inc.	786
7	MicroStrategy, Inc., Class A(c)	991
32	Mimecast Ltd.(c)	1,545
41	MKS Instruments, Inc.	3,398
45	MobileIron, Inc.(c)	228
18	Model N, Inc.(c)	311
23	MoneyGram International, Inc.(c)	56
31	Monolithic Power Systems, Inc.	4,157
29	Monotype Imaging Holdings, Inc.	568

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
14	MTS Systems Corp.	$746
18	Nanometrics, Inc.(c)	512
97	National Instruments Corp.	4,534
91	NCR Corp.(c)	2,550
44	Net 1 UEPS Technologies, Inc. (South Africa)(c)	172
24	NETGEAR, Inc.(c)	860
60	NetScout Systems, Inc.(c)	1,642
33	New Relic, Inc.(c)	3,490
51	NIC, Inc.	872
17	nLight, Inc.(c)	364
25	Novanta, Inc.(c)	2,043
221	Nuance Communications, Inc.(c)	3,706
103	Nutanix, Inc., Class A(c)	5,159
4	NVE Corp.	411
25	OneSpan, Inc.(c)	533
13	OSI Systems, Inc.(c)	1,129
15	Park Electrochemical Corp.	261
38	Paycom Software, Inc.(c)	6,906
24	Paylocity Holding Corp.(c)	2,102
9	PC Connection, Inc.	362
21	PDF Solutions, Inc.(c)	250
30	Pegasystems, Inc.	1,971
25	Perficient, Inc.(c)	715
114	Perspecta, Inc.	2,405
52	Photronics, Inc.(c)	510
26	Plantronics, Inc.	1,306
24	Plexus Corp.(c)	1,482
22	Power Integrations, Inc.	1,607
25	Presidio, Inc.	416
31	Progress Software Corp.	1,140
42	Proofpoint, Inc.(c)	4,960
26	PROS Holdings, Inc.(c)	1,108
142	Pure Storage, Inc., Class A(c)	2,908
28	Q2 Holdings, Inc.(c)	1,927
8	QAD, Inc., Class A	362
26	Qualys, Inc.(c)	2,174
17	Quantenna Communications, Inc.(c)	309
83	Rambus, Inc.(c)	852
24	Rapid7, Inc.(c)	1,105
58	RealPage, Inc.(c)	3,550
41	Ribbon Communications, Inc.(c)	211
53	RingCentral, Inc., Class A(c)	5,580
14	Rogers Corp.(c)	2,174
24	Rudolph Technologies, Inc.(c)	542
61	SailPoint Technologies Holding, Inc.(c)	1,881
52	Sanmina Corp.(c)	1,661
20	ScanSource, Inc.(c)	751
41	Science Applications International Corp.	3,063
50	Semtech Corp.(c)	2,752
33	Silicon Laboratories, Inc.(c)	2,674
8	SMART Global Holdings, Inc.(c)	234
28	SolarEdge Technologies, Inc.(c)	1,183
14	SPS Commerce, Inc.(c)	1,495
49	SunPower Corp.(b)(c)	316
31	Sykes Enterprises, Inc.(c)	917
27	Synaptics, Inc.(c)	1,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
33	SYNNEX Corp.	$3,238
28	Tech Data Corp.(c)	2,862
91	Teradata Corp.(c)	4,402
138	Teradyne, Inc.	5,635
95	TiVo Corp.	953
25	Trade Desk, Inc. (The), Class A(c)	4,939
97	Travelport Worldwide Ltd.(c)	1,525
12	TTEC Holdings, Inc.	411
72	TTM Technologies, Inc.(c)	873
7	Tucows, Inc., Class A(c)	543
72	Twilio, Inc., Class A(c)	8,762
28	Tyler Technologies, Inc.(c)	5,734
16	Ubiquiti Networks, Inc.	2,310
23	Ultimate Software Group, Inc. (The)(c)	7,625
30	Ultra Clean Holdings, Inc.(c)	320
39	Unisys Corp.(c)	527
33	Universal Display Corp.	4,925
12	Upland Software, Inc.(c)	421
23	Varonis Systems, Inc.(c)	1,310
37	Veeco Instruments, Inc.(c)	423
50	Verint Systems, Inc.(c)	2,663
84	Versum Materials, Inc.	4,116
43	ViaSat, Inc.(b)(c)	3,249
175	Viavi Solutions, Inc.(c)	2,298
22	Virtusa Corp.(c)	1,110
101	Vishay Intertechnology, Inc.	2,214
33	WEX, Inc.(c)	5,876
20	Workiva, Inc.(c)	989
37	Xperi Corp.	888
35	Yext, Inc.(c)	650
41	Zebra Technologies Corp., Class A(c)	8,221
82	Zendesk, Inc.(c)	6,480
37	Zscaler, Inc.(c)	1,838

		433,316

	Materials—5.3%
23	A. Schulman, Inc.(c)(e)	12
23	AdvanSix, Inc.(c)	753
21	AgroFresh Solutions, Inc.(b)(c)	91
242	AK Steel Holding Corp.(b)(c)	731
143	Alcoa Corp.(c)	4,218
96	Allegheny Technologies, Inc.(c)	2,748
21	American Vanguard Corp.	394
28	Amyris, Inc.(b)(c)	133
48	AptarGroup, Inc.	4,883
48	Ashland Global Holdings, Inc.	3,714
25	Balchem Corp.	2,218
70	Bemis Co., Inc.	3,703
100	Berry Global Group, Inc.(c)	5,247
30	Boise Cascade Co.	837
46	Cabot Corp.	2,156
36	Carpenter Technology Corp.	1,690
40	Century Aluminum Co.(c)	345
6	Chase Corp.	579
13	Clearwater Paper Corp.(c)	372
217	Cleveland-Cliffs, Inc.	2,407
156	Coeur Mining, Inc.(c)	746

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
90	Commercial Metals Co.	$1,489
26	Compass Minerals International, Inc.	1,362
48	Domtar Corp.	2,444
36	Eagle Materials, Inc.	2,752
177	Element Solutions, Inc.(c)	1,993
61	Ferro Corp.(c)	1,183
20	FutureFuel Corp.	369
53	GCP Applied Technologies, Inc.(c)	1,588
238	Graphic Packaging Holding Co.	2,899
20	Greif, Inc., Class A	804
3	Greif, Inc., Class B	136
39	H.B. Fuller Co.	1,969
7	Hawkins, Inc.	289
10	Haynes International, Inc.	352
368	Hecla Mining Co.	883
165	Huntsman Corp.	4,090
32	Ingevity Corp.(c)	3,687
15	Innophos Holdings, Inc.	498
19	Innospec, Inc.	1,555
75	Intrepid Potash, Inc.(c)	285
13	Kaiser Aluminum Corp.	1,423
16	Koppers Holdings, Inc.(c)	393
25	Kraton Corp.(c)	889
18	Kronos Worldwide, Inc.	275
108	Louisiana-Pacific Corp.	2,729
16	Materion Corp.	924
207	McEwen Mining, Inc.	375
33	Mercer International, Inc. (Canada)	473
27	Minerals Technologies, Inc.	1,598
22	Myers Industries, Inc.	420
13	Neenah, Inc.	879
7	NewMarket Corp.	3,073
128	Olin Corp.	3,310
34	OMNOVA Solutions, Inc.(c)	277
122	Owens-Illinois, Inc.	2,430
34	P.H. Glatfelter Co.	457
61	PolyOne Corp.	1,990
31	PQ Group Holdings, Inc.(c)	508
10	Quaker Chemical Corp.	2,090
39	Rayonier Advanced Materials, Inc.	550
54	Reliance Steel & Aluminum Co.	4,820
45	Resolute Forest Products, Inc.	367
50	Royal Gold, Inc.	4,421
102	RPM International, Inc.	5,903
13	Ryerson Holding Corp.(c)	110
20	Schnitzer Steel Industries, Inc., Class A	486
24	Schweitzer-Mauduit International, Inc.	925
32	Scotts Miracle-Gro Co. (The)	2,621
32	Sensient Technologies Corp.	2,070
59	Silgan Holdings, Inc.	1,670
77	Sonoco Products Co.	4,458
16	Stepan Co.	1,506
86	Summit Materials, Inc., Class A(c)	1,462
45	SunCoke Energy, Inc.(c)	446
29	TimkenSteel Corp.(c)	361
19	Tredegar Corp.	331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
32	Trinseo SA	$1,606
72	Tronox Ltd., Class A	852
2	United States Lime & Minerals, Inc.	144
136	United States Steel Corp.	3,048
12	US Concrete, Inc.(c)	481
144	Valvoline, Inc.	2,706
41	Venator Materials PLC(c)	241
27	Verso Corp., Class A(c)	531
46	W.R. Grace & Co.	3,573
28	Warrior Met Coal, Inc.	820
34	Worthington Industries, Inc.	1,337

		140,963

	Real Estate—10.4%
63	Acadia Realty Trust REIT	1,795
26	Agree Realty Corp. REIT	1,709
52	Alexander & Baldwin, Inc. REIT(c)	1,192
2	Alexander’s, Inc. REIT	763
8	Altisource Portfolio Solutions SA(c)	201
25	American Assets Trust, Inc. REIT	1,086
105	American Campus Communities, Inc. REIT	4,731
61	American Finance Trust, Inc. REIT	659
204	American Homes 4 Rent, Class A REIT	4,455
74	Americold Realty Trust REIT	2,128
116	Apartment Investment & Management Co., Class A REIT	5,676
167	Apple Hospitality REIT, Inc. REIT	2,752
38	Armada Hoffler Properties, Inc. REIT	581
74	Ashford Hospitality Trust, Inc. REIT	397
22	Braemar Hotels & Resorts, Inc. REIT	286
137	Brandywine Realty Trust REIT	2,154
230	Brixmor Property Group, Inc. REIT	4,016
64	CareTrust REIT, Inc. REIT	1,430
38	CatchMark Timber Trust, Inc., Class A REIT	363
132	CBL & Associates Properties, Inc. REIT(b)	282
70	Cedar Realty Trust, Inc. REIT	244
36	Chatham Lodging Trust REIT	719
46	Chesapeake Lodging Trust REIT	1,386
357	Colony Capital, Inc. REIT	1,985
91	Columbia Property Trust, Inc. REIT	1,968
14	Community Healthcare Trust, Inc. REIT	500
91	CoreCivic, Inc. REIT	1,927
32	CorePoint Lodging, Inc. REIT	447
28	CoreSite Realty Corp. REIT	2,863
84	Corporate Office Properties Trust REIT	2,183
322	Cousins Properties, Inc. REIT	3,065
143	CubeSmart REIT	4,382
41	Cushman & Wakefield PLC(c)	752
81	CyrusOne, Inc. REIT	4,037
159	DiamondRock Hospitality Co. REIT	1,700
124	Douglas Emmett, Inc. REIT	4,786
47	Easterly Government Properties, Inc. REIT	845
28	EastGroup Properties, Inc. REIT	2,958
113	Empire State Realty Trust, Inc., Class A REIT	1,720
57	EPR Properties REIT	4,188
93	Equity Commonwealth REIT	3,036
65	Equity LifeStyle Properties, Inc. REIT	7,062

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
29	Essential Properties Realty Trust, Inc. REIT	$492
18	eXp World Holdings, Inc.(c)	203
97	First Industrial Realty Trust, Inc. REIT	3,251
46	Five Point Holdings LLC, Class A(c)	360
8	Forestar Group, Inc.(c)	136
52	Four Corners Property Trust, Inc. REIT	1,424
82	Franklin Street Properties Corp. REIT	594
39	Front Yard Residential Corp. REIT	434
5	FRP Holdings, Inc.(c)	256
156	Gaming and Leisure Properties, Inc. REIT	5,675
93	GEO Group, Inc. (The) REIT	2,113
26	Getty Realty Corp. REIT	857
22	Gladstone Commercial Corp. REIT	454
58	Global Net Lease, Inc. REIT	1,035
41	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,009
96	Healthcare Realty Trust, Inc. REIT	3,038
159	Healthcare Trust of America, Inc., Class A REIT	4,530
29	Hersha Hospitality Trust REIT	547
29	HFF, Inc., Class A	1,311
79	Highwoods Properties, Inc. REIT	3,658
126	Hospitality Properties Trust REIT	3,411
31	Howard Hughes Corp. (The)(c)	3,453
120	Hudson Pacific Properties, Inc. REIT	3,986
68	Independence Realty Trust, Inc. REIT	704
50	Industrial Logistics Properties Trust REIT	1,043
34	InfraREIT, Inc. REIT(c)	726
9	Investors Real Estate Trust REIT	543
52	iStar, Inc. REIT	455
88	JBG SMITH Properties REIT	3,546
100	Kennedy-Wilson Holdings, Inc.	2,078
77	Kilroy Realty Corp. REIT	5,676
64	Kite Realty Group Trust REIT	1,007
65	Lamar Advertising Co., Class A REIT	5,042
163	Lexington Realty Trust REIT	1,514
36	Life Storage, Inc. REIT	3,514
30	LTC Properties, Inc. REIT	1,333
69	Mack-Cali Realty Corp. REIT	1,450
15	Marcus & Millichap, Inc.(c)	579
280	Medical Properties Trust, Inc. REIT	5,104
67	MGM Growth Properties LLC, Class A REIT	2,061
67	Monmouth Real Estate Investment Corp. REIT	888
32	National Health Investors, Inc. REIT	2,497
43	National Storage Affiliates Trust REIT	1,218
63	New Senior Investment Group, Inc. REIT	325
96	Newmark Group, Inc., Class A	889
14	NexPoint Residential Trust, Inc. REIT	503
34	NorthStar Realty Europe Corp. REIT	610
37	Office Properties Income Trust REIT	1,129
154	Omega Healthcare Investors, Inc. REIT	5,529
11	One Liberty Properties, Inc. REIT	317
107	Outfront Media, Inc. REIT	2,401
164	Paramount Group, Inc. REIT	2,355
154	Park Hotels & Resorts, Inc. REIT	4,811
100	Pebblebrook Hotel Trust REIT	3,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
54	Pennsylvania Real Estate Investment Trust REIT(b)	$332
140	Physicians Realty Trust REIT	2,530
98	Piedmont Office Realty Trust, Inc., Class A REIT	2,006
49	PotlatchDeltic Corp. REIT	1,764
31	Preferred Apartment Communities, Inc., Class A REIT	472
16	PS Business Parks, Inc. REIT	2,355
39	QTS Realty Trust, Inc., Class A REIT	1,627
99	Rayonier, Inc. REIT	2,918
14	RE/MAX Holdings, Inc., Class A	549
91	Realogy Holdings Corp.	1,238
38	Redfin Corp.(b)(c)	759
87	Retail Opportunity Investments Corp. REIT	1,494
165	Retail Properties of America, Inc., Class A REIT	2,056
12	Retail Value, Inc. REIT	374
71	Rexford Industrial Realty, Inc. REIT	2,434
134	RLJ Lodging Trust REIT	2,488
5	RMR Group, Inc. (The), Class A	358
61	RPT Realty REIT	773
35	Ryman Hospitality Properties, Inc. REIT	2,835
137	Sabra Health Care REIT, Inc. REIT	2,482
10	Saul Centers, Inc. REIT	567
182	Senior Housing Properties Trust REIT	2,357
26	Seritage Growth Properties, Class A REIT	1,148
120	SITE Centers Corp. REIT	1,602
33	Spirit MTA REIT	243
66	Spirit Realty Capital, Inc. REIT	2,550
28	St. Joe Co. (The)(b)(c)	435
84	STAG Industrial, Inc. REIT	2,325
147	STORE Capital Corp. REIT	4,773
80	Summit Hotel Properties, Inc. REIT	911
66	Sun Communities, Inc. REIT	7,496
175	Sunstone Hotel Investors, Inc. REIT	2,634
72	Tanger Factory Outlet Centers, Inc. REIT	1,554
47	Taubman Centers, Inc. REIT	2,509
17	Tejon Ranch Co.(c)	314
45	Terreno Realty Corp. REIT	1,841
41	Tier REIT, Inc. REIT	994
26	UMH Properties, Inc. REIT	356
130	Uniti Group, Inc. REIT(b)	1,253
10	Universal Health Realty Income Trust REIT	745
88	Urban Edge Properties REIT	1,709
23	Urstadt Biddle Properties, Inc., Class A REIT	481
310	VICI Properties, Inc. REIT	6,606
143	Washington Prime Group, Inc. REIT(b)	827
61	Washington Real Estate Investment Trust REIT	1,616
94	Weingarten Realty Investors REIT	2,708
27	Whitestone REIT	351
86	Xenia Hotels & Resorts, Inc. REIT	1,680

		279,113

	Utilities—2.7%
39	ALLETE, Inc.	3,161
28	American States Water Co.	1,992
136	Aqua America, Inc.	4,888
9	AquaVenture Holdings Ltd.(c)	199

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
50	Avista Corp.	$2,020
46	Black Hills Corp.	3,265
37	California Water Service Group	1,925
13	Chesapeake Utilities Corp.	1,170
27	Clearway Energy, Inc., Class A	399
56	Clearway Energy, Inc., Class C	839
9	Connecticut Water Service, Inc.	604
31	El Paso Electric Co.	1,668
84	Hawaiian Electric Industries, Inc.	3,216
39	IDACORP, Inc.	3,838
143	MDU Resources Group, Inc.	3,778
27	MGE Energy, Inc.	1,726
13	Middlesex Water Co.	765
59	National Fuel Gas Co.	3,551
68	New Jersey Resources Corp.	3,291
43	NextEra Energy Partners LP	1,857
22	Northwest Natural Holding Co.	1,413
39	NorthWestern Corp.	2,673
40	ONE Gas, Inc.	3,458
29	Ormat Technologies, Inc.	1,619
27	Otter Tail Corp.	1,358
64	Pattern Energy Group, Inc., Class A	1,335
61	PNM Resources, Inc.	2,664
68	Portland General Electric Co.	3,410
18	SJW Group	1,101
66	South Jersey Industries, Inc.	1,911
41	Southwest Gas Holdings, Inc.	3,360
39	Spire, Inc.	3,093
48	TerraForm Power, Inc., Class A	600
11	Unitil Corp.	604
10	York Water Co. (The)	364

		73,115

	Total Common Stocks & Other Equity Interests (Cost $2,514,900)	2,681,303

	Money Market Fund—0.1%
2,234	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(f) (Cost $2,234)	2,234

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,517,134)-100.0%	2,683,537

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.6%
69,455	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(f)(g) (Cost $69,455)	69,455

	Total Investments in Securities (Cost $2,586,589)—102.6%	2,752,992

	Other assets less liabilities—(2.6)%	(70,330)

	Net Assets—100.0%	$2,682,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Non-income producing security.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. See Note 4.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

February 28, 2019

(Unaudited)

Portfolio Composition
Asset Group Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
U.S. Treasury Securities	39.8
Corporate Bonds and Notes	27.3
U.S. Government Sponsored Agency Mortgage-Backed Securities	23.8
Sovereign Debt Obligations	3.0
Commercial Mortgage-Backed Securities	1.9
U.S. Government Sponsored Agency Securities	1.7
Asset-Backed Securities	1.2
Municipal Bonds	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities—39.8%
	U.S. Treasury Bonds—9.8%
$100,000	U.S. Treasury Bonds	7.625%	11/15/2022	$117,988
100,000	U.S. Treasury Bonds	6.250	08/15/2023	115,602
100,000	U.S. Treasury Bonds	6.625	02/15/2027	128,434
100,000	U.S. Treasury Bonds	5.250	11/15/2028	121,461
50,000	U.S. Treasury Bonds	4.500	02/15/2036	61,219
200,000	U.S. Treasury Bonds	4.250	05/15/2039	239,762
100,000	U.S. Treasury Bonds	4.500	08/15/2039	123,795
100,000	U.S. Treasury Bonds	4.375	11/15/2039	121,799
100,000	U.S. Treasury Bonds	4.750	02/15/2041	128,010
100,000	U.S. Treasury Bonds	2.750	08/15/2042	94,770
100,000	U.S. Treasury Bonds	2.875	05/15/2043	96,553
50,000	U.S. Treasury Bonds	3.750	11/15/2043	55,853
200,000	U.S. Treasury Bonds	3.625	02/15/2044	219,117
200,000	U.S. Treasury Bonds	2.875	08/15/2045	192,516
200,000	U.S. Treasury Bonds	2.250	08/15/2046	168,844
200,000	U.S. Treasury Bonds	3.000	05/15/2047	196,898
100,000	U.S. Treasury Bonds	2.750	08/15/2047	93,578
50,000	U.S. Treasury Bonds	3.125	05/15/2048	50,349
50,000	U.S. Treasury Bonds	3.000	02/15/2049	49,168

				2,375,716

	U.S. Treasury Notes—30.0%
100,000	U.S. Treasury Notes	1.250	02/29/2020	98,736
200,000	U.S. Treasury Notes	1.375	03/31/2020	197,512
200,000	U.S. Treasury Notes	1.375	04/30/2020	197,312
200,000	U.S. Treasury Notes	3.500	05/15/2020	202,234
200,000	U.S. Treasury Notes	1.500	06/15/2020	197,355
200,000	U.S. Treasury Notes	2.625	08/15/2020	200,207
200,000	U.S. Treasury Notes	1.375	10/31/2020	196,195
100,000	U.S. Treasury Notes	2.625	11/15/2020	100,133
250,000	U.S. Treasury Notes	1.625	11/30/2020	246,103
100,000	U.S. Treasury Notes	1.750	12/31/2020	98,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued)
$75,000	U.S. Treasury Notes	3.625%	02/15/2021	$76,576
200,000	U.S. Treasury Notes	1.250	03/31/2021	194,969
200,000	U.S. Treasury Notes	3.125	05/15/2021	202,641
200,000	U.S. Treasury Notes	1.125	06/30/2021	193,875
100,000	U.S. Treasury Notes	2.125	08/15/2021	99,111
200,000	U.S. Treasury Notes	1.125	09/30/2021	193,242
100,000	U.S. Treasury Notes	2.000	11/15/2021	98,760
200,000	U.S. Treasury Notes	1.875	11/30/2021	196,766
200,000	U.S. Treasury Notes	1.750	11/30/2021	196,086
200,000	U.S. Treasury Notes	2.000	02/15/2022	197,277
200,000	U.S. Treasury Notes	1.875	03/31/2022	196,461
200,000	U.S. Treasury Notes	1.750	05/15/2022	195,434
200,000	U.S. Treasury Notes	2.125	06/30/2022	197,680
100,000	U.S. Treasury Notes	1.625	08/15/2022	97,111
100,000	U.S. Treasury Notes	2.000	11/30/2022	98,191
100,000	U.S. Treasury Notes	2.125	12/31/2022	98,609
100,000	U.S. Treasury Notes	2.000	02/15/2023	98,096
200,000	U.S. Treasury Notes	1.500	02/28/2023	192,375
100,000	U.S. Treasury Notes	1.750	05/15/2023	96,961
100,000	U.S. Treasury Notes	2.500	08/15/2023	99,947
200,000	U.S. Treasury Notes	2.750	11/15/2023	202,070
200,000	U.S. Treasury Notes	2.250	01/31/2024	197,473
50,000	U.S. Treasury Notes	2.750	02/15/2024	50,528
100,000	U.S. Treasury Notes	2.375	02/29/2024	99,381
100,000	U.S. Treasury Notes	2.500	05/15/2024	99,803
200,000	U.S. Treasury Notes	2.000	06/30/2024	194,570
200,000	U.S. Treasury Notes	2.375	08/15/2024	198,211
150,000	U.S. Treasury Notes	2.250	11/15/2024	147,475
200,000	U.S. Treasury Notes	2.000	02/15/2025	193,586
100,000	U.S. Treasury Notes	2.125	05/15/2025	97,332
200,000	U.S. Treasury Notes	2.250	11/15/2025	195,578
50,000	U.S. Treasury Notes	1.625	05/15/2026	46,732
100,000	U.S. Treasury Notes	1.500	08/15/2026	92,344
200,000	U.S. Treasury Notes	2.000	11/15/2026	191,086
100,000	U.S. Treasury Notes	2.375	05/15/2027	97,922
150,000	U.S. Treasury Notes	2.250	08/15/2027	145,201
100,000	U.S. Treasury Notes	2.750	02/15/2028	100,447
100,000	U.S. Treasury Notes	2.875	05/15/2028	101,418
50,000	U.S. Treasury Notes	2.875	08/15/2028	50,686
50,000	U.S. Treasury Notes	3.125	11/15/2028	51,747

				7,308,147

	Total U.S. Treasury Securities (Cost $9,825,960)			9,683,863

	Corporate Bonds and Notes—27.3%
	Aerospace/Defense—0.4%
100,000	United Technologies Corp.	4.500	06/01/2042	99,033

	Agriculture—0.4%
100,000	Philip Morris International, Inc.	4.125	03/04/2043	89,836

	Airlines—0.4%
100,000	Delta Air Lines, Inc.	2.875	03/13/2020	99,927

	Auto Manufacturers—0.8%
100,000	General Motors Financial Co., Inc.	3.200	07/06/2021	99,027
100,000	Toyota Motor Corp. (Japan)	3.669	07/20/2028	104,118

				203,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Banks—5.9%
$100,000	Bank of America Corp., MTN	3.875%	08/01/2025	$101,960
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	96,247
200,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	199,180
100,000	Citigroup, Inc.	8.125	07/15/2039	145,332
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	99,631
200,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	198,940
100,000	JPMorgan Chase & Co.	3.964	11/15/2048	94,065
100,000	Kreditanstalt Fuer Wiederaufbau (Germany)	1.625	05/29/2020	98,800
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	101,587
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934	03/09/2021	99,626
100,000	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/2031	96,686
100,000	Wells Fargo & Co.	3.069	01/24/2023	99,398

				1,431,452

	Beverages—0.8%
100,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)(a)	3.650	02/01/2026	98,950
100,000	PepsiCo, Inc.	2.150	10/14/2020	99,340

				198,290

	Biotechnology—0.8%
100,000	Amgen, Inc.	4.663	06/15/2051	95,918
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	99,742

				195,660

	Chemicals—0.4%
100,000	Dow Chemical Co. (The)	4.375	11/15/2042	90,194

	Computers—0.5%
100,000	International Business Machines Corp.	6.500	01/15/2028	119,980

	Diversified Financial Services—0.8%
100,000	Air Lease Corp.	3.625	04/01/2027	91,414
100,000	American Express Credit Corp., MTN	2.700	03/03/2022	99,498

				190,912

	Electric—2.0%
100,000	Delmarva Power & Light Co.(b)	3.500	11/15/2023	101,507
100,000	Duke Energy Corp.	3.750	09/01/2046	89,744
100,000	Entergy Louisiana LLC(b)	4.000	03/15/2033	101,726
100,000	Exelon Corp.	2.850	06/15/2020	99,681
100,000	Georgia Power Co.	4.300	03/15/2043	91,750

				484,408

	Environmental Control—0.4%
100,000	Waste Management, Inc.(b)	3.900	03/01/2035	97,400

	Food—0.4%
100,000	Kraft Heinz Foods Co.	5.200	07/15/2045	93,191

	Healthcare-Products—0.4%
100,000	Abbott Laboratories	4.900	11/30/2046	109,467

	Healthcare-Services—0.4%
100,000	UnitedHealth Group, Inc.	2.125	03/15/2021	98,616

	Insurance—1.3%
100,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	100,409
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	99,084
100,000	MetLife, Inc.	6.400	12/15/2036	106,125

				305,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Internet—0.4%
$100,000	Amazon.com, Inc.(b)	2.500%	11/29/2022	$99,052

	Iron/Steel—0.4%
100,000	Vale Overseas Ltd. (Brazil)	6.250	08/10/2026	106,600

	Machinery-Diversified—0.4%
100,000	CNH Industrial Capital LLC	4.375	04/05/2022	101,610

	Media—0.8%
100,000	21st Century Fox America, Inc.	3.375	11/15/2026	99,438
100,000	Comcast Corp.	2.750	03/01/2023	98,422

				197,860

	Miscellaneous Manufacturing—0.5%
100,000	General Electric Co., Series A, GMTN	6.750	03/15/2032	114,624

	Multi-National—0.8%
100,000	European Investment Bank (Supranational)	2.250	03/15/2022	99,097
100,000	International Bank For Reconstruction & Development, Series GDIF (Supranational)	2.750	07/23/2021	100,389

				199,486

	Oil & Gas—1.7%
100,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	97,677
100,000	ConocoPhillips Co.	4.950	03/15/2026	109,642
100,000	Exxon Mobil Corp.	2.726	03/01/2023	99,605
100,000	Valero Energy Corp.	3.400	09/15/2026	95,886

				402,810

	Pharmaceuticals—1.2%
100,000	AbbVie, Inc.	3.600	05/14/2025	98,401
100,000	Bayer US Finance II LLC (Germany)(a)	2.750	07/15/2021	97,954
100,000	CVS Health Corp.(b)	2.875	06/01/2026	93,174

				289,529

	Pipelines—1.3%
100,000	Energy Transfer Operating LP	6.125	12/15/2045	104,381
100,000	Kinder Morgan Energy Partners LP(b)	3.950	09/01/2022	101,824
100,000	TransCanada PipeLines Ltd. (Canada)	4.625	03/01/2034	101,935

				308,140

	REITs—0.8%
100,000	American Tower Corp.	3.500	01/31/2023	100,031
100,000	Boston Properties LP	3.800	02/01/2024	101,045

				201,076

	Retail—0.5%
100,000	Home Depot, Inc. (The)	5.875	12/16/2036	121,545

	Semiconductors—0.4%
100,000	Intel Corp.	2.700	12/15/2022	99,713

	Software—0.8%
100,000	Microsoft Corp.	3.700	08/08/2046	97,743
100,000	Oracle Corp.	1.900	09/15/2021	97,732

				195,475

	Telecommunications—0.8%
100,000	AT&T, Inc.	3.400	05/15/2025	97,616
100,000	Verizon Communications, Inc.	5.012	04/15/2049	104,831

				202,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Transportation—0.4%
$100,000	Burlington Northern Santa Fe LLC	3.050%	09/01/2022	$100,470

	Total Corporate Bonds and Notes (Cost $6,830,714)			6,647,566

	U.S. Government Sponsored Agency Mortgage-Backed Securities—23.8%
	Collateralized Mortgage Obligations—23.8%
113,381	Federal Home Loan Mortgage Corp. (FHLMC)	2.500	09/01/2028	111,949
192,578	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2028	193,202
98,089	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2043	99,033
192,722	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2045	193,802
67,901	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2046	68,407
317,018	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	06/01/2046	310,677
211,306	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	216,297
228,001	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	228,526
145,431	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	148,475
77,991	Federal National Mortgage Association (FNMA)	3.500	12/01/2028	79,571
131,334	Federal National Mortgage Association (FNMA)	2.500	02/01/2032	129,039
175,722	Federal National Mortgage Association (FNMA)	3.000	09/01/2032	175,855
86,409	Federal National Mortgage Association (FNMA)	3.500	01/01/2033	88,021
184,857	Federal National Mortgage Association (FNMA)	3.500	10/01/2042	186,518
200,734	Federal National Mortgage Association (FNMA)	3.500	08/01/2045	201,732
163,591	Federal National Mortgage Association (FNMA)	3.000	09/01/2046	160,095
168,623	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	165,019
126,652	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	124,255
218,378	Federal National Mortgage Association (FNMA)	3.500	08/01/2047	218,833
258,157	Federal National Mortgage Association (FNMA)	4.000	09/01/2047	264,086
342,649	Federal National Mortgage Association (FNMA)	4.000	10/01/2047	350,570
89,120	Federal National Mortgage Association (FNMA)	4.000	12/01/2047	91,157
92,675	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	92,796
83,674	Federal National Mortgage Association (FNMA)	5.000	05/01/2048	87,849
91,841	Government National Mortgage Association (GNMA)	3.500	04/20/2033	93,374
70,317	Government National Mortgage Association (GNMA)	3.500	04/20/2042	71,370
85,949	Government National Mortgage Association (GNMA)	4.000	11/15/2046	88,598
450,531	Government National Mortgage Association (GNMA)	3.000	11/20/2046	445,174
176,800	Government National Mortgage Association (GNMA)	4.000	05/20/2047	181,712
353,824	Government National Mortgage Association (GNMA)	3.500	08/20/2047	357,364
312,782	Government National Mortgage Association (GNMA)	3.500	09/20/2047	315,901
85,334	Government National Mortgage Association (GNMA)	5.000	05/20/2048	89,034
149,757	Government National Mortgage Association (GNMA)	4.500	01/20/2049	155,236

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,895,620)			5,783,527

	Sovereign Debt Obligations—3.0%
	Canada—0.4%
100,000	Province of Alberta Canada	2.200	07/26/2022	97,870

	Hungary—0.9%
200,000	Hungary Government International Bond	5.375	02/21/2023	214,458

	Indonesia—0.5%
100,000	Indonesia Government International Bond(a)	8.500	10/12/2035	139,837

	Japan—0.8%
200,000	Japan Bank For International Cooperation	2.875	06/01/2027	195,710

	Mexico—0.4%
100,000	Mexico Government International Bond, GMTN	4.750	03/08/2044	95,051

	Total Sovereign Debt Obligations (Cost $770,210)			742,926

	Commercial Mortgage-Backed Securities—1.9%
100,000	COMM Mortgage Trust, Class A5, Series 2015-CR22	3.309	03/10/2048	100,193
200,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS2	3.498	07/15/2058	202,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Commercial Mortgage-Backed Securities (continued)
$100,000	Wells Fargo Commercial Mortgage Trust, Class B, Series 2015-LC20	3.719%	04/15/2050	$100,048
50,000	WFRBS Commercial Mortgage Trust, Class C, Series 2012-C9	4.543	11/15/2045	50,387

	Total Commercial Mortgage-Backed Securities (Cost $460,712)			453,081

	U.S. Government Sponsored Agency Securities—1.7%
100,000	Federal Home Loan Banks (FHLB)	2.625	05/28/2020	100,094
100,000	Federal Home Loan Mortgage Corp. (FHLMC)	2.375	01/13/2022	99,573
100,000	Federal National Mortgage Association (FNMA)	2.625	09/06/2024	99,997
100,000	Resolution Funding Corp., Series A	8.625	01/15/2021	110,893

	Total U.S. Government Sponsored Agency Securities (Cost $412,445)			410,557

	Asset-Backed Securities—1.2%
200,000	Capital One Multi-Asset Execution Trust, Class A4, Series 2016-A4	1.330	06/15/2022	198,847
100,000	Ford Credit Auto Owner Trust 2018-Rev1, Class A, Series 2018-1(a)	3.190	07/15/2031	98,588

	Total Asset-Backed Securities (Cost $297,248)			297,435

	Municipal Bonds—0.6%
	Ad Valorem Property Tax—0.6%
100,000	California State Various Purpose Series 09	7.550	04/01/2039
	(Cost $151,775)			147,230

Number of Shares
	Money Market Fund—0.2%
52,811	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $52,811)			52,811

	Total Investments in Securities (excluding investment purchased with cash collateral from securities on loan) (Cost 24,697,495)—99.5%			24,218,996

	Investment Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—0.7%
175,080	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $175,080)			175,080

	Total Investments in Securities (Cost $24,872,575)—100.2%			24,394,076

	Other assets less liabilities—(0.2)%			(57,799)

	Net Assets—100.0%			$24,336,277

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $435,329, which represented 1.79% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Assets:
Unaffiliated investments in securities, at value(a)	$2,779,222	$2,679,775	$24,166,185
Affiliated investments in securities, at value	14,216	73,217	227,891
Receivables:
Investments sold	19,806	48,558	711,276
Dividends and interest	5,548	2,282	146,379
Securities lending	1	70	31

Total Assets	2,818,793	2,803,902	25,251,762

Liabilities:
Due to custodian	—	3	—
Payables:
Investments purchased	26,703	51,662	739,485
Collateral upon return of securities loaned	10,216	69,455	175,080
Accrued unitary management fees	84	120	920

Total Liabilities	37,003	121,240	915,485

Net Assets	$2,781,790	$2,682,662	$24,336,277

Net Assets Consist of:
Shares of beneficial interest	$2,500,025	$2,500,025	$24,991,283
Distributable earnings	281,765	182,637	(655,006)

Net Assets	$2,781,790	$2,682,662	$24,336,277

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,001	100,001	1,000,001
Net asset value	$27.82	$26.83	$24.34

Market price	$27.83	$26.89	$24.34

Unaffiliated investments in securities, at cost	$2,504,788	$2,513,275	$24,644,684

Affiliated investments in securities, at cost	$14,854	$73,314	$227,891

(a) Includes securities on loan with an aggregate value of:	$9,874	$66,757	$168,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Investment Income:
Unaffiliated dividend income	$27,785	$22,110	$—
Affiliated dividend income	48	101	955
Unaffiliated interest income	—	—	337,250
Securities lending income	335	159	48
Foreign withholding tax	(1)	(13)	(40)

Total Income	28,167	22,357	338,213

Expenses:
Unitary management fees	539	789	5,964

Less: Waivers	(2)	(3)	(81)

Net Expenses	537	786	5,883

Net Investment Income	27,630	21,571	332,330

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investment securities	540	15,688	(109,695)
Net change in unrealized appreciation (depreciation) on investment securities	(119,993)	(259,783)	225,180

Net realized and unrealized gain (loss)	(119,453)	(244,095)	115,485

Net increase (decrease) in net assets resulting from operations	$(91,823)	$(222,524)	$447,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Statements of Changes in Net Assets

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the period ended October 31, 2017

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)			Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Period Ended October 31, 2017(a)	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Period Ended October 31, 2017(a)
Operations:
Net investment income	$27,630	$43,243	$3,638	$21,571	$31,917	$3,423
Net realized gain (loss)	540	4,577	(620)	15,688	76,656	(99)
Net change in unrealized appreciation (depreciation)	(119,993)	327,069	66,720	(259,783)	323,037	103,149

Net increase (decrease) in net assets resulting from operations	(91,823)	374,889	69,738	(222,524)	431,610	106,473

Distributions to Shareholders from:
Distributable earnings	(35,388)	(35,651)	—	(106,111)	(26,811)	—
Return of capital	—	—	—	–	—	—

Total distributions to shareholders	(35,388)	(35,651)	—	(106,111)	(26,811)	—

Shareholder Transactions:
Proceeds from shares sold	—	—	2,500,025	–	—	2,500,025

Net increase in net assets resulting from shares transactions	—	—	2,500,025	–	—	2,500,025

Increase (Decrease) in Net Assets	(127,211)	339,238	2,569,763	(328,635)	404,799	2,606,498

Net Assets:
Beginning of period	2,909,001	2,569,763	—	3,011,297	2,606,498	—

End of period	$2,781,790	$2,909,001	$2,569,763	$2,682,662	$3,011,297	$2,606,498

Changes in Shares Outstanding:
Shares sold	—	—	100,001	–	—	100,001
Shares outstanding, beginning of period	100,001	100,001	—	100,001	100,001	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001	100,001	100,001

(a)	For the period September 19, 2017 (commencement of investment operations) through October 31, 2017.
(b)	For the period September 27, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Period Ended October 31, 2017(b)

$332,330	$519,464	$55,067
(109,695)	(35,744)	—
225,180	(665,580)	(38,099)

447,815	(181,860)	16,968

(344,730)	(540,479)	(52,720)
—	(8,742)	—

(344,730)	(549,221)	(52,720)

—	—	25,000,025

—	—	25,000,025

103,085	(731,081)	24,964,273

24,233,192	24,964,273	—

$24,336,277	$24,233,192	$24,964,273

—	—	1,000,001
1,000,001	1,000,001	—

1,000,001	1,000,001	1,000,001

37

Financial Highlights

Invesco PureBetaSM MSCI USA ETF (PBUS)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$29.09		$25.70		$25.00
Net investment income(b)	0.28		0.43		0.04
Net realized and unrealized gain (loss) on investments	(1.19)		3.32		0.66
Total from investment operations	(0.91)		3.75		0.70
Distributions to shareholders from:
Net investment income	(0.29)		(0.36)		—
Net realized gains	(0.07)		—		—
Total distributions to shareholders	(0.36)		(0.36)		—
Net asset value at end of period	$27.82		$29.09		$25.70
Market price at end of period(c)	$27.83		$29.09		$25.70
Net Asset Value Total Return(d)	(3.04)%		14.68%		2.80	%(e)
Market Price Total Return(d)	(3.00)%		14.68%		2.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,782		$2,909		$2,570
Ratio to average net assets of:
Expenses	0.04	%(f)	0.04	%(f)	0.04	%(f)
Net investment income	2.05	%(f)	1.91	%(f)	1.31	%(f)
Portfolio turnover rate(g)	3%		4%		0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 2.96%. The market price total return from Fund Inception to October 31, 2017 was 3.09%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$30.11		$26.06		$25.00
Net investment income(b)	0.22		0.32		0.04
Net realized and unrealized gain (loss) on investments	(2.44)		4.00		1.02
Total from investment operations	(2.22)		4.32		1.06
Distributions to shareholders from:
Net investment income	(0.24)		(0.27)		—
Net realized gains	(0.82)		—		—
Total distributions to shareholders	(1.06)		(0.27)		—
Net asset value at end of period	$26.83		$30.11		$26.06
Market price at end of period(c)	$26.89		$30.11		$26.08
Net Asset Value Total Return(d)	(6.75)%		16.66%		4.24	%(e)
Market Price Total Return(d)	(6.53)%		16.57%		4.32	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,683		$3,011		$2,606
Ratio to average net assets of:
Expenses	0.06	%(f)	0.06	%(f)	0.06	%(f)
Net investment income	1.64	%(f)	1.39	%(f)	1.21	%(f)
Portfolio turnover rate(g)	9%		15%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 3.66%. The market price total return from Fund Inception to October 31, 2017 was 3.66%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		For the Period September 27, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$24.23		$24.96		$25.00
Net investment income(b)	0.33		0.52		0.06
Net realized and unrealized gain (loss) on investments	0.12		(0.70)		(0.05)
Total from investment operations	0.45		(0.18)		0.01
Distributions to shareholders from:
Net investment income	(0.34)		(0.54)		(0.05)
Return of capital	—		(0.01)		—
Total distributions to shareholders	(0.34)		(0.55)		(0.05)
Net asset value at end of period	$24.34		$24.23		$24.96
Market price at end of period(c)	$24.34		$24.25		$24.96
Net Asset Value Total Return(d)	1.90%		(0.72)%		0.05	%(e)
Market Price Total Return(d)	1.82%		(0.64)%		0.05	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,336		$24,233		$24,964
Ratio to average net assets of:
Expenses, after Waivers	0.05	%(f)	0.05	%(f)	0.04	%(f)
Expenses, prior to Waivers	0.05	%(f)	0.05	%(f)	0.05	%(f)
Net investment income, after Waivers	2.79	%(f)	2.55	%(f)	2.44	%(f)
Portfolio turnover rate(g)	16%		20%		0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 29, 2017, the first day of trading on the exchange) to October 31, 2017 was 0.01%. The market price total return from Fund Inception to October 31, 2017 was 0.29%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco PureBetaSM MSCI USA ETF (PBUS)	“PureBetaSM MSCI USA ETF”
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	“PureBetaSM MSCI USA Small Cap ETF”
Invesco PureBetaSM US Aggregate Bond ETF (PBND)	“PureBetaSM US Aggregate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
PureBetaSM MSCI USA ETF	MSCI USA Index
PureBetaSM MSCI USA Small Cap ETF	MSCI USA Small Cap Index
PureBetaSM US Aggregate Bond ETF	ICE BofAML US Broad Market IndexSM

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchanged-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt

41

obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the

42

common stocks that a Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Changing U.S. Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the PureBetaSM US Aggregate Bond ETF’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. For each Fund (except PureBetaSM US Aggregate Bond ETF), investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sampling Risk. For PureBetaSM US Aggregate Bond ETF, the use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in their Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Liquidity Risk. For PureBetaSM US Aggregate Bond ETF, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

43

U.S. Government Obligations Risk. PureBetaSM US Aggregate Bond ETF may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Call Risk. For PureBetaSM US Aggregate Bond ETF, if interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Mortgage-Backed and Asset-Backed Securities Risk. For PureBetaSM US Aggregate Bond ETF, investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

44

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for PureBetaSM US Aggregate Bond ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. PureBetaSM US Aggregate Bond ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended February 28, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown

45

as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended October 31, 2017 and period November 1, 2017 through August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
PureBetaSM MSCI USA ETF	0.04%
PureBetaSM MSCI USA Small Cap ETF	0.06%
PureBetaSM US Aggregate Bond ETF	0.05%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended February 28, 2019, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM MSCI USA ETF	$2
PureBetaSM MSCI USA Small Cap ETF	3
PureBetaSM US Aggregate Bond ETF	81

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
PureBetaSM MSCI USA ETF	MSCI Inc.
PureBetaSM MSCI USA Small Cap ETF	MSCI Inc.
PureBetaSM US Aggregate Bond ETF	ICE Data Indices, LLC

46

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 28, 2019.

PureBetaSM MSCI USA ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2019	Dividend Income
Invesco Ltd.	$1,085	$39	$—	$(215)	$—	$909	$27

PureBetaSM MSCI USA Small Cap ETF

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,380	$255	$(80)	$(21)	$(6)	$1,528	$71

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of February 28, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk

47

or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,681,291	$—	$12	$2,681,303
Money Market Funds	71,689	—	—	71,689

Total Investments	$2,752,980	$—	$12	$2,752,992

PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$—	$9,683,863	$—	$9,683,863
Corporate Bonds and Notes	—	6,647,566	—	6,647,566
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	5,783,527	—	5,783,527
Sovereign Debt Obligations	—	742,926	—	742,926
Commercial Mortgage-Backed Securities	—	453,081	—	453,081
U.S. Government Sponsored Agency Securities	—	410,557	—	410,557
Asset Backed Securities	—	297,435	—	297,435
Municipal Bonds	—	147,230	—	147,230
Money Market Funds	227,891	—	—	227,891

Total Investments	$227,891	$24,166,185	$—	$24,394,076

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2018:

	Post-effective/ no expiration		Total*
	Short-term	Long-Term
PureBetaSM MSCI USA ETF	$—	$—	$—
PureBetaSM MSCI USA Small Cap ETF	—	—	—
PureBetaSM US Aggregate Bond ETF	54,412	—	54,412

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
PureBetaSM MSCI USA ETF	$80,048	$83,361
PureBetaSM MSCI USA Small Cap ETF	234,420	318,661
PureBetaSM US Aggregate Bond ETF	2,068,067	2,240,174

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for PureBetaSM US Aggregate Bond ETF amounted to $1,721,761 and $1,596,322.

48

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
PureBetaSM MSCI USA ETF	$400,463	$(126,901)	$273,562	$2,519,876
PureBetaSM MSCI USA Small Cap ETF	396,619	(231,443)	165,176	2,587,816
PureBetaSM US Aggregate Bond ETF	56,446	(534,945)	(478,499)	24,872,575

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for PureBetaSM US Aggregate Bond ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

49

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM MSCI USA ETF (PBUS)
Actual	$1,000.00	$969.60	0.04%	$0.20
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.04	0.20
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
Actual	1,000.00	932.50	0.06	0.29
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30
Invesco PureBetaSM MSCI US Aggregate Bond ETF (PBND)
Actual	1,000.00	1,019.00	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

50

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Form N-Qs (or any successor Form) will be available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PBETA-SAR-2	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On May 2, 2018, the SEC proposed amendments to the Loan Rule that, if adopted as proposed, would address many of the issues that led to the issuance of the no-action letter.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications , PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified additional two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC Manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment  Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Invesco Exchange-Traded Fund Trust II

By:     /s/ Daniel E. Draper

Name:  Daniel E. Draper

Title:    President

Date:     5/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Daniel E. Draper

Name:  Daniel E. Draper

Title:    President

Date:     5/6/2019

By:  /s/ Kelli Gallegos

Name:  Kelli Gallegos

Title:    Treasurer

Date:     5/6/2019